UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.21%	16.38%	8.84%	9.19%
Class A3	12.65%	9.98%	7.62%	8.57%
Class C2	18.75%	15.50%	8.00%	8.36%
Class C4	17.75%	14.50%	8.00%	8.36%
Class I2	19.36%	16.69%	9.13%	9.49%
Class R3[2]	19.01%	15.95%	8.45%	8.81%
Class R4[2]	19.19%	16.32%	8.79%	9.15%
Class R5[2]	19.35%	16.69%	9.12%	9.48%
Class R6[2]	19.43%	16.81%	9.23%	9.58%
Class Y2	19.36%	16.66%	9.13%	9.53%
Class F2	19.44%	16.79%	9.23%	9.56%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.85%	1.85%
Class I	0.79%	0.79%
Class R3	1.42%	1.42%
Class R4	1.10%	1.10%
Class R5	0.81%	0.81%
Class R6	0.70%	0.70%
Class Y	0.81%	0.81%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.1%
Consumer Discretionary	10.4
Consumer Staples	6.6
Energy	3.5
Financials	15.4
Health Care	11.1
Industrials	9.5
Information Technology	24.1
Materials	4.6
Real Estate	2.8
Utilities	1.4
Total	98.5%
Short-Term Investments	0.7
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	22.08%	22.67%	11.92%	12.16%
Class A3	15.37%	15.93%	10.66%	11.53%
Class C2	21.62%	21.75%	11.09%	11.34%
Class C4	20.62%	20.75%	11.09%	11.34%
Class I2	22.23%	22.96%	12.20%	12.42%
Class R3[2]	21.85%	22.20%	11.51%	11.78%
Class R4[2]	22.06%	22.66%	11.91%	12.15%
Class R5[2]	22.21%	22.97%	12.19%	12.46%
Class R6[2]	22.27%	23.05%	12.30%	12.55%
Class Y2	22.22%	22.98%	12.22%	12.50%
Class F2	22.27%	23.06%	12.30%	12.49%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.45%	0.45%
Class R3	1.08%	1.08%
Class R4	0.75%	0.75%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.44%	0.44%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	9.7
Consumer Staples	5.4
Energy	3.4
Financials	13.4
Health Care	14.7
Industrials	9.3
Information Technology	27.9
Materials	1.9
Real Estate	1.4
Utilities	2.9
Total	98.9%
Short-Term Investments	0.3
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.30%	14.99%	11.07%	10.20%
Class A3	10.85%	8.66%	9.82%	9.58%
Class C2	16.80%	14.11%	10.22%	9.36%
Class C4	15.80%	13.11%	10.22%	9.36%
Class I2	17.44%	15.29%	11.35%	10.47%
Class R3[2]	17.05%	14.55%	10.66%	9.81%
Class R4[2]	17.23%	14.89%	11.00%	10.14%
Class R5[2]	17.41%	15.28%	11.34%	10.48%
Class R6[2]	17.44%	15.39%	11.44%	10.58%
Class Y2	17.42%	15.29%	11.39%	10.55%
Class F2	17.47%	15.42%	11.45%	10.54%
S&P 500 Index[5]	20.98%	22.66%	13.19%	12.41%
Russell 1000 Value Index[5]	18.42%	13.42%	8.60%	8.43%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.73%	0.73%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.73%	0.73%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	3.0
Consumer Staples	7.0
Energy	9.0
Financials	17.3
Health Care	14.1
Industrials	8.7
Information Technology	17.6
Materials	4.1
Real Estate	2.9
Utilities	5.5
Total	97.3%
Short-Term Investments	1.2
Other Assets & Liabilities	1.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.02%	8.56%	9.05%	8.74%
Class A3	6.81%	2.59%	7.82%	8.13%
Class C2	12.54%	7.68%	8.21%	7.92%
Class C4	11.54%	6.68%	8.21%	7.92%
Class I2	13.15%	8.72%	9.31%	9.00%
Class R3[2]	12.82%	8.15%	8.65%	8.35%
Class R4[2]	12.96%	8.42%	8.96%	8.67%
Class R5[2]	13.14%	8.73%	9.28%	8.99%
Class R6[2]	13.21%	8.87%	9.40%	9.11%
Class Y2	13.17%	8.79%	9.33%	9.06%
Class F2	13.21%	8.88%	9.41%	9.08%
Russell 1000 Value Index[5]	18.42%	13.42%	8.60%	8.43%
Russell 1000 Index[5]	21.17%	22.82%	12.87%	12.14%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.74%	0.74%
Class R3	1.35%	1.35%
Class R4	1.06%	1.06%
Class R5	0.75%	0.75%
Class R6	0.65%	0.65%
Class Y	0.73%	0.73%
Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.4%
Consumer Discretionary	4.0
Consumer Staples	9.4
Energy	9.7
Financials	19.0
Health Care	16.8
Industrials	11.9
Information Technology	8.9
Materials	4.9
Real Estate	5.6
Utilities	8.2
Total	99.8%
Short-Term Investments	0.1
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	31.84%	37.15%	11.94%	13.80%
Class A3	24.59%	29.60%	10.69%	13.16%
Class C2	31.31%	36.05%	11.10%	12.96%
Class C4	30.31%	35.05%	11.10%	12.96%
Class I2	32.01%	37.50%	12.24%	14.09%
Class R3[2]	31.60%	36.68%	11.55%	13.42%
Class R4[2]	31.78%	37.06%	11.89%	13.76%
Class R5[2]	31.96%	37.43%	12.21%	14.09%
Class R6[2]	32.03%	37.61%	12.33%	14.21%
Class Y2	31.98%	37.49%	12.25%	14.16%
Class F2	32.04%	37.58%	12.33%	14.16%
Russell 3000 Growth Index[5]	23.45%	30.75%	15.75%	14.96%
Russell 1000 Growth Index[5]	23.56%	31.80%	16.46%	15.48%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.88%	1.88%
Class I	0.84%	0.84%
Class R3	1.44%	1.44%
Class R4	1.14%	1.14%
Class R5	0.86%	0.86%
Class R6	0.75%	0.75%
Class Y	0.84%	0.84%
Class F	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	18.2%
Consumer Discretionary	14.4
Consumer Staples	1.0
Energy	0.7
Financials	6.0
Health Care	12.5
Industrials	5.2
Information Technology	38.3
Materials	1.0
Real Estate	1.4
Total	98.7%
Short-Term Investments	0.3
Other Assets & Liabilities	1.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	15.75%	6.50%	8.69%	9.59%
Class A3	9.38%	0.64%	7.46%	8.97%
Class C2	15.24%	5.63%	7.85%	8.77%
Class C4	14.24%	4.63%	7.85%	8.77%
Class I2	15.88%	6.77%	8.98%	9.89%
Class R3[2]	15.54%	6.11%	8.31%	9.23%
Class R4[2]	15.71%	6.47%	8.65%	9.56%
Class R5[2]	15.86%	6.73%	8.96%	9.88%
Class R6[2]	15.93%	6.86%	9.08%	10.00%
Class Y2	15.87%	6.75%	8.99%	9.95%
Class F2	15.95%	6.87%	9.08%	9.96%
S&P Composite 1500 Health Care Index[5]	13.68%	6.26%	11.01%	11.14%
S&P 500 Index[5]	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.05%	2.05%
Class I	1.01%	1.01%
Class R3	1.62%	1.62%
Class R4	1.29%	1.29%
Class R5	1.02%	1.02%
Class R6	0.91%	0.91%
Class Y	1.01%	1.01%
Class F	0.91%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and price volatility risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2024
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	20.8%
Health Care Equipment & Supplies	13.2
Health Care Providers & Services	21.8
Health Care Technology	0.5
Life Sciences Tools & Services	11.6
Pharmaceuticals	30.9
Total	98.8%
Short-Term Investments	0.3
Other Assets & Liabilities	0.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.35%	10.37%	4.83%	8.17%
Class A3	13.73%	4.30%	3.65%	7.56%
Class C2	19.85%	9.46%	4.03%	7.35%
Class C4	18.85%	8.46%	4.03%	7.35%
Class I2	20.49%	10.65%	5.09%	8.43%
Class R3[2]	20.12%	9.95%	4.45%	7.79%
Class R4[2]	20.31%	10.32%	4.79%	8.13%
Class R5[2]	20.47%	10.61%	5.10%	8.45%
Class R6[2]	20.55%	10.76%	5.20%	8.57%
Class Y2	20.49%	10.63%	5.15%	8.53%
Class F2	20.54%	10.72%	5.21%	8.52%
S&P MidCap 400 Index[5]	21.90%	16.82%	9.47%	9.48%
Russell Midcap Growth Index[5]	24.49%	20.70%	9.52%	10.85%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P MidCap 400 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.88%	1.88%
Class I	0.83%	0.83%
Class R3	1.46%	1.46%
Class R4	1.16%	1.16%
Class R5	0.84%	0.84%
Class R6	0.75%	0.75%
Class Y	0.85%	0.85%
Class F	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.2%
Consumer Discretionary	14.0
Consumer Staples	2.6
Energy	3.7
Financials	10.9
Health Care	20.1
Industrials	18.4
Information Technology	25.0
Materials	0.8
Real Estate	1.1
Utilities	2.3
Total	100.1%
Short-Term Investments	0.2
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.82%	13.15%	8.80%	7.17%
Class A3	12.28%	6.92%	7.58%	6.56%
Class C2	18.32%	12.26%	7.96%	6.36%
Class C4	17.32%	11.26%	7.96%	6.36%
Class I2	18.97%	13.45%	9.16%	7.49%
Class R3[2]	18.65%	12.76%	8.47%	6.85%
Class R4[2]	18.76%	13.12%	8.80%	7.18%
Class R5[2]	18.98%	13.49%	9.14%	7.50%
Class R6[2]	19.00%	13.55%	9.26%	7.58%
Class Y2	18.98%	13.44%	9.16%	7.56%
Class F2	19.00%	13.55%	9.25%	7.58%
Russell Midcap Value Index[5]	20.97%	14.09%	8.06%	7.94%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 06/22/2022 and performance for Class R6 shares prior to 06/22/2022 reflects the performance of Class F shares from 02/28/2017 through 06/21/2022 and Class I shares prior to 02/28/2017. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.16%	1.16%
Class C	1.94%	1.94%
Class I	0.86%	0.86%
Class R3	1.48%	1.48%
Class R4	1.18%	1.18%
Class R5	0.88%	0.88%
Class R6	0.77%	0.77%
Class Y	0.87%	0.87%
Class F	0.76%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.6%
Consumer Discretionary	10.0
Consumer Staples	5.5
Energy	7.7
Financials	21.2
Health Care	6.5
Industrials	19.9
Information Technology	6.7
Materials	5.9
Real Estate	5.4
Utilities	8.0
Total	99.4%
Short-Term Investments	1.2
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.32%	12.97%	4.18%	6.88%
Class A3	12.76%	6.75%	3.00%	6.28%
Class C2	18.87%	12.10%	3.44%	6.13%
Class C4	17.87%	11.10%	3.44%	6.13%
Class I2	19.53%	13.40%	4.56%	7.24%
Class R3[2]	19.19%	12.70%	3.91%	6.60%
Class R4[2]	19.35%	13.02%	4.22%	6.93%
Class R5[2]	19.52%	13.40%	4.54%	7.26%
Class R6[2]	19.59%	13.50%	4.65%	7.36%
Class Y2	19.56%	13.43%	4.59%	7.33%
Class F2	19.60%	13.48%	4.65%	7.32%
Russell 2000 Growth Index[5]	21.31%	12.39%	5.04%	7.60%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.32%	1.32%
Class C	2.10%	2.10%
Class I	0.94%	0.94%
Class R3	1.57%	1.57%
Class R4	1.27%	1.27%
Class R5	0.93%	0.93%
Class R6	0.85%	0.85%
Class Y	0.96%	0.92%
Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.8
Consumer Staples	2.9
Energy	4.6
Financials	5.5
Health Care	22.5
Industrials	20.2
Information Technology	23.9
Materials	4.2
Real Estate	1.5
Total	99.1%
Short-Term Investments	1.0
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.69%	14.81%	6.57%	6.43%
Class A3	11.22%	8.50%	5.37%	5.83%
Class C2	17.21%	13.94%	5.77%	5.63%
Class C4	16.21%	12.94%	5.77%	5.63%
Class I2	17.89%	15.12%	6.91%	6.74%
Class R3[2]	17.51%	14.55%	6.40%	6.24%
Class R4[2]	17.72%	14.91%	6.67%	6.52%
Class R5[2]	17.90%	15.29%	7.01%	6.84%
Class R6[2]	17.91%	15.31%	7.10%	6.93%
Class Y2	18.00%	15.28%	7.05%	6.90%
Class F2	17.92%	15.27%	7.09%	6.85%
Russell 2000 Value Index[5]	18.09%	14.03%	5.96%	6.45%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.32%	1.30%
Class C	2.12%	2.05%
Class I	1.01%	1.00%
Class R3	1.59%	1.50%
Class R4	1.29%	1.20%
Class R5	0.99%	0.90%
Class R6	0.88%	0.80%
Class Y	0.98%	0.85%
Class F	0.88%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.3%
Consumer Discretionary	15.9
Consumer Staples	2.8
Energy	4.9
Financials	33.3
Health Care	8.0
Industrials	11.6
Information Technology	10.1
Materials	3.8
Real Estate	3.7
Utilities	3.5
Total	98.9%
Short-Term Investments	1.0
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

The Hartford Small Company Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.28%	12.85%	5.74%	7.54%
Class A3	13.67%	6.65%	4.55%	6.93%
Class C2	19.70%	11.91%	4.87%	6.69%
Class C4	18.70%	10.91%	4.87%	6.69%
Class I2	20.42%	13.17%	6.05%	7.82%
Class R3[2]	20.12%	12.49%	5.42%	7.27%
Class R4[2]	20.26%	12.82%	5.74%	7.59%
Class R5[2]	20.47%	13.17%	6.06%	7.92%
Class R6[2]	20.51%	13.29%	6.16%	8.01%
Class Y2	20.49%	13.18%	6.06%	7.95%
Class F2	20.53%	13.29%	6.17%	7.93%
Russell 2000 Growth Index[5]	21.31%	12.39%	5.04%	7.60%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.31%	1.31%
Class C	2.14%	2.14%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.31%	1.31%
Class R5	1.01%	1.01%
Class R6	0.89%	0.89%
Class Y	1.00%	1.00%
Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.3%
Consumer Discretionary	12.2
Consumer Staples	2.7
Energy	5.7
Financials	4.9
Health Care	23.8
Industrials	24.8
Information Technology	15.9
Materials	3.0
Real Estate	2.9
Total	99.2%
Short-Term Investments	0.8
Other Assets & Liabilities	0.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford Domestic Equity Funds
Index Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

13

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 1,192.10	$ 5.67	$ 1,000.00	$ 1,019.69	$ 5.22	1.04%
Class C	$ 1,000.00	$ 1,187.50	$ 10.06	$ 1,000.00	$ 1,015.66	$ 9.27	1.85%
Class I	$ 1,000.00	$ 1,193.60	$ 4.25	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class R3	$ 1,000.00	$ 1,190.10	$ 7.62	$ 1,000.00	$ 1,017.90	$ 7.02	1.40%
Class R4	$ 1,000.00	$ 1,191.90	$ 5.94	$ 1,000.00	$ 1,019.44	$ 5.47	1.09%
Class R5	$ 1,000.00	$ 1,193.50	$ 4.36	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class R6	$ 1,000.00	$ 1,194.30	$ 3.82	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Class Y	$ 1,000.00	$ 1,193.60	$ 4.31	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class F	$ 1,000.00	$ 1,194.40	$ 3.82	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 1,220.80	$ 3.81	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class C	$ 1,000.00	$ 1,216.20	$ 7.99	$ 1,000.00	$ 1,017.65	$ 7.27	1.45%
Class I	$ 1,000.00	$ 1,222.30	$ 2.54	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Class R3	$ 1,000.00	$ 1,218.50	$ 5.96	$ 1,000.00	$ 1,019.49	$ 5.42	1.08%
Class R4	$ 1,000.00	$ 1,220.60	$ 3.92	$ 1,000.00	$ 1,021.33	$ 3.57	0.71%
Class R5	$ 1,000.00	$ 1,222.10	$ 2.60	$ 1,000.00	$ 1,022.53	$ 2.36	0.47%
Class R6	$ 1,000.00	$ 1,222.70	$ 1.99	$ 1,000.00	$ 1,023.07	$ 1.81	0.36%
Class Y	$ 1,000.00	$ 1,222.20	$ 2.49	$ 1,000.00	$ 1,022.63	$ 2.26	0.45%
Class F	$ 1,000.00	$ 1,222.70	$ 1.99	$ 1,000.00	$ 1,023.07	$ 1.81	0.36%
14

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 1,173.00	$ 5.13	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class C	$ 1,000.00	$ 1,168.00	$ 9.33	$ 1,000.00	$ 1,016.26	$ 8.67	1.73%
Class I	$ 1,000.00	$ 1,174.40	$ 3.89	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class R3	$ 1,000.00	$ 1,170.50	$ 7.23	$ 1,000.00	$ 1,018.20	$ 6.72	1.34%
Class R4	$ 1,000.00	$ 1,172.30	$ 5.56	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R5	$ 1,000.00	$ 1,174.10	$ 3.95	$ 1,000.00	$ 1,021.23	$ 3.67	0.73%
Class R6	$ 1,000.00	$ 1,174.40	$ 3.41	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class Y	$ 1,000.00	$ 1,174.20	$ 3.89	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class F	$ 1,000.00	$ 1,174.70	$ 3.41	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,130.20	$ 5.19	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
Class C	$ 1,000.00	$ 1,125.40	$ 9.30	$ 1,000.00	$ 1,016.11	$ 8.82	1.76%
Class I	$ 1,000.00	$ 1,131.50	$ 3.97	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class R3	$ 1,000.00	$ 1,128.20	$ 7.20	$ 1,000.00	$ 1,018.10	$ 6.82	1.36%
Class R4	$ 1,000.00	$ 1,129.60	$ 5.61	$ 1,000.00	$ 1,019.59	$ 5.32	1.06%
Class R5	$ 1,000.00	$ 1,131.40	$ 4.03	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class R6	$ 1,000.00	$ 1,132.10	$ 3.45	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
Class Y	$ 1,000.00	$ 1,131.70	$ 3.82	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class F	$ 1,000.00	$ 1,132.10	$ 3.45	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 1,318.40	$ 6.57	$ 1,000.00	$ 1,019.19	$ 5.72	1.14% (1)
Class C	$ 1,000.00	$ 1,313.10	$ 11.16	$ 1,000.00	$ 1,015.22	$ 9.72	1.94% (1)
Class I	$ 1,000.00	$ 1,320.10	$ 5.13	$ 1,000.00	$ 1,020.44	$ 4.47	0.89% (1)
Class R3	$ 1,000.00	$ 1,316.00	$ 8.64	$ 1,000.00	$ 1,017.40	$ 7.52	1.50% (1)
Class R4	$ 1,000.00	$ 1,317.80	$ 6.86	$ 1,000.00	$ 1,018.95	$ 5.97	1.19% (1)
Class R5	$ 1,000.00	$ 1,319.60	$ 5.31	$ 1,000.00	$ 1,020.29	$ 4.62	0.92% (1)
Class R6	$ 1,000.00	$ 1,320.30	$ 4.62	$ 1,000.00	$ 1,020.89	$ 4.02	0.80% (1)
Class Y	$ 1,000.00	$ 1,319.80	$ 5.08	$ 1,000.00	$ 1,020.49	$ 4.42	0.88% (1)
Class F	$ 1,000.00	$ 1,320.40	$ 4.62	$ 1,000.00	$ 1,020.89	$ 4.02	0.80% (1)
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 1,157.50	$ 6.87	$ 1,000.00	$ 1,018.50	$ 6.42	1.28%
Class C	$ 1,000.00	$ 1,152.40	$ 11.18	$ 1,000.00	$ 1,014.47	$ 10.47	2.09%
Class I	$ 1,000.00	$ 1,158.80	$ 5.47	$ 1,000.00	$ 1,019.79	$ 5.12	1.02%
Class R3	$ 1,000.00	$ 1,155.40	$ 8.74	$ 1,000.00	$ 1,016.76	$ 8.17	1.63%
Class R4	$ 1,000.00	$ 1,157.10	$ 7.08	$ 1,000.00	$ 1,018.30	$ 6.62	1.32%
Class R5	$ 1,000.00	$ 1,158.60	$ 5.53	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R6	$ 1,000.00	$ 1,159.30	$ 4.94	$ 1,000.00	$ 1,020.29	$ 4.62	0.92%
Class Y	$ 1,000.00	$ 1,158.70	$ 5.53	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class F	$ 1,000.00	$ 1,159.50	$ 4.94	$ 1,000.00	$ 1,020.29	$ 4.62	0.92%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 1,203.50	$ 6.08	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class C	$ 1,000.00	$ 1,198.50	$ 10.39	$ 1,000.00	$ 1,015.42	$ 9.52	1.90%
Class I	$ 1,000.00	$ 1,204.90	$ 4.66	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class R3	$ 1,000.00	$ 1,201.20	$ 7.99	$ 1,000.00	$ 1,017.60	$ 7.32	1.46%
Class R4	$ 1,000.00	$ 1,203.10	$ 6.24	$ 1,000.00	$ 1,019.19	$ 5.72	1.14%
Class R5	$ 1,000.00	$ 1,204.70	$ 4.77	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R6	$ 1,000.00	$ 1,205.50	$ 4.11	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class Y	$ 1,000.00	$ 1,204.90	$ 4.71	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,205.40	$ 4.11	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,188.20	$ 6.20	$ 1,000.00	$ 1,019.19	$ 5.72	1.14%
Class C	$ 1,000.00	$ 1,183.20	$ 10.69	$ 1,000.00	$ 1,015.07	$ 9.87	1.97%
Class I	$ 1,000.00	$ 1,189.70	$ 4.74	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R3	$ 1,000.00	$ 1,186.50	$ 7.94	$ 1,000.00	$ 1,017.60	$ 7.32	1.46%
Class R4	$ 1,000.00	$ 1,187.60	$ 6.36	$ 1,000.00	$ 1,019.05	$ 5.87	1.17%
Class R5	$ 1,000.00	$ 1,189.80	$ 4.74	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R6	$ 1,000.00	$ 1,190.00	$ 4.14	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class Y	$ 1,000.00	$ 1,189.80	$ 4.68	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,190.00	$ 4.14	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 1,193.20	$ 7.14	$ 1,000.00	$ 1,018.35	$ 6.57	1.31%
Class C	$ 1,000.00	$ 1,188.70	$ 11.37	$ 1,000.00	$ 1,014.47	$ 10.47	2.09%
Class I	$ 1,000.00	$ 1,195.30	$ 5.19	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class R3	$ 1,000.00	$ 1,191.90	$ 8.50	$ 1,000.00	$ 1,017.11	$ 7.82	1.56%
Class R4	$ 1,000.00	$ 1,193.50	$ 6.98	$ 1,000.00	$ 1,018.50	$ 6.42	1.28%
Class R5	$ 1,000.00	$ 1,195.20	$ 5.24	$ 1,000.00	$ 1,020.09	$ 4.82	0.96%
Class R6	$ 1,000.00	$ 1,195.90	$ 4.70	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class Y	$ 1,000.00	$ 1,195.60	$ 5.08	$ 1,000.00	$ 1,020.24	$ 4.67	0.93%
Class F	$ 1,000.00	$ 1,196.00	$ 4.70	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 1,176.90	$ 7.04	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%
Class C	$ 1,000.00	$ 1,172.10	$ 11.07	$ 1,000.00	$ 1,014.67	$ 10.27	2.05%
Class I	$ 1,000.00	$ 1,178.90	$ 5.42	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R3	$ 1,000.00	$ 1,175.10	$ 8.11	$ 1,000.00	$ 1,017.40	$ 7.52	1.50%
Class R4	$ 1,000.00	$ 1,177.20	$ 6.50	$ 1,000.00	$ 1,018.90	$ 6.02	1.20%
Class R5	$ 1,000.00	$ 1,179.00	$ 4.88	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class R6	$ 1,000.00	$ 1,179.10	$ 4.33	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class Y	$ 1,000.00	$ 1,180.00	$ 4.61	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class F	$ 1,000.00	$ 1,179.20	$ 4.33	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 1,202.80	$ 7.12	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%
Class C	$ 1,000.00	$ 1,197.00	$ 11.64	$ 1,000.00	$ 1,014.27	$ 10.67	2.13%
Class I	$ 1,000.00	$ 1,204.20	$ 5.48	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R3	$ 1,000.00	$ 1,201.20	$ 8.65	$ 1,000.00	$ 1,017.01	$ 7.92	1.58%
Class R4	$ 1,000.00	$ 1,202.60	$ 7.06	$ 1,000.00	$ 1,018.45	$ 6.47	1.29%
Class R5	$ 1,000.00	$ 1,204.70	$ 5.48	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R6	$ 1,000.00	$ 1,205.10	$ 4.88	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class Y	$ 1,000.00	$ 1,204.90	$ 5.43	$ 1,000.00	$ 1,019.94	$ 4.97	0.99%
Class F	$ 1,000.00	$ 1,205.30	$ 4.88	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%

(1)	The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.08% (Class A), 1.87% (Class C), 0.82% (Class I), 1.43% (Class R3), 1.12% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.82% (Class Y) and 0.74% (Class F).
16

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.8%
793,002	Gentex Corp.	$ 27,199,969
1,403,053	Goodyear Tire & Rubber Co.*	16,780,514
		43,980,483
	Banks - 3.5%
936,657	Bank of Nova Scotia(1)	42,992,556
1,101,777	Cadence Bank	30,486,170
397,899	JP Morgan Chase & Co.	76,293,154
212,600	M&T Bank Corp.	30,697,314
325,807	SouthState Corp.	24,663,590
		205,132,784
	Capital Goods - 5.5%
297,466	AerCap Holdings NV*	25,132,902
61,721	Axon Enterprise, Inc.*	19,359,409
313,764	Fortune Brands Innovations, Inc.	22,936,148
94,327	General Dynamics Corp.	27,080,339
806,800	HF Global, Inc.*(2)(3)	22,541,992
527,595	Honeywell International, Inc.	101,683,384
229,406	John Bean Technologies Corp.	20,437,781
56,578	Lockheed Martin Corp.	26,304,810
186,840	Middleby Corp.*	25,965,155
57,846	Northrop Grumman Corp.	28,057,045
15,553	Westinghouse Air Brake Technologies Corp.	2,505,277
		322,004,242
	Commercial & Professional Services - 0.7%
313,034	Copart, Inc.*	17,000,876
27,880	Dayforce, Inc.*	1,710,996
21,149	Genpact Ltd.	650,120
164,935	Leidos Holdings, Inc.	23,127,186
		42,489,178
	Consumer Discretionary Distribution & Retail - 5.5%
915,636	Amazon.com, Inc.*	160,236,300
17,740	Floor & Decor Holdings, Inc. Class A*	1,957,254
1,162,863	LKQ Corp.	50,154,281
11,583	O'Reilly Automotive, Inc.*	11,736,591
844,924	TJX Cos., Inc.	79,498,899
316,327	Tory Burch LLC*(2)(3)	14,399,191
		317,982,516
	Consumer Durables & Apparel - 1.6%
13,716	Deckers Outdoor Corp.*	11,226,134
514,364	NIKE, Inc. Class B	47,455,223
266	NVR, Inc.*	1,978,734
392,259	On Holding AG Class A*	12,454,223
563,807	Steven Madden Ltd.	22,783,441
		95,897,755
	Consumer Services - 2.5%
1,624,993	Denny's Corp.*	13,032,444
535,934	DraftKings, Inc. Class A*	22,273,417
265,618	McDonald's Corp.	72,524,339
96,486	Royal Caribbean Cruises Ltd.*	13,472,340
354,061	Wyndham Hotels & Resorts, Inc.	26,027,024
		147,329,564
	Consumer Staples Distribution & Retail - 0.5%
556,853	U.S. Foods Holding Corp.*	27,981,863
	Energy - 3.5%
531,631	Chevron Corp.	85,736,131
1,987,860	Coterra Energy, Inc.	54,387,850
814,449	EQT Corp.	32,651,260
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Energy - 3.5% - (continued)
759,156	Marathon Oil Corp.	$ 20,383,339
92,665	Targa Resources Corp.	10,569,370
		203,727,950
	Equity Real Estate Investment Trusts (REITs) - 2.5%
363,964	American Tower Corp. REIT	62,441,664
1,354,491	Brixmor Property Group, Inc. REIT	29,934,251
553,875	Gaming & Leisure Properties, Inc. REIT	23,667,079
229,935	Simon Property Group, Inc. REIT	32,312,765
		148,355,759
	Financial Services - 7.0%
549,866	American Express Co.	128,685,140
173,612	Block, Inc.*	12,673,676
14,251	Hamilton Lane, Inc. Class A	1,592,122
121,450	KKR & Co., Inc.	11,303,351
68,594	Mastercard, Inc. Class A	30,949,613
520,410	Morgan Stanley	47,274,044
5,684	Morningstar, Inc.	1,606,583
747,410	StepStone Group, Inc. Class A	26,959,079
531,817	TPG, Inc.	22,921,313
283,834	Tradeweb Markets, Inc. Class A	28,868,756
257,794	Visa, Inc. Class A	69,246,046
358,322	Voya Financial, Inc.	24,423,228
9,609	WEX, Inc.*	2,029,997
		408,532,948
	Food, Beverage & Tobacco - 3.8%
27,839	Celsius Holdings, Inc.*	1,984,086
431,809	Coca-Cola Co.	26,672,842
386,142	Kraft Heinz Co.	14,908,943
358,588	PepsiCo, Inc.	63,079,215
634,665	Philip Morris International, Inc.	60,255,095
859,042	Tyson Foods, Inc. Class A	52,100,897
		219,001,078
	Health Care Equipment & Services - 6.4%
101,679	agilon health, Inc.*	559,235
47,677	Align Technology, Inc.*	13,463,031
658,997	Dentsply Sirona, Inc.	19,776,500
131,947	Dexcom, Inc.*	16,808,728
547,231	Integra LifeSciences Holdings Corp.*	15,962,728
46,892	Intuitive Surgical, Inc.*	17,379,113
983,616	Medtronic PLC	78,925,348
41,501	Shockwave Medical, Inc.*	13,703,215
177,615	Stryker Corp.	59,767,448
284,086	UnitedHealth Group, Inc.	137,412,398
9,261	Veeva Systems, Inc. Class A*	1,838,864
		375,596,608
	Household & Personal Products - 2.3%
644,902	Colgate-Palmolive Co.	59,279,392
81,432	elf Beauty, Inc.*	13,235,143
387,622	Procter & Gamble Co.	63,259,910
		135,774,445
	Insurance - 4.6%
245,086	Chubb Ltd.	60,938,183
79,073	Everest Group Ltd.	28,973,138
177,853	Hanover Insurance Group, Inc.	23,088,877
687,469	Kemper Corp.	40,086,317
311,251	Marsh & McLennan Cos., Inc.	62,072,787
656,548	Principal Financial Group, Inc.	51,959,209
		267,118,511
	Materials - 4.6%
447,660	BHP Group Ltd. ADR(1)	24,692,926

The accompanying notes are an integral part of these financial statements.
17

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 4.6% - (continued)
206,005	Celanese Corp.	$ 31,644,428
1,091,842	FMC Corp.	64,429,597
848,406	Huntsman Corp.	20,242,967
423,407	Ingevity Corp.*	21,653,034
160,719	Linde PLC	70,870,650
89,803	Reliance, Inc.	25,568,710
45,510	Vulcan Materials Co.	11,724,741
		270,827,053
	Media & Entertainment - 8.4%
925,940	Alphabet, Inc. Class A*	150,724,513
359,126	Alphabet, Inc. Class C*	59,126,505
770,039	Cargurus, Inc.*	17,295,076
252,762	Liberty Media Corp.-Liberty Formula One Class C*	17,685,757
123,027	Live Nation Entertainment, Inc.*	10,938,331
247,130	Meta Platforms, Inc. Class A	106,307,912
58,643	Netflix, Inc.*	32,291,181
566,970	Omnicom Group, Inc.	52,637,495
621,031	Pinterest, Inc. Class A*	20,773,487
72,580	Spotify Technology SA*	20,354,335
		488,134,592
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
38,036	Apellis Pharmaceuticals, Inc.*	1,680,811
316,791	Danaher Corp.	78,126,996
68,794	Eli Lilly & Co.	53,734,993
285,376	Exact Sciences Corp.*	16,937,066
438,136	Merck & Co., Inc.	56,615,934
1,701,405	Pfizer, Inc.	43,589,996
67,034	PTC Therapeutics, Inc.*	2,155,143
13,298	Sarepta Therapeutics, Inc.*	1,684,325
37,965	Ultragenyx Pharmaceutical, Inc.*	1,615,031
9,988	United Therapeutics Corp.*	2,340,488
36,899	Vertex Pharmaceuticals, Inc.*	14,494,296
		272,975,079
	Real Estate Management & Development - 0.3%
199,588	CoStar Group, Inc.*	18,268,290
	Semiconductors & Semiconductor Equipment - 8.0%
136,457	ARM Holdings PLC ADR*	13,810,813
27,907	Broadcom, Inc.	36,286,635
185,237	Marvell Technology, Inc.	12,208,971
133,541	Micron Technology, Inc.	15,084,791
231,105	MKS Instruments, Inc.	27,496,873
2,957	Monolithic Power Systems, Inc.	1,979,209
258,605	NVIDIA Corp.	223,439,892
249,965	QUALCOMM, Inc.	41,456,695
30,305	Rambus, Inc.*	1,661,320
320,634	Silicon Motion Technology Corp. ADR	23,665,995
400,840	Texas Instruments, Inc.	70,716,193
		467,807,387
	Software & Services - 9.5%
215,634	Accenture PLC Class A	64,886,427
47,348	Adobe, Inc.*	21,914,075
663,483	Cognizant Technology Solutions Corp. Class A	43,577,563
19,317	Crowdstrike Holdings, Inc. Class A*	5,650,995
126,430	Datadog, Inc. Class A*	15,866,965
37,559	Dynatrace, Inc.*	1,701,798
172,295	Gitlab, Inc. Class A*	9,040,319
3,546	HubSpot, Inc.*	2,144,869
794,886	Microsoft Corp.	309,472,966
34,855	MongoDB, Inc.*	12,728,349
1,477	Rubicon Earnout Shares*(2)(3)	31
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 9.5% - (continued)
19,693	Rubicon Technologies, Inc.*	$ 8,326
157,544	Rubicon TRA Placeholder*(2)(3)	18,905
79,515	Salesforce, Inc.	21,384,764
36,787	ServiceNow, Inc.*	25,505,531
12,640	Sharecare, Inc. Earnout*(2)(3)	91
130,984	Shopify, Inc. Class A*	9,195,077
76,309	Snowflake, Inc. Class A*	11,843,157
4,149	Workday, Inc. Class A*	1,015,385
		555,955,593
	Technology Hardware & Equipment - 6.6%
1,723,824	Apple, Inc.	293,618,942
226,200	Belden, Inc.	18,383,274
7,688	CDW Corp.	1,859,420
400,624	Cisco Systems, Inc.	18,821,315
396,512	Coherent Corp.*	21,661,451
1,125,350	Flex Ltd.*	32,241,277
		386,585,679
	Telecommunication Services - 0.7%
241,476	T-Mobile U.S., Inc.	39,643,115
	Transportation - 3.3%
1,158,726	Delta Air Lines, Inc.	58,017,411
4,309	Expeditors International of Washington, Inc.	479,635
1,566,811	Knight-Swift Transportation Holdings, Inc.	72,433,672
593,197	Southwest Airlines Co.	15,387,530
250,129	Uber Technologies, Inc.*	16,576,049
123,877	Union Pacific Corp.	29,378,669
		192,272,966
	Utilities - 1.4%
449,517	American Electric Power Co., Inc.	38,671,948
176,371	Atmos Energy Corp.	20,794,141
765,033	NiSource, Inc.	21,313,819
33,956	Vistra Corp.	2,575,223
		83,355,131
	Total Common Stocks (cost $4,498,476,177)	$ 5,736,730,569
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp.*(2)(3)(4)	$ 872,598
77,707	Lookout, Inc. Series F*(2)(3)(4)	663,618
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,536,216
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
47,218	iShares Russell 1000 Growth ETF	$ 15,243,859
	Total Exchange-Traded Funds (cost $15,320,909)	$ 15,243,859
	Total Long-Term Investments (cost $4,515,580,740)	$ 5,753,510,644

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.4%
$ 21,816,909	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $21,820,127; collateralized by U.S. Treasury Notes at 2.38%-3.13%, maturing 05/15/2029-08/31/2029, with a total market value of $22,253,327		$ 21,816,909
	Securities Lending Collateral - 0.3%
2,980,484	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		2,980,484
9,934,949	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		9,934,949
2,980,485	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		2,980,485
2,980,485	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		2,980,485
			18,876,403
	Total Short-Term Investments (cost $40,693,312)		$ 40,693,312
	Total Investments (cost $4,556,274,052)	99.2%	$ 5,794,203,956
	Other Assets and Liabilities	0.8%	49,097,276
	Total Net Assets	100.0%	$ 5,843,301,232
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $38,496,426 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	566,622	$ 895,999	$ 872,598
06/2015	HF Global, Inc.	806,800	10,846,942	22,541,992
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	663,618
09/2015	Rubicon Earnout Shares	1,477	—	31
09/2015	Rubicon TRA Placeholder	157,544	—	18,905
07/2021	Sharecare, Inc. Earnout	12,640	—	91
11/2013	Tory Burch LLC	316,327	24,792,580	14,399,191
			$ 37,423,176	$ 38,496,426

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	321	06/21/2024	$ 81,325,350	$ (1,909,517)
Total futures contracts				$ (1,909,517)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 43,980,483	$ 43,980,483	$ —	$ —
Banks	205,132,784	205,132,784	—	—
Capital Goods	322,004,242	299,462,250	—	22,541,992
Commercial & Professional Services	42,489,178	42,489,178	—	—
Consumer Discretionary Distribution & Retail	317,982,516	303,583,325	—	14,399,191
Consumer Durables & Apparel	95,897,755	95,897,755	—	—
Consumer Services	147,329,564	147,329,564	—	—
Consumer Staples Distribution & Retail	27,981,863	27,981,863	—	—
Energy	203,727,950	203,727,950	—	—
Equity Real Estate Investment Trusts (REITs)	148,355,759	148,355,759	—	—
Financial Services	408,532,948	408,532,948	—	—
Food, Beverage & Tobacco	219,001,078	219,001,078	—	—
Health Care Equipment & Services	375,596,608	375,596,608	—	—
Household & Personal Products	135,774,445	135,774,445	—	—
Insurance	267,118,511	267,118,511	—	—
Materials	270,827,053	270,827,053	—	—
Media & Entertainment	488,134,592	488,134,592	—	—
Pharmaceuticals, Biotechnology & Life Sciences	272,975,079	272,975,079	—	—
Real Estate Management & Development	18,268,290	18,268,290	—	—
Semiconductors & Semiconductor Equipment	467,807,387	467,807,387	—	—
Software & Services	555,955,593	555,936,566	—	19,027
Technology Hardware & Equipment	386,585,679	386,585,679	—	—
Telecommunication Services	39,643,115	39,643,115	—	—
Transportation	192,272,966	192,272,966	—	—
Utilities	83,355,131	83,355,131	—	—
Convertible Preferred Stocks	1,536,216	—	—	1,536,216
Exchange-Traded Funds	15,243,859	15,243,859	—	—
Short-Term Investments	40,693,312	18,876,403	21,816,909	—
Total	$ 5,794,203,956	$ 5,733,890,621	$ 21,816,909	$ 38,496,426
Liabilities
Futures Contracts(2)	$ (1,909,517)	$ (1,909,517)	$ —	$ —
Total	$ (1,909,517)	$ (1,909,517)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
20

Hartford Core Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Banks - 4.6%
3,900,377	Bank of America Corp.	$ 144,352,953
1,258,726	JP Morgan Chase & Co.	241,348,123
401,292	PNC Financial Services Group, Inc.	61,502,012
		447,203,088
	Capital Goods - 8.4%
513,312	AMETEK, Inc.	89,655,074
230,059	Deere & Co.	90,047,393
635,037	Emerson Electric Co.	68,444,288
427,952	GE Vernova, Inc.*	65,780,502
404,505	General Dynamics Corp.	116,129,340
352,201	IDEX Corp.	77,646,233
383,148	Illinois Tool Works, Inc.	93,530,258
1,045,566	Ingersoll Rand, Inc.	97,572,219
1,153,398	RTX Corp.	117,092,965
		815,898,272
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	87,983,399
	Consumer Discretionary Distribution & Retail - 7.1%
2,719,959	Amazon.com, Inc.*	475,992,825
37,891	AutoZone, Inc.*	112,020,952
1,067,032	TJX Cos., Inc.	100,397,041
		688,410,818
	Consumer Durables & Apparel - 0.6%
639,676	NIKE, Inc. Class B	59,016,508
	Consumer Services - 2.0%
364,826	Marriott International, Inc. Class A	86,146,363
405,619	McDonald's Corp.	110,750,212
		196,896,575
	Energy - 3.4%
562,510	Chesapeake Energy Corp.(1)	50,558,399
987,257	ConocoPhillips	124,019,224
780,722	EOG Resources, Inc.	103,156,798
401,747	Phillips 66	57,534,188
		335,268,609
	Equity Real Estate Investment Trusts (REITs) - 1.4%
586,680	Prologis, Inc. REIT	59,870,694
764,704	Welltower, Inc. REIT	72,860,997
		132,731,691
	Financial Services - 5.9%
537,484	American Express Co.	125,787,381
1,395,130	Charles Schwab Corp.	103,169,863
460,931	Mastercard, Inc. Class A	207,972,067
1,475,737	Morgan Stanley	134,055,949
		570,985,260
	Food, Beverage & Tobacco - 2.0%
1,079,856	Brown-Forman Corp. Class B	51,671,110
357,079	Constellation Brands, Inc. Class A	90,505,243
990,032	Monster Beverage Corp.*	52,917,210
		195,093,563
	Health Care Equipment & Services - 5.6%
1,199,511	Abbott Laboratories	127,112,181
1,661,065	Boston Scientific Corp.*	119,380,741
371,701	Cencora, Inc.	88,855,124
423,151	UnitedHealth Group, Inc.	204,678,139
		540,026,185
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Household & Personal Products - 3.4%
786,796	Estee Lauder Cos., Inc. Class A	$ 115,430,841
1,306,264	Procter & Gamble Co.	213,182,285
		328,613,126
	Insurance - 2.9%
854,003	Arch Capital Group Ltd.*	79,883,441
362,230	Chubb Ltd.	90,064,867
539,272	Progressive Corp.	112,303,394
		282,251,702
	Materials - 1.9%
1,301,627	Freeport-McMoRan, Inc.	65,003,252
262,214	Linde PLC	115,625,886
		180,629,138
	Media & Entertainment - 8.9%
2,963,466	Alphabet, Inc. Class A*	482,392,995
601,065	Meta Platforms, Inc. Class A	258,560,131
214,787	Netflix, Inc.*	118,270,314
		859,223,440
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
445,472	Danaher Corp.	109,862,305
305,013	Eli Lilly & Co.	238,245,654
1,404,341	Merck & Co., Inc.	181,468,944
87,443	Regeneron Pharmaceuticals, Inc.*	77,881,983
202,474	Thermo Fisher Scientific, Inc.	115,151,013
192,275	Vertex Pharmaceuticals, Inc.*	75,527,543
540,938	Zoetis, Inc.	86,138,967
		884,276,409
	Semiconductors & Semiconductor Equipment - 9.7%
168,011	Broadcom, Inc.	218,459,663
168,125	KLA Corp.	115,886,882
571,956	NVIDIA Corp.	494,181,423
636,017	Texas Instruments, Inc.	112,206,119
		940,734,087
	Software & Services - 11.1%
291,344	Accenture PLC Class A	87,668,323
1,775,131	Microsoft Corp.	691,111,752
173,234	Roper Technologies, Inc.	88,602,261
483,072	Salesforce, Inc.	129,917,384
328,153	Workday, Inc. Class A*	80,308,884
		1,077,608,604
	Technology Hardware & Equipment - 7.1%
2,713,032	Apple, Inc.	462,110,741
463,078	CDW Corp.	112,000,045
349,257	Motorola Solutions, Inc.	118,450,511
		692,561,297
	Utilities - 2.9%
1,264,215	American Electric Power Co., Inc.	108,760,416
1,024,221	Duke Energy Corp.	100,639,956
4,117,445	PG&E Corp.	70,449,484
		279,849,856
	Total Common Stocks (cost $5,351,074,072)	$ 9,595,261,627

The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 20,492,028	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $20,495,051; collateralized by U.S. Treasury Notes at 0.50%-1.75%, maturing 10/31/2027-01/31/2029, with a total market value of $20,901,984		$ 20,492,028
	Securities Lending Collateral - 0.1%
1,666,562	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,666,562
5,555,209	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		5,555,209
1,666,563	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,666,563
1,666,563	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,666,563
			10,554,897
	Total Short-Term Investments (cost $31,046,925)		$ 31,046,925
	Total Investments (cost $5,382,120,997)	99.2%	$ 9,626,308,552
	Other Assets and Liabilities	0.8%	73,599,516
	Total Net Assets	100.0%	$ 9,699,908,068
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 447,203,088	$ 447,203,088	$ —	$ —
Capital Goods	815,898,272	815,898,272	—	—
Commercial & Professional Services	87,983,399	87,983,399	—	—
Consumer Discretionary Distribution & Retail	688,410,818	688,410,818	—	—
Consumer Durables & Apparel	59,016,508	59,016,508	—	—
Consumer Services	196,896,575	196,896,575	—	—
Energy	335,268,609	335,268,609	—	—
Equity Real Estate Investment Trusts (REITs)	132,731,691	132,731,691	—	—
Financial Services	570,985,260	570,985,260	—	—
Food, Beverage & Tobacco	195,093,563	195,093,563	—	—
Health Care Equipment & Services	540,026,185	540,026,185	—	—
Household & Personal Products	328,613,126	328,613,126	—	—
Insurance	282,251,702	282,251,702	—	—
Materials	180,629,138	180,629,138	—	—
Media & Entertainment	859,223,440	859,223,440	—	—
Pharmaceuticals, Biotechnology & Life Sciences	884,276,409	884,276,409	—	—
Semiconductors & Semiconductor Equipment	940,734,087	940,734,087	—	—
Software & Services	1,077,608,604	1,077,608,604	—	—
Technology Hardware & Equipment	692,561,297	692,561,297	—	—
Utilities	279,849,856	279,849,856	—	—
Short-Term Investments	31,046,925	10,554,897	20,492,028	—
Total	$ 9,626,308,552	$ 9,605,816,524	$ 20,492,028	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
22

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Banks - 7.1%
6,174,998	Bank of America Corp.	$ 228,536,676
2,416,761	JP Morgan Chase & Co.	463,389,754
8,715,362	Wells Fargo & Co.	516,995,274
		1,208,921,704
	Capital Goods - 7.7%
982,143	Airbus SE	161,619,224
663,258	General Dynamics Corp.	190,414,739
850,087	Honeywell International, Inc.	163,837,268
3,180,816	Johnson Controls International PLC	206,975,697
470,611	Lockheed Martin Corp.	218,801,172
2,130,388	Otis Worldwide Corp.	194,291,386
1,095,275	Westinghouse Air Brake Technologies Corp.	176,426,897
		1,312,366,383
	Consumer Discretionary Distribution & Retail - 3.0%
634,139	Home Depot, Inc.	211,941,937
470,864	Lowe's Cos., Inc.	107,352,283
2,105,065	TJX Cos., Inc.	198,065,566
		517,359,786
	Consumer Staples Distribution & Retail - 0.6%
1,306,753	Sysco Corp.	97,117,883
	Energy - 9.0%
1,301,344	Chevron Corp.	209,867,747
2,622,144	ConocoPhillips	329,393,729
8,039,389	Coterra Energy, Inc.	219,957,683
1,273,413	Diamondback Energy, Inc.	256,121,557
4,223,186	TotalEnergies SE ADR(1)	306,054,289
5,213,385	Williams Cos., Inc.	199,985,449
		1,521,380,454
	Equity Real Estate Investment Trusts (REITs) - 2.9%
1,372,701	American Tower Corp. REIT	235,500,584
5,536,021	Host Hotels & Resorts, Inc. REIT	104,464,716
584,176	Public Storage REIT	151,564,463
		491,529,763
	Financial Services - 7.1%
1,176,716	American Express Co.	275,386,845
184,373	BlackRock, Inc.	139,135,241
1,072,330	Charles Schwab Corp.	79,298,804
2,414,605	Morgan Stanley	219,342,718
481,360	S&P Global, Inc.	200,163,929
1,082,615	Visa, Inc. Class A	290,801,215
		1,204,128,752
	Food, Beverage & Tobacco - 4.2%
4,698,436	Keurig Dr Pepper, Inc.	158,337,293
1,410,258	Mondelez International, Inc. Class A	101,453,961
2,802,142	Philip Morris International, Inc.	266,035,361
2,995,710	Tyson Foods, Inc. Class A	181,689,812
		707,516,427
	Health Care Equipment & Services - 7.0%
797,053	Becton Dickinson & Co.	186,988,634
466,812	Elevance Health, Inc.	246,747,487
606,822	HCA Healthcare, Inc.	188,005,592
2,832,086	Medtronic PLC	227,246,581
697,286	UnitedHealth Group, Inc.	337,277,238
		1,186,265,532
	Household & Personal Products - 2.2%
4,478,090	Kenvue, Inc.	84,277,654
5,473,709	Unilever PLC ADR	283,811,811
		368,089,465
	Insurance - 3.1%
2,665,979	American International Group, Inc.	200,774,878
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Insurance - 3.1% - (continued)
430,317	Chubb Ltd.	$ 106,994,019
2,788,636	Principal Financial Group, Inc.	220,692,653
		528,461,550
	Materials - 4.1%
17,888,465	Amcor PLC	159,922,877
2,969,331	BHP Group Ltd. ADR(1)	163,788,298
1,326,335	Celanese Corp.	203,738,320
2,989,927	FMC Corp.	176,435,592
		703,885,087
	Media & Entertainment - 7.2%
4,334,132	Alphabet, Inc. Class A*	705,510,007
3,333,785	Comcast Corp. Class A	127,050,547
2,244,844	Omnicom Group, Inc.	208,411,317
1,556,152	Walt Disney Co.	172,888,487
		1,213,860,358
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
1,227,350	Agilent Technologies, Inc.	168,196,044
3,287,659	AstraZeneca PLC ADR	249,467,565
1,034,315	Gilead Sciences, Inc.	67,437,338
2,283,642	Merck & Co., Inc.	295,092,219
2,016,519	Novartis AG ADR	195,864,490
8,744,577	Pfizer, Inc.	224,036,063
		1,200,093,719
	Semiconductors & Semiconductor Equipment - 6.2%
1,863,936	Intel Corp.	56,794,130
1,860,809	Micron Technology, Inc.	210,196,985
689,323	NXP Semiconductors NV	176,597,659
2,044,714	QUALCOMM, Inc.	339,115,817
1,492,880	Texas Instruments, Inc.	263,373,889
		1,046,078,480
	Software & Services - 6.9%
582,830	Accenture PLC Class A	175,379,375
3,975,186	Cognizant Technology Solutions Corp. Class A	261,090,217
1,900,083	Microsoft Corp.	739,759,314
		1,176,228,906
	Technology Hardware & Equipment - 4.5%
2,382,225	Apple, Inc.	405,764,384
7,443,020	Cisco Systems, Inc.	349,673,080
		755,437,464
	Telecommunication Services - 0.9%
737,362	T-Mobile U.S., Inc.	121,052,719
945,630	Verizon Communications, Inc.	37,342,929
		158,395,648
	Transportation - 1.0%
2,422,981	Delta Air Lines, Inc.	121,318,659
2,047,213	Southwest Airlines Co.	53,104,705
		174,423,364
	Utilities - 5.5%
3,180,026	American Electric Power Co., Inc.	273,577,637
681,381	Constellation Energy Corp.	126,695,983
2,047,310	Duke Energy Corp.	201,168,680
3,710,172	Exelon Corp.	139,428,264
2,741,522	Sempra	196,375,221
		937,245,785
	Total Common Stocks (cost $11,229,083,069)	$ 16,508,786,510

The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 93,230,984	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $93,244,736; collateralized by U.S. Treasury Notes at 1.75%-2.38%, maturing 01/31/2029-05/15/2029, with a total market value of $95,095,695		$ 93,230,984
	Securities Lending Collateral - 0.7%
18,066,919	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		18,066,919
60,223,061	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		60,223,061
18,066,918	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		18,066,918
18,066,918	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		18,066,918
			114,423,816
	Total Short-Term Investments (cost $207,654,800)		$ 207,654,800
	Total Investments (cost $11,436,737,869)	98.5%	$ 16,716,441,310
	Other Assets and Liabilities	1.5%	251,032,091
	Total Net Assets	100.0%	$ 16,967,473,401
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 1,208,921,704	$ 1,208,921,704	$ —	$ —
Capital Goods	1,312,366,383	1,150,747,159	161,619,224	—
Consumer Discretionary Distribution & Retail	517,359,786	517,359,786	—	—
Consumer Staples Distribution & Retail	97,117,883	97,117,883	—	—
Energy	1,521,380,454	1,521,380,454	—	—
Equity Real Estate Investment Trusts (REITs)	491,529,763	491,529,763	—	—
Financial Services	1,204,128,752	1,204,128,752	—	—
Food, Beverage & Tobacco	707,516,427	707,516,427	—	—
Health Care Equipment & Services	1,186,265,532	1,186,265,532	—	—
Household & Personal Products	368,089,465	368,089,465	—	—
Insurance	528,461,550	528,461,550	—	—
Materials	703,885,087	703,885,087	—	—
Media & Entertainment	1,213,860,358	1,213,860,358	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,200,093,719	1,200,093,719	—	—
Semiconductors & Semiconductor Equipment	1,046,078,480	1,046,078,480	—	—
Software & Services	1,176,228,906	1,176,228,906	—	—
Technology Hardware & Equipment	755,437,464	755,437,464	—	—
Telecommunication Services	158,395,648	158,395,648	—	—
Transportation	174,423,364	174,423,364	—	—
Utilities	937,245,785	937,245,785	—	—
Short-Term Investments	207,654,800	114,423,816	93,230,984	—
Total	$ 16,716,441,310	$ 16,461,591,102	$ 254,850,208	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
24

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 7.8%
916,281	JP Morgan Chase & Co.	$ 175,687,719
536,987	M&T Bank Corp.	77,535,553
3,810,604	Regions Financial Corp.	73,430,339
676,290	Royal Bank of Canada	65,430,622
		392,084,233
	Capital Goods - 8.5%
723,158	Emerson Electric Co.	77,941,969
324,077	General Dynamics Corp.	93,039,266
258,348	Honeywell International, Inc.	49,791,410
862,068	Johnson Controls International PLC	56,094,765
360,256	L3Harris Technologies, Inc.	77,112,797
224,554	PACCAR, Inc.	23,827,425
276,078	Siemens AG	51,718,657
		429,526,289
	Consumer Discretionary Distribution & Retail - 2.1%
1,333,337	LKQ Corp.	57,506,825
185,767	Tractor Supply Co.	50,729,252
		108,236,077
	Consumer Durables & Apparel - 1.0%
320,755	Lennar Corp. Class A	48,632,873
	Consumer Services - 0.9%
13,306	Booking Holdings, Inc.	45,932,711
	Energy - 9.7%
899,999	ConocoPhillips	113,057,874
2,554,528	Coterra Energy, Inc.	69,891,886
866,613	EOG Resources, Inc.	114,505,576
1,521,119	EQT Corp.	60,981,661
163,218	Hess Corp.	25,705,203
407,549	Phillips 66	58,365,092
397,281	Targa Resources Corp.	45,313,871
		487,821,163
	Equity Real Estate Investment Trusts (REITs) - 5.6%
951,896	Crown Castle, Inc. REIT	89,268,807
1,834,049	Gaming & Leisure Properties, Inc. REIT	78,368,914
2,474,812	Host Hotels & Resorts, Inc. REIT	46,699,702
2,174,748	Weyerhaeuser Co. REIT	65,612,147
		279,949,570
	Financial Services - 7.3%
550,703	Ares Management Corp. Class A	73,293,062
699,272	Equitable Holdings, Inc.	25,810,130
100,757	Goldman Sachs Group, Inc.	42,994,019
460,468	Intercontinental Exchange, Inc.	59,289,860
762,456	Morgan Stanley	69,261,503
415,382	Nasdaq, Inc.	24,860,613
609,813	Raymond James Financial, Inc.	74,397,186
		369,906,373
	Food, Beverage & Tobacco - 6.1%
913,656	Archer-Daniels-Midland Co.	53,595,061
2,410,856	Keurig Dr Pepper, Inc.	81,245,847
478,988	Pernod Ricard SA	72,443,161
1,068,935	Philip Morris International, Inc.	101,484,689
		308,768,758
	Health Care Equipment & Services - 4.0%
170,366	Becton Dickinson & Co.	39,967,864
116,652	Elevance Health, Inc.	61,659,914
210,178	UnitedHealth Group, Inc.	101,663,098
		203,290,876
	Household & Personal Products - 3.3%
3,683,338	Kenvue, Inc.	69,320,421
1,828,040	Unilever PLC ADR	94,783,874
		164,104,295
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 3.9%
173,257	Allstate Corp.	$ 29,464,086
951,501	American International Group, Inc.	71,657,540
1,367,186	MetLife, Inc.	97,179,581
		198,301,207
	Materials - 4.9%
3,054,215	Barrick Gold Corp.	50,822,138
314,419	Celanese Corp.	48,297,902
383,790	PPG Industries, Inc.	49,508,910
1,465,283	Rio Tinto PLC ADR	99,390,146
		248,019,096
	Media & Entertainment - 0.6%
334,020	Omnicom Group, Inc.	31,010,417
	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
980,316	AstraZeneca PLC ADR	74,386,378
1,210,374	Gilead Sciences, Inc.	78,916,385
811,235	Johnson & Johnson	117,296,469
1,354,674	Merck & Co., Inc.	175,050,974
5,480,904	Pfizer, Inc.	140,420,760
242,981	Roche Holding AG	58,221,697
		644,292,663
	Semiconductors & Semiconductor Equipment - 3.4%
35,292	Broadcom, Inc.	45,889,129
339,010	NXP Semiconductors NV	86,850,972
240,639	QUALCOMM, Inc.	39,909,978
		172,650,079
	Software & Services - 0.9%
551,769	Amdocs Ltd.	46,343,078
	Technology Hardware & Equipment - 4.6%
2,219,747	Cisco Systems, Inc.	104,283,714
1,893,273	Corning, Inc.	63,197,453
456,977	TE Connectivity Ltd.	64,653,106
		232,134,273
	Telecommunication Services - 0.8%
249,172	T-Mobile U.S., Inc.	40,906,567
	Transportation - 3.4%
391,545	Canadian National Railway Co.	47,523,520
766,147	Knight-Swift Transportation Holdings, Inc.	35,418,976
590,782	United Parcel Service, Inc. Class B	87,128,529
		170,071,025
	Utilities - 8.2%
680,630	American Electric Power Co., Inc.	58,554,599
678,403	Atmos Energy Corp.	79,983,714
1,100,004	Dominion Energy, Inc.	56,078,204
2,256,382	Exelon Corp.	84,794,836
1,927,227	PPL Corp.	52,921,653
1,111,424	Sempra	79,611,301
		411,944,307
	Total Common Stocks (cost $4,157,688,958)	$ 5,033,925,930

The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 5,603,391	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $5,604,218; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $5,715,590		$ 5,603,391
	Total Short-Term Investments (cost $5,603,391)		$ 5,603,391
	Total Investments (cost $4,163,292,349)	99.9%	$ 5,039,529,321
	Other Assets and Liabilities	0.1%	6,733,544
	Total Net Assets	100.0%	$ 5,046,262,865
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 392,084,233	$ 392,084,233	$ —	$ —
Capital Goods	429,526,289	377,807,632	51,718,657	—
Consumer Discretionary Distribution & Retail	108,236,077	108,236,077	—	—
Consumer Durables & Apparel	48,632,873	48,632,873	—	—
Consumer Services	45,932,711	45,932,711	—	—
Energy	487,821,163	487,821,163	—	—
Equity Real Estate Investment Trusts (REITs)	279,949,570	279,949,570	—	—
Financial Services	369,906,373	369,906,373	—	—
Food, Beverage & Tobacco	308,768,758	236,325,597	72,443,161	—
Health Care Equipment & Services	203,290,876	203,290,876	—	—
Household & Personal Products	164,104,295	164,104,295	—	—
Insurance	198,301,207	198,301,207	—	—
Materials	248,019,096	248,019,096	—	—
Media & Entertainment	31,010,417	31,010,417	—	—
Pharmaceuticals, Biotechnology & Life Sciences	644,292,663	586,070,966	58,221,697	—
Semiconductors & Semiconductor Equipment	172,650,079	172,650,079	—	—
Software & Services	46,343,078	46,343,078	—	—
Technology Hardware & Equipment	232,134,273	232,134,273	—	—
Telecommunication Services	40,906,567	40,906,567	—	—
Transportation	170,071,025	170,071,025	—	—
Utilities	411,944,307	411,944,307	—	—
Short-Term Investments	5,603,391	—	5,603,391	—
Total	$ 5,039,529,321	$ 4,851,542,415	$ 187,986,906	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
26

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Capital Goods - 2.5%
214,310	Axon Enterprise, Inc.*	$ 67,220,475
348,458	General Electric Co.	56,387,473
		123,607,948
	Commercial & Professional Services - 1.3%
1,127,536	Copart, Inc.*	61,236,480
	Consumer Discretionary Distribution & Retail - 9.9%
2,444,000	Amazon.com, Inc.*	427,700,000
48,284	O'Reilly Automotive, Inc.*	48,924,246
171,581	Tory Burch LLC*(1)(2)	7,810,366
		484,434,612
	Consumer Durables & Apparel - 1.9%
47,005	Deckers Outdoor Corp.*	38,472,183
1,647,907	On Holding AG Class A*	52,321,047
		90,793,230
	Consumer Services - 2.6%
1,820,054	DraftKings, Inc. Class A*	75,641,444
365,631	Royal Caribbean Cruises Ltd.*	51,053,057
		126,694,501
	Energy - 0.7%
292,144	Targa Resources Corp.	33,321,945
	Financial Services - 4.5%
719,824	Block, Inc.*	52,547,152
511,272	KKR & Co., Inc.	47,584,085
1,174,616	Tradeweb Markets, Inc. Class A	119,470,193
		219,601,430
	Health Care Equipment & Services - 5.1%
181,009	Align Technology, Inc.*	51,113,321
534,450	Dexcom, Inc.*	68,083,586
197,441	Intuitive Surgical, Inc.*	73,175,583
174,620	Shockwave Medical, Inc.*	57,657,778
		250,030,268
	Household & Personal Products - 1.0%
299,823	elf Beauty, Inc.*	48,730,232
	Materials - 1.0%
193,336	Vulcan Materials Co.	49,809,154
	Media & Entertainment - 17.1%
1,518,602	Alphabet, Inc. Class A*	247,198,033
1,017,830	Liberty Media Corp.-Liberty Formula One Class C*	71,217,565
515,846	Live Nation Entertainment, Inc.*	45,863,868
411,242	Meta Platforms, Inc. Class A	176,903,971
243,314	Netflix, Inc.*	133,978,421
2,336,587	Pinterest, Inc. Class A*	78,158,835
284,890	Spotify Technology SA*	79,894,552
		833,215,245
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
295,074	Eli Lilly & Co.	230,482,301
1,172,190	Exact Sciences Corp.*	69,569,477
151,807	Vertex Pharmaceuticals, Inc.*	59,631,308
		359,683,086
	Real Estate Management & Development - 1.4%
768,145	CoStar Group, Inc.*	70,308,312
	Semiconductors & Semiconductor Equipment - 16.4%
504,130	ARM Holdings PLC ADR*	51,022,997
117,241	Broadcom, Inc.	152,444,955
699,247	Marvell Technology, Inc.	46,087,370
569,684	Micron Technology, Inc.	64,351,505
561,842	NVIDIA Corp.	485,442,725
		799,349,552
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 14.8%
186,765	Adobe, Inc.*	$ 86,440,446
80,296	Crowdstrike Holdings, Inc. Class A*	23,489,792
417,175	Datadog, Inc. Class A*	52,355,463
654,356	Gitlab, Inc. Class A*	34,334,059
517,409	Microsoft Corp.	201,442,846
122,988	MongoDB, Inc.*	44,912,758
20,599	Rubicon Earnout Shares*(1)(2)	435
274,647	Rubicon Technologies, Inc.*(3)	116,121
2,197,165	Rubicon TRA Placeholder*(1)(2)	263,660
312,265	Salesforce, Inc.	83,980,549
142,328	ServiceNow, Inc.*	98,680,272
545,987	Shopify, Inc. Class A*	38,328,287
327,363	Snowflake, Inc. Class A*	50,806,738
15,922	Workday, Inc. Class A*	3,896,591
		719,048,017
	Technology Hardware & Equipment - 6.8%
1,632,251	Apple, Inc.	278,021,313
1,929,776	Flex Ltd.*	55,288,082
		333,309,395
	Telecommunication Services - 1.1%
311,943	T-Mobile U.S., Inc.	51,211,682
	Transportation - 1.4%
1,043,502	Uber Technologies, Inc.*	69,152,877
	Total Common Stocks (cost $3,270,547,920)	$ 4,723,537,966
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp.*(1)(2)(4)	$ 8,729,882
743,470	Lookout, Inc. Series F*(1)(2)(4)	6,349,234
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 15,079,116
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
225,572	iShares Russell 1000 Growth ETF	$ 72,823,664
	Total Exchange-Traded Funds (cost $73,389,644)	$ 72,823,664
	Total Long-Term Investments (cost $3,361,394,298)	$ 4,811,440,746
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 14,457,409	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $14,459,541; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $14,746,568	$ 14,457,409
	Securities Lending Collateral - 0.0%
10	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	10
32	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)	32

The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
9	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		$ 9
9	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		9
			60
	Total Short-Term Investments (cost $14,457,469)		$ 14,457,469
	Total Investments (cost $3,375,851,767)	99.0%	$ 4,825,898,215
	Other Assets and Liabilities	1.0%	49,280,194
	Total Net Assets	100.0%	$ 4,875,178,409
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,153,577 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	5,668,755	$ 8,964,002	$ 8,729,882
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,349,234
09/2015	Rubicon Earnout Shares	20,599	—	435
09/2015	Rubicon TRA Placeholder	2,197,165	—	263,660
11/2013	Tory Burch LLC	171,581	13,447,917	7,810,366
			$ 30,904,651	$ 23,153,577

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 123,607,948	$ 123,607,948	$ —	$ —
Commercial & Professional Services	61,236,480	61,236,480	—	—
Consumer Discretionary Distribution & Retail	484,434,612	476,624,246	—	7,810,366
Consumer Durables & Apparel	90,793,230	90,793,230	—	—
Consumer Services	126,694,501	126,694,501	—	—
Energy	33,321,945	33,321,945	—	—
Financial Services	219,601,430	219,601,430	—	—
Health Care Equipment & Services	250,030,268	250,030,268	—	—
Household & Personal Products	48,730,232	48,730,232	—	—
Materials	49,809,154	49,809,154	—	—
Media & Entertainment	833,215,245	833,215,245	—	—
Pharmaceuticals, Biotechnology & Life Sciences	359,683,086	359,683,086	—	—
Real Estate Management & Development	70,308,312	70,308,312	—	—
Semiconductors & Semiconductor Equipment	799,349,552	799,349,552	—	—
Software & Services	719,048,017	718,783,922	—	264,095
Technology Hardware & Equipment	333,309,395	333,309,395	—	—
Telecommunication Services	51,211,682	51,211,682	—	—
Transportation	69,152,877	69,152,877	—	—
Convertible Preferred Stocks	15,079,116	—	—	15,079,116
Exchange-Traded Funds	72,823,664	72,823,664	—	—
Short-Term Investments	14,457,469	60	14,457,409	—
Total	$ 4,825,898,215	$ 4,788,287,229	$ 14,457,409	$ 23,153,577

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
29

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Biotechnology - 20.8%
148,503	AbbVie, Inc.	$ 24,152,528
129,264	Akero Therapeutics, Inc.*	2,571,061
153,059	Alkermes PLC*	3,756,068
45,344	Alnylam Pharmaceuticals, Inc.*	6,527,269
14,662	Amgen, Inc.	4,016,508
95,967	Apellis Pharmaceuticals, Inc.*	4,240,782
28,290	Argenx SE ADR*	10,622,895
41,614	Ascendis Pharma AS ADR*	5,761,042
373,627	Autolus Therapeutics PLC ADR*	1,374,947
40,479	Biogen, Inc.*	8,695,699
33,536	Blueprint Medicines Corp.*	3,063,178
85,559	Bridgebio Pharma, Inc.*	2,192,022
185,789	Celldex Therapeutics, Inc.*	6,952,224
108,273	Crinetics Pharmaceuticals, Inc.*	4,744,523
64,832	Cytokinetics, Inc.*	3,975,498
72,917	Exact Sciences Corp.*	4,327,624
13,577	Genmab AS*	3,769,381
105,683	Genus PLC	2,376,705
41,718	Gilead Sciences, Inc.	2,720,014
323,332	Immatics NV*	3,210,687
117,463	Immunocore Holdings PLC ADR*	6,939,714
41,160	Legend Biotech Corp. ADR*	1,800,338
85,434	Merus NV*	3,836,841
30,451	Moderna, Inc.*	3,359,050
50,996	MoonLake Immunotherapeutics*	2,086,246
58,363	Morphic Holding, Inc.*	1,591,559
35,440	Nuvalent, Inc. Class A*	2,441,107
83,146	PTC Therapeutics, Inc.*	2,673,144
19,536	Regeneron Pharmaceuticals, Inc.*	17,399,934
192,503	REVOLUTION Medicines, Inc.*	7,176,512
167,192	Rocket Pharmaceuticals, Inc.*	3,597,972
33,482	Sarepta Therapeutics, Inc.*	4,240,830
142,100	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	3,022,417
65,203	Soleno Therapeutics, Inc.*	2,911,966
152,807	Syndax Pharmaceuticals, Inc.*	3,228,812
80,036	Ultragenyx Pharmaceutical, Inc.*	3,404,732
27,749	United Therapeutics Corp.*	6,502,423
64,134	Vaxcyte, Inc.*	3,883,314
145,520	Veracyte, Inc.*	2,847,827
62,262	Vertex Pharmaceuticals, Inc.*	24,457,136
84,471	Xenon Pharmaceuticals, Inc.*	3,433,746
106,333	Zai Lab Ltd. ADR*	1,680,061
		221,566,336
	Health Care Distributors - 2.2%
96,672	Cencora, Inc.	23,109,442
	Health Care Equipment - 13.2%
124,373	Abbott Laboratories	13,179,807
462,902	Boston Scientific Corp.*	33,268,767
138,749	Dexcom, Inc.*	17,675,235
41,854	DiaSorin SpA	4,227,142
225,427	Edwards Lifesciences Corp.*	19,086,904
113,089	Hologic, Inc.*	8,568,753
12,007	Inspire Medical Systems, Inc.*	2,901,612
45,489	Insulet Corp.*	7,821,379
5,190	Intuitive Surgical, Inc.*	1,923,518
88,747	Stryker Corp.	29,863,365
27,195	TransMedics Group, Inc.*	2,559,865
		141,076,347
	Health Care Facilities - 5.2%
200,118	Acadia Healthcare Co., Inc.*	14,796,725
102,654	Encompass Health Corp.	8,559,291
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Facilities - 5.2% - (continued)
83,682	HCA Healthcare, Inc.	$ 25,926,357
75,600	PACS Group, Inc.*	1,887,732
173,855	Surgery Partners, Inc.*	4,337,682
		55,507,787
	Health Care Services - 2.9%
59,015	Addus HomeCare Corp.*	5,674,292
814,350	agilon health, Inc.*	4,478,925
47,702	Laboratory Corp. of America Holdings	9,605,752
231,221	Option Care Health, Inc.*	6,911,196
212,123	Privia Health Group, Inc.*	3,903,063
		30,573,228
	Health Care Technology - 0.5%
196,482	Evolent Health, Inc. Class A*	5,450,411
	Life Sciences Tools & Services - 11.6%
117,764	Agilent Technologies, Inc.	16,138,379
50,106	Bio-Techne Corp.	3,167,200
168,690	Danaher Corp.	41,602,328
43,063	ICON PLC*	12,827,607
129,928	Qiagen NV*	5,499,852
36,062	Repligen Corp.*	5,921,380
10,164	Tecan Group AG	3,585,718
48,429	Thermo Fisher Scientific, Inc.	27,542,541
23,402	Waters Corp.*	7,232,154
		123,517,159
	Managed Health Care - 11.5%
259,783	Centene Corp.*	18,979,746
47,271	Humana, Inc.	14,280,096
48,610	Molina Healthcare, Inc.*	16,629,481
150,363	UnitedHealth Group, Inc.	72,730,583
		122,619,906
	Pharmaceuticals - 30.9%
155,300	Astellas Pharma, Inc.	1,490,553
286,875	AstraZeneca PLC ADR	21,768,075
87,600	Chugai Pharmaceutical Co. Ltd.	2,786,016
483,925	Daiichi Sankyo Co. Ltd.	16,287,795
168,395	Eisai Co. Ltd.	6,915,819
359,366	Elanco Animal Health, Inc.*	4,729,257
163,515	Eli Lilly & Co.	127,721,566
124,441	Galderma Group AG*	9,273,004
372,968	GSK PLC	7,737,934
149,886	Longboard Pharmaceuticals, Inc.*	3,192,572
546,016	Merck & Co., Inc.	70,556,187
76,800	Novartis AG	7,454,014
142,000	Otsuka Holdings Co. Ltd.	6,071,472
300,771	Pfizer, Inc.	7,705,753
100,622	Structure Therapeutics, Inc. ADR*	3,968,532
56,420	UCB SA	7,481,863
223,316	Verona Pharma PLC ADR*	3,450,232
125,135	Zoetis, Inc.	19,926,497
		328,517,141
	Total Common Stocks (cost $720,204,284)	$ 1,051,937,757

The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	ABIOMED, Inc. CVR*(1)(2)		$ 7,564
	Total Rights (cost $7,564)		$ 7,564
	Total Long-Term Investments (cost $720,211,848)		$ 1,051,945,321
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 2,719,031	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $2,719,432; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $2,773,484		$ 2,719,031
	Total Short-Term Investments (cost $2,719,031)		$ 2,719,031
	Total Investments (cost $722,930,879)	99.1%	$ 1,054,664,352
	Other Assets and Liabilities	0.9%	10,083,027
	Total Net Assets	100.0%	$ 1,064,747,379
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 221,566,336	$ 212,397,833	$ 9,168,503	$ —
Health Care Distributors	23,109,442	23,109,442	—	—
Health Care Equipment	141,076,347	136,849,205	4,227,142	—
Health Care Facilities	55,507,787	55,507,787	—	—
Health Care Services	30,573,228	30,573,228	—	—
Health Care Technology	5,450,411	5,450,411	—	—
Life Sciences Tools & Services	123,517,159	119,931,441	3,585,718	—
Managed Health Care	122,619,906	122,619,906	—	—
Pharmaceuticals	328,517,141	272,291,675	56,225,466	—
Rights	7,564	—	—	7,564
Short-Term Investments	2,719,031	—	2,719,031	—
Total	$ 1,054,664,352	$ 978,730,928	$ 75,925,860	$ 7,564

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
31

The Hartford MidCap Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 0.8%
1,410,861	Gentex Corp.	$ 48,392,532
	Banks - 0.5%
219,952	M&T Bank Corp.	31,758,869
	Capital Goods - 13.2%
117,650	Acuity Brands, Inc.	29,212,495
293,736	Axon Enterprise, Inc.*	92,133,234
243,769	Builders FirstSource, Inc.*	44,565,849
865,272	Fortive Corp.	65,129,023
971,241	Graco, Inc.	77,893,528
324,391	IDEX Corp.	71,515,240
649,737	Ingersoll Rand, Inc.	60,633,457
236,064	Lennox International, Inc.	109,396,779
247,313	Lincoln Electric Holdings, Inc.	54,292,623
267,931	NEXTracker, Inc. Class A*	11,464,767
172,922	Watsco, Inc.	77,420,638
592,569	Westinghouse Air Brake Technologies Corp.	95,451,014
		789,108,647
	Commercial & Professional Services - 2.3%
771,710	Copart, Inc.*	41,911,570
1,027,490	Dayforce, Inc.*	63,057,061
407,744	Rollins, Inc.	18,169,073
206,554	TransUnion	15,078,442
		138,216,146
	Consumer Discretionary Distribution & Retail - 3.7%
696,118	CarMax, Inc.*	47,315,140
423,115	Floor & Decor Holdings, Inc. Class A*	46,682,278
46,607	O'Reilly Automotive, Inc.*	47,225,009
1,894,429	Valvoline, Inc.*	80,551,121
		221,773,548
	Consumer Durables & Apparel - 3.6%
102,634	Deckers Outdoor Corp.*	84,002,850
17,987	NVR, Inc.*	133,802,595
		217,805,445
	Consumer Services - 5.9%
512,856	Choice Hotels International, Inc.(1)	60,650,351
55,385	Domino's Pizza, Inc.	29,313,619
378,483	DoorDash, Inc. Class A*	48,922,713
3,291,006	DraftKings, Inc. Class A*	136,774,209
507,584	Hyatt Hotels Corp. Class A	75,523,423
		351,184,315
	Energy - 3.7%
35,773	Antero Resources Corp.*	1,216,640
44,836	EQT Corp.	1,797,475
1,764,564	Marathon Oil Corp.	47,378,544
914,943	Ovintiv, Inc.	46,954,875
1,107,589	Targa Resources Corp.	126,331,601
		223,679,135
	Equity Real Estate Investment Trusts (REITs) - 1.1%
539,678	Lamar Advertising Co. Class A, REIT	62,521,696
	Financial Services - 8.0%
194,246	Credit Acceptance Corp.*	99,788,055
552,840	Hamilton Lane, Inc. Class A	61,763,285
255,171	Morningstar, Inc.	72,124,083
515,205	Shift4 Payments, Inc. Class A*	29,809,761
920,346	Tradeweb Markets, Inc. Class A	93,608,392
592,556	WEX, Inc.*	125,183,381
		482,276,957
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Food, Beverage & Tobacco - 1.7%
713,344	Celsius Holdings, Inc.*	$ 50,840,027
461,721	Post Holdings, Inc.*	49,011,684
		99,851,711
	Health Care Equipment & Services - 7.4%
689,606	Acadia Healthcare Co., Inc.*	50,989,468
4,768,841	agilon health, Inc.*	26,228,625
972,748	Dexcom, Inc.*	123,918,368
320,763	Inspire Medical Systems, Inc.*	77,515,587
142,160	Molina Healthcare, Inc.*	48,632,936
595,956	Veeva Systems, Inc. Class A*	118,333,023
		445,618,007
	Household & Personal Products - 0.9%
337,093	elf Beauty, Inc.*	54,787,725
	Insurance - 2.4%
65,341	Markel Group, Inc.*	95,293,314
298,649	W R Berkley Corp.	22,987,014
12,857	White Mountains Insurance Group Ltd.	22,861,546
		141,141,874
	Materials - 0.8%
374,647	Ball Corp.	26,064,192
1,002,963	Element Solutions, Inc.	23,198,534
		49,262,726
	Media & Entertainment - 1.2%
2,195,234	Pinterest, Inc. Class A*	73,430,577
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
1,463,293	Apellis Pharmaceuticals, Inc.*	64,662,918
905,066	Bio-Techne Corp.	57,209,222
1,541,546	Exact Sciences Corp.*	91,490,755
279,189	ICON PLC*	83,164,819
65,408	Mettler-Toledo International, Inc.*	80,432,218
340,868	Neurocrine Biosciences, Inc.*	46,882,985
1,891,233	PTC Therapeutics, Inc.*	60,803,141
318,773	Repligen Corp.*	52,342,527
475,850	Sarepta Therapeutics, Inc.*	60,271,161
1,129,429	Ultragenyx Pharmaceutical, Inc.*	48,045,910
216,671	United Therapeutics Corp.*	50,772,515
209,861	Waters Corp.*	64,855,443
		760,933,614
	Semiconductors & Semiconductor Equipment - 6.7%
369,591	Entegris, Inc.	49,126,036
686,681	Lattice Semiconductor Corp.*	47,106,316
752,750	MKS Instruments, Inc.	89,562,195
154,202	Monolithic Power Systems, Inc.	103,212,025
303,215	Onto Innovation, Inc.*	56,243,350
853,718	Rambus, Inc.*	46,800,821
103,190	Silicon Laboratories, Inc.*	12,536,553
		404,587,296
	Software & Services - 16.9%
6,747	Atlassian Corp. Class A*	1,162,508
464,588	CyberArk Software Ltd.*	111,152,679
1,283,445	Datadog, Inc. Class A*	161,072,348
1,688,103	Dynatrace, Inc.*	76,487,947
101,096	Fair Isaac Corp.*	114,575,130
233,376	HubSpot, Inc.*	141,162,141
3,423,192	Informatica, Inc. Class A*	106,016,256
353,242	MongoDB, Inc.*	128,996,914
619,685	PTC, Inc.*	109,956,906

The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 16.9% - (continued)
1,529,601	Unity Software, Inc.*		$ 37,123,416
161,337	VeriSign, Inc.*		27,343,395
			1,015,049,640
	Technology Hardware & Equipment - 1.4%
198,335	CDW Corp.		47,969,303
1,287,798	Flex Ltd.*		36,895,413
			84,864,716
	Transportation - 2.9%
767,327	Expeditors International of Washington, Inc.		85,411,168
208,087	JB Hunt Transport Services, Inc.		33,828,704
18,872	Saia, Inc.*		7,488,976
768,601	U-Haul Holding Co.		47,130,613
			173,859,461
	Utilities - 2.3%
221,372	Atmos Energy Corp.		26,099,759
859,174	NiSource, Inc.		23,936,588
1,188,865	Vistra Corp.		90,163,521
			140,199,868
	Total Common Stocks (cost $4,450,169,037)		$ 6,010,304,505
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.0%
$ 1,115,879	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,116,044; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $1,138,343		$ 1,115,879
	Securities Lending Collateral - 0.2%
1,963,809	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,963,809
6,546,030	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		6,546,030
1,963,809	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,963,809
1,963,809	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,963,809
			12,437,457
	Total Short-Term Investments (cost $13,553,336)		$ 13,553,336
	Total Investments (cost $4,463,722,373)	100.3%	$ 6,023,857,841
	Other Assets and Liabilities	(0.3)%	(19,214,754)
	Total Net Assets	100.0%	$ 6,004,643,087
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 48,392,532	$ 48,392,532	$ —	$ —
Banks	31,758,869	31,758,869	—	—
Capital Goods	789,108,647	789,108,647	—	—
Commercial & Professional Services	138,216,146	138,216,146	—	—
Consumer Discretionary Distribution & Retail	221,773,548	221,773,548	—	—
Consumer Durables & Apparel	217,805,445	217,805,445	—	—
Consumer Services	351,184,315	351,184,315	—	—
Energy	223,679,135	223,679,135	—	—
Equity Real Estate Investment Trusts (REITs)	62,521,696	62,521,696	—	—
Financial Services	482,276,957	482,276,957	—	—
Food, Beverage & Tobacco	99,851,711	99,851,711	—	—
Health Care Equipment & Services	445,618,007	445,618,007	—	—
Household & Personal Products	54,787,725	54,787,725	—	—
Insurance	141,141,874	141,141,874	—	—
Materials	49,262,726	49,262,726	—	—
Media & Entertainment	73,430,577	73,430,577	—	—
Pharmaceuticals, Biotechnology & Life Sciences	760,933,614	760,933,614	—	—
Semiconductors & Semiconductor Equipment	404,587,296	404,587,296	—	—
Software & Services	1,015,049,640	1,015,049,640	—	—
Technology Hardware & Equipment	84,864,716	84,864,716	—	—
Transportation	173,859,461	173,859,461	—	—
Utilities	140,199,868	140,199,868	—	—
Short-Term Investments	13,553,336	12,437,457	1,115,879	—
Total	$ 6,023,857,841	$ 6,022,741,962	$ 1,115,879	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 3.5%
477,398	Gentex Corp.	$ 16,374,751
810,287	Goodyear Tire & Rubber Co.*	9,691,033
81,264	Visteon Corp.*	8,990,236
		35,056,020
	Banks - 6.1%
605,266	Columbia Banking System, Inc.	11,385,053
8,414	First Citizens BancShares, Inc. Class A	14,192,399
144,096	M&T Bank Corp.	20,806,021
397,296	Synovus Financial Corp.	14,219,224
		60,602,697
	Capital Goods - 13.9%
200,058	AerCap Holdings NV*	16,902,900
72,066	Boise Cascade Co.	9,532,170
36,062	Builders FirstSource, Inc.*	6,592,855
37,412	Curtiss-Wright Corp.	9,480,949
107,597	Dover Corp.	19,292,142
164,340	Fortune Brands Innovations, Inc.	12,013,254
125,901	Howmet Aerospace, Inc.	8,403,892
103,404	John Bean Technologies Corp.	9,212,262
67,744	L3Harris Technologies, Inc.	14,500,603
108,950	Middleby Corp.*	15,140,782
106,313	Westinghouse Air Brake Technologies Corp.	17,124,898
		138,196,707
	Commercial & Professional Services - 2.8%
100,612	Leidos Holdings, Inc.	14,107,814
104,891	Science Applications International Corp.	13,499,472
		27,607,286
	Consumer Discretionary Distribution & Retail - 0.6%
45,028	Ross Stores, Inc.	5,833,377
	Consumer Durables & Apparel - 3.3%
95,820	Lennar Corp. Class A	14,528,228
119,450	Skechers USA, Inc. Class A*	7,889,673
266,145	Steven Madden Ltd.	10,754,919
		33,172,820
	Consumer Services - 2.6%
490,598	International Game Technology PLC	9,684,404
222,982	Wyndham Hotels & Resorts, Inc.	16,391,407
		26,075,811
	Consumer Staples Distribution & Retail - 2.6%
69,001	Dollar Tree, Inc.*	8,159,368
350,697	U.S. Foods Holding Corp.*	17,622,525
		25,781,893
	Energy - 7.7%
534,370	Cenovus Energy, Inc.	10,986,647
138,880	Chesapeake Energy Corp.(1)	12,482,535
419,023	Coterra Energy, Inc.	11,464,469
64,854	Diamondback Energy, Inc.	13,044,085
446,521	EQT Corp.	17,901,027
423,284	Marathon Oil Corp.	11,365,175
		77,243,938
	Equity Real Estate Investment Trusts (REITs) - 5.4%
467,301	Essential Properties Realty Trust, Inc. REIT	12,308,708
367,243	Gaming & Leisure Properties, Inc. REIT	15,692,293
798,985	Kimco Realty Corp. REIT	14,885,091
279,531	UDR, Inc. REIT	10,644,541
		53,530,633
	Financial Services - 5.5%
113,874	Ares Management Corp. Class A	15,155,491
68,243	Evercore, Inc. Class A	12,386,104
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Financial Services - 5.5% - (continued)
311,542	TPG, Inc.	$ 13,427,460
210,186	Voya Financial, Inc.	14,326,278
		55,295,333
	Food, Beverage & Tobacco - 2.9%
398,789	Keurig Dr Pepper, Inc.	13,439,189
260,933	Tyson Foods, Inc. Class A	15,825,587
		29,264,776
	Health Care Equipment & Services - 6.5%
218,277	Centene Corp.*	15,947,318
361,236	Dentsply Sirona, Inc.	10,840,692
117,778	Encompass Health Corp.	9,820,330
98,093	ICU Medical, Inc.*	9,605,266
265,469	Integra LifeSciences Holdings Corp.*	7,743,731
53,663	Teleflex, Inc.	11,202,151
		65,159,488
	Insurance - 9.6%
2,014,485	Aegon Ltd.	12,429,373
120,401	Allstate Corp.	20,475,394
50,478	Everest Group Ltd.	18,495,644
110,911	Globe Life, Inc.	8,448,091
367,024	Kemper Corp.	21,401,169
202,384	MetLife, Inc.	14,385,455
		95,635,126
	Materials - 5.9%
59,066	Celanese Corp.	9,073,128
253,129	FMC Corp.	14,937,142
467,983	Huntsman Corp.	11,166,075
185,246	Ingevity Corp.*	9,473,481
49,324	Reliance, Inc.	14,043,529
		58,693,355
	Media & Entertainment - 2.6%
499,249	Cargurus, Inc.*	11,213,133
115,164	Electronic Arts, Inc.	14,605,098
		25,818,231
	Semiconductors & Semiconductor Equipment - 3.4%
45,723	Cirrus Logic, Inc.*	4,049,686
116,054	MKS Instruments, Inc.	13,808,105
144,557	ON Semiconductor Corp.*	10,142,119
66,667	Synaptics, Inc.*	5,997,364
		33,997,274
	Technology Hardware & Equipment - 3.3%
253,006	Coherent Corp.*	13,821,718
56,241	F5, Inc.*	9,297,200
331,898	Flex Ltd.*	9,508,877
		32,627,795
	Transportation - 3.2%
365,778	Delta Air Lines, Inc.	18,314,505
288,541	Knight-Swift Transportation Holdings, Inc.	13,339,250
		31,653,755
	Utilities - 8.0%
293,763	Alliant Energy Corp.	14,629,397
150,466	Atmos Energy Corp.	17,739,942
220,311	Evergy, Inc.	11,555,312
651,481	NiSource, Inc.	18,150,261
142,713	Sempra	10,222,532
100,350	Vistra Corp.	7,610,544
		79,907,988
	Total Common Stocks (cost $835,735,363)	$ 991,154,303

The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.0%
$ 291,825	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $291,868; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $297,765		$ 291,825
	Securities Lending Collateral - 1.2%
1,813,854	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,813,854
6,046,180	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		6,046,180
1,813,854	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,813,854
1,813,854	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,813,854
			11,487,742
	Total Short-Term Investments (cost $11,779,567)		$ 11,779,567
	Total Investments (cost $847,514,930)	100.6%	$ 1,002,933,870
	Other Assets and Liabilities	(0.6)%	(5,713,318)
	Total Net Assets	100.0%	$ 997,220,552
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 35,056,020	$ 35,056,020	$ —	$ —
Banks	60,602,697	60,602,697	—	—
Capital Goods	138,196,707	138,196,707	—	—
Commercial & Professional Services	27,607,286	27,607,286	—	—
Consumer Discretionary Distribution & Retail	5,833,377	5,833,377	—	—
Consumer Durables & Apparel	33,172,820	33,172,820	—	—
Consumer Services	26,075,811	26,075,811	—	—
Consumer Staples Distribution & Retail	25,781,893	25,781,893	—	—
Energy	77,243,938	77,243,938	—	—
Equity Real Estate Investment Trusts (REITs)	53,530,633	53,530,633	—	—
Financial Services	55,295,333	55,295,333	—	—
Food, Beverage & Tobacco	29,264,776	29,264,776	—	—
Health Care Equipment & Services	65,159,488	65,159,488	—	—
Insurance	95,635,126	95,635,126	—	—
Materials	58,693,355	58,693,355	—	—
Media & Entertainment	25,818,231	25,818,231	—	—
Semiconductors & Semiconductor Equipment	33,997,274	33,997,274	—	—
Technology Hardware & Equipment	32,627,795	32,627,795	—	—
Transportation	31,653,755	31,653,755	—	—
Utilities	79,907,988	79,907,988	—	—
Short-Term Investments	11,779,567	11,487,742	291,825	—
Total	$ 1,002,933,870	$ 1,002,642,045	$ 291,825	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
36

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 2.0%
198,632	Goodyear Tire & Rubber Co.*	$ 2,375,639
12,204	Patrick Industries, Inc.	1,275,196
41,422	Visteon Corp.*	4,582,516
		8,233,351
	Banks - 1.1%
61,833	Synovus Financial Corp.	2,213,003
33,501	Triumph Financial, Inc.*	2,357,130
		4,570,133
	Capital Goods - 14.9%
30,836	Applied Industrial Technologies, Inc.	5,650,697
95,176	AZEK Co., Inc.*	4,343,833
22,557	Boise Cascade Co.	2,983,614
34,551	Chart Industries, Inc.*	4,977,417
15,327	Comfort Systems USA, Inc.	4,742,327
125,770	Fluor Corp.*	5,072,304
100,945	FTAI Aviation Ltd.	7,087,348
6,044	Herc Holdings, Inc.	864,473
429,924	Hillman Solutions Corp.*	4,110,073
40,473	John Bean Technologies Corp.	3,605,740
4,500	Loar Holdings, Inc.*	235,440
73,168	NEXTracker, Inc. Class A*	3,130,859
72,241	Rush Enterprises, Inc. Class A	3,172,825
43,277	SPX Technologies, Inc.*	5,271,571
67,985	WillScot Mobile Mini Holdings Corp.*	2,512,726
82,963	Zurn Elkay Water Solutions Corp.	2,595,083
		60,356,330
	Commercial & Professional Services - 5.3%
8,909	CACI International, Inc. Class A*	3,583,467
29,296	Casella Waste Systems, Inc. Class A*	2,648,358
14,631	Clean Harbors, Inc.*	2,771,843
18,791	Dayforce, Inc.*	1,153,204
27,393	ExlService Holdings, Inc.*	794,397
8,623	Insperity, Inc.	887,565
51,456	KBR, Inc.	3,341,553
5,799	TriNet Group, Inc.	582,046
235,385	Verra Mobility Corp.*	5,550,378
		21,312,811
	Consumer Discretionary Distribution & Retail - 2.9%
23,814	Abercrombie & Fitch Co. Class A*	2,893,877
37,800	Boot Barn Holdings, Inc.*	4,024,566
138,770	Chewy, Inc. Class A*	2,080,163
40,566	Etsy, Inc.*	2,785,667
		11,784,273
	Consumer Durables & Apparel - 5.0%
7,836	Cavco Industries, Inc.*	2,853,950
36,010	Century Communities, Inc.	2,856,313
18,358	Crocs, Inc.*	2,283,184
27,869	PVH Corp.	3,032,147
60,400	SharkNinja, Inc.	3,882,512
26,942	Smith Douglas Homes Corp.*	783,204
154,636	VF Corp.	1,926,765
69,860	YETI Holdings, Inc.*	2,495,399
		20,113,474
	Consumer Services - 2.9%
11,552	Duolingo, Inc.*	2,607,864
200,002	European Wax Center, Inc. Class A*	2,352,023
9,982	Texas Roadhouse, Inc.	1,604,906
3,718	Wingstop, Inc.	1,430,649
50,605	Wyndham Hotels & Resorts, Inc.	3,719,974
		11,715,416
	Energy - 4.6%
47,799	Cactus, Inc. Class A	2,372,742
16,338	Chord Energy Corp.	2,891,499
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Energy - 4.6% - (continued)
16,615	Gulfport Energy Corp.*	$ 2,636,967
59,515	Helmerich & Payne, Inc.	2,340,725
67,075	SM Energy Co.	3,252,467
42,756	Weatherford International PLC*	5,285,497
		18,779,897
	Equity Real Estate Investment Trusts (REITs) - 1.5%
98,113	Phillips Edison & Co., Inc. REIT	3,208,295
25,619	Ryman Hospitality Properties, Inc. REIT	2,702,292
		5,910,587
	Financial Services - 3.5%
130,947	Remitly Global, Inc.*	2,334,785
103,025	StepStone Group, Inc. Class A	3,716,112
54,625	Stifel Financial Corp.	4,365,630
18,157	WEX, Inc.*	3,835,848
		14,252,375
	Food, Beverage & Tobacco - 0.9%
36,406	Freshpet, Inc.*	3,861,584
	Health Care Equipment & Services - 9.5%
66,796	AtriCure, Inc.*	1,611,120
62,698	Encompass Health Corp.	5,227,759
48,446	Ensign Group, Inc.	5,734,069
63,325	Haemonetics Corp.*	5,822,734
55,866	HealthEquity, Inc.*	4,408,386
10,902	Inspire Medical Systems, Inc.*	2,634,577
28,953	iRhythm Technologies, Inc.*	3,172,670
114,970	Option Care Health, Inc.*	3,436,453
93,513	RadNet, Inc.*	4,535,380
19,238	TransMedics Group, Inc.*	1,810,873
		38,394,021
	Household & Personal Products - 2.0%
53,406	BellRing Brands, Inc.*	2,946,409
33,082	elf Beauty, Inc.*	5,376,818
		8,323,227
	Insurance - 0.6%
23,216	Selective Insurance Group, Inc.	2,359,906
	Materials - 4.2%
28,049	ATI, Inc.*	1,689,455
108,031	Axalta Coating Systems Ltd.*	3,396,495
64,065	Cabot Corp.	5,844,650
45,843	FMC Corp.	2,705,195
47,006	Louisiana-Pacific Corp.	3,440,369
		17,076,164
	Media & Entertainment - 1.0%
287,433	Eventbrite, Inc. Class A*	1,517,646
156,390	ZoomInfo Technologies, Inc.*	2,480,346
		3,997,992
	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
57,991	Akero Therapeutics, Inc.*	1,153,441
134,374	Alkermes PLC*	3,297,538
141,584	Amicus Therapeutics, Inc.*	1,414,424
33,448	Apellis Pharmaceuticals, Inc.*	1,478,067
30,895	Apogee Therapeutics, Inc.*(1)	1,554,019
26,063	Arcturus Therapeutics Holdings, Inc.*	666,431
25,707	Avidity Biosciences, Inc.*	620,310
29,429	Axsome Therapeutics, Inc.*	2,170,683
34,780	Blueprint Medicines Corp.*	3,176,805
27,109	Boundless Bio, Inc.*(1)	268,379
37,581	Bridgebio Pharma, Inc.*	962,825
43,868	Cabaletta Bio, Inc.*	466,975
59,924	Celldex Therapeutics, Inc.*	2,242,356
58,536	Crinetics Pharmaceuticals, Inc.*	2,565,048
224,648	Cytek Biosciences, Inc.*	1,350,134

The accompanying notes are an integral part of these financial statements.
37

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 13.0% - (continued)
44,762	Cytokinetics, Inc.*	$ 2,744,806
61,385	Denali Therapeutics, Inc.*	947,784
641,116	Geron Corp.*	2,519,586
21,192	Intellia Therapeutics, Inc.*	453,509
53,498	Intra-Cellular Therapies, Inc.*	3,841,691
44,211	Ionis Pharmaceuticals, Inc.*	1,824,146
39,223	Kymera Therapeutics, Inc.*	1,318,677
21,848	Kyverna Therapeutics, Inc.*(1)	330,779
13,281	MoonLake Immunotherapeutics*(1)	543,326
37,633	Morphic Holding, Inc.*	1,026,252
8,766	Nuvalent, Inc. Class A*	603,802
31,044	Prothena Corp. PLC*	631,435
92,291	REVOLUTION Medicines, Inc.*	3,440,608
76,195	Rocket Pharmaceuticals, Inc.*	1,639,716
25,100	Structure Therapeutics, Inc. ADR*	989,944
36,851	Ultragenyx Pharmaceutical, Inc.*	1,567,642
62,394	Vaxcyte, Inc.*	3,777,957
55,726	Veracyte, Inc.*	1,090,558
		52,679,653
	Semiconductors & Semiconductor Equipment - 4.8%
8,889	Axcelis Technologies, Inc.*	920,189
16,454	Cirrus Logic, Inc.*	1,457,331
77,040	Credo Technology Group Holding Ltd.*	1,376,705
45,855	FormFactor, Inc.*	2,044,674
30,034	MKS Instruments, Inc.	3,573,445
20,959	Onto Innovation, Inc.*	3,887,685
40,105	Power Integrations, Inc.	2,675,806
43,493	Rambus, Inc.*	2,384,286
59,518	SMART Global Holdings, Inc.*	1,087,394
		19,407,515
	Software & Services - 13.6%
36,007	Agilysys, Inc.*	2,990,381
48,217	Alarm.com Holdings, Inc.*	3,206,430
40,007	Altair Engineering, Inc. Class A*	3,218,563
16,866	Appfolio, Inc. Class A*	3,824,871
57,642	Blackbaud, Inc.*	4,491,465
32,176	Braze, Inc. Class A*	1,348,174
177,539	CCC Intelligent Solutions Holdings, Inc.*	1,991,988
78,357	Clearwater Analytics Holdings, Inc. Class A*	1,236,473
47,746	DoubleVerify Holdings, Inc.*	1,398,958
18,826	Five9, Inc.*	1,083,813
148,072	Grid Dynamics Holdings, Inc.*	1,446,663
23,954	Guidewire Software, Inc.*	2,644,522
75,803	Intapp, Inc.*	2,343,829
121,601	Jamf Holding Corp.*	2,367,571
2,521	MicroStrategy, Inc. Class A*	2,684,941
32,204	Perficient, Inc.*	1,521,961
91,811	PowerSchool Holdings, Inc. Class A*	1,590,167
12,373	Rapid7, Inc.*	554,310
53,711	Sprout Social, Inc. Class A*	2,709,720
18,815	SPS Commerce, Inc.*	3,271,364
114,371	Squarespace, Inc. Class A*	3,986,973
59,174	Varonis Systems, Inc.*	2,588,863
87,010	Verint Systems, Inc.*	2,634,663
		55,136,663
	Technology Hardware & Equipment - 5.5%
30,517	Fabrinet *	5,281,577
22,567	Insight Enterprises, Inc.*	4,120,057
5,978	Littelfuse, Inc.	1,378,766
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Technology Hardware & Equipment - 5.5% - (continued)
16,939	Novanta, Inc.*		$ 2,650,954
10,164	Super Micro Computer, Inc.*		8,728,843
			22,160,197
	Total Common Stocks (cost $316,488,957)		$ 400,425,569
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
5,709	iShares Russell 2000 Growth ETF (1)		$ 1,429,077
	Total Exchange-Traded Funds (cost $1,507,861)		$ 1,429,077
	Total Long-Term Investments (cost $317,996,818)		$ 401,854,646
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.3%
$ 1,105,873	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,106,036; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $1,127,999		$ 1,105,873
	Securities Lending Collateral - 0.7%
445,360	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		445,360
1,484,534	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		1,484,534
445,360	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		445,360
445,360	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		445,360
			2,820,614
	Total Short-Term Investments (cost $3,926,487)		$ 3,926,487
	Total Investments (cost $321,923,305)	100.1%	$ 405,781,133
	Other Assets and Liabilities	(0.1)%	(535,116)
	Total Net Assets	100.0%	$ 405,246,017
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
38

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 8,233,351	$ 8,233,351	$ —	$ —
Banks	4,570,133	4,570,133	—	—
Capital Goods	60,356,330	60,356,330	—	—
Commercial & Professional Services	21,312,811	21,312,811	—	—
Consumer Discretionary Distribution & Retail	11,784,273	11,784,273	—	—
Consumer Durables & Apparel	20,113,474	20,113,474	—	—
Consumer Services	11,715,416	11,715,416	—	—
Energy	18,779,897	18,779,897	—	—
Equity Real Estate Investment Trusts (REITs)	5,910,587	5,910,587	—	—
Financial Services	14,252,375	14,252,375	—	—
Food, Beverage & Tobacco	3,861,584	3,861,584	—	—
Health Care Equipment & Services	38,394,021	38,394,021	—	—
Household & Personal Products	8,323,227	8,323,227	—	—
Insurance	2,359,906	2,359,906	—	—
Materials	17,076,164	17,076,164	—	—
Media & Entertainment	3,997,992	3,997,992	—	—
Pharmaceuticals, Biotechnology & Life Sciences	52,679,653	52,679,653	—	—
Semiconductors & Semiconductor Equipment	19,407,515	19,407,515	—	—
Software & Services	55,136,663	55,136,663	—	—
Technology Hardware & Equipment	22,160,197	22,160,197	—	—
Exchange-Traded Funds	1,429,077	1,429,077	—	—
Short-Term Investments	3,926,487	2,820,614	1,105,873	—
Total	$ 405,781,133	$ 404,675,260	$ 1,105,873	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
39

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Automobiles & Components - 2.1%
63,380	Phinia, Inc.	$ 2,471,820
	Banks - 15.1%
47,588	Bank OZK	2,124,804
94,314	Cadence Bank	2,609,668
86,111	Columbia Banking System, Inc.	1,619,748
92,895	First Hawaiian, Inc.	1,959,156
70,625	First Interstate BancSystem, Inc. Class A	1,885,688
137,163	FNB Corp.	1,829,754
91,947	Home BancShares, Inc.	2,177,305
83,475	Pacific Premier Bancorp, Inc.	1,794,713
81,741	Sandy Spring Bancorp, Inc.	1,671,603
		17,672,439
	Capital Goods - 7.0%
47,320	Air Lease Corp.	2,377,357
74,367	Kennametal, Inc.	1,749,855
96,153	REV Group, Inc.	2,101,905
62,173	Spirit AeroSystems Holdings, Inc. Class A*	1,989,536
		8,218,653
	Commercial & Professional Services - 4.6%
127,254	CoreCivic, Inc.*	1,896,084
62,417	Loomis AB	1,595,176
74,439	MillerKnoll, Inc.	1,892,984
		5,384,244
	Consumer Durables & Apparel - 7.7%
23,722	Carter's, Inc.	1,622,822
16,779	Helen of Troy Ltd.*	1,555,581
34,100	Kontoor Brands, Inc.	2,116,246
54,425	Steven Madden Ltd.	2,199,314
31,067	Sturm Ruger & Co., Inc.	1,436,228
		8,930,191
	Consumer Services - 6.1%
35,993	Adtalem Global Education, Inc.*	1,785,973
27,756	Cracker Barrel Old Country Store, Inc.(1)	1,615,122
37,454	H&R Block, Inc.	1,768,952
28,854	Monarch Casino & Resort, Inc.	1,955,435
		7,125,482
	Energy - 4.9%
61,555	ChampionX Corp.	2,066,401
98,889	DMC Global, Inc.*	1,567,391
222,191	Select Water Solutions, Inc.	2,053,045
		5,686,837
	Equity Real Estate Investment Trusts (REITs) - 3.7%
145,174	Pebblebrook Hotel Trust REIT	2,109,378
313,466	Piedmont Office Realty Trust, Inc. Class A, REIT	2,159,781
		4,269,159
	Financial Services - 8.9%
66,255	Bread Financial Holdings, Inc.	2,445,472
124,010	Navient Corp.	1,862,630
52,173	PROG Holdings, Inc.	1,734,231
81,659	Radian Group, Inc.	2,439,154
167,353	Rithm Capital Corp. REIT	1,860,965
		10,342,452
	Health Care Equipment & Services - 5.0%
31,503	Globus Medical, Inc. Class A*	1,568,535
58,225	Omnicell, Inc.*	1,561,012
51,689	Premier, Inc. Class A	1,079,266
199,939	Veradigm, Inc.*	1,597,513
		5,806,326
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Household & Personal Products - 2.8%
43,788	Edgewell Personal Care Co.	$ 1,647,305
55,149	Energizer Holdings, Inc.	1,583,879
		3,231,184
	Insurance - 6.4%
32,078	Kemper Corp.	1,870,468
245,946	Lancashire Holdings Ltd.	1,874,664
130,517	ProAssurance Corp.*	1,743,707
171,713	SiriusPoint Ltd.*	2,022,779
		7,511,618
	Materials - 3.8%
25,514	Kaiser Aluminum Corp.	2,308,762
116,982	Mativ Holdings, Inc.	2,136,091
		4,444,853
	Media & Entertainment - 1.3%
348,741	National CineMedia, Inc.*(1)	1,492,611
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
47,118	Halozyme Therapeutics, Inc.*	1,795,196
63,270	Pacira BioSciences, Inc.*	1,660,837
		3,456,033
	Semiconductors & Semiconductor Equipment - 3.9%
52,216	Ichor Holdings Ltd.*	2,024,936
33,918	Silicon Motion Technology Corp. ADR	2,503,488
		4,528,424
	Software & Services - 6.2%
150,272	Adeia, Inc.	1,478,677
20,488	InterDigital, Inc.	2,022,780
166,108	NCR Voyix Corp.*	2,034,823
166,989	Xperi, Inc.*	1,755,054
		7,291,334
	Utilities - 3.5%
33,386	Spire, Inc.	2,062,921
78,478	UGI Corp.	2,005,898
		4,068,819
	Total Common Stocks (cost $99,418,125)	$ 111,932,479
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
22,673	iShares Russell 2000 Value ETF	$ 3,379,184
	Total Exchange-Traded Funds (cost $3,389,669)	$ 3,379,184
	Total Long-Term Investments (cost $102,807,794)	$ 115,311,663
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.2%
$ 263,685	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $263,724; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $268,963	$ 263,685
	Securities Lending Collateral - 0.8%
134,788	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	134,788
449,296	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	449,296

The accompanying notes are an integral part of these financial statements.
40

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
134,789	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		$ 134,789
134,789	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		134,789
			853,662
	Total Short-Term Investments (cost $1,117,347)		$ 1,117,347
	Total Investments (cost $103,925,141)	99.9%	$ 116,429,010
	Other Assets and Liabilities	0.1%	174,130
	Total Net Assets	100.0%	$ 116,603,140
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,471,820	$ 2,471,820	$ —	$ —
Banks	17,672,439	17,672,439	—	—
Capital Goods	8,218,653	8,218,653	—	—
Commercial & Professional Services	5,384,244	3,789,068	1,595,176	—
Consumer Durables & Apparel	8,930,191	8,930,191	—	—
Consumer Services	7,125,482	7,125,482	—	—
Energy	5,686,837	5,686,837	—	—
Equity Real Estate Investment Trusts (REITs)	4,269,159	4,269,159	—	—
Financial Services	10,342,452	10,342,452	—	—
Health Care Equipment & Services	5,806,326	5,806,326	—	—
Household & Personal Products	3,231,184	3,231,184	—	—
Insurance	7,511,618	7,511,618	—	—
Materials	4,444,853	4,444,853	—	—
Media & Entertainment	1,492,611	1,492,611	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,456,033	3,456,033	—	—
Semiconductors & Semiconductor Equipment	4,528,424	4,528,424	—	—
Software & Services	7,291,334	7,291,334	—	—
Utilities	4,068,819	4,068,819	—	—
Exchange-Traded Funds	3,379,184	3,379,184	—	—
Short-Term Investments	1,117,347	853,662	263,685	—
Total	$ 116,429,010	$ 114,570,149	$ 1,858,861	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Company Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.8%
43,113	Visteon Corp.*	$ 4,769,591
	Banks - 1.0%
221,569	Cadence Bank	6,130,814
	Capital Goods - 17.7%
24,818	Acuity Brands, Inc.	6,162,310
139,753	Ameresco, Inc. Class A*	2,925,030
90,136	Applied Industrial Technologies, Inc.	16,517,422
326,320	AZEK Co., Inc.*	14,893,245
40,537	Comfort Systems USA, Inc.	12,542,553
46,203	Curtiss-Wright Corp.	11,708,764
346,884	Fluor Corp.*	13,989,832
38,687	Middleby Corp.*	5,376,332
107,717	NEXTracker, Inc. Class A*	4,609,211
146,659	Rush Enterprises, Inc. Class A	6,441,263
395,224	Shoals Technologies Group, Inc. Class A*	3,339,643
323,001	Zurn Elkay Water Solutions Corp.	10,103,471
		108,609,076
	Commercial & Professional Services - 7.1%
207,640	Aris Water Solutions, Inc. Class A	2,913,189
78,671	Casella Waste Systems, Inc. Class A*	7,111,859
354,553	ExlService Holdings, Inc.*	10,282,037
77,946	TriNet Group, Inc.	7,823,440
660,176	Verra Mobility Corp.*	15,566,950
		43,697,475
	Consumer Discretionary Distribution & Retail - 2.8%
45,614	Abercrombie & Fitch Co. Class A*	5,543,013
54,959	Boot Barn Holdings, Inc.*	5,851,485
144,828	Global-e Online Ltd.*	4,856,083
26,907	Tory Burch LLC*(1)(2)	1,224,827
		17,475,408
	Consumer Durables & Apparel - 3.2%
42,330	Crocs, Inc.*	5,264,582
130,540	Skyline Champion Corp.*	9,789,195
123,675	YETI Holdings, Inc.*	4,417,671
		19,471,448
	Consumer Services - 5.4%
121,917	Boyd Gaming Corp.	6,523,779
14,082	Duolingo, Inc.*	3,179,012
351,425	European Wax Center, Inc. Class A*	4,132,758
784,553	Genius Sports Ltd.*	3,954,147
159,192	H&R Block, Inc.	7,518,638
20,736	Wingstop, Inc.	7,979,005
		33,287,339
	Energy - 5.7%
181,740	Cactus, Inc. Class A	9,021,573
44,467	Chord Energy Corp.	7,869,770
131,429	Seadrill Ltd.*	6,380,878
306,481	Viper Energy, Inc.	11,695,315
		34,967,536
	Equity Real Estate Investment Trusts (REITs) - 2.9%
224,090	Phillips Edison & Co., Inc. REIT	7,327,743
98,052	Ryman Hospitality Properties, Inc. REIT	10,342,525
		17,670,268
	Financial Services - 2.2%
250,167	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,256,677
76,534	PJT Partners, Inc. Class A	7,231,697
		13,488,374
	Health Care Equipment & Services - 11.5%
76,553	Acadia Healthcare Co., Inc.*	5,660,329
51,430	Glaukos Corp.*	4,937,280
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 11.5% - (continued)
106,866	Haemonetics Corp.*	$ 9,826,329
82,124	HealthEquity, Inc.*	6,480,405
260,084	Hims & Hers Health, Inc.*	3,258,853
104,265	Inari Medical, Inc.*	3,893,255
35,730	Inspire Medical Systems, Inc.*	8,634,512
274,146	PROCEPT BioRobotics Corp.*	14,524,255
27,813	Shockwave Medical, Inc.*	9,183,574
41,779	TransMedics Group, Inc.*	3,932,657
		70,331,449
	Household & Personal Products - 2.7%
100,399	elf Beauty, Inc.*	16,317,849
	Insurance - 1.1%
556,934	SiriusPoint Ltd.*	6,560,682
	Materials - 3.0%
822,812	Arcadium Lithium PLC*	3,620,373
162,588	Cabot Corp.	14,832,903
		18,453,276
	Media & Entertainment - 3.3%
194,407	Cargurus, Inc.*	4,366,381
184,917	Criteo SA ADR*	6,479,492
878,276	Eventbrite, Inc. Class A*	4,637,297
90,350	Ziff Davis, Inc.*	4,527,439
		20,010,609
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
105,473	Akero Therapeutics, Inc.*	2,097,858
48,022	Apellis Pharmaceuticals, Inc.*	2,122,092
63,944	Apogee Therapeutics, Inc.*	3,216,383
62,361	Arcturus Therapeutics Holdings, Inc.*	1,594,571
51,851	Avidity Biosciences, Inc.*	1,251,165
52,321	Blueprint Medicines Corp.*	4,779,000
118,943	Celldex Therapeutics, Inc.*	4,450,847
68,675	Crinetics Pharmaceuticals, Inc.*	3,009,338
73,578	Cytokinetics, Inc.*	4,511,803
597,443	Geron Corp.*	2,347,951
238,720	Immatics NV*	2,370,490
43,334	Immunocore Holdings PLC ADR*	2,560,173
60,851	Intellia Therapeutics, Inc.*	1,302,211
73,921	Intra-Cellular Therapies, Inc.*	5,308,267
58,164	Kymera Therapeutics, Inc.*	1,955,474
85,596	Longboard Pharmaceuticals, Inc.*(3)	1,823,195
44,792	Merus NV*	2,011,609
53,738	Morphic Holding, Inc.*	1,465,435
104,300	Nurix Therapeutics, Inc.*	1,253,686
39,767	Prothena Corp. PLC*	808,861
74,060	PTC Therapeutics, Inc.*	2,381,029
169,955	REVOLUTION Medicines, Inc.*	6,335,922
201,488	Rocket Pharmaceuticals, Inc.*	4,336,022
39,747	Structure Therapeutics, Inc. ADR*	1,567,622
160,794	Syndax Pharmaceuticals, Inc.*	3,397,577
83,515	Vaxcyte, Inc.*	5,056,833
118,834	Verona Pharma PLC ADR*	1,835,985
		75,151,399
	Semiconductors & Semiconductor Equipment - 2.7%
46,375	MKS Instruments, Inc.	5,517,697
36,121	SiTime Corp.*	3,219,104
58,572	Synaptics, Inc.*	5,269,137
17,932	Universal Display Corp.	2,832,897
		16,838,835
	Software & Services - 10.5%
332,921	Clearwater Analytics Holdings, Inc. Class A*	5,253,493
40,308	CyberArk Software Ltd.*	9,643,689
278,896	DoubleVerify Holdings, Inc.*	8,171,653
101,303	Five9, Inc.*	5,832,014

The accompanying notes are an integral part of these financial statements.
42

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 10.5% - (continued)
91,261	Intapp, Inc.*		$ 2,821,790
364,263	Jamf Holding Corp.*		7,092,201
28,080	Manhattan Associates, Inc.*		5,786,165
431,545	PowerSchool Holdings, Inc. Class A*		7,474,359
124,721	Sprout Social, Inc. Class A*		6,292,174
163,817	Squarespace, Inc. Class A*		5,710,661
			64,078,199
	Technology Hardware & Equipment - 2.7%
71,689	Calix, Inc.*		1,987,936
52,266	ePlus, Inc.*		4,018,210
17,687	Fabrinet *		3,061,089
50,037	Novanta, Inc.*		7,830,791
			16,898,026
	Total Common Stocks (cost $522,293,479)		$ 604,207,653
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
14,592	iShares Russell 2000 Growth ETF (3)		$ 3,652,670
	Total Exchange-Traded Funds (cost $3,629,704)		$ 3,652,670
	Total Long-Term Investments (cost $525,923,183)		$ 607,860,323
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
$ 1,174,141	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,174,314; collateralized by U.S. Treasury Note at 3.13%, maturing 08/31/2029, with a market value of $1,197,683		$ 1,174,141
	Securities Lending Collateral - 0.6%
578,937	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		578,937
1,929,791	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		1,929,791
578,937	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		578,937
578,937	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		578,937
			3,666,602
	Total Short-Term Investments (cost $4,840,743)		$ 4,840,743
	Total Investments (cost $530,763,926)	100.0%	$ 612,701,066
	Other Assets and Liabilities	(0.0)%	(101,131)
	Total Net Assets	100.0%	$ 612,599,935
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,224,827 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,224,827

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
43

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,769,591	$ 4,769,591	$ —	$ —
Banks	6,130,814	6,130,814	—	—
Capital Goods	108,609,076	108,609,076	—	—
Commercial & Professional Services	43,697,475	43,697,475	—	—
Consumer Discretionary Distribution & Retail	17,475,408	16,250,581	—	1,224,827
Consumer Durables & Apparel	19,471,448	19,471,448	—	—
Consumer Services	33,287,339	33,287,339	—	—
Energy	34,967,536	34,967,536	—	—
Equity Real Estate Investment Trusts (REITs)	17,670,268	17,670,268	—	—
Financial Services	13,488,374	13,488,374	—	—
Health Care Equipment & Services	70,331,449	70,331,449	—	—
Household & Personal Products	16,317,849	16,317,849	—	—
Insurance	6,560,682	6,560,682	—	—
Materials	18,453,276	18,453,276	—	—
Media & Entertainment	20,010,609	20,010,609	—	—
Pharmaceuticals, Biotechnology & Life Sciences	75,151,399	75,151,399	—	—
Semiconductors & Semiconductor Equipment	16,838,835	16,838,835	—	—
Software & Services	64,078,199	64,078,199	—	—
Technology Hardware & Equipment	16,898,026	16,898,026	—	—
Exchange-Traded Funds	3,652,670	3,652,670	—	—
Short-Term Investments	4,840,743	3,666,602	1,174,141	—
Total	$ 612,701,066	$ 610,302,098	$ 1,174,141	$ 1,224,827

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
44

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
45

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 5,772,387,047	$ 9,605,816,524	$ 16,623,210,326	$ 5,033,925,930	$ 4,811,440,806	$ 1,051,945,321
Repurchase agreements	21,816,909	20,492,028	93,230,984	5,603,391	14,457,409	2,719,031
Cash	86,085,823	80,043,354	364,536,232	21,979,693	56,584,706	10,654,502
Cash collateral due from broker on futures contracts	3,787,800	—	—	—	—	—
Cash collateral held for securities on loan	993,495	555,521	6,022,306	—	3	—
Foreign currency	1,857,746	—	2,139,903	418	—	424,643
Receivables:
Investment securities sold	35,780,813	—	43,109,978	—	16,702,576	3,253,395
Fund shares sold	1,021,235	13,980,681	25,070,307	4,030,382	3,813,518	260,830
Dividends and interest	2,606,080	6,269,945	7,914,486	2,337,715	255,307	527,443
Securities lending income	5,287	1,544	107,157	5,812	488	103
Tax reclaims	554,267	—	6,690,030	2,421,937	55,282	440,304
Other assets	88,289	163,829	241,045	105,768	118,728	84,512
Total assets	5,926,984,791	9,727,323,426	17,172,272,754	5,070,411,046	4,903,428,823	1,070,310,084
Liabilities:
Obligation to return securities lending collateral	19,869,898	11,110,418	120,446,122	—	63	—
Payables:
Investment securities purchased	52,450,250	—	56,797,503	13,575,000	18,212,028	3,381,395
Fund shares redeemed	4,607,228	11,066,852	15,261,457	6,449,211	5,571,202	864,638
Investment management fees	3,273,009	2,685,664	8,328,543	2,570,972	2,912,659	764,875
Transfer agent fees	1,705,555	1,908,222	2,958,628	1,188,080	1,198,195	427,056
Accounting services fees	144,017	237,927	400,778	137,020	107,861	33,395
Chief Compliance Officer fees	6,689	10,857	18,218	5,592	5,570	1,312
Board of Directors' fees	18,390	31,583	49,616	18,872	11,341	4,873
Variation margin on futures contracts	1,284,007	—	—	—	—	—
Distribution fees	160,359	119,318	199,027	78,812	106,619	29,323
Accrued expenses	164,157	244,517	339,461	124,622	124,876	55,838
Total liabilities	83,683,559	27,415,358	204,799,353	24,148,181	28,250,414	5,562,705
Net assets	$ 5,843,301,232	$ 9,699,908,068	$ 16,967,473,401	$ 5,046,262,865	$ 4,875,178,409	$ 1,064,747,379
Summary of Net Assets:
Capital stock and paid-in-capital	$ 4,322,032,563	$ 4,910,014,001	$ 10,670,713,116	$ 3,979,682,837	$ 3,969,849,015	$ 749,670,018
Distributable earnings (loss)	1,521,268,669	4,789,894,067	6,296,760,285	1,066,580,028	905,329,394	315,077,361
Net assets	$ 5,843,301,232	$ 9,699,908,068	$ 16,967,473,401	$ 5,046,262,865	$ 4,875,178,409	$ 1,064,747,379
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 40.52	$ 49.32	$ 34.04	$ 20.16	$ 47.00	$ 37.70
Maximum offering price per share	42.88	52.19	36.02	21.33	49.74	39.89
Shares outstanding	109,767,196	35,369,748	142,490,022	90,531,903	56,619,477	17,746,186
Net Assets	$ 4,447,474,337	$ 1,744,472,555	$ 4,850,316,303	$ 1,824,754,963	$ 2,660,978,579	$ 668,943,518
Class C: Net asset value per share	$ 25.21	$ 44.19	$ 32.46	$ 20.03	$ 11.70	$ 26.09
Shares outstanding	2,486,978	8,494,975	5,918,458	4,845,853	8,323,026	1,514,886
Net Assets	$ 62,690,617	$ 375,396,670	$ 192,142,635	$ 97,082,085	$ 97,360,101	$ 39,528,294
Class I: Net asset value per share	$ 40.84	$ 49.48	$ 33.82	$ 19.97	$ 52.25	$ 41.16
Shares outstanding	12,313,483	60,515,860	121,694,992	73,037,165	20,346,710	6,030,373
Net Assets	$ 502,881,303	$ 2,994,425,516	$ 4,115,327,497	$ 1,458,903,017	$ 1,063,044,741	$ 248,204,438
Class R3: Net asset value per share	$ 46.97	$ 50.15	$ 34.69	$ 20.22	$ 46.06	$ 38.37
Shares outstanding	612,781	1,035,958	1,473,920	1,248,713	620,799	533,973
Net Assets	$ 28,781,643	$ 51,954,930	$ 51,133,846	$ 25,242,896	$ 28,591,258	$ 20,486,787
Class R4: Net asset value per share	$ 49.60	$ 51.16	$ 35.01	$ 20.25	$ 52.00	$ 41.99
Shares outstanding	559,484	2,852,628	2,556,909	2,083,792	864,028	300,473
Net Assets	$ 27,751,077	$ 145,931,371	$ 89,527,337	$ 42,203,015	$ 44,929,860	$ 12,617,187
The accompanying notes are an integral part of these financial statements.
46

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5: Net asset value per share	$ 50.99	$ 49.94	$ 35.20	$ 20.40	$ 57.43	$ 45.50
Shares outstanding	402,471	2,349,411	4,584,635	2,657,934	124,457	114,248
Net Assets	$ 20,520,931	$ 117,320,305	$ 161,357,875	$ 54,234,030	$ 7,147,721	$ 5,198,648
Class R6: Net asset value per share	$ 51.42	$ 50.17	$ 35.19	$ 20.48	$ 59.31	$ 46.58
Shares outstanding	507,972	24,592,262	26,253,957	9,363,062	465,382	125,747
Net Assets	$ 26,117,685	$ 1,233,895,613	$ 924,003,287	$ 191,743,334	$ 27,603,317	$ 5,857,251
Class Y: Net asset value per share	$ 51.48	$ 50.17	$ 35.20	$ 20.49	$ 59.05	$ 46.36
Shares outstanding	497,520	9,135,688	14,682,924	5,935,078	1,592,407	730,683
Net Assets	$ 25,610,043	$ 458,315,320	$ 516,836,489	$ 121,584,680	$ 94,034,359	$ 33,877,790
Class F: Net asset value per share	$ 40.83	$ 49.51	$ 33.79	$ 19.97	$ 52.75	$ 41.51
Shares outstanding	17,181,635	52,069,266	179,568,550	61,607,701	16,140,919	723,565
Net Assets	$ 701,473,596	$ 2,578,195,788	$ 6,066,828,132	$ 1,230,514,845	$ 851,488,473	$ 30,033,466
Cost of investments	$ 4,556,274,052	$ 5,382,120,997	$ 11,436,737,869	$ 4,163,292,349	$ 3,375,851,767	$ 722,930,879
Cost of foreign currency	$ 1,933,020	$ —	$ 2,139,014	$ 427	$ —	$ 435,269
(1) Includes Investment in securities on loan, at market value	$ 18,898,047	$ 10,511,825	$ 114,553,009	$ —	$ 27	$ —
The accompanying notes are an integral part of these financial statements.
47

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 6,022,741,962	$ 1,002,642,045	$ 404,675,260	$ 116,165,325	$ 611,526,925
Repurchase agreements	1,115,879	291,825	1,105,873	263,685	1,174,141
Cash	4,365,277	1,121,934	4,328,988	1,032,076	4,609,262
Cash collateral held for securities on loan	654,603	604,618	148,453	44,930	192,979
Receivables:
From affiliates	—	—	—	4,032	—
Investment securities sold	15,289,850	13,446,041	1,626,850	—	—
Fund shares sold	3,780,214	1,059,098	32,899	57,477	434,496
Dividends and interest	1,374,106	397,960	21,803	55,767	25,925
Securities lending income	8,562	3,612	4,594	285	2,263
Other assets	110,139	97,081	72,764	62,669	70,276
Total assets	6,049,440,592	1,019,664,214	412,017,484	117,686,246	618,036,267
Liabilities:
Obligation to return securities lending collateral	13,092,060	12,092,360	2,969,067	898,592	3,859,581
Payables:
Investment securities purchased	13,253,849	8,157,434	2,812,702	—	—
Fund shares redeemed	12,661,963	1,287,911	492,118	50,934	862,924
Investment management fees	3,654,357	576,518	267,985	67,865	419,783
Transfer agent fees	1,541,694	216,973	179,064	44,354	193,981
Accounting services fees	172,880	27,235	13,767	3,023	18,799
Chief Compliance Officer fees	7,072	1,107	473	131	722
Board of Directors' fees	25,310	3,079	1,609	388	2,062
Distribution fees	95,877	15,493	6,069	1,750	11,426
Accrued expenses	292,443	65,552	28,613	16,069	67,054
Total liabilities	44,797,505	22,443,662	6,771,467	1,083,106	5,436,332
Net assets	$ 6,004,643,087	$ 997,220,552	$ 405,246,017	$ 116,603,140	$ 612,599,935
Summary of Net Assets:
Capital stock and paid-in-capital	$ 4,353,495,416	$ 833,887,486	$ 318,320,171	$ 106,706,199	$ 667,286,701
Distributable earnings (loss)	1,651,147,671	163,333,066	86,925,846	9,896,941	(54,686,766)
Net assets	$ 6,004,643,087	$ 997,220,552	$ 405,246,017	$ 116,603,140	$ 612,599,935
Shares authorized	1,105,000,000	485,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 25.45	$ 16.13	$ 40.28	$ 11.37	$ 17.91
Maximum offering price per share	26.93	17.07	42.62	12.03	18.95
Shares outstanding	85,089,886	25,991,011	3,946,295	4,510,287	16,963,518
Net Assets	$ 2,165,139,510	$ 419,317,653	$ 158,971,645	$ 51,263,590	$ 303,753,245
Class C: Net asset value per share	$ 12.88	$ 11.64	$ 20.94	$ 9.50	$ 8.08
Shares outstanding	9,571,392	396,736	76,259	139,010	257,267
Net Assets	$ 123,317,195	$ 4,619,203	$ 1,596,813	$ 1,320,904	$ 2,079,194
Class I: Net asset value per share	$ 27.12	$ 16.37	$ 44.03	$ 11.39	$ 19.94
Shares outstanding	38,303,350	2,635,433	1,158,454	1,618,950	1,202,819
Net Assets	$ 1,038,792,782	$ 43,148,588	$ 51,001,410	$ 18,440,101	$ 23,978,480
Class R3: Net asset value per share	$ 29.63	$ 17.29	$ 38.91	$ 11.94	$ 20.18
Shares outstanding	1,897,336	388,779	133,421	54,227	524,662
Net Assets	$ 56,218,793	$ 6,722,386	$ 5,191,873	$ 647,664	$ 10,588,874
Class R4: Net asset value per share	$ 32.06	$ 17.89	$ 42.82	$ 12.15	$ 22.62
Shares outstanding	1,649,012	272,712	183,782	12,824	347,792
Net Assets	$ 52,866,553	$ 4,879,481	$ 7,869,880	$ 155,808	$ 7,867,427
Class R5: Net asset value per share	$ 33.98	$ 18.23	$ 47.16	$ 12.11	$ 25.01
Shares outstanding	1,594,157	129,477	320,377	174,991	96,026
Net Assets	$ 54,174,964	$ 2,360,352	$ 15,110,223	$ 2,119,071	$ 2,401,319
Class R6: Net asset value per share	$ 34.69	$ 16.37	$ 48.42	$ 12.10	$ 25.91
Shares outstanding	11,287,178	8,855	686,574	777,533	372,255
Net Assets	$ 391,497,478	$ 144,977	$ 33,243,844	$ 9,409,254	$ 9,646,131
The accompanying notes are an integral part of these financial statements.
48

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 34.54	$ 18.29	$ 48.31	$ 12.08	$ 25.76
Shares outstanding	8,719,172	387,917	2,168,176	272,953	167,473
Net Assets	$ 301,141,724	$ 7,095,180	$ 104,742,186	$ 3,296,989	$ 4,314,471
Class F: Net asset value per share	$ 27.36	$ 16.38	$ 44.45	$ 11.37	$ 20.20
Shares outstanding	66,582,524	31,079,850	619,021	2,633,131	12,276,146
Net Assets	$ 1,821,494,088	$ 508,932,732	$ 27,518,143	$ 29,949,759	$ 247,970,794
Cost of investments	$ 4,463,722,373	$ 847,514,930	$ 321,923,305	$ 103,925,141	$ 530,763,926
(1) Includes Investment in securities on loan, at market value	$ 12,701,124	$ 11,440,645	$ 2,835,026	$ 864,262	$ 3,703,453
The accompanying notes are an integral part of these financial statements.
49

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 44,771,801	$ 57,254,240	$ 200,998,860	$ 86,960,860	$ 7,075,272	$ 5,935,202
Interest	3,875,402	847,875	8,720,750	1,977,810	1,603,977	313,464
Securities lending — net	78,953	1,544	294,793	40,673	253,860	1,054
Foreign withholding tax reclaims	—	—	331,370	—	—	—
Less: Foreign tax withheld	(445,354)	—	(3,054,292)	(1,391,771)	—	(94,117)
Total investment income, net	48,280,802	58,103,659	207,291,481	87,587,572	8,933,109	6,155,603
Expenses:
Investment management fees	19,567,213	15,871,828	48,720,006	15,565,779	16,699,673	4,889,565
Transfer agent fees
Class A	2,263,170	697,376	1,911,557	738,607	1,194,586	406,545
Class C	52,872	183,943	96,880	58,545	73,726	40,987
Class I	215,870	1,437,275	1,860,648	785,948	461,760	139,745
Class R3	29,647	58,717	54,457	27,123	32,031	22,914
Class R4	20,448	102,256	67,193	35,390	33,622	10,021
Class R5	11,350	70,649	84,884	36,120	4,284	2,996
Class R6	497	15,291	15,943	3,056	640	523
Class Y	12,295	205,252	256,729	50,113	40,001	20,925
Class F	2,597	16,410	23,506	6,616	7,121	358
Distribution fees
Class A	5,537,909	2,087,075	5,891,128	2,275,109	3,186,883	841,650
Class C	334,834	1,974,334	942,773	522,004	520,155	228,772
Class R3	72,665	135,500	127,060	62,176	79,554	52,930
Class R4	34,607	176,984	107,397	52,206	59,150	16,549
Custodian fees	12,231	18,021	53,920	10,852	8,509	18,713
Registration and filing fees	68,771	107,130	159,352	117,729	77,809	60,427
Accounting services fees	421,108	684,621	1,158,786	380,686	327,979	92,807
Board of Directors' fees	72,194	117,746	202,265	64,972	55,994	14,311
Chief Compliance Officer fees	6,689	10,857	18,218	5,592	5,570	1,312
Audit and tax fees	16,813	14,644	14,709	14,777	15,992	16,239
Other expenses	258,060	392,391	721,845	245,168	1,744,298	73,026
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,011,840	24,378,300	62,489,256	21,058,568	24,629,337	6,951,315
Transfer agent fee waivers	—	—	(17,121)	—	—	—
Distribution fee reimbursements	(104,562)	(41,711)	(59,827)	(7,792)	(99,742)	(12,059)
Commission recapture	(28,339)	(48,781)	(147,522)	(9,691)	(18,186)	(4,104)
Total waivers, reimbursements and fees paid indirectly	(132,901)	(90,492)	(224,470)	(17,483)	(117,928)	(16,163)
Total expenses	28,878,939	24,287,808	62,264,786	21,041,085	24,511,409	6,935,152
Net Investment Income (Loss)	19,401,863	33,815,851	145,026,695	66,546,487	(15,578,300)	(779,549)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	365,484,756	544,511,239	1,012,417,109	196,260,346	270,140,274	8,953,891
Futures contracts	22,185,152	—	—	—	—	—
Other foreign currency transactions	41,002	—	23,155	3,327	(35,221)	13,707
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	387,710,910	544,511,239	1,012,440,264	196,263,673	270,105,053	8,967,598
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	589,632,837	1,297,321,435	1,395,550,343	360,026,791	991,654,639	158,838,431
Futures contracts	3,536,069	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(30,302)	—	2,217	(31,012)	—	(25,740)
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	593,138,604	1,297,321,435	1,395,552,560	359,995,779	991,654,639	158,812,691
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	980,849,514	1,841,832,674	2,407,992,824	556,259,452	1,261,759,692	167,780,289
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,000,251,377	$ 1,875,648,525	$ 2,553,019,519	$ 622,805,939	$ 1,246,181,392	$ 167,000,740
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 15,990,837	$ 9,823,428	$ 1,241,730	$ 2,019,772	$ 2,127,117
Interest	107,508	161,496	83,862	39,048	133,821
Securities lending — net	30,217	5,180	14,952	1,517	15,406
Less: Foreign tax withheld	(99,461)	(18,795)	—	—	—
Total investment income, net	16,029,101	9,971,309	1,340,544	2,060,337	2,276,344
Expenses:
Investment management fees	22,256,684	3,452,057	1,615,037	407,780	2,514,224
Transfer agent fees
Class A	1,249,196	282,392	175,124	48,590	258,234
Class C	106,169	5,394	1,683	1,926	3,196
Class I	558,149	24,252	25,342	13,915	14,948
Class R3	61,503	6,591	6,001	682	10,572
Class R4	47,846	3,906	6,761	115	6,435
Class R5	35,083	1,254	7,672	1,161	1,698
Class R6	8,548	2	702	168	153
Class Y	171,346	3,814	57,691	1,453	3,140
Class F	27,924	5,261	139	169	2,012
Distribution fees
Class A	2,738,385	515,239	201,265	64,676	383,406
Class C	692,160	25,793	7,356	7,705	12,782
Class R3	146,479	16,311	14,128	1,566	26,718
Class R4	70,801	6,149	10,035	187	10,274
Custodian fees	17,781	2,797	1,658	2,957	9,430
Registration and filing fees	85,971	68,628	57,995	56,600	63,321
Accounting services fees	465,952	79,057	38,903	10,944	53,411
Board of Directors' fees	78,478	12,317	5,144	1,421	7,666
Chief Compliance Officer fees	7,072	1,107	473	131	722
Audit and tax fees	14,860	14,709	14,731	12,149	16,282
Other expenses	434,325	105,209	29,832	14,465	79,250
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,274,712	4,632,239	2,277,672	648,760	3,477,874
Expense waivers	—	—	—	(18,164)	—
Transfer agent fee waivers	—	—	(20,871)	—	—
Distribution fee reimbursements	(35,682)	(4,539)	(8,084)	(1,795)	(7,974)
Commission recapture	(26,028)	(10,551)	(4,739)	(2,802)	(892)
Total waivers, reimbursements and fees paid indirectly	(61,710)	(15,090)	(33,694)	(22,761)	(8,866)
Total expenses	29,213,002	4,617,149	2,243,978	625,999	3,469,008
Net Investment Income (Loss)	(13,183,901)	5,354,160	(903,434)	1,434,338	(1,192,664)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	243,267,172	39,250,710	9,255,318	527,899	17,333,768
Other foreign currency transactions	—	116	—	(13)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	243,267,172	39,250,826	9,255,318	527,886	17,333,768
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	836,137,703	121,113,778	63,114,525	16,165,722	93,795,604
Investments in affiliated investments	66,277,045	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation)	902,414,748	121,113,778	63,114,525	16,165,722	93,795,604
Net Gain (Loss) on Investments and Foreign Currency Transactions	1,145,681,920	160,364,604	72,369,843	16,693,608	111,129,372
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,132,498,019	$ 165,718,764	$ 71,466,409	$ 18,127,946	$ 109,936,708
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 19,401,863	$ 35,545,440	$ 33,815,851	$ 98,043,137
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	387,710,910	(44,658,193)	544,511,239	214,638,853
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	593,138,604	297,400,756	1,297,321,435	357,139,839
Net Increase (Decrease) in Net Assets Resulting from Operations	1,000,251,377	288,288,003	1,875,648,525	669,821,829
Distributions to Shareholders:
Class A	(23,448,592)	(242,164,996)	(45,064,163)	(52,995,084)
Class C	(101,980)	(7,178,623)	(9,438,171)	(13,816,209)
Class I	(3,859,358)	(29,801,322)	(88,335,479)	(133,686,743)
Class R3	(9,179)	(1,411,714)	(1,275,367)	(1,727,395)
Class R4	(90,654)	(1,257,346)	(3,621,776)	(5,257,666)
Class R5	(123,680)	(1,351,241)	(3,914,526)	(5,321,873)
Class R6	(496,992)	(1,166,798)	(35,433,579)	(42,907,817)
Class Y	(103,116)	(3,487,697)	(14,346,066)	(20,188,549)
Class F	(6,109,811)	(41,511,983)	(76,215,055)	(93,707,829)
Total distributions	(34,343,362)	(329,331,720)	(277,644,182)	(369,609,165)
Capital Share Transactions:
Sold	96,149,402	248,910,335	700,130,650	1,521,122,198
Issued on reinvestment of distributions	33,267,617	319,310,254	267,719,209	353,594,768
Redeemed	(496,103,559)	(1,006,203,886)	(1,587,462,544)	(3,118,135,702)
Net increase (decrease) from capital share transactions	(366,686,540)	(437,983,297)	(619,612,685)	(1,243,418,736)
Net Increase (Decrease) in Net Assets	599,221,475	(479,027,014)	978,391,658	(943,206,072)
Net Assets:
Beginning of period	5,244,079,757	5,723,106,771	8,721,516,410	9,664,722,482
End of period	$ 5,843,301,232	$ 5,244,079,757	$ 9,699,908,068	$ 8,721,516,410
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 145,026,695	$ 233,940,858	$ 66,546,487	$ 116,335,420
Net realized gain (loss) on investments and foreign currency transactions	1,012,440,264	49,363,330	196,263,673	284,007,823
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,395,552,560	151,740,638	359,995,779	(457,542,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,553,019,519	435,044,826	622,805,939	(57,199,636)
Distributions to Shareholders:
Class A	(60,366,080)	(258,300,614)	(121,906,498)	(222,546,956)
Class C	(1,836,697)	(9,966,061)	(6,826,529)	(14,852,255)
Class I	(54,394,643)	(230,854,568)	(103,828,588)	(190,487,435)
Class R3	(540,100)	(2,873,582)	(1,617,293)	(3,224,249)
Class R4	(1,032,036)	(5,193,022)	(2,722,355)	(4,607,397)
Class R5	(2,158,108)	(13,397,426)	(4,185,942)	(9,203,985)
Class R6	(12,078,697)	(40,890,461)	(11,821,978)	(13,555,380)
Class Y	(6,861,878)	(41,051,593)	(9,092,505)	(14,227,547)
Class F	(85,311,902)	(328,822,418)	(84,611,992)	(140,609,528)
Total distributions	(224,580,141)	(931,349,745)	(346,613,680)	(613,314,732)
Capital Share Transactions:
Sold	1,676,610,780	3,166,633,761	400,128,112	1,279,665,814
Issued on reinvestment of distributions	215,512,256	886,525,833	335,412,944	591,769,542
Redeemed	(2,034,312,923)	(4,403,636,095)	(808,195,440)	(1,384,892,411)
Net increase (decrease) from capital share transactions	(142,189,887)	(350,476,501)	(72,654,384)	486,542,945
Net Increase (Decrease) in Net Assets	2,186,249,491	(846,781,420)	203,537,875	(183,971,423)
Net Assets:
Beginning of period	14,781,223,910	15,628,005,330	4,842,724,990	5,026,696,413
End of period	$ 16,967,473,401	$ 14,781,223,910	$ 5,046,262,865	$ 4,842,724,990
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (15,578,300)	$ (22,030,102)	$ (779,549)	$ (2,272,181)
Net realized gain (loss) on investments and foreign currency transactions	270,105,053	(206,095,674)	8,967,598	(19,155,864)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	991,654,639	886,590,324	158,812,691	(32,876,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,181,392	658,464,548	167,000,740	(54,305,011)
Distributions to Shareholders:
Class A	—	—	—	(7,331,092)
Class C	—	—	—	(1,219,667)
Class I	—	—	—	(3,098,841)
Class R3	—	—	—	(254,124)
Class R4	—	—	—	(149,762)
Class R5	—	—	—	(87,212)
Class R6	—	—	—	(471,423)
Class Y	—	—	—	(442,850)
Class F	—	—	—	(315,373)
Total distributions	—	—	—	(13,370,344)
Capital Share Transactions:
Sold	250,193,992	477,043,015	36,135,646	112,945,044
Issued on reinvestment of distributions	—	—	—	12,726,329
Redeemed	(598,521,192)	(1,366,852,230)	(210,716,921)	(303,766,347)
Net increase (decrease) from capital share transactions	(348,327,200)	(889,809,215)	(174,581,275)	(178,094,974)
Net Increase (Decrease) in Net Assets	897,854,192	(231,344,667)	(7,580,535)	(245,770,329)
Net Assets:
Beginning of period	3,977,324,217	4,208,668,884	1,072,327,914	1,318,098,243
End of period	$ 4,875,178,409	$ 3,977,324,217	$ 1,064,747,379	$ 1,072,327,914
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (13,183,901)	$ (16,433,266)	$ 5,354,160	$ 7,273,918
Net realized gain (loss) on investments and foreign currency transactions	243,267,172	157,165,559	39,250,826	52,484,433
Net changes in unrealized appreciation (depreciation) of investments	902,414,748	(209,959,608)	121,113,778	(56,443,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,498,019	(69,227,315)	165,718,764	3,314,908
Distributions to Shareholders:
Class A	(51,535,192)	(205,996,880)	(28,061,202)	(37,390,881)
Class C	(6,696,932)	(32,168,949)	(464,884)	(914,580)
Class I	(25,371,322)	(138,502,339)	(3,105,512)	(3,955,638)
Class R3	(1,195,077)	(4,852,489)	(390,589)	(564,683)
Class R4	(1,096,584)	(5,481,785)	(291,520)	(833,118)
Class R5	(1,149,714)	(6,560,710)	(140,909)	(188,828)
Class R6	(7,955,001)	(52,179,244)	(9,926)	(1,104)
Class Y	(5,679,577)	(28,916,935)	(449,819)	(726,194)
Class F	(41,320,774)	(164,693,840)	(35,768,461)	(46,573,065)
Total distributions	(142,000,173)	(639,353,171)	(68,682,822)	(91,148,091)
Capital Share Transactions:
Sold	299,147,612	660,210,323	56,722,669	158,310,197
Issued on reinvestment of distributions	138,628,309	619,263,258	68,498,653	90,819,161
Redeemed	(1,074,078,241)	(2,519,789,451)	(105,692,028)	(167,762,996)
Net increase (decrease) from capital share transactions	(636,302,320)	(1,240,315,870)	19,529,294	81,366,362
Net Increase (Decrease) in Net Assets	354,195,526	(1,948,896,356)	116,565,236	(6,466,821)
Net Assets:
Beginning of period	5,650,447,561	7,599,343,917	880,655,316	887,122,137
End of period	$ 6,004,643,087	$ 5,650,447,561	$ 997,220,552	$ 880,655,316
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (903,434)	$ (1,531,951)	$ 1,434,338	$ 1,666,241
Net realized gain (loss) on investments and foreign currency transactions	9,255,318	43,947,170	527,886	2,660,723
Net changes in unrealized appreciation (depreciation) of investments	63,114,525	(61,428,086)	16,165,722	(7,538,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,466,409	(19,012,867)	18,127,946	(3,211,225)
Distributions to Shareholders:
Class A	(5,597,145)	—	(1,662,208)	(4,515,050)
Class C	(90,111)	—	(45,570)	(170,604)
Class I	(1,687,970)	—	(699,431)	(1,930,669)
Class R3	(212,751)	—	(17,434)	(63,190)
Class R4	(260,304)	—	(4,539)	(4,769)
Class R5	(419,366)	—	(72,871)	(155,981)
Class R6	(1,145,608)	—	(322,438)	(679,555)
Class Y	(3,189,001)	—	(95,551)	(255,729)
Class F	(897,745)	—	(997,513)	(3,460,472)
Total distributions	(13,500,001)	—	(3,917,555)	(11,236,019)
Capital Share Transactions:
Sold	25,893,660	54,004,681	9,974,801	15,893,738
Issued on reinvestment of distributions	12,456,301	—	3,882,087	11,131,050
Redeemed	(67,997,794)	(158,502,327)	(12,910,168)	(37,249,469)
Net increase (decrease) from capital share transactions	(29,647,833)	(104,497,646)	946,720	(10,224,681)
Net Increase (Decrease) in Net Assets	28,318,575	(123,510,513)	15,157,111	(24,671,925)
Net Assets:
Beginning of period	376,927,442	500,437,955	101,446,029	126,117,954
End of period	$ 405,246,017	$ 376,927,442	$ 116,603,140	$ 101,446,029
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (1,192,664)	$ (1,826,191)
Net realized gain (loss) on investments	17,333,768	(23,922,463)
Net changes in unrealized appreciation (depreciation) of investments	93,795,604	(25,160,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	109,936,708	(50,909,237)
Capital Share Transactions:
Sold	37,768,432	83,997,578
Redeemed	(74,376,821)	(159,468,300)
Net increase (decrease) from capital share transactions	(36,608,389)	(75,470,722)
Net Increase (Decrease) in Net Assets	73,328,319	(126,379,959)
Net Assets:
Beginning of period	539,271,616	665,651,575
End of period	$ 612,599,935	$ 539,271,616
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 34.17	$ 0.12	$ 6.44	$ 6.56	$ (0.21)	$ —	$ (0.21)	$ 40.52	19.21% (4)	$ 4,447,474	1.05% (5)	1.04% (5)	0.60% (5)	50%
C	21.26	(0.02)	4.01	3.99	(0.04)	—	(0.04)	25.21	18.75 (4)	62,691	1.85 (5)	1.85 (5)	(0.20) (5)	50
I	34.48	0.17	6.49	6.66	(0.30)	—	(0.30)	40.84	19.36 (4)	502,881	0.78 (5)	0.78 (5)	0.86 (5)	50
R3	39.48	0.06	7.44	7.50	(0.01)	—	(0.01)	46.97	19.01 (4)	28,782	1.40 (5)	1.40 (5)	0.25 (5)	50
R4	41.75	0.13	7.88	8.01	(0.16)	—	(0.16)	49.60	19.19 (4)	27,751	1.09 (5)	1.09 (5)	0.55 (5)	50
R5	42.97	0.21	8.09	8.30	(0.28)	—	(0.28)	50.99	19.35 (4)	20,521	0.80 (5)	0.80 (5)	0.84 (5)	50
R6	43.35	0.25	8.16	8.41	(0.34)	—	(0.34)	51.42	19.43 (4)	26,118	0.70 (5)	0.70 (5)	1.00 (5)	50
Y	43.30	0.21	8.17	8.38	(0.20)	—	(0.20)	51.48	19.38 (4)	25,610	0.79 (5)	0.79 (5)	0.85 (5)	50
F	34.48	0.19	6.50	6.69	(0.34)	—	(0.34)	40.83	19.44 (4)	701,474	0.70 (5)	0.70 (5)	0.95 (5)	50
For the Year Ended October 31, 2023
A	$ 34.53	$ 0.20	$ 1.44	$ 1.64	$ (0.12)	$ (1.88)	$ (2.00)	$ 34.17	4.79%	$ 3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$ 48.89	$ 0.12	$ (7.60)	$ (7.48)	$ (0.05)	$ (6.83)	$ (6.88)	$ 34.53	(17.73)%	$ 4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (6)	12.84 (6)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (6)	14.81 (6)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (6)	15.31 (6)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 41.56	$ 0.12	$ 8.92	$ 9.04	$ (0.37)	$ (0.91)	$ (1.28)	$ 49.32	22.08% (4)	$ 1,744,473	0.69% (5)	0.69% (5)	0.52% (5)	14%
C	37.22	(0.05)	7.98	7.93	(0.05)	(0.91)	(0.96)	44.19	21.62 (4)	375,397	1.45 (5)	1.45 (5)	(0.23) (5)	14
I	41.73	0.18	8.94	9.12	(0.46)	(0.91)	(1.37)	49.48	22.23 (4)	2,994,426	0.46 (5)	0.46 (5)	0.76 (5)	14
R3	42.15	0.03	9.05	9.08	(0.17)	(0.91)	(1.08)	50.15	21.85 (4)	51,955	1.08 (5)	1.08 (5)	0.15 (5)	14
R4	43.05	0.12	9.24	9.36	(0.34)	(0.91)	(1.25)	51.16	22.06 (4)	145,931	0.76 (5)	0.71 (5)	0.51 (5)	14
R5	42.11	0.18	9.02	9.20	(0.46)	(0.91)	(1.37)	49.94	22.21 (4)	117,320	0.47 (5)	0.47 (5)	0.76 (5)	14
R6	42.32	0.20	9.07	9.27	(0.51)	(0.91)	(1.42)	50.17	22.27 (4)	1,233,896	0.36 (5)	0.36 (5)	0.85 (5)	14
Y	42.30	0.19	9.06	9.25	(0.47)	(0.91)	(1.38)	50.17	22.22 (4)	458,315	0.45 (5)	0.45 (5)	0.78 (5)	14
F	41.78	0.20	8.95	9.15	(0.51)	(0.91)	(1.42)	49.51	22.27 (4)	2,578,196	0.36 (5)	0.36 (5)	0.86 (5)	14
For the Year Ended October 31, 2023
A	$ 40.38	$ 0.35	$ 2.31	$ 2.66	$ (0.36)	$ (1.12)	$ (1.48)	$ 41.56	6.77%	$ 1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$ 49.41	$ 0.33	$ (7.87)	$ (7.54)	$ (0.24)	$ (1.25)	$ (1.49)	$ 40.38	(15.79)%	$ 1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00) (7)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00) (8)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 29.39	$ 0.26	$ 4.81	$ 5.07	$ (0.31)	$ (0.11)	$ (0.42)	$ 34.04	17.30% (4)	$ 4,850,316	0.96% (5)	0.95% (5)	1.59% (5)	18%
C	28.06	0.13	4.57	4.70	(0.19)	(0.11)	(0.30)	32.46	16.80 (4)	192,143	1.73 (5)	1.73 (5)	0.81 (5)	18
I	29.20	0.30	4.78	5.08	(0.35)	(0.11)	(0.46)	33.82	17.44 (4)	4,115,327	0.72 (5)	0.72 (5)	1.82 (5)	18
R3	29.95	0.20	4.89	5.09	(0.24)	(0.11)	(0.35)	34.69	17.05 (4)	51,134	1.34 (5)	1.34 (5)	1.21 (5)	18
R4	30.22	0.25	4.94	5.19	(0.29)	(0.11)	(0.40)	35.01	17.23 (4)	89,527	1.03 (5)	1.03 (5)	1.51 (5)	18
R5	30.38	0.31	4.96	5.27	(0.34)	(0.11)	(0.45)	35.20	17.41 (4)	161,358	0.73 (5)	0.73 (5)	1.81 (5)	18
R6	30.38	0.32	4.96	5.28	(0.36)	(0.11)	(0.47)	35.19	17.44 (4)	924,003	0.63 (5)	0.63 (5)	1.91 (5)	18
Y	30.38	0.31	4.97	5.28	(0.35)	(0.11)	(0.46)	35.20	17.42 (4)	516,836	0.73 (5)	0.72 (5)	1.83 (5)	18
F	29.18	0.31	4.77	5.08	(0.36)	(0.11)	(0.47)	33.79	17.47 (4)	6,066,828	0.63 (5)	0.63 (5)	1.91 (5)	18
For the Year Ended October 31, 2023
A	$ 30.41	$ 0.39	$ 0.36	$ 0.75	$ (0.40)	$ (1.37)	$ (1.77)	$ 29.39	2.43%	$ 4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
For the Year Ended October 31, 2022
A	$ 34.32	$ 0.38	$ (2.34)	$ (1.96)	$ (0.33)	$ (1.62)	$ (1.95)	$ 30.41	(6.11)%	$ 4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 19.09	$ 0.24	$ 2.19	$ 2.43	$ (0.28)	$ (1.08)	$ (1.36)	$ 20.16	13.02% (4)	$ 1,824,755	0.98% (5)	0.98% (5)	2.47% (5)	16%
C	18.98	0.17	2.16	2.33	(0.20)	(1.08)	(1.28)	20.03	12.54 (4)	97,082	1.76 (5)	1.76 (5)	1.71 (5)	16
I	18.92	0.27	2.16	2.43	(0.30)	(1.08)	(1.38)	19.97	13.15 (4)	1,458,903	0.75 (5)	0.75 (5)	2.71 (5)	16
R3	19.14	0.21	2.19	2.40	(0.24)	(1.08)	(1.32)	20.22	12.82 (4)	25,243	1.36 (5)	1.36 (5)	2.09 (5)	16
R4	19.17	0.24	2.19	2.43	(0.27)	(1.08)	(1.35)	20.25	12.96 (4)	42,203	1.06 (5)	1.06 (5)	2.36 (5)	16
R5	19.30	0.27	2.21	2.48	(0.30)	(1.08)	(1.38)	20.40	13.14 (4)	54,234	0.76 (5)	0.76 (5)	2.68 (5)	16
R6	19.37	0.28	2.22	2.50	(0.31)	(1.08)	(1.39)	20.48	13.21 (4)	191,743	0.65 (5)	0.65 (5)	2.76 (5)	16
Y	19.38	0.27	2.22	2.49	(0.30)	(1.08)	(1.38)	20.49	13.17 (4)	121,585	0.72 (5)	0.72 (5)	2.68 (5)	16
F	18.92	0.27	2.17	2.44	(0.31)	(1.08)	(1.39)	19.97	13.21 (4)	1,230,515	0.65 (5)	0.65 (5)	2.79 (5)	16
For the Year Ended October 31, 2023
A	$ 21.83	$ 0.42	$ (0.58)	$ (0.16)	$ (0.42)	$ (2.16)	$ (2.58)	$ 19.09	(1.39)%	$ 1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2022
A	$ 23.85	$ 0.42	$ (0.38)	$ 0.04	$ (0.40)	$ (1.66)	$ (2.06)	$ 21.83	0.12%	$ 1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 35.65	$ (0.17)	$ 11.52	$ 11.35	$ —	$ —	$ —	$ 47.00	31.84% (4)	$ 2,660,979	1.14% (5)(9)	1.14% (5)(9)	(0.76)% (5)	57%
C	8.91	(0.09)	2.88	2.79	—	—	—	11.70	31.31 (4)	97,360	1.94 (5)(9)	1.94 (5)(9)	(1.56) (5)	57
I	39.58	(0.13)	12.80	12.67	—	—	—	52.25	32.01 (4)	1,063,045	0.89 (5)(9)	0.89 (5)(9)	(0.51) (5)	57
R3	35.00	(0.24)	11.30	11.06	—	—	—	46.06	31.60 (4)	28,591	1.50 (5)(9)	1.50 (5)(9)	(1.11) (5)	57
R4	39.46	(0.20)	12.74	12.54	—	—	—	52.00	31.78 (4)	44,930	1.19 (5)(9)	1.19 (5)(9)	(0.81) (5)	57
R5	43.51	(0.14)	14.06	13.92	—	—	—	57.43	31.99 (4)	7,148	0.92 (5)(9)	0.92 (5)(9)	(0.53) (5)	57
R6	44.92	(0.12)	14.51	14.39	—	—	—	59.31	32.03 (4)	27,603	0.80 (5)(9)	0.80 (5)(9)	(0.42) (5)	57
Y	44.74	(0.14)	14.45	14.31	—	—	—	59.05	31.98 (4)	94,034	0.88 (5)(9)	0.88 (5)(9)	(0.50) (5)	57
F	39.95	(0.10)	12.90	12.80	—	—	—	52.75	32.04 (4)	851,488	0.80 (5)(9)	0.80 (5)(9)	(0.42) (5)	57
For the Year Ended October 31, 2023
A	$ 30.49	$ (0.22)	$ 5.38	$ 5.16	$ —	$ —	$ —	$ 35.65	16.92%	$ 2,100,921	1.10%	1.09%	(0.64)%	88%
C	7.68	(0.12)	1.35	1.23	—	—	—	8.91	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$ 62.10	$ (0.31)	$ (19.34)	$ (19.65)	$ —	$ (11.96)	$ (11.96)	$ 30.49	(38.47)%	$ 1,981,665	1.09%	1.08%	(0.79)%	95%
C	25.14	(0.16)	(5.34)	(5.50)	—	(11.96)	(11.96)	7.68	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 32.57	$ (0.04)	$ 5.17	$ 5.13	$ —	$ —	$ —	$ 37.70	15.75% (4)	$ 668,944	1.29% (5)	1.28% (5)	(0.19)% (5)	17%
C	22.64	(0.13)	3.58	3.45	—	—	—	26.09	15.24 (4)	39,528	2.09 (5)	2.09 (5)	(1.00) (5)	17
I	35.52	0.01	5.63	5.64	—	—	—	41.16	15.88 (4)	248,204	1.02 (5)	1.02 (5)	0.07 (5)	17
R3	33.21	(0.10)	5.26	5.16	—	—	—	38.37	15.54 (4)	20,487	1.63 (5)	1.63 (5)	(0.54) (5)	17
R4	36.29	(0.05)	5.75	5.70	—	—	—	41.99	15.71 (4)	12,617	1.32 (5)	1.32 (5)	(0.23) (5)	17
R5	39.27	0.01	6.22	6.23	—	—	—	45.50	15.86 (4)	5,199	1.03 (5)	1.03 (5)	0.05 (5)	17
R6	40.18	0.05	6.35	6.40	—	—	—	46.58	15.93 (4)	5,857	0.92 (5)	0.92 (5)	0.22 (5)	17
Y	40.01	0.02	6.33	6.35	—	—	—	46.36	15.87 (4)	33,878	1.03 (5)	1.03 (5)	0.07 (5)	17
F	35.80	0.03	5.68	5.71	—	—	—	41.51	15.95 (4)	30,033	0.92 (5)	0.92 (5)	0.17 (5)	17
For the Year Ended October 31, 2023
A	$ 34.67	$ (0.08)	$ (1.66)	$ (1.74)	$ —	$ (0.36)	$ (0.36)	$ 32.57	(5.11)%	$ 619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2022
A	$ 44.57	$ (0.10)	$ (5.43)	$ (5.53)	$ —	$ (4.37)	$ (4.37)	$ 34.67	(13.39)%	$ 710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00) (7)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (7)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00) (7)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00) (8)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00) (7)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00) (8)	51
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (7)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (10)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 21.67	$ (0.07)	$ 4.44	$ 4.37	$ —	$ (0.59)	$ (0.59)	$ 25.45	20.35% (4)	$ 2,165,140	1.12% (5)	1.11% (5)	(0.60)% (5)	30%
C	11.28	(0.09)	2.28	2.19	—	(0.59)	(0.59)	12.88	19.75 (4)	123,317	1.90 (5)	1.90 (5)	(1.39) (5)	30
I	23.04	(0.04)	4.71	4.67	—	(0.59)	(0.59)	27.12	20.44 (4)	1,038,793	0.85 (5)	0.85 (5)	(0.34) (5)	30
R3	25.19	(0.14)	5.17	5.03	—	(0.59)	(0.59)	29.63	20.12 (4)	56,219	1.46 (5)	1.46 (5)	(0.94) (5)	30
R4	27.18	(0.10)	5.57	5.47	—	(0.59)	(0.59)	32.06	20.27 (4)	52,867	1.17 (5)	1.14 (5)	(0.63) (5)	30
R5	28.74	(0.06)	5.89	5.83	—	(0.59)	(0.59)	33.98	20.42 (4)	54,175	0.87 (5)	0.87 (5)	(0.35) (5)	30
R6	29.30	(0.04)	6.02	5.98	—	(0.59)	(0.59)	34.69	20.55 (4)	391,497	0.75 (5)	0.75 (5)	(0.23) (5)	30
Y	29.19	(0.06)	6.00	5.94	—	(0.59)	(0.59)	34.54	20.49 (4)	301,142	0.86 (5)	0.86 (5)	(0.34) (5)	30
F	23.22	(0.03)	4.76	4.73	—	(0.59)	(0.59)	27.36	20.54 (4)	1,821,494	0.75 (5)	0.75 (5)	(0.24) (5)	30
For the Year Ended October 31, 2023
A	$ 24.51	$ (0.10)	$ (0.49)	$ (0.59)	$ —	$ (2.25)	$ (2.25)	$ 21.67	(3.04)%	$ 1,934,771	1.11%	1.11%	(0.43)%	35%
C	13.88	(0.15)	(0.20)	(0.35)	—	(2.25)	(2.25)	11.28	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
For the Year Ended October 31, 2022
A	$ 37.01	$ (0.10)	$ (8.08)	$ (8.18)	$ (0.16)	$ (4.16)	$ (4.32)	$ 24.51	(24.83)%	$ 2,303,790	1.09%	1.09%	(0.35)%	44%
C	22.89	(0.19)	(4.62)	(4.81)	(0.04)	(4.16)	(4.20)	13.88	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00) (7)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00) (8)	44
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (7)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (8)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (7)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 14.57	$ 0.07	$ 2.60	$ 2.67	$ (0.10)	$ (1.01)	$ (1.11)	$ 16.13	18.82% (4)	$ 419,318	1.14% (5)	1.14% (5)	0.88% (5)	55%
C	10.75	(0.00) (7)	1.91	1.91	(0.01)	(1.01)	(1.02)	11.64	18.32 (4)	4,619	1.97 (5)	1.97 (5)	0.07 (5)	55
I	14.79	0.09	2.65	2.74	(0.15)	(1.01)	(1.16)	16.37	18.97 (4)	43,149	0.87 (5)	0.87 (5)	1.16 (5)	55
R3	15.52	0.05	2.78	2.83	(0.05)	(1.01)	(1.06)	17.29	18.65 (4)	6,722	1.46 (5)	1.46 (5)	0.56 (5)	55
R4	16.02	0.08	2.87	2.95	(0.07)	(1.01)	(1.08)	17.89	18.83 (4)	4,879	1.17 (5)	1.17 (5)	0.86 (5)	55
R5	16.35	0.10	2.93	3.03	(0.14)	(1.01)	(1.15)	18.23	18.98 (4)	2,360	0.87 (5)	0.87 (5)	1.15 (5)	55
R6	14.80	0.10	2.64	2.74	(0.16)	(1.01)	(1.17)	16.37	19.00 (4)	145	0.76 (5)	0.76 (5)	1.25 (5)	55
Y	16.40	0.10	2.94	3.04	(0.14)	(1.01)	(1.15)	18.29	18.98 (4)	7,095	0.86 (5)	0.86 (5)	1.17 (5)	55
F	14.80	0.10	2.65	2.75	(0.16)	(1.01)	(1.17)	16.38	19.07 (4)	508,933	0.76 (5)	0.76 (5)	1.26 (5)	55
For the Year Ended October 31, 2023
A	$ 16.14	$ 0.09	$ (0.03)	$ 0.06	$ (0.05)	$ (1.58)	$ (1.63)	$ 14.57	0.04%	$ 367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 18.14	$ 0.05	$ (0.75)	$ (0.70)	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.14	(4.34)%	$ 368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (11)	15.38	0.03	0.96 (12)	0.99	—	—	—	16.37	6.47 (4)	11	0.77 (5)	0.77 (5)	0.50 (5)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$ 12.21	$ (0.00) (7)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00) (7)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (7)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 35.01	$ (0.13)	$ 6.80	$ 6.67	$ —	$ (1.40)	$ (1.40)	$ 40.28	19.32% (4)	$ 158,972	1.32% (5)	1.31% (5)	(0.67)% (5)	27%
C	18.87	(0.15)	3.62	3.47	—	(1.40)	(1.40)	20.94	18.87 (4)	1,597	2.09 (5)	2.09 (5)	(1.45) (5)	27
I	38.08	(0.07)	7.42	7.35	—	(1.40)	(1.40)	44.03	19.56 (4)	51,001	0.95 (5)	0.95 (5)	(0.30) (5)	27
R3	33.90	(0.17)	6.58	6.41	—	(1.40)	(1.40)	38.91	19.19 (4)	5,192	1.57 (5)	1.56 (5)	(0.90) (5)	27
R4	37.13	(0.13)	7.22	7.09	—	(1.40)	(1.40)	42.82	19.35 (4)	7,870	1.28 (5)	1.28 (5)	(0.62) (5)	27
R5	40.71	(0.07)	7.92	7.85	—	(1.40)	(1.40)	47.16	19.52 (4)	15,110	0.96 (5)	0.96 (5)	(0.32) (5)	27
R6	41.74	(0.05)	8.13	8.08	—	(1.40)	(1.40)	48.42	19.59 (4)	33,244	0.86 (5)	0.86 (5)	(0.19) (5)	27
Y	41.66	(0.06)	8.11	8.05	—	(1.40)	(1.40)	48.31	19.56 (4)	104,742	0.97 (5)	0.93 (5)	(0.27) (5)	27
F	38.42	(0.04)	7.47	7.43	—	(1.40)	(1.40)	44.45	19.60 (4)	27,518	0.86 (5)	0.86 (5)	(0.20) (5)	27
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$ 37.07	$ (0.22)	$ (1.84)	$ (2.06)	$ —	$ —	$ —	$ 35.01	(5.56)%	$ 141,362	1.32%	1.31%	(0.58)%	53%
C	20.14	(0.28)	(0.99)	(1.27)	—	—	—	18.87	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$ 64.88	$ (0.30)	$ (15.38)	$ (15.68)	$ —	$ (12.13)	$ (12.13)	$ 37.07	(28.75)%	$ 163,293	1.25%	1.24%	(0.72)%	42%
C	41.34	(0.36)	(8.71)	(9.07)	—	(12.13)	(12.13)	20.14	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	(0.00) (7)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.97	$ 0.13	$ 1.63	$ 1.76	$ (0.15)	$ (0.21)	$ (0.36)	$ 11.37	17.69% (4)	$ 51,264	1.31% (5)	1.30% (5)	2.24% (5)	23%
C	8.34	0.07	1.36	1.43	(0.06)	(0.21)	(0.27)	9.50	17.21 (4)	1,321	2.12 (5)	2.05 (5)	1.55 (5)	23
I	10.00	0.14	1.64	1.78	(0.18)	(0.21)	(0.39)	11.39	17.89 (4)	18,440	1.01 (5)	1.00 (5)	2.55 (5)	23
R3	10.45	0.12	1.70	1.82	(0.12)	(0.21)	(0.33)	11.94	17.51 (4)	648	1.59 (5)	1.50 (5)	2.02 (5)	23
R4	10.64	0.14	1.74	1.88	(0.16)	(0.21)	(0.37)	12.15	17.72 (4)	156	1.27 (5)	1.20 (5)	2.31 (5)	23
R5	10.62	0.16	1.73	1.89	(0.19)	(0.21)	(0.40)	12.11	17.90 (4)	2,119	0.98 (5)	0.90 (5)	2.64 (5)	23
R6	10.62	0.16	1.74	1.90	(0.21)	(0.21)	(0.42)	12.10	17.91 (4)	9,409	0.87 (5)	0.80 (5)	2.74 (5)	23
Y	10.60	0.17	1.72	1.89	(0.20)	(0.21)	(0.41)	12.08	17.89 (4)	3,297	0.96 (5)	0.85 (5)	2.80 (5)	23
F	10.00	0.15	1.64	1.79	(0.21)	(0.21)	(0.42)	11.37	17.92 (4)	29,950	0.87 (5)	0.80 (5)	2.73 (5)	23
For the Year Ended October 31, 2023
A	$ 11.40	$ 0.12	$ (0.54)	$ (0.42)	$ (0.16)	$ (0.85)	$ (1.01)	$ 9.97	(4.16)%	$ 45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$ 13.36	$ 0.13	$ (1.22)	$ (1.09)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.40	(8.86)%	$ 51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00) (7)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (7)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 14.89	$ (0.05)	$ 3.07	$ 3.02	$ —	$ —	$ —	$ 17.91	20.28% (4)	$ 303,753	1.30% (5)	1.30% (5)	(0.56)% (5)	14%
C	6.75	(0.05)	1.38	1.33	—	—	—	8.08	19.70 (4)	2,079	2.13 (5)	2.13 (5)	(1.39) (5)	14
I	16.55	(0.03)	3.42	3.39	—	—	—	19.94	20.48 (4)	23,978	1.00 (5)	1.00 (5)	(0.27) (5)	14
R3	16.80	(0.08)	3.46	3.38	—	—	—	20.18	20.12 (4)	10,589	1.58 (5)	1.58 (5)	(0.85) (5)	14
R4	18.81	(0.06)	3.87	3.81	—	—	—	22.62	20.26 (4)	7,867	1.29 (5)	1.29 (5)	(0.55) (5)	14
R5	20.76	(0.03)	4.28	4.25	—	—	—	25.01	20.47 (4)	2,401	1.00 (5)	1.00 (5)	(0.26) (5)	14
R6	21.50	(0.02)	4.43	4.41	—	—	—	25.91	20.51 (4)	9,646	0.89 (5)	0.89 (5)	(0.16) (5)	14
Y	21.38	(0.02)	4.40	4.38	—	—	—	25.76	20.49 (4)	4,314	0.99 (5)	0.99 (5)	(0.20) (5)	14
F	16.76	(0.02)	3.46	3.44	—	—	—	20.20	20.53 (4)	247,971	0.89 (5)	0.89 (5)	(0.15) (5)	14
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2023
A	$ 16.30	$ (0.08)	$ (1.33)	$ (1.41)	$ —	$ —	$ —	$ 14.89	(8.59)%	$ 265,550	1.31%	1.31%	(0.48)%	48%
C	7.45	(0.09)	(0.61)	(0.70)	—	—	—	6.75	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00) (7)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$ 30.24	$ (0.13)	$ (7.28)	$ (7.41)	$ —	$ (6.53)	$ (6.53)	$ 16.30	(30.20)%	$ 319,971	1.27%	1.26%	(0.69)%	90%
C	17.65	(0.14)	(3.53)	(3.67)	—	(6.53)	(6.53)	7.45	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.
(7)	Amount is less than $0.01 per share.
(8)	Amount is less than 0.01%.
(9)	The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.08% (Class A), 1.87% (Class C), 0.82% (Class I), 1.43% (Class R3), 1.12% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.82% (Class Y) and 0.74% (Class F).
(10)	Commenced operations on February 28, 2019.
(11)	Commenced operations on June 22, 2022.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-seven and fifteen series, respectively, as of April 30, 2024. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund received EU reclaims with related interest in the amount of $331,370 which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter
78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, the Capital Appreciation Fund had used futures contracts.
79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

b)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 1,909,517	$ —	$ 1,909,517
Total	$ —	$ —	$ —	$ 1,909,517	$ —	$ 1,909,517

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 22,185,152	$ —	$ 22,185,152
Total	$ —	$ —	$ —	$ 22,185,152	$ —	$ 22,185,152
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 3,536,069	$ —	$ 3,536,069
Total	$ —	$ —	$ —	$ 3,536,069	$ —	$ 3,536,069
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	396
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (1,909,517)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,909,517)
Derivatives not subject to a MNA	—	1,909,517
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Capital Appreciation Fund	$ —	$ 15,300,417
Growth Opportunities Fund	551,221,870	229,017,076
Healthcare Fund	3,940,489	11,188,262
Small Company Fund	130,923,194	12,074,572
During the year ended October 31, 2023, the Growth Opportunities Fund utilized $44,129,809 and Small Cap Growth Fund utilized $30,797,940 of prior year capital loss carryforwards.
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2023.
During the year ended October 31, 2023, Growth Opportunities Fund deferred $21,141,259, Healthcare Fund deferred $2,188,421, MidCap Fund deferred $17,710,254, Small Cap Growth Fund deferred $1,560,544 and Small Company Fund deferred $2,155,254 late year ordinary losses.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 4,556,274,052	$ 1,362,562,861	$ (126,542,474)	$ 1,236,020,387
Core Equity Fund	5,382,120,997	4,330,343,851	(86,156,296)	4,244,187,555
Dividend and Growth Fund	11,436,737,869	5,577,010,671	(297,307,230)	5,279,703,441
Equity Income Fund	4,163,292,349	1,036,163,491	(159,926,519)	876,236,972
Growth Opportunities Fund	3,375,851,767	1,567,237,144	(117,190,696)	1,450,046,448
Healthcare Fund	722,930,879	379,924,182	(48,190,709)	331,733,473
MidCap Fund	4,463,722,373	1,729,444,733	(169,309,265)	1,560,135,468
MidCap Value Fund	847,514,930	176,915,636	(21,496,696)	155,418,940
Small Cap Growth Fund	321,923,305	101,948,053	(18,090,225)	83,857,828
Small Cap Value Fund	103,925,141	21,594,937	(9,091,068)	12,503,869
Small Company Fund	530,763,926	146,675,086	(64,737,946)	81,937,140
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Fund	Management Fee Rates
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 28, 2025 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Fund:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.85%	0.78%	1.40%	1.09%	0.80%	0.70%	0.79%	0.70%
Core Equity Fund	0.69%	1.45%	0.46%	1.08%	0.71%	0.47%	0.36%	0.45%	0.36%
Dividend and Growth Fund	0.95%	1.73%	0.72%	1.33%	1.03%	0.73%	0.63%	0.72%	0.62%
Equity Income Fund	0.97%	1.76%	0.75%	1.36%	1.06%	0.76%	0.65%	0.72%	0.65%
Growth Opportunities Fund	1.13%	1.94%	0.89%	1.50%	1.19%	0.92%	0.80%	0.88%	0.80%
Healthcare Fund	1.28%	2.09%	1.02%	1.63%	1.32%	1.03%	0.92%	1.02%	0.92%
MidCap Fund	1.11%	1.90%	0.85%	1.46%	1.14%	0.87%	0.75%	0.86%	0.75%
MidCap Value Fund	1.14%	1.96%	0.87%	1.46%	1.16%	0.87%	0.76%	0.86%	0.76%
Small Cap Growth Fund	1.31%	2.08%	0.95%	1.56%	1.27%	0.96%	0.86%	0.92%	0.86%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.30%	2.13%	1.00%	1.58%	1.29%	1.00%	0.89%	0.99%	0.89%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 547,976	$ 4,412
Core Equity Fund	677,349	8,766
Dividend and Growth Fund	1,412,920	17,093
Equity Income Fund	406,137	12,013
Growth Opportunities Fund	808,372	5,261
Healthcare Fund	172,861	897
MidCap Fund	405,885	3,097
MidCap Value Fund	150,003	2,199
Small Cap Growth Fund	21,501	24
Small Cap Value Fund	21,283	528
Small Company Fund	107,001	779
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y of the Fund listed below until February 28, 2025, unless the applicable Board of Directors approves its earlier termination.
Fund	Class Y
Small Cap Growth Fund	0.07%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
Dividend and Growth Fund	0.09%
Small Cap Growth Fund	0.07%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.16%	0.09%	0.20%	0.15%	0.11%	0.00% *	0.10%	0.00% *
Core Equity Fund	0.08%	0.09%	0.10%	0.22%	0.14%	0.11%	0.00% *	0.09%	0.00% *
Dividend and Growth Fund	0.08%	0.10%	0.10%	0.21%	0.16%	0.11%	0.00% *	0.09%	0.00% *
Equity Income Fund	0.08%	0.11%	0.10%	0.22%	0.17%	0.12%	0.00% *	0.08%	0.00% *
Growth Opportunities Fund	0.09%	0.14%	0.09%	0.20%	0.14%	0.12%	0.00% *	0.08%	0.00% *
Healthcare Fund	0.12%	0.18%	0.11%	0.22%	0.15%	0.12%	0.00% *	0.11%	0.00% *
MidCap Fund	0.11%	0.15%	0.10%	0.21%	0.17%	0.12%	0.00% *	0.11%	0.00% *
MidCap Value Fund	0.14%	0.21%	0.11%	0.20%	0.16%	0.11%	0.00% *	0.10%	0.00% *
Small Cap Growth Fund	0.22%	0.23%	0.10%	0.21%	0.17%	0.11%	0.00% *	0.07%	0.00% *
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.15%	0.11%	0.00% *	0.09%	0.00% *
Small Company Fund	0.17%	0.25%	0.12%	0.20%	0.16%	0.12%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$ 18,898,047	$ 19,869,898	$ —
Core Equity Fund	10,511,825	11,110,418	—
Dividend and Growth Fund	114,553,009	120,446,122	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	27	63	—
Healthcare Fund	—	—	—
MidCap Fund	12,701,124	13,092,060	—
MidCap Value Fund	11,440,645	12,092,360	—
Small Cap Growth Fund	2,835,026	2,969,067	—
Small Cap Value Fund	864,262	898,592	—
Small Company Fund	3,703,453	3,859,581	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the six-month period ended April 30, 2024, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the six-month period ended April 30, 2024 follows:

Affiliated Investments	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
MidCap Fund
Nuvei Corp.*	$ 51,473,131	$ —	$ 111,991,956	$ (5,758,220)	$ —	$ 66,277,045	$ —	—	$ 563,613	$ —

*	Not an affiliate as of April 30, 2024.
86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

10.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	9%	—	—
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.
As of April 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	6%
Small Cap Value Fund	22%
Small Company Fund	6%

*	As of April 30, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
11.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 2,831,138,722	$ 3,136,089,791	$ 2,831,138,722	$ 3,136,089,791
Core Equity Fund	1,300,125,140	2,210,436,088	1,300,125,140	2,210,436,088
Dividend and Growth Fund	2,958,655,907	3,475,862,316	2,958,655,907	3,475,862,316
Equity Income Fund	798,483,612	1,138,448,209	798,483,612	1,138,448,209
Growth Opportunities Fund	2,625,988,110	2,972,062,818	2,625,988,110	2,972,062,818
Healthcare Fund	187,905,564	369,800,833	187,905,564	369,800,833
MidCap Fund	1,877,988,402	2,662,888,057	1,877,988,402	2,662,888,057
MidCap Value Fund	540,054,427	582,221,635	540,054,427	582,221,635
Small Cap Growth Fund	111,498,107	154,377,409	111,498,107	154,377,409
Small Cap Value Fund	26,542,726	28,662,464	26,542,726	28,662,464
Small Company Fund	88,400,219	124,904,679	88,400,219	124,904,679
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,068,696	$ 42,189,935	2,416,094	$ 84,486,808
Shares Issued for Reinvested Dividends	583,423	22,800,181	6,927,389	235,627,108
Shares Redeemed	(7,312,251)	(289,151,806)	(16,646,060)	(582,463,426)
Net Increase (Decrease)	(5,660,132)	(224,161,690)	(7,302,577)	(262,349,510)
Class C
Shares Sold	96,765	$ 2,374,337	208,653	$ 4,571,978
Shares Issued for Reinvested Dividends	4,066	99,129	328,212	6,990,907
Shares Redeemed	(578,529)	(14,279,906)	(1,519,110)	(33,305,211)
Net Increase (Decrease)	(477,698)	(11,806,440)	(982,245)	(21,742,326)
Class I
Shares Sold	641,074	$ 25,485,296	1,490,961	$ 52,882,495
Shares Issued for Reinvested Dividends	87,587	3,447,422	776,009	26,584,678
Shares Redeemed	(1,305,167)	(51,673,402)	(4,119,393)	(145,273,355)
Net Increase (Decrease)	(576,506)	(22,740,684)	(1,852,423)	(65,806,182)
Class R3
Shares Sold	33,437	$ 1,522,435	50,805	$ 2,065,987
Shares Issued for Reinvested Dividends	202	9,179	35,821	1,411,714
Shares Redeemed	(75,619)	(3,477,945)	(190,864)	(7,828,268)
Net Increase (Decrease)	(41,980)	(1,946,331)	(104,238)	(4,350,567)
Class R4
Shares Sold	21,357	$ 1,041,933	50,530	$ 2,162,148
Shares Issued for Reinvested Dividends	1,863	89,138	29,790	1,237,975
Shares Redeemed	(55,372)	(2,687,114)	(135,137)	(5,782,831)
Net Increase (Decrease)	(32,152)	(1,556,043)	(54,817)	(2,382,708)
Class R5
Shares Sold	17,729	$ 892,170	34,157	$ 1,500,954
Shares Issued for Reinvested Dividends	2,517	123,680	31,575	1,346,597
Shares Redeemed	(70,617)	(3,504,678)	(263,473)	(11,504,209)
Net Increase (Decrease)	(50,371)	(2,488,828)	(197,741)	(8,656,658)
Class R6
Shares Sold	31,918	$ 1,586,825	1,033,462	$ 45,894,296
Shares Issued for Reinvested Dividends	9,904	490,643	26,316	1,131,066
Shares Redeemed	(1,026,632)	(53,173,513)	(205,756)	(9,110,251)
Net Increase (Decrease)	(984,810)	(51,096,045)	854,022	37,915,111
Class Y
Shares Sold	36,615	$ 1,803,401	80,931	$ 3,645,887
Shares Issued for Reinvested Dividends	2,012	99,808	80,906	3,477,585
Shares Redeemed	(40,423)	(2,031,225)	(1,382,962)	(61,326,239)
Net Increase (Decrease)	(1,796)	(128,016)	(1,221,125)	(54,202,767)
Class F
Shares Sold	490,981	$ 19,253,070	1,475,053	$ 51,699,782
Shares Issued for Reinvested Dividends	155,273	6,108,437	1,212,451	41,502,624
Shares Redeemed	(1,918,300)	(76,123,970)	(4,220,336)	(149,610,096)
Net Increase (Decrease)	(1,272,046)	(50,762,463)	(1,532,832)	(56,407,690)
Total Net Increase (Decrease)	(9,097,491)	$ (366,686,540)	(12,393,976)	$ (437,983,297)
Core Equity Fund
Class A
Shares Sold	2,579,878	$ 122,162,336	4,662,208	$ 192,757,895
Shares Issued for Reinvested Dividends	979,339	43,838,932	1,290,079	51,353,487
Shares Redeemed	(3,388,432)	(160,572,432)	(6,809,613)	(281,874,863)
Net Increase (Decrease)	170,785	5,428,836	(857,326)	(37,763,481)
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	350,982	$ 14,842,938	666,349	$ 24,666,910
Shares Issued for Reinvested Dividends	226,641	9,005,650	363,772	13,111,704
Shares Redeemed	(2,070,120)	(88,161,948)	(2,947,688)	(109,648,635)
Net Increase (Decrease)	(1,492,497)	(64,313,360)	(1,917,567)	(71,870,021)
Class I
Shares Sold	4,835,570	$ 228,113,865	13,943,656	$ 574,317,175
Shares Issued for Reinvested Dividends	1,872,836	84,256,665	3,143,233	125,251,199
Shares Redeemed	(11,908,242)	(561,737,969)	(38,424,804)	(1,592,653,726)
Net Increase (Decrease)	(5,199,836)	(249,367,439)	(21,337,915)	(893,085,352)
Class R3
Shares Sold	67,189	$ 3,258,929	155,020	$ 6,503,551
Shares Issued for Reinvested Dividends	28,026	1,269,071	42,352	1,719,412
Shares Redeemed	(238,753)	(11,727,785)	(347,755)	(14,683,725)
Net Increase (Decrease)	(143,538)	(7,199,785)	(150,383)	(6,460,762)
Class R4
Shares Sold	168,934	$ 8,300,560	302,748	$ 12,938,651
Shares Issued for Reinvested Dividends	76,824	3,563,542	125,891	5,191,062
Shares Redeemed	(316,269)	(15,545,923)	(1,281,405)	(55,276,370)
Net Increase (Decrease)	(70,511)	(3,681,821)	(852,766)	(37,146,657)
Class R5
Shares Sold	165,496	$ 8,101,832	276,875	$ 11,522,767
Shares Issued for Reinvested Dividends	84,192	3,822,042	130,348	5,239,611
Shares Redeemed	(898,260)	(43,105,982)	(996,287)	(42,133,966)
Net Increase (Decrease)	(648,572)	(31,182,108)	(589,064)	(25,371,588)
Class R6
Shares Sold	2,149,243	$ 105,083,959	4,928,104	$ 206,462,743
Shares Issued for Reinvested Dividends	702,308	32,054,998	957,461	38,632,638
Shares Redeemed	(4,350,317)	(205,140,386)	(5,576,479)	(236,040,509)
Net Increase (Decrease)	(1,498,766)	(68,001,429)	309,086	9,054,872
Class Y
Shares Sold	530,746	$ 25,746,375	2,222,876	$ 93,707,132
Shares Issued for Reinvested Dividends	302,623	13,794,577	483,390	19,520,858
Shares Redeemed	(2,842,700)	(134,376,497)	(4,442,840)	(187,208,035)
Net Increase (Decrease)	(2,009,331)	(94,835,545)	(1,736,574)	(73,980,045)
Class F
Shares Sold	3,848,462	$ 184,519,856	9,602,495	$ 398,245,374
Shares Issued for Reinvested Dividends	1,689,227	76,113,732	2,348,767	93,574,797
Shares Redeemed	(7,720,458)	(367,093,622)	(14,346,645)	(598,615,873)
Net Increase (Decrease)	(2,182,769)	(106,460,034)	(2,395,383)	(106,795,702)
Total Net Increase (Decrease)	(13,075,035)	$ (619,612,685)	(29,527,892)	$ (1,243,418,736)
Dividend and Growth Fund(1)
Class A
Shares Sold	4,437,966	$ 145,644,384	10,035,822	$ 303,137,325
Shares Issued for Reinvested Dividends	1,796,730	59,248,268	8,432,131	253,225,513
Shares Redeemed	(9,321,598)	(306,226,179)	(17,814,178)	(538,035,866)
Net Increase (Decrease)	(3,086,902)	(101,333,527)	653,775	18,326,972
Class C
Shares Sold	623,256	$ 19,492,689	1,195,925	$ 34,418,401
Shares Issued for Reinvested Dividends	56,370	1,760,042	330,462	9,492,536
Shares Redeemed	(873,546)	(27,470,566)	(1,850,529)	(53,275,479)
Net Increase (Decrease)	(193,920)	(6,217,835)	(324,142)	(9,364,542)
Class I
Shares Sold	20,679,070	$ 679,534,515	36,581,833	$ 1,097,282,656
Shares Issued for Reinvested Dividends	1,577,859	51,780,129	7,387,999	220,324,975
Shares Redeemed	(19,908,382)	(650,907,766)	(53,101,294)	(1,598,109,665)
Net Increase (Decrease)	2,348,547	80,406,878	(9,131,462)	(280,502,034)
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	107,097	$ 3,591,327	256,718	$ 7,901,146
Shares Issued for Reinvested Dividends	16,127	540,100	93,879	2,873,582
Shares Redeemed	(223,335)	(7,487,572)	(539,529)	(16,607,512)
Net Increase (Decrease)	(100,111)	(3,356,145)	(188,932)	(5,832,784)
Class R4
Shares Sold	264,597	$ 8,896,105	389,581	$ 12,080,743
Shares Issued for Reinvested Dividends	27,118	919,160	143,875	4,441,408
Shares Redeemed	(294,599)	(9,926,575)	(980,389)	(30,445,231)
Net Increase (Decrease)	(2,884)	(111,310)	(446,933)	(13,923,080)
Class R5
Shares Sold	494,746	$ 16,912,498	1,591,123	$ 50,044,722
Shares Issued for Reinvested Dividends	37,768	1,290,343	183,787	5,698,726
Shares Redeemed	(912,749)	(30,829,042)	(4,249,868)	(132,476,932)
Net Increase (Decrease)	(380,235)	(12,626,201)	(2,474,958)	(76,733,484)
Class R6
Shares Sold	3,492,160	$ 118,830,640	9,998,858	$ 312,195,799
Shares Issued for Reinvested Dividends	336,475	11,496,592	1,257,139	38,962,188
Shares Redeemed	(2,812,748)	(96,241,645)	(6,195,316)	(193,024,036)
Net Increase (Decrease)	1,015,887	34,085,587	5,060,681	158,133,951
Class Y
Shares Sold	1,833,277	$ 62,672,697	6,624,287	$ 205,459,595
Shares Issued for Reinvested Dividends	200,406	6,834,771	1,318,360	40,895,267
Shares Redeemed	(3,796,830)	(128,612,858)	(14,277,753)	(448,268,635)
Net Increase (Decrease)	(1,763,147)	(59,105,390)	(6,335,106)	(201,913,773)
Class F
Shares Sold	19,017,998	$ 621,035,925	38,149,463	$ 1,144,113,374
Shares Issued for Reinvested Dividends	2,488,963	81,642,851	10,425,951	310,611,638
Shares Redeemed	(23,730,823)	(776,610,720)	(46,245,744)	(1,393,392,739)
Net Increase (Decrease)	(2,223,862)	(73,931,944)	2,329,670	61,332,273
Total Net Increase (Decrease)	(4,386,627)	$ (142,189,887)	(10,857,407)	$ (350,476,501)
Equity Income Fund
Class A
Shares Sold	2,567,483	$ 51,166,123	7,859,075	$ 160,763,242
Shares Issued for Reinvested Dividends	6,117,967	119,711,066	10,574,284	216,970,102
Shares Redeemed	(8,513,476)	(169,805,755)	(14,048,616)	(286,563,550)
Net Increase (Decrease)	171,974	1,071,434	4,384,743	91,169,794
Class C
Shares Sold	210,403	$ 4,161,426	1,177,587	$ 24,216,732
Shares Issued for Reinvested Dividends	337,301	6,543,002	697,256	14,254,483
Shares Redeemed	(1,281,574)	(25,365,933)	(2,455,858)	(49,656,180)
Net Increase (Decrease)	(733,870)	(14,661,505)	(581,015)	(11,184,965)
Class I
Shares Sold	7,875,218	$ 155,419,430	28,517,875	$ 576,072,410
Shares Issued for Reinvested Dividends	5,083,330	98,665,762	8,874,084	180,428,576
Shares Redeemed	(17,580,997)	(347,602,854)	(31,103,452)	(627,405,002)
Net Increase (Decrease)	(4,622,449)	(93,517,662)	6,288,507	129,095,984
Class R3
Shares Sold	96,692	$ 1,943,180	202,990	$ 4,113,384
Shares Issued for Reinvested Dividends	82,509	1,617,293	156,532	3,224,249
Shares Redeemed	(217,213)	(4,335,663)	(367,749)	(7,478,183)
Net Increase (Decrease)	(38,012)	(775,190)	(8,227)	(140,550)
Class R4
Shares Sold	200,331	$ 4,015,223	898,637	$ 18,137,799
Shares Issued for Reinvested Dividends	120,018	2,359,132	174,667	3,597,294
Shares Redeemed	(365,800)	(7,294,204)	(732,395)	(14,925,376)
Net Increase (Decrease)	(45,451)	(919,849)	340,909	6,809,717
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	307,682	$ 6,220,072	857,604	$ 17,798,043
Shares Issued for Reinvested Dividends	183,941	3,643,497	398,898	8,277,019
Shares Redeemed	(927,349)	(18,741,342)	(1,513,342)	(31,098,556)
Net Increase (Decrease)	(435,726)	(8,877,773)	(256,840)	(5,023,494)
Class R6
Shares Sold	2,053,425	$ 41,664,988	4,779,502	$ 99,043,259
Shares Issued for Reinvested Dividends	561,845	11,186,197	604,466	12,544,054
Shares Redeemed	(1,492,042)	(30,127,159)	(1,604,760)	(32,861,638)
Net Increase (Decrease)	1,123,228	22,724,026	3,779,208	78,725,675
Class Y
Shares Sold	2,143,761	$ 43,568,957	2,411,518	$ 49,853,997
Shares Issued for Reinvested Dividends	359,675	7,155,612	577,276	12,017,292
Shares Redeemed	(2,001,608)	(40,763,173)	(3,144,920)	(65,510,197)
Net Increase (Decrease)	501,828	9,961,396	(156,126)	(3,638,908)
Class F
Shares Sold	4,653,515	$ 91,968,713	16,288,171	$ 329,666,948
Shares Issued for Reinvested Dividends	4,353,658	84,531,383	6,910,798	140,456,473
Shares Redeemed	(8,300,846)	(164,159,357)	(13,362,835)	(269,393,729)
Net Increase (Decrease)	706,327	12,340,739	9,836,134	200,729,692
Total Net Increase (Decrease)	(3,372,151)	$ (72,654,384)	23,627,293	$ 486,542,945
Growth Opportunities Fund(1)
Class A
Shares Sold	1,953,131	$ 86,694,372	4,536,856	$ 156,041,936
Shares Redeemed	(4,263,366)	(189,059,683)	(10,594,748)	(357,706,689)
Net Increase (Decrease)	(2,310,235)	(102,365,311)	(6,057,892)	(201,664,753)
Class C
Shares Sold	546,939	$ 6,083,390	878,123	$ 7,516,065
Shares Redeemed	(2,937,492)	(32,421,831)	(7,170,098)	(62,099,734)
Net Increase (Decrease)	(2,390,553)	(26,338,441)	(6,291,975)	(54,583,669)
Class I
Shares Sold	1,673,070	$ 83,728,674	3,911,312	$ 148,495,885
Shares Redeemed	(3,245,397)	(158,798,046)	(9,862,796)	(364,494,203)
Net Increase (Decrease)	(1,572,327)	(75,069,372)	(5,951,484)	(215,998,318)
Class R3
Shares Sold	57,627	$ 2,543,731	142,425	$ 4,948,733
Shares Redeemed	(303,546)	(13,624,738)	(258,507)	(8,746,234)
Net Increase (Decrease)	(245,919)	(11,081,007)	(116,082)	(3,797,501)
Class R4
Shares Sold	81,660	$ 3,991,868	157,329	$ 6,064,966
Shares Redeemed	(305,181)	(15,359,066)	(325,377)	(12,421,190)
Net Increase (Decrease)	(223,521)	(11,367,198)	(168,048)	(6,356,224)
Class R5
Shares Sold	9,791	$ 530,213	45,520	$ 1,922,780
Shares Redeemed	(56,165)	(2,855,392)	(245,886)	(10,877,510)
Net Increase (Decrease)	(46,374)	(2,325,179)	(200,366)	(8,954,730)
Class R6
Shares Sold	123,277	$ 6,844,474	208,369	$ 9,009,708
Shares Redeemed	(366,456)	(20,638,242)	(531,843)	(22,977,986)
Net Increase (Decrease)	(243,179)	(13,793,768)	(323,474)	(13,968,278)
Class Y
Shares Sold	110,829	$ 6,061,663	473,218	$ 19,239,168
Shares Redeemed	(349,470)	(20,151,456)	(7,375,702)	(306,256,689)
Net Increase (Decrease)	(238,641)	(14,089,793)	(6,902,484)	(287,017,521)
91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,065,791	$ 53,715,607	3,274,425	$ 123,803,774
Shares Redeemed	(2,919,217)	(145,612,738)	(5,740,998)	(221,271,995)
Net Increase (Decrease)	(1,853,426)	(91,897,131)	(2,466,573)	(97,468,221)
Total Net Increase (Decrease)	(9,124,175)	$ (348,327,200)	(28,478,378)	$ (889,809,215)
Healthcare Fund
Class A
Shares Sold	447,971	$ 16,499,340	1,301,739	$ 45,460,254
Shares Issued for Reinvested Dividends	—	—	196,124	7,042,794
Shares Redeemed	(1,727,596)	(63,493,337)	(2,956,846)	(103,102,020)
Net Increase (Decrease)	(1,279,625)	(46,993,997)	(1,458,983)	(50,598,972)
Class C
Shares Sold	24,110	$ 622,920	163,228	$ 3,989,709
Shares Issued for Reinvested Dividends	—	—	47,740	1,199,709
Shares Redeemed	(606,627)	(15,475,726)	(1,582,649)	(38,563,268)
Net Increase (Decrease)	(582,517)	(14,852,806)	(1,371,681)	(33,373,850)
Class I
Shares Sold	279,304	$ 11,324,937	1,079,046	$ 41,054,526
Shares Issued for Reinvested Dividends	—	—	71,577	2,796,522
Shares Redeemed	(1,184,846)	(47,280,488)	(2,970,902)	(112,760,203)
Net Increase (Decrease)	(905,542)	(35,955,551)	(1,820,279)	(68,909,155)
Class R3
Shares Sold	35,800	$ 1,335,265	80,030	$ 2,856,815
Shares Issued for Reinvested Dividends	—	—	6,877	252,596
Shares Redeemed	(106,845)	(4,020,748)	(182,612)	(6,524,888)
Net Increase (Decrease)	(71,045)	(2,685,483)	(95,705)	(3,415,477)
Class R4
Shares Sold	19,928	$ 801,859	70,185	$ 2,741,314
Shares Issued for Reinvested Dividends	—	—	3,129	125,231
Shares Redeemed	(62,966)	(2,608,939)	(144,526)	(5,618,832)
Net Increase (Decrease)	(43,038)	(1,807,080)	(71,212)	(2,752,287)
Class R5
Shares Sold	14,022	$ 630,465	48,190	$ 2,038,977
Shares Issued for Reinvested Dividends	—	—	2,019	87,211
Shares Redeemed	(27,309)	(1,202,799)	(165,352)	(6,924,570)
Net Increase (Decrease)	(13,287)	(572,334)	(115,143)	(4,798,382)
Class R6
Shares Sold	50,348	$ 2,324,282	110,149	$ 4,734,421
Shares Issued for Reinvested Dividends	—	—	10,675	471,423
Shares Redeemed	(1,188,580)	(56,793,139)	(159,269)	(6,878,936)
Net Increase (Decrease)	(1,138,232)	(54,468,857)	(38,445)	(1,673,092)
Class Y
Shares Sold	22,064	$ 990,417	100,980	$ 4,321,489
Shares Issued for Reinvested Dividends	—	—	10,049	442,364
Shares Redeemed	(361,386)	(16,345,256)	(271,441)	(11,570,093)
Net Increase (Decrease)	(339,322)	(15,354,839)	(160,412)	(6,806,240)
Class F
Shares Sold	38,969	$ 1,606,161	150,600	$ 5,747,539
Shares Issued for Reinvested Dividends	—	—	7,839	308,479
Shares Redeemed	(86,310)	(3,496,489)	(307,793)	(11,823,537)
Net Increase (Decrease)	(47,341)	(1,890,328)	(149,354)	(5,767,519)
Total Net Increase (Decrease)	(4,419,949)	$ (174,581,275)	(5,281,214)	$ (178,094,974)
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	2,052,319	$ 51,826,798	4,663,543	$ 111,083,626
Shares Issued for Reinvested Dividends	2,134,231	51,029,462	8,756,422	203,761,943
Shares Redeemed	(8,365,600)	(209,275,313)	(18,125,910)	(431,123,450)
Net Increase (Decrease)	(4,179,050)	(106,419,053)	(4,705,945)	(116,277,881)
Class C
Shares Sold	175,798	$ 2,252,472	506,661	$ 6,427,019
Shares Issued for Reinvested Dividends	546,298	6,632,061	2,612,337	31,844,391
Shares Redeemed	(2,917,247)	(37,542,175)	(6,406,226)	(80,617,358)
Net Increase (Decrease)	(2,195,151)	(28,657,642)	(3,287,228)	(42,345,948)
Class I
Shares Sold	2,836,399	$ 77,262,864	6,582,892	$ 166,366,039
Shares Issued for Reinvested Dividends	971,896	24,744,469	5,489,567	135,482,515
Shares Redeemed	(10,704,864)	(284,321,697)	(33,099,640)	(845,777,777)
Net Increase (Decrease)	(6,896,569)	(182,314,364)	(21,027,181)	(543,929,223)
Class R3
Shares Sold	101,345	$ 2,964,362	299,005	$ 8,360,323
Shares Issued for Reinvested Dividends	42,865	1,195,077	178,795	4,852,488
Shares Redeemed	(302,314)	(8,901,173)	(585,026)	(16,127,356)
Net Increase (Decrease)	(158,104)	(4,741,734)	(107,226)	(2,914,545)
Class R4
Shares Sold	129,389	$ 4,096,584	283,672	$ 8,471,150
Shares Issued for Reinvested Dividends	35,056	1,056,244	181,833	5,307,702
Shares Redeemed	(460,780)	(14,588,724)	(1,371,039)	(41,097,467)
Net Increase (Decrease)	(296,335)	(9,435,896)	(905,534)	(27,318,615)
Class R5
Shares Sold	82,989	$ 2,782,373	368,675	$ 11,523,482
Shares Issued for Reinvested Dividends	35,281	1,125,457	164,130	5,051,920
Shares Redeemed	(592,324)	(19,670,567)	(1,396,945)	(44,143,219)
Net Increase (Decrease)	(474,054)	(15,762,737)	(864,140)	(27,567,817)
Class R6
Shares Sold	749,238	$ 25,727,170	2,722,323	$ 87,055,047
Shares Issued for Reinvested Dividends	230,037	7,487,691	1,541,892	48,369,139
Shares Redeemed	(4,554,728)	(153,053,481)	(12,907,197)	(408,843,530)
Net Increase (Decrease)	(3,575,453)	(119,838,620)	(8,642,982)	(273,419,344)
Class Y
Shares Sold	1,040,342	$ 35,717,072	1,257,284	$ 40,054,484
Shares Issued for Reinvested Dividends	162,652	5,273,187	852,549	26,659,212
Shares Redeemed	(2,377,871)	(82,725,085)	(5,841,998)	(185,981,433)
Net Increase (Decrease)	(1,174,877)	(41,734,826)	(3,732,165)	(119,267,737)
Class F
Shares Sold	3,574,170	$ 96,517,917	8,672,702	$ 220,869,153
Shares Issued for Reinvested Dividends	1,561,537	40,084,661	6,352,934	157,933,948
Shares Redeemed	(9,750,294)	(264,000,026)	(18,259,601)	(466,077,861)
Net Increase (Decrease)	(4,614,587)	(127,397,448)	(3,233,965)	(87,274,760)
Total Net Increase (Decrease)	(23,564,180)	$ (636,302,320)	(46,506,366)	$ (1,240,315,870)
MidCap Value Fund
Class A
Shares Sold	1,014,307	$ 16,103,436	3,253,017	$ 50,352,162
Shares Issued for Reinvested Dividends	1,818,899	27,909,782	2,463,226	37,164,191
Shares Redeemed	(2,050,522)	(32,519,892)	(3,305,513)	(51,240,395)
Net Increase (Decrease)	782,684	11,493,326	2,410,730	36,275,958
Class C
Shares Sold	11,378	$ 131,216	86,737	$ 1,025,509
Shares Issued for Reinvested Dividends	42,195	464,266	81,396	910,823
Shares Redeemed	(123,725)	(1,422,826)	(270,895)	(3,117,702)
Net Increase (Decrease)	(70,152)	(827,344)	(102,762)	(1,181,370)
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	340,181	$ 5,542,846	646,946	$ 10,192,914
Shares Issued for Reinvested Dividends	198,687	3,102,274	258,112	3,950,273
Shares Redeemed	(587,190)	(9,632,412)	(517,949)	(8,114,049)
Net Increase (Decrease)	(48,322)	(987,292)	387,109	6,029,138
Class R3
Shares Sold	16,733	$ 286,935	56,880	$ 943,176
Shares Issued for Reinvested Dividends	23,866	390,590	35,095	564,683
Shares Redeemed	(18,710)	(320,444)	(82,355)	(1,351,665)
Net Increase (Decrease)	21,889	357,081	9,620	156,194
Class R4
Shares Sold	11,681	$ 207,120	58,924	$ 997,138
Shares Issued for Reinvested Dividends	17,197	291,520	46,207	766,653
Shares Redeemed	(28,645)	(509,455)	(351,227)	(5,910,725)
Net Increase (Decrease)	233	(10,815)	(246,096)	(4,146,934)
Class R5
Shares Sold	4,323	$ 75,629	8,013	$ 140,217
Shares Issued for Reinvested Dividends	8,115	140,909	11,169	188,828
Shares Redeemed	(2,809)	(50,947)	(12,074)	(205,489)
Net Increase (Decrease)	9,629	165,591	7,108	123,556
Class R6
Shares Sold	1,609	$ 25,683	6,696	$ 110,009
Shares Issued for Reinvested Dividends	635	9,926	72	1,104
Shares Redeemed	(611)	(9,917)	(196)	(3,171)
Net Increase (Decrease)	1,633	25,692	6,572	107,942
Class Y
Shares Sold	51,965	$ 932,243	79,929	$ 1,404,965
Shares Issued for Reinvested Dividends	25,088	437,120	41,842	709,229
Shares Redeemed	(87,205)	(1,582,947)	(158,920)	(2,748,831)
Net Increase (Decrease)	(10,152)	(213,584)	(37,149)	(634,637)
Class F
Shares Sold	2,071,505	$ 33,417,561	5,924,589	$ 93,144,107
Shares Issued for Reinvested Dividends	2,287,366	35,752,266	3,043,527	46,563,377
Shares Redeemed	(3,690,824)	(59,643,188)	(6,008,282)	(95,070,969)
Net Increase (Decrease)	668,047	9,526,639	2,959,834	44,636,515
Total Net Increase (Decrease)	1,355,489	$ 19,529,294	5,394,966	$ 81,366,362
Small Cap Growth Fund
Class A
Shares Sold	57,272	$ 2,303,634	155,014	$ 5,836,621
Shares Issued for Reinvested Dividends	146,546	5,532,119	—	—
Shares Redeemed	(295,185)	(11,859,569)	(522,201)	(19,662,365)
Net Increase (Decrease)	(91,367)	(4,023,816)	(367,187)	(13,825,744)
Class C
Shares Sold	15,875	$ 337,953	18,699	$ 394,178
Shares Issued for Reinvested Dividends	4,579	90,111	—	—
Shares Redeemed	(11,826)	(246,121)	(60,184)	(1,216,301)
Net Increase (Decrease)	8,628	181,943	(41,485)	(822,123)
Class I
Shares Sold	83,566	$ 3,649,568	154,169	$ 6,283,127
Shares Issued for Reinvested Dividends	40,612	1,673,198	—	—
Shares Redeemed	(192,719)	(8,341,779)	(573,844)	(23,472,185)
Net Increase (Decrease)	(68,541)	(3,019,013)	(419,675)	(17,189,058)
Class R3
Shares Sold	9,667	$ 374,628	32,980	$ 1,226,925
Shares Issued for Reinvested Dividends	5,829	212,751	—	—
Shares Redeemed	(32,963)	(1,314,215)	(51,801)	(1,918,024)
Net Increase (Decrease)	(17,467)	(726,836)	(18,821)	(691,099)
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	19,094	$ 823,264	38,966	$ 1,563,808
Shares Issued for Reinvested Dividends	6,470	259,595	—	—
Shares Redeemed	(51,141)	(2,122,655)	(126,909)	(5,147,518)
Net Increase (Decrease)	(25,577)	(1,039,796)	(87,943)	(3,583,710)
Class R5
Shares Sold	30,583	$ 1,476,107	33,461	$ 1,499,720
Shares Issued for Reinvested Dividends	9,503	419,366	—	—
Shares Redeemed	(24,173)	(1,119,737)	(208,543)	(9,254,622)
Net Increase (Decrease)	15,913	775,736	(175,082)	(7,754,902)
Class R6
Shares Sold	81,797	$ 3,971,935	197,829	$ 8,849,604
Shares Issued for Reinvested Dividends	25,271	1,144,515	—	—
Shares Redeemed	(235,331)	(11,306,417)	(696,967)	(31,143,300)
Net Increase (Decrease)	(128,263)	(6,189,967)	(499,138)	(22,293,696)
Class Y
Shares Sold	242,155	$ 11,654,366	544,524	$ 24,315,403
Shares Issued for Reinvested Dividends	49,728	2,247,723	—	—
Shares Redeemed	(597,072)	(27,746,263)	(1,371,921)	(61,471,380)
Net Increase (Decrease)	(305,189)	(13,844,174)	(827,397)	(37,155,977)
Class F
Shares Sold	30,643	$ 1,302,205	99,497	$ 4,035,295
Shares Issued for Reinvested Dividends	21,090	876,923	—	—
Shares Redeemed	(89,735)	(3,941,038)	(123,576)	(5,216,632)
Net Increase (Decrease)	(38,002)	(1,761,910)	(24,079)	(1,181,337)
Total Net Increase (Decrease)	(649,865)	$ (29,647,833)	(2,460,807)	$ (104,497,646)
Small Cap Value Fund
Class A
Shares Sold	239,745	$ 2,697,494	387,666	$ 4,181,479
Shares Issued for Reinvested Dividends	143,313	1,629,023	416,107	4,415,619
Shares Redeemed	(430,401)	(4,890,626)	(757,775)	(8,209,423)
Net Increase (Decrease)	(47,343)	(564,109)	45,998	387,675
Class C
Shares Sold	7,007	$ 64,932	60,452	$ 547,796
Shares Issued for Reinvested Dividends	4,875	45,570	19,088	170,434
Shares Redeemed	(52,191)	(490,266)	(98,692)	(894,412)
Net Increase (Decrease)	(40,309)	(379,764)	(19,152)	(176,182)
Class I
Shares Sold	174,108	$ 1,945,993	348,659	$ 3,795,465
Shares Issued for Reinvested Dividends	61,148	699,430	181,595	1,930,669
Shares Redeemed	(384,210)	(4,372,645)	(633,908)	(6,999,022)
Net Increase (Decrease)	(148,954)	(1,727,222)	(103,654)	(1,272,888)
Class R3
Shares Sold	2,846	$ 33,785	10,930	$ 121,542
Shares Issued for Reinvested Dividends	1,465	17,434	5,673	63,190
Shares Redeemed	(887)	(10,911)	(29,630)	(319,731)
Net Increase (Decrease)	3,424	40,308	(13,027)	(134,999)
Class R4
Shares Sold	450	$ 5,473	8,282	$ 92,173
Shares Issued for Reinvested Dividends	373	4,539	426	4,769
Shares Redeemed	(38)	(470)	(111)	(1,339)
Net Increase (Decrease)	785	9,542	8,597	95,603
Class R5
Shares Sold	5,547	$ 66,329	23,997	$ 272,469
Shares Issued for Reinvested Dividends	5,989	72,871	13,843	155,982
Shares Redeemed	(11,195)	(137,549)	(8,636)	(98,258)
Net Increase (Decrease)	341	1,651	29,204	330,193
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	67,314	$ 807,401	219,026	$ 2,479,985
Shares Issued for Reinvested Dividends	26,489	322,438	60,343	679,555
Shares Redeemed	(70,173)	(849,056)	(173,347)	(1,969,706)
Net Increase (Decrease)	23,630	280,783	106,022	1,189,834
Class Y
Shares Sold	75,373	$ 891,728	38,678	$ 454,312
Shares Issued for Reinvested Dividends	7,838	95,196	22,709	255,370
Shares Redeemed	(41,269)	(496,766)	(69,989)	(799,009)
Net Increase (Decrease)	41,942	490,158	(8,602)	(89,327)
Class F
Shares Sold	304,525	$ 3,461,666	383,196	$ 3,948,517
Shares Issued for Reinvested Dividends	86,983	995,586	325,456	3,455,462
Shares Redeemed	(145,357)	(1,661,879)	(1,654,882)	(17,958,569)
Net Increase (Decrease)	246,151	2,795,373	(946,230)	(10,554,590)
Total Net Increase (Decrease)	79,667	$ 946,720	(900,844)	$ (10,224,681)
Small Company Fund
Class A
Shares Sold	648,699	$ 11,435,872	1,415,739	$ 22,905,568
Shares Redeemed	(1,523,397)	(26,926,884)	(3,212,789)	(51,985,220)
Net Increase (Decrease)	(874,698)	(15,491,012)	(1,797,050)	(29,079,652)
Class C
Shares Sold	16,343	$ 130,670	56,355	$ 427,212
Shares Redeemed	(142,076)	(1,146,290)	(301,569)	(2,211,734)
Net Increase (Decrease)	(125,733)	(1,015,620)	(245,214)	(1,784,522)
Class I
Shares Sold	43,477	$ 862,393	331,768	$ 5,960,093
Shares Redeemed	(193,421)	(3,800,615)	(740,806)	(13,298,679)
Net Increase (Decrease)	(149,944)	(2,938,222)	(409,038)	(7,338,586)
Class R3
Shares Sold	46,050	$ 934,492	112,088	$ 2,032,887
Shares Redeemed	(60,240)	(1,225,305)	(128,816)	(2,377,931)
Net Increase (Decrease)	(14,190)	(290,813)	(16,728)	(345,044)
Class R4
Shares Sold	30,758	$ 673,777	60,842	$ 1,232,470
Shares Redeemed	(66,065)	(1,478,974)	(116,869)	(2,400,551)
Net Increase (Decrease)	(35,307)	(805,197)	(56,027)	(1,168,081)
Class R5
Shares Sold	10,246	$ 251,909	25,059	$ 568,418
Shares Redeemed	(51,914)	(1,288,383)	(90,523)	(2,063,587)
Net Increase (Decrease)	(41,668)	(1,036,474)	(65,464)	(1,495,169)
Class R6
Shares Sold	72,771	$ 1,868,753	153,510	$ 3,558,305
Shares Redeemed	(35,377)	(910,600)	(99,429)	(2,354,479)
Net Increase (Decrease)	37,394	958,153	54,081	1,203,826
Class Y
Shares Sold	34,699	$ 849,027	85,301	$ 1,979,877
Shares Redeemed	(192,686)	(4,967,920)	(1,436,249)	(32,576,101)
Net Increase (Decrease)	(157,987)	(4,118,893)	(1,350,948)	(30,596,224)
Class F
Shares Sold	1,049,204	$ 20,761,539	2,505,923	$ 45,332,748
Shares Redeemed	(1,630,580)	(32,631,850)	(2,762,568)	(50,200,018)
Net Increase (Decrease)	(581,376)	(11,870,311)	(256,645)	(4,867,270)
Total Net Increase (Decrease)	(1,943,509)	$ (36,608,389)	(4,143,033)	$ (75,470,722)

(1)	Includes In-Kind Redemptions during the year ended October 31, 2023.
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

13.	Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the year ended October 31, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemptions.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
17.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The Board of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. has approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund, and Small Company Fund. The Reverse Stock Split will be completed after the close of business on or about September 13, 2024. For more information on the Reverse Stock Split, please see the supplement to the Funds' statutory prospectus.
97

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
98

Hartford Domestic Equity Funds
Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of The Hartford Growth Opportunities Fund (the "Fund") was held on December 13, 2023, which was ultimately adjourned until January 23, 2024 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Fund did not achieve the necessary quorum under the Investment Company Act of 1940, as amended, to approve the proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and eliminate a related fundamental diversification policy. As a result, the Fund  remains diversified and remains subject to its related fundamental diversification policy. The final results of the Shareholder Meeting are below:

Shares Outstanding (as of Record Date (September 25, 2023)): 116,143,369
Total Shares Voted: 55,586,848
Percentage of Shares Voted: 47.86%
Votes For: 39,281,974
Percentage of Shares For: 70.67%
Votes Against: 8,312,958
Percentage of Shares Against: 14.95%
Votes Abstained: 7,991,916
Percentage of Shares Abstained: 14.38%
99

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
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b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
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to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
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c)	insurance companies;
d)	administrators; and
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who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
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c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
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For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
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as required by law.
We only disclose Personal Health Information with:
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Our employees have access to Personal Information in the course of doing their jobs, such as:
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d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
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Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
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d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
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d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE24    06/24     Printed in the U.S.A.

Hartford International/
Global Equity Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ Hartford Climate Opportunities Fund
■ Hartford Emerging Markets Equity Fund
■ Hartford Global Impact Fund
■ Hartford International Equity Fund
■ The Hartford International Growth Fund
■ The Hartford International Opportunities Fund
■ The Hartford International Value Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford International/Global Equity Funds

Hartford Climate Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 02/29/2016
Sub-advised by Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (Schroder Investment Management North America Limited serves as a sub-sub-adviser)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	21.19%	8.50%	11.14%	10.87%
Class A4	14.53%	2.53%	9.89%	10.10%
Class C3	20.76%	7.74%	10.41%	10.33%
Class C5	19.76%	6.74%	10.41%	10.33%
Class I3	21.35%	8.84%	11.48%	11.19%
Class R3[3]	21.04%	8.25%	11.35%	10.96%
Class R4[3]	21.25%	8.67%	11.33%	11.01%
Class R5[3]	21.37%	8.93%	11.56%	11.20%
Class R6[3]	21.44%	9.03%	11.70%	11.33%
Class Y3	21.36%	8.88%	11.58%	11.25%
Class F3	21.45%	9.09%	11.66%	11.31%
MSCI ACWI Index (Net)	19.77%	17.46%	9.44%	11.11%

[1]	Not annualized.
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Prior to 11/08/2019, the Fund pursued a modified strategy and Wellington Management served as the Fund’s only sub-adviser.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.20%	1.19%
Class C	1.98%	1.94%
Class I	0.93%	0.89%
Class R3	1.53%	1.41%
Class R4	1.23%	1.11%
Class R5	0.92%	0.81%
Class R6	0.81%	0.69%
Class Y	0.92%	0.79%
Class F	0.81%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund's performance depends on the ability of the investment manager in selecting, overseeing, and allocating Fund assets to the sub-advisers. The sub-advisers' investment styles may not be complementary. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • The Fund’s climate focus may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. Certain climate-focused investments may be dependent on government policies and subsidies. • There are risks of focusing investments in securities of companies in the utilities and industrials sectors which may cause the Fund's performance to be sensitive to developments in those sectors.

2

Hartford Climate Opportunities Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.0%
Consumer Discretionary	10.8
Consumer Staples	2.7
Financials	7.2
Industrials	48.4
Information Technology	16.9
Materials	2.3
Real Estate	0.7
Utilities	5.9
Total	97.9%
Short-Term Investments	0.2
Other Assets & Liabilities	1.9
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
3

Hartford Emerging Markets Equity Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.27%	16.87%	3.21%	3.47%
Class A3	11.76%	10.44%	2.05%	2.89%
Class C2	17.84%	16.14%	2.45%	2.71%
Class C4	16.84%	15.14%	2.45%	2.71%
Class I2	18.44%	17.32%	3.51%	3.82%
Class R3[2]	18.18%	16.63%	2.95%	3.21%
Class R4[2]	18.14%	16.90%	3.20%	3.48%
Class R5[2]	18.42%	17.43%	3.49%	3.73%
Class R6[2]	18.59%	17.46%	3.70%	3.95%
Class Y2	18.37%	17.24%	3.54%	3.87%
Class F2	18.45%	17.46%	3.67%	3.92%
MSCI Emerging Markets Index (Net)	15.40%	9.88%	1.89%	2.96%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 05/07/2015 reflects when the Fund pursued a modified investment strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.50%	1.45%
Class C	2.29%	2.20%
Class I	1.15%	1.15%
Class R3	1.76%	1.70%
Class R4	1.46%	1.45%
Class R5	1.16%	1.15%
Class R6	1.04%	0.98%
Class Y	1.15%	1.10%
Class F	1.04%	0.98%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.2%
Consumer Discretionary	14.3
Consumer Staples	4.4
Energy	4.5
Financials	23.9
Health Care	3.9
Industrials	6.3
Information Technology	21.3
Materials	7.1
Real Estate	3.2
Utilities	1.7
Total	98.8%
Short-Term Investments	0.5
Other Assets & Liabilities	0.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Global Impact Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 02/28/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	18.56%	8.06%	6.96%	8.13%
Class A4	12.04%	2.12%	5.75%	7.28%
Class C3	18.10%	7.28%	6.19%	7.40%
Class C5	17.10%	6.28%	6.19%	7.40%
Class I3	18.68%	8.41%	7.31%	8.51%
Class R3[3]	18.39%	7.89%	6.74%	8.01%
Class R4[3]	18.60%	8.17%	7.06%	8.25%
Class R5[3]	18.77%	8.57%	7.37%	8.53%
Class R6[3]	18.81%	8.62%	7.49%	8.64%
Class Y3	18.74%	8.58%	7.45%	8.59%
Class F3	18.85%	8.64%	7.50%	8.65%
MSCI ACWI Index (Net)	19.77%	17.46%	9.44%	9.66%

[1]	Not annualized.
[2]	Inception: 02/28/2017
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Performance information prior to 10/07/2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.24%	1.19%
Class C	2.01%	1.94%
Class I	0.88%	0.88%
Class R3	1.48%	1.41%
Class R4	1.18%	1.11%
Class R5	0.88%	0.81%
Class R6	0.77%	0.69%
Class Y	0.87%	0.79%
Class F	0.77%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • The Fund’s impact investing focus may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.9%
Consumer Discretionary	8.5
Consumer Staples	2.7
Financials	9.6
Health Care	19.7
Industrials	29.9
Information Technology	18.6
Materials	2.6
Real Estate	1.9
Utilities	0.5
Total	96.9%
Short-Term Investments	0.9
Other Assets & Liabilities	2.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford International Equity Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 06/30/2008 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	16.11%	6.65%	4.60%	3.77%
Class A3	9.72%	0.79%	3.42%	3.18%
Class C2	15.59%	5.79%	3.79%	2.97%
Class C4	14.59%	4.79%	3.79%	2.97%
Class I2	16.24%	7.09%	4.96%	4.12%
Class R3[2]	15.91%	6.31%	4.31%	3.48%
Class R4[2]	16.13%	6.70%	4.62%	3.78%
Class R5[2]	16.24%	6.96%	4.92%	4.08%
Class R6[2]	16.36%	7.15%	5.05%	4.28%
Class Y2	16.31%	7.07%	4.95%	4.19%
Class F2	16.25%	7.15%	5.05%	4.21%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 08/13/2015 reflects when the Fund pursued a modified investment strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.79%	1.79%
Class I	0.63%	0.63%
Class R3	1.26%	1.26%
Class R4	0.96%	0.96%
Class R5	0.66%	0.66%
Class R6	0.54%	0.54%
Class Y	0.60%	0.60%
Class F	0.54%	0.54%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio teams, and among different asset classes, may not work as intended. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.5%
Consumer Discretionary	13.5
Consumer Staples	9.4
Energy	3.9
Financials	17.2
Health Care	9.4
Industrials	14.9
Information Technology	12.7
Materials	5.9
Real Estate	1.0
Utilities	0.9
Total	97.3%
Short-Term Investments	1.1
Other Assets & Liabilities	1.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford International Growth Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.83%	7.74%	4.39%	4.33%
Class A3	14.18%	1.82%	3.22%	3.74%
Class C2	20.36%	6.87%	3.60%	3.55%
Class C4	19.36%	5.87%	3.60%	3.55%
Class I2	21.00%	8.02%	4.71%	4.66%
Class R3[2]	20.66%	7.43%	4.10%	4.06%
Class R4[2]	20.75%	7.71%	4.41%	4.37%
Class R5[2]	20.93%	7.99%	4.72%	4.69%
Class R6[2]	21.05%	8.16%	4.85%	4.80%
Class Y2	21.01%	8.02%	4.74%	4.73%
Class F2	21.04%	8.15%	4.85%	4.75%
MSCI ACWI ex USA Growth Index (Net)[5]	19.07%	7.05%	4.99%	4.75%
MSCI ACWI ex USA Index (Net)[5]	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.34%	1.30%
Class C	2.14%	2.05%
Class I	1.00%	0.98%
Class R3	1.61%	1.57%
Class R4	1.31%	1.27%
Class R5	0.97%	0.97%
Class R6	0.89%	0.85%
Class Y	1.00%	0.95%
Class F	0.89%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Because the Fund may hold a limited number of securities, the Fund is subject to a greater risk of loss if any of those securities decline in price.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.2%
Consumer Discretionary	19.5
Consumer Staples	6.5
Energy	3.5
Financials	6.3
Health Care	10.7
Industrials	16.6
Information Technology	22.5
Materials	1.8
Total	98.6%
Short-Term Investments	1.7
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford International Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	16.64%	9.01%	5.57%	4.20%
Class A3	10.22%	3.01%	4.39%	3.61%
Class C2	16.11%	8.10%	4.76%	3.41%
Class C4	15.11%	7.10%	4.76%	3.41%
Class I2	16.84%	9.35%	5.91%	4.53%
Class R3[2]	16.48%	8.68%	5.25%	3.90%
Class R4[2]	16.64%	9.05%	5.57%	4.22%
Class R5[2]	16.81%	9.34%	5.89%	4.53%
Class R6[2]	16.79%	9.44%	5.99%	4.63%
Class Y2	16.81%	9.39%	5.93%	4.59%
Class F2	16.87%	9.45%	6.01%	4.61%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.87%	1.87%
Class I	0.80%	0.80%
Class R3	1.42%	1.42%
Class R4	1.11%	1.11%
Class R5	0.80%	0.80%
Class R6	0.70%	0.70%
Class Y	0.80%	0.80%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.9%
Consumer Discretionary	9.5
Consumer Staples	5.4
Energy	6.6
Financials	20.6
Health Care	8.3
Industrials	15.2
Information Technology	17.4
Materials	4.5
Real Estate	0.6
Utilities	3.0
Total	96.0%
Short-Term Investments	0.8
Other Assets & Liabilities	3.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford International Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	15.63%	12.69%	7.45%	5.33%
Class A3	9.27%	6.49%	6.24%	4.73%
Class C2	15.25%	11.87%	6.64%	4.58%
Class C4	14.25%	10.87%	6.64%	4.58%
Class I2	15.84%	13.05%	7.76%	5.66%
Class R3[2]	15.44%	12.31%	7.08%	4.99%
Class R4[2]	15.61%	12.60%	7.39%	5.31%
Class R5[2]	15.84%	13.06%	7.74%	5.64%
Class R6[2]	15.82%	13.10%	7.85%	5.74%
Class Y2	15.77%	13.05%	7.77%	5.70%
Class F2	15.86%	13.14%	7.84%	5.73%
MSCI EAFE Value Index (Net)[5]	17.06%	12.49%	5.68%	3.16%
MSCI EAFE Index (Net)[5]	18.63%	9.28%	6.18%	4.38%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.18%	1.18%
Class C	1.94%	1.94%
Class I	0.91%	0.91%
Class R3	1.53%	1.53%
Class R4	1.23%	1.23%
Class R5	0.91%	0.91%
Class R6	0.81%	0.81%
Class Y	0.89%	0.89%
Class F	0.81%	0.81%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. These risks may also be greater, and there may be additional risks, if the Fund focuses in a particular geographic region or country, such as Japan. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

9

The Hartford International Value Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	13.4
Consumer Staples	6.4
Energy	8.6
Financials	23.0
Health Care	8.0
Industrials	13.1
Information Technology	2.9
Materials	9.3
Real Estate	1.5
Utilities	1.6
Total	95.9%
Short-Term Investments	2.1
Other Assets & Liabilities	2.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
10

Hartford International/Global Equity Funds
Index Glossary (Unaudited)

MSCI ACWI ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the US) and emerging market countries.
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
11

Hartford International/Global Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Climate Opportunities Fund
Class A	$ 1,000.00	$ 1,211.90	$ 6.43	$ 1,000.00	$ 1,019.05	$ 5.87	1.17%
Class C	$ 1,000.00	$ 1,207.60	$ 10.65	$ 1,000.00	$ 1,015.22	$ 9.72	1.94%
Class I	$ 1,000.00	$ 1,213.50	$ 4.90	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class R3	$ 1,000.00	$ 1,210.40	$ 7.53	$ 1,000.00	$ 1,018.05	$ 6.87	1.37%
Class R4	$ 1,000.00	$ 1,212.50	$ 5.23	$ 1,000.00	$ 1,020.04	$ 4.77	0.95%
Class R5	$ 1,000.00	$ 1,213.70	$ 4.46	$ 1,000.00	$ 1,020.84	$ 4.07	0.81%
Class R6	$ 1,000.00	$ 1,214.40	$ 3.80	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class Y	$ 1,000.00	$ 1,213.60	$ 4.35	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class F	$ 1,000.00	$ 1,214.50	$ 3.80	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Hartford Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 1,182.70	$ 7.87	$ 1,000.00	$ 1,017.65	$ 7.27	1.45%
Class C	$ 1,000.00	$ 1,178.40	$ 11.92	$ 1,000.00	$ 1,013.92	$ 11.02	2.20%
Class I	$ 1,000.00	$ 1,184.40	$ 6.25	$ 1,000.00	$ 1,019.14	$ 5.77	1.15%
Class R3	$ 1,000.00	$ 1,181.80	$ 9.22	$ 1,000.00	$ 1,016.41	$ 8.52	1.70%
Class R4	$ 1,000.00	$ 1,181.40	$ 7.81	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class R5	$ 1,000.00	$ 1,184.20	$ 6.25	$ 1,000.00	$ 1,019.14	$ 5.77	1.15%
Class R6	$ 1,000.00	$ 1,185.90	$ 5.33	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
Class Y	$ 1,000.00	$ 1,183.70	$ 5.97	$ 1,000.00	$ 1,019.39	$ 5.52	1.10%
Class F	$ 1,000.00	$ 1,184.50	$ 5.32	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
12

Hartford International/Global Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Global Impact Fund
Class A	$ 1,000.00	$ 1,185.60	$ 6.47	$ 1,000.00	$ 1,018.95	$ 5.97	1.19%
Class C	$ 1,000.00	$ 1,181.00	$ 10.52	$ 1,000.00	$ 1,015.22	$ 9.72	1.94%
Class I	$ 1,000.00	$ 1,186.80	$ 4.68	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class R3	$ 1,000.00	$ 1,183.90	$ 7.66	$ 1,000.00	$ 1,017.85	$ 7.07	1.41%
Class R4	$ 1,000.00	$ 1,186.00	$ 6.03	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class R5	$ 1,000.00	$ 1,187.70	$ 4.41	$ 1,000.00	$ 1,020.84	$ 4.07	0.81%
Class R6	$ 1,000.00	$ 1,188.10	$ 3.75	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class Y	$ 1,000.00	$ 1,187.40	$ 4.30	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class F	$ 1,000.00	$ 1,188.50	$ 3.75	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Hartford International Equity Fund
Class A	$ 1,000.00	$ 1,161.10	$ 5.16	$ 1,000.00	$ 1,020.09	$ 4.82	0.96%
Class C	$ 1,000.00	$ 1,155.90	$ 9.59	$ 1,000.00	$ 1,015.96	$ 8.97	1.79%
Class I	$ 1,000.00	$ 1,162.40	$ 3.39	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class R3	$ 1,000.00	$ 1,159.10	$ 6.66	$ 1,000.00	$ 1,018.70	$ 6.22	1.24%
Class R4	$ 1,000.00	$ 1,161.30	$ 5.16	$ 1,000.00	$ 1,020.09	$ 4.82	0.96%
Class R5	$ 1,000.00	$ 1,162.40	$ 3.44	$ 1,000.00	$ 1,021.68	$ 3.22	0.64%
Class R6	$ 1,000.00	$ 1,163.60	$ 2.90	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
Class Y	$ 1,000.00	$ 1,163.10	$ 3.39	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class F	$ 1,000.00	$ 1,162.50	$ 2.90	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
The Hartford International Growth Fund
Class A	$ 1,000.00	$ 1,208.30	$ 7.14	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%
Class C	$ 1,000.00	$ 1,203.60	$ 11.23	$ 1,000.00	$ 1,014.67	$ 10.27	2.05%
Class I	$ 1,000.00	$ 1,210.00	$ 5.38	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
Class R3	$ 1,000.00	$ 1,206.60	$ 8.61	$ 1,000.00	$ 1,017.06	$ 7.87	1.57%
Class R4	$ 1,000.00	$ 1,207.50	$ 6.97	$ 1,000.00	$ 1,018.55	$ 6.37	1.27%
Class R5	$ 1,000.00	$ 1,209.30	$ 5.49	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R6	$ 1,000.00	$ 1,210.50	$ 4.67	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class Y	$ 1,000.00	$ 1,210.10	$ 5.22	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class F	$ 1,000.00	$ 1,210.40	$ 4.67	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
The Hartford International Opportunities Fund
Class A	$ 1,000.00	$ 1,166.40	$ 5.93	$ 1,000.00	$ 1,019.39	$ 5.52	1.10%
Class C	$ 1,000.00	$ 1,161.10	$ 10.21	$ 1,000.00	$ 1,015.42	$ 9.52	1.90%
Class I	$ 1,000.00	$ 1,168.40	$ 4.21	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class R3	$ 1,000.00	$ 1,164.80	$ 7.59	$ 1,000.00	$ 1,017.85	$ 7.07	1.41%
Class R4	$ 1,000.00	$ 1,166.40	$ 5.98	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class R5	$ 1,000.00	$ 1,168.10	$ 4.26	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class R6	$ 1,000.00	$ 1,167.90	$ 3.77	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Class Y	$ 1,000.00	$ 1,168.10	$ 4.26	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class F	$ 1,000.00	$ 1,168.70	$ 3.77	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
The Hartford International Value Fund
Class A	$ 1,000.00	$ 1,156.30	$ 6.22	$ 1,000.00	$ 1,019.10	$ 5.82	1.16%
Class C	$ 1,000.00	$ 1,152.50	$ 10.22	$ 1,000.00	$ 1,015.37	$ 9.57	1.91%
Class I	$ 1,000.00	$ 1,158.40	$ 4.83	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class R3	$ 1,000.00	$ 1,154.40	$ 8.03	$ 1,000.00	$ 1,017.40	$ 7.52	1.50%
Class R4	$ 1,000.00	$ 1,156.10	$ 6.49	$ 1,000.00	$ 1,018.85	$ 6.07	1.21%
Class R5	$ 1,000.00	$ 1,158.40	$ 4.78	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class R6	$ 1,000.00	$ 1,158.20	$ 4.29	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class Y	$ 1,000.00	$ 1,157.70	$ 4.61	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,158.60	$ 4.29	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
13

Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Canada - 0.6%
6,990	Canadian National Railway Co.	$ 848,407
	Chile - 0.6%
26,803	Antofagasta PLC	735,254
	China - 2.3%
37,623	BYD Co. Ltd. Class H	1,031,343
33,000	Contemporary Amperex Technology Co. Ltd. Class A	922,964
150,760	LONGi Green Energy Technology Co. Ltd. Class A	377,494
83,400	Shenzhen Inovance Technology Co. Ltd. Class A	685,259
		3,017,060
	Denmark - 1.3%
66,223	Vestas Wind Systems AS*	1,774,686
	France - 2.2%
29,099	Carrefour SA	489,539
12,650	Legrand SA	1,299,997
36,204	Veolia Environnement SA	1,125,499
		2,915,035
	Germany - 6.1%
10,992	Bayerische Motoren Werke AG	1,197,570
29,388	Daimler Truck Holding AG	1,325,288
51,929	Infineon Technologies AG	1,802,094
1,923	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	845,752
16,096	Siemens AG	3,015,320
		8,186,024
	Ireland - 0.7%
10,366	Kingspan Group PLC	922,031
	Italy - 1.4%
34,031	Prysmian SpA	1,846,466
	Japan - 6.4%
5,000	Daikin Industries Ltd.	682,456
20,500	Hitachi Ltd.	1,891,344
1,600	Keyence Corp.	703,631
165,100	Kubota Corp.	2,648,159
69,300	Sekisui Chemical Co. Ltd.	1,008,179
5,600	Shimano, Inc.	910,073
24,300	Sumitomo Forestry Co. Ltd.	748,675
		8,592,517
	Norway - 1.8%
62,596	Mowi ASA	1,098,991
156,841	Norsk Hydro ASA	963,848
21,509	TOMRA Systems ASA	263,499
		2,326,338
	Portugal - 0.4%
26,933	Jeronimo Martins SGPS SA	554,059
	South Korea - 1.0%
4,148	Samsung SDI Co. Ltd.	1,283,677
	Spain - 0.5%
55,689	Iberdrola SA	682,835
	Sweden - 0.7%
58,015	Hexagon AB Class B	606,893
61,522	Nibe Industrier AB Class B	283,876
		890,769
	Switzerland - 1.4%
38,989	ABB Ltd.	1,895,673
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Taiwan - 1.4%
140,000	Chroma ATE, Inc.	$ 1,137,040
111,429	Giant Manufacturing Co. Ltd.	745,469
		1,882,509
	United Kingdom - 1.1%
213,700	Kingfisher PLC	658,265
64,627	National Grid PLC	847,722
		1,505,987
	United States - 68.0%
21,909	A O Smith Corp.	1,814,942
10,342	Acuity Brands, Inc.	2,567,919
12,078	Advanced Drainage Systems, Inc.	1,896,246
4,183	Albemarle Corp.	503,257
24,386	Alphabet, Inc. Class A*	3,969,553
16,199	Amazon.com, Inc.*	2,834,825
7,302	American Water Works Co., Inc.	893,181
3,562	Analog Devices, Inc.	714,573
5,823	ARM Holdings PLC ADR*	589,346
9,357	Aspen Technology, Inc.*	1,842,113
6,759	Autodesk, Inc.*	1,438,653
26,481	AZEK Co., Inc.*	1,208,593
12,519	Boise Cascade Co.	1,655,888
6,599	Carlisle Cos., Inc.	2,562,062
8,772	Chubb Ltd.	2,181,070
11,115	Clean Harbors, Inc.*	2,105,737
5,713	Comfort Systems USA, Inc.	1,767,659
5,798	Deere & Co.	2,269,395
3,782	Ecolab, Inc.	855,299
10,415	Enphase Energy, Inc.*	1,132,735
30,843	Exelon Corp.	1,159,080
12,815	Ferguson PLC	2,689,868
4,239	First Solar, Inc.*	747,336
15,072	Fluence Energy, Inc.*	268,884
7,865	Generac Holdings, Inc.*	1,069,325
11,551	Johnson Controls International PLC	751,624
23,563	Kroger Co.	1,304,919
6,215	Lowe's Cos., Inc.	1,416,958
9,604	Microsoft Corp.	3,739,125
4,102	Moody's Corp.	1,519,094
1,467	MSCI, Inc.	683,314
21,548	NextEra Energy, Inc.	1,443,070
32,665	nVent Electric PLC	2,354,167
11,439	ON Semiconductor Corp.*	802,560
3,553	Owens Corning	597,650
13,596	PTC, Inc.*	2,412,474
5,588	Quanta Services, Inc.	1,444,833
6,776	S&P Global, Inc.	2,817,664
10,711	Schneider Electric SE	2,442,251
23,557	Sempra	1,687,388
16,066	Swiss Re AG	1,746,460
3,648	Synopsys, Inc.*	1,935,592
8,656	TE Connectivity Ltd.	1,224,651
2,979	Tesla, Inc.*	545,991
7,783	TopBuild Corp.*	3,149,547
5,551	Union Pacific Corp.	1,316,475
11,312	Veralto Corp.	1,059,708
3,754	Verisk Analytics, Inc.	818,222
26,048	Vertiv Holdings Co.	2,422,464
12,225	Waste Management, Inc.	2,543,044
5,093	Watsco, Inc.	2,280,238
14,895	Westinghouse Air Brake Technologies Corp.	2,399,287

The accompanying notes are an integral part of these financial statements.
14

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	United States - 68.0% - (continued)
32,372	Weyerhaeuser Co. REIT		$ 976,663
16,024	Xylem, Inc.		2,094,337
			90,667,309
	Total Common Stocks (cost $108,886,117)		$ 130,526,636
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 289,634	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $289,677; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $295,510		$ 289,634
	Total Short-Term Investments (cost $289,634)		$ 289,634
	Total Investments (cost $109,175,751)	98.1%	$ 130,816,270
	Other Assets and Liabilities	1.9%	2,543,071
	Total Net Assets	100.0%	$ 133,359,341
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Canada	$ 848,407	$ 848,407	$ —	$ —
Chile	735,254	—	735,254	—
China	3,017,060	685,259	2,331,801	—
Denmark	1,774,686	—	1,774,686	—
France	2,915,035	—	2,915,035	—
Germany	8,186,024	—	8,186,024	—
Ireland	922,031	—	922,031	—
Italy	1,846,466	—	1,846,466	—
Japan	8,592,517	—	8,592,517	—
Norway	2,326,338	—	2,326,338	—
Portugal	554,059	—	554,059	—
South Korea	1,283,677	—	1,283,677	—
Spain	682,835	—	682,835	—
Sweden	890,769	—	890,769	—
Switzerland	1,895,673	—	1,895,673	—
Taiwan	1,882,509	—	1,882,509	—
United Kingdom	1,505,987	—	1,505,987	—
United States	90,667,309	86,478,598	4,188,711	—
Short-Term Investments	289,634	—	289,634	—
Total	$ 130,816,270	$ 88,012,264	$ 42,804,006	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
15

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 3.3%
173,400	Banco BTG Pactual SA	$ 1,115,349
893,200	Banco do Brasil SA	4,716,624
89,700	Caixa Seguridade Participacoes SA	270,520
172,900	Neoenergia SA	638,644
118,700	Telefonica Brasil SA	1,082,166
258,400	TIM SA	876,329
54,600	Ultrapar Participacoes SA	271,812
185,200	Vale SA	2,257,310
		11,228,754
	Chile - 0.3%
231,872	Cencosud SA	397,326
38,177,500	Latam Airlines Group SA*	516,562
		913,888
	China - 27.6%
2,886,200	Agricultural Bank of China Ltd. Class H	1,286,988
910,700	Alibaba Group Holding Ltd.	8,526,939
1,428,400	Aluminum Corp. of China Ltd. Class H	947,334
131,700	Avary Holding Shenzhen Co. Ltd. Class A	436,894
1,829,000	BAIC Motor Corp. Ltd. Class H(1)	518,704
313,450	Baidu, Inc. Class A*	4,060,926
12,639,505	Bank of China Ltd. Class H	5,668,692
1,532,500	Baoshan Iron & Steel Co. Ltd. Class A	1,467,594
135,700	BYD Electronic International Co. Ltd.	457,144
8,042,445	China Cinda Asset Management Co. Ltd. Class H	724,759
7,809,437	China CITIC Bank Corp. Ltd. Class H	4,568,781
2,070,400	China Feihe Ltd.(1)	1,132,231
684,100	China Medical System Holdings Ltd.	610,798
694,700	China Minsheng Banking Corp. Ltd. Class H	254,178
2,708,200	China National Building Material Co. Ltd. Class H	1,047,905
777,800	China Resources Pharmaceutical Group Ltd.(1)	502,974
1,186,200	China Taiping Insurance Holdings Co. Ltd.	1,084,561
1,177,300	CITIC Ltd.	1,114,199
728,649	COSCO SHIPPING Holdings Co. Ltd. Class H	942,750
1,591,000	CSPC Pharmaceutical Group Ltd.	1,306,421
48,700	Empyrean Technology Co. Ltd. Class A	525,115
118,300	Foxconn Industrial Internet Co. Ltd. Class A	390,868
2,713,000	Geely Automobile Holdings Ltd.	3,265,254
83,700	GF Securities Co. Ltd. Class A	152,197
134,300	GoerTek, Inc. Class A	291,612
164,100	Gree Electric Appliances, Inc. of Zhuhai Class A	951,987
106,200	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	488,973
1,430,700	Guotai Junan Securities Co. Ltd. Class A	2,707,922
247,648	Hopson Development Holdings Ltd.*	117,683
93,400	Hoyuan Green Energy Co. Ltd. Class A	282,939
629,200	Huatai Securities Co. Ltd. Class A	1,189,884
68,633	iQIYI, Inc. ADR*	332,870
334,500	JD.com, Inc. Class A	4,819,600
180,900	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	303,058
211,200	Kingboard Holdings Ltd.	464,170
208,600	Kuaishou Technology*(1)	1,462,433
1,255,600	Kunlun Energy Co. Ltd.	1,217,152
569,800	Lenovo Group Ltd.	640,888
129,300	Li Auto, Inc. Class A*	1,694,075
127,800	Li Ning Co. Ltd.	334,563
168,800	LONGi Green Energy Technology Co. Ltd. Class A	422,665
44,400	Maxscend Microelectronics Co. Ltd. Class A	553,191
14,938	MINISO Group Holding Ltd. ADR	335,657
42,800	NAURA Technology Group Co. Ltd. Class A	1,874,100
181,500	NetEase, Inc.	3,402,149
33,420	PDD Holdings, Inc. ADR*	4,183,516
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	China - 27.6% - (continued)
3,034,500	People's Insurance Co. Group of China Ltd. Class H	$ 995,998
99,900	Pop Mart International Group Ltd.(1)	427,515
74,600	SDIC Power Holdings Co. Ltd. Class A	165,137
81,400	Shenzhen Goodix Technology Co. Ltd. Class A*	686,938
38,000	Shenzhen SC New Energy Technology Corp. Class A	359,298
29,100	Sunny Optical Technology Group Co. Ltd.	140,778
34,400	Suzhou Maxwell Technologies Co. Ltd. Class A	543,060
217,980	Tencent Holdings Ltd.	9,565,656
58,100	Tongcheng Travel Holdings Ltd.*(2)	152,912
25,000	Trip.com Group Ltd.*	1,217,684
19,193	Vipshop Holdings Ltd. ADR	288,663
131,200	Weichai Power Co. Ltd. Class A	314,749
88,200	Will Semiconductor Co. Ltd. Shanghai Class A	1,232,418
121,000	Wuliangye Yibin Co. Ltd. Class A	2,502,281
1,439,100	Yuexiu Property Co. Ltd.	858,883
30,650	Yum China Holdings, Inc.	1,119,031
33,700	Zhongji Innolight Co. Ltd. Class A	849,431
1,013,400	Zhongsheng Group Holdings Ltd.	1,848,223
		92,333,948
	Greece - 0.8%
540,675	Alpha Services & Holdings SA*	912,993
332,768	Eurobank Ergasias Services & Holdings SA Class A*	713,812
305,800	Piraeus Financial Holdings SA*	1,225,020
		2,851,825
	Hong Kong - 0.7%
47,900	Orient Overseas International Ltd.	698,622
4,519,600	Sino Biopharmaceutical Ltd.	1,544,341
		2,242,963
	India - 17.2%
26,048	ABB India Ltd.	2,039,636
11,700	Alkem Laboratories Ltd.	677,445
61,240	Apollo Tyres Ltd.	373,268
9,827	Bajaj Auto Ltd.	1,049,109
995,418	Bank of Baroda	3,346,909
808,200	Bharat Electronics Ltd.	2,260,027
61,121	Birlasoft Ltd.	474,234
169,694	Chambal Fertilisers & Chemicals Ltd.	861,241
493,072	Coal India Ltd.	2,680,804
39,478	Colgate-Palmolive India Ltd.	1,335,998
25,518	Cummins India Ltd.	999,130
130,556	DLF Ltd.	1,391,024
34,400	Fertilisers & Chemicals Travancore Ltd.	294,200
19,600	Godrej Properties Ltd.*	619,486
85,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	731,542
20,000	HDFC Asset Management Co. Ltd.(1)	932,379
124,700	Hindalco Industries Ltd.	959,039
71,200	ICICI Bank Ltd.	981,061
58,300	Indian Bank	382,513
34,900	InterGlobe Aviation Ltd.*(1)	1,664,169
102,959	Kalyan Jewellers India Ltd.	508,936
91,200	KPIT Technologies Ltd.	1,625,886
772,400	L&T Finance Ltd.	1,538,004
83,109	Manappuram Finance Ltd.	198,429
183,700	Max Healthcare Institute Ltd.	1,845,991
51,900	Natco Pharma Ltd.	630,828
365,456	NMDC Ltd.	1,109,040
200,700	Oil & Natural Gas Corp. Ltd.	677,514
62,300	Oil India Ltd.	460,634
45,159	Phoenix Mills Ltd.	1,703,181
21,600	PI Industries Ltd.	944,030
190,344	Power Finance Corp. Ltd.	1,003,351

The accompanying notes are an integral part of these financial statements.
16

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 17.2% - (continued)
94,200	Power Grid Corp. of India Ltd.	$ 339,758
732,900	Punjab National Bank	1,236,043
13,275	Reliance Industries Ltd.	466,009
49,700	Shriram Finance Ltd.	1,516,351
5,716	Siemens Ltd.	399,368
27,800	Tata Consultancy Services Ltd.	1,268,795
323,100	Tata Motors Ltd.	3,896,281
572,010	Tata Power Co. Ltd.	3,069,837
24,900	Trent Ltd.	1,314,343
132,600	United Spirits Ltd.	1,865,375
99,566	Varun Beverages Ltd.	1,761,302
134,424	Wipro Ltd.	740,289
977,838	Zomato Ltd.*	2,256,779
106,076	Zydus Lifesciences Ltd.	1,211,578
		57,641,146
	Indonesia - 1.7%
2,572,400	Adaro Energy Indonesia Tbk. PT	427,527
12,573,300	Bank Mandiri Persero Tbk. PT	5,314,442
		5,741,969
	Malaysia - 1.2%
2,449,000	CIMB Group Holdings Bhd.	3,384,590
554,900	RHB Bank Bhd.	638,747
		4,023,337
	Mexico - 3.0%
226,400	America Movil SAB de CV	215,685
45,200	Banco del Bajio SA(1)	167,072
4,025	Coca-Cola Femsa SAB de CV ADR	399,079
1,041,000	Fibra Uno Administracion SA de CV REIT	1,490,029
105,410	Gruma SAB de CV Class B	2,067,558
47,180	Grupo Aeroportuario del Sureste SAB de CV Class B	1,624,651
211,700	Grupo Financiero Inbursa SAB de CV Class O*	583,416
1,057,500	Kimberly-Clark de Mexico SAB de CV Class A	2,207,504
33,263	Ternium SA ADR	1,400,372
		10,155,366
	Poland - 1.8%
45,245	Bank Polska Kasa Opieki SA	1,873,156
2,200	Budimex SA	372,159
213,355	Powszechna Kasa Oszczednosci Bank Polski SA	3,167,708
4,433	Santander Bank Polska SA	607,467
		6,020,490
	Qatar - 0.2%
507,422	Barwa Real Estate Co.	391,016
141,868	Dukhan Bank	150,050
		541,066
	Romania - 0.5%
257,401	NEPI Rockcastle NV	1,736,863
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 3.0%
46,100	Arab National Bank	378,912
16,193	Astra Industrial Group	749,648
39,500	Bank Al-Jazira*	170,285
14,958	Elm Co.	3,640,989
11,700	Leejam Sports Co. JSC	653,099
97,500	SABIC Agri-Nutrients Co.	3,004,502
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Saudi Arabia - 3.0% - (continued)
10,923	Saudi Aramco Base Oil Co.	$ 440,044
51,800	Saudi Awwal Bank	562,129
170,500	Saudi Chemical Co. Holding	365,948
		9,965,556
	South Africa - 2.0%
30,200	Clicks Group Ltd.	467,780
74,100	Exxaro Resources Ltd.	709,958
876,700	Impala Platinum Holdings Ltd.	3,902,676
130,331	Investec Ltd.	830,684
27,661	Kumba Iron Ore Ltd.(4)	681,221
		6,592,319
	South Korea - 12.4%
10,605	Chong Kun Dang Pharmaceutical Corp.	796,011
3,659	Cosmax, Inc.	369,162
197,663	DGB Financial Group, Inc.	1,207,393
30,714	Doosan Bobcat, Inc.	1,147,933
29,700	Hankook Tire & Technology Co. Ltd.	1,260,238
4,258	Hanmi Pharm Co. Ltd.	969,985
5,600	Hanwha Aerospace Co. Ltd.	850,621
354,400	Hanwha Life Insurance Co. Ltd.	751,752
20,300	HD Hyundai Co. Ltd.	982,783
3,402	HD Hyundai Electric Co. Ltd.	600,162
1,600	Hyosung Heavy Industries Corp.	357,046
79,512	Hyundai Engineering & Construction Co. Ltd.	2,025,583
2,200	Hyundai Glovis Co. Ltd.	288,002
82,500	Hyundai Steel Co.	1,915,726
29,527	Hyundai Wia Corp.	1,229,075
7,900	KB Financial Group, Inc.	428,472
48,129	Kia Corp.	4,077,612
28,600	Korea Investment Holdings Co. Ltd.	1,382,339
7,497	Krafton, Inc.*	1,290,283
2,100	LEENO Industrial, Inc.	374,168
2,000	LG H&H Co. Ltd.	602,616
28,453	NAVER Corp.	3,752,935
5,400	NCSoft Corp.	682,291
9,800	Poongsan Corp.	457,925
174,834	Samsung Electronics Co. Ltd.	9,718,434
19,863	SK Hynix, Inc.	2,451,205
154,977	Woori Financial Group, Inc.	1,588,163
		41,557,915
	Taiwan - 15.7%
4,900	Alchip Technologies Ltd.	462,143
76,334	Asia Vital Components Co. Ltd.	1,505,744
65,500	Asustek Computer, Inc.	858,885
1,863,700	China Development Financial Holding Corp.*	779,108
819,100	Compal Electronics, Inc.	893,441
5,376,300	CTBC Financial Holding Co. Ltd.	5,611,343
266,400	Evergreen Marine Corp. Taiwan Ltd.	1,550,359
12,800	Fositek Corp.	308,719
205,100	Hon Hai Precision Industry Co. Ltd.	976,347
37,400	International Games System Co. Ltd.	1,143,738
98,700	Makalot Industrial Co. Ltd.	1,181,730
156,900	MediaTek, Inc.	4,730,719
27,000	Phison Electronics Corp.	576,347
600,600	Quanta Computer, Inc.	4,713,651
59,400	Raydium Semiconductor Corp.	774,334
62,300	Run Long Construction Co. Ltd.	218,113
246,600	SinoPac Financial Holdings Co. Ltd.	165,904
55,000	Sitronix Technology Corp.	469,721
968,676	Taiwan Semiconductor Manufacturing Co. Ltd.	23,193,740
96,000	Tong Yang Industry Co. Ltd.	349,460
10,500	Wiwynn Corp.	746,960
80,226	WT Microelectronics Co. Ltd.	366,245
1,069,000	Yuanta Financial Holding Co. Ltd.	1,002,760
		52,579,511

The accompanying notes are an integral part of these financial statements.
17

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Thailand - 2.5%
532,800	Bangchak Corp. PCL		$ 603,821
482,000	Bangkok Bank PCL		1,781,813
297,600	Bumrungrad Hospital PCL		1,967,404
600,800	PTT Exploration & Production PCL		2,537,108
27,565,600	TMBThanachart Bank PCL		1,346,296
			8,236,442
	Turkey - 0.5%
2,904,200	Turkiye Is Bankasi AS Class C		1,229,429
53,737	Turkiye Petrol Rafinerileri AS		324,882
293,700	Yapi ve Kredi Bankasi AS		294,103
			1,848,414
	United Arab Emirates - 2.4%
794,000	Abu Dhabi Commercial Bank PJSC		1,802,923
446,545	Abu Dhabi Islamic Bank PJSC		1,356,814
193,326	Aldar Properties PJSC		287,392
973,704	Emaar Properties PJSC*		2,176,512
493,993	Emirates NBD Bank PJSC		2,286,444
			7,910,085
	Total Common Stocks (cost $285,940,337)		$ 324,121,857
PREFERRED STOCKS - 2.0%
	Brazil - 2.0%
73,800	Itau Unibanco Holding SA (Preference Shares)(5)		$ 445,705
652,100	Metalurgica Gerdau SA (Preference Shares)(5)		1,328,664
620,100	Petroleo Brasileiro SA (Preference Shares)(5)		5,018,026
	Total Preferred Stocks (cost $5,114,442)		$ 6,792,395
	Total Long-Term Investments (cost $291,054,779)		$ 330,914,252
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 866,472	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $866,600; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $883,888		$ 866,472
	Securities Lending Collateral - 0.2%
109,795	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)		109,795
365,985	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(6)		365,985
109,796	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(6)		109,796
109,796	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		109,796
			695,372
	Total Short-Term Investments (cost $1,561,844)		$ 1,561,844
	Total Investments (cost $292,616,623)	99.3%	$ 332,476,096
	Other Assets and Liabilities	0.7%	2,422,350
	Total Net Assets	100.0%	$ 334,898,446
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $6,807,477, representing 2.0% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $152,912, representing 0.0% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Currently no rate available.
(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
18

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	60	06/21/2024	$ 3,126,000	$ (18,142)
Total futures contracts				$ (18,142)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 11,228,754	$ 11,228,754	$ —	$ —
Chile	913,888	913,888	—	—
China	92,333,948	6,424,874	85,909,074	—
Greece	2,851,825	713,812	2,138,013	—
Hong Kong	2,242,963	—	2,242,963	—
India	57,641,146	—	57,641,146	—
Indonesia	5,741,969	—	5,741,969	—
Malaysia	4,023,337	—	4,023,337	—
Mexico	10,155,366	10,155,366	—	—
Poland	6,020,490	—	6,020,490	—
Qatar	541,066	150,050	391,016	—
Romania	1,736,863	1,736,863	—	—
Russia	—	—	—	—
Saudi Arabia	9,965,556	365,948	9,599,608	—
South Africa	6,592,319	1,979,685	4,612,634	—
South Korea	41,557,915	—	41,557,915	—
Taiwan	52,579,511	1,768,472	50,811,039	—
Thailand	8,236,442	8,236,442	—	—
Turkey	1,848,414	1,554,311	294,103	—
United Arab Emirates	7,910,085	6,107,162	1,802,923	—
Preferred Stocks	6,792,395	6,792,395	—	—
Short-Term Investments	1,561,844	695,372	866,472	—
Total	$ 332,476,096	$ 58,823,394	$ 273,652,702	$ —
Liabilities
Futures Contracts(2)	$ (18,142)	$ (18,142)	$ —	$ —
Total	$ (18,142)	$ (18,142)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
19

Hartford Global Impact Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Australia - 1.0%
1,250,481	Cleanaway Waste Management Ltd.	$ 2,163,296
	Bangladesh - 0.2%
149,586	GrameenPhone Ltd.	321,388
	Brazil - 2.6%
397,200	Telefonica Brasil SA	3,621,201
653,600	YDUQS Participacoes SA	1,836,464
		5,457,665
	Canada - 0.7%
19,504	Stantec, Inc.	1,552,924
	Germany - 1.7%
102,864	Infineon Technologies AG	3,569,693
	India - 1.2%
82,811	Shriram Finance Ltd.	2,526,571
	Indonesia - 1.6%
11,218,929	Bank Rakyat Indonesia Persero Tbk. PT	3,396,009
	Ireland - 1.0%
24,051	Kingspan Group PLC	2,139,279
	Japan - 3.1%
116,248	Katitas Co. Ltd.	1,400,539
73,200	Recruit Holdings Co. Ltd.	3,152,531
82,900	Sekisui House Ltd.	1,905,071
		6,458,141
	Netherlands - 4.1%
53,827	Aalberts NV	2,559,247
60,390	Arcadis NV	3,729,624
15,952	Wolters Kluwer NV	2,388,118
		8,676,989
	Puerto Rico - 1.6%
39,705	Popular, Inc.	3,374,528
	South Africa - 2.1%
3,905,631	Old Mutual Ltd.	2,286,780
463,690	Vodacom Group Ltd.	2,228,373
		4,515,153
	South Korea - 0.9%
5,785	Samsung SDI Co. Ltd.	1,790,278
	Spain - 0.5%
83,768	EDP Renovaveis SA	1,146,799
	Sweden - 0.4%
23,381	MIPS AB(1)(2)	785,154
	Switzerland - 3.1%
25,593	DSM-Firmenich AG	2,870,370
48,977	Landis & Gyr Group AG	3,623,514
		6,493,884
	Taiwan - 1.9%
269,700	Chroma ATE, Inc.	2,190,425
62,334	MediaTek, Inc.	1,879,443
		4,069,868
	United Kingdom - 4.3%
51,410	AstraZeneca PLC ADR	3,900,991
85,944	Genus PLC	1,932,795
175,855	Nomad Foods Ltd.	3,175,941
		9,009,727
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	United States - 64.9%
41,599	Abbott Laboratories	$ 4,408,246
74,987	Adtalem Global Education, Inc.*	3,720,855
16,613	Advanced Drainage Systems, Inc.	2,608,241
29,656	Agilent Technologies, Inc.	4,064,058
16,501	Autodesk, Inc.*	3,512,238
27,656	Block, Inc.*	2,018,888
96,413	Boston Scientific Corp.*	6,929,202
6,873	Cavco Industries, Inc.*	2,503,215
29,505	Crown Holdings, Inc.	2,421,475
18,038	CyberArk Software Ltd.*	4,315,592
18,706	Danaher Corp.	4,613,274
59,890	Darling Ingredients, Inc.*	2,537,539
5,424	Eli Lilly & Co.	4,236,686
15,893	Etsy, Inc.*	1,091,372
22,443	F5, Inc.*	3,710,052
22,289	First Solar, Inc.*	3,929,551
27,206	Fortinet, Inc.*	1,718,875
38,637	Globe Life, Inc.	2,942,980
50,610	GoDaddy, Inc. Class A*	6,193,652
49,788	GSK PLC ADR	2,063,215
63,284	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,582,733
14,118	Hubbell, Inc.	5,231,001
9,972	Insulet Corp.*	1,714,586
258,172	Laureate Education, Inc.	3,743,494
38,565	Merck & Co., Inc.	4,983,369
119,884	National Vision Holdings, Inc.*	2,088,379
36,303	NEXTracker, Inc. Class A*	1,553,405
38,280	OneMain Holdings, Inc.	1,994,771
162,432	PowerSchool Holdings, Inc. Class A*	2,813,322
20,975	Schneider Electric SE	4,782,581
22,646	Sun Communities, Inc. REIT	2,520,953
17,997	Tecnoglass, Inc.	999,733
17,808	Tetra Tech, Inc.	3,467,574
19,593	Trane Technologies PLC	6,217,643
12,658	Veeva Systems, Inc. Class A*	2,513,373
27,133	Veralto Corp.	2,541,820
12,020	Waste Connections, Inc.	1,948,322
10,279	Watts Water Technologies, Inc. Class A	2,039,970
43,489	Westinghouse Air Brake Technologies Corp.	7,005,208
55,263	Xylem, Inc.	7,222,874
		136,504,317
	Total Common Stocks (cost $172,198,058)	$ 203,951,663
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.6%
$ 1,233,723	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,233,905; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $1,258,523	$ 1,233,723
	Securities Lending Collateral - 0.3%
110,910	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)	110,910
369,700	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(3)	369,700

The accompanying notes are an integral part of these financial statements.
20

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
110,910	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(3)		$ 110,910
110,910	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(3)		110,910
			702,430
	Total Short-Term Investments (cost $1,936,153)		$ 1,936,153
	Total Investments (cost $174,134,211)	97.8%	$ 205,887,816
	Other Assets and Liabilities	2.2%	4,580,400
	Total Net Assets	100.0%	$ 210,468,216
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $785,154, representing 0.4% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 2,163,296	$ —	$ 2,163,296	$ —
Bangladesh	321,388	321,388	—	—
Brazil	5,457,665	5,457,665	—	—
Canada	1,552,924	1,552,924	—	—
Germany	3,569,693	—	3,569,693	—
India	2,526,571	—	2,526,571	—
Indonesia	3,396,009	—	3,396,009	—
Ireland	2,139,279	—	2,139,279	—
Japan	6,458,141	—	6,458,141	—
Netherlands	8,676,989	—	8,676,989	—
Puerto Rico	3,374,528	3,374,528	—	—
South Africa	4,515,153	4,515,153	—	—
South Korea	1,790,278	—	1,790,278	—
Spain	1,146,799	—	1,146,799	—
Sweden	785,154	—	785,154	—
Switzerland	6,493,884	—	6,493,884	—
Taiwan	4,069,868	—	4,069,868	—
United Kingdom	9,009,727	7,076,932	1,932,795	—
United States	136,504,317	131,721,736	4,782,581	—
Short-Term Investments	1,936,153	702,430	1,233,723	—
Total	$ 205,887,816	$ 154,722,756	$ 51,165,060	$ —

(1)	For the six-month period ended April 30, 2024, investments valued at $683,247 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
The accompanying notes are an integral part of these financial statements.
21

Hartford International Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Australia - 1.5%
22,746	ASX Ltd.	$ 929,177
257,066	Austal Ltd.	380,222
9,965	Cochlear Ltd.	2,078,778
32,094	Commonwealth Bank of Australia	2,351,512
68,596	Computershare Ltd.	1,205,120
177,917	OceanaGold Corp.	385,133
53,272	Wesfarmers Ltd.	2,282,131
		9,612,073
	Austria - 1.1%
253,293	ams-OSRAM AG*	304,219
115,548	Erste Group Bank AG	5,388,590
48,472	Mondi PLC	920,031
19,632	Zumtobel Group AG	125,289
		6,738,129
	Belgium - 0.5%
20,046	Ageas SA	920,143
25,254	Anheuser-Busch InBev SA	1,509,527
5,794	bpost SA	22,847
64,831	Proximus SADP	478,433
		2,930,950
	Brazil - 1.3%
711,232	Atacadao SA	1,529,958
418,273	Banco Bradesco SA ADR	1,129,337
80,682	Banco BTG Pactual SA	518,965
145,252	Caixa Seguridade Participacoes SA	438,056
46,475	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	723,358
104,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	408,533
71,454	Localiza Rent a Car SA	674,689
126,400	Rede D'Or Sao Luiz SA(1)	632,901
90,979	Telefonica Brasil SA	829,439
52,203	Ultrapar Participacoes SA	259,879
64,600	Vale SA	787,377
		7,932,492
	Burkina Faso - 0.1%
21,643	Endeavour Mining PLC	452,307
	Canada - 4.7%
30,271	ARC Resources Ltd.	548,183
23,790	Bank of Montreal	2,125,054
20,375	Bank of Nova Scotia	934,795
53,487	Barrick Gold Corp.	888,957
28,439	Canadian National Railway Co.	3,451,765
21,682	Canadian Pacific Kansas City Ltd.	1,700,981
48,130	Capstone Copper Corp.*	333,185
67,056	Centerra Gold, Inc.	408,186
52,881	Great-West Lifeco, Inc.	1,563,786
20,767	Intact Financial Corp.	3,413,322
24,056	National Bank of Canada	1,931,610
60,992	Parex Resources, Inc.	1,063,312
25,438	Royal Bank of Canada	2,461,110
52,386	Shopify, Inc. Class A*	3,677,497
14,999	Stantec, Inc.	1,194,233
31,014	Sun Life Financial, Inc.	1,583,535
35,564	Toronto-Dominion Bank	2,109,840
79,987	Trican Well Service Ltd.	242,869
		29,632,220
	Cayman Islands - 0.1%
48,304	Patria Investments Ltd. Class A	647,274
	Chile - 0.1%
82,102	Cia Cervecerias Unidas SA	503,703
103,212	Empresa Nacional de Telecomunicaciones SA	354,773
		858,476
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	China - 6.4%
87,911	Alibaba Group Holding Ltd.	$ 823,116
26,657	Alibaba Group Holding Ltd. ADR	1,995,277
44,382	Baidu, Inc. Class A*	574,995
422,070	BOC Hong Kong Holdings Ltd.	1,293,684
785,550	China BlueChemical Ltd. Class H	250,044
326,628	China Merchants Bank Co. Ltd. Class H	1,414,579
5,612,602	China Reinsurance Group Corp. Class H	399,562
241,105	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,996,695
1,799,994	China State Construction Engineering Corp. Ltd. Class A	1,329,522
19,548,516	China Tower Corp. Ltd. Class H(1)	2,288,336
652,345	Dongfeng Motor Group Co. Ltd. Class H	236,568
113,700	Fuyao Glass Industry Group Co. Ltd. Class A	781,734
67,403	Fuyao Glass Industry Group Co. Ltd. Class H(1)	403,546
64,520	H World Group Ltd. ADR	2,368,529
121,940	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	774,312
45,065	Kanzhun Ltd. ADR	891,836
29,443	KE Holdings, Inc. ADR	445,178
384,000	Kunlun Energy Co. Ltd.	372,241
3,300	Kweichow Moutai Co. Ltd. Class A	773,696
2,131,788	Lenovo Group Ltd.	2,397,749
138,184	Meituan Class B*(1)	1,886,837
94,700	Midea Group Co. Ltd. Class A	910,752
8,300	NetEase, Inc.	155,580
17,463	NetEase, Inc. ADR	1,632,267
2,156,271	PICC Property & Casualty Co. Ltd. Class H	2,678,913
623,104	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	425,349
126,500	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	312,694
16,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	675,999
17,200	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	365,838
179,719	Tencent Holdings Ltd.	7,886,642
48,000	Tsingtao Brewery Co. Ltd. Class H	345,907
46,100	Will Semiconductor Co. Ltd. Shanghai Class A	644,155
13,373	Zai Lab Ltd. ADR*	211,293
		39,943,425
	Denmark - 1.7%
13,260	Carlsberg AS Class B	1,783,640
16,500	DSV AS	2,344,145
49,778	Novo Nordisk AS Class B	6,383,640
		10,511,425
	Egypt - 0.1%
337,441	Centamin PLC	509,560
	Finland - 0.8%
58,260	Kone OYJ Class B	2,840,000
232,653	Nokia OYJ	845,775
50,283	Nokian Renkaat OYJ(2)	438,416
17,051	Orion OYJ Class B	651,265
		4,775,456
	France - 9.5%
102,031	Accor SA	4,471,578
36,774	Airbus SE	6,051,446
75,194	ALD SA(1)	494,514
125,722	AXA SA(2)	4,343,893
23,510	BNP Paribas SA	1,691,823
68,398	Bureau Veritas SA	1,994,871
28,757	Capgemini SE	6,044,175
62,331	Carrefour SA	1,048,608
20,347	Cie de Saint-Gobain SA	1,609,095

The accompanying notes are an integral part of these financial statements.
22

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	France - 9.5% - (continued)
28,512	Danone SA	$ 1,784,490
110,168	Engie SA*(2)	1,912,584
11,344	Imerys SA	364,525
18,236	Legrand SA	1,874,052
9,659	L'Oreal SA	4,528,653
1,581	LVMH Moet Hennessy Louis Vuitton SE	1,298,690
30,441	Metropole Television SA	429,883
97,822	Orange SA	1,088,787
49,037	Publicis Groupe SA	5,411,075
23,390	Quadient SA	447,581
18,539	Renault SA	918,299
59,143	Societe Generale SA	1,593,611
15,394	Sodexo SA	1,340,408
71,769	Television Francaise 1 SA(2)	655,356
8,735	Thales SA	1,468,069
43,335	TotalEnergies SE	3,146,067
46,278	Valeo SE	586,504
9,839	Vicat SACA	363,239
21,004	Vinci SA	2,461,167
		59,423,043
	Germany - 5.2%
14,413	adidas AG	3,473,289
25,063	BASF SE	1,313,215
20,244	Brenntag SE	1,615,540
82,644	Ceconomy AG*	190,370
10,446	Continental AG	677,019
33,896	Daimler Truck Holding AG	1,528,582
9,579	Deutsche Boerse AG	1,846,754
17,016	Duerr AG	435,296
43,150	Evonik Industries AG	899,275
35,713	Fresenius SE & Co. KGaA	1,065,689
16,654	Heidelberg Materials AG	1,675,986
98,289	Infineon Technologies AG	3,410,927
10,734	Mercedes-Benz Group AG	811,929
21,658	Merck KGaA	3,441,492
4,589	Rheinmetall AG	2,528,745
15,473	SAP SE	2,793,915
24,238	Scout24 SE(1)	1,780,467
26,338	Symrise AG	2,823,214
		32,311,704
	Greece - 0.1%
91,448	Piraeus Financial Holdings SA*	366,336
	Hong Kong - 1.8%
343,014	AIA Group Ltd.	2,512,356
36,033	ASMPT Ltd.	447,807
181,175	CK Asset Holdings Ltd.	772,816
96,845	Dah Sing Financial Holdings Ltd.	271,254
1,459,796	HKT Trust & HKT Ltd.	1,611,581
48,740	Hong Kong Exchanges & Clearing Ltd.	1,548,685
254,424	PAX Global Technology Ltd.	213,356
230,993	Prudential PLC	2,009,026
2,985,532	Sino Biopharmaceutical Ltd.	1,020,152
1,130,373	WH Group Ltd.(1)	821,600
213,115	Yue Yuen Industrial Holdings Ltd.	377,332
		11,605,965
	Hungary - 0.3%
114,583	Magyar Telekom Telecommunications PLC	288,978
68,164	MOL Hungarian Oil & Gas PLC	559,395
26,555	OTP Bank Nyrt	1,316,216
		2,164,589
	India - 4.5%
29,769	Asian Paints Ltd.	1,023,992
72,344	Axis Bank Ltd.	1,009,784
23,509	Bajaj Auto Ltd.	2,509,769
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	India - 4.5% - (continued)
6,684	Bajaj Finance Ltd.	$ 554,452
101,553	Bharti Airtel Ltd.	1,607,450
2,413	Bharti Hexacom Ltd.*	25,059
90,936	Canara Bank	675,944
142,997	Embassy Office Parks REIT	616,437
141,480	ICICI Bank Ltd.	1,949,445
97,975	Infosys Ltd.	1,654,260
57,421	Kotak Mahindra Bank Ltd.	1,116,000
40,138	Larsen & Toubro Ltd.	1,725,368
64,892	Larsen & Toubro Ltd. GDR(3)	2,809,953
20,994	Macrotech Developers Ltd.(1)	310,973
45,369	Mahindra & Mahindra Ltd.	1,170,243
72,895	Max Financial Services Ltd.*	882,093
23,924	Max Healthcare Institute Ltd.	240,411
61,705	Oil & Natural Gas Corp. Ltd.	208,301
33,020	PB Fintech Ltd.*	500,107
41,043	Reliance Industries Ltd.	1,440,784
45,807	Reliance Industries Ltd. GDR(1)	3,238,555
68,730	SBI Life Insurance Co. Ltd.(1)	1,182,458
38,001	Tata Consultancy Services Ltd.	1,734,369
		28,186,207
	Indonesia - 0.7%
4,643,334	Bank Central Asia Tbk. PT	2,791,964
1,372,800	Bank Mandiri Persero Tbk. PT	580,251
1,746,402	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	92,788
1,592,756	Semen Indonesia Persero Tbk. PT	456,876
2,036,013	Telkom Indonesia Persero Tbk. PT	394,698
		4,316,577
	Ireland - 0.3%
162,147	AIB Group PLC	839,301
77,916	Bank of Ireland Group PLC	831,319
		1,670,620
	Italy - 3.2%
226,942	BPER Banca SpA	1,178,555
265,419	Davide Campari-Milano NV	2,661,834
121,939	Eni SpA	1,958,546
9,458	Ferrari NV	3,889,835
48,413	Moncler SpA	3,296,062
31,226	Ryanair Holdings PLC ADR	4,252,981
76,769	UniCredit SpA	2,817,758
		20,055,571
	Japan - 13.1%
17,554	Aeon Delight Co. Ltd.	415,191
31,492	Alfresa Holdings Corp.	466,695
47,069	Alps Alpine Co. Ltd.(2)	424,881
51,420	Amada Co. Ltd.	561,612
40,421	Asahi Group Holdings Ltd.	1,382,760
36,686	ASKUL Corp.	554,043
141,660	Astellas Pharma, Inc.	1,359,638
34,260	Avex, Inc.	282,067
19,290	BML, Inc.	356,303
54,449	Chiyoda Corp.*	150,142
87,910	Chugai Pharmaceutical Co. Ltd.	2,795,876
35,602	Cosel Co. Ltd.	331,854
45,553	Dai-ichi Life Holdings, Inc.	1,055,055
105,498	Daiichi Sankyo Co. Ltd.	3,550,818
37,665	DeNA Co. Ltd.	379,894
26,890	Dentsu Group, Inc.	727,460
17,330	Dowa Holdings Co. Ltd.	648,956
6,261	Eisai Co. Ltd.	257,133
69,960	Hakuhodo DY Holdings, Inc.	650,718
97,944	Hino Motors Ltd.*	285,915
21,950	Hisaka Works Ltd.	149,870
44,708	Honda Motor Co. Ltd.	508,669

The accompanying notes are an integral part of these financial statements.
23

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Japan - 13.1% - (continued)
66,054	Isuzu Motors Ltd.	$ 837,092
27,995	Japan Airlines Co. Ltd.	496,037
66,966	Japan Exchange Group, Inc.	1,568,378
31,760	Japan Post Insurance Co. Ltd.	596,265
50,310	JGC Holdings Corp.	484,947
63,440	Kao Corp.	2,617,040
82,720	KDDI Corp.	2,295,379
12,184	Keyence Corp.	5,358,153
24,400	KH Neochem Co. Ltd.	374,656
160,927	Kirin Holdings Co. Ltd.	2,349,147
9,806	Kissei Pharmaceutical Co. Ltd.	224,694
88,740	Kubota Corp.	1,423,365
7,338	Makino Milling Machine Co. Ltd.	294,347
28,019	Makita Corp.	811,175
17,033	Maruichi Steel Tube Ltd.	438,574
37,548	Maxell Ltd.	370,459
16,590	Miraial Co. Ltd.	155,822
45,270	Mitsubishi Estate Co. Ltd.	829,559
50,910	Mitsubishi Gas Chemical Co., Inc.	900,813
76,779	MS&AD Insurance Group Holdings, Inc.	1,380,412
12,820	Nachi-Fujikoshi Corp.	277,117
33,416	Neturen Co. Ltd.	223,712
34,454	Nikon Corp.	356,231
259	Nippon Building Fund, Inc. REIT	989,586
28,351	Nippon Chemi-Con Corp.*	286,537
33,476	Nippon Shokubai Co. Ltd.	318,192
62,174	Nippon Television Holdings, Inc.	907,578
241,059	Nissan Motor Co. Ltd.	882,204
14,951	Nitori Holdings Co. Ltd.	2,000,938
15,006	NOK Corp.	217,167
7,262	Obic Co. Ltd.	932,924
6,650	OKUMA Corp.	298,678
36,400	Ono Pharmaceutical Co. Ltd.	524,282
39,250	OSG Corp.	506,180
16,836	Paramount Bed Holdings Co. Ltd.	286,860
478,120	Persol Holdings Co. Ltd.	661,388
149,298	Resona Holdings, Inc.	944,122
31,600	Rinnai Corp.	684,692
8,262	Sanyo Shokai Ltd.	146,051
40,756	SCSK Corp.	740,911
21,581	Secom Co. Ltd.	1,499,070
58,980	Sega Sammy Holdings, Inc.	771,987
32,440	Seria Co. Ltd.	549,897
137,631	Seven & i Holdings Co. Ltd.	1,778,357
73,992	Shin-Etsu Chemical Co. Ltd.	2,864,152
41,370	Shiseido Co. Ltd.	1,107,402
151,685	SoftBank Corp.	1,829,577
31,982	Sony Group Corp.	2,643,355
37,906	Stanley Electric Co. Ltd.	670,822
38,221	Subaru Corp.	853,436
60,345	Sumitomo Electric Industries Ltd.	932,711
23,931	Sumitomo Heavy Industries Ltd.	666,878
65,384	Sumitomo Mitsui Trust Holdings, Inc.	1,374,687
55,267	Sumitomo Rubber Industries Ltd.	670,822
92,753	T&D Holdings, Inc.	1,513,481
25,940	Tachi-S Co. Ltd.	329,074
39,910	Tadano Ltd.	320,256
22,782	Taiheiyo Cement Corp.	521,081
32,197	Takeda Pharmaceutical Co. Ltd.	846,204
40,663	THK Co. Ltd.	887,230
78,539	Tochigi Bank Ltd.	176,694
29,105	Tokai Rika Co. Ltd.	396,305
12,020	Toyota Boshoku Corp.	177,756
3,300	Transcosmos, Inc.	71,337
41,535	TS Tech Co. Ltd.	511,426
7,650	Tsubakimoto Chain Co.	263,374
8,827	Tsuruha Holdings, Inc.	557,195
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Japan - 13.1% - (continued)
45,967	TV Asahi Holdings Corp.	$ 602,862
40,893	Unipres Corp.	302,542
22,560	Ushio, Inc.	296,751
139,006	USS Co. Ltd.	1,061,908
41,274	Xebio Holdings Co. Ltd.	264,508
50,035	Yakult Honsha Co. Ltd.	978,672
52,650	Yamato Holdings Co. Ltd.	695,331
		82,274,354
	Kazakhstan - 0.1%
7,615	Kaspi.KZ JSC ADR	896,742
	Luxembourg - 0.1%
14,812	RTL Group SA	456,577
	Malaysia - 0.4%
401,295	CIMB Group Holdings Bhd.	554,602
202,275	Malayan Banking Bhd.	412,169
29,738	Nestle Malaysia Bhd.	791,675
148,407	Petronas Dagangan Bhd.	674,789
		2,433,235
	Mexico - 0.7%
19,206	Corp. Inmobiliaria Vesta SAB de CV ADR	682,005
80,969	Fresnillo PLC	560,774
653,406	Genomma Lab Internacional SAB de CV Class B	633,925
47,100	Grupo Financiero Banorte SAB de CV Class O	467,185
195,941	Megacable Holdings SAB de CV	571,899
326,208	Operadora De Sites Mexicanos SAB de CV Class A1	368,277
352,262	Wal-Mart de Mexico SAB de CV	1,312,956
		4,597,021
	Netherlands - 3.8%
75,983	ABN AMRO Bank NV(1)	1,217,138
4,714	Argenx SE*	1,760,980
6,284	ASML Holding NV	5,473,444
24,354	Fugro NV	590,712
67,521	Heineken NV	6,571,120
89,127	ING Groep NV	1,409,122
64,325	Koninklijke Philips NV(2)	1,708,227
26,980	NN Group NV	1,244,611
117,280	Universal Music Group NV	3,449,813
14,406	VEON Ltd. ADR*	352,947
		23,778,114
	Norway - 0.0%
23,118	Norsk Hydro ASA	142,069
	Peru - 0.1%
4,147	Credicorp Ltd.	686,785
	Philippines - 0.1%
888,800	Ayala Land, Inc.	440,596
224,692	Security Bank Corp.	277,514
		718,110
	Poland - 0.2%
118,849	Allegro.eu SA*(1)	990,738
278,238	Orange Polska SA	537,846
		1,528,584
	Portugal - 0.2%
69,588	Jeronimo Martins SGPS SA	1,431,546
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—

The accompanying notes are an integral part of these financial statements.
24

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Russia - 0.0% - (continued)
164,682	Surgutneftegas PJSC ADR*(4)	$ —
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 1.1%
58,161	Al Rajhi Bank	1,237,041
386,145	Jarir Marketing Co.	1,391,874
5,241	Middle East Healthcare Co.*	126,882
107,287	Saudi Awwal Bank	1,164,268
26,718	Saudi Ground Services Co.*	388,952
273,330	Saudi National Bank	2,736,158
		7,045,175
	Singapore - 0.1%
196,533	Grab Holdings Ltd. Class A*	687,865
	South Africa - 1.1%
79,205	Anglo American PLC	2,588,218
39,178	Astral Foods Ltd.*	309,261
72,873	MTN Group Ltd.	350,712
5,053	Nampak Ltd.*	47,984
12,829	Naspers Ltd. Class N	2,458,867
653,858	Netcare Ltd.	395,958
997,323	Old Mutual Ltd.	583,941
		6,734,941
	South Korea - 3.4%
2,969	BGF retail Co. Ltd.	279,905
45,626	Coupang, Inc.*	1,026,585
15,497	Coway Co. Ltd.	620,910
67,873	DGB Financial Group, Inc.	414,591
13,162	Hankook Tire & Technology Co. Ltd.	558,493
88,633	Hanon Systems	354,963
981	HD Hyundai Marine Solution Co. Ltd. Class C*	59,196
5,593	Hyundai Mobis Co. Ltd.	915,011
7,769	Hyundai Motor Co.	1,397,456
26,264	KB Financial Group, Inc.	1,424,478
35,009	KT Corp.	875,293
35,436	LG Uplus Corp.	251,684
157,204	Samsung Electronics Co. Ltd.	8,738,442
43,993	Shinhan Financial Group Co. Ltd.	1,478,045
18,532	SK Hynix, Inc.	2,286,952
15,298	SK Telecom Co. Ltd.	565,748
44,366	Tongyang Life Insurance Co. Ltd.	170,168
		21,417,920
	Spain - 1.3%
52,915	Almirall SA	482,934
67,745	Cellnex Telecom SA*(1)	2,239,290
200,237	Iberdrola SA	2,455,221
46,993	Industria de Diseno Textil SA	2,139,635
164,584	Prosegur Compania de Seguridad SA(2)	291,810
427,448	Unicaja Banco SA(1)	558,356
		8,167,246
	Sweden - 1.5%
88,436	Assa Abloy AB Class B	2,336,603
111,273	Atlas Copco AB Class A	1,949,067
17,330	Atlas Copco AB Class B	259,850
113,018	Sandvik AB(2)	2,252,848
71,158	SKF AB Class B	1,462,871
168,222	Telefonaktiebolaget LM Ericsson Class B	853,707
		9,114,946
	Switzerland - 3.4%
24,207	Adecco Group AG	846,820
2,382	EMS-Chemie Holding AG	1,900,444
3,486	Implenia AG	127,471
58,020	Novartis AG	5,631,275
2,866	Partners Group Holding AG	3,687,298
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Switzerland - 3.4% - (continued)
7,633	Schindler Holding AG	$ 1,902,573
20,904	SGS SA(2)	1,840,715
9,813	Sika AG	2,791,420
4,551	Swatch Group AG	956,216
61,103	UBS Group AG	1,604,764
		21,288,996
	Taiwan - 4.5%
229,035	Advantech Co. Ltd.	2,664,001
11,090	ASPEED Technology, Inc.	1,038,412
87,890	Catcher Technology Co. Ltd.	587,077
174,718	Delta Electronics, Inc.	1,711,064
162,813	Foxconn Technology Co. Ltd.	306,867
77,728	Hotai Motor Co. Ltd.	1,474,987
34,000	Realtek Semiconductor Corp.	536,355
734,112	Taiwan Semiconductor Manufacturing Co. Ltd.	17,577,397
8,443	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,159,562
172,000	Unimicron Technology Corp.	951,164
		28,006,886
	Thailand - 0.4%
122,200	Central Pattana PCL	208,558
290,188	Kasikornbank PCL	1,021,844
50,381	Kasikornbank PCL NVDR	176,852
214,400	PTT Exploration & Production PCL	905,386
1,105,105	Thai Union Group PCL	444,308
		2,756,948
	Turkey - 0.3%
23,084	Coca-Cola Icecek AS	516,759
99,764	KOC Holding AS	696,488
180,051	Ulker Biskuvi Sanayi AS*	635,450
		1,848,697
	Ukraine - 0.0%
259,668	Ferrexpo PLC*	165,154
	United Arab Emirates - 0.2%
159,481	Abu Dhabi Islamic Bank PJSC	484,578
512,847	Americana Restaurants International PLC*	464,968
498,959	Burjeel Holdings PLC	399,396
		1,348,942
	United Kingdom - 7.9%
54,800	AstraZeneca PLC	8,288,438
88,237	Babcock International Group PLC	558,366
182,125	BAE Systems PLC	3,029,143
80,186	British American Tobacco PLC	2,353,962
82,088	British Land Co. PLC REIT	395,840
616,032	BT Group PLC	787,784
51,364	Burberry Group PLC	734,949
150,489	CK Hutchison Holdings Ltd.	730,891
86,996	Compass Group PLC	2,419,681
140,904	Crest Nicholson Holdings PLC	325,258
19,698	Croda International PLC	1,128,234
89,387	Diageo PLC	3,089,185
135,153	easyJet PLC	905,261
25,325	Flutter Entertainment PLC*	4,691,682
413,249	Hays PLC	474,553
57,515	Imperial Brands PLC	1,314,226
130,440	J Sainsbury PLC	427,866
218,857	John Wood Group PLC*	405,834
235,179	Kingfisher PLC	724,427
56,252	Land Securities Group PLC REIT	454,632
83,374	Pagegroup PLC	463,312
47,003	Reckitt Benckiser Group PLC	2,627,797
153,552	Smith & Nephew PLC	1,860,382
81,166	Smiths Group PLC	1,636,303
189,237	Standard Chartered PLC	1,625,837

The accompanying notes are an integral part of these financial statements.
25

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	United Kingdom - 7.9% - (continued)
46,159	SThree PLC	$ 243,926
84,769	Tate & Lyle PLC	698,033
58,628	Travis Perkins PLC	548,776
52,611	Unilever PLC	2,721,471
105,883	Vanquis Banking Group PLC	63,375
248,054	Wise PLC Class A*	2,383,909
128,638	WPP PLC	1,289,360
		49,402,693
	United States - 8.0%
4,887	ARM Holdings PLC ADR*	494,613
386,852	BP PLC	2,493,508
9,768	CSL Ltd.	1,735,540
78,896	Experian PLC	3,182,187
123,158	GSK PLC	2,555,148
12,342	Holcim AG	1,033,120
40,892	James Hardie Industries PLC CDI*	1,405,783
62,124	Las Vegas Sands Corp.	2,755,821
8,017	Linde PLC	3,535,202
8,798	Lululemon Athletica, Inc.*	3,172,559
30,667	Nestle SA	3,078,972
18,573	Qiagen NV*	775,453
9,004	Roche Holding AG	2,157,486
688	Rubicon Earnout Shares*(4)(5)	15
73,363	Rubicon TRA Placeholder*(4)(5)	8,804
50,301	Schlumberger NV	2,388,291
37,320	Schneider Electric SE	8,509,459
162,472	Shell PLC	5,775,652
15,105	Spotify Technology SA*	4,236,046
16,188	Tory Burch LLC*(4)(5)	736,872
		50,030,531
	Total Common Stocks (cost $507,724,387)	$ 601,604,476
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
243,469	Essence Group Holdings Corp.*(4)(5)(6)	$ 374,942
38,688	Lookout, Inc. Series F*(4)(5)(6)	330,396
	Total Convertible Preferred Stocks (cost $826,934)	$ 705,338
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
11,249	iShares Core MSCI EAFE ETF	$ 807,678
	Total Exchange-Traded Funds (cost $781,477)	$ 807,678
PREFERRED STOCKS - 1.1%
	Brazil - 0.4%
879,144	Itausa SA (Preference Shares)(6)	$ 1,618,576
970,600	Raizen SA (Preference Shares)(6)	571,974
		2,190,550
	Chile - 0.2%
535,506	Embotelladora Andina SA (Preference Shares)(6)	1,514,399
	Germany - 0.5%
10,156	FUCHS SE (Preference Shares)(6)	474,278
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.1% - (continued)
	Germany - 0.5% - (continued)
11,058	Henkel AG & Co. KGaA (Preference Shares)(6)		$ 878,467
12,094	Volkswagen AG (Preference Shares)(6)		1,481,577
			2,834,322
	Total Preferred Stocks (cost $5,576,847)		$ 6,539,271
	Total Long-Term Investments (cost $514,909,645)		$ 609,656,763
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.4%
$ 2,554,594	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $2,554,971; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $2,605,810		$ 2,554,594
	Securities Lending Collateral - 0.7%
757,429	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(7)		757,429
2,524,761	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(7)		2,524,761
757,428	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(7)		757,428
757,428	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(7)		757,428
			4,797,046
	Total Short-Term Investments (cost $7,351,640)		$ 7,351,640
	Total Investments (cost $522,261,285)	98.4%	$ 617,008,403
	Other Assets and Liabilities	1.6%	9,735,913
	Total Net Assets	100.0%	$ 626,744,316
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $18,045,709, representing 2.9% of net assets.

The accompanying notes are an integral part of these financial statements.
26

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $2,809,953, representing 0.4% of net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,451,029 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	243,469	$ 384,997	$ 374,942
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	330,396
09/2015	Rubicon Earnout Shares	688	—	15
09/2015	Rubicon TRA Placeholder	73,363	—	8,804
11/2013	Tory Burch LLC	16,188	1,268,749	736,872
			$ 2,095,683	$ 1,451,029

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	110	06/20/2024	$ 13,690,446	$ (171,487)
Total futures contracts				$ (171,487)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
27

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 9,612,073	$ 385,133	$ 9,226,940	$ —
Austria	6,738,129	1,045,320	5,692,809	—
Belgium	2,930,950	501,280	2,429,670	—
Brazil	7,932,492	7,932,492	—	—
Burkina Faso	452,307	452,307	—	—
Canada	29,632,220	29,632,220	—	—
Cayman Islands	647,274	647,274	—	—
Chile	858,476	858,476	—	—
China	39,943,425	10,216,468	29,726,957	—
Denmark	10,511,425	—	10,511,425	—
Egypt	509,560	—	509,560	—
Finland	4,775,456	651,265	4,124,191	—
France	59,423,043	—	59,423,043	—
Germany	32,311,704	—	32,311,704	—
Greece	366,336	—	366,336	—
Hong Kong	11,605,965	213,356	11,392,609	—
Hungary	2,164,589	559,395	1,605,194	—
India	28,186,207	3,880,051	24,306,156	—
Indonesia	4,316,577	—	4,316,577	—
Ireland	1,670,620	—	1,670,620	—
Italy	20,055,571	4,252,981	15,802,590	—
Japan	82,274,354	—	82,274,354	—
Kazakhstan	896,742	460,677	436,065	—
Luxembourg	456,577	—	456,577	—
Malaysia	2,433,235	674,789	1,758,446	—
Mexico	4,597,021	4,036,247	560,774	—
Netherlands	23,778,114	352,947	23,425,167	—
Norway	142,069	—	142,069	—
Peru	686,785	686,785	—	—
Philippines	718,110	—	718,110	—
Poland	1,528,584	—	1,528,584	—
Portugal	1,431,546	—	1,431,546	—
Russia	—	—	—	—
Saudi Arabia	7,045,175	515,834	6,529,341	—
Singapore	687,865	687,865	—	—
South Africa	6,734,941	3,702,781	3,032,160	—
South Korea	21,417,920	1,026,585	20,391,335	—
Spain	8,167,246	—	8,167,246	—
Sweden	9,114,946	—	9,114,946	—
Switzerland	21,288,996	—	21,288,996	—
Taiwan	28,006,886	1,159,562	26,847,324	—
Thailand	2,756,948	2,580,096	176,852	—
Turkey	1,848,697	1,848,697	—	—
Ukraine	165,154	165,154	—	—
United Arab Emirates	1,348,942	1,348,942	—	—
United Kingdom	49,402,693	1,167,242	48,235,451	—
United States	50,030,531	13,047,330	36,237,510	745,691
Convertible Preferred Stocks	705,338	—	—	705,338
Exchange-Traded Funds	807,678	807,678	—	—
Preferred Stocks	6,539,271	3,704,949	2,834,322	—
Short-Term Investments	7,351,640	4,797,046	2,554,594	—
Total	$ 617,008,403	$ 103,999,224	$ 511,558,150	$ 1,451,029
Liabilities
Futures Contracts(2)	$ (171,487)	$ (171,487)	$ —	$ —
Total	$ (171,487)	$ (171,487)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
28

The Hartford International Growth Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Austria - 2.5%
166,268	Erste Group Bank AG	$ 7,753,921
	Canada - 2.4%
104,936	Shopify, Inc. Class A*	7,366,507
	China - 6.0%
124,581	H World Group Ltd. ADR	4,573,368
4,231,206	Lenovo Group Ltd.	4,759,090
218,686	Tencent Holdings Ltd.	9,596,638
		18,929,096
	Denmark - 5.5%
32,573	DSV AS	4,627,626
97,164	Novo Nordisk AS Class B	12,460,525
		17,088,151
	France - 13.4%
203,855	Accor SA	8,934,085
73,106	Airbus SE	12,030,158
28,072	Capgemini SE	5,900,201
19,418	L'Oreal SA	9,104,190
53,608	Publicis Groupe SA	5,915,470
		41,884,104
	Germany - 5.9%
28,592	adidas AG	6,890,189
195,173	Infineon Technologies AG	6,773,096
9,035	Rheinmetall AG	4,978,690
		18,641,975
	India - 3.8%
128,777	Larsen & Toubro Ltd. GDR(1)	5,576,300
89,967	Reliance Industries Ltd. GDR(2)	6,360,667
		11,936,967
	Italy - 8.8%
511,810	Davide Campari-Milano NV	5,132,840
18,500	Ferrari NV	7,608,580
96,161	Moncler SpA	6,546,850
61,623	Ryanair Holdings PLC ADR	8,393,053
		27,681,323
	Japan - 7.8%
204,750	Daiichi Sankyo Co. Ltd.	6,891,411
14,847	Keyence Corp.	6,529,259
144,942	Shin-Etsu Chemical Co. Ltd.	5,610,551
64,015	Sony Group Corp.	5,290,926
		24,322,147
	Netherlands - 8.7%
9,310	Argenx SE*	3,477,879
12,337	ASML Holding NV	10,745,684
63,946	Heineken NV	6,223,202
233,132	Universal Music Group NV	6,857,621
		27,304,386
	South Korea - 2.7%
154,044	Samsung Electronics Co. Ltd.	8,562,788
	Spain - 1.4%
131,809	Cellnex Telecom SA*(2)	4,356,906
	Sweden - 1.4%
221,861	Sandvik AB(3)	4,422,474
	Switzerland - 2.3%
5,619	Partners Group Holding AG	7,229,215
	Taiwan - 6.1%
799,540	Taiwan Semiconductor Manufacturing Co. Ltd.	19,143,989
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 7.9%
71,156	AstraZeneca PLC		$ 10,762,264
49,903	Flutter Entertainment PLC*		9,244,975
486,216	Wise PLC Class A*		4,672,752
			24,679,991
	United States - 12.0%
9,653	ARM Holdings PLC ADR*		976,980
128,947	Las Vegas Sands Corp.		5,720,089
16,964	Lululemon Athletica, Inc.*		6,117,218
98,545	Schlumberger NV		4,678,917
51,730	Schneider Electric SE		11,795,132
29,606	Spotify Technology SA*		8,302,707
			37,591,043
	Total Common Stocks (cost $217,042,294)		$ 308,894,983
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.2%
$ 650,925	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $651,021; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $664,023		$ 650,925
	Securities Lending Collateral - 1.5%
717,241	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		717,241
2,390,803	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		2,390,803
717,241	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		717,241
717,241	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		717,241
			4,542,526
	Total Short-Term Investments (cost $5,193,451)		$ 5,193,451
	Total Investments (cost $222,235,745)	100.3%	$ 314,088,434
	Other Assets and Liabilities	(0.3)%	(867,694)
	Total Net Assets	100.0%	$ 313,220,740
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
29

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

*	Non-income producing.
(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $5,576,300, representing 1.8% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $10,717,573, representing 3.4% of net assets.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 7,753,921	$ —	$ 7,753,921	$ —
Canada	7,366,507	7,366,507	—	—
China	18,929,096	4,573,368	14,355,728	—
Denmark	17,088,151	—	17,088,151	—
France	41,884,104	—	41,884,104	—
Germany	18,641,975	—	18,641,975	—
India	11,936,967	6,360,667	5,576,300	—
Italy	27,681,323	8,393,053	19,288,270	—
Japan	24,322,147	—	24,322,147	—
Netherlands	27,304,386	—	27,304,386	—
South Korea	8,562,788	—	8,562,788	—
Spain	4,356,906	—	4,356,906	—
Sweden	4,422,474	—	4,422,474	—
Switzerland	7,229,215	—	7,229,215	—
Taiwan	19,143,989	—	19,143,989	—
United Kingdom	24,679,991	—	24,679,991	—
United States	37,591,043	25,795,911	11,795,132	—
Short-Term Investments	5,193,451	4,542,526	650,925	—
Total	$ 314,088,434	$ 57,032,032	$ 257,056,402	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
30

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 1.4%
757,342	Rio Tinto PLC	$ 51,242,308
	Brazil - 1.2%
2,318,310	Localiza Rent a Car SA	21,890,140
1,187,499	XP, Inc. Class A	24,308,104
		46,198,244
	Canada - 9.2%
446,491	Cameco Corp.	20,371,263
646,212	Canadian Pacific Kansas City Ltd.	50,696,180
2,445,374	Cenovus Energy, Inc.	50,234,393
16,323	Constellation Software, Inc.	42,024,685
609,849	RB Global, Inc.	43,635,003
652,350	Royal Bank of Canada	63,114,442
532,120	Shopify, Inc. Class A*	37,358,368
254,372	TFI International, Inc.	33,126,657
		340,560,991
	Chile - 0.5%
1,652,457	Lundin Mining Corp.	18,869,447
	China - 5.4%
839,000	BYD Co. Ltd. Class H	22,999,144
2,532,184	ENN Energy Holdings Ltd.	21,575,188
1,318,727	KE Holdings, Inc. ADR	19,939,152
2,456,652	Proya Cosmetics Co. Ltd. Class A	37,063,139
2,210,157	Tencent Holdings Ltd.	96,988,723
		198,565,346
	Denmark - 2.1%
613,494	Novo Nordisk AS Class B	78,675,817
	France - 11.7%
349,130	Airbus SE	57,452,041
1,752,440	AXA SA(1)	60,549,564
881,764	BNP Paribas SA	63,453,379
653,286	Bureau Veritas SA	19,053,500
186,702	Capgemini SE	39,241,215
19,910	Hermes International SCA	47,664,345
83,251	L'Oreal SA	39,032,493
206,533	Pernod Ricard SA	31,236,489
1,102,671	Renault SA	54,618,969
1,332,776	Vallourec SACA*	22,946,058
		435,248,053
	Germany - 10.2%
271,997	adidas AG	65,546,682
2,062,323	Deutsche Telekom AG	47,238,670
1,796,840	Infineon Technologies AG	62,355,808
184,039	Merck KGaA	29,244,103
1,217,512	RWE AG	42,412,680
350,526	SAP SE	63,293,478
362,396	Siemens AG	67,888,910
		377,980,331
	Hong Kong - 0.7%
761,400	Hong Kong Exchanges & Clearing Ltd.	24,193,036
	India - 3.6%
3,704,560	Axis Bank Ltd.	51,708,574
866,336	Larsen & Toubro Ltd.	37,240,241
1,308,040	Reliance Industries Ltd.	45,917,782
		134,866,597
	Indonesia - 0.8%
47,804,200	Bank Central Asia Tbk. PT	28,743,912
	Italy - 2.6%
77,779	Ferrari NV	31,988,528
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Italy - 2.6% - (continued)
8,838,358	Saipem SpA*	$ 20,281,635
1,212,286	UniCredit SpA	44,496,189
		96,766,352
	Japan - 11.6%
1,437,017	Bandai Namco Holdings, Inc.	26,850,914
1,074,200	Dai-ichi Life Holdings, Inc.	24,879,582
137,500	Fast Retailing Co. Ltd.	35,951,989
1,231,703	ITOCHU Corp.	55,567,951
130,594	Keyence Corp.	57,431,270
7,132,300	Mitsubishi UFJ Financial Group, Inc.	71,047,341
886,700	Recruit Holdings Co. Ltd.	38,187,828
745,600	Sony Group Corp.	61,624,836
1,025,400	Sumitomo Mitsui Trust Holdings, Inc.	21,558,851
2,323,853	T&D Holdings, Inc.	37,919,074
		431,019,636
	Netherlands - 4.1%
92,199	ASML Holding NV	80,306,501
202,247	EXOR NV	22,080,412
342,533	Wolters Kluwer NV	51,279,410
		153,666,323
	South Africa - 1.6%
1,773,098	Anglo American PLC	57,940,339
	South Korea - 2.8%
1,858,863	Samsung Electronics Co. Ltd.	103,327,945
	Spain - 1.3%
4,062,784	Iberdrola SA	49,816,135
	Switzerland - 3.1%
761,403	Novartis AG	73,899,853
31,628	Partners Group Holding AG	40,691,511
		114,591,364
	Taiwan - 3.5%
5,407,440	Taiwan Semiconductor Manufacturing Co. Ltd.	129,474,415
	Thailand - 1.2%
12,880,114	Kasikornbank PCL	45,354,962
	United Kingdom - 11.1%
309,594	Ashtead Group PLC	22,480,209
612,686	AstraZeneca PLC	92,668,062
3,995,635	BAE Systems PLC	66,456,270
8,469,941	HSBC Holdings PLC	73,417,032
572,352	London Stock Exchange Group PLC	63,096,129
530,162	Reckitt Benckiser Group PLC	29,639,768
1,201,843	Unilever PLC	62,172,308
		409,929,778
	United States - 6.2%
45,535	ARM Holdings PLC ADR*	4,608,598
115,451	CyberArk Software Ltd.*	27,621,652
1,625,641	GSK PLC	33,727,029
85,112	Linde PLC(1)	37,531,260
2,516,306	Shell PLC	89,917,164
125,496	Spotify Technology SA*	35,194,098
		228,599,801
	Total Common Stocks (cost $2,864,355,602)	$ 3,555,631,132
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
77,125	iShares MSCI ACWI ex U.S. ETF	$ 4,017,441
	Total Exchange-Traded Funds (cost $3,952,409)	$ 4,017,441

The accompanying notes are an integral part of these financial statements.
31

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $2,868,308,011)		$ 3,559,648,573
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 27,139,396	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $27,143,399; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $27,682,292		$ 27,139,396
	Securities Lending Collateral - 0.0%
27,848	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)		27,848
92,824	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(3)		92,824
27,847	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(3)		27,847
27,847	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(3)		27,847
			176,366
	Total Short-Term Investments (cost $27,315,762)		$ 27,315,762
	Total Investments (cost $2,895,623,773)	96.8%	$ 3,586,964,335
	Other Assets and Liabilities	3.2%	120,040,477
	Total Net Assets	100.0%	$ 3,707,004,812
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
32

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 51,242,308	$ —	$ 51,242,308	$ —
Brazil	46,198,244	46,198,244	—	—
Canada	340,560,991	340,560,991	—	—
Chile	18,869,447	18,869,447	—	—
China	198,565,346	19,939,152	178,626,194	—
Denmark	78,675,817	—	78,675,817	—
France	435,248,053	—	435,248,053	—
Germany	377,980,331	—	377,980,331	—
Hong Kong	24,193,036	—	24,193,036	—
India	134,866,597	—	134,866,597	—
Indonesia	28,743,912	—	28,743,912	—
Italy	96,766,352	—	96,766,352	—
Japan	431,019,636	—	431,019,636	—
Netherlands	153,666,323	—	153,666,323	—
South Africa	57,940,339	—	57,940,339	—
South Korea	103,327,945	—	103,327,945	—
Spain	49,816,135	—	49,816,135	—
Switzerland	114,591,364	—	114,591,364	—
Taiwan	129,474,415	—	129,474,415	—
Thailand	45,354,962	45,354,962	—	—
United Kingdom	409,929,778	—	409,929,778	—
United States	228,599,801	67,424,348	161,175,453	—
Exchange-Traded Funds	4,017,441	4,017,441	—	—
Warrants	—	—	—	—
Short-Term Investments	27,315,762	176,366	27,139,396	—
Total	$ 3,586,964,335	$ 542,540,951	$ 3,044,423,384	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
33

The Hartford International Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Australia - 0.3%
2,403,130	Austal Ltd.	$ 3,554,425
4,986,093	OceanaGold Corp.	10,793,271
		14,347,696
	Austria - 1.7%
7,190,130	ams-OSRAM AG*	8,635,759
852,512	Erste Group Bank AG	39,756,962
1,384,743	Mondi PLC	26,283,345
221,016	Zumtobel Group AG	1,410,493
		76,086,559
	Belgium - 0.9%
572,737	Ageas SA	26,289,521
291,471	bpost SA	1,149,359
1,802,491	Proximus SADP	13,301,828
		40,740,708
	Brazil - 2.5%
8,878,289	Atacadao SA	19,098,426
11,765,855	Banco Bradesco SA ADR	31,767,809
4,079,397	Caixa Seguridade Participacoes SA	12,302,769
1,328,678	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,680,152
2,670,980	Telefonica Brasil SA	24,350,844
1,465,031	Ultrapar Participacoes SA	7,293,273
		115,493,273
	Burkina Faso - 0.3%
604,060	Endeavour Mining PLC	12,623,983
	Canada - 1.2%
839,143	ARC Resources Ltd.	15,196,190
1,531,152	Barrick Gold Corp.	25,447,832
1,921,620	Centerra Gold, Inc.	11,697,363
1,247,778	Trican Well Service Ltd.	3,788,699
		56,130,084
	Chile - 0.7%
1,167,972	Cia Cervecerias Unidas SA ADR(1)	14,132,461
1,001,928	Embotelladora Andina SA Class B, ADR	16,782,294
		30,914,755
	China - 1.4%
1,749,746	Alibaba Group Holding Ltd.	16,382,978
1,239,455	Baidu, Inc. Class A*	16,057,857
17,630,125	China BlueChemical Ltd. Class H	5,611,747
133,719,581	China Reinsurance Group Corp. Class H	9,519,514
17,916,137	Dongfeng Motor Group Co. Ltd. Class H	6,497,154
17,565,719	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,990,865
		66,060,115
	Egypt - 0.3%
9,680,519	Centamin PLC	14,618,287
	Finland - 0.8%
6,860,266	Nokia OYJ	24,939,478
1,338,855	Nokian Renkaat OYJ(1)	11,673,439
		36,612,917
	France - 11.3%
2,133,712	ALD SA(2)	14,032,383
1,653,444	AXA SA(1)	57,129,096
690,485	BNP Paribas SA	49,688,586
1,753,804	Carrefour SA	29,504,639
588,161	Cie de Saint-Gobain SA	46,513,326
3,289,378	Engie SA*(1)	57,105,606
320,008	Imerys SA	10,283,054
847,286	Metropole Television SA(1)	11,965,239
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	France - 11.3% - (continued)
2,848,467	Orange SA	$ 31,704,243
371,758	Quadient SA	7,113,796
547,826	Renault SA	27,135,647
1,640,597	Societe Generale SA	44,205,972
1,912,926	Television Francaise 1 SA(1)	17,467,815
1,251,631	TotalEnergies SE	90,866,856
1,304,779	Valeo SE	16,536,119
234,354	Vicat SACA	8,651,942
		519,904,319
	Germany - 5.3%
716,718	BASF SE	37,553,552
2,301,621	Ceconomy AG*(1)	5,301,774
297,493	Continental AG	19,280,904
966,159	Daimler Truck Holding AG	43,570,125
481,515	Duerr AG	12,317,911
1,223,544	Evonik Industries AG	25,499,468
1,049,284	Fresenius SE & Co. KGaA	31,311,029
469,619	Heidelberg Materials AG	47,260,415
308,744	Mercedes-Benz Group AG	23,353,670
		245,448,848
	Hong Kong - 2.3%
982,380	ASMPT Ltd.	12,208,705
5,092,335	CK Asset Holdings Ltd.	21,721,738
1,547,114	Dah Sing Financial Holdings Ltd.	4,333,323
5,817,763	PAX Global Technology Ltd.	4,878,690
3,454,272	Prudential PLC	30,043,005
31,192,863	WH Group Ltd.(2)	22,672,219
5,779,852	Yue Yuen Industrial Holdings Ltd.	10,233,555
		106,091,235
	Hungary - 0.2%
3,005,342	Magyar Telekom Telecommunications PLC	7,579,464
	India - 0.5%
2,522,480	Canara Bank	18,750,050
1,725,637	Oil & Natural Gas Corp. Ltd.	5,825,327
		24,575,377
	Indonesia - 0.3%
19,969,533	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,061,005
44,300,859	Semen Indonesia Persero Tbk. PT	12,707,524
		13,768,529
	Ireland - 1.0%
4,570,733	AIB Group PLC	23,658,902
2,232,379	Bank of Ireland Group PLC	23,818,212
		47,477,114
	Italy - 3.7%
6,443,093	BPER Banca SpA	33,460,254
3,558,772	Eni SpA	57,159,884
2,163,047	UniCredit SpA	79,393,269
		170,013,407
	Japan - 24.0%
295,090	Aeon Delight Co. Ltd.	6,979,539
885,886	Alfresa Holdings Corp.	13,128,371
1,357,440	Alps Alpine Co. Ltd.	12,253,290
1,455,940	Amada Co. Ltd.	15,901,868
1,046,568	ASKUL Corp.	15,805,573
819,850	Avex, Inc.	6,749,919
445,090	BML, Inc.	8,221,204
1,229,539	Chiyoda Corp.*	3,390,418
306,669	Cosel Co. Ltd.	2,858,533
1,280,054	Dai-ichi Life Holdings, Inc.	29,647,374

The accompanying notes are an integral part of these financial statements.
34

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Japan - 24.0% - (continued)
1,067,069	DeNA Co. Ltd.(1)	$ 10,762,602
755,790	Dentsu Group, Inc.	20,446,514
495,370	Dowa Holdings Co. Ltd.	18,550,118
171,141	Eisai Co. Ltd.	7,028,594
1,979,220	Hakuhodo DY Holdings, Inc.	18,409,304
2,696,452	Hino Motors Ltd.*	7,871,401
251,459	Hisaka Works Ltd.	1,716,908
1,256,283	Honda Motor Co. Ltd.	14,293,456
1,908,256	Isuzu Motors Ltd.	24,183,038
789,942	Japan Airlines Co. Ltd.	13,996,792
898,040	Japan Post Insurance Co. Ltd.	16,859,873
1,423,587	JGC Holdings Corp.	13,722,197
658,869	KH Neochem Co. Ltd.	10,116,773
1,703,309	Kirin Holdings Co. Ltd.	24,864,217
238,640	Kissei Pharmaceutical Co. Ltd.	5,468,176
2,538,080	Kubota Corp.	40,710,104
197,356	Makino Milling Machine Co. Ltd.	7,916,482
802,806	Makita Corp.	23,241,936
481,649	Maruichi Steel Tube Ltd.	12,401,724
471,617	Maxell Ltd.	4,653,099
166,410	Miraial Co. Ltd.	1,563,009
1,276,358	Mitsubishi Estate Co. Ltd.	23,388,884
1,420,650	Mitsubishi Gas Chemical Co., Inc.	25,137,291
2,158,921	MS&AD Insurance Group Holdings, Inc.	38,815,320
225,190	Nachi-Fujikoshi Corp.	4,867,702
170,876	Neturen Co. Ltd.	1,143,975
953,930	Nikon Corp.	9,862,992
289,629	Nippon Chemi-Con Corp.*	2,927,216
954,468	Nippon Shokubai Co. Ltd.	9,072,297
1,769,546	Nippon Television Holdings, Inc.	25,830,758
7,080,499	Nissan Motor Co. Ltd.	25,912,524
372,840	NOK Corp.	5,395,752
187,345	OKUMA Corp.	8,414,398
1,028,689	Ono Pharmaceutical Co. Ltd.	14,816,575
1,113,310	OSG Corp.	14,357,581
199,647	Paramount Bed Holdings Co. Ltd.	3,401,686
13,447,080	Persol Holdings Co. Ltd.	18,601,474
4,298,052	Resona Holdings, Inc.	27,179,782
897,410	Rinnai Corp.	19,444,615
174,457	Sanyo Shokai Ltd.	3,083,946
1,662,780	Sega Sammy Holdings, Inc.	21,764,070
921,530	Seria Co. Ltd.	15,621,046
1,114,134	Stanley Electric Co. Ltd.	19,716,817
1,090,738	Subaru Corp.	24,355,073
1,701,413	Sumitomo Electric Industries Ltd.	26,297,572
672,208	Sumitomo Heavy Industries Ltd.	18,732,220
1,858,393	Sumitomo Mitsui Trust Holdings, Inc.	39,072,379
1,583,923	Sumitomo Rubber Industries Ltd.	19,225,399
2,602,817	T&D Holdings, Inc.	42,471,021
263,929	Tachi-S Co. Ltd.	3,348,194
1,102,140	Tadano Ltd.	8,844,080
649,871	Taiheiyo Cement Corp.	14,864,170
915,102	Takeda Pharmaceutical Co. Ltd.	24,050,771
1,158,273	THK Co. Ltd.	25,272,481
911,285	Tochigi Bank Ltd.	2,050,175
825,167	Tokai Rika Co. Ltd.	11,235,792
333,440	Toyota Boshoku Corp.	4,931,017
90,540	Transcosmos, Inc.	1,957,222
1,199,115	TS Tech Co. Ltd.	14,764,863
204,970	Tsubakimoto Chain Co.	7,056,706
241,451	Tsuruha Holdings, Inc.	15,241,332
1,281,767	TV Asahi Holdings Corp.	16,810,517
407,949	Unipres Corp.	3,018,158
626,447	Ushio, Inc.	8,240,193
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Japan - 24.0% - (continued)
416,175	Xebio Holdings Co. Ltd.	$ 2,667,098
1,537,700	Yamato Holdings Co. Ltd.	20,307,904
		1,107,283,444
	Luxembourg - 0.3%
422,050	RTL Group SA	13,009,619
	Malaysia - 0.3%
11,318,591	CIMB Group Holdings Bhd.	15,642,625
	Mexico - 1.0%
2,326,717	Fresnillo PLC	16,114,331
16,275,494	Genomma Lab Internacional SAB de CV Class B	15,790,243
5,568,433	Megacable Holdings SAB de CV	16,252,742
		48,157,316
	Netherlands - 4.0%
2,212,523	ABN AMRO Bank NV(1)(2)	35,441,432
701,939	Fugro NV	17,025,701
2,548,308	ING Groep NV	40,289,426
1,888,093	Koninklijke Philips NV(1)	50,140,562
771,437	NN Group NV	35,587,065
192,082	VEON Ltd. ADR*	4,706,009
		183,190,195
	Norway - 0.1%
653,572	Norsk Hydro ASA	4,016,450
	Philippines - 0.1%
5,171,977	Security Bank Corp.	6,387,831
	Poland - 0.3%
7,942,152	Orange Polska SA	15,352,512
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.4%
795,203	Anglo American PLC	25,985,214
227,939	Astral Foods Ltd.*	1,799,291
2,060,893	MTN Group Ltd.	9,918,347
58,507	Nampak Ltd.*(1)	555,590
18,387,132	Netcare Ltd.	11,134,723
28,223,741	Old Mutual Ltd.	16,525,237
		65,918,402
	South Korea - 4.0%
438,799	Coway Co. Ltd.	17,581,114
1,598,193	DGB Financial Group, Inc.	9,762,310
366,636	Hankook Tire & Technology Co. Ltd.	15,557,197
158,630	Hyundai Mobis Co. Ltd.	25,951,755
740,792	KB Financial Group, Inc.	40,178,252
1,007,273	KT Corp.	25,183,788
987,158	LG Uplus Corp.	7,011,288
1,269,597	Shinhan Financial Group Co. Ltd.	42,655,008
707,015	Tongyang Life Insurance Co. Ltd.	2,711,800
		186,592,512
	Spain - 0.7%
1,497,383	Almirall SA	13,666,004

The accompanying notes are an integral part of these financial statements.
35

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Spain - 0.7% - (continued)
2,709,856	Prosegur Compania de Seguridad SA(1)	$ 4,804,612
12,251,866	Unicaja Banco SA(2)	16,004,056
		34,474,672
	Sweden - 1.5%
2,085,382	SKF AB Class B	42,871,410
4,929,807	Telefonaktiebolaget LM Ericsson Class B	25,018,203
		67,889,613
	Switzerland - 4.0%
692,788	Adecco Group AG	24,235,428
76,424	Implenia AG	2,794,555
849,662	Novartis AG	82,466,049
130,108	Swatch Group AG	27,337,155
1,736,074	UBS Group AG	45,594,977
		182,428,164
	Taiwan - 0.6%
2,557,750	Catcher Technology Co. Ltd.	17,084,942
4,576,224	Foxconn Technology Co. Ltd.	8,625,175
		25,710,117
	Thailand - 1.0%
8,896,496	Kasikornbank PCL	31,327,381
714,878	Kasikornbank PCL NVDR	2,509,435
31,201,476	Thai Union Group PCL	12,544,576
		46,381,392
	Turkey - 0.5%
643,501	Coca-Cola Icecek AS	14,405,441
3,051,880	Ulker Biskuvi Sanayi AS*	10,770,926
		25,176,367
	Ukraine - 0.1%
4,793,534	Ferrexpo PLC*	3,048,788
	United Kingdom - 8.7%
2,479,649	Babcock International Group PLC	15,691,292
2,253,604	British American Tobacco PLC	66,157,411
2,345,290	British Land Co. PLC REIT	11,309,332
17,469,831	BT Group PLC	22,340,479
1,454,244	Burberry Group PLC	20,808,249
4,259,336	CK Hutchison Holdings Ltd.	20,686,626
3,844,695	Crest Nicholson Holdings PLC	8,874,965
3,871,828	easyJet PLC	25,933,692
11,778,702	Hays PLC	13,526,032
3,689,656	J Sainsbury PLC	12,102,723
6,150,207	John Wood Group PLC*	11,404,528
6,652,499	Kingfisher PLC	20,491,850
1,607,067	Land Securities Group PLC REIT	12,988,407
2,465,466	Pagegroup PLC	13,700,673
5,592,889	Standard Chartered PLC	48,051,520
706,751	SThree PLC	3,734,811
2,392,480	Tate & Lyle PLC	19,700,962
1,669,022	Travis Perkins PLC	15,622,557
1,906,277	Vanquis Banking Group PLC	1,140,973
3,676,736	WPP PLC	36,852,524
		401,119,606
	United States - 6.5%
11,226,661	BP PLC	72,362,982
3,519,635	GSK PLC	73,021,555
355,746	Holcim AG	29,778,680
3,524,556	Shell PLC	125,293,018
		300,456,235
	Total Common Stocks (cost $3,887,556,685)	$ 4,330,722,530
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.1%
	Brazil - 0.4%
27,702,100	Raizen SA (Preference Shares)(4)		$ 16,324,852
	Germany - 1.7%
282,913	FUCHS SE (Preference Shares)(4)		13,211,840
321,921	Henkel AG & Co. KGaA (Preference Shares)(4)		25,573,965
340,087	Volkswagen AG (Preference Shares)(4)		41,662,392
			80,448,197
	Total Preferred Stocks (cost $91,677,969)		$ 96,773,049
	Total Long-Term Investments (cost $3,979,234,654)		$ 4,427,495,579
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 0.6%
$ 29,661,432	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $29,665,807; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $30,254,802		$ 29,661,432
	Securities Lending Collateral - 1.5%
10,575,587	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		10,575,587
35,251,956	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		35,251,956
10,575,587	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		10,575,587
10,575,587	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		10,575,587
			66,978,717
	Total Short-Term Investments (cost $96,640,149)		$ 96,640,149
	Total Investments (cost $4,075,874,803)	98.0%	$ 4,524,135,728
	Other Assets and Liabilities	2.0%	92,096,063
	Total Net Assets	100.0%	$ 4,616,231,791
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
36

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $88,150,090, representing 1.9% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	604	06/21/2024	$ 68,478,500	$ (567,297)
Total futures contracts				$ (567,297)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
37

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 14,347,696	$ 10,793,271	$ 3,554,425	$ —
Austria	76,086,559	27,693,838	48,392,721	—
Belgium	40,740,708	14,451,187	26,289,521	—
Brazil	115,493,273	115,493,273	—	—
Burkina Faso	12,623,983	12,623,983	—	—
Canada	56,130,084	56,130,084	—	—
Chile	30,914,755	30,914,755	—	—
China	66,060,115	17,602,612	48,457,503	—
Egypt	14,618,287	—	14,618,287	—
Finland	36,612,917	—	36,612,917	—
France	519,904,319	—	519,904,319	—
Germany	245,448,848	—	245,448,848	—
Hong Kong	106,091,235	4,878,690	101,212,545	—
Hungary	7,579,464	—	7,579,464	—
India	24,575,377	—	24,575,377	—
Indonesia	13,768,529	—	13,768,529	—
Ireland	47,477,114	—	47,477,114	—
Italy	170,013,407	—	170,013,407	—
Japan	1,107,283,444	—	1,107,283,444	—
Luxembourg	13,009,619	—	13,009,619	—
Malaysia	15,642,625	—	15,642,625	—
Mexico	48,157,316	32,042,985	16,114,331	—
Netherlands	183,190,195	4,706,009	178,484,186	—
Norway	4,016,450	—	4,016,450	—
Philippines	6,387,831	—	6,387,831	—
Poland	15,352,512	—	15,352,512	—
Russia	—	—	—	—
South Africa	65,918,402	28,242,875	37,675,527	—
South Korea	186,592,512	—	186,592,512	—
Spain	34,474,672	—	34,474,672	—
Sweden	67,889,613	—	67,889,613	—
Switzerland	182,428,164	—	182,428,164	—
Taiwan	25,710,117	—	25,710,117	—
Thailand	46,381,392	43,871,957	2,509,435	—
Turkey	25,176,367	25,176,367	—	—
Ukraine	3,048,788	3,048,788	—	—
United Kingdom	401,119,606	32,246,463	368,873,143	—
United States	300,456,235	—	300,456,235	—
Preferred Stocks	96,773,049	16,324,852	80,448,197	—
Short-Term Investments	96,640,149	66,978,717	29,661,432	—
Total	$ 4,524,135,728	$ 543,220,706	$ 3,980,915,022	$ —
Liabilities
Futures Contracts(2)	$ (567,297)	$ (567,297)	$ —	$ —
Total	$ (567,297)	$ (567,297)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
38

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
Bhd	Berhad
CDI	Chess Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
39

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value(1)	$ 130,526,636	$ 331,609,624	$ 204,654,093	$ 614,453,809
Repurchase agreements	289,634	866,472	1,233,723	2,554,594
Cash	2,428,225	4,111,659	4,872,839	10,021,268
Cash collateral due from broker on futures contracts	—	90,261	—	1,090,142
Cash collateral held for securities on loan	—	36,599	36,970	252,476
Foreign currency	73,747	287,377	86,570	584,240
Receivables:
From affiliates	6,451	21,708	5,923	—
Investment securities sold	821,776	—	554,304	277,375
Fund shares sold	100,027	593,565	427,981	230,458
Dividends and interest	113,767	810,289	230,402	2,210,574
Securities lending income	—	41	2,923	4,004
Variation margin on futures contracts	—	—	—	55,807
Tax reclaims	201,682	27,492	54,330	2,140,086
Other assets	85,695	67,640	87,058	54,063
Total assets	134,647,640	338,522,727	212,247,116	633,928,896
Liabilities:
Obligation to return securities lending collateral	—	731,971	739,400	5,049,522
Payables:
Investment securities purchased	917,871	—	537,671	163,368
Fund shares redeemed	234,294	96,173	170,971	669,931
Investment management fees	68,491	242,565	107,559	238,780
Transfer agent fees	32,996	91,595	62,456	309,303
Accounting services fees	3,688	11,694	5,325	19,025
Chief Compliance Officer fees	145	517	236	700
Board of Directors' fees	401	1,739	576	2,336
Variation margin on futures contracts	—	41,639	—	—
Foreign taxes	—	2,300,532	127,167	624,321
Distribution fees	1,678	807	2,185	22,065
Accrued expenses	28,735	105,049	25,354	85,229
Total liabilities	1,288,299	3,624,281	1,778,900	7,184,580
Net assets	$ 133,359,341	$ 334,898,446	$ 210,468,216	$ 626,744,316
Summary of Net Assets:
Capital stock and paid-in-capital	$ 116,615,938	$ 337,888,778	$ 222,351,009	$ 559,951,027
Distributable earnings (loss)	16,743,403	(2,990,332)	(11,882,793)	66,793,289
Net assets	$ 133,359,341	$ 334,898,446	$ 210,468,216	$ 626,744,316
Shares authorized	175,000,000	660,000,000	225,000,000	560,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 16.00	$ 9.52	$ 14.18	$ 11.81
Maximum offering price per share	16.93	10.07	15.01	12.50
Shares outstanding	2,391,726	2,220,610	3,651,891	41,366,021
Net Assets	$ 38,258,396	$ 21,144,942	$ 51,794,034	$ 488,560,233
Class C: Net asset value per share	$ 15.59	$ 9.37	$ 13.70	$ 11.75
Shares outstanding	176,575	121,812	90,707	463,739
Net Assets	$ 2,752,095	$ 1,140,926	$ 1,243,030	$ 5,449,389
Class I: Net asset value per share	$ 15.73	$ 9.51	$ 14.14	$ 11.97
Shares outstanding	1,458,522	4,785,840	3,270,487	3,799,972
Net Assets	$ 22,937,102	$ 45,518,476	$ 46,244,544	$ 45,476,236
Class R3: Net asset value per share	$ 15.76	$ 9.49	$ 13.93	$ 11.73
Shares outstanding	32,822	29,712	421,168	938,612
Net Assets	$ 517,282	$ 281,878	$ 5,867,045	$ 11,012,591
Class R4: Net asset value per share	$ 15.74	$ 9.71	$ 14.15	$ 11.87
Shares outstanding	699	13,182	64,809	221,630
Net Assets	$ 11,002	$ 128,047	$ 916,928	$ 2,630,917
The accompanying notes are an integral part of these financial statements.
40

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R5: Net asset value per share	$ 15.61	$ 9.42	$ 14.02	$ 10.31
Shares outstanding	235,286	3,191	45,092	48,712
Net Assets	$ 3,672,682	$ 30,053	$ 631,995	$ 502,350
Class R6: Net asset value per share	$ 15.54	$ 9.50	$ 14.02	$ 12.03
Shares outstanding	307,147	51,556	1,624,590	830,207
Net Assets	$ 4,772,036	$ 489,695	$ 22,775,098	$ 9,985,838
Class Y: Net asset value per share	$ 15.97	$ 9.47	$ 14.05	$ 11.98
Shares outstanding	533,954	8,578,478	359,909	547,477
Net Assets	$ 8,528,068	$ 81,272,933	$ 5,056,616	$ 6,558,141
Class F: Net asset value per share	$ 16.16	$ 9.43	$ 14.12	$ 12.03
Shares outstanding	3,213,031	19,603,882	5,377,536	4,701,683
Net Assets	$ 51,910,678	$ 184,891,496	$ 75,938,926	$ 56,568,621
Cost of investments	$ 109,175,751	$ 292,616,623	$ 174,134,211	$ 522,261,285
Cost of foreign currency	$ 74,207	$ 287,259	$ 87,429	$ 587,365
(1) Includes Investment in securities on loan, at market value	$ —	$ 664,943	$ 671,616	$ 11,249,881
The accompanying notes are an integral part of these financial statements.
41

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$ 313,437,509	$ 3,559,824,939	$ 4,494,474,296
Repurchase agreements	650,925	27,139,396	29,661,432
Cash	2,550,171	106,026,385	116,006,834
Cash collateral due from broker on futures contracts	—	—	2,166,005
Cash collateral held for securities on loan	239,080	9,282	3,525,196
Foreign currency	116,664	1,176,582	3,912,756
Receivables:
From affiliates	8,668	—	—
Investment securities sold	—	3,077,390	2,420,235
Fund shares sold	167,297	3,028,380	8,273,710
Dividends and interest	347,505	15,034,426	33,273,153
Securities lending income	77	10,192	73,029
Tax reclaims	1,058,710	5,877,349	7,283,121
Other assets	78,645	107,067	207,640
Total assets	318,655,251	3,721,311,388	4,701,277,407
Liabilities:
Obligation to return securities lending collateral	4,781,606	185,648	70,503,913
Payables:
Investment securities purchased	—	—	4,255,540
Fund shares redeemed	285,318	6,468,049	3,626,685
Investment management fees	206,514	2,001,334	2,912,665
Transfer agent fees	87,018	758,200	851,834
Accounting services fees	9,057	111,300	93,183
Chief Compliance Officer fees	358	4,016	4,950
Board of Directors' fees	1,073	16,031	6,999
Variation margin on futures contracts	—	—	1,052,524
Foreign taxes	—	4,548,134	1,649,917
Distribution fees	3,851	19,276	6,110
Accrued expenses	59,716	194,588	81,296
Total liabilities	5,434,511	14,306,576	85,045,616
Net assets	$ 313,220,740	$ 3,707,004,812	$ 4,616,231,791
Summary of Net Assets:
Capital stock and paid-in-capital	$ 252,545,786	$ 3,278,477,275	$ 4,355,408,790
Distributable earnings (loss)	60,674,954	428,527,537	260,823,001
Net assets	$ 313,220,740	$ 3,707,004,812	$ 4,616,231,791
Shares authorized	485,000,000	925,000,000	1,150,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 16.54	$ 17.75	$ 18.17
Maximum offering price per share	17.50	18.78	19.23
Shares outstanding	6,634,757	23,060,725	7,763,948
Net Assets	$ 109,708,600	$ 409,251,398	$ 141,050,128
Class C: Net asset value per share	$ 14.78	$ 15.08	$ 17.99
Shares outstanding	87,424	682,060	399,213
Net Assets	$ 1,292,100	$ 10,288,692	$ 7,180,715
Class I: Net asset value per share	$ 16.39	$ 17.62	$ 18.26
Shares outstanding	1,705,196	21,107,119	118,948,437
Net Assets	$ 27,950,264	$ 371,899,963	$ 2,172,541,260
Class R3: Net asset value per share	$ 16.73	$ 18.14	$ 18.21
Shares outstanding	28,857	1,423,015	46,760
Net Assets	$ 482,693	$ 25,809,932	$ 851,666
Class R4: Net asset value per share	$ 17.08	$ 18.52	$ 18.14
Shares outstanding	91,911	3,429,096	461,828
Net Assets	$ 1,570,144	$ 63,491,441	$ 8,378,612
The accompanying notes are an integral part of these financial statements.
42

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R5: Net asset value per share	$ 17.23	$ 18.68	$ 18.34
Shares outstanding	42,316	15,505,270	2,727,623
Net Assets	$ 729,078	$ 289,617,475	$ 50,013,122
Class R6: Net asset value per share	$ 17.32	$ 18.80	$ 18.76
Shares outstanding	117,602	63,005,190	20,017,890
Net Assets	$ 2,036,768	$ 1,184,792,526	$ 375,543,921
Class Y: Net asset value per share	$ 17.27	$ 18.81	$ 18.74
Shares outstanding	132,027	35,887,147	65,955,524
Net Assets	$ 2,280,604	$ 674,868,712	$ 1,236,110,805
Class F: Net asset value per share	$ 16.41	$ 17.62	$ 18.28
Shares outstanding	10,186,672	38,422,575	34,165,620
Net Assets	$ 167,170,489	$ 676,984,673	$ 624,561,562
Cost of investments	$ 222,235,745	$ 2,895,623,773	$ 4,075,874,803
Cost of foreign currency	$ 117,199	$ 1,178,868	$ 3,917,226
(1) Includes Investment in securities on loan, at market value	$ 4,378,234	$ 56,191,612	$ 158,996,254
The accompanying notes are an integral part of these financial statements.
43

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$ 863,251	$ 6,070,515	$ 1,701,914	$ 8,132,739
Interest	88,458	208,244	215,038	352,757
Securities lending — net	3,044	537	5,961	23,768
Less: Foreign tax withheld	(59,662)	(788,544)	(116,963)	(860,256)
Total investment income, net	895,091	5,490,752	1,805,950	7,649,008
Expenses:
Investment management fees	407,848	1,798,561	642,822	1,441,091
Transfer agent fees
Class A	24,960	23,671	55,341	434,785
Class C	2,270	1,442	1,767	7,457
Class I	13,993	24,723	28,904	20,875
Class R3	229	262	5,912	11,332
Class R4	8	91	833	2,262
Class R5	2,831	16	379	252
Class R6	51	9	428	201
Class Y	4,455	104,944	2,686	3,548
Class F	699	380	296	556
Distribution fees
Class A	45,931	25,070	64,671	608,840
Class C	13,725	5,867	7,068	29,830
Class R3	1,211	624	14,842	27,186
Class R4	13	147	1,225	3,328
Custodian fees	6,768	86,291	5,853	43,510
Registration and filing fees	56,504	59,533	58,738	57,733
Accounting services fees	12,447	38,078	19,087	54,334
Board of Directors' fees	1,668	5,343	2,530	7,862
Chief Compliance Officer fees	145	517	236	701
Audit and tax fees	17,456	45,545	18,094	34,464
Other expenses	16,033	37,534	21,751	53,380
Total expenses (before waivers, reimbursements and fees paid indirectly)	629,245	2,258,648	953,463	2,843,527
Expense waivers	(36,834)	(92,782)	(29,932)	—
Distribution fee reimbursements	(109)	(94)	(2,258)	(13,856)
Commission recapture	(1,244)	—	(372)	(34)
Total waivers, reimbursements and fees paid indirectly	(38,187)	(92,876)	(32,562)	(13,890)
Total expenses	591,058	2,165,772	920,901	2,829,637
Net Investment Income (Loss)	304,033	3,324,980	885,049	4,819,371
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	3,261,874	33,161,304	(5,193,159)	12,247,318
Less: Foreign taxes paid on realized capital gains	—	(1,652,478)	561	(179,885)
Futures contracts	—	184,446	—	623,162
Foreign currency contracts	—	(285)	—	—
Other foreign currency transactions	(6,198)	(426,850)	(15,628)	(90,955)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	3,255,676	31,266,137	(5,208,226)	12,599,640
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	21,324,755	38,734,475	37,941,629	74,296,598
Futures contracts	—	246,171	—	614,547
Translation of other assets and liabilities in foreign currencies	277	(2,536)	(893)	(28,346)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	21,325,032	38,978,110	37,940,736	74,882,799
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	24,580,708	70,244,247	32,732,510	87,482,439
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 24,884,741	$ 73,569,227	$ 33,617,559	$ 92,301,810
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (1,609,563)	$ (67,001)	$ (358,659)
The accompanying notes are an integral part of these financial statements.
44

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$ 1,706,112	$ 50,502,108	$ 89,650,064
Interest	188,199	1,364,849	4,224,775
Securities lending — net	17,290	53,528	259,245
Less: Foreign tax withheld	(201,067)	(4,622,939)	(10,147,411)
Total investment income, net	1,710,534	47,297,546	83,986,673
Expenses:
Investment management fees	1,230,612	11,901,475	16,443,487
Transfer agent fees
Class A	107,530	309,744	74,448
Class C	1,845	11,525	3,499
Class I	16,591	161,806	976,697
Class R3	540	26,971	1,020
Class R4	1,361	52,712	4,693
Class R5	547	141,179	19,507
Class R6	41	17,873	2,730
Class Y	979	382,067	302,403
Class F	847	4,326	1,719
Distribution fees
Class A	135,763	503,052	165,459
Class C	7,378	55,949	32,720
Class R3	1,314	62,955	2,621
Class R4	2,160	78,770	7,634
Custodian fees	9,993	93,127	69,194
Registration and filing fees	58,226	86,545	127,433
Accounting services fees	29,032	284,989	294,325
Board of Directors' fees	3,819	47,565	51,695
Chief Compliance Officer fees	358	4,016	4,950
Audit and tax fees	17,096	23,295	25,298
Other expenses	35,852	226,309	165,439
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,661,884	14,476,250	18,776,971
Expense waivers	(56,659)	—	—
Transfer agent fee waivers	—	(46,762)	—
Distribution fee reimbursements	(2,054)	(5,376)	(156)
Commission recapture	—	(3,932)	(1)
Total waivers, reimbursements and fees paid indirectly	(58,713)	(56,070)	(157)
Total expenses	1,603,171	14,420,180	18,776,814
Net Investment Income (Loss)	107,363	32,877,366	65,209,859
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	3,429,299	74,678,404	84,870,026
Less: Foreign taxes paid on realized capital gains	—	(597,200)	(244,460)
Futures contracts	—	—	7,956,361
Other foreign currency transactions	(20,161)	(311,921)	(463,218)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	3,409,138	73,769,283	92,118,709
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	53,962,987	453,230,381	446,824,508
Futures contracts	—	—	1,281,509
Translation of other assets and liabilities in foreign currencies	(6,366)	(288,489)	(503,958)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	53,956,621	452,941,892	447,602,059
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	57,365,759	526,711,175	539,720,768
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 57,473,122	$ 559,588,541	$ 604,930,627
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (2,467,255)	$ (1,374,800)
The accompanying notes are an integral part of these financial statements.
45

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 304,033	$ 1,016,079	$ 3,324,980	$ 11,507,245
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,255,676	(2,308,121)	31,266,137	(22,467,410)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	21,325,032	(101,124)	38,978,110	68,678,973
Net Increase (Decrease) in Net Assets Resulting from Operations	24,884,741	(1,393,166)	73,569,227	57,718,808
Distributions to Shareholders:
Class A	(136,773)	(218,412)	(692,072)	(927,012)
Class C	—	—	(33,631)	(31,217)
Class I	(171,213)	(231,803)	(1,637,160)	(1,135,787)
Class R3	(722)	(294)	(8,503)	(7,421)
Class R4	(47)	(226)	(4,031)	(3,291)
Class R5	(44,279)	(1,161)	(1,060)	(1,481)
Class R6	(36,169)	(4,639)	(17,749)	(14,502)
Class Y	(70,168)	(85,817)	(9,021,546)	(8,053,385)
Class F	(440,636)	(557,653)	(4,927,290)	(3,575,937)
Total distributions	(900,007)	(1,100,005)	(16,343,042)	(13,750,033)
Capital Share Transactions:
Sold	15,035,146	51,255,979	133,640,185	109,558,538
Issued on reinvestment of distributions	880,670	1,076,614	11,601,173	10,299,270
Redeemed	(25,084,332)	(37,213,530)	(262,665,246)	(115,942,580)
Net increase (decrease) from capital share transactions	(9,168,516)	15,119,063	(117,423,888)	3,915,228
Net Increase (Decrease) in Net Assets	14,816,218	12,625,892	(60,197,703)	47,884,003
Net Assets:
Beginning of period	118,543,123	105,917,231	395,096,149	347,212,146
End of period	$ 133,359,341	$ 118,543,123	$ 334,898,446	$ 395,096,149
The accompanying notes are an integral part of these financial statements.
46

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 885,049	$ 1,535,634	$ 4,819,371	$ 13,100,279
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,208,226)	(7,725,221)	12,599,640	(2,268,243)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	37,940,736	(3,562,071)	74,882,799	69,900,473
Net Increase (Decrease) in Net Assets Resulting from Operations	33,617,559	(9,751,658)	92,301,810	80,732,509
Distributions to Shareholders:
Class A	(359,353)	(229,419)	(10,027,503)	(12,825,236)
Class C	—	—	(58,081)	(146,711)
Class I	(495,959)	(372,479)	(1,076,713)	(1,348,243)
Class R3	(28,678)	(14,251)	(190,730)	(246,399)
Class R4	(8,419)	(5,997)	(48,878)	(83,236)
Class R5	(7,780)	(3,408)	(12,305)	(28,014)
Class R6	(288,024)	(193,752)	(248,725)	(357,587)
Class Y	(56,323)	(50,945)	(144,532)	(335,347)
Class F	(826,078)	(414,752)	(1,347,390)	(1,629,207)
Total distributions	(2,070,614)	(1,285,003)	(13,154,857)	(16,999,980)
Capital Share Transactions:
Sold	28,525,933	82,963,608	11,956,632	23,150,008
Issued on reinvestment of distributions	2,027,998	1,252,397	12,906,833	16,688,116
Redeemed	(29,982,066)	(53,858,740)	(59,435,835)	(100,619,802)
Net increase (decrease) from capital share transactions	571,865	30,357,265	(34,572,370)	(60,781,678)
Net Increase (Decrease) in Net Assets	32,118,810	19,320,604	44,574,583	2,950,851
Net Assets:
Beginning of period	178,349,406	159,028,802	582,169,733	579,218,882
End of period	$ 210,468,216	$ 178,349,406	$ 626,744,316	$ 582,169,733
The accompanying notes are an integral part of these financial statements.
47

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 107,363	$ 2,843,742	$ 32,877,366	$ 57,267,094
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,409,138	(5,167,516)	73,769,283	(75,193,886)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	53,956,621	58,422,568	452,941,892	406,943,611
Net Increase (Decrease) in Net Assets Resulting from Operations	57,473,122	56,098,794	559,588,541	389,016,819
Distributions to Shareholders:
Class A	(485,658)	(755,113)	(5,652,557)	(2,366,960)
Class C	—	(54)	(84,025)	—
Class I	(220,519)	(419,384)	(6,122,227)	(5,260,071)
Class R3	(935)	(2,390)	(255,918)	(67,531)
Class R4	(7,994)	(11,481)	(812,330)	(390,387)
Class R5	(7,458)	(63,829)	(4,730,008)	(2,381,634)
Class R6	(19,116)	(16,189)	(19,411,721)	(8,985,084)
Class Y	(15,385)	(84,875)	(11,215,058)	(8,184,281)
Class F	(1,494,933)	(1,746,695)	(11,216,316)	(6,064,226)
Total distributions	(2,251,998)	(3,100,010)	(59,500,160)	(33,700,174)
Capital Share Transactions:
Sold	13,600,800	52,605,689	293,999,126	933,955,319
Issued on reinvestment of distributions	2,247,381	3,091,808	57,988,997	32,684,368
Redeemed	(35,905,659)	(188,867,811)	(565,978,515)	(1,349,560,056)
Net increase (decrease) from capital share transactions	(20,057,478)	(133,170,314)	(213,990,392)	(382,920,369)
Net Increase (Decrease) in Net Assets	35,163,646	(80,171,530)	286,097,989	(27,603,724)
Net Assets:
Beginning of period	278,057,094	358,228,624	3,420,906,823	3,448,510,547
End of period	$ 313,220,740	$ 278,057,094	$ 3,707,004,812	$ 3,420,906,823
The accompanying notes are an integral part of these financial statements.
48

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 65,209,859	$ 96,607,414
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	92,118,709	91,304,128
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	447,602,059	265,470,483
Net Increase (Decrease) in Net Assets Resulting from Operations	604,930,627	453,382,025
Distributions to Shareholders:
Class A	(3,324,245)	(1,891,465)
Class C	(124,077)	(55,496)
Class I	(55,222,434)	(34,333,007)
Class R3	(25,486)	(16,785)
Class R4	(138,849)	(92,122)
Class R5	(1,097,331)	(948,868)
Class R6	(9,336,848)	(732,351)
Class Y	(23,624,766)	(14,829,134)
Class F	(18,437,385)	(16,200,784)
Total distributions	(111,331,421)	(69,100,012)
Capital Share Transactions:
Sold	1,191,342,994	2,105,632,418
Issued on reinvestment of distributions	106,430,834	67,962,632
Redeemed	(802,174,018)	(1,057,345,370)
Net increase (decrease) from capital share transactions	495,599,810	1,116,249,680
Net Increase (Decrease) in Net Assets	989,199,016	1,500,531,693
Net Assets:
Beginning of period	3,627,032,775	2,126,501,082
End of period	$ 4,616,231,791	$ 3,627,032,775
The accompanying notes are an integral part of these financial statements.
49

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 13.25	$ 0.01	$ 2.80	$ 2.81	$ (0.06)	$ —	$ (0.06)	$ 16.00	21.19% (4)	$ 38,258	1.17% (5)	1.17% (5)	0.19% (5)	70%
C	12.91	(0.04)	2.72	2.68	—	—	—	15.59	20.76 (4)	2,752	1.95 (5)	1.94 (5)	(0.58) (5)	70
I	13.05	0.03	2.75	2.78	(0.10)	—	(0.10)	15.73	21.35 (4)	22,937	0.91 (5)	0.89 (5)	0.46 (5)	70
R3	13.04	(0.00) (6)	2.74	2.74	(0.02)	—	(0.02)	15.76	21.04 (4)	517	1.38 (5)	1.37 (5)	(0.00) (5)	70
R4	13.04	0.03	2.74	2.77	(0.07)	—	(0.07)	15.74	21.25 (4)	11	1.19 (5)	0.95 (5)	0.39 (5)	70
R5	12.96	0.04	2.72	2.76	(0.11)	—	(0.11)	15.61	21.37 (4)	3,673	0.91 (5)	0.81 (5)	0.51 (5)	70
R6	12.91	0.05	2.71	2.76	(0.13)	—	(0.13)	15.54	21.44 (4)	4,772	0.79 (5)	0.69 (5)	0.69 (5)	70
Y	13.26	0.04	2.79	2.83	(0.12)	—	(0.12)	15.97	21.36 (4)	8,528	0.89 (5)	0.79 (5)	0.58 (5)	70
F	13.42	0.05	2.82	2.87	(0.13)	—	(0.13)	16.16	21.45 (4)	51,911	0.79 (5)	0.69 (5)	0.68 (5)	70
For the Year Ended October 31, 2023
A	$ 13.37	$ 0.08	$ (0.10)	$ (0.02)	$ (0.10)	$ —	$ (0.10)	$ 13.25	(0.16)%	$ 32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
For the Year Ended October 31, 2022
A	$ 18.26	$ 0.08	$ (4.08)	$ (4.00)	$ (0.03)	$ (0.86)	$ (0.89)	$ 13.37	(23.01)%	$ 30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
For the Year Ended October 31, 2021
A	$ 13.13	$ 0.06	$ 5.24	$ 5.30	$ (0.02)	$ (0.15)	$ (0.17)	$ 18.26	40.65%	$ 36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
The accompanying notes are an integral part of these financial statements.
50

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$ 10.92	$ 0.07	$ 2.42	$ 2.49	$ (0.05)	$ (0.23)	$ (0.28)	$ 13.13	23.27%	$ 9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
For the Year Ended October 31, 2019
A	$ 10.99	$ 0.11	$ 1.34	$ 1.45	$ (0.11)	$ (1.41)	$ (1.52)	$ 10.92	16.47%	$ 4,510	1.79%	1.08%	1.12%	50%
C	10.99	0.12	1.35	1.47	(0.12)	(1.41)	(1.53)	10.93	16.68	286	2.38	0.95	1.19	50
I	11.00	0.13	1.32	1.45	(0.26)	(1.41)	(1.67)	10.78	16.85	2,314	1.41	0.77	1.25	50
R3	10.98	0.14	1.43	1.57	(0.12)	(1.41)	(1.53)	11.02	17.77	112	1.85	0.75	1.39	50
R4	10.99	0.13	1.35	1.48	(0.13)	(1.41)	(1.54)	10.93	16.78	125	1.61	0.84	1.30	50
R5	10.99	0.13	1.36	1.49	(0.13)	(1.41)	(1.54)	10.94	16.88	112	1.35	0.79	1.35	50
R6	11.01	0.15	1.36	1.51	(0.15)	(1.41)	(1.56)	10.96	17.12	112	1.31	0.67	1.47	50
Y	11.00	0.14	1.35	1.49	(0.14)	(1.41)	(1.55)	10.94	17.00	804	1.36	0.71	1.39	50
F	11.06	0.16	1.34	1.50	(0.14)	(1.41)	(1.55)	11.01	16.88	11,696	1.41	0.69	1.52	50
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.34	$ 0.07	$ 1.43	$ 1.50	$ (0.32)	$ —	$ (0.32)	$ 9.52	18.27% (4)	$ 21,145	1.52% (5)	1.45% (5)	1.48% (5)	61%
C	8.18	0.03	1.41	1.44	(0.25)	—	(0.25)	9.37	17.84 (4)	1,141	2.28 (5)	2.20 (5)	0.69 (5)	61
I	8.34	0.08	1.43	1.51	(0.34)	—	(0.34)	9.51	18.44 (4)	45,518	1.15 (5)	1.15 (5)	1.77 (5)	61
R3	8.30	0.06	1.43	1.49	(0.30)	—	(0.30)	9.49	18.18 (4)	282	1.75 (5)	1.70 (5)	1.24 (5)	61
R4	8.51	0.07	1.45	1.52	(0.32)	—	(0.32)	9.71	18.14 (4)	128	1.44 (5)	1.44 (5)	1.49 (5)	61
R5	8.27	0.08	1.42	1.50	(0.35)	—	(0.35)	9.42	18.42 (4)	30	1.15 (5)	1.15 (5)	1.79 (5)	61
R6	8.34	0.09	1.43	1.52	(0.36)	—	(0.36)	9.50	18.59 (4)	490	1.04 (5)	0.98 (5)	1.95 (5)	61
Y	8.32	0.06	1.44	1.50	(0.35)	—	(0.35)	9.47	18.37 (4)	81,273	1.15 (5)	1.10 (5)	1.35 (5)	61
F	8.29	0.09	1.41	1.50	(0.36)	—	(0.36)	9.43	18.45 (4)	184,891	1.04 (5)	0.98 (5)	2.09 (5)	61
For the Year Ended October 31, 2023
A	$ 7.40	$ 0.24	$ 0.98	$ 1.22	$ (0.28)	$ —	$ (0.28)	$ 8.34	16.62%	$ 18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
The accompanying notes are an integral part of these financial statements.
51

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$ 10.88	$ 0.29	$ (3.57)	$ (3.28)	$ (0.20)	$ —	$ (0.20)	$ 7.40	(30.68)%	$ 25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
For the Year Ended October 31, 2021
A	$ 9.06	$ 0.17	$ 1.74	$ 1.91	$ (0.09)	$ —	$ (0.09)	$ 10.88	21.18%	$ 40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
For the Year Ended October 31, 2020
A	$ 8.96	$ 0.11	$ 0.18	$ 0.29	$ (0.19)	$ —	$ (0.19)	$ 9.06	3.12%	$ 36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
For the Year Ended October 31, 2019
A	$ 8.39	$ 0.18	$ 0.54	$ 0.72	$ (0.15)	$ —	$ (0.15)	$ 8.96	8.82%	$ 45,113	1.50%	1.39%	2.02%	81%
C	8.18	0.10	0.54	0.64	(0.04)	—	(0.04)	8.78	7.93	2,738	2.34	2.20	1.20	81
I	8.39	0.23	0.50	0.73	(0.18)	—	(0.18)	8.94	8.99	23,116	1.19	1.09	2.60	81
R3	8.38	0.16	0.54	0.70	(0.13)	—	(0.13)	8.95	8.45	220	1.81	1.69	1.78	81
R4	8.44	0.14	0.59	0.73	(0.16)	—	(0.16)	9.01	8.87	352	1.51	1.39	1.65	81
R5	8.34	0.22	0.52	0.74	(0.18)	—	(0.18)	8.90	9.14	691	1.21	1.10	2.51	81
R6	8.39	0.22	0.54	0.76	(0.19)	—	(0.19)	8.96	9.26	1,006	1.09	0.98	2.57	81
Y	8.38	0.29	0.45	0.74	(0.19)	—	(0.19)	8.93	9.06	205,680	1.19	1.07	3.34	81
F	8.35	0.28	0.46	0.74	(0.19)	—	(0.19)	8.90	9.17	30,845	1.09	0.98	3.20	81
The accompanying notes are an integral part of these financial statements.
52

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 12.04	$ 0.04	$ 2.20	$ 2.24	$ (0.10)	$ —	$ (0.10)	$ 14.18	18.56% (4)	$ 51,794	1.21% (5)	1.19% (5)	0.55% (5)	18%
C	11.60	(0.01)	2.11	2.10	—	—	—	13.70	18.10 (4)	1,243	1.99 (5)	1.94 (5)	(0.19) (5)	18
I	12.03	0.06	2.19	2.25	(0.14)	—	(0.14)	14.14	18.68 (4)	46,245	0.86 (5)	0.86 (5)	0.88 (5)	18
R3	11.82	0.02	2.15	2.17	(0.06)	—	(0.06)	13.93	18.39 (4)	5,867	1.44 (5)	1.41 (5)	0.33 (5)	18
R4	12.02	0.05	2.19	2.24	(0.11)	—	(0.11)	14.15	18.60 (4)	917	1.16 (5)	1.11 (5)	0.66 (5)	18
R5	11.93	0.06	2.18	2.24	(0.15)	—	(0.15)	14.02	18.77 (4)	632	0.85 (5)	0.81 (5)	0.93 (5)	18
R6	11.94	0.07	2.18	2.25	(0.17)	—	(0.17)	14.02	18.81 (4)	22,775	0.75 (5)	0.69 (5)	1.06 (5)	18
Y	11.96	0.07	2.17	2.24	(0.15)	—	(0.15)	14.05	18.74 (4)	5,057	0.85 (5)	0.79 (5)	0.95 (5)	18
F	12.02	0.07	2.20	2.27	(0.17)	—	(0.17)	14.12	18.85 (4)	75,939	0.74 (5)	0.69 (5)	1.05 (5)	18
For the Year Ended October 31, 2023
A	$ 12.71	$ 0.07	$ (0.68)	$ (0.61)	$ (0.06)	$ —	$ (0.06)	$ 12.04	(4.82)%	$ 45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
For the Year Ended October 31, 2022
A	$ 17.43	$ 0.10	$ (4.40)	$ (4.30)	$ (0.02)	$ (0.40)	$ (0.42)	$ 12.71	(25.20)%	$ 46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
For the Year Ended October 31, 2021
A	$ 12.90	$ 0.02	$ 4.57	$ 4.59	$ (0.06)	$ —	$ (0.06)	$ 17.43	35.64%	$ 58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
The accompanying notes are an integral part of these financial statements.
53

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2020
A	$ 11.32	$ 0.06	$ 1.56	$ 1.62	$ (0.04)	$ —	$ (0.04)	$ 12.90	14.37%	$ 41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
For the Year Ended October 31, 2019
A	$ 11.10	$ 0.12	$ 1.46	$ 1.58	$ (0.06)	$ (1.30)	$ (1.36)	$ 11.32	16.93%	$ 872	1.94% (7)	1.10% (7)	1.17%	5% (8)(9)
C	10.93	0.07	1.45	1.52	(0.03)	(1.30)	(1.33)	11.12	16.45	38	2.74 (7)	1.60 (7)	0.63	5 (8)(9)
I	11.05	0.17	1.46	1.63	(0.08)	(1.30)	(1.38)	11.30	17.47	13,351	1.54 (7)	0.73 (7)	1.60	5 (8)(9)
R3	10.98	0.08	1.48	1.56	(0.10)	(1.30)	(1.40)	11.14	16.94	282	2.07 (7)	1.19 (7)	0.79	5 (8)(9)
R4	11.08	0.13	1.46	1.59	(0.09)	(1.30)	(1.39)	11.28	17.11	27	1.91 (7)	0.95 (7)	1.25	5 (8)(9)
R5	11.00	0.15	1.44	1.59	(0.11)	(1.30)	(1.41)	11.18	17.45	13	1.61 (7)	0.76 (7)	1.43	5 (8)(9)
R6	11.01	0.20	1.41	1.61	(0.11)	(1.30)	(1.41)	11.21	17.45	897	1.43 (7)	0.63 (7)	1.81	5 (8)(9)
Y	10.99	0.23	1.37	1.60	(0.12)	(1.30)	(1.42)	11.17	17.42	300	1.54 (7)	0.67 (7)	2.11	5 (8)(9)
F	11.16	0.16	1.47	1.63	(0.13)	(1.30)	(1.43)	11.36	17.43	30,632	1.49 (7)	0.66 (7)	1.54	5 (8)(9)
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 10.38	$ 0.08	$ 1.59	$ 1.67	$ (0.24)	$ —	$ (0.24)	$ 11.81	16.11% (4)	$ 488,560	0.97% (5)	0.96% (5)	1.48% (5)	25%
C	10.26	0.03	1.57	1.60	(0.11)	—	(0.11)	11.75	15.59 (4)	5,449	1.79 (5)	1.79 (5)	0.60 (5)	25
I	10.54	0.11	1.59	1.70	(0.27)	—	(0.27)	11.97	16.24 (4)	45,476	0.63 (5)	0.63 (5)	1.81 (5)	25
R3	10.30	0.07	1.56	1.63	(0.20)	—	(0.20)	11.73	15.91 (4)	11,013	1.25 (5)	1.24 (5)	1.21 (5)	25
R4	10.42	0.08	1.59	1.67	(0.22)	—	(0.22)	11.87	16.13 (4)	2,631	0.96 (5)	0.96 (5)	1.45 (5)	25
R5	9.11	0.09	1.38	1.47	(0.27)	—	(0.27)	10.31	16.24 (4)	502	0.64 (5)	0.64 (5)	1.85 (5)	25
R6	10.59	0.11	1.61	1.72	(0.28)	—	(0.28)	12.03	16.36 (4)	9,986	0.54 (5)	0.54 (5)	1.89 (5)	25
Y	10.54	0.09	1.62	1.71	(0.27)	—	(0.27)	11.98	16.31 (4)	6,558	0.63 (5)	0.63 (5)	1.63 (5)	25
F	10.60	0.11	1.61	1.72	(0.29)	—	(0.29)	12.03	16.25 (4)	56,569	0.54 (5)	0.54 (5)	1.91 (5)	25
For the Year Ended October 31, 2023
A	$ 9.41	$ 0.22	$ 1.03	$ 1.25	$ (0.28)	$ —	$ (0.28)	$ 10.38	13.33%	$ 450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
The accompanying notes are an integral part of these financial statements.
54

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$ 12.86	$ 0.23	$ (3.27)	$ (3.04)	$ (0.25)	$ (0.16)	$ (0.41)	$ 9.41	(24.35)%	$ 440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$ 10.24	$ 0.16	$ 2.59	$ 2.75	$ (0.13)	$ —	$ (0.13)	$ 12.86	26.93%	$ 644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
For the Year Ended October 31, 2020
A	$ 10.74	$ 0.11	$ (0.37)	$ (0.26)	$ (0.24)	$ —	$ (0.24)	$ 10.24	(2.57)%	$ 558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
For the Year Ended October 31, 2019
A	$ 9.91	$ 0.20	$ 0.67	$ 0.87	$ (0.02)	$ (0.02)	$ (0.04)	$ 10.74	8.88%	$ 685,465	0.97%	0.97%	1.94%	78%
C	9.76	0.11	0.67	0.78	—	(0.02)	(0.02)	10.52	8.01	43,009	1.71	1.71	1.13	78
I	10.01	0.23	0.69	0.92	(0.03)	(0.02)	(0.05)	10.88	9.29	82,136	0.63	0.63	2.20	78
R3	9.85	0.17	0.67	0.84	(0.02)	(0.02)	(0.04)	10.65	8.59	16,410	1.24	1.24	1.67	78
R4	9.91	0.20	0.68	0.88	(0.03)	(0.02)	(0.05)	10.74	8.89	8,653	0.96	0.96	1.99	78
R5	8.75	0.20	0.60	0.80	(0.03)	(0.02)	(0.05)	9.50	9.27	1,686	0.65	0.65	2.23	78
R6	10.06	0.24	0.69	0.93	(0.04)	(0.02)	(0.06)	10.93	9.29	22,624	0.54	0.54	2.32	78
Y	10.02	0.25	0.67	0.92	(0.04)	(0.02)	(0.06)	10.88	9.28	33,756	0.62	0.62	2.38	78
F	10.06	0.25	0.69	0.94	(0.04)	(0.02)	(0.06)	10.94	9.39	72,152	0.54	0.54	2.38	78
The accompanying notes are an integral part of these financial statements.
55

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 13.75	$ (0.02)	$ 2.88	$ 2.86	$ (0.07)	$ —	$ (0.07)	$ 16.54	20.83% (4)	$ 109,709	1.34% (5)	1.30% (5)	(0.20)% (5)	16%
C	12.28	(0.07)	2.57	2.50	—	—	—	14.78	20.36 (4)	1,292	2.14 (5)	2.05 (5)	(1.00) (5)	16
I	13.65	0.01	2.85	2.86	(0.12)	—	(0.12)	16.39	21.00 (4)	27,950	1.01 (5)	0.98 (5)	0.11 (5)	16
R3	13.89	(0.04)	2.91	2.87	(0.03)	—	(0.03)	16.73	20.66 (4)	483	1.59 (5)	1.57 (5)	(0.50) (5)	16
R4	14.21	(0.02)	2.97	2.95	(0.08)	—	(0.08)	17.08	20.75 (4)	1,570	1.30 (5)	1.27 (5)	(0.18) (5)	16
R5	14.35	(0.00) (6)	3.00	3.00	(0.12)	—	(0.12)	17.23	20.93 (4)	729	1.00 (5)	1.00 (5)	0.02 (5)	16
R6	14.43	0.02	3.01	3.03	(0.14)	—	(0.14)	17.32	21.05 (4)	2,037	0.89 (5)	0.85 (5)	0.23 (5)	16
Y	14.38	0.01	3.01	3.02	(0.13)	—	(0.13)	17.27	21.01 (4)	2,281	0.98 (5)	0.95 (5)	0.18 (5)	16
F	13.68	0.02	2.85	2.87	(0.14)	—	(0.14)	16.41	21.04 (4)	167,170	0.89 (5)	0.85 (5)	0.25 (5)	16
For the Year Ended October 31, 2023
A	$ 12.10	$ 0.10	$ 1.65	$ 1.75	$ (0.10)	$ —	$ (0.10)	$ 13.75	14.51%	$ 96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00) (6)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
For the Year Ended October 31, 2022
A	$ 19.44	$ 0.05	$ (7.30)	$ (7.25)	$ (0.03)	$ (0.06)	$ (0.09)	$ 12.10	(37.43)%	$ 92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
For the Year Ended October 31, 2021
A	$ 16.10	$ (0.01)	$ 3.93	$ 3.92	$ —	$ (0.58)	$ (0.58)	$ 19.44	24.68%	$ 167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
The accompanying notes are an integral part of these financial statements.
56

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$ 14.40	$ 0.00	$ 1.78	$ 1.78	$ (0.08)	$ —	$ (0.08)	$ 16.10	12.40%	$ 137,068	1.36%	1.30%	0.00% (10)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
For the Year Ended October 31, 2019
A	$ 13.85	$ 0.09	$ 1.51	$ 1.60	$ (0.08)	$ (0.97)	$ (1.05)	$ 14.40	12.97%	$ 128,065	1.38%	1.30%	0.66%	64%
C	12.71	(0.01)	1.39	1.38	—	(0.97)	(0.97)	13.12	12.16	6,842	2.15	2.05	(0.11)	64
I	13.75	0.14	1.49	1.63	(0.12)	(0.97)	(1.09)	14.29	13.41	39,175	0.99	0.94	1.04	64
R3	14.00	0.06	1.53	1.59	(0.03)	(0.97)	(1.00)	14.59	12.63	632	1.63	1.57	0.44	64
R4	14.21	0.09	1.56	1.65	(0.06)	(0.97)	(1.03)	14.83	12.99	4,102	1.33	1.27	0.67	64
R5	14.34	0.14	1.57	1.71	(0.12)	(0.97)	(1.09)	14.96	13.40	25,303	1.02	0.96	1.00	64
R6	14.41	0.16	1.57	1.73	(0.13)	(0.97)	(1.10)	15.04	13.48	3,059	0.91	0.85	1.09	64
Y	14.39	0.15	1.57	1.72	(0.13)	(0.97)	(1.10)	15.01	13.45	18,100	0.98	0.92	1.05	64
F	13.77	0.15	1.49	1.64	(0.13)	(0.97)	(1.10)	14.31	13.50	112,149	0.91	0.85	1.12	64
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 15.43	$ 0.13	$ 2.43	$ 2.56	$ (0.24)	$ —	$ (0.24)	$ 17.75	16.64% (4)	$ 409,251	1.10% (5)	1.10% (5)	1.50% (5)	17%
C	13.08	0.04	2.06	2.10	(0.10)	—	(0.10)	15.08	16.11 (4)	10,289	1.90 (5)	1.90 (5)	0.62 (5)	17
I	15.33	0.15	2.42	2.57	(0.28)	—	(0.28)	17.62	16.84 (4)	371,900	0.78 (5)	0.78 (5)	1.80 (5)	17
R3	15.73	0.10	2.49	2.59	(0.18)	—	(0.18)	18.14	16.48 (4)	25,810	1.41 (5)	1.41 (5)	1.19 (5)	17
R4	16.08	0.13	2.54	2.67	(0.23)	—	(0.23)	18.52	16.64 (4)	63,491	1.11 (5)	1.11 (5)	1.50 (5)	17
R5	16.25	0.16	2.56	2.72	(0.29)	—	(0.29)	18.68	16.81 (4)	289,617	0.79 (5)	0.79 (5)	1.81 (5)	17
R6	16.37	0.17	2.57	2.74	(0.31)	—	(0.31)	18.80	16.79 (4)	1,184,793	0.70 (5)	0.70 (5)	1.92 (5)	17
Y	16.36	0.16	2.58	2.74	(0.29)	—	(0.29)	18.81	16.81 (4)	674,869	0.81 (5)	0.79 (5)	1.75 (5)	17
F	15.35	0.16	2.42	2.58	(0.31)	—	(0.31)	17.62	16.87 (4)	676,985	0.70 (5)	0.70 (5)	1.95 (5)	17
For the Year Ended October 31, 2023
A	$ 13.98	$ 0.18	$ 1.36	$ 1.54	$ (0.09)	$ —	$ (0.09)	$ 15.43	11.03%	$ 374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
The accompanying notes are an integral part of these financial statements.
57

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$ 21.23	$ 0.18	$ (5.43)	$ (5.25)	$ (0.25)	$ (1.75)	$ (2.00)	$ 13.98	(27.18)%	$ 370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
For the Year Ended October 31, 2021
A	$ 16.66	$ 0.13	$ 4.51	$ 4.64	$ (0.07)	$ —	$ (0.07)	$ 21.23	27.91%	$ 563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00) (6)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
For the Year Ended October 31, 2020
A	$ 15.70	$ 0.05	$ 1.12	$ 1.17	$ (0.21)	$ —	$ (0.21)	$ 16.66	7.48%	$ 450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
For the Year Ended October 31, 2019
A	$ 14.66	$ 0.21	$ 1.36	$ 1.57	$ (0.18)	$ (0.35)	$ (0.53)	$ 15.70	11.32%	$ 464,083	1.12%	1.12%	1.42%	92%
C	12.74	0.08	1.19	1.27	(0.03)	(0.35)	(0.38)	13.63	10.46	37,457	1.89	1.89	0.64	92
I	14.60	0.25	1.35	1.60	(0.23)	(0.35)	(0.58)	15.62	11.67	350,647	0.79	0.79	1.71	92
R3	14.87	0.17	1.39	1.56	(0.13)	(0.35)	(0.48)	15.95	11.03	51,593	1.42	1.42	1.14	92
R4	15.16	0.22	1.41	1.63	(0.18)	(0.35)	(0.53)	16.26	11.34	133,349	1.12	1.12	1.44	92
R5	15.32	0.27	1.42	1.69	(0.23)	(0.35)	(0.58)	16.43	11.73	265,062	0.80	0.80	1.74	92
R6	15.42	0.30	1.41	1.71	(0.25)	(0.35)	(0.60)	16.53	11.78	638,619	0.70	0.70	1.93	92
Y	15.41	0.28	1.43	1.71	(0.24)	(0.35)	(0.59)	16.53	11.80	981,426	0.78	0.75	1.80	92
F	14.61	0.27	1.35	1.62	(0.25)	(0.35)	(0.60)	15.63	11.82	660,251	0.70	0.70	1.82	92
The accompanying notes are an integral part of these financial statements.
58

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 16.11	$ 0.24	$ 2.26	$ 2.50	$ (0.44)	$ —	$ (0.44)	$ 18.17	15.63% (4)	$ 141,050	1.16% (5)	1.16% (5)	2.71% (5)	9%
C	15.91	0.18	2.24	2.42	(0.34)	—	(0.34)	17.99	15.25 (4)	7,181	1.91 (5)	1.91 (5)	2.04 (5)	9
I	16.20	0.26	2.28	2.54	(0.48)	—	(0.48)	18.26	15.78 (4)	2,172,541	0.90 (5)	0.90 (5)	2.96 (5)	9
R3	16.13	0.17	2.31	2.48	(0.40)	—	(0.40)	18.21	15.44 (4)	852	1.50 (5)	1.50 (5)	1.98 (5)	9
R4	16.07	0.25	2.24	2.49	(0.42)	—	(0.42)	18.14	15.61 (4)	8,379	1.21 (5)	1.21 (5)	2.82 (5)	9
R5	16.26	0.27	2.29	2.56	(0.48)	—	(0.48)	18.34	15.84 (4)	50,013	0.89 (5)	0.89 (5)	3.10 (5)	9
R6	16.64	0.28	2.33	2.61	(0.49)	—	(0.49)	18.76	15.82 (4)	375,544	0.80 (5)	0.80 (5)	3.10 (5)	9
Y	16.62	0.29	2.31	2.60	(0.48)	—	(0.48)	18.74	15.77 (4)	1,236,111	0.86 (5)	0.86 (5)	3.27 (5)	9
F	16.22	0.26	2.29	2.55	(0.49)	—	(0.49)	18.28	15.86 (4)	624,562	0.80 (5)	0.80 (5)	2.99 (5)	9
For the Year Ended October 31, 2023
A	$ 13.61	$ 0.42	$ 2.48	$ 2.90	$ (0.40)	$ —	$ (0.40)	$ 16.11	21.54%	$ 120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
For the Year Ended October 31, 2022
A	$ 16.64	$ 0.40	$ (2.95)	$ (2.55)	$ (0.48)	$ —	$ (0.48)	$ 13.61	(15.74)%	$ 61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
For the Year Ended October 31, 2021
A	$ 11.27	$ 0.29	$ 5.24	$ 5.53	$ (0.16)	$ —	$ (0.16)	$ 16.64	49.38%	$ 58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
The accompanying notes are an integral part of these financial statements.
59

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2020
A	$ 14.53	$ 0.16	$ (3.00)	$ (2.84)	$ (0.42)	$ —	$ (0.42)	$ 11.27	(20.24)%	$ 29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26
For the Year Ended October 31, 2019
A	$ 15.11	$ 0.31	$ 0.15	$ 0.46	$ (0.34)	$ (0.70)	$ (1.04)	$ 14.53	3.90%	$ 205,566	1.20%	1.20%	2.19%	51%
C	14.86	0.20	0.17	0.37	(0.22)	(0.70)	(0.92)	14.31	3.14	17,367	1.95	1.95	1.45	51
I	15.28	0.39	0.12	0.51	(0.40)	(0.70)	(1.10)	14.69	4.20	1,004,021	0.91	0.91	2.74	51
R3	15.17	0.25	0.18	0.43	(0.28)	(0.70)	(0.98)	14.62	3.53	669	1.54	1.54	1.80	51
R4	15.20	0.31	0.15	0.46	(0.34)	(0.70)	(1.04)	14.62	3.85	1,396	1.25	1.25	2.17	51
R5	15.32	0.39	0.11	0.50	(0.40)	(0.70)	(1.10)	14.72	4.13	34,293	0.95	0.95	2.80	51
R6 (11)	14.59	0.30	0.14	0.44	—	—	—	15.03	3.05 (4)	170,365	0.84 (5)	0.84 (5)	3.15 (5)	51
Y	15.60	0.38	0.14	0.52	(0.40)	(0.70)	(1.10)	15.02	4.21	619,624	0.90	0.89	2.63	51
F	15.30	0.36	0.15	0.51	(0.41)	(0.70)	(1.11)	14.70	4.24	280,593	0.84	0.84	2.55	51

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than $0.01 per share.
(7)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(8)	Effective October 7, 2019, the Global Impact Fund commenced operations as a stand-alone fund. The portfolio turnover is reflective of the activity from October 7, 2019 to October 31, 2019. The blended portfolio turnover rate of the Global Impact Fund and its former master portfolio, the Global Impact Master Portfolio (the “Master Portfolio”), is 108% which reflects the portfolio turnover of the Master Portfolio from November 1, 2018 through October 4, 2019 and the Global Impact Fund from October 7, 2019 to October 31, 2019.
(9)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on February 28, 2019.
The accompanying notes are an integral part of these financial statements.
60

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2024. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")
Hartford Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Global Impact Fund (the "Global Impact Fund")
Hartford International Equity Fund (the "International Equity Fund")
The Hartford International Growth Fund (the "International Growth Fund")
The Hartford International Opportunities Fund (the "International Opportunities Fund")
The Hartford International Value Fund (the "International Value Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
61

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
62

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
63

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.
b)	Additional Derivative Instrument Information:
Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 18,142	$ —	$ 18,142
Total	$ —	$ —	$ —	$ 18,142	$ —	$ 18,142

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

64

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Emerging Markets Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 184,446	$ —	$ 184,446
Net realized gain (loss) on foreign currency contracts	—	(285)	—	—	—	(285)
Total	$ —	$ (285)	$ —	$ 184,446	$ —	$ 184,161
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 246,171	$ —	$ 246,171
Total	$ —	$ —	$ —	$ 246,171	$ —	$ 246,171
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	72
Foreign Currency Contracts Purchased at Contract Amount	$ 111,185
Foreign Currency Contracts Sold at Contract Amount	$ 11,878
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 171,487	$ —	$ 171,487
Total	$ —	$ —	$ —	$ 171,487	$ —	$ 171,487

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 623,162	$ —	$ 623,162
Total	$ —	$ —	$ —	$ 623,162	$ —	$ 623,162
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 614,547	$ —	$ 614,547
Total	$ —	$ —	$ —	$ 614,547	$ —	$ 614,547
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	95
65

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 567,297	$ —	$ 567,297
Total	$ —	$ —	$ —	$ 567,297	$ —	$ 567,297

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 7,956,361	$ —	$ 7,956,361
Total	$ —	$ —	$ —	$ 7,956,361	$ —	$ 7,956,361
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 1,281,509	$ —	$ 1,281,509
Total	$ —	$ —	$ —	$ 1,281,509	$ —	$ 1,281,509
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	652
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (18,142)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(18,142)
Derivatives not subject to a MNA	—	18,142
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

66

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (171,487)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(171,487)
Derivatives not subject to a MNA	—	171,487
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (567,297)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(567,297)
Derivatives not subject to a MNA	—	567,297
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
67

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Climate Opportunities Fund	$ 4,039,025	$ 1,592,723
Emerging Markets Equity Fund	56,167,877	11,027,476
Global Impact Fund*	13,900,707	22,160,368
International Equity Fund	22,422,955	8,002,339
International Growth Fund	16,983,963	12,993,271
International Opportunities Fund	317,405,442	—
International Value Fund	7,994,978	211,824,274

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2023, the International Growth Fund utilized $277,892 and the International Value Fund utilized $100,647,453 of prior year capital loss carryforward.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$ 109,175,751	$ 25,292,063	$ (3,651,544)	$ 21,640,519
Emerging Markets Equity Fund	292,616,623	70,015,429	(30,174,098)	39,841,331
Global Impact Fund	174,134,211	45,801,015	(14,047,410)	31,753,605
International Equity Fund	522,261,285	130,308,443	(35,732,812)	94,575,631
International Growth Fund	222,235,745	96,557,193	(4,704,504)	91,852,689
International Opportunities Fund	2,895,623,773	775,393,758	(84,053,196)	691,340,562
International Value Fund	4,075,874,803	732,276,181	(284,582,553)	447,693,628
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA performs the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with Climate Opportunities Fund's investment objectives and policies and SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for such portion of the Climate Opportunities Fund. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fees received from HFMC for the Fund.
68

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2025 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%
69

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.17%	1.94%	0.89%	1.37%	0.95%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.15%	1.70%	1.44%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.86%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Equity Fund	0.96%	1.79%	0.63%	1.24%	0.96%	0.64%	0.54%	0.63%	0.54%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%
International Opportunities Fund	1.10%	1.90%	0.78%	1.41%	1.11%	0.79%	0.70%	0.79%	0.70%
International Value Fund	1.16%	1.91%	0.90%	1.50%	1.21%	0.89%	0.80%	0.86%	0.80%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$ 103,661	$ 252
Emerging Markets Equity Fund	28,730	21
Global Impact Fund	35,316	19
International Equity Fund	47,811	102
International Growth Fund	33,274	235
International Opportunities Fund	83,275	1,872
International Value Fund	64,452	354
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits
70

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
International Opportunities Fund	0.09%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	0.14%	0.17%	0.12%	0.09%	0.15%	0.12%	0.00% *	0.11%	0.00% *
Emerging Markets Equity Fund	0.24%	0.25%	0.11%	0.21%	0.15%	0.12%	0.00% *	0.11%	0.00% *
Global Impact Fund	0.21%	0.25%	0.12%	0.20%	0.17%	0.11%	0.00% *	0.11%	0.00% *
International Equity Fund	0.18%	0.25%	0.09%	0.21%	0.17%	0.10%	0.00% *	0.09%	0.00% *
International Growth Fund	0.20%	0.25%	0.12%	0.21%	0.16%	0.11%	0.00% *	0.09%	0.00% *
International Opportunities Fund	0.15%	0.21%	0.09%	0.21%	0.17%	0.10%	0.00% *	0.10%	0.00% *
International Value Fund	0.11%	0.11%	0.10%	0.19%	0.15%	0.09%	0.00% *	0.06%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
71

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$ —	$ —	$ —
Emerging Markets Equity Fund	664,943	731,971	—
Global Impact Fund	671,616	739,400	—
International Equity Fund	11,249,881	5,049,522	7,222,581
International Growth Fund	4,378,234	4,781,606	83,170
International Opportunities Fund	56,191,612	185,648	62,408,351
International Value Fund	158,996,254	70,503,913	102,693,793

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	2%	95%	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	31%	2%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	0%*	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	17%
International Opportunities Fund	4%

*	As of April 30, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
72

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

10.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$ 89,797,736	$ 96,717,263	$ 89,797,736	$ 96,717,263
Emerging Markets Equity Fund	237,594,359	364,017,666	237,594,359	364,017,666
Global Impact Fund	39,332,355	36,054,769	39,332,355	36,054,769
International Equity Fund	153,354,005	196,192,311	153,354,005	196,192,311
International Growth Fund	49,867,514	70,334,012	49,867,514	70,334,012
International Opportunities Fund	616,381,995	932,184,178	616,381,995	932,184,178
International Value Fund	813,872,559	386,247,754	813,872,559	386,247,754
11.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	254,655	$ 3,847,679	659,074	$ 9,770,166
Shares Issued for Reinvested Dividends	8,843	136,714	15,822	218,192
Shares Redeemed	(336,237)	(5,072,275)	(482,738)	(7,060,330)
Net Increase (Decrease)	(72,739)	(1,087,882)	192,158	2,928,028
Class C
Shares Sold	12,618	$ 176,724	69,964	$ 1,029,649
Shares Redeemed	(26,664)	(392,239)	(33,658)	(481,434)
Net Increase (Decrease)	(14,046)	(215,515)	36,306	548,215
Class I
Shares Sold	198,627	$ 2,931,513	1,025,285	$ 14,762,538
Shares Issued for Reinvested Dividends	11,120	168,909	16,848	228,297
Shares Redeemed	(380,152)	(5,707,769)	(1,034,017)	(14,974,585)
Net Increase (Decrease)	(170,405)	(2,607,347)	8,116	16,250
Class R3
Shares Sold	23,512	$ 316,488	8,168	$ 123,198
Shares Issued for Reinvested Dividends	47	722	22	294
Shares Redeemed	(2,931)	(41,327)	(54)	(785)
Net Increase (Decrease)	20,628	275,883	8,136	122,707
Class R4
Shares Sold	17	$ 249	3	$ 42
Shares Issued for Reinvested Dividends	3	47	17	226
Shares Redeemed	—	(3)	(1,318)	(19,134)
Net Increase (Decrease)	20	293	(1,298)	(18,866)
Class R5
Shares Sold	14,768	$ 217,427	469,488	$ 6,645,017
Shares Issued for Reinvested Dividends	2,938	44,279	86	1,161
Shares Redeemed	(177,177)	(2,649,560)	(82,185)	(1,197,073)
Net Increase (Decrease)	(159,471)	(2,387,854)	387,389	5,449,105
Class R6
Shares Sold	76,776	$ 1,137,354	289,333	$ 4,249,132
Shares Issued for Reinvested Dividends	2,052	30,753	347	4,639
Shares Redeemed	(39,286)	(577,237)	(48,749)	(683,549)
Net Increase (Decrease)	39,542	590,870	240,931	3,570,222
73

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	126,230	$ 1,862,123	198,248	$ 2,941,267
Shares Issued for Reinvested Dividends	4,369	67,375	5,935	81,606
Shares Redeemed	(173,157)	(2,606,928)	(185,515)	(2,733,895)
Net Increase (Decrease)	(42,558)	(677,430)	18,668	288,978
Class F
Shares Sold	295,785	$ 4,545,589	784,738	$ 11,734,970
Shares Issued for Reinvested Dividends	27,702	431,871	39,007	542,199
Shares Redeemed	(523,392)	(8,036,994)	(677,951)	(10,062,745)
Net Increase (Decrease)	(199,905)	(3,059,534)	145,794	2,214,424
Total Net Increase (Decrease)	(598,934)	$ (9,168,516)	1,036,200	$ 15,119,063
Emerging Markets Equity Fund
Class A
Shares Sold	207,175	$ 1,878,990	398,979	$ 3,438,187
Shares Issued for Reinvested Dividends	78,386	691,365	116,382	926,398
Shares Redeemed	(254,492)	(2,340,395)	(1,799,027)	(15,842,242)
Net Increase (Decrease)	31,069	229,960	(1,283,666)	(11,477,657)
Class C
Shares Sold	3,625	$ 32,061	9,413	$ 79,071
Shares Issued for Reinvested Dividends	3,865	33,631	3,977	31,217
Shares Redeemed	(21,478)	(193,214)	(33,329)	(275,675)
Net Increase (Decrease)	(13,988)	(127,522)	(19,939)	(165,387)
Class I
Shares Sold	282,850	$ 2,534,164	2,330,290	$ 20,330,859
Shares Issued for Reinvested Dividends	185,830	1,637,160	143,046	1,135,786
Shares Redeemed	(820,559)	(7,370,636)	(1,304,925)	(11,063,072)
Net Increase (Decrease)	(351,879)	(3,199,312)	1,168,411	10,403,573
Class R3
Shares Sold	8,312	$ 77,281	7,709	$ 65,665
Shares Issued for Reinvested Dividends	966	8,503	935	7,421
Shares Redeemed	(8,459)	(77,375)	(13,516)	(111,341)
Net Increase (Decrease)	819	8,409	(4,872)	(38,255)
Class R4
Shares Sold	1,445	$ 13,260	1,668	$ 14,206
Shares Issued for Reinvested Dividends	448	4,031	406	3,291
Shares Redeemed	(634)	(5,690)	(1,657)	(14,451)
Net Increase (Decrease)	1,259	11,601	417	3,046
Class R5
Shares Sold	—	$ —	5	$ 37
Shares Issued for Reinvested Dividends	122	1,060	188	1,481
Shares Redeemed	—	—	(2,049)	(16,883)
Net Increase (Decrease)	122	1,060	(1,856)	(15,365)
Class R6
Shares Sold	4,360	$ 39,391	8,524	$ 71,789
Shares Issued for Reinvested Dividends	1,134	9,968	975	7,735
Shares Redeemed	(2,673)	(24,017)	(6,344)	(54,406)
Net Increase (Decrease)	2,821	25,342	3,155	25,118
Class Y
Shares Sold	1,772,820	$ 15,630,351	3,813,336	$ 31,442,171
Shares Issued for Reinvested Dividends	1,027,007	9,006,853	1,017,063	8,044,967
Shares Redeemed	(20,742,183)	(193,933,270)	(5,686,121)	(47,397,649)
Net Increase (Decrease)	(17,942,356)	(169,296,066)	(855,722)	(7,910,511)
Class F
Shares Sold	12,525,367	$ 113,434,687	6,414,879	$ 54,116,553
Shares Issued for Reinvested Dividends	23,895	208,602	17,913	140,974
Shares Redeemed	(6,397,161)	(58,720,649)	(4,973,537)	(41,166,861)
Net Increase (Decrease)	6,152,101	54,922,640	1,459,255	13,090,666
Total Net Increase (Decrease)	(12,120,032)	$ (117,423,888)	465,183	$ 3,915,228
74

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Global Impact Fund
Class A
Shares Sold	269,846	$ 3,743,758	790,902	$ 10,414,731
Shares Issued for Reinvested Dividends	24,457	351,442	17,797	224,417
Shares Redeemed	(379,507)	(5,329,753)	(731,942)	(9,709,469)
Net Increase (Decrease)	(85,204)	(1,234,553)	76,757	929,679
Class C
Shares Sold	4,360	$ 60,982	23,324	$ 299,266
Shares Redeemed	(29,894)	(407,665)	(35,459)	(449,312)
Net Increase (Decrease)	(25,534)	(346,683)	(12,135)	(150,046)
Class I
Shares Sold	431,895	$ 6,004,323	1,163,711	$ 15,275,982
Shares Issued for Reinvested Dividends	33,911	485,269	28,957	363,694
Shares Redeemed	(744,947)	(10,505,018)	(1,421,304)	(18,429,508)
Net Increase (Decrease)	(279,141)	(4,015,426)	(228,636)	(2,789,832)
Class R3
Shares Sold	39,276	$ 539,310	99,525	$ 1,281,287
Shares Issued for Reinvested Dividends	2,029	28,678	1,149	14,251
Shares Redeemed	(58,027)	(812,942)	(93,442)	(1,212,665)
Net Increase (Decrease)	(16,722)	(244,954)	7,232	82,873
Class R4
Shares Sold	2,982	$ 41,001	7,397	$ 96,873
Shares Issued for Reinvested Dividends	587	8,418	477	5,997
Shares Redeemed	(18,246)	(253,413)	(13,967)	(185,342)
Net Increase (Decrease)	(14,677)	(203,994)	(6,093)	(82,472)
Class R5
Shares Sold	1,938	$ 27,047	28,508	$ 366,668
Shares Issued for Reinvested Dividends	549	7,780	274	3,408
Shares Redeemed	(8,666)	(124,466)	(10,110)	(131,695)
Net Increase (Decrease)	(6,179)	(89,639)	18,672	238,381
Class R6
Shares Sold	106,460	$ 1,490,847	1,360,633	$ 17,712,607
Shares Issued for Reinvested Dividends	20,247	287,105	15,575	193,752
Shares Redeemed	(224,128)	(3,153,287)	(387,766)	(5,090,094)
Net Increase (Decrease)	(97,421)	(1,375,335)	988,442	12,816,265
Class Y
Shares Sold	25,430	$ 362,802	155,349	$ 1,990,430
Shares Issued for Reinvested Dividends	3,961	56,323	4,059	50,617
Shares Redeemed	(48,012)	(662,173)	(470,080)	(6,081,928)
Net Increase (Decrease)	(18,621)	(243,048)	(310,672)	(4,040,881)
Class F
Shares Sold	1,166,743	$ 16,255,863	2,703,898	$ 35,525,764
Shares Issued for Reinvested Dividends	56,192	802,983	31,625	396,261
Shares Redeemed	(625,961)	(8,733,349)	(962,760)	(12,568,727)
Net Increase (Decrease)	596,974	8,325,497	1,772,763	23,353,298
Total Net Increase (Decrease)	53,475	$ 571,865	2,306,330	$ 30,357,265
International Equity Fund
Class A
Shares Sold	323,673	$ 3,734,493	846,040	$ 9,230,845
Shares Issued for Reinvested Dividends	853,401	9,839,707	1,232,407	12,582,873
Shares Redeemed	(3,162,069)	(36,417,240)	(5,539,081)	(60,304,286)
Net Increase (Decrease)	(1,984,995)	(22,843,040)	(3,460,634)	(38,490,568)
Class C
Shares Sold	11,106	$ 128,474	25,127	$ 271,712
Shares Issued for Reinvested Dividends	5,027	57,808	14,395	146,253
Shares Redeemed	(124,737)	(1,429,207)	(436,461)	(4,721,605)
Net Increase (Decrease)	(108,604)	(1,242,925)	(396,939)	(4,303,640)
75

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	196,843	$ 2,263,826	239,276	$ 2,648,496
Shares Issued for Reinvested Dividends	90,662	1,058,028	128,184	1,324,139
Shares Redeemed	(412,905)	(4,819,056)	(817,370)	(9,026,938)
Net Increase (Decrease)	(125,400)	(1,497,202)	(449,910)	(5,054,303)
Class R3
Shares Sold	51,362	$ 588,419	102,531	$ 1,111,875
Shares Issued for Reinvested Dividends	16,643	190,730	24,252	246,399
Shares Redeemed	(97,733)	(1,127,605)	(180,229)	(1,934,193)
Net Increase (Decrease)	(29,728)	(348,456)	(53,446)	(575,919)
Class R4
Shares Sold	13,685	$ 158,364	48,532	$ 534,200
Shares Issued for Reinvested Dividends	4,209	48,777	8,109	83,114
Shares Redeemed	(60,401)	(695,219)	(118,266)	(1,304,642)
Net Increase (Decrease)	(42,507)	(488,078)	(61,625)	(687,328)
Class R5
Shares Sold	6,401	$ 64,296	9,614	$ 90,710
Shares Issued for Reinvested Dividends	1,223	12,305	3,133	28,014
Shares Redeemed	(3,444)	(35,295)	(99,631)	(902,154)
Net Increase (Decrease)	4,180	41,306	(86,884)	(783,430)
Class R6
Shares Sold	57,645	$ 681,455	227,477	$ 2,534,340
Shares Issued for Reinvested Dividends	18,053	211,576	30,439	315,958
Shares Redeemed	(162,017)	(1,901,827)	(834,705)	(9,101,393)
Net Increase (Decrease)	(86,319)	(1,008,796)	(576,789)	(6,251,095)
Class Y
Shares Sold	82,029	$ 953,058	86,347	$ 972,364
Shares Issued for Reinvested Dividends	12,374	144,532	32,432	335,347
Shares Redeemed	(613,050)	(7,252,978)	(252,764)	(2,754,614)
Net Increase (Decrease)	(518,647)	(6,155,388)	(133,985)	(1,446,903)
Class F
Shares Sold	289,095	$ 3,384,247	518,169	$ 5,755,466
Shares Issued for Reinvested Dividends	114,524	1,343,370	156,498	1,626,019
Shares Redeemed	(489,562)	(5,757,408)	(951,187)	(10,569,977)
Net Increase (Decrease)	(85,943)	(1,029,791)	(276,520)	(3,188,492)
Total Net Increase (Decrease)	(2,977,963)	$ (34,572,370)	(5,496,732)	$ (60,781,678)
International Growth Fund
Class A
Shares Sold	208,699	$ 3,316,231	613,627	$ 9,158,569
Shares Issued for Reinvested Dividends	30,509	482,046	56,410	749,129
Shares Redeemed	(627,707)	(9,986,539)	(1,248,993)	(18,228,035)
Net Increase (Decrease)	(388,499)	(6,188,262)	(578,956)	(8,320,337)
Class C
Shares Sold	4,520	$ 62,943	13,302	$ 178,097
Shares Issued for Reinvested Dividends	—	—	5	54
Shares Redeemed	(38,170)	(539,704)	(83,729)	(1,097,051)
Net Increase (Decrease)	(33,650)	(476,761)	(70,422)	(918,900)
Class I
Shares Sold	151,234	$ 2,441,135	430,400	$ 6,168,168
Shares Issued for Reinvested Dividends	14,094	220,425	31,791	418,055
Shares Redeemed	(349,122)	(5,541,083)	(7,378,578)	(104,167,382)
Net Increase (Decrease)	(183,794)	(2,879,523)	(6,916,387)	(97,581,159)
Class R3
Shares Sold	2,256	$ 36,730	6,188	$ 93,223
Shares Issued for Reinvested Dividends	58	935	172	2,315
Shares Redeemed	(7,515)	(124,628)	(8,588)	(128,925)
Net Increase (Decrease)	(5,201)	(86,963)	(2,228)	(33,387)
76

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	4,309	$ 72,323	7,005	$ 107,413
Shares Issued for Reinvested Dividends	490	7,994	837	11,481
Shares Redeemed	(21,369)	(354,995)	(7,096)	(107,887)
Net Increase (Decrease)	(16,570)	(274,678)	746	11,007
Class R5
Shares Sold	5,342	$ 92,144	104,506	$ 1,579,153
Shares Issued for Reinvested Dividends	454	7,458	4,619	63,829
Shares Redeemed	(36,056)	(607,602)	(450,155)	(6,980,596)
Net Increase (Decrease)	(30,260)	(508,000)	(341,030)	(5,337,614)
Class R6
Shares Sold	21,082	$ 362,028	111,031	$ 1,714,777
Shares Issued for Reinvested Dividends	1,157	19,116	1,166	16,189
Shares Redeemed	(42,511)	(718,138)	(91,259)	(1,423,040)
Net Increase (Decrease)	(20,272)	(336,994)	20,938	307,926
Class Y
Shares Sold	24,035	$ 395,715	72,221	$ 1,083,113
Shares Issued for Reinvested Dividends	933	15,385	6,128	84,875
Shares Redeemed	(11,528)	(192,124)	(562,927)	(8,937,152)
Net Increase (Decrease)	13,440	218,976	(484,578)	(7,769,164)
Class F
Shares Sold	431,767	$ 6,821,551	2,177,630	$ 32,523,176
Shares Issued for Reinvested Dividends	95,465	1,494,022	132,666	1,745,881
Shares Redeemed	(1,121,021)	(17,840,846)	(3,334,734)	(47,797,743)
Net Increase (Decrease)	(593,789)	(9,525,273)	(1,024,438)	(13,528,686)
Total Net Increase (Decrease)	(1,258,595)	$ (20,057,478)	(9,396,355)	$ (133,170,314)
International Opportunities Fund
Class A
Shares Sold	605,046	$ 10,322,100	1,615,848	$ 26,109,428
Shares Issued for Reinvested Dividends	329,222	5,609,944	152,147	2,347,625
Shares Redeemed	(2,133,390)	(36,424,155)	(4,011,097)	(64,476,160)
Net Increase (Decrease)	(1,199,122)	(20,492,111)	(2,243,102)	(36,019,107)
Class C
Shares Sold	10,346	$ 150,312	36,748	$ 509,307
Shares Issued for Reinvested Dividends	5,657	82,137	—	—
Shares Redeemed	(204,175)	(2,954,500)	(445,525)	(6,078,549)
Net Increase (Decrease)	(188,172)	(2,722,051)	(408,777)	(5,569,242)
Class I
Shares Sold	1,869,584	$ 31,595,430	16,356,728	$ 262,020,155
Shares Issued for Reinvested Dividends	342,768	5,792,780	331,028	5,064,732
Shares Redeemed	(4,825,588)	(80,947,961)	(27,564,223)	(426,730,279)
Net Increase (Decrease)	(2,613,236)	(43,559,751)	(10,876,467)	(159,645,392)
Class R3
Shares Sold	136,677	$ 2,411,660	263,556	$ 4,342,398
Shares Issued for Reinvested Dividends	14,650	255,357	4,269	67,319
Shares Redeemed	(243,327)	(4,219,816)	(453,556)	(7,505,142)
Net Increase (Decrease)	(92,000)	(1,552,799)	(185,731)	(3,095,425)
Class R4
Shares Sold	283,268	$ 5,071,901	707,815	$ 11,804,658
Shares Issued for Reinvested Dividends	44,404	789,511	23,766	382,162
Shares Redeemed	(581,296)	(10,325,516)	(1,639,876)	(27,487,956)
Net Increase (Decrease)	(253,624)	(4,464,104)	(908,295)	(15,301,136)
Class R5
Shares Sold	1,649,682	$ 29,485,165	3,396,082	$ 57,557,658
Shares Issued for Reinvested Dividends	234,934	4,210,008	121,523	1,969,891
Shares Redeemed	(2,715,886)	(49,125,781)	(4,201,321)	(71,654,189)
Net Increase (Decrease)	(831,270)	(15,430,608)	(683,716)	(12,126,640)
77

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	4,997,381	$ 90,559,729	20,744,277	$ 354,760,216
Shares Issued for Reinvested Dividends	1,068,742	19,269,417	545,536	8,897,700
Shares Redeemed	(7,008,710)	(127,135,924)	(14,602,396)	(246,584,007)
Net Increase (Decrease)	(942,587)	(17,306,778)	6,687,417	117,073,909
Class Y
Shares Sold	2,754,105	$ 50,027,856	6,886,167	$ 118,345,434
Shares Issued for Reinvested Dividends	608,787	10,982,510	493,246	8,044,843
Shares Redeemed	(10,956,904)	(197,345,714)	(21,606,538)	(366,764,236)
Net Increase (Decrease)	(7,594,012)	(136,335,348)	(14,227,125)	(240,373,959)
Class F
Shares Sold	4,341,937	$ 74,374,973	6,160,590	$ 98,506,065
Shares Issued for Reinvested Dividends	650,730	10,997,333	386,281	5,910,096
Shares Redeemed	(3,389,468)	(57,499,148)	(8,270,784)	(132,279,538)
Net Increase (Decrease)	1,603,199	27,873,158	(1,723,913)	(27,863,377)
Total Net Increase (Decrease)	(12,110,824)	$ (213,990,392)	(24,569,709)	$ (382,920,369)
International Value Fund
Class A
Shares Sold	1,355,016	$ 23,801,958	4,035,851	$ 66,088,684
Shares Issued for Reinvested Dividends	188,285	3,306,279	124,921	1,871,310
Shares Redeemed	(1,243,127)	(21,862,709)	(1,218,329)	(19,619,154)
Net Increase (Decrease)	300,174	5,245,528	2,942,443	48,340,840
Class C
Shares Sold	78,161	$ 1,354,484	207,035	$ 3,292,883
Shares Issued for Reinvested Dividends	7,119	124,077	3,724	55,454
Shares Redeemed	(34,897)	(604,230)	(105,095)	(1,641,881)
Net Increase (Decrease)	50,383	874,331	105,664	1,706,456
Class I
Shares Sold	29,710,023	$ 522,951,665	69,034,895	$ 1,120,980,832
Shares Issued for Reinvested Dividends	3,105,227	54,776,200	2,265,861	34,055,889
Shares Redeemed	(27,278,671)	(478,161,425)	(41,752,937)	(666,781,583)
Net Increase (Decrease)	5,536,579	99,566,440	29,547,819	488,255,138
Class R3
Shares Sold	13,403	$ 234,421	30,374	$ 505,436
Shares Issued for Reinvested Dividends	1,446	25,486	1,116	16,785
Shares Redeemed	(26,230)	(473,104)	(18,713)	(312,221)
Net Increase (Decrease)	(11,381)	(213,197)	12,777	210,000
Class R4
Shares Sold	155,187	$ 2,780,966	160,775	$ 2,602,230
Shares Issued for Reinvested Dividends	5,764	101,111	3,993	59,691
Shares Redeemed	(34,268)	(596,604)	(70,235)	(1,141,740)
Net Increase (Decrease)	126,683	2,285,473	94,533	1,520,181
Class R5
Shares Sold	539,373	$ 9,481,027	429,500	$ 7,040,022
Shares Issued for Reinvested Dividends	61,961	1,097,331	62,881	948,868
Shares Redeemed	(131,711)	(2,339,955)	(528,317)	(8,514,107)
Net Increase (Decrease)	469,623	8,238,403	(35,936)	(525,217)
Class R6
Shares Sold	2,473,701	$ 44,387,923	18,003,530	$ 300,031,324
Shares Issued for Reinvested Dividends	509,265	9,222,796	39,729	612,617
Shares Redeemed	(1,475,939)	(27,012,808)	(1,280,937)	(21,848,911)
Net Increase (Decrease)	1,507,027	26,597,911	16,762,322	278,795,030
Class Y
Shares Sold	24,469,733	$ 434,533,852	16,946,500	$ 292,754,483
Shares Issued for Reinvested Dividends	1,125,591	20,373,203	922,555	14,216,576
Shares Redeemed	(5,346,031)	(97,241,683)	(5,876,875)	(98,181,699)
Net Increase (Decrease)	20,249,293	357,665,372	11,992,180	208,789,360
78

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	8,675,355	$ 151,816,698	19,791,704	$ 312,336,524
Shares Issued for Reinvested Dividends	986,082	17,404,351	1,072,170	16,125,442
Shares Redeemed	(9,593,454)	(173,881,500)	(14,643,492)	(239,304,074)
Net Increase (Decrease)	67,983	(4,660,451)	6,220,382	89,157,892
Total Net Increase (Decrease)	28,296,364	$ 495,599,810	67,642,184	$ 1,116,249,680
12.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
13.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
15.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
79

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
80

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
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b)	your address;
c)	your income;
d)	your payment; or
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may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
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As allowed by law, we may share Personal Financial Information with our affiliates to:
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We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
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For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
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b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Mutual funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-GE24    06/24     Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ The Hartford Balanced Income Fund
■ Hartford AARP Balanced Retirement Fund
■ The Hartford Checks and Balances Fund
■ The Hartford Conservative Allocation Fund
■ The Hartford Growth Allocation Fund
■ Hartford Moderate Allocation Fund
■ Hartford Multi-Asset Income Fund
■ Hartford Real Asset Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Multi-Strategy Funds

The Hartford Balanced Income Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/31/2006 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	10.43%	4.94%	4.51%	5.22%
Class A3	4.36%	-0.83%	3.34%	4.63%
Class C2	9.95%	4.13%	3.72%	4.43%
Class C4	8.95%	3.13%	3.72%	4.43%
Class I2	10.56%	5.19%	4.77%	5.47%
Class R3[2]	10.25%	4.59%	4.13%	4.86%
Class R4[2]	10.40%	4.90%	4.43%	5.17%
Class R5[2]	10.55%	5.20%	4.74%	5.46%
Class R6[2]	10.61%	5.28%	4.86%	5.56%
Class Y2	10.54%	5.24%	4.75%	5.50%
Class F2	10.60%	5.28%	4.85%	5.54%
45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index[5]	12.64%	7.39%	4.59%	5.25%
Russell 1000 Value Index	18.42%	13.42%	8.60%	8.43%
Bloomberg US Corporate Index	7.33%	1.00%	0.89%	2.23%
JP Morgan Emerging Markets Bond Index Plus	12.57%	8.04%	-1.86%	1.01%
Bloomberg US High Yield - 2% Issuer Cap Index	8.99%	9.01%	3.70%	4.28%
Russell 1000 Index[5]	21.17%	22.82%	12.87%	12.14%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The blended benchmark is calculated by Hartford Funds Management Company, LLC. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.88%	0.88%
Class C	1.63%	1.63%
Class I	0.63%	0.63%
Class R3	1.25%	1.25%
Class R4	0.95%	0.95%
Class R5	0.65%	0.65%
Class R6	0.55%	0.55%
Class Y	0.66%	0.66%
Class F	0.55%	0.55%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating a portion of its assets to specialist portfolio managers, and among different asset classes, may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk.

2

The Hartford Balanced Income Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	43.3%
Preferred Stocks	0.1
Total	43.4%
Fixed Income Securities
Convertible Bonds	0.1%
Corporate Bonds	47.6
Foreign Government Obligations	3.7
Municipal Bonds	0.2
Senior Floating Rate Interests	0.1
U.S. Government Securities	2.6
Total	54.3%
Short-Term Investments	0.7
Other Assets & Liabilities	1.6
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
3

Hartford AARP Balanced Retirement Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/2014 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return while seeking to mitigate downside risk.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.39%	0.20%	2.27%	2.82%
Class A3	2.55%	-4.31%	1.33%	2.35%
Class C2	7.04%	-0.42%	1.52%	2.08%
Class C4	6.04%	-1.40%	1.52%	2.08%
Class I2	7.45%	0.54%	2.58%	3.07%
Class R3[2]	7.25%	-0.05%	2.08%	2.63%
Class R4[2]	7.47%	0.40%	2.40%	2.88%
Class R5[2]	7.55%	0.55%	2.62%	3.07%
Class R6[2]	7.59%	0.66%	2.73%	3.17%
Class Y2	7.69%	0.67%	2.64%	3.14%
Class F2	7.52%	0.67%	2.74%	3.17%
70% Bloomberg US Aggregate Bond Index/ 30% MSCI ACWI Index (Net)[5]	9.27%	3.99%	2.90%	3.45%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
MSCI ACWI Index (Net)	19.77%	17.46%	9.44%	8.19%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 07/10/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
Classes A, C, I, R3, and R4 of the Fund are closed to new investors, subject to certain exceptions set forth in the Fund's prospectus.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.09%	1.09%
Class C	1.85%	1.85%
Class I	0.80%	0.80%
Class R3	1.41%	1.41%
Class R4	1.11%	1.11%
Class R5	0.81%	0.81%
Class R6	0.70%	0.70%
Class Y	0.78%	0.78%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets to specialist portfolio managers, and among different asset classes, may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk.

4

Hartford AARP Balanced Retirement Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Investment Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Related Investments
Common Stocks	41.1%
Total	41.1%
Fixed Income Related Investments
Fixed Income mutual funds	9.7%
Asset & Commercial Mortgage-Backed Securities	16.1
Corporate Bonds	20.5
Municipal Bonds	0.7
U.S. Government Agencies(2)	7.1
U.S. Government Securities	2.7
Total	56.8%
Short-Term Investments	0.6
Purchased Options	0.1
Other Assets & Liabilities	1.4
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
5

The Hartford Checks and Balances Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2007 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.97%	10.06%	6.84%	7.02%
Class A3	7.70%	4.01%	5.64%	6.42%
Class C2	13.51%	9.26%	6.03%	6.22%
Class C4	12.51%	8.26%	6.03%	6.22%
Class I2	14.17%	10.40%	7.12%	7.29%
Class R3[2]	13.85%	9.72%	6.45%	6.64%
Class R4[2]	14.01%	10.05%	6.78%	6.96%
Class R5[2]	14.17%	10.31%	7.01%	7.24%
Class F2	14.12%	10.52%	7.20%	7.36%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index[5]	15.53%	14.10%	8.66%	8.61%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.92%	0.92%
Class C	1.70%	1.70%
Class I	0.68%	0.68%
Class R3	1.30%	1.30%
Class R4	0.98%	0.98%
Class R5	0.70%	0.70%
Class F	0.58%	0.58%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is considered not actively managed since the Fund consistently invests one third of its assets in each of the same three underlying funds. As a result, the Fund may underperform actively managed funds during certain markets. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with the ETF.
Asset Allocation(1)
as of 04/30/2024
Fund Type	Percentage of Net Assets
Domestic Equity Funds	66.4%
Taxable Fixed Income Funds	33.3
Short-Term Investments	0.2
Other Assets & Liabilities	0.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

The Hartford Conservative Allocation Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks current income and long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	10.16%	5.64%	2.82%	2.62%
Class A3	4.10%	-0.17%	1.66%	2.04%
Class C2	9.62%	4.78%	2.02%	1.84%
Class C4	8.62%	3.78%	2.02%	1.84%
Class I2	10.31%	6.01%	3.09%	2.90%
Class R3[2]	9.90%	5.28%	2.45%	2.29%
Class R4[2]	10.14%	5.61%	2.77%	2.61%
Class R5[2]	10.33%	5.91%	3.07%	2.92%
Class F2	10.31%	6.01%	3.19%	2.96%
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[5]	10.12%	5.26%	3.71%	4.29%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 12/01/2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.09%	1.09%
Class C	1.87%	1.87%
Class I	0.83%	0.83%
Class R3	1.44%	1.44%
Class R4	1.14%	1.14%
Class R5	0.84%	0.84%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in underlying funds in a fund-of-funds structure. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2024
Fund Type	Percentage of Net Assets
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.3
Taxable Fixed Income Funds	63.0
Short-Term Investments	0.2
Other Assets & Liabilities	0.0 *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

The Hartford Growth Allocation Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	16.68%	13.14%	6.48%	5.78%
Class A3	10.26%	6.92%	5.28%	5.18%
Class C2	16.26%	12.25%	5.63%	4.97%
Class C4	15.26%	11.25%	5.63%	4.97%
Class I2	16.85%	13.47%	6.78%	6.09%
Class R3[2]	16.53%	12.79%	6.14%	5.44%
Class R4[2]	16.65%	13.19%	6.44%	5.75%
Class R5[2]	16.86%	13.51%	6.77%	6.07%
Class F2	16.93%	13.56%	6.88%	6.17%
55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index[5]	16.92%	14.05%	8.23%	7.85%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 06/01/2014 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.05%	1.05%
Class C	1.88%	1.88%
Class I	0.77%	0.77%
Class R3	1.38%	1.38%
Class R4	1.09%	1.09%
Class R5	0.77%	0.77%
Class F	0.67%	0.67%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in underlying funds in a fund-of-funds structure. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2024
Fund Type	Percentage of Net Assets
Domestic Equity Funds	57.4%
International/Global Equity Funds	26.4
Taxable Fixed Income Funds	16.0
Short-Term Investments	0.2
Other Assets & Liabilities	(0.0) *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

8

Hartford Moderate Allocation Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/28/2004 Advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”)	Investment objective – The Fund seeks long-term capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.77%	9.69%	4.79%	4.34%
Class A3	7.52%	3.65%	3.61%	3.75%
Class C2	13.30%	8.80%	3.96%	3.55%
Class C4	12.30%	7.80%	3.96%	3.55%
Class I2	13.90%	9.93%	5.06%	4.64%
Class R3[2]	13.61%	9.35%	4.44%	3.99%
Class R4[2]	13.83%	9.65%	4.75%	4.30%
Class R5[2]	13.90%	9.93%	5.05%	4.62%
Class F2	14.01%	10.03%	5.16%	4.70%
40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net)[5]	13.81%	9.89%	6.14%	6.18%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 12/01/2015 includes performance when the Fund was sub-advised by Wellington Management Company LLP using a modified strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.03%	1.03%
Class C	1.85%	1.85%
Class I	0.76%	0.76%
Class R3	1.37%	1.37%
Class R4	1.07%	1.07%
Class R5	0.77%	0.77%
Class F	0.67%	0.67%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in underlying funds in a fund-of-funds structure. The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the investment manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks specific to their investment strategies, such as market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, call, duration, and interest-rate risks), mortgage-related and asset-backed securities, and derivative risks, and to the extent the underlying fund is an ETF, risks associated with ETFs.
Asset Allocation(1)
as of 04/30/2024
Fund Type	Percentage of Net Assets
Domestic Equity Funds	41.8%
International/Global Equity Funds	21.0
Taxable Fixed Income Funds	37.0
Short-Term Investments	0.2
Other Assets & Liabilities	(0.0) *
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Multi-Asset Income Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	9.52%	6.42%	3.01%	4.65%
Class A3	3.50%	0.56%	1.85%	4.06%
Class C2	9.11%	5.64%	2.27%	3.90%
Class C4	8.11%	4.64%	2.27%	3.90%
Class I2	9.72%	6.73%	3.33%	4.93%
Class R3[2]	9.40%	6.11%	2.73%	4.37%
Class R4[2]	9.55%	6.40%	2.98%	4.65%
Class R5[2]	9.73%	6.71%	3.29%	4.95%
Class R6[2]	9.74%	6.86%	3.40%	5.05%
Class Y2	9.72%	6.72%	3.32%	5.00%
Class F2	9.79%	6.85%	3.41%	5.00%
55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index[5]	12.00%	8.93%	6.01%	6.37%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance information prior to 05/01/2019 includes the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.04%	1.04%
Class C	1.78%	1.78%
Class I	0.74%	0.74%
Class R3	1.37%	1.37%
Class R4	1.07%	1.07%
Class R5	0.77%	0.77%
Class R6	0.65%	0.65%
Class Y	0.76%	0.76%
Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets to specialist portfolio managers, and among different asset classes, may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Restricted securities may be more difficult to sell and price than other securities. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • The Fund’s investments may fluctuate in value over a short period of time.

10

Hartford Multi-Asset Income Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	28.3%
Equity Linked Securities	3.3
Preferred Stocks	0.3
Total	31.9%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	21.4%
Convertible Bonds	2.3
Corporate Bonds	19.5
Foreign Government Obligations	0.3
Municipal Bonds	0.8
Senior Floating Rate Interests	9.0
U.S. Government Agencies(2)	2.3
U.S. Government Securities	11.3
Total	66.9%
Short-Term Investments	0.8
Other Assets & Liabilities	0.4
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
11

Hartford Real Asset Fund (Consolidated)
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/28/2010 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.38%	4.56%	6.00%	1.87%
Class A3	1.47%	-1.19%	4.80%	1.30%
Class C2	7.14%	3.87%	5.22%	1.13%
Class C4	6.14%	2.87%	5.22%	1.13%
Class I2	7.52%	4.82%	6.27%	2.15%
Class R3[2]	7.31%	4.27%	5.74%	1.63%
Class R4[2]	7.51%	4.58%	6.02%	1.93%
Class R5[2]	7.63%	4.91%	6.32%	2.19%
Class R6[2]	7.63%	4.93%	6.37%	2.24%
Class Y2	7.62%	4.92%	6.37%	2.24%
Class F2	7.62%	4.92%	6.38%	2.21%
40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)[5,6]	7.63%	3.79%	5.23%	2.70%
Bloomberg US TIPS 1-10 Year Index	3.23%	0.42%	2.66%	2.02%
MSCI ACWI Commodity Producers Index (Net)	12.34%	9.34%	8.56%	3.23%
Bloomberg Commodity Index Total Return	-0.18%	2.89%	7.04%	-1.54%
MSCI World IMI Core Real Estate Index (Net)	13.55%	1.12%	-0.48%	2.76%
MSCI ACWI Infrastructure Index (Net)	12.25%	0.85%	2.89%	2.80%
MSCI ACWI Index (Net)[6]	19.77%	17.46%	9.44%	8.19%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Calculated by Hartford Funds Management Company, LLC
[6]	The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.51%	1.26%
Class C	2.27%	2.01%
Class I	1.24%	1.01%
Class R3	1.85%	1.51%
Class R4	1.55%	1.21%
Class R5	1.25%	0.96%
Class R6	1.13%	0.91%
Class Y	1.23%	0.91%
Class F	1.13%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. The expense reimbursement arrangement remains in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver related to the Fund’s investment in its Cayman Islands subsidiary remains in effect for as long as the Fund remains invested in the subsidiary. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets to specialist portfolio managers, and among different asset classes, may not work as intended. • Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. Investments linked to prices of commodities may be considered speculative. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • By investing in a Cayman subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • The Fund’s investments may fluctuate in value

12

Hartford Real Asset Fund (Consolidated)
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

over a short period of time. • The value of the underlying real estate of real estate related securities may go down due to various factors, including but not limited to, strength of the economy, amount of new construction, laws and regulations, costs of real estate, availability of mortgages and changes in interest rates. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	50.4%
Exchange-Traded Funds	1.1
Preferred Stocks	0.0 *
Total	51.5%
Fixed Income Securities
Foreign Government Obligations	0.5%
U.S. Government Securities	35.9
Total	36.4%
Short-Term Investments	14.6
Other Assets & Liabilities	(2.5)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
13

Hartford Multi-Strategy Funds
Index Glossary (Unaudited)

Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the US Credit Index within the Bloomberg US Aggregate Bond Index.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US High Yield - 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg US High Yield Index, which is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and non convertible debt registered with the Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.
JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.
MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of companies that are owners or operators of infrastructure assets.
MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large, mid and small cap stocks across developed countries engaged in the ownership, development and management of specific core property type real estate.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR

14

Hartford Multi-Strategy Funds
Index Glossary (Unaudited) – (continued)

ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Additional Information Regarding Blended Benchmarks that Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
15

Hartford Multi-Strategy Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Balanced Income Fund
Class A	$ 1,000.00	$ 1,104.30	$ 4.66	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class C	$ 1,000.00	$ 1,099.50	$ 8.61	$ 1,000.00	$ 1,016.66	$ 8.27	1.65%
Class I	$ 1,000.00	$ 1,105.60	$ 3.40	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
Class R3	$ 1,000.00	$ 1,102.50	$ 6.59	$ 1,000.00	$ 1,018.60	$ 6.32	1.26%
Class R4	$ 1,000.00	$ 1,104.00	$ 5.07	$ 1,000.00	$ 1,020.04	$ 4.87	0.97%
Class R5	$ 1,000.00	$ 1,105.50	$ 3.51	$ 1,000.00	$ 1,021.53	$ 3.37	0.67%
Class R6	$ 1,000.00	$ 1,106.10	$ 2.93	$ 1,000.00	$ 1,022.08	$ 2.82	0.56%
Class Y	$ 1,000.00	$ 1,105.40	$ 3.51	$ 1,000.00	$ 1,021.53	$ 3.37	0.67%
Class F	$ 1,000.00	$ 1,106.00	$ 2.93	$ 1,000.00	$ 1,022.08	$ 2.82	0.56%
Hartford AARP Balanced Retirement Fund
Class A	$ 1,000.00	$ 1,073.90	$ 5.31	$ 1,000.00	$ 1,020.04	$ 5.17	1.03%
Class C	$ 1,000.00	$ 1,070.40	$ 9.21	$ 1,000.00	$ 1,016.26	$ 8.97	1.79%
Class I	$ 1,000.00	$ 1,074.50	$ 3.82	$ 1,000.00	$ 1,021.53	$ 3.72	0.74%
Class R3	$ 1,000.00	$ 1,072.50	$ 6.60	$ 1,000.00	$ 1,018.80	$ 6.42	1.28%
Class R4	$ 1,000.00	$ 1,074.70	$ 5.06	$ 1,000.00	$ 1,020.29	$ 4.92	0.98%
Class R5	$ 1,000.00	$ 1,075.50	$ 3.41	$ 1,000.00	$ 1,021.78	$ 3.32	0.66%
Class R6	$ 1,000.00	$ 1,075.90	$ 2.89	$ 1,000.00	$ 1,022.58	$ 2.82	0.56%
Class Y	$ 1,000.00	$ 1,076.90	$ 3.36	$ 1,000.00	$ 1,021.93	$ 3.27	0.65%
Class F	$ 1,000.00	$ 1,075.20	$ 2.89	$ 1,000.00	$ 1,022.43	$ 2.82	0.56%
16

Hartford Multi-Strategy Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Checks and Balances Fund
Class A	$ 1,000.00	$ 1,139.70	$ 2.02	$ 1,000.00	$ 1,022.97	$ 1.91	0.38%
Class C	$ 1,000.00	$ 1,135.10	$ 6.21	$ 1,000.00	$ 1,019.05	$ 5.87	1.17%
Class I	$ 1,000.00	$ 1,141.70	$ 0.80	$ 1,000.00	$ 1,024.12	$ 0.75	0.15%
Class R3	$ 1,000.00	$ 1,138.50	$ 3.93	$ 1,000.00	$ 1,021.18	$ 3.72	0.74%
Class R4	$ 1,000.00	$ 1,140.10	$ 2.29	$ 1,000.00	$ 1,022.73	$ 2.16	0.43%
Class R5	$ 1,000.00	$ 1,141.70	$ 0.48	$ 1,000.00	$ 1,024.42	$ 0.45	0.09%
Class F	$ 1,000.00	$ 1,141.20	$ 0.21	$ 1,000.00	$ 1,024.66	$ 0.20	0.04%
The Hartford Conservative Allocation Fund
Class A	$ 1,000.00	$ 1,101.60	$ 3.29	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class C	$ 1,000.00	$ 1,096.20	$ 7.51	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class I	$ 1,000.00	$ 1,103.10	$ 1.99	$ 1,000.00	$ 1,022.97	$ 1.91	0.38%
Class R3	$ 1,000.00	$ 1,099.00	$ 5.06	$ 1,000.00	$ 1,020.04	$ 4.87	0.97%
Class R4	$ 1,000.00	$ 1,101.40	$ 3.55	$ 1,000.00	$ 1,021.48	$ 3.42	0.68%
Class R5	$ 1,000.00	$ 1,103.30	$ 1.99	$ 1,000.00	$ 1,022.97	$ 1.91	0.38%
Class F	$ 1,000.00	$ 1,103.10	$ 1.41	$ 1,000.00	$ 1,023.52	$ 1.36	0.27%
The Hartford Growth Allocation Fund
Class A	$ 1,000.00	$ 1,166.80	$ 2.86	$ 1,000.00	$ 1,022.23	$ 2.66	0.53%
Class C	$ 1,000.00	$ 1,162.60	$ 7.42	$ 1,000.00	$ 1,018.00	$ 6.92	1.38%
Class I	$ 1,000.00	$ 1,168.50	$ 1.35	$ 1,000.00	$ 1,023.62	$ 1.26	0.25%
Class R3	$ 1,000.00	$ 1,165.30	$ 4.58	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class R4	$ 1,000.00	$ 1,166.50	$ 3.02	$ 1,000.00	$ 1,022.08	$ 2.82	0.56%
Class R5	$ 1,000.00	$ 1,168.60	$ 1.40	$ 1,000.00	$ 1,023.62	$ 1.31	0.26%
Class F	$ 1,000.00	$ 1,169.30	$ 0.86	$ 1,000.00	$ 1,024.07	$ 0.81	0.16%
Hartford Moderate Allocation Fund
Class A	$ 1,000.00	$ 1,137.70	$ 2.87	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
Class C	$ 1,000.00	$ 1,133.00	$ 7.27	$ 1,000.00	$ 1,018.05	$ 6.87	1.37%
Class I	$ 1,000.00	$ 1,139.00	$ 1.49	$ 1,000.00	$ 1,023.47	$ 1.41	0.28%
Class R3	$ 1,000.00	$ 1,136.10	$ 4.62	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R4	$ 1,000.00	$ 1,138.30	$ 3.03	$ 1,000.00	$ 1,022.03	$ 2.87	0.57%
Class R5	$ 1,000.00	$ 1,139.00	$ 1.38	$ 1,000.00	$ 1,023.57	$ 1.31	0.26%
Class F	$ 1,000.00	$ 1,140.10	$ 0.96	$ 1,000.00	$ 1,023.97	$ 0.91	0.18%
Hartford Multi-Asset Income Fund
Class A	$ 1,000.00	$ 1,095.20	$ 5.42	$ 1,000.00	$ 1,019.69	$ 5.22	1.04%
Class C	$ 1,000.00	$ 1,091.10	$ 9.36	$ 1,000.00	$ 1,015.91	$ 9.02	1.80%
Class I	$ 1,000.00	$ 1,097.20	$ 3.96	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class R3	$ 1,000.00	$ 1,094.00	$ 6.87	$ 1,000.00	$ 1,018.30	$ 6.62	1.32%
Class R4	$ 1,000.00	$ 1,095.50	$ 5.52	$ 1,000.00	$ 1,019.59	$ 5.32	1.06%
Class R5	$ 1,000.00	$ 1,097.30	$ 4.02	$ 1,000.00	$ 1,021.03	$ 3.87	0.77%
Class R6	$ 1,000.00	$ 1,097.40	$ 3.44	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Class Y	$ 1,000.00	$ 1,097.20	$ 4.02	$ 1,000.00	$ 1,021.03	$ 3.87	0.77%
Class F	$ 1,000.00	$ 1,097.90	$ 3.44	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Hartford Real Asset Fund (Consolidated)
Class A	$ 1,000.00	$ 1,073.80	$ 6.45	$ 1,000.00	$ 1,018.65	$ 6.27	1.25%
Class C	$ 1,000.00	$ 1,071.40	$ 10.30	$ 1,000.00	$ 1,014.92	$ 10.02	2.00%
Class I	$ 1,000.00	$ 1,075.20	$ 5.16	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R3	$ 1,000.00	$ 1,073.10	$ 7.73	$ 1,000.00	$ 1,017.40	$ 7.52	1.50%
Class R4	$ 1,000.00	$ 1,075.10	$ 6.19	$ 1,000.00	$ 1,018.85	$ 6.02	1.20%
Class R5	$ 1,000.00	$ 1,076.30	$ 4.90	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class R6	$ 1,000.00	$ 1,076.30	$ 4.65	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class Y	$ 1,000.00	$ 1,076.20	$ 4.65	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class F	$ 1,000.00	$ 1,076.20	$ 4.65	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
17

The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 1,296,171
	Commercial Services - 0.0%
1,172,000	Global Payments, Inc. 1.50%, 03/01/2031(2)	1,164,968
	Healthcare - Products - 0.0%
1,554,000	Insulet Corp. 0.38%, 09/01/2026	1,596,503
	Internet - 0.0%
800,000	Meituan 0.00%, 04/27/2027(3)(4)	752,000
1,207,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)(2)	1,353,047
		2,105,047
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	946,613
	Oil & Gas - 0.0%
1,075,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,325,798
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
800,000	4.13%, 03/15/2029(2)	771,183
800,000	4.38%, 03/15/2027(2)	777,653
1,600,000	Welltower OP LLC 2.75%, 05/15/2028(2)	1,793,760
		3,342,596
	Semiconductors - 0.0%
1,925,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,857,625
	Total Convertible Bonds (cost $13,418,421)	$ 13,635,321
CORPORATE BONDS - 47.6%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,125,000	7.50%, 06/01/2029(2)	$ 906,886
725,000	7.88%, 04/01/2030(2)	710,975
4,785,000	9.00%, 09/15/2028(1)(2)	4,921,631
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	2,755,578
		9,295,070
	Aerospace/Defense - 1.2%
	BAE Systems PLC
8,925,000	5.25%, 03/26/2031(2)	8,735,799
9,020,000	5.30%, 03/26/2034(2)	8,772,885
	Boeing Co.
453,000	2.95%, 02/01/2030	380,453
8,039,000	3.20%, 03/01/2029	7,025,363
7,000,000	3.25%, 02/01/2035	5,279,451
2,450,000	3.90%, 05/01/2049	1,626,938
10,614,000	5.04%, 05/01/2027	10,300,556
6,900,000	5.71%, 05/01/2040	6,260,344
5,400,000	5.81%, 05/01/2050	4,775,558
1,285,000	6.26%, 05/01/2027(2)	1,288,777
8,175,000	6.39%, 05/01/2031(2)	8,218,097
4,260,000	6.86%, 05/01/2054(2)	4,272,123
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,589,890
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,066,736
11,830,000	5.25%, 06/01/2031	11,525,874
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Aerospace/Defense - 1.2% - (continued)
	Lockheed Martin Corp.
$ 5,025,000	4.50%, 05/15/2036	$ 4,598,346
3,795,000	5.20%, 02/15/2064	3,527,274
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	2,978,828
5,215,000	4.03%, 10/15/2047	4,037,292
18,600,000	5.20%, 06/01/2054	17,092,911
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,671,190
3,425,000	4.63%, 11/16/2048	2,883,319
4,140,000	6.00%, 03/15/2031	4,245,829
4,640,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	5,021,199
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,644,257
895,000	6.63%, 03/01/2032(2)	893,085
1,565,000	6.75%, 08/15/2028(2)	1,576,939
535,000	7.13%, 12/01/2031(2)	543,890
		140,833,203
	Agriculture - 0.7%
	Archer-Daniels-Midland Co.
1,575,000	2.90%, 03/01/2032	1,315,591
8,425,000	4.50%, 08/15/2033	7,834,877
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,054,186
4,550,000	5.83%, 02/20/2031	4,548,142
20,370,000	Cargill, Inc. 2.13%, 11/10/2031(2)	16,259,422
2,365,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	2,297,834
	MHP Lux SA
200,000	6.25%, 09/19/2029(3)	134,134
882,000	6.95%, 04/03/2026(3)	704,298
	Philip Morris International, Inc.
14,000,000	4.75%, 02/12/2027	13,789,092
10,885,000	5.13%, 02/15/2030	10,698,184
14,100,000	5.50%, 09/07/2030	14,068,967
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,180,810
6,000,000	5.85%, 08/15/2045	5,403,758
		87,289,295
	Apparel - 0.1%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(2)	1,484,345
1,900,000	4.25%, 03/15/2029(2)	1,706,476
	Tapestry, Inc.
10,730,000	7.00%, 11/27/2026	10,932,533
520,000	7.35%, 11/27/2028	535,512
		14,658,866
	Auto Manufacturers - 0.3%
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,734,656
2,635,000	3.38%, 11/13/2025	2,529,483
805,000	4.13%, 08/04/2025	785,113
	General Motors Financial Co., Inc.
14,670,000	1.50%, 06/10/2026	13,452,232
295,000	5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(5)(6)	276,417

The accompanying notes are an integral part of these financial statements.
18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Auto Manufacturers - 0.3% - (continued)
$ 17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(1)(2)	$ 17,803,525
505,000	Nissan Motor Acceptance Co. LLC 7.05%, 09/15/2028(2)	518,630
		42,100,056
	Auto Parts & Equipment - 0.0%
2,570,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(2)	2,575,274
	Beverages - 0.9%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,016,985
10,971,000	4.90%, 02/01/2046	9,868,754
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,047,631
1,499,000	4.60%, 04/15/2048	1,293,484
16,755,000	5.00%, 06/15/2034	16,207,031
12,950,000	5.55%, 01/23/2049	12,748,378
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	5,824,426
10,960,000	4.45%, 05/15/2025(2)	10,813,869
5,365,000	5.15%, 05/15/2038(2)	4,892,932
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,330,326
10,175,000	5.40%, 06/15/2033(2)	9,773,109
1,875,000	5.90%, 06/15/2043(2)	1,785,436
1,144,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(2)	1,068,229
1,024,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(3)	861,815
13,735,000	Keurig Dr Pepper, Inc. 5.10%, 03/15/2027	13,638,943
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(2)	7,477,127
		115,648,475
	Biotechnology - 0.7%
	Amgen, Inc.
3,365,000	5.25%, 03/02/2030	3,335,013
23,500,000	5.60%, 03/02/2043	22,658,935
16,385,000	5.65%, 03/02/2053	15,727,567
3,965,000	Gilead Sciences, Inc. 2.60%, 10/01/2040	2,651,999
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	5,995,085
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	15,537,378
14,835,000	2.20%, 09/02/2030	12,044,689
10,305,000	3.35%, 09/02/2051	6,313,422
		84,264,088
	Chemicals - 0.9%
3,315,000	Avient Corp. 7.13%, 08/01/2030(2)	3,354,622
1,945,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,985,383
	Braskem Netherlands Finance BV
2,155,000	4.50%, 01/31/2030(3)	1,818,367
270,000	7.25%, 02/13/2033(2)	256,117
1,390,000	8.50%, 01/12/2031(2)	1,413,284
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Chemicals - 0.9% - (continued)
	Celanese U.S. Holdings LLC
$ 29,915,000	6.17%, 07/15/2027	$ 30,084,030
1,540,000	6.33%, 07/15/2029	1,561,451
6,690,000	6.55%, 11/15/2030	6,852,237
8,670,000	6.70%, 11/15/2033	8,950,194
	Chemours Co.
625,000	4.63%, 11/15/2029(2)	536,947
585,000	5.75%, 11/15/2028(2)	536,671
17,605,000	Eastman Chemical Co. 5.63%, 02/20/2034	17,133,245
501,000	FMC Corp. 3.45%, 10/01/2029	444,150
800,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(3)	784,715
	International Flavors & Fragrances, Inc.
630,000	1.83%, 10/15/2027(2)	552,355
5,530,000	2.30%, 11/01/2030(2)	4,482,976
10,000,000	5.00%, 09/26/2048	8,243,646
	NOVA Chemicals Corp.
1,285,000	4.25%, 05/15/2029(1)(2)	1,075,846
2,115,000	8.50%, 11/15/2028(2)	2,222,982
	OCP SA
650,000	3.75%, 06/23/2031(3)	539,500
807,000	5.13%, 06/23/2051(3)	581,218
2,040,000	6.75%, 05/02/2034(2)	2,008,380
1,590,000	7.50%, 05/02/2054(2)	1,544,545
4,150,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(2)	4,403,133
3,145,000	Sasol Financing USA LLC 5.50%, 03/18/2031	2,614,127
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,158,351
		108,138,472
	Commercial Banks - 10.5%
766,000	Abu Dhabi Commercial Bank PJSC 4.50%, 09/14/2027(3)	740,132
EUR 100,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(3)(5)	111,704
	Banca Transilvania SA
1,805,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(5)	2,000,309
2,570,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(5)	2,896,900
	Banco de Credito del Peru SA
$ 409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(5)	388,758
60,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(3)(5)	57,031
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(3)(5)	422,555
1,915,000	5.85%, 01/11/2029(2)	1,894,393
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(3)	1,046,736

The accompanying notes are an integral part of these financial statements.
19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 16,800,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(5)	$ 16,467,944
1,710,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(5)	1,650,481
	Bank of America Corp.
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	25,600,834
10,105,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	8,501,236
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	5,947,882
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD Term SOFR + 1.35% thereafter)(5)	5,207,359
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,468,769
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,250,528
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(5)	9,682,359
3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	2,805,211
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,779,889
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	7,212,766
12,490,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(5)	12,143,439
18,230,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(5)	18,309,581
500,000	Bank of East Asia Ltd. 4.88%, 04/22/2032, (4.88% fixed rate until 04/22/2027; 5 yr. USD CMT + 2.30% thereafter)(3)(5)	466,551
	Bank of New York Mellon Corp.
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	11,398,923
8,460,000	6.47%, 10/25/2034, (6.47% fixed rate until 10/25/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	8,927,470
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(3)(5)	$ 750,722
	Barclays PLC
$ 6,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 1 yr. USD CMT + 2.65% thereafter)(5)	6,720,812
16,790,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(5)	16,571,031
450,000	6.04%, 03/12/2055, (6.04% fixed rate until 03/12/2054; 6 mo. USD SOFR + 2.42% thereafter)(5)	447,642
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,023,054
17,220,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(5)(6)	17,995,795
	BBVA Bancomer SA
2,440,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(5)	2,472,276
2,100,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	2,168,046
	BNP Paribas SA
9,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(5)	8,411,258
10,000,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD Term SOFR + 1.39% thereafter)(2)(5)	8,246,563
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(5)(6)	13,375,248
11,620,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(2)(5)	11,443,711
5,520,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(2)(5)	5,573,745
	BPCE SA
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(5)	2,817,273
15,050,000	5.20%, 01/18/2027(2)	14,908,883
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(5)	10,271,436
10,330,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(2)(5)	10,870,390
	Ceska sporitelna AS
EUR 1,700,000	0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(3)(5)	1,581,434

The accompanying notes are an integral part of these financial statements.
20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
EUR 300,000	4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(3)(5)	$ 322,161
	Citigroup, Inc.
$ 5,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 6 mo. USD SOFR + 0.67% thereafter)(5)	5,335,000
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(5)	2,285,296
290,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(5)(6)	276,916
22,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	22,355,548
10,630,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(5)	10,554,610
	Citizens Financial Group, Inc.
1,315,000	2.50%, 02/06/2030	1,083,448
2,420,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	2,368,315
1,865,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(5)	1,871,079
	Credit Agricole SA
7,931,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	7,577,906
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(5)	9,941,066
860,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(3)(5)	791,770
	Danske Bank AS
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(2)(5)	6,129,181
4,495,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(5)	4,441,332
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	20,777,106
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	10,351,868
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	10,988,636
7,995,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(5)	6,429,454
8,080,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	8,237,684
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 520,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(5)	$ 534,038
5,000,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(5)	4,979,193
645,000	Discover Bank 2.70%, 02/06/2030	541,011
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(3)(5)	1,507,330
	Fifth Third Bancorp
$ 5,700,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,379,758
2,915,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	2,948,107
1,735,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(3)(5)	1,748,013
	Freedom Mortgage Corp.
1,150,000	6.63%, 01/15/2027(2)	1,107,145
1,239,000	7.63%, 05/01/2026(2)	1,234,083
1,200,000	12.00%, 10/01/2028(2)	1,287,696
825,000	12.25%, 10/01/2030(2)	895,091
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	24,570,492
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	3,076,391
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	12,247,336
3,925,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	3,930,428
2,820,000	5.85%, 04/25/2035, (5.85% fixed rate until 04/25/2034; 6 mo. USD SOFR + 1.55% thereafter)(5)	2,820,327
14,300,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	14,751,995
12,000,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(5)	12,635,411
	HSBC Holdings PLC
23,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	21,286,495
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,378,555
26,615,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	25,823,930
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	3,683,972

The accompanying notes are an integral part of these financial statements.
21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 13,000,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(5)	$ 13,821,356
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(1)(5)(6)	14,620,008
	Huntington Bancshares, Inc.
575,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	550,642
11,375,000	5.71%, 02/02/2035, (5.71% fixed rate until 02/02/2034; 6 mo. USD SOFR + 1.87% thereafter)(5)	10,900,404
2,865,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	2,875,962
	Intesa Sanpaolo SpA
660,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(2)(5)	540,933
1,475,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(2)(5)	1,058,179
11,475,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(2)(5)	11,764,093
4,330,000	7.80%, 11/28/2053(2)	4,648,465
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	15,131,300
13,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	11,588,614
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,330,731
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	2,041,507
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,244,118
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD Term SOFR + 1.64% thereafter)(5)	11,921,531
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,226,413
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	3,863,087
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	11,752,113
4,385,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(5)	4,249,781
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 7,535,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	$ 7,319,980
5,955,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(5)	5,964,032
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	3,105,869
10,815,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	11,034,727
12,000,000	6.25%, 10/23/2034, (6.25% fixed rate until 10/23/2033; 6 mo. USD SOFR + 1.81% thereafter)(5)	12,423,174
10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(5)(6)	11,030,614
5,585,000	Lloyds Banking Group PLC 5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(5)	5,450,809
	M&T Bank Corp.
600,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	540,195
14,785,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(5)	15,332,457
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(2)(5)	9,847,334
	Manufacturers & Traders Trust Co.
10,000,000	4.65%, 01/27/2026	9,734,889
25,430,000	5.40%, 11/21/2025	25,077,875
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(3)(5)	2,492,255
	Morgan Stanley
$ 10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	9,220,325
8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	6,888,946
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(5)	6,112,951
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	13,880,974
11,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(5)	8,697,849
8,380,000	3.13%, 07/27/2026	7,961,623
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	14,701,040
14,290,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	14,015,119

The accompanying notes are an integral part of these financial statements.
22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 5,740,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	$ 5,701,546
2,760,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(5)	2,686,165
1,555,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(5)	1,554,484
4,685,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(5)	4,686,161
12,375,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(5)	11,908,988
3,345,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	3,251,517
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	11,968,686
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	4,670,018
EUR 700,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(5)	771,424
	OTP Bank Nyrt
1,590,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(3)(5)	1,683,352
$ 1,420,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(3)(5)	1,459,050
998,000	Oversea-Chinese Banking Corp. Ltd. 4.60%, 06/15/2032, (4.60% fixed rate until 06/15/2027; 5 yr. USD CMT + 1.58% thereafter)(3)(5)	966,699
	PNC Financial Services Group, Inc.
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(5)	10,670,354
8,330,000	6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	8,509,639
1,635,000	QNB Finance Ltd. 1.38%, 01/26/2026(3)	1,514,419
EUR 900,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(3)(5)	1,000,915
	Societe Generale SA
$ 15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(5)	14,225,233
13,650,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(2)(5)	13,333,725
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
	Standard Chartered PLC
$ 750,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(2)(5)	$ 780,174
1,355,000	7.88%, 03/08/2030, (7.88% fixed rate until 03/08/2030; 5 yr. USD CMT + 3.57% thereafter)(2)(5)(6)	1,318,417
	State Street Corp.
6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(5)	6,303,724
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,749,318
3,915,000	6.12%, 11/21/2034, (6.12% fixed rate until 11/21/2033; 6 mo. USD SOFR + 1.96% thereafter)(5)	3,971,975
	Truist Financial Corp.
6,245,000	5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	6,115,260
3,840,000	5.71%, 01/24/2035, (5.71% fixed rate until 01/24/2034; 6 mo. USD SOFR + 1.92% thereafter)(5)	3,726,438
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(5)	6,261,946
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	5,612,920
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(5)	4,734,609
11,230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(2)(5)	10,885,195
5,485,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(5)	5,564,264
3,840,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(2)(5)	3,902,153
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(5)	13,665,505
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(5)(6)	7,693,722
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(5)	6,280,542
1,284,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(3)(5)	1,209,312
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,568,559
	Wells Fargo & Co.
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	3,470,681

The accompanying notes are an integral part of these financial statements.
23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Banks - 10.5% - (continued)
$ 42,295,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(5)	$ 35,745,776
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	16,830,042
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	10,832,206
7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(5)	7,340,779
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	2,143,715
2,280,000	4.75%, 12/07/2046	1,902,603
10,000,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(5)	9,387,359
3,026,000	4.90%, 11/17/2045	2,585,632
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(5)	2,663,985
12,165,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	11,925,911
2,960,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(5)	2,853,739
5,865,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(5)	5,695,964
17,025,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(5)	16,593,687
10,785,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	10,748,285
4,408,000	5.61%, 01/15/2044	4,162,043
8,525,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	8,730,170
6,180,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(5)	6,431,871
		1,292,427,362
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
1,340,000	3.10%, 02/02/2031(3)	1,023,135
1,345,000	3.83%, 02/02/2032(3)	1,049,562
1,845,000	4.20%, 08/04/2027(3)	1,667,563
1,230,000	4.38%, 07/03/2029(3)	1,062,140
3,655,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	3,660,726
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	946,122
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Commercial Services - 0.6% - (continued)
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
$ 1,815,000	4.63%, 06/01/2028(2)	$ 1,630,543
GBP 1,525,000	4.88%, 06/01/2028(3)	1,696,752
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,068,276
5,950,000	5.50%, 08/11/2032(2)	5,703,202
4,750,000	5.55%, 05/30/2033(2)	4,548,353
4,660,000	5.80%, 04/15/2034(2)	4,534,609
3,170,000	5.95%, 10/15/2033(2)	3,121,392
	Block, Inc.
1,775,000	2.75%, 06/01/2026	1,663,139
1,150,000	3.50%, 06/01/2031	971,463
3,090,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	3,189,361
4,495,000	Duke University 2.83%, 10/01/2055	2,803,840
2,790,000	Georgetown University 2.25%, 04/01/2030	2,305,337
	Global Payments, Inc.
3,020,000	4.45%, 06/01/2028	2,881,103
4,650,000	5.30%, 08/15/2029	4,540,600
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	3,496,726
3,475,000	Service Corp. International 3.38%, 08/15/2030	2,945,999
3,375,000	TriNet Group, Inc. 7.13%, 08/15/2031(2)	3,392,374
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	333,093
1,530,000	3.88%, 02/15/2031	1,342,042
3,085,000	4.88%, 01/15/2028	2,960,610
3,553,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(2)	3,279,638
		71,817,700
	Construction Materials - 0.3%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	8,711
4,945,000	5.00%, 03/01/2030(2)	4,631,003
1,210,000	Carrier Global Corp. 6.20%, 03/15/2054	1,261,076
548,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(2)(5)(6)	588,076
1,350,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	1,216,265
3,515,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	3,486,458
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,807,501
1,850,000	Sisecam U.K. PLC 8.63%, 05/02/2032(2)	1,874,420
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,377,550
1,075,000	4.75%, 01/15/2028(1)(2)	1,014,018
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	4,993,268
7,270,000	5.25%, 03/03/2033	7,152,357
		31,410,703

The accompanying notes are an integral part of these financial statements.
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Distribution/Wholesale - 0.1%
$ 1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	$ 1,060,173
4,245,000	LKQ Corp. 5.75%, 06/15/2028	4,240,171
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,493,574
		8,793,918
	Diversified Financial Services - 2.0%
7,705,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.10%, 01/19/2029	7,515,970
2,410,000	AGFC Capital Trust I 7.34%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(7)	1,409,850
	Aircastle Ltd.
580,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(2)(5)(6)	548,001
670,000	5.95%, 02/15/2029(2)	661,227
1,025,000	6.50%, 07/18/2028(2)	1,032,130
	American Express Co.
8,640,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	8,287,689
11,635,000	5.10%, 02/16/2028, (5.10% fixed rate until 02/16/2027; 6 mo. USD SOFR + 1.00% thereafter)(5)	11,501,489
23,390,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(5)	23,204,928
1,105,000	5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(5)	1,102,735
2,515,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(5)	2,632,449
	BlackRock Funding, Inc.
14,020,000	5.00%, 03/14/2034	13,603,835
2,955,000	5.25%, 03/14/2054	2,790,688
535,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(2)	556,541
	Capital One Financial Corp.
7,500,000	2.36%, 07/29/2032, (2.36% fixed rate until 07/29/2031; 6 mo. USD SOFR + 1.34% thereafter)(5)	5,693,172
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	8,074,265
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	8,770,453
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	8,528,050
1,020,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	1,030,279
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	15,812,170
2,236,000	Credit Acceptance Corp. 9.25%, 12/15/2028(2)	2,370,750
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Diversified Financial Services - 2.0% - (continued)
$ 15,675,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	$ 17,251,440
3,095,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	3,091,905
425,000	Far East Horizon Ltd. 4.25%, 10/26/2026(3)	401,111
240,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(2)	241,740
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(3)(8)(9)	—
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,183,687
6,000,000	5.20%, 06/15/2062	5,417,011
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(2)	2,874,854
	LSEGA Financing PLC
6,950,000	1.38%, 04/06/2026(2)	6,418,417
5,685,000	2.00%, 04/06/2028(2)	5,009,087
9,615,000	2.50%, 04/06/2031(2)	7,923,754
1,285,000	Midcap Financial Issuer Trust 5.63%, 01/15/2030(2)	1,078,846
	Nasdaq, Inc.
8,075,000	5.35%, 06/28/2028	8,032,408
20,860,000	5.95%, 08/15/2053	20,577,891
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(2)	3,197,596
555,000	5.50%, 08/15/2028(2)	523,137
625,000	7.13%, 02/01/2032(2)	616,096
	OneMain Finance Corp.
4,070,000	5.38%, 11/15/2029	3,765,585
1,655,000	6.88%, 03/15/2025	1,666,413
690,000	7.88%, 03/15/2030	704,071
511,000	9.00%, 01/15/2029	536,148
	PennyMac Financial Services, Inc.
1,230,000	4.25%, 02/15/2029(2)	1,091,552
1,570,000	5.38%, 10/15/2025(2)	1,550,714
335,000	5.75%, 09/15/2031(2)	304,089
740,000	7.88%, 12/15/2029(2)	755,408
1,105,000	Radian Group, Inc. 6.20%, 05/15/2029	1,097,465
	Shriram Finance Ltd.
930,000	4.15%, 07/18/2025(3)	898,592
1,390,000	6.63%, 04/22/2027(2)	1,379,211
	Synchrony Financial
1,180,000	3.95%, 12/01/2027	1,091,805
15,765,000	7.25%, 02/02/2033	15,423,132
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	3,994,688
		250,224,524
	Electric - 3.2%
	AES Andes SA
4,640,000	6.30%, 03/15/2029(2)	4,571,654
200,000	7.13%, 03/26/2079, (7.13% fixed rate until 05/20/2024; 5 yr. USD Swap + 4.64% thereafter)(3)(5)	197,351
11,685,000	AES Corp. 3.30%, 07/15/2025(2)	11,317,544
651,129	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	549,221
2,092,126	Alfa Desarrollo SpA 4.55%, 09/27/2051(3)	1,524,814

The accompanying notes are an integral part of these financial statements.
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 3.2% - (continued)
$ 9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	$ 7,452,584
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,309,541
1,775,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	1,858,641
EUR 2,785,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(3)	2,645,811
	Clearway Energy Operating LLC
$ 6,495,000	3.75%, 02/15/2031(2)	5,492,655
315,000	3.75%, 01/15/2032(2)	260,839
2,100,000	4.75%, 03/15/2028(2)	1,980,040
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,558,597
2,222,000	4.97%, 05/01/2046(10)	1,742,778
10,000,000	Consolidated Edison Co. of New York, Inc. 5.50%, 12/01/2039	9,641,793
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,076,398
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,799,763
2,857,000	3.38%, 04/01/2030	2,531,110
585,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(5)(6)	535,638
340,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(5)(6)	331,777
5,135,000	4.85%, 08/15/2052	4,304,651
4,499,000	4.90%, 08/01/2041	3,900,672
9,383,000	5.38%, 11/15/2032	9,125,643
3,390,000	7.00%, 06/15/2038	3,594,891
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,405,612
3,305,000	3.88%, 03/15/2046	2,485,739
3,000,000	5.30%, 02/15/2040	2,847,932
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,142,145
7,630,000	5.00%, 08/15/2052	6,509,653
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,391,832
2,730,000	4.38%, 03/30/2044	2,230,823
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(2)	3,484,526
7,265,000	2.78%, 01/07/2032(2)	5,764,055
	Edison International
5,910,000	5.25%, 11/15/2028	5,787,681
285,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(5)(6)	273,030
2,785,000	6.95%, 11/15/2029	2,923,206
8,645,000	Emera U.S. Finance LP 2.64%, 06/15/2031	6,950,535
520,000	Emera, Inc. 6.75%, 06/15/2076 (6.75% fixed rate until 06/15/2026; thereafter)	514,077
835,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(3)	763,106
5,557,000	Exelon Corp. 4.70%, 04/15/2050	4,615,679
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(2)	1,546,923
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 3.2% - (continued)
	FirstEnergy Transmission LLC
$ 4,655,000	4.35%, 01/15/2025(2)	$ 4,589,250
2,790,000	5.45%, 07/15/2044(2)	2,562,954
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,117,307
	Georgia Power Co.
1,425,000	4.30%, 03/15/2043	1,154,498
3,490,000	5.25%, 03/15/2034	3,392,829
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,055,015
2,145,000	4.95%, 09/22/2027(2)	2,099,400
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(3)	188,826
1,535,000	4.88%, 05/24/2026(3)	1,488,834
1,100,000	Lamar Funding Ltd. 3.96%, 05/07/2025(3)	1,069,680
515,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027(3)	494,424
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,142,446
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,537,475
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	10,093,784
7,800,000	2.45%, 12/02/2027(2)	6,955,178
	Oglethorpe Power Corp.
4,305,000	5.05%, 10/01/2048	3,716,904
2,770,000	6.20%, 12/01/2053(2)	2,753,919
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	9,678,147
4,905,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(3)	4,770,132
	Pacific Gas & Electric Co.
8,225,000	2.50%, 02/01/2031	6,669,695
8,400,000	3.25%, 06/01/2031	7,104,695
6,110,000	3.50%, 08/01/2050	3,921,811
6,860,000	3.95%, 12/01/2047	4,810,607
3,020,000	4.50%, 07/01/2040	2,450,537
1,165,000	4.55%, 07/01/2030	1,080,710
1,356,000	4.75%, 02/15/2044	1,094,601
32,130,000	4.95%, 07/01/2050	26,131,403
7,490,000	5.25%, 03/01/2052	6,297,819
10,860,000	5.90%, 06/15/2032	10,724,031
7,100,000	6.40%, 06/15/2033	7,228,083
510,000	Pampa Energia SA 7.50%, 01/24/2027(3)	485,428
3,550,000	Public Service Co. of Colorado 5.25%, 04/01/2053	3,181,130
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	8,939,081
10,915,000	4.22%, 03/15/2032	9,545,455
610,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	543,787
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	4,779,061
5,300,000	Sempra 3.80%, 02/01/2038	4,207,785
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	4,873,114
4,565,000	3.65%, 02/01/2050	3,175,873
12,925,000	4.00%, 04/01/2047	9,672,853
660,000	4.13%, 03/01/2048	502,440
3,000,000	4.50%, 09/01/2040	2,521,649
880,000	4.88%, 03/01/2049	746,057
1,310,000	5.75%, 04/15/2054	1,257,924
1,500,000	5.88%, 12/01/2053	1,467,511
2,050,000	5.95%, 02/01/2038	2,032,442

The accompanying notes are an integral part of these financial statements.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Electric - 3.2% - (continued)
$ 847,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(3)	$ 846,238
	Virginia Electric & Power Co.
1,685,000	2.45%, 12/15/2050	921,959
16,349,000	2.95%, 11/15/2051	9,975,312
7,130,000	3.80%, 09/15/2047	5,185,974
5,535,000	5.45%, 04/01/2053	5,180,369
5,140,000	5.70%, 08/15/2053	5,005,173
6,100,000	6.00%, 05/15/2037	6,132,531
1,026,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(3)	1,003,223
		397,498,323
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	1,545,658
	Electronics - 0.5%
2,050,000	Coherent Corp. 5.00%, 12/15/2029(2)	1,891,244
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,530,370
	Honeywell International, Inc.
11,205,000	4.95%, 09/01/2031	11,038,432
11,205,000	5.00%, 03/01/2035	10,867,065
5,315,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	4,891,344
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	14,717,168
15,430,000	2.38%, 08/09/2028	13,414,285
		66,349,908
	Energy-Alternate Sources - 0.0%
1,200,000	Energo-Pro AS 11.00%, 11/02/2028(2)	1,298,592
2,270,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	2,160,879
	TerraForm Power Operating LLC
585,000	4.75%, 01/15/2030(2)	521,496
580,000	5.00%, 01/31/2028(2)	541,251
848,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(3)	825,316
		5,347,534
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
1,117,000	5.13%, 08/11/2061(2)	778,977
245,000	5.13%, 08/11/2061(3)	170,859
815,676	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(4)	596,667
	IHS Holding Ltd.
3,220,000	6.25%, 11/29/2028(3)	2,777,250
1,295,000	6.25%, 11/29/2028(2)	1,116,937
1,195,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(2)	1,178,867
585,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(3)	534,580
		7,154,137
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(2)	1,873,961
720,000	6.50%, 02/15/2032(2)	709,736
4,760,000	8.13%, 07/01/2027(2)	4,823,275
2,395,000	Cinemark USA, Inc. 5.25%, 07/15/2028(2)	2,224,426
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	423,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Entertainment - 0.4% - (continued)
EUR 1,885,000	7.88%, 07/31/2028(2)	$ 2,122,202
	Melco Resorts Finance Ltd.
$ 425,000	5.25%, 04/26/2026(3)	407,840
610,000	5.38%, 12/04/2029(2)	541,412
200,000	5.38%, 12/04/2029(3)	177,512
1,200,000	5.75%, 07/21/2028(3)	1,110,808
3,000,000	7.63%, 04/17/2032(2)	2,943,750
600,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 04/06/2031(2)	509,124
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,504,296
	Warnermedia Holdings, Inc.
7,495,000	5.05%, 03/15/2042	6,008,631
15,655,000	5.14%, 03/15/2052	11,983,508
5,250,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(2)	5,321,778
		45,686,073
	Environmental Control - 0.3%
	Clean Harbors, Inc.
667,000	4.88%, 07/15/2027(2)	643,143
450,000	5.13%, 07/15/2029(2)	428,765
250,000	Covanta Holding Corp. 4.88%, 12/01/2029(2)	219,085
29,230,000	Veralto Corp. 5.50%, 09/18/2026(2)	29,047,329
		30,338,322
	Food - 0.6%
	B&G Foods, Inc.
2,225,000	5.25%, 09/15/2027(1)	2,055,720
1,140,000	8.00%, 09/15/2028(2)	1,181,353
	Bimbo Bakeries USA, Inc.
615,000	5.38%, 01/09/2036(2)	587,707
855,000	6.05%, 01/15/2029(2)	867,859
560,000	6.05%, 01/15/2029(3)	568,422
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,547,055
12,425,000	4.60%, 11/01/2025	12,202,417
7,306,000	4.85%, 11/01/2028	7,068,826
4,410,000	5.30%, 11/01/2038	4,038,517
5,000,000	5.40%, 11/01/2048	4,479,279
GBP 1,195,000	Iceland Bondco PLC 10.88%, 12/15/2027(2)	1,527,406
$ 11,560,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 2.50%, 01/15/2027	10,587,735
	Minerva Luxembourg SA
2,387,000	4.38%, 03/18/2031(3)	1,942,067
1,800,000	8.88%, 09/13/2033(2)	1,845,531
3,165,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	3,065,558
3,295,000	Post Holdings, Inc. 5.63%, 01/15/2028(2)	3,208,576
1,214,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(3)	1,176,203
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,684,367
920,000	5.40%, 03/15/2029	910,335
3,350,000	5.70%, 03/15/2034	3,287,244
		68,832,177

The accompanying notes are an integral part of these financial statements.
27

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Forest Products & Paper - 0.0%
$ 870,000	Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	$ 865,700
	Gas - 0.5%
2,088,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.88%, 08/20/2026	2,053,070
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	10,074,716
8,520,000	4.87%, 08/05/2032(2)	7,733,768
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,139,582
3,319,000	3.60%, 05/01/2030	2,987,406
2,768,000	3.95%, 03/30/2048	2,028,036
6,178,000	5.00%, 06/15/2052	5,335,207
12,110,000	5.35%, 04/01/2034	11,604,458
4,123,000	Southern California Gas Co. 5.60%, 04/01/2054	3,916,451
		55,872,694
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
3,645,000	6.05%, 02/15/2026(2)	3,644,551
535,000	6.05%, 04/15/2028(2)	534,003
6,550,000	6.30%, 02/15/2030(2)	6,576,790
		10,755,344
	Healthcare - Products - 1.0%
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(2)	8,192,249
1,725,000	5.75%, 12/06/2052(2)	1,699,300
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	4,191,829
2,962,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(2)	3,054,563
	Baxter International, Inc.
13,255,000	2.54%, 02/01/2032	10,625,002
10,000,000	3.13%, 12/01/2051	6,139,019
	GE HealthCare Technologies, Inc.
17,185,000	5.65%, 11/15/2027	17,268,466
17,000,000	5.86%, 03/15/2030	17,249,499
4,125,000	6.38%, 11/22/2052	4,399,909
	Medline Borrower LP
8,925,000	3.88%, 04/01/2029(2)	8,009,985
1,572,000	5.25%, 10/01/2029(2)	1,463,389
	Smith & Nephew PLC
1,745,000	5.15%, 03/20/2027	1,725,071
4,875,000	5.40%, 03/20/2034	4,701,692
	Solventum Corp.
17,180,000	5.40%, 03/01/2029(2)	16,847,757
14,070,000	5.45%, 02/25/2027(2)	13,952,197
		119,519,927
	Healthcare - Services - 1.1%
	Centene Corp.
26,880,000	2.45%, 07/15/2028	23,476,952
625,000	3.00%, 10/15/2030	524,487
	CHS/Community Health Systems, Inc.
3,650,000	4.75%, 02/15/2031(2)	2,848,911
750,000	8.00%, 03/15/2026(2)	746,611
	CommonSpirit Health
6,575,000	5.21%, 12/01/2031	6,378,847
8,115,000	5.32%, 12/01/2034	7,824,494
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,655,313
5,400,000	5.25%, 06/15/2049	4,666,730
675,000	5.45%, 04/01/2031	661,012
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Healthcare - Services - 1.1% - (continued)
	Humana, Inc.
$ 9,920,000	3.70%, 03/23/2029(1)	$ 9,141,306
3,430,000	5.38%, 04/15/2031	3,344,122
	ICON Investments Six DAC
1,845,000	5.85%, 05/08/2029	1,845,000
890,000	6.00%, 05/08/2034	889,074
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(2)	811,876
$ 815,000	5.00%, 05/15/2027(2)	788,698
200,000	6.50%, 05/15/2030(2)	200,907
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,136,108
9,130,000	3.00%, 06/01/2051	5,901,199
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	7,291,940
2,220,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	2,214,314
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,974,561
3,645,000	3.16%, 08/15/2040	2,673,051
2,230,000	5.55%, 08/15/2053	2,204,328
4,705,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	4,607,316
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,148,317
10,020,000	4.60%, 04/15/2027	9,848,302
9,985,000	4.90%, 04/15/2031	9,711,332
8,295,000	5.38%, 04/15/2054	7,881,357
4,080,000	5.88%, 02/15/2053	4,157,945
		134,554,410
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	759,733
691,000	4.63%, 04/01/2030(2)	617,496
4,019,000	6.63%, 01/15/2028(2)	4,006,042
4,100,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	3,579,502
1,650,000	KB Home 4.80%, 11/15/2029	1,531,108
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,770,149
1,325,000	4.95%, 02/01/2028	1,255,034
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,773,043
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(2)	400,341
2,735,000	5.75%, 01/15/2028(2)	2,668,272
		19,360,720
	Household Products - 0.2%
	Haleon U.S. Capital LLC
7,545,000	3.38%, 03/24/2029	6,875,947
2,170,000	3.63%, 03/24/2032	1,905,303
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053	11,185,549
2,050,000	5.20%, 03/22/2063	1,897,122
		21,863,921
	Household Products/Wares - 0.0%
1,840,000	SC Johnson & Son, Inc. 4.75%, 10/15/2046(2)	1,545,298
	Insurance - 2.1%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,714,064

The accompanying notes are an integral part of these financial statements.
28

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Insurance - 2.1% - (continued)
	AIA Group Ltd.
$ 1,225,000	3.20%, 09/16/2040(2)	$ 868,374
824,000	3.60%, 04/09/2029(3)	759,161
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	4,661,312
5,348,000	4.70%, 07/10/2035	4,760,606
4,460,000	4.80%, 07/10/2045	3,911,217
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,818,640
	Aon North America, Inc.
7,000,000	5.30%, 03/01/2031	6,882,849
13,905,000	5.45%, 03/01/2034	13,605,364
3,360,000	5.75%, 03/01/2054	3,250,274
	AssuredPartners, Inc.
4,675,000	5.63%, 01/15/2029(2)	4,262,677
1,780,000	7.50%, 02/15/2032(2)	1,728,150
	Athene Global Funding
620,000	1.99%, 08/19/2028(2)	528,446
7,000,000	2.67%, 06/07/2031(2)	5,670,561
14,500,000	2.72%, 01/07/2029(2)	12,626,380
9,095,000	Athene Holding Ltd. 6.25%, 04/01/2054	8,845,122
3,995,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(2)	3,647,481
10,750,000	CNO Global Funding 2.65%, 01/06/2029(2)	9,197,130
6,300,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	5,781,119
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(2)	8,738,985
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(1)(2)	14,888,537
6,100,000	1.80%, 03/08/2028(2)	5,297,499
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,569,277
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,029,317
3,015,000	7.38%, 01/31/2032(2)	2,987,227
	Liberty Mutual Group, Inc.
2,170,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(2)(5)	1,975,047
17,415,000	4.30%, 02/01/2061(2)	10,695,804
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,344,105
	Metropolitan Life Global Funding I
13,735,000	3.00%, 09/19/2027(2)	12,685,929
20,000,000	4.85%, 01/08/2029(2)	19,499,191
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,669,723
	Nationwide Mutual Insurance Co.
11,700,000	4.35%, 04/30/2050(2)	8,681,631
4,940,000	9.38%, 08/15/2039(2)	6,125,483
6,320,000	Pacific Life Global Funding II 1.38%, 04/14/2026(2)	5,835,182
	Protective Life Global Funding
10,700,000	1.62%, 04/15/2026(2)	9,904,850
4,255,000	5.47%, 12/08/2028(2)	4,241,142
11,200,000	Unum Group 4.50%, 12/15/2049	8,556,174
	Willis North America, Inc.
11,040,000	4.65%, 06/15/2027	10,725,949
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Insurance - 2.1% - (continued)
$ 6,000,000	5.90%, 03/05/2054	$ 5,754,492
435,000	ZhongAn Online P&C Insurance Co. Ltd. 3.50%, 03/08/2026(3)	409,443
		251,133,914
	Internet - 0.5%
5,780,000	Alibaba Group Holding Ltd. 2.70%, 02/09/2041	3,838,136
9,575,000	Amazon.com, Inc. 3.95%, 04/13/2052	7,539,066
EUR 3,100,000	Cerved Group SpA 6.00%, 02/15/2029(3)	3,069,395
	Gen Digital, Inc.
$ 2,110,000	6.75%, 09/30/2027(2)	2,116,908
2,735,000	7.13%, 09/30/2030(2)	2,765,413
3,480,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(2)	3,086,087
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,160,695
13,380,000	5.60%, 05/15/2053	13,260,727
	Newfold Digital Holdings Group, Inc.
5,730,000	6.00%, 02/15/2029(2)	4,296,786
680,000	11.75%, 10/15/2028(2)	730,631
685,000	Prosus NV 3.06%, 07/13/2031(3)	549,023
980,000	Rakuten Group, Inc. 9.75%, 04/15/2029(2)	970,592
	Uber Technologies, Inc.
6,695,000	4.50%, 08/15/2029(2)	6,238,725
820,000	8.00%, 11/01/2026(2)	826,225
	United Group BV
EUR 1,475,000	6.75%, 02/15/2031(2)	1,611,128
1,475,000	8.13%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(11)	1,574,121
		56,633,658
	Investment Company Security - 0.1%
$ 485,000	Abu Dhabi Developmental 5.38%, 05/08/2029	482,425
515,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029(2)	510,370
825,000	Ares Capital Corp. 5.88%, 03/01/2029	808,680
	Blue Owl Credit Income Corp.
1,130,000	6.65%, 03/15/2031(2)	1,087,478
525,000	7.95%, 06/13/2028(2)	538,285
SGD 1,250,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(3)	875,734
	Huarong Finance II Co. Ltd.
$ 530,000	4.63%, 06/03/2026(3)	503,776
200,000	5.50%, 01/16/2025(3)	197,664
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,292,027
1,125,000	New Mountain Finance Corp. 6.88%, 02/01/2029	1,095,571
360,000	Oaktree Specialty Lending Corp. 7.10%, 02/15/2029	361,246
		9,753,256
	Iron/Steel - 0.3%
	ArcelorMittal SA
6,000,000	6.55%, 11/29/2027	6,152,346
15,813,000	6.80%, 11/29/2032	16,462,857
	ATI, Inc.
1,958,000	4.88%, 10/01/2029	1,823,244
1,242,000	5.88%, 12/01/2027	1,216,751
570,000	7.25%, 08/15/2030	583,144

The accompanying notes are an integral part of these financial statements.
29

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Iron/Steel - 0.3% - (continued)
	CSN Resources SA
$ 2,630,000	4.63%, 06/10/2031(3)	$ 2,068,155
815,000	5.88%, 04/08/2032(2)	680,042
230,000	5.88%, 04/08/2032(3)	191,914
5,785,000	Steel Dynamics, Inc. 3.45%, 04/15/2030	5,177,529
		34,355,982
	IT Services - 0.7%
	Apple, Inc.
20,110,000	2.65%, 02/08/2051	12,334,258
12,960,000	2.70%, 08/05/2051	7,989,013
6,520,000	3.85%, 08/04/2046	5,181,252
7,280,000	3.95%, 08/08/2052	5,722,710
3,620,000	4.38%, 05/13/2045	3,146,303
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	10,857,590
26,050,000	5.25%, 02/05/2044	24,080,985
7,455,000	5.30%, 02/05/2054	6,801,181
4,755,000	International Business Machines Corp. 4.15%, 05/15/2039	3,989,532
6,710,000	McAfee Corp. 7.38%, 02/15/2030(2)	6,216,647
	Presidio Holdings, Inc.
1,326,000	4.88%, 02/01/2027(2)	1,325,658
1,800,000	8.25%, 02/01/2028(2)	1,820,126
		89,465,255
	Leisure Time - 0.2%
485,000	Brunswick Corp. 5.85%, 03/18/2029	479,123
	Carnival Corp.
4,290,000	6.00%, 05/01/2029(2)	4,157,031
1,020,000	10.50%, 06/01/2030(2)	1,109,185
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(2)	2,171,234
300,000	8.13%, 01/15/2029(2)	312,403
2,880,000	8.38%, 02/01/2028(2)	3,003,912
	Royal Caribbean Cruises Ltd.
3,925,000	5.50%, 08/31/2026(2)	3,858,178
740,000	7.25%, 01/15/2030(2)	761,273
1,475,000	8.25%, 01/15/2029(2)	1,555,041
	Viking Cruises Ltd.
975,000	5.88%, 09/15/2027(2)	945,317
2,350,000	9.13%, 07/15/2031(2)	2,520,702
		20,873,399
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	497,464
2,150,000	4.75%, 06/15/2031(2)	1,903,838
2,350,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(3)	2,194,352
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,481,657
	Sands China Ltd.
10,000,000	3.25%, 08/08/2031(10)	8,166,848
1,150,000	4.05%, 01/08/2026(10)	1,106,991
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,101,174
1,899,000	Studio City Finance Ltd. 5.00%, 01/15/2029(3)	1,609,073
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,714,446
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Lodging - 0.2% - (continued)
$ 1,700,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(2)	$ 1,645,146
645,000	Wynn Macau Ltd. 5.63%, 08/26/2028(2)	594,899
		30,015,888
	Machinery-Diversified - 0.3%
	AGCO Corp.
2,895,000	5.45%, 03/21/2027	2,885,346
1,950,000	5.80%, 03/21/2034	1,907,831
	Ingersoll Rand, Inc.
2,170,000	5.40%, 08/14/2028	2,163,335
8,060,000	5.70%, 08/14/2033	8,005,546
17,695,000	John Deere Capital Corp. 5.10%, 04/11/2034	17,369,871
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,406,187
	Westinghouse Air Brake Technologies Corp.
2,205,000	3.20%, 06/15/2025	2,139,389
3,270,000	5.61%, 03/11/2034	3,213,494
		39,090,999
	Media - 1.7%
1,875,000	Altice Financing SA 5.75%, 08/15/2029(2)	1,394,975
1,575,000	AMC Networks, Inc. 10.25%, 01/15/2029(2)	1,574,685
	CCO Holdings LLC/CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(2)	10,371,683
3,550,000	4.25%, 01/15/2034(2)	2,574,040
2,670,000	4.50%, 08/15/2030(2)	2,169,476
925,000	4.75%, 02/01/2032(2)	726,962
2,520,000	5.00%, 02/01/2028(2)	2,295,957
1,125,000	7.38%, 03/01/2031(1)(2)	1,068,786
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	12,252,564
10,000,000	3.50%, 03/01/2042	6,321,323
13,125,000	3.85%, 04/01/2061(1)	7,339,113
11,690,000	3.90%, 06/01/2052	7,031,997
3,865,000	4.80%, 03/01/2050	2,708,167
4,550,000	5.13%, 07/01/2049	3,331,043
10,990,000	5.38%, 05/01/2047	8,397,495
4,595,000	5.75%, 04/01/2048	3,700,986
9,318,000	6.48%, 10/23/2045	8,244,258
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	8,570,891
4,900,000	2.99%, 11/01/2063	2,788,484
6,605,000	3.25%, 11/01/2039	4,900,398
6,640,000	3.40%, 07/15/2046	4,655,555
1,925,000	3.75%, 04/01/2040	1,521,861
8,665,000	Cox Communications, Inc. 5.45%, 09/15/2028(2)	8,621,073
	CSC Holdings LLC
8,275,000	5.75%, 01/15/2030(2)	3,633,809
1,954,000	6.50%, 02/01/2029(2)	1,457,340
5,050,000	11.75%, 01/31/2029(2)	4,484,958
	Discovery Communications LLC
855,000	3.90%, 11/15/2024	846,057
6,110,000	3.95%, 06/15/2025	5,970,468
3,846,000	4.65%, 05/15/2050	2,786,424

The accompanying notes are an integral part of these financial statements.
30

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Media - 1.7% - (continued)
$ 13,920,000	5.20%, 09/20/2047	$ 10,948,641
5,395,000	5.30%, 05/15/2049	4,244,501
1,350,000	DISH DBS Corp. 5.75%, 12/01/2028(2)	911,839
	Paramount Global
2,837,000	4.38%, 03/15/2043	1,876,909
13,610,000	4.95%, 01/15/2031(1)	12,005,110
1,735,000	6.88%, 04/30/2036	1,620,072
5,300,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(12)	4,167,828
	Sirius XM Radio, Inc.
2,370,000	4.00%, 07/15/2028(2)	2,116,149
900,000	4.13%, 07/01/2030(2)	764,136
3,790,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	3,294,041
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,695,822
	Time Warner Cable LLC
5,340,000	5.88%, 11/15/2040	4,414,529
2,825,000	6.75%, 06/15/2039	2,584,560
	Virgin Media Secured Finance PLC
GBP 1,700,000	4.25%, 01/15/2030(3)	1,788,428
$ 4,885,000	4.50%, 08/15/2030(2)	4,123,806
1,775,000	5.50%, 05/15/2029(2)	1,613,941
200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(3)	153,001
15,400,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	13,006,991
2,130,000	Ziggo BV 4.88%, 01/15/2030(2)	1,865,816
		204,936,948
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
1,774,000	5.00%, 09/30/2027(2)	1,717,773
2,051,000	6.38%, 06/15/2030(2)	2,035,129
		3,752,902
	Mining - 1.5%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(2)	18,998,827
1,001,000	4.88%, 05/14/2025(2)	989,928
8,630,000	5.63%, 04/01/2030(2)	8,592,215
13,580,000	5.75%, 04/05/2034(2)	13,413,715
1,190,000	6.00%, 04/05/2054(2)	1,173,140
	AngloGold Ashanti Holdings PLC
600,000	3.38%, 11/01/2028	535,165
1,810,000	3.75%, 10/01/2030	1,558,366
	BHP Billiton Finance USA Ltd.
14,685,000	5.25%, 09/08/2030	14,556,635
14,690,000	5.25%, 09/08/2033	14,394,931
	Constellium SE
680,000	3.75%, 04/15/2029(2)	602,819
1,716,000	5.63%, 06/15/2028(2)	1,658,843
955,000	5.88%, 02/15/2026(2)	945,164
	First Quantum Minerals Ltd.
342,000	6.88%, 10/15/2027(2)	328,950
295,000	8.63%, 06/01/2031(2)	285,386
1,295,000	9.38%, 03/01/2029(2)	1,340,863
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(2)	272,934
1,050,000	4.50%, 09/15/2027(2)	990,182
14,635,000	5.88%, 04/15/2030(2)	14,067,442
	Freeport Indonesia PT
998,000	5.32%, 04/14/2032(3)	944,654
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Mining - 1.5% - (continued)
$ 620,000	6.20%, 04/14/2052(3)	$ 580,770
	Glencore Funding LLC
11,720,000	5.40%, 05/08/2028(2)	11,597,200
14,035,000	5.63%, 04/04/2034(2)	13,580,617
3,610,000	5.89%, 04/04/2054(2)	3,413,413
16,575,000	6.13%, 10/06/2028(2)	16,780,128
11,910,000	6.38%, 10/06/2030(2)	12,218,667
	Novelis Corp.
820,000	3.88%, 08/15/2031(2)	694,397
5,105,000	4.75%, 01/30/2030(2)	4,670,843
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,057,155
9,535,000	Rio Tinto Finance USA PLC 5.13%, 03/09/2053	8,765,536
	Stillwater Mining Co.
610,000	4.00%, 11/16/2026(3)	543,949
3,685,000	4.50%, 11/16/2029(3)	2,889,630
1,375,000	4.50%, 11/16/2029(2)	1,078,220
	WE Soda Investments Holding PLC
1,030,000	9.38%, 02/14/2031(2)	1,048,035
3,290,000	9.50%, 10/06/2028(2)	3,388,463
		181,957,182
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
5,684,000	3.25%, 02/15/2029	5,054,681
12,485,000	3.28%, 12/01/2028	11,142,864
		16,197,545
	Oil & Gas - 2.1%
	Aker BP ASA
5,024,000	2.00%, 07/15/2026(2)	4,629,771
2,950,000	3.10%, 07/15/2031(2)	2,455,182
6,995,000	3.75%, 01/15/2030(2)	6,305,411
9,200,000	4.00%, 01/15/2031(2)	8,200,419
3,280,000	6.00%, 06/13/2033(2)	3,272,127
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	4,851,741
6,170,000	3.00%, 03/17/2052	3,901,260
7,125,000	3.06%, 06/17/2041	5,117,265
11,380,000	3.38%, 02/08/2061	7,366,076
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	3,913,693
5,795,000	5.55%, 03/15/2054	5,617,838
4,445,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	4,649,288
	Diamondback Energy, Inc.
1,770,000	4.25%, 03/15/2052	1,359,782
3,330,000	5.40%, 04/18/2034	3,237,436
1,685,000	5.75%, 04/18/2054	1,606,608
1,255,000	5.90%, 04/18/2064	1,198,455
13,684,000	6.25%, 03/15/2053	13,990,504
	Ecopetrol SA
3,995,000	4.63%, 11/02/2031	3,227,191
700,000	6.88%, 04/29/2030	668,228
5,335,000	8.38%, 01/19/2036	5,186,622
12,280,000	8.88%, 01/13/2033	12,566,907
	Empresa Nacional del Petroleo
800,000	3.75%, 08/05/2026(3)	761,580
2,005,000	5.25%, 11/06/2029(3)	1,940,408
	Energean Israel Finance Ltd.
2,632,000	5.88%, 03/30/2031(3)	2,240,622
2,135,000	8.50%, 09/30/2033(3)	2,050,027
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,682,484

The accompanying notes are an integral part of these financial statements.
31

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Oil & Gas - 2.1% - (continued)
	Hess Corp.
$ 3,733,000	7.13%, 03/15/2033	$ 4,095,834
11,627,000	7.30%, 08/15/2031	12,784,162
419,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(3)	372,209
	Matador Resources Co.
180,000	6.50%, 04/15/2032(2)	178,463
3,000,000	6.88%, 04/15/2028(2)	3,023,059
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	2,147,194
4,565,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	4,713,157
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,815,856
6,880,000	Occidental Petroleum Corp. 6.63%, 09/01/2030	7,128,712
	Ovintiv, Inc.
1,969,000	6.25%, 07/15/2033	1,985,596
5,190,000	7.38%, 11/01/2031	5,547,261
	Patterson-UTI Energy, Inc.
550,000	5.15%, 11/15/2029	525,231
19,480,000	7.15%, 10/01/2033	20,283,499
3,430,000	Permian Resources Operating LLC 8.00%, 04/15/2027(2)	3,521,425
	Petroleos de Venezuela SA
435,000	6.00%, 05/16/2024(3)(8)	52,200
190,000	9.00%, 11/17/2021(3)(8)	24,426
	Petroleos Mexicanos
1,780,000	6.70%, 02/16/2032	1,458,277
2,735,000	7.69%, 01/23/2050	1,906,154
10,365,000	Phillips 66 Co. 4.95%, 12/01/2027	10,219,839
502,000	QatarEnergy 2.25%, 07/12/2031(3)	407,825
200,000	Raizen Fuels Finance SA 6.95%, 03/05/2054(2)	194,721
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(2)	985,262
910,000	4.88%, 05/15/2025	901,970
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,604,902
11,925,000	3.00%, 11/26/2051	7,587,776
4,199,000	4.00%, 05/10/2046	3,319,099
2,320,000	4.55%, 08/12/2043	2,024,591
3,075,000	SM Energy Co. 6.50%, 07/15/2028	3,050,000
852,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	858,816
	Suncor Energy, Inc.
3,735,000	4.00%, 11/15/2047(1)	2,725,497
5,665,000	6.50%, 06/15/2038	5,806,506
	Sunoco LP
1,245,000	7.00%, 05/01/2029(2)	1,266,878
1,840,000	7.25%, 05/01/2032(2)	1,875,696
	TotalEnergies Capital SA
1,930,000	5.15%, 04/05/2034(1)	1,901,854
4,005,000	5.49%, 04/05/2054	3,894,430
4,235,000	5.64%, 04/05/2064	4,139,213
	Transocean, Inc.
1,575,000	8.50%, 05/15/2031(2)	1,572,327
4,477,500	8.75%, 02/15/2030(2)	4,670,395
300,000	Tullow Oil PLC 10.25%, 05/15/2026(3)	292,268
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(2)	427,608
210,000	7.88%, 04/15/2032(2)	213,064
4,175,000	9.75%, 10/15/2030	4,549,034
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Oil & Gas - 2.1% - (continued)
	YPF SA
$ 540,000	6.95%, 07/21/2027(3)	$ 489,665
290,000	9.50%, 01/17/2031(2)	293,176
		253,832,052
	Oil & Gas Services - 0.1%
6,735,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	6,896,781
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	3,147,598
6,225,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	6,472,662
		16,517,041
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)	2,367,756
3,135,000	5.25%, 08/15/2027(1)(2)	1,598,850
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(1)(2)	1,515,855
1,900,000	8.75%, 04/15/2030(2)	1,836,982
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	1,158,301
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,747,156
1,725,000	9.25%, 04/15/2027(2)	1,690,349
	Owens-Brockway Glass Container, Inc.
435,000	6.38%, 08/15/2025(2)	436,925
2,120,000	7.25%, 05/15/2031(2)	2,119,724
2,232,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(3)	1,899,315
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	14,577,328
16,860,000	Smurfit Kappa Treasury ULC 5.44%, 04/03/2034(2)	16,326,004
EUR 1,690,000	Titan Holdings II BV 5.13%, 07/15/2029(2)	1,596,108
	Trivium Packaging Finance BV
$ 1,590,000	5.50%, 08/15/2026(2)	1,560,545
2,125,000	8.50%, 08/15/2027(2)	2,104,071
		52,535,269
	Pharmaceuticals - 1.6%
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	3,922,902
7,590,000	4.45%, 05/14/2046	6,450,349
3,702,000	4.85%, 06/15/2044	3,352,106
4,655,000	4.95%, 03/15/2031	4,565,883
9,410,000	5.40%, 03/15/2054	9,122,145
3,470,000	5.50%, 03/15/2064	3,341,005
19,525,000	Astrazeneca Finance LLC 4.90%, 02/26/2031	19,140,133
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,094,466
2,400,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(2)	1,860,238
1,090,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(2)	1,094,869
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	30,562,300
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	7,893,968
4,655,000	4.25%, 10/26/2049	3,727,195

The accompanying notes are an integral part of these financial statements.
32

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pharmaceuticals - 1.6% - (continued)
$ 11,205,000	5.10%, 02/22/2031	$ 11,023,529
530,000	5.50%, 02/22/2044	513,836
4,735,000	5.55%, 02/22/2054	4,572,025
7,340,000	6.25%, 11/15/2053	7,782,553
13,200,000	Cardinal Health, Inc. 5.13%, 02/15/2029	12,986,665
8,115,000	CVS Health Corp. 4.78%, 03/25/2038	7,141,227
	CVS Pass-Through Trust
6,540	6.04%, 12/10/2028	6,529
16,783	6.94%, 01/10/2030	16,895
	Eli Lilly & Co.
5,670,000	4.70%, 02/09/2034	5,436,719
6,310,000	5.00%, 02/09/2054	5,871,775
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,411,721
2,175,000	5.30%, 05/19/2053	2,029,850
5,955,000	5.34%, 05/19/2063	5,459,633
1,610,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,546,845
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,893,065
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	10,755,516
8,925,000	4.75%, 05/09/2027	8,556,758
	Viatris, Inc.
650,000	2.70%, 06/22/2030	537,596
830,000	4.00%, 06/22/2050	542,866
		193,213,162
	Pipelines - 2.1%
2,981,000	AI Candelaria Spain SA 5.75%, 06/15/2033(3)	2,306,195
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
3,375,000	5.75%, 01/15/2028(2)	3,303,117
1,400,000	6.63%, 02/01/2032(2)	1,395,872
	Buckeye Partners LP
1,472,000	3.95%, 12/01/2026	1,385,677
1,360,000	4.13%, 12/01/2027	1,265,842
3,530,000	4.50%, 03/01/2028(2)	3,288,498
1,124,000	5.60%, 10/15/2044	867,576
1,763,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,649,871
8,940,000	Cheniere Energy, Inc. 5.65%, 04/15/2034(2)	8,757,531
	Columbia Pipelines Holding Co. LLC
8,635,000	5.68%, 01/15/2034(2)	8,301,333
520,000	6.04%, 08/15/2028(2)	524,748
	Columbia Pipelines Operating Co. LLC
8,630,000	5.93%, 08/15/2030(2)	8,642,002
9,525,000	6.54%, 11/15/2053(2)	9,821,715
4,385,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	3,985,204
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,273,345
	EIG Pearl Holdings SARL
15,125,000	3.55%, 08/31/2036(2)	12,526,132
1,230,000	3.55%, 08/31/2036(3)	1,018,654
	Enbridge, Inc.
6,310,000	5.63%, 04/05/2034	6,179,090
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pipelines - 2.1% - (continued)
$ 23,310,000	5.70%, 03/08/2033	$ 23,072,954
1,125,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(5)	1,033,436
7,840,000	6.20%, 11/15/2030	8,072,948
1,025,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(5)	1,081,603
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,598,217
2,275,000	4.90%, 03/15/2035	2,081,803
3,977,000	5.30%, 04/15/2047	3,435,712
3,880,000	5.55%, 02/15/2028	3,876,171
4,420,000	6.00%, 06/15/2048	4,188,409
4,245,000	6.10%, 12/01/2028	4,326,568
2,800,000	6.13%, 12/15/2045	2,687,324
15,110,000	6.40%, 12/01/2030	15,566,790
6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(1)(5)	7,116,181
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	1,012,825
415,000	6.50%, 09/01/2030(2)	419,912
	EQM Midstream Partners LP
2,144,000	4.50%, 01/15/2029(2)	1,983,394
1,950,000	4.75%, 01/15/2031(2)	1,782,158
2,505,000	6.50%, 07/01/2027(2)	2,508,314
1,275,000	6.50%, 07/15/2048	1,258,323
185,000	7.50%, 06/01/2027(2)	188,467
190,000	7.50%, 06/01/2030(2)	199,240
	Galaxy Pipeline Assets Bidco Ltd.
11,373,964	2.16%, 03/31/2034(2)	9,485,508
1,673,476	2.16%, 03/31/2034(3)	1,395,623
1,150,000	2.63%, 03/31/2036(2)	901,979
	Greensaif Pipelines Bidco SARL
14,818,000	6.13%, 02/23/2038(2)	14,624,052
1,375,000	6.13%, 02/23/2038(3)	1,357,003
	MPLX LP
2,160,000	4.90%, 04/15/2058	1,731,576
7,900,000	4.95%, 03/14/2052	6,597,609
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,950,997
	ONEOK, Inc.
6,585,000	4.85%, 02/01/2049	5,452,166
6,474,000	6.35%, 01/15/2031	6,675,342
1,285,000	7.15%, 01/15/2051	1,376,409
3,500,000	Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/2043	2,703,240
	Targa Resources Corp.
3,700,000	4.95%, 04/15/2052	3,082,404
7,312,000	6.25%, 07/01/2052	7,178,827
6,580,000	6.50%, 02/15/2053	6,739,412
4,490,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	3,945,208
2,570,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(5)	2,247,779
	Western Midstream Operating LP
2,510,000	6.15%, 04/01/2033	2,508,508
4,765,000	6.35%, 01/15/2029	4,868,653
	Williams Cos., Inc.
2,225,000	5.10%, 09/15/2045	1,957,418

The accompanying notes are an integral part of these financial statements.
33

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Pipelines - 2.1% - (continued)
$ 4,100,000	5.40%, 03/04/2044	$ 3,743,118
1,074,000	6.30%, 04/15/2040	1,087,096
		261,593,078
	Real Estate - 0.1%
GBP 3,400,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	3,132,757
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(3)(8)	11,000
200,000	5.40%, 05/27/2025(3)(8)	10,660
860,000	5.63%, 01/14/2030(3)(8)	48,418
785,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(3)	777,786
1,255,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(3)	1,111,822
1,092,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(3)(5)(6)	546,546
470,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(3)	383,297
		6,022,286
	Real Estate Investment Trusts - 1.9%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,646,006
19,815,000	1.88%, 10/15/2030	15,699,814
8,450,000	5.25%, 07/15/2028	8,332,313
12,670,000	American Tower Trust I 5.49%, 03/15/2028(2)	12,608,558
	Brandywine Operating Partnership LP
1,235,000	3.95%, 11/15/2027	1,105,228
645,000	4.55%, 10/01/2029	555,060
14,080,000	Brixmor Operating Partnership LP 4.13%, 05/15/2029	12,987,013
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	28,219,111
8,745,000	3.20%, 09/01/2024	8,666,392
6,557,000	4.15%, 07/01/2050	4,919,833
11,215,000	5.60%, 06/01/2029	11,148,272
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,285,327
12,240,000	3.20%, 11/18/2029	10,788,779
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	4,902,220
6,715,000	4.00%, 01/15/2031	5,882,134
4,750,000	5.30%, 01/15/2029	4,612,683
5,365,000	5.75%, 06/01/2028	5,300,589
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032	5,626,135
	Iron Mountain, Inc.
1,375,000	5.25%, 07/15/2030(2)	1,276,307
3,425,000	7.00%, 02/15/2029(2)	3,444,550
1,700,000	Kite Realty Group LP 5.50%, 03/01/2034	1,621,280
7,465,000	NNN REIT, Inc. 5.60%, 10/15/2033	7,323,416
315,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(2)	309,063
5,520,000	Realty Income Corp. 4.85%, 03/15/2030	5,321,560
9,455,000	Regency Centers LP 5.25%, 01/15/2034	9,041,981
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(2)	338,243
3,345,000	7.25%, 07/15/2028(2)	3,397,369
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Real Estate Investment Trusts - 1.9% - (continued)
	Simon Property Group LP
$ 3,885,000	3.25%, 09/13/2049	$ 2,542,746
5,572,000	4.25%, 10/01/2044	4,375,314
	Trust Fibra Uno
545,000	4.87%, 01/15/2030(3)	474,368
245,000	4.87%, 01/15/2030(2)	213,248
2,735,000	7.38%, 02/13/2034(2)	2,675,360
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,244,803
6,660,000	VICI Properties LP 4.95%, 02/15/2030	6,316,761
580,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(2)	550,931
476,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC 4.75%, 09/17/2044(2)	345,541
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	12,529,690
		235,627,998
	Retail - 0.8%
	1011778 BC ULC/New Red Finance, Inc.
2,305,000	3.50%, 02/15/2029(2)	2,059,848
1,755,000	3.88%, 01/15/2028(2)	1,620,067
2,020,000	4.38%, 01/15/2028(2)	1,880,698
	Asbury Automotive Group, Inc.
2,369,000	4.63%, 11/15/2029(1)(2)	2,145,152
236,000	4.75%, 03/01/2030	213,908
1,445,000	5.00%, 02/15/2032(2)	1,289,867
	AutoZone, Inc.
10,000,000	4.75%, 02/01/2033	9,381,294
2,335,000	6.25%, 11/01/2028	2,405,281
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(2)	1,455,141
2,315,000	Home Depot, Inc. 4.50%, 12/06/2048	1,958,487
7,908,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	7,261,105
	Lowe's Cos., Inc.
5,955,000	2.80%, 09/15/2041	4,021,994
5,050,000	3.35%, 04/01/2027	4,775,252
8,970,000	5.63%, 04/15/2053	8,557,018
3,515,000	5.85%, 04/01/2063	3,400,395
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	2,912,569
3,615,000	4.60%, 05/26/2045	3,076,073
17,455,000	5.45%, 08/14/2053(1)	16,638,488
5,000,000	6.30%, 10/15/2037	5,265,030
6,490,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	5,495,321
	PetSmart, Inc./PetSmart Finance Corp.
3,970,000	4.75%, 02/15/2028(2)	3,667,327
1,275,000	7.75%, 02/15/2029(2)	1,213,501
3,668,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(2)	3,628,784
	SRS Distribution, Inc.
1,465,000	4.63%, 07/01/2028(2)	1,460,423
475,000	6.00%, 12/01/2029(2)	481,451
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	807,519
865,000	4.75%, 01/15/2030(2)	810,067
1,613,000	5.38%, 04/01/2032	1,522,990
		99,405,050

The accompanying notes are an integral part of these financial statements.
34

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Semiconductors - 1.0%
	Broadcom, Inc.
$ 13,000,000	3.14%, 11/15/2035(2)	$ 10,103,538
16,462,000	4.93%, 05/15/2037(2)	15,042,133
	Entegris, Inc.
725,000	4.38%, 04/15/2028(2)	675,845
22,330,000	4.75%, 04/15/2029(2)	21,058,164
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,358,177
3,000,000	3.05%, 08/12/2051	1,849,127
12,555,000	4.90%, 08/05/2052	10,770,185
11,075,000	5.05%, 08/05/2062	9,479,624
11,915,000	5.15%, 02/21/2034	11,495,963
5,000,000	5.63%, 02/10/2043	4,859,617
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,581,050
11,950,000	Micron Technology, Inc. 4.19%, 02/15/2027	11,536,567
580,000	Qorvo, Inc. 4.38%, 10/15/2029	535,293
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,064,337
3,395,000	4.50%, 05/20/2052	2,858,250
1,811,000	4.80%, 05/20/2045	1,640,185
2,365,000	6.00%, 05/20/2053	2,488,485
	SK Hynix, Inc.
1,160,000	2.38%, 01/19/2031(3)	929,497
1,075,000	6.38%, 01/17/2028(2)	1,088,156
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,106,627
4,775,000	Texas Instruments, Inc. 5.15%, 02/08/2054	4,474,919
		127,995,739
	Software - 1.2%
6,505,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,856,439
1,670,000	Constellation Software, Inc. 5.16%, 02/16/2029(2)	1,633,068
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)(2)	3,793,142
	Fair Isaac Corp.
991,000	4.00%, 06/15/2028(2)	912,967
575,000	5.25%, 05/15/2026(2)	564,668
6,410,000	Microsoft Corp. 2.92%, 03/17/2052	4,222,174
2,050,000	MSCI, Inc. 3.63%, 09/01/2030(2)	1,784,920
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(2)	1,745,827
2,710,000	3.88%, 12/01/2029(2)	2,372,085
13,365,000	6.90%, 12/01/2027(2)	13,648,178
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(2)	1,427,146
930,000	4.13%, 12/01/2031(2)	797,185
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,593,333
6,000,000	2.65%, 07/15/2026	5,636,381
5,550,000	2.95%, 04/01/2030	4,819,833
18,317,000	3.60%, 04/01/2040	13,724,670
18,654,000	3.60%, 04/01/2050	12,610,912
2,100,000	3.85%, 07/15/2036	1,720,182
8,610,000	3.85%, 04/01/2060	5,724,515
14,500,000	3.90%, 05/15/2035	12,236,775
23,109,000	3.95%, 03/25/2051	16,511,768
2,860,000	4.00%, 07/15/2046	2,117,083
13,230,000	4.00%, 11/15/2047	9,701,171
1,480,000	4.13%, 05/15/2045	1,127,939
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Software - 1.2% - (continued)
$ 4,300,000	6.50%, 04/15/2038	$ 4,479,107
1,915,000	PTC, Inc. 4.00%, 02/15/2028(2)	1,773,862
5,105,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	4,415,191
5,980,000	UKG, Inc. 6.88%, 02/01/2031(2)	6,002,834
		147,953,355
	Telecommunications - 1.5%
	Altice France Holding SA
EUR 1,020,000	8.00%, 05/15/2027(3)	321,121
$ 1,475,000	10.50%, 05/15/2027(1)(2)	523,746
	Altice France SA
875,000	5.13%, 07/15/2029(2)	571,222
660,000	5.50%, 01/15/2028(2)	448,173
800,000	5.50%, 10/15/2029(2)	523,428
4,075,000	8.13%, 02/01/2027(2)	3,067,914
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,384,887
	AT&T, Inc.
$ 19,395,000	1.70%, 03/25/2026	18,058,817
14,625,000	3.50%, 06/01/2041	10,845,803
10,439,000	3.50%, 09/15/2053	6,877,951
9,502,000	3.55%, 09/15/2055	6,198,121
13,720,000	3.80%, 12/01/2057	9,271,920
12,000,000	4.50%, 05/15/2035	10,768,157
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,130,156
11,155,000	5.30%, 02/26/2054	10,736,497
	Empresa Nacional de Telecomunicaciones SA
1,040,000	3.05%, 09/14/2032(2)	803,359
316,000	3.05%, 09/14/2032(3)	244,098
EUR 765,000	Eutelsat SA 9.75%, 04/13/2029(2)	828,704
	Frontier Communications Holdings LLC
$ 5,015,000	5.00%, 05/01/2028(2)	4,609,103
1,850,000	5.88%, 10/15/2027(2)	1,772,067
1,678,208	5.88%, 11/01/2029	1,395,996
1,310,000	6.75%, 05/01/2029(1)(2)	1,152,049
754,000	Globe Telecom, Inc. 3.00%, 07/23/2035(3)	564,102
EUR 725,000	ILIAD HOLDING SAS 6.88%, 04/15/2031	773,720
	Iliad Holding SASU
$ 1,110,000	6.50%, 10/15/2026(2)	1,104,507
730,000	7.00%, 10/15/2028(2)	713,587
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(2)	1,414,805
1,285,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(2)	1,335,698
	Millicom International Cellular SA
$ 465,000	4.50%, 04/27/2031(3)	388,427
693,000	5.13%, 01/15/2028(3)	639,046
931,500	6.25%, 03/25/2029(3)	876,239
603,000	6.25%, 03/25/2029(2)	567,227
630,000	7.38%, 04/02/2032(2)	618,084
22,960,000	Rogers Communications, Inc. 5.00%, 02/15/2029	22,333,643
868,000	Silknet JSC 8.38%, 01/31/2027(3)	873,729
2,044,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	2,030,654
	Telecom Italia Capital SA
1,875,000	6.38%, 11/15/2033	1,656,049

The accompanying notes are an integral part of these financial statements.
35

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Telecommunications - 1.5% - (continued)
$ 1,390,000	7.20%, 07/18/2036	$ 1,257,647
900,000	7.72%, 06/04/2038	836,713
2,185,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,889,516
	T-Mobile USA, Inc.
2,000,000	3.00%, 02/15/2041	1,397,478
4,895,000	3.40%, 10/15/2052	3,231,979
13,135,000	4.38%, 04/15/2040	11,184,231
12,370,000	4.80%, 07/15/2028	12,050,807
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(3)	558,968
	VEON Holdings BV
1,265,000	3.38%, 11/25/2027(3)	1,033,859
1,120,000	3.38%, 11/25/2027(2)	915,354
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,302,810
13,220,000	3.40%, 03/22/2041	9,833,750
6,960,000	Vodafone Group PLC 5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(5)	5,100,763
		189,016,681
	Toys/Games/Hobbies - 0.0%
565,000	Hasbro, Inc. 3.90%, 11/19/2029	514,259
	Transportation - 0.1%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,065,441
937,365	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(3)	835,408
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,235,688
3,734,000	4.65%, 01/15/2046	3,160,281
	Rumo Luxembourg SARL
1,135,000	4.20%, 01/18/2032(3)	940,559
595,000	5.25%, 01/10/2028(3)	565,547
675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(3)(8)(9)	—
818,000	Yunda Holding Investment Ltd. 2.25%, 08/19/2025(3)	773,878
		17,576,802
	Trucking & Leasing - 0.4%
	DAE Funding LLC
650,000	2.63%, 03/20/2025(3)	628,732
524,000	3.38%, 03/20/2028(3)	476,127
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	9,542,753
2,000,000	2.70%, 11/01/2024(2)	1,968,037
4,520,000	3.45%, 07/01/2024(2)	4,501,927
6,420,000	4.40%, 07/01/2027(2)	6,170,791
3,620,000	6.20%, 06/15/2030(2)	3,689,467
23,050,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(2)	22,476,000
		49,453,834
	Water - 0.0%
	Aegea Finance SARL
555,000	6.75%, 05/20/2029(3)	536,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.6% - (continued)
	Water - 0.0% - (continued)
$ 1,065,000	9.00%, 01/20/2031(2)	$ 1,115,694
410,000	Manila Water Co., Inc. 4.38%, 07/30/2030(3)	377,192
		2,029,807
	Total Corporate Bonds (cost $6,251,354,219)	$ 5,838,020,493
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
	Angola - 0.0%
609,000	Angola Government International Bonds 8.00%, 11/26/2029(3)	$ 553,429
	Argentina - 0.3%
	Argentina Republic Government International Bonds
1,077,922	0.75%, 07/09/2030(10)	623,589
410,000	1.00%, 07/09/2029	241,494
545,000	3.50%, 07/09/2041(10)	238,217
63,415,751	3.63%, 07/09/2035(10)	29,096,918
		30,200,218
	Azerbaijan - 0.0%
1,556,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(3)	1,283,065
	Bahrain - 0.0%
	Bahrain Government International Bonds
400,000	6.00%, 09/19/2044(3)	317,350
800,000	6.25%, 01/25/2051(3)	639,603
665,000	7.50%, 09/20/2047(3)	613,462
		1,570,415
	Benin - 0.0%
	Benin Government International Bonds
860,000	7.96%, 02/13/2038(2)	811,324
1,680,000	7.96%, 02/13/2038(3)	1,584,912
		2,396,236
	Bermuda - 0.0%
	Bermuda Government International Bonds
930,000	2.38%, 08/20/2030(3)	763,995
822,000	5.00%, 07/15/2032(3)	775,146
		1,539,141
	Brazil - 0.2%
	Brazil Government International Bonds
13,911,000	4.75%, 01/14/2050	9,790,406
997,000	5.00%, 01/27/2045	750,028
1,900,000	6.13%, 03/15/2034	1,816,774
5,367,000	7.13%, 05/13/2054	5,126,536
BRL 13,876,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2029	2,540,266
		20,024,010
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 3,590,000	0.38%, 09/23/2030(3)	3,136,836
1,320,000	3.13%, 03/26/2035(3)	1,289,675
2,025,000	4.13%, 09/23/2029(3)	2,223,212
1,420,000	4.50%, 01/27/2033(3)	1,583,922

The accompanying notes are an integral part of these financial statements.
36

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Bulgaria - 0.1% - (continued)
EUR 975,000	4.63%, 09/23/2034(3)	$ 1,095,272
5,810,000	4.88%, 05/13/2036(3)	6,575,045
		15,903,962
	Chile - 0.1%
	Chile Government International Bonds
$ 1,804,000	3.10%, 01/22/2061	1,054,477
4,240,000	4.95%, 01/05/2036	3,945,485
3,866,000	5.33%, 01/05/2054	3,505,339
		8,505,301
	Colombia - 0.2%
	Colombia Government International Bonds
4,820,000	3.00%, 01/30/2030	3,869,926
12,621,000	3.13%, 04/15/2031	9,761,427
4,750,000	3.25%, 04/22/2032	3,571,170
1,454,000	4.13%, 02/22/2042	924,680
2,869,000	5.63%, 02/26/2044	2,153,417
2,275,000	8.00%, 11/14/2035	2,296,211
COP 20,981,500,000	Colombia TES 7.25%, 10/18/2034	4,230,683
		26,807,514
	Costa Rica - 0.0%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(3)	484,001
307,000	6.55%, 04/03/2034(2)	310,714
640,000	7.16%, 03/12/2045(3)	659,207
3,140,000	7.30%, 11/13/2054(2)	3,266,110
		4,720,032
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(3)	1,532,859
	Dominican Republic - 0.3%
	Dominican Republic International Bonds
$ 7,315,000	4.50%, 01/30/2030(3)	6,531,539
13,415,000	4.88%, 09/23/2032(3)	11,738,120
2,775,000	5.30%, 01/21/2041(3)	2,281,367
2,925,000	5.50%, 02/22/2029(2)	2,779,214
6,390,000	5.50%, 02/22/2029(3)	6,071,514
1,635,000	5.88%, 01/30/2060(3)	1,331,398
1,410,000	5.95%, 01/25/2027(3)	1,382,888
557,000	6.00%, 07/19/2028(3)	544,397
830,000	7.05%, 02/03/2031(2)	838,298
		33,498,735
	Ecuador - 0.1%
	Ecuador Government International Bonds
13,698,000	2.50%, 07/31/2040(3)(10)	6,985,980
15,961,543	3.50%, 07/31/2035(3)(10)	8,742,228
		15,728,208
	Egypt - 0.1%
	Egypt Government International Bonds
685,000	3.88%, 02/16/2026(3)	626,025
2,803,000	5.88%, 02/16/2031(3)	2,182,836
1,898,000	6.59%, 02/21/2028(3)	1,703,987
5,406,000	7.30%, 09/30/2033(3)	4,317,718
215,000	7.60%, 03/01/2029(3)	192,958
3,055,000	7.90%, 02/21/2048(3)	2,211,209
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Egypt - 0.1% - (continued)
$ 5,419,000	8.50%, 01/31/2047(3)	$ 4,126,677
430,000	8.70%, 03/01/2049(3)	332,513
440,000	8.75%, 09/30/2051(3)	339,513
		16,033,436
	El Salvador - 0.0%
	El Salvador Government International Bonds
845,000	7.12%, 01/20/2050(3)	544,168
430,000	7.65%, 06/15/2035(3)	310,111
		854,279
	Gabon - 0.1%
	Gabon Government International Bonds
2,903,000	6.63%, 02/06/2031(3)	2,280,306
820,000	6.63%, 02/06/2031(1)(2)	644,110
5,011,000	6.95%, 06/16/2025(3)	4,815,070
1,110,000	7.00%, 11/24/2031(3)	872,329
		8,611,815
	Guatemala - 0.1%
	Guatemala Government Bonds
565,000	3.70%, 10/07/2033(3)	447,092
270,000	4.88%, 02/13/2028(3)	254,350
1,390,000	4.90%, 06/01/2030(3)	1,291,310
2,820,000	6.60%, 06/13/2036(3)	2,758,880
2,615,000	7.05%, 10/04/2032(2)	2,665,992
435,000	7.05%, 10/04/2032(3)	443,483
		7,861,107
	Hungary - 0.3%
	Hungary Government International Bonds
6,610,000	2.13%, 09/22/2031(3)	5,081,438
4,115,000	3.13%, 09/21/2051(3)	2,436,080
EUR 1,315,000	5.38%, 09/12/2033(3)	1,451,358
$ 2,943,000	5.50%, 06/16/2034(2)	2,797,698
2,730,000	5.50%, 06/16/2034(3)	2,595,214
3,615,000	5.50%, 03/26/2036(2)	3,370,988
1,535,000	5.50%, 03/26/2036(3)	1,431,388
3,510,000	6.25%, 09/22/2032(2)	3,536,325
390,000	6.75%, 09/25/2052(2)	400,391
1,564,000	6.75%, 09/25/2052(3)	1,605,671
2,974,000	7.63%, 03/29/2041	3,297,571
	Magyar Export-Import Bank Zrt
EUR 670,000	6.00%, 05/16/2029(3)	747,200
$ 635,000	6.13%, 12/04/2027(2)	633,475
		29,384,797
	Ivory Coast - 0.0%
	Ivory Coast Government International Bonds
2,275,000	6.13%, 06/15/2033(3)	1,968,512
840,000	8.25%, 01/30/2037(2)	802,200
		2,770,712
	Jordan - 0.1%
	Jordan Government International Bonds
3,710,000	5.75%, 01/31/2027(3)	3,510,587
590,000	5.85%, 07/07/2030(3)	529,419
1,195,000	7.50%, 01/13/2029(3)	1,174,649
2,582,000	7.75%, 01/15/2028(3)	2,569,090
		7,783,745

The accompanying notes are an integral part of these financial statements.
37

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Mexico - 0.3%
	Mexico Bonos
MXN 35,809,100	7.75%, 05/29/2031	$ 1,851,540
75,538,200	7.75%, 11/23/2034	3,771,288
	Mexico Government International Bonds
$ 4,075,000	4.40%, 02/12/2052	2,932,477
6,585,000	4.50%, 01/31/2050	4,906,107
542,000	4.60%, 01/23/2046	414,139
370,000	4.60%, 02/10/2048	280,296
5,255,000	5.00%, 04/27/2051	4,185,917
4,505,000	6.00%, 05/07/2036	4,342,786
4,943,000	6.34%, 05/04/2053	4,604,403
6,882,000	6.35%, 02/09/2035	6,848,110
4,362,000	6.40%, 05/07/2054	4,106,676
		38,243,739
	Mongolia - 0.0%
	Mongolia Government International Bonds
500,000	3.50%, 07/07/2027(3)	444,036
1,935,000	8.65%, 01/19/2028(3)	1,990,370
		2,434,406
	Morocco - 0.0%
EUR 780,000	Morocco Government International Bonds 1.38%, 03/30/2026(3)	779,974
	Nigeria - 0.0%
	Nigeria Government International Bonds
$ 2,425,000	7.14%, 02/23/2030(3)	2,125,755
1,380,000	7.70%, 02/23/2038(3)	1,085,398
		3,211,153
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 1,470,000	3.68%, 06/03/2026(2)	1,523,374
2,050,000	3.68%, 06/03/2026(3)	2,124,433
975,000	6.96%, 03/13/2027(2)	1,085,383
2,225,000	6.96%, 03/13/2027(3)	2,476,900
		7,210,090
	Oman - 0.1%
	Oman Government International Bonds
$ 1,620,000	6.75%, 01/17/2048(3)	1,601,208
4,710,000	7.00%, 01/25/2051(3)	4,800,376
		6,401,584
	Panama - 0.1%
	Panama Government International Bonds
1,005,000	2.25%, 09/29/2032	695,107
1,335,000	3.16%, 01/23/2030	1,086,913
610,000	3.88%, 03/17/2028	548,368
5,145,000	4.30%, 04/29/2053	3,158,645
4,835,000	4.50%, 04/16/2050	3,096,546
3,085,000	4.50%, 04/01/2056	1,911,774
4,450,000	6.40%, 02/14/2035	4,078,939
685,000	6.88%, 01/31/2036	645,168
520,000	7.50%, 03/01/2031	526,323
960,000	8.00%, 03/01/2038	978,362
		16,726,145
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Peru - 0.0%
PEN 6,730,000	Peru Government Bonds 6.15%, 08/12/2032	$ 1,686,840
$ 1,731,000	Peru Government International Bonds 3.00%, 01/15/2034	1,356,671
		3,043,511
	Romania - 0.3%
	Romania Government International Bonds
EUR 3,520,000	1.38%, 12/02/2029(3)	3,077,422
$ 230,000	3.00%, 02/14/2031(3)	187,758
EUR 1,295,000	3.50%, 04/03/2034(3)	1,147,080
2,635,000	5.38%, 03/22/2031(2)	2,794,639
1,495,000	5.63%, 02/22/2036(2)	1,571,338
$ 11,124,000	5.88%, 01/30/2029(2)	10,884,834
152,000	6.00%, 05/25/2034(2)	145,282
2,102,000	6.00%, 05/25/2034(3)	2,009,092
3,572,000	6.38%, 01/30/2034(2)	3,489,844
EUR 2,400,000	6.63%, 09/27/2029(3)	2,749,792
$ 212,000	7.13%, 01/17/2033(3)	218,695
1,128,000	7.63%, 01/17/2053(2)	1,201,320
1,360,000	7.63%, 01/17/2053(3)	1,448,400
		30,925,496
	Saudi Arabia - 0.4%
	Saudi Government International Bonds
9,676,000	3.25%, 11/17/2051(3)	6,058,492
1,710,000	3.75%, 01/21/2055(3)	1,154,250
405,000	3.75%, 01/21/2055(3)	273,375
3,465,000	5.00%, 01/16/2034(2)	3,334,418
9,225,000	5.00%, 01/18/2053(2)	7,783,594
2,835,000	5.00%, 01/18/2053(3)	2,392,031
20,444,000	5.75%, 01/16/2054(2)	19,064,030
2,685,000	5.75%, 01/16/2054(3)	2,503,762
		42,563,952
	Senegal - 0.0%
	Senegal Government International Bonds
EUR 2,740,000	4.75%, 03/13/2028(3)	2,671,660
$ 345,000	6.25%, 05/23/2033(3)	290,704
		2,962,364
	Serbia - 0.0%
	Serbia International Bonds
EUR 470,000	1.65%, 03/03/2033(3)	369,688
355,000	2.05%, 09/23/2036(3)	264,502
$ 340,000	2.13%, 12/01/2030(3)	264,503
1,171,000	6.50%, 09/26/2033(3)	1,168,330
		2,067,023
	South Africa - 0.1%
ZAR 45,120,000	Republic of South Africa Government Bonds 8.50%, 01/31/2037	1,788,618
	Republic of South Africa Government International Bonds
$ 400,000	5.38%, 07/24/2044	282,078
690,000	5.65%, 09/27/2047	487,520
6,492,000	5.75%, 09/30/2049	4,580,496
645,000	5.88%, 06/22/2030	593,722
905,000	5.88%, 04/20/2032	804,590
5,135,000	7.30%, 04/20/2052	4,331,167
		12,868,191

The accompanying notes are an integral part of these financial statements.
38

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7% - (continued)
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
$ 200,000	5.75%, 04/18/2023(3)(8)	$ 113,208
1,950,000	6.20%, 05/11/2027(3)(8)	1,102,076
550,000	7.55%, 03/28/2030(3)(8)	307,491
514,000	7.85%, 03/14/2029(3)(8)	288,669
		1,811,444
	Turkey - 0.3%
2,885,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(2)	3,032,856
	Turkiye Government International Bonds
928,000	4.25%, 04/14/2026	894,128
7,340,000	4.88%, 10/09/2026	7,098,514
625,000	4.88%, 04/16/2043	426,562
3,140,000	5.13%, 02/17/2028	2,963,375
3,090,000	5.25%, 03/13/2030	2,773,275
1,040,000	5.75%, 05/11/2047	768,404
EUR 1,260,000	5.88%, 05/21/2030	1,346,354
$ 5,759,000	5.88%, 06/26/2031	5,219,094
1,290,000	5.95%, 01/15/2031	1,178,931
4,265,000	7.63%, 05/15/2034	4,209,726
3,024,000	9.38%, 03/14/2029	3,273,480
2,418,000	9.88%, 01/15/2028	2,650,732
		35,835,431
	Ukraine - 0.0%
	Ukraine Government International Bonds
1,120,000	6.88%, 05/21/2031(2)(8)	279,104
1,635,000	6.88%, 05/21/2031(3)(8)	407,442
2,474,000	7.25%, 03/15/2035(2)(8)	607,120
835,000	7.25%, 03/15/2035(3)(8)	204,909
2,520,000	7.38%, 09/25/2034(3)(8)	622,692
		2,121,267
	United Arab Emirates - 0.0%
3,390,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(3)	2,367,983
800,000	Finance Department Government of Sharjah 6.13%, 03/06/2036(2)	778,000
		3,145,983
	Uruguay - 0.0%
UYU 94,236,000	Uruguay Government International Bonds 9.75%, 07/20/2033	2,557,334
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(3)(8)	149,643
3,170,000	7.00%, 03/31/2038(3)(8)	521,908
340,000	7.65%, 04/21/2025(3)(8)	59,590
4,765,000	7.75%, 10/13/2019(3)(8)	785,827
11,937,200	9.00%, 05/07/2023(3)(8)	2,265,349
		3,782,317
	Total Foreign Government Obligations (cost $473,125,154)	$ 456,254,420
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2%
	Airport - 0.0%
$ 1,510,000	Port Auth of New York & New Jersey, NY, Rev 4.46%, 10/01/2062	$ 1,287,767
	General - 0.0%
4,130,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	3,805,132
	General Obligation - 0.1%
14,900,000	State of Illinois, IL, GO 5.10%, 06/01/2033	14,557,467
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,075,596
	Total Municipal Bonds (cost $32,081,800)	$ 27,725,962
SENIOR FLOATING RATE INTERESTS - 0.1%(13)
	Construction Materials - 0.0%
2,777,721	CP Atlas Buyer, Inc. 9.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$ 2,757,805
	Healthcare - Products - 0.0%
847,843	Bausch & Lomb Corp. 8.67%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	842,018
	Insurance - 0.0%
2,601,368	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	2,614,270
	Packaging & Containers - 0.0%
2,358,000	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	2,366,843
	Software - 0.1%
2,583,800	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	2,587,753
3,615,600	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,616,106
		6,203,859
	Total Senior Floating Rate Interests (cost $14,719,907)	$ 14,784,795
U.S. GOVERNMENT SECURITIES - 2.6%
	U.S. Treasury Securities - 2.6%
	U.S. Treasury Bonds - 1.3%
17,690,000	1.75%, 08/15/2041	$ 11,222,094
5,745,000	2.25%, 08/15/2046	3,680,391
45,100,000	2.38%, 02/15/2042	31,594,664
5,215,000	2.50%, 02/15/2046	3,533,163
5,000,000	2.75%, 11/15/2042	3,683,398
4,420,000	3.00%, 05/15/2047	3,253,016
16,520,000	3.25%, 05/15/2042	13,257,945
4,355,000	3.88%, 02/15/2043	3,801,098
41,200,000	3.88%, 05/15/2043(14)	35,898,719
8,600,000	4.00%, 11/15/2042	7,656,352
7,310,000	4.38%, 11/15/2039	6,984,477
4,500,000	4.38%, 08/15/2043	4,199,062

The accompanying notes are an integral part of these financial statements.
39

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.6% - (continued)
	U.S. Treasury Securities - 2.6% - (continued)
	U.S. Treasury Bonds - 1.3% - (continued)
$ 4,075,000	4.75%, 11/15/2043	$ 3,994,137
22,040,000	5.25%, 02/15/2029	22,516,959
		155,275,475
	U.S. Treasury Notes - 1.3%
16,000,000	0.25%, 06/30/2025(15)	15,109,375
21,120,000	3.63%, 03/31/2030	19,927,875
395,000	3.75%, 12/31/2028	378,521
24,770,000	3.75%, 05/31/2030	23,495,700
30,855,000	3.75%, 12/31/2030	29,161,591
11,525,000	4.00%, 01/31/2029	11,162,593
3,525,000	4.13%, 02/15/2027	3,453,123
11,740,000	4.25%, 01/31/2026	11,572,613
1,135,000	4.25%, 03/15/2027	1,115,492
10,000,000	4.38%, 10/31/2024	9,950,977
31,205,000	4.50%, 03/31/2026	30,885,636
		156,213,496
	Total U.S. Government Securities (cost $332,780,016)	$ 311,488,971
COMMON STOCKS - 43.3%
	Banks - 4.0%
1,009,730	JP Morgan Chase & Co.	$ 193,605,630
582,104	M&T Bank Corp.	84,049,997
366,818	PNC Financial Services Group, Inc.	56,218,527
4,029,804	Regions Financial Corp.	77,654,323
789,455	Royal Bank of Canada	76,379,262
		487,907,739
	Capital Goods - 3.9%
786,421	Emerson Electric Co.	84,760,455
385,770	General Dynamics Corp.	110,750,709
274,082	Honeywell International, Inc.	52,823,824
999,786	Johnson Controls International PLC	65,056,075
383,456	L3Harris Technologies, Inc.	82,078,757
238,709	PACCAR, Inc.	25,329,412
303,150	Siemens AG	56,790,150
		477,589,382
	Consumer Discretionary Distribution & Retail - 1.0%
1,453,226	LKQ Corp.	62,677,637
197,551	Tractor Supply Co.	53,947,227
		116,624,864
	Consumer Services - 0.5%
360,905	Darden Restaurants, Inc.	55,366,436
	Energy - 4.2%
1,038,841	ConocoPhillips	130,499,206
2,696,344	Coterra Energy, Inc.	73,771,972
1,000,075	EOG Resources, Inc.	132,139,910
1,612,443	EQT Corp.	64,642,840
430,992	Phillips 66	61,722,364
425,318	Targa Resources Corp.	48,511,771
		511,288,063
	Equity Real Estate Investment Trusts (REITs) - 2.5%
1,009,850	Crown Castle, Inc. REIT	94,703,733
2,178,776	Gaming & Leisure Properties, Inc. REIT	93,099,099
2,650,247	Host Hotels & Resorts, Inc. REIT	50,010,161
2,361,078	Weyerhaeuser Co. REIT	71,233,723
		309,046,716
Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.3% - (continued)
	Financial Services - 2.2%
602,791	Ares Management Corp. Class A	$ 80,225,454
741,591	Equitable Holdings, Inc.	27,372,124
106,598	Goldman Sachs Group, Inc.	45,486,433
902,546	Morgan Stanley	81,987,279
895,015	TPG, Inc.	38,575,146
		273,646,436
	Food, Beverage & Tobacco - 2.9%
1,018,864	Archer-Daniels-Midland Co.	59,766,562
2,549,537	Keurig Dr Pepper, Inc.	85,919,397
531,156	Pernod Ricard SA	80,333,160
1,308,546	Philip Morris International, Inc.	124,233,357
		350,252,476
	Health Care Equipment & Services - 1.1%
641,395	Medtronic PLC	51,465,535
183,761	UnitedHealth Group, Inc.	88,885,195
		140,350,730
	Household & Personal Products - 1.5%
4,246,025	Kenvue, Inc.	79,910,191
2,111,277	Unilever PLC ADR	109,469,712
		189,379,903
	Insurance - 1.9%
183,805	Allstate Corp.	31,257,878
1,174,272	American International Group, Inc.	88,434,424
1,659,158	MetLife, Inc.	117,932,951
		237,625,253
	Materials - 2.5%
3,240,164	Barrick Gold Corp.	53,916,329
338,854	Celanese Corp.	52,051,363
412,467	LyondellBasell Industries NV Class A	41,234,326
407,157	PPG Industries, Inc.	52,523,253
1,583,714	Rio Tinto PLC ADR	107,423,321
		307,148,592
	Media & Entertainment - 0.3%
361,617	Omnicom Group, Inc.	33,572,522
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
1,275,760	AstraZeneca PLC ADR	96,804,669
1,309,928	Gilead Sciences, Inc.	85,407,305
963,292	Johnson & Johnson	139,282,390
1,543,508	Merck & Co., Inc.	199,452,104
6,116,472	Pfizer, Inc.	156,704,013
283,310	Roche Holding AG	67,885,098
		745,535,579
	Semiconductors & Semiconductor Equipment - 1.6%
44,135	Broadcom, Inc.	57,387,416
359,598	NXP Semiconductors NV	92,125,412
309,263	QUALCOMM, Inc.	51,291,269
		200,804,097
	Technology Hardware & Equipment - 2.2%
2,483,455	Cisco Systems, Inc.	116,672,716
2,393,567	Corning, Inc.	79,897,266
484,531	TE Connectivity Ltd.	68,551,446
		265,121,428
	Telecommunication Services - 0.3%
257,800	T-Mobile U.S., Inc.	42,323,026
	Transportation - 1.2%
420,738	Canadian National Railway Co.	51,066,802
628,140	United Parcel Service, Inc. Class B	92,638,087
		143,704,889

The accompanying notes are an integral part of these financial statements.
40

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 43.3% - (continued)
	Utilities - 3.4%
722,086	American Electric Power Co., Inc.		$ 62,121,058
1,168,188	Dominion Energy, Inc.		59,554,224
2,599,991	Exelon Corp.		97,707,662
656,180	NextEra Energy, Inc.		43,944,375
2,346,033	PPL Corp.		64,422,066
1,323,184	Sempra		94,779,670
			422,529,055
	Total Common Stocks (cost $4,414,232,504)		$ 5,309,817,186
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(1)(6)		$ 13,759,900
	Total Preferred Stocks (cost $19,250,000)		$ 13,759,900
	Total Long-Term Investments (cost $11,550,962,021)		$ 11,985,487,048
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.3%
$ 39,406,395	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $39,412,207; collateralized by U.S. Treasury Note at 2.38%, maturing 05/15/2029, with a market value of $40,194,593		$ 39,406,395
	Securities Lending Collateral - 0.3%
6,498,544	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(16)		6,498,544
21,661,815	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(16)		21,661,815
6,498,545	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(16)		6,498,545
6,498,545	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(16)		6,498,545
			41,157,449
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
4,425,000	5.02%, 05/16/2024(17)		4,415,282
	Total Short-Term Investments (cost $84,979,126)		$ 84,979,126
	Total Investments (cost $11,635,941,147)	98.4%	$ 12,070,466,174
	Other Assets and Liabilities	1.6%	201,879,175
	Total Net Assets	100.0%	$ 12,272,345,349
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $1,751,705,878, representing 14.3% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $301,378,806, representing 2.5% of net assets.
(4)	Security is a zero-coupon bond.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

The accompanying notes are an integral part of these financial statements.
41

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $6,696,157.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $1,794,238.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	515	06/28/2024	$ 104,367,969	$ (991,416)
U.S. Treasury 5-Year Note Future	976	06/28/2024	102,228,375	(115,099)
U.S. Treasury Ultra Bond Future	428	06/18/2024	51,172,750	(939,700)
Total				$ (2,046,215)
Short position contracts:
Euro BUXL 30-Year Bond Future	5	06/06/2024	$ 687,917	$ 21,532
Euro-BOBL Future	202	06/06/2024	25,099,340	287,846
Euro-BUND Future	125	06/06/2024	17,352,681	288,469
Euro-Schatz Future	108	06/06/2024	12,114,733	55,405
U.S. Treasury 10-Year Note Future	651	06/18/2024	69,941,812	1,449,482
U.S. Treasury 10-Year Ultra Future	1,341	06/18/2024	147,803,344	5,336,926
U.S. Treasury Long Bond Future	135	06/18/2024	15,364,688	68,393
Total				$ 7,508,053
Total futures contracts				$ 5,461,838

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	44,990,000	(1.00%)	06/20/2029	Quarterly	$ 1,331,220	$ —	$ 1,446,906	$ 115,686
iTraxx-Asia ex-Japan.IG.S41	USD	1,964,000	(1.00%)	06/20/2029	Quarterly	1,755	—	7,831	6,076
Total						$ 1,332,975	$ —	$ 1,454,737	$ 121,762
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	785,000	(1.00%)	12/20/2028	Quarterly	$ —	$ (12,361)	$ (16,949)	$ (4,588)
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$ —	$ (161,437)	$ (64,907)	$ 96,530
Total						$ —	$ (173,798)	$ (81,856)	$ 91,942
Total centrally cleared credit default swap contracts						$ 1,332,975	$ (173,798)	$ 1,372,881	$ 213,704

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
42

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
49,176,000	BRL	9,669,276	USD	GSC	06/04/2024	$ (228,033)
489,000	EUR	525,593	USD	NWM	06/20/2024	(2,623)
194,000	EUR	210,592	USD	CBK	06/20/2024	(3,115)
388,000	EUR	426,067	USD	SSG	06/20/2024	(11,113)
429,000	EUR	470,018	USD	BCLY	06/20/2024	(11,216)
876,000	EUR	962,894	USD	JPM	06/20/2024	(26,041)
1,259,000	EUR	1,376,575	USD	MSC	06/20/2024	(30,115)
110,340,000	INR	1,329,766	USD	GSC	06/20/2024	(9,627)
487,900,000	KZT	1,069,867	USD	GSC	06/20/2024	20,710
2,718,000	PEN	734,297	USD	BOA	06/20/2024	(12,752)
10,327,000	PEN	2,802,844	USD	CBK	06/20/2024	(61,345)
21,205,000	TRY	612,330	USD	BCLY	06/20/2024	8,735
3,038,000	UYU	78,522	USD	DEUT	05/13/2024	347
11,043,924	USD	55,139,000	BRL	MSC	06/04/2024	457,853
1,644,757	USD	8,270,000	BRL	GSC	06/04/2024	57,009
1,374,313	USD	5,461,176,000	COP	CBK	06/20/2024	(6,880)
3,110,057	USD	12,345,765,000	COP	BNP	06/20/2024	(12,326)
1,634,300	USD	37,870,000	CZK	GSC	06/20/2024	27,156
24,476,641	USD	22,882,000	EUR	BNP	05/31/2024	26,822
49,158,523	USD	44,783,000	EUR	DEUT	06/20/2024	1,264,547
7,000,641	USD	6,438,000	EUR	MSC	06/20/2024	115,407
2,478,969	USD	2,276,000	EUR	BCLY	06/20/2024	44,861
3,124,296	USD	2,882,000	EUR	JPM	06/20/2024	42,089
1,358,998	USD	1,244,000	EUR	CIBC	06/20/2024	28,580
2,956,429	USD	2,738,000	EUR	SSG	06/20/2024	28,225
224,038	USD	204,000	EUR	BOA	06/20/2024	5,867
332,514	USD	307,000	EUR	UBS	06/20/2024	4,188
8,093,559	USD	6,511,000	GBP	BCLY	05/31/2024	(43,584)
1,322,625	USD	110,340,000	INR	CBK	06/20/2024	2,486
4,282,103	USD	73,085,000	MXN	UBS	06/20/2024	50,300
4,278,355	USD	73,085,000	MXN	BCLY	06/20/2024	46,552
2,936,607	USD	10,837,000	PEN	BOA	06/20/2024	59,719
2,019,983	USD	7,508,000	PEN	CBK	06/20/2024	26,841
299,853	USD	1,104,000	PEN	GSC	06/20/2024	6,775
547,727	USD	726,000	SGD	MSC	06/20/2024	14,606
359,832	USD	488,000	SGD	SSG	06/20/2024	1,481
608,292	USD	21,205,000	TRY	BCLY	06/20/2024	(12,774)
61,240	USD	2,449,000	UYU	CBK	05/13/2024	(2,337)
448,666	USD	17,830,000	UYU	GSC	05/13/2024	(14,210)
1,138,164	USD	45,003,000	UYU	CBK	07/15/2024	(20,364)
62,475	USD	2,449,000	UYU	GSC	08/15/2024	(280)
1,909,068	USD	35,892,000	ZAR	UBS	06/20/2024	9,910
Total foreign currency contracts						$ 1,842,331
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
43

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 13,635,321	$ —	$ 13,635,321	$ —
Corporate Bonds	5,838,020,493	—	5,838,020,493	—
Foreign Government Obligations	456,254,420	—	456,254,420	—
Municipal Bonds	27,725,962	—	27,725,962	—
Senior Floating Rate Interests	14,784,795	—	14,784,795	—
U.S. Government Securities	311,488,971	—	311,488,971	—
Common Stocks
Banks	487,907,739	487,907,739	—	—
Capital Goods	477,589,382	420,799,232	56,790,150	—
Consumer Discretionary Distribution & Retail	116,624,864	116,624,864	—	—
Consumer Services	55,366,436	55,366,436	—	—
Energy	511,288,063	511,288,063	—	—
Equity Real Estate Investment Trusts (REITs)	309,046,716	309,046,716	—	—
Financial Services	273,646,436	273,646,436	—	—
Food, Beverage & Tobacco	350,252,476	269,919,316	80,333,160	—
Health Care Equipment & Services	140,350,730	140,350,730	—	—
Household & Personal Products	189,379,903	189,379,903	—	—
Insurance	237,625,253	237,625,253	—	—
Materials	307,148,592	307,148,592	—	—
Media & Entertainment	33,572,522	33,572,522	—	—
Pharmaceuticals, Biotechnology & Life Sciences	745,535,579	677,650,481	67,885,098	—
Semiconductors & Semiconductor Equipment	200,804,097	200,804,097	—	—
Technology Hardware & Equipment	265,121,428	265,121,428	—	—
Telecommunication Services	42,323,026	42,323,026	—	—
Transportation	143,704,889	143,704,889	—	—
Utilities	422,529,055	422,529,055	—	—
Preferred Stocks	13,759,900	13,759,900	—	—
Short-Term Investments	84,979,126	41,157,449	43,821,677	—
Foreign Currency Contracts(2)	2,351,066	—	2,351,066	—
Futures Contracts(2)	7,508,053	7,508,053	—	—
Swaps - Credit Default(2)	218,292	—	218,292	—
Total	$ 12,080,543,585	$ 5,167,234,180	$ 6,913,309,405	$ —
Liabilities
Foreign Currency Contracts(2)	$ (508,735)	$ —	$ (508,735)	$ —
Futures Contracts(2)	(2,046,215)	(2,046,215)	—	—
Swaps - Credit Default(2)	(4,588)	—	(4,588)	—
Total	$ (2,559,538)	$ (2,046,215)	$ (513,323)	$ —

(1)	For the six-month period ended April 30, 2024, investments valued at $33,750 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
44

Hartford AARP Balanced Retirement Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.1%
	Asset-Backed - Automobile - 1.2%
$ 79,480	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 79,216
120,000	Bank of America Auto Trust 5.74%, 06/15/2028(1)	120,441
95,000	Chase Auto Owner Trust 5.05%, 10/25/2029(1)	93,676
	Citizens Auto Receivables Trust
65,000	5.26%, 04/15/2031(1)	64,549
55,000	5.83%, 02/15/2028(1)	55,312
30,000	GM Financial Automobile Leasing Trust 5.44%, 08/20/2027	29,929
60,000	GM Financial Consumer Automobile Receivables Trust 5.04%, 09/17/2029	59,328
30,000	GM Financial Revolving Receivables Trust 5.23%, 12/11/2036(1)	29,384
150,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	148,319
45,000	Toyota Lease Owner Trust 5.26%, 06/20/2028(1)	44,650
		724,804
	Asset-Backed - Finance & Insurance - 0.3%
190,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	172,264
	Commercial Mortgage-Backed Securities - 7.4%
	Bank5
175,000	5.78%, 04/15/2056	173,902
150,000	6.50%, 12/15/2056	153,823
	Benchmark Mortgage Trust
851,135	0.61%, 07/15/2051(2)(3)	11,686
2,650,237	1.39%, 03/15/2062(2)(3)	130,021
96,142	1.91%, 07/15/2053(2)(3)	5,831
294,813	BX Commercial Mortgage Trust 6.71%, 03/15/2041, 1 mo. USD Term SOFR + 1.39%(1)(4)	294,075
	BX Trust
100,000	6.30%, 10/13/2027(1)	97,111
100,000	6.79%, 10/13/2027(1)	90,194
	CD Mortgage Trust
2,660,305	1.10%, 02/10/2050(2)(3)	51,374
279,909	2.46%, 08/10/2049	259,645
359,978	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	352,368
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	340,067
200,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	123,000
1,475,896	DBGS Mortgage Trust 0.32%, 10/15/2051(2)(3)	10,357
	DBJPM Mortgage Trust
1,446,787	1.55%, 08/10/2049(2)(3)	34,743
1,816,268	1.82%, 09/15/2053(2)(3)	95,218
	GS Mortgage Securities Trust
350,000	3.44%, 11/10/2049(3)	328,999
338,639	4.11%, 07/10/2051(3)	327,855
210,000	Hudson Yards Mortgage Trust 3.56%, 07/10/2039(1)(3)	170,955
2,096,317	JPMDB Commercial Mortgage Securities Trust 0.74%, 06/15/2051(2)(3)	36,038
	Morgan Stanley Capital I Trust
819,696	0.96%, 07/15/2051(2)(3)	21,088
254,128	1.46%, 06/15/2050(2)(3)	6,229
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	55,235
	Starwood Trust
220,000	6.46%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	217,662
80,000	6.81%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	79,050
390,000	Wells Fargo Commercial Mortgage Trust 3.45%, 07/15/2050	362,462
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.1% - (continued)
	Commercial Mortgage-Backed Securities - 7.4% - (continued)
	Wells Fargo NA
$ 810,083	0.59%, 08/15/2061(2)(3)	$ 13,194
2,885,657	1.03%, 05/15/2062(2)(3)	101,764
2,697,278	1.07%, 08/15/2061(2)(3)	107,590
2,597,755	1.32%, 03/15/2063(2)(3)	133,147
1,694,022	1.88%, 03/15/2063(2)(3)	144,374
65,000	2.34%, 03/15/2063	50,780
145,000	4.83%, 08/15/2055(3)	129,143
		4,508,980
	Other Asset-Backed Securities - 5.0%
250,000	AGL CLO 25 Ltd. 7.92%, 07/21/2036, 3 mo. USD Term SOFR + 2.60%(1)(4)	251,760
	Aligned Data Centers Issuer LLC
65,000	6.00%, 08/17/2048(1)	63,807
60,000	6.35%, 10/15/2047(1)	60,015
30,000	6.50%, 11/16/2048(1)	30,107
250,000	Bain Capital Credit CLO Ltd. 7.74%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	249,906
250,000	Carlyle Global Market Strategies CLO Ltd. 7.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	249,917
250,000	Carlyle U.S. CLO Ltd. 7.92%, 07/20/2035, 3 mo. USD Term SOFR + 2.60%(1)(4)	252,798
120,000	CCG Receivables Trust 6.28%, 04/14/2032(1)	120,836
166,398	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	152,969
75,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	74,895
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	83,506
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	112,079
210,000	3.02%, 10/19/2037(1)	197,965
	Hotwire Funding LLC
40,000	2.31%, 11/20/2051(1)	35,937
60,000	5.69%, 05/20/2053(1)	57,942
250,000	Madison Park Funding XXXI Ltd. 7.29%, 01/23/2031, 3 mo. USD Term SOFR + 1.96%(1)(4)	249,995
190,000	Progress Residential Trust 5.20%, 07/20/2039(1)	184,126
250,000	Race Point VIII CLO Ltd. 7.63%, 02/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	249,800
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	91,873
30,000	1.89%, 08/25/2045(1)	28,187
40,000	5.90%, 07/25/2048(1)	38,779
25,000	Summit Issuer LLC 5.60%, 02/20/2053(1)	24,222
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	121,496
22,000	3.19%, 07/15/2044(1)	21,851
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	54,003
		3,058,771
	Whole Loan Collateral CMO - 2.2%
5,301	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(3)	5,115
17,174	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	15,762
8,055	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	7,513
83,212	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(3)	78,813
61,983	Federal National Mortgage Association Connecticut Avenue Securities 7.03%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	62,326

The accompanying notes are an integral part of these financial statements.
45

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.1% - (continued)
	Whole Loan Collateral CMO - 2.2% - (continued)
	GS Mortgage-Backed Securities Corp. Trust
$ 91,488	2.75%, 06/25/2051(1)(3)	$ 70,071
422,025	2.77%, 05/25/2051(1)(3)	321,340
183,770	3.26%, 03/27/2051(1)(3)	146,340
	JP Morgan Mortgage Trust
305,888	4.02%, 11/25/2050(1)(3)	259,745
148,899	6.44%, 04/25/2054(1)(3)	148,508
6,139	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	6,032
	New Residential Mortgage Loan Trust
25,799	3.25%, 09/25/2056(1)(3)	23,183
24,571	3.50%, 12/25/2057(1)(3)	23,006
21,448	3.75%, 11/25/2056(1)(3)	19,507
	Seasoned Credit Risk Transfer Trust
14,749	2.50%, 08/25/2059	13,084
8,194	3.50%, 10/25/2058	7,194
	Verus Securitization Trust
6,526	4.14%, 11/25/2059(1)(3)	6,334
86,985	4.47%, 04/25/2067(1)(5)	83,209
50,627	Wells Fargo Mortgage-Backed Securities Trust 3.00%, 07/25/2050(1)(3)	41,391
		1,338,473
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,466,282)	$ 9,803,292
CORPORATE BONDS - 20.5%
	Aerospace/Defense - 0.4%
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	$ 121,309
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	88,045
25,000	RTX Corp. 4.45%, 11/16/2038	21,617
		230,971
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,870
35,000	3.88%, 09/16/2046	24,770
90,000	4.80%, 02/14/2029	87,300
		120,940
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,016
120,000	6.75%, 04/01/2046	123,453
		128,469
	Auto Parts & Equipment - 0.2%
112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	111,868
	Biotechnology - 0.2%
	Amgen, Inc.
38,000	5.15%, 11/15/2041	34,858
60,000	5.25%, 03/02/2030	59,466
35,000	Illumina, Inc. 5.75%, 12/13/2027	34,977
5,000	Royalty Pharma PLC 1.75%, 09/02/2027	4,420
		133,721
	Chemicals - 0.2%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,120
45,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	45,712
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,171
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	70,317
		130,320
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.5% - (continued)
	Commercial Banks - 1.5%
$ 250,000	Bank of America Corp. 6.11%, 01/29/2037	$ 254,265
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter)(6)	55,560
15,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	14,581
30,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	30,115
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(6)	242,114
80,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	82,962
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 6 mo. USD SOFR + 1.85% thereafter)(6)	64,025
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	16,689
180,000	4.90%, 11/17/2045	153,805
		914,116
	Commercial Services - 0.6%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,354
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	10,937
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,054
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	12,783
10,000	3.20%, 08/15/2029	8,819
125,000	Service Corp. International 4.63%, 12/15/2027	119,192
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	115,002
5,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	5,094
60,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	61,333
		350,568
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	50,425
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,432
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	98,394
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	56,959
		214,210
	Distribution/Wholesale - 0.2%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	115,739
30,000	LKQ Corp. 5.75%, 06/15/2028	29,966
		145,705
	Diversified Financial Services - 0.9%
100,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	66,217
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,960
60,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	60,435
100,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	102,942
85,000	goeasy Ltd. 9.25%, 12/01/2028(1)	89,849
90,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	89,739
100,000	OneMain Finance Corp. 7.88%, 03/15/2030	102,040
		551,182
	Electric - 1.6%
135,000	Ameren Corp. 3.50%, 01/15/2031	118,906

The accompanying notes are an integral part of these financial statements.
46

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.5% - (continued)
	Electric - 1.6% - (continued)
$ 39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	$ 36,552
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	113,145
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,560
115,000	Exelon Corp. 5.10%, 06/15/2045	101,781
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,059
45,000	Florida Power & Light Co. 5.10%, 04/01/2033	43,878
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,215
75,000	New England Power Co. 2.81%, 10/06/2050(1)	43,587
120,000	NextEra Energy Operating Partners LP 4.50%, 09/15/2027(1)	111,773
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	25,902
100,000	Pacific Gas & Electric Co. 5.90%, 06/15/2032	98,748
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	13,552
5,000	Sempra 4.00%, 02/01/2048	3,694
125,000	Southern California Edison Co. 5.95%, 11/01/2032	127,142
125,000	Southern Co. 4.40%, 07/01/2046	101,690
		971,184
	Electrical Components & Equipment - 0.2%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	121,889
	Electronics - 0.4%
100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	92,029
150,000	Jabil, Inc. 3.60%, 01/15/2030	132,668
		224,697
	Energy-Alternate Sources - 0.1%
70,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	62,401
	Entertainment - 0.2%
60,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	59,145
51,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	51,000
		110,145
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	14,860
	Food - 0.5%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	91,576
75,000	Kellanova 4.50%, 04/01/2046	61,386
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	23,967
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	108,274
		285,203
	Gas - 0.2%
85,000	NiSource, Inc. 5.65%, 02/01/2045	79,566
80,000	Sempra Global 3.25%, 01/15/2032(1)	64,432
		143,998
	Healthcare - Products - 0.4%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	21,686
	Revvity, Inc.
50,000	2.55%, 03/15/2031	41,066
45,000	3.30%, 09/15/2029	40,178
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	115,516
		218,446
	Healthcare - Services - 0.5%
100,000	Centene Corp. 2.45%, 07/15/2028	87,340
	HCA, Inc.
120,000	5.13%, 06/15/2039	108,013
115,000	5.88%, 02/01/2029	115,568
		310,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.5% - (continued)
	Home Builders - 0.2%
$ 120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	$ 118,163
	Insurance - 0.6%
100,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	92,777
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	73,513
60,000	HUB International Ltd. 7.25%, 06/15/2030(1)	60,879
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	43,873
100,000	Unum Group 5.75%, 08/15/2042	93,999
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,504
		382,545
	Internet - 0.3%
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(1)	120,686
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	93,185
		213,871
	IT Services - 0.3%
20,000	Booz Allen Hamilton, Inc. 5.95%, 08/04/2033	20,139
125,000	Leidos, Inc. 4.38%, 05/15/2030	115,491
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	48,987
		184,617
	Media - 0.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	104,055
110,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	97,324
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	4,709
15,000	Discovery Communications LLC 5.30%, 05/15/2049	11,801
140,000	Fox Corp. 3.50%, 04/08/2030	125,019
120,000	Paramount Global 5.85%, 09/01/2043	94,977
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	35,674
		473,559
	Oil & Gas - 1.3%
135,000	Apache Corp. 4.25%, 01/15/2030(7)	124,203
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,241
91,000	Devon Energy Corp. 4.50%, 01/15/2030	85,804
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	145,240
	Hess Corp.
135,000	5.60%, 02/15/2041	131,269
5,000	7.30%, 08/15/2031	5,498
30,000	Ovintiv, Inc. 5.65%, 05/15/2028	29,964
75,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	76,510
100,000	Sunoco LP 7.25%, 05/01/2032(1)	101,940
85,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	82,930
		793,599
	Packaging & Containers - 0.8%
50,000	Amcor Finance USA, Inc. 5.63%, 05/26/2033	49,611
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	121,889
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	113,540
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	61,917
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	116,683
		463,640
	Pharmaceuticals - 0.6%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,641

The accompanying notes are an integral part of these financial statements.
47

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.5% - (continued)
	Pharmaceuticals - 0.6% - (continued)
$ 115,000	4.75%, 03/15/2045	$ 102,391
125,000	Becton Dickinson & Co. 2.82%, 05/20/2030	107,661
50,000	CVS Health Corp. 3.75%, 04/01/2030	45,355
100,000	Zoetis, Inc. 4.70%, 02/01/2043	87,086
		347,134
	Pipelines - 2.0%
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%, 02/01/2032(1)	99,705
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	113,325
125,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	116,979
	Energy Transfer LP
125,000	5.25%, 04/15/2029(7)	123,022
10,000	5.30%, 04/01/2044	8,774
10,000	5.35%, 05/15/2045	8,770
	MPLX LP
20,000	4.00%, 03/15/2028	18,952
15,000	4.13%, 03/01/2027	14,456
90,000	4.80%, 02/15/2029	87,038
5,000	5.20%, 03/01/2047	4,373
5,000	5.20%, 12/01/2047	4,362
5,000	5.50%, 02/15/2049	4,545
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,766
110,000	4.35%, 03/15/2029	104,273
10,000	5.85%, 01/15/2026	10,037
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	125,764
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	128,459
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	21,915
110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	97,664
10,000	Western Midstream Operating LP 6.15%, 04/01/2033	9,994
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	137,733
		1,244,906
	Real Estate Investment Trusts - 1.4%
135,000	American Tower Corp. 3.80%, 08/15/2029	123,440
30,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	30,741
150,000	Brixmor Operating Partnership LP 4.05%, 07/01/2030	135,796
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	121,463
155,000	Equinix, Inc. 2.15%, 07/15/2030	126,288
140,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	138,319
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,657
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	24,441
50,000	VICI Properties LP 4.95%, 02/15/2030	47,423
125,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	115,972
		868,540
	Retail - 1.0%
125,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	116,380
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	122,427
5,000	3.80%, 01/25/2050(1)	3,630
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	32,336
45,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	46,751
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.5% - (continued)
	Retail - 1.0% - (continued)
	Lowe's Cos., Inc.
$ 10,000	3.70%, 04/15/2046	$ 7,230
100,000	4.38%, 09/15/2045	80,704
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,380
15,000	4.20%, 04/01/2050	11,832
65,000	4.45%, 09/01/2048	53,844
100,000	Starbucks Corp. 4.45%, 08/15/2049	81,660
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	32,777
		594,951
	Semiconductors - 0.5%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	31,088
65,000	3.19%, 11/15/2036(1)	49,864
25,000	4.30%, 11/15/2032	22,781
100,000	Entegris Escrow Corp. 5.95%, 06/15/2030(1)(8)	97,393
	NXP BV/NXP Funding LLC/NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,672
100,000	4.30%, 06/18/2029	94,354
		300,152
	Software - 0.5%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	32,374
30,000	Oracle Corp. 2.95%, 04/01/2030	26,053
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	115,787
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	116,642
		290,856
	Telecommunications - 1.1%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	28,303
10,000	4.50%, 03/09/2048	8,036
100,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	115,246
200,000	NBN Co. Ltd. 2.50%, 01/08/2032(1)	162,403
160,000	Nokia OYJ 6.63%, 05/15/2039	151,763
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	42,494
105,000	4.38%, 04/15/2040	89,406
3,000	4.50%, 04/15/2050	2,440
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	3,790
65,000	4.13%, 08/15/2046	51,217
	Vodafone Group PLC
5,000	4.25%, 09/17/2050	3,800
6,000	4.38%, 02/19/2043	4,901
		663,799
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 07/01/2027(1)	43,253
	Total Corporate Bonds (cost $14,529,377)	$ 12,479,399
MUNICIPAL BONDS - 0.7%
	Airport - 0.0%
25,000	Chicago O'Hare International Airport, IL, Rev 3.01%, 01/01/2038	$ 18,837
	Development - 0.0%
15,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.19%, 03/01/2040	10,874

The accompanying notes are an integral part of these financial statements.
48

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	General - 0.5%
$ 235,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.40%, 12/01/2032	$ 204,732
80,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	61,211
40,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	42,083
		308,026
	Tobacco - 0.1%
100,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 2.25%, 06/01/2029	86,780
	Transportation - 0.1%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	29,999
	Total Municipal Bonds (cost $531,036)	$ 454,516
U.S. GOVERNMENT AGENCIES - 7.1%
	Mortgage-Backed Agencies - 7.1%
	Federal Home Loan Mortgage Corp. - 3.7%
4,020,540	0.18%, 10/25/2026(2)(3)	$ 7,059
676,470	0.73%, 03/25/2027(2)(3)	9,593
2,114,697	1.21%, 06/25/2030(2)(3)	114,402
117,239	1.24%, 01/25/2030(2)(3)	5,840
546,766	1.42%, 06/25/2030(2)(3)	34,693
1,770,574	1.48%, 06/25/2030(2)(3)	113,116
88,917	1.50%, 01/01/2036	75,361
8,304	1.50%, 10/15/2042	7,092
1,044,986	1.53%, 07/25/2030(2)(3)	69,845
2,161	1.70%, 10/15/2039	2,132
183,464	2.00%, 12/01/2035	159,385
155,000	2.11%, 01/25/2031	128,772
21,917	2.50%, 12/15/2042	19,172
344,082	2.50%, 09/01/2050	274,542
403,300	3.00%, 08/01/2051	336,790
283,841	3.50%, 10/01/2051	247,256
267,069	4.50%, 07/01/2052	246,428
270,428	4.50%, 09/01/2052	249,642
141,625	8.83%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	148,236
		2,249,356
	Federal National Mortgage Association - 3.4%
322,352	1.27%, 06/25/2034(2)(3)	19,874
10,340	1.50%, 08/25/2041	9,590
5,246	1.50%, 11/25/2042	4,528
4,037	1.70%, 06/25/2043	3,910
2,935	1.75%, 01/25/2040	2,842
400,000	2.00%, 11/25/2040	252,722
9,339	2.00%, 06/25/2043	8,584
569,046	2.00%, 07/01/2051	435,017
105,452	2.50%, 03/01/2036	93,908
20,123	2.50%, 09/25/2049	17,905
360,768	2.50%, 05/01/2051	289,089
165,866	2.50%, 06/01/2051	134,260
7,856	2.50%, 03/25/2053	7,021
169,596	3.00%, 12/01/2051	140,779
142,397	3.50%, 07/01/2051	124,546
19,182	3.50%, 04/25/2053	18,481
38,131	4.00%, 08/01/2049	34,454
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 7.1% - (continued)
	Mortgage-Backed Agencies - 7.1% - (continued)
	Federal National Mortgage Association - 3.4% - (continued)
$ 321,411	4.00%, 05/01/2052	$ 287,672
237,517	4.00%, 06/01/2052	212,976
		2,098,158
	Total U.S. Government Agencies (cost $4,732,982)	$ 4,347,514
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 2.7%
140,000	3.13%, 08/15/2044(9)	$ 107,767
225,000	3.25%, 05/15/2042	180,571
1,360,000	3.63%, 02/15/2044(9)	1,136,503
260,000	3.75%, 11/15/2043	221,630
	Total U.S. Government Securities (cost $2,609,272)	$ 1,646,471
COMMON STOCKS - 41.1%
	Banks - 0.3%
1,365	PNC Financial Services Group, Inc.	$ 209,200
	Capital Goods - 3.1%
10,849	Assa Abloy AB Class B	286,646
28,009	BAE Systems PLC	465,852
7,332	Keppel Ltd.	36,674
8,042	Kone OYJ Class B	392,023
853	Northrop Grumman Corp.	413,731
394	SHO-BOND Holdings Co. Ltd.	15,215
2,205	Vinci SA	258,373
		1,868,514
	Commercial & Professional Services - 1.3%
1,313	Automatic Data Processing, Inc.	317,602
11,457	Experian PLC	462,106
		779,708
	Consumer Discretionary Distribution & Retail - 0.7%
4,307	TJX Cos., Inc.	405,246
	Consumer Durables & Apparel - 0.7%
312	Berkeley Group Holdings PLC	18,322
3,745	NIKE, Inc. Class B	345,514
1,357	Sekisui House Ltd.	31,184
		395,020
	Consumer Services - 1.2%
8,147	Compass Group PLC	226,598
127	Hyatt Hotels Corp. Class A	18,897
108	Marriott International, Inc. Class A	25,502
1,708	McDonald's Corp.	466,352
		737,349
	Energy - 5.3%
1,505	Antero Resources Corp.*	51,185
861	ARC Resources Ltd.	15,592
39,848	BP PLC	256,846
283	BP PLC ADR	10,972
3,276	Cenovus Energy, Inc.	67,355
778	Chesapeake Energy Corp.	69,927
661	Chevron Corp.	106,599
1,624	ConocoPhillips	204,007
2,418	Coterra Energy, Inc.	66,156
427	Diamondback Energy, Inc.	85,882
1,106	Enbridge, Inc.	39,326
356	EOG Resources, Inc.	47,038

The accompanying notes are an integral part of these financial statements.
49

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 41.1% - (continued)
	Energy - 5.3% - (continued)
1,104	EQT Corp.	$ 44,259
1,842	Equinor ASA	49,013
2,764	Exxon Mobil Corp.	326,898
46	Hess Corp.	7,245
1,533	LUKOIL PJSC ADR*(10)	—
643	Marathon Petroleum Corp.	116,846
10,697	Petroleo Brasileiro SA	91,178
1,246	Phillips 66	178,440
378	Pioneer Natural Resources Co.	101,803
2,033	Schlumberger NV	96,527
13,366	Shell PLC	475,143
68	Shell PLC ADR	4,873
1,606	Targa Resources Corp.	183,180
1,390	Tenaris SA	23,406
93	Tenaris SA ADR	3,068
4,529	TotalEnergies SE	328,800
105	TotalEnergies SE ADR	7,609
246	Valaris Ltd.*	16,005
3,493	Williams Cos., Inc.	133,991
		3,209,169
	Equity Real Estate Investment Trusts (REITs) - 3.0%
1,450	Acadia Realty Trust REIT	25,056
2,019	American Healthcare, Inc. REIT	27,721
1,259	American Homes 4 Rent Class A, REIT	45,072
1,368	American Tower Corp. REIT	234,694
434	AvalonBay Communities, Inc. REIT	82,273
306	Boardwalk REIT	15,753
950	Brixmor Property Group, Inc. REIT	20,995
1,214	CareTrust, Inc. REIT	30,010
8	Comforia Residential, Inc. REIT	17,318
521	CubeSmart REIT	21,069
192	Digital Realty Trust, Inc. REIT	26,646
164	EastGroup Properties, Inc. REIT	25,479
4,140	Empire State Realty Trust, Inc. Class A, REIT	37,674
147	Equinix, Inc. REIT	104,533
1,629	Essential Properties Realty Trust, Inc. REIT	42,908
224	Essex Property Trust, Inc. REIT	55,160
319	Extra Space Storage, Inc. REIT	42,835
1,972	Goodman Group REIT	39,834
48,475	Hammerson PLC REIT	16,500
57	Invincible Investment Corp. REIT	25,538
511	Iron Mountain, Inc. REIT	39,613
1,655	Klepierre SA REIT	44,441
171	Lamar Advertising Co. Class A, REIT	19,810
3,708	Land Securities Group PLC REIT	29,968
1,207	Link REIT	5,172
779	Macerich Co. REIT	10,719
14,900	NewRiver PLC REIT	13,915
651	Phillips Edison & Co., Inc. REIT	21,288
931	Plymouth Industrial, Inc. REIT	19,439
938	Prologis, Inc. REIT	95,723
896	Public Storage REIT	232,467
247	Ryman Hospitality Properties, Inc. REIT	26,054
24,215	Shaftesbury Capital PLC REIT	40,533
477	Simon Property Group, Inc. REIT	67,033
796	SL Green Realty Corp. REIT	39,665
14,764	Stockland REIT	41,828
936	Tanger, Inc. REIT	26,536
1,052	Veris Residential, Inc. REIT	15,159
1,046	VICI Properties, Inc. REIT	29,863
969	Welltower, Inc. REIT	92,326
		1,848,620
Shares or Principal Amount		Market Value†
COMMON STOCKS - 41.1% - (continued)
	Financial Services - 1.0%
2,272	Visa, Inc. Class A	$ 610,282
	Food, Beverage & Tobacco - 3.8%
1,844	Archer-Daniels-Midland Co.	108,169
1,345	Bunge Global SA	136,867
4,193	Coca-Cola Co.	259,002
12,620	Diageo PLC	436,143
5,230	Heineken NV	508,982
1,241	Ingredion, Inc.	142,206
3,801	Nestle SA	381,621
1,832	PepsiCo, Inc.	322,267
		2,295,257
	Health Care Equipment & Services - 2.6%
3,300	Abbott Laboratories	349,701
2,662	Brookdale Senior Living, Inc.*	18,075
3,181	Medtronic PLC	255,243
1,606	Stryker Corp.	540,419
924	UnitedHealth Group, Inc.	446,939
		1,610,377
	Household & Personal Products - 1.8%
2,735	Colgate-Palmolive Co.	251,401
2,755	Procter & Gamble Co.	449,616
6,494	Reckitt Benckiser Group PLC	363,060
		1,064,077
	Insurance - 1.9%
47,792	AIA Group Ltd.	350,045
4,896	AXA SA(7)	169,165
1,298	Chubb Ltd.	322,735
1,503	Marsh & McLennan Cos., Inc.	299,743
		1,141,688
	Materials - 4.0%
3,624	Anglo American Platinum Ltd.	126,242
3,574	ArcelorMittal SA	89,289
11,469	Barrick Gold Corp.	190,615
6,528	BlueScope Steel Ltd.	95,279
1,636	CF Industries Holdings, Inc.	129,195
25,539	Glencore PLC	148,600
1,256	Linde PLC	553,846
1,975	Louisiana-Pacific Corp.	144,550
4,156	Newmont Corp.	168,900
15,629	Norsk Hydro ASA	96,046
19,388	Northern Star Resources Ltd.	183,774
2,380	Nutrien Ltd.	125,496
278	POSCO Holdings, Inc.	80,253
1,476	Rio Tinto Ltd.	122,839
855	Steel Dynamics, Inc.	111,253
6,460	Vale SA	78,738
		2,444,915
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
3,537	AstraZeneca PLC ADR	268,387
5,242	Chugai Pharmaceutical Co. Ltd.	166,716
2,022	Danaher Corp.	498,666
1,691	Johnson & Johnson	244,502
3,106	Merck KGaA	493,548
3,281	Novartis AG	318,446
1,009	Roche Holding AG	241,771
2,502	Zoetis, Inc.	398,418
		2,630,454
	Real Estate Management & Development - 0.6%
222	CBRE Group, Inc. Class A*	19,290
5,600	Corp. Inmobiliaria Vesta SAB de CV	19,833

The accompanying notes are an integral part of these financial statements.
50

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 41.1% - (continued)
	Real Estate Management & Development - 0.6% - (continued)
1,749	CTP NV(1)	$ 29,670
239	Daito Trust Construction Co. Ltd.	25,619
7,185	Emaar Properties PJSC*	16,061
1,907	Kojamo OYJ*	21,066
8,446	Mitsui Fudosan Co. Ltd.	85,955
1,200	Pandox AB	18,557
153	PSP Swiss Property AG	18,914
637	Sagax AB Class B	15,952
1,827	Swire Pacific Ltd. Class A	15,472
2,304	TAG Immobilien AG*	32,758
3,920	Tokyu Fudosan Holdings Corp.	28,719
6,423	Wharf Holdings Ltd.	20,665
		368,531
	Semiconductors & Semiconductor Equipment - 0.8%
70	First Solar, Inc.*	12,341
2,708	Texas Instruments, Inc.	477,745
		490,086
	Software & Services - 2.4%
1,266	Accenture PLC Class A	380,952
1,837	Capgemini SE	386,103
1,847	Microsoft Corp.	719,092
		1,486,147
	Technology Hardware & Equipment - 0.6%
1,055	Apple, Inc.	179,698
422	Keyence Corp.	185,583
		365,281
	Telecommunication Services - 0.4%
8,339	KDDI Corp.	231,397
	Transportation - 0.8%
4,211	Canadian National Railway Co.	511,107
	Utilities - 0.5%
336	American Electric Power Co., Inc.	28,906
5,000	China Longyuan Power Group Corp. Ltd. Class H	3,503
281	Duke Energy Corp.	27,611
279	Edison International	19,826
2,495	Enel SpA	16,398
2,227	Engie SA*(7)	38,662
645	Exelon Corp.	24,239
2,102	Iberdrola SA	25,774
1,430	National Grid PLC	18,758
466	NextEra Energy, Inc.	31,208
6,550	Power Grid Corp. of India Ltd.	23,624
295	RWE AG	10,276
372	Sempra	26,646
329	Southern Co.	24,182
		319,613
	Total Common Stocks (cost $18,879,055)	$ 25,022,038
AFFILIATED INVESTMENT COMPANIES - 9.7%
	Taxable Fixed Income Funds - 9.7%
597,025	The Hartford World Bond Fund, Class F	$ 5,898,608
	Total Affiliated Investment Companies (cost $6,204,714)	$ 5,898,608
	Total Long-Term Investments (cost $57,952,718)	$ 59,651,838
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 190,018	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $190,046; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $193,865		$ 190,018
	Securities Lending Collateral - 0.3%
33,964	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(11)		33,964
113,213	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(11)		113,213
33,964	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(11)		33,964
33,964	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(11)		33,964
			215,105
	Total Short-Term Investments (cost $405,123)		$ 405,123
	Total Investments Excluding Purchased Options (cost $58,357,841)	98.5%	$ 60,056,961
	Total Purchased Options (cost $63,987)	0.1%	$ 44,309
	Total Investments (cost $58,421,828)	98.6%	$ 60,101,270
	Other Assets and Liabilities	1.4%	841,592
	Total Net Assets	100.0%	$ 60,942,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $10,801,418, representing 17.7% of net assets.

The accompanying notes are an integral part of these financial statements.
51

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $191,334.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at April 30, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
S&P 500 Index Option	4,200.00	USD	06/21/2024	7	USD	700	$ 3,899	$ 34,519	$ (30,620)
S&P 500 Index Option	4,725.00	USD	09/20/2024	6	USD	600	40,410	29,468	10,942
Total purchased exchange-traded option contracts							$ 44,309	$ 63,987	$ (19,678)

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	06/28/2024	$ 1,823,906	$ (17,925)
U.S. Treasury 5-Year Note Future	14	06/28/2024	1,466,391	(19,385)
U.S. Treasury 10-Year Note Future	43	06/18/2024	4,619,812	(126,887)
U.S. Treasury 10-Year Ultra Future	8	06/18/2024	881,750	(31,253)
U.S. Treasury Ultra Bond Future	5	06/18/2024	597,813	(40,890)
Total futures contracts				$ (236,340)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
730,094	USD	1,000,000	CAD	BNP	05/31/2024	$ 3,328
588,355	USD	535,000	CHF	UBS	05/31/2024	4,332
1,474,032	USD	1,378,000	EUR	BNP	05/31/2024	1,616
2,798,127	USD	2,251,000	GBP	BCLY	05/31/2024	(15,068)
194,654	USD	2,110,000	SEK	JPM	05/31/2024	2,926
Total foreign currency contracts						$ (2,866)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
52

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,803,292	$ —	$ 9,803,292	$ —
Corporate Bonds	12,479,399	—	12,479,399	—
Municipal Bonds	454,516	—	454,516	—
U.S. Government Agencies	4,347,514	—	4,347,514	—
U.S. Government Securities	1,646,471	—	1,646,471	—
Common Stocks
Banks	209,200	209,200	—	—
Capital Goods	1,868,514	413,731	1,454,783	—
Commercial & Professional Services	779,708	317,602	462,106	—
Consumer Discretionary Distribution & Retail	405,246	405,246	—	—
Consumer Durables & Apparel	395,020	345,514	49,506	—
Consumer Services	737,349	510,751	226,598	—
Energy	3,209,169	2,099,201	1,109,968	—
Equity Real Estate Investment Trusts (REITs)	1,848,620	1,590,073	258,547	—
Financial Services	610,282	610,282	—	—
Food, Beverage & Tobacco	2,295,257	968,511	1,326,746	—
Health Care Equipment & Services	1,610,377	1,610,377	—	—
Household & Personal Products	1,064,077	701,017	363,060	—
Insurance	1,141,688	622,478	519,210	—
Materials	2,444,915	1,502,593	942,322	—
Pharmaceuticals, Biotechnology & Life Sciences	2,630,454	1,409,973	1,220,481	—
Real Estate Management & Development	368,531	55,184	313,347	—
Semiconductors & Semiconductor Equipment	490,086	490,086	—	—
Software & Services	1,486,147	1,100,044	386,103	—
Technology Hardware & Equipment	365,281	179,698	185,583	—
Telecommunication Services	231,397	—	231,397	—
Transportation	511,107	511,107	—	—
Utilities	319,613	182,618	136,995	—
Affiliated Investment Companies	5,898,608	5,898,608	—	—
Short-Term Investments	405,123	215,105	190,018	—
Purchased Options	44,309	44,309	—	—
Foreign Currency Contracts(2)	12,202	—	12,202	—
Total	$ 60,113,472	$ 21,993,308	$ 38,120,164	$ —
Liabilities
Foreign Currency Contracts(2)	$ (15,068)	$ —	$ (15,068)	$ —
Futures Contracts(2)	(236,340)	(236,340)	—	—
Total	$ (251,408)	$ (236,340)	$ (15,068)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
53

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.4%
11,000,588	The Hartford Capital Appreciation Fund, Class F		$ 449,154,030
13,325,306	The Hartford Dividend and Growth Fund, Class F		450,262,109
	Total Domestic Equity Funds (cost $688,869,828)		$ 899,416,139
	Taxable Fixed Income Funds - 33.3%
13,811,922	Hartford Total Return Bond ETF		451,926,088
	Total Affiliated Investment Companies (cost $1,214,674,554)		$ 1,351,342,227
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
2,726,835	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.20%(1)		$ 2,726,835
	Total Short-Term Investments (cost $2,726,835)		$ 2,726,835
	Total Investments (cost $1,217,401,389)	99.9%	$ 1,354,069,062
	Other Assets and Liabilities	0.1%	1,260,418
	Total Net Assets	100.0%	$ 1,355,329,480
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,351,342,227	$ 1,351,342,227	$ —	$ —
Short-Term Investments	2,726,835	2,726,835	—	—
Total	$ 1,354,069,062	$ 1,354,069,062	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
54

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 26.5%
212,460	Hartford Core Equity Fund, Class F	$ 10,518,867
245,603	Hartford Large Cap Growth ETF*	4,533,880
77,566	Hartford Multifactor US Equity ETF	3,561,831
108,274	Hartford Small Cap Value Fund, Class F	1,231,071
151,082	The Hartford Equity Income Fund, Class F	3,017,115
66,257	The Hartford Small Company Fund, Class F*	1,338,400
	Total Domestic Equity Funds (cost $17,257,266)	$ 24,201,164
	International/Global Equity Funds - 10.3%
97,940	Hartford Multifactor Developed Markets (ex-US) ETF	2,682,577
28,499	Hartford Schroders Emerging Markets Equity Fund, Class F	457,694
189,505	Hartford Schroders International Multi-Cap Value Fund, Class F	1,900,729
83,494	The Hartford International Growth Fund, Class F	1,370,137
168,436	The Hartford International Opportunities Fund, Class F	2,967,849
	Total International/Global Equity Funds (cost $8,402,566)	$ 9,378,986
	Taxable Fixed Income Funds - 63.0%
545,977	Hartford Core Bond ETF	18,504,580
1,425,293	Hartford Schroders Core Fixed Income Fund, Class F	11,801,427
522,967	The Hartford Inflation Plus Fund, Class F	5,213,986
1,114,746	The Hartford Strategic Income Fund, Class F	8,472,066
1,375,935	The Hartford World Bond Fund, Class F	13,594,233
	Total Taxable Fixed Income Funds (cost $63,822,526)	$ 57,586,292
	Total Affiliated Investment Companies (cost $89,482,358)	$ 91,166,442
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
187,847	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.20%(1)		$ 187,847
	Total Short-Term Investments (cost $187,847)		$ 187,847
	Total Investments (cost $89,670,205)	100.0%	$ 91,354,289
	Other Assets and Liabilities	0.0%	45,577
	Total Net Assets	100.0%	$ 91,399,866
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 91,166,442	$ 91,166,442	$ —	$ —
Short-Term Investments	187,847	187,847	—	—
Total	$ 91,354,289	$ 91,354,289	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
55

The Hartford Growth Allocation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 57.4%
2,204,334	Hartford Core Equity Fund, Class F	$ 109,136,564
2,632,859	Hartford Large Cap Growth ETF*	48,603,104
1,060,700	Hartford Multifactor US Equity ETF	48,707,344
1,450,666	Hartford Small Cap Value Fund, Class F	16,494,072
2,232,405	The Hartford Equity Income Fund, Class F	44,581,127
267,242	The Hartford Growth Opportunities Fund, Class F*	14,097,033
828,505	The Hartford Small Company Fund, Class F*	16,735,799
	Total Domestic Equity Funds (cost $221,249,169)	$ 298,355,043
	International/Global Equity Funds - 26.4%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	32,713,219
327,914	Hartford Schroders Emerging Markets Equity Fund, Class F	5,266,293
3,371,465	Hartford Schroders International Multi-Cap Value Fund, Class F	33,815,799
1,248,646	The Hartford International Growth Fund, Class F	20,490,273
2,572,125	The Hartford International Opportunities Fund, Class F	45,320,839
	Total International/Global Equity Funds (cost $126,124,930)	$ 137,606,423
	Taxable Fixed Income Funds - 16.0%
1,035,998	Hartford Core Bond ETF	35,112,666
2,397,992	Hartford Schroders Core Fixed Income Fund, Class F	19,855,373
686,012	The Hartford Strategic Income Fund, Class F	5,213,694
2,318,007	The Hartford World Bond Fund, Class F	22,901,909
	Total Taxable Fixed Income Funds (cost $89,508,611)	$ 83,083,642
	Total Affiliated Investment Companies (cost $436,882,710)	$ 519,045,108
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,056,329	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.20%(1)		$ 1,056,329
	Total Short-Term Investments (cost $1,056,329)		$ 1,056,329
	Total Investments (cost $437,939,039)	100.0%	$ 520,101,437
	Other Assets and Liabilities	(0.0)%	(177,155)
	Total Net Assets	100.0%	$ 519,924,282
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 519,045,108	$ 519,045,108	$ —	$ —
Short-Term Investments	1,056,329	1,056,329	—	—
Total	$ 520,101,437	$ 520,101,437	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
56

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 41.8%
1,162,432	Hartford Core Equity Fund, Class F	$ 57,552,017
1,108,740	Hartford Large Cap Growth ETF*	20,467,562
396,052	Hartford Multifactor US Equity ETF	18,186,708
642,418	Hartford Small Cap Value Fund, Class F	7,304,287
792,576	The Hartford Equity Income Fund, Class F	15,827,739
41,114	The Hartford Growth Opportunities Fund, Class F*	2,168,760
347,226	The Hartford Small Company Fund, Class F*	7,013,964
	Total Domestic Equity Funds (cost $91,576,463)	$ 128,521,037
	International/Global Equity Funds - 21.0%
604,045	Hartford Multifactor Developed Markets (ex-US) ETF	16,544,793
199,269	Hartford Schroders Emerging Markets Equity Fund, Class F	3,200,265
1,446,267	Hartford Schroders International Multi-Cap Value Fund, Class F	14,506,061
563,909	The Hartford International Growth Fund, Class F	9,253,741
1,185,758	The Hartford International Opportunities Fund, Class F	20,893,053
	Total International/Global Equity Funds (cost $58,206,075)	$ 64,397,913
	Taxable Fixed Income Funds - 37.0%
1,285,876	Hartford Core Bond ETF	43,581,681
2,968,638	Hartford Schroders Core Fixed Income Fund, Class F	24,580,323
2,026,392	The Hartford Strategic Income Fund, Class F	15,400,581
3,037,781	The Hartford World Bond Fund, Class F	30,013,274
	Total Taxable Fixed Income Funds (cost $124,822,267)	$ 113,575,859
	Total Affiliated Investment Companies (cost $274,604,805)	$ 306,494,809
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
637,204	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.20%(1)		$ 637,204
	Total Short-Term Investments (cost $637,204)		$ 637,204
	Total Investments (cost $275,242,009)	100.0%	$ 307,132,013
	Other Assets and Liabilities	(0.0)%	(66,919)
	Total Net Assets	100.0%	$ 307,065,094
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 306,494,809	$ 306,494,809	$ —	$ —
Short-Term Investments	637,204	637,204	—	—
Total	$ 307,132,013	$ 307,132,013	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
57

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4%
	Asset-Backed - Automobile - 1.4%
$ 664,740	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 662,538
135,000	Avis Budget Rental Car Funding AESOP LLC 5.85%, 06/20/2030(1)	133,595
456,107	CFMT LLC 1.39%, 09/22/2031(1)	447,735
455,000	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	459,451
	Ford Credit Auto Lease Trust
1,250,000	5.29%, 06/15/2026	1,241,099
1,250,000	5.54%, 12/15/2026	1,241,939
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	92,218
100,000	1.91%, 10/17/2033(1)	92,160
510,000	5.22%, 03/15/2030	505,579
905,000	5.28%, 02/15/2036(1)	899,052
705,000	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	702,814
975,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	971,871
	SFS Auto Receivables Securitization Trust
85,000	5.38%, 01/21/2031(1)	83,934
145,000	5.51%, 01/20/2032(1)	143,048
104,761	5.89%, 03/22/2027(1)	104,814
203,682	U.S. Bank NA 6.79%, 08/25/2032(1)	206,807
310,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	311,891
		8,300,545
	Asset-Backed - Credit Card - 0.3%
1,555,000	American Express Credit Account Master Trust 5.23%, 04/16/2029	1,553,318
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	208,082
		1,761,400
	Asset-Backed - Finance & Insurance - 0.2%
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,214,917
	Asset-Backed - Student Loan - 0.1%
369,263	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	365,827
	Commercial Mortgage-Backed Securities - 3.8%
	Benchmark Mortgage Trust
27,686,003	0.61%, 07/15/2051(2)(3)	423,864
11,753,739	0.72%, 07/15/2056(2)(3)	468,543
20,667,156	0.78%, 01/15/2052(2)(3)	444,234
2,813,591	1.15%, 05/15/2052(2)(3)	96,829
12,414,705	1.39%, 03/15/2062(2)(3)	609,067
325,000	3.84%, 12/15/2072(3)	239,801
1,300,075	BX Commercial Mortgage Trust 8.01%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(4)	1,296,825
	BX Trust
602,000	6.89%, 11/15/2032, 1 mo. USD Term SOFR + 1.56%(1)(4)	598,238
850,000	9.01%, 04/15/2029, 1 mo. USD Term SOFR + 3.69%(1)(4)	848,938
17,735,367	CD Mortgage Trust 1.10%, 02/10/2050(2)(3)	342,497
235,000	Citigroup Commercial Mortgage Trust 6.05%, 10/12/2040(1)(3)	227,041
550,000	Compass Datacenters Issuer II LLC 5.25%, 02/25/2049(1)	535,996
	CSAIL Commercial Mortgage Trust
17,627,822	0.70%, 08/15/2051(2)(3)	348,784
20,656,957	0.89%, 11/15/2050(2)(3)	382,984
1,000,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	614,999
	DBJPM Mortgage Trust
7,571,019	1.55%, 08/10/2049(2)(3)	181,807
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
$ 3,307,118	1.82%, 09/15/2053(2)(3)	$ 173,376
	GS Mortgage Securities Trust
32,980,777	0.56%, 03/10/2051(2)(3)	451,906
12,220,819	1.26%, 07/10/2052(2)(3)	543,648
5,168,178	1.29%, 05/10/2052(2)(3)	208,478
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	670,671
1,190,000	3.75%, 06/05/2039(1)(3)	1,025,465
1,533,433	Life Mortgage Trust 7.79%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(4)	1,489,594
	MHP Trust
225,000	6.49%, 07/15/2038, 1 mo. USD Term SOFR + 1.16%(1)(4)	222,469
230,000	6.79%, 07/15/2038, 1 mo. USD Term SOFR + 1.46%(1)(4)	227,269
750,000	Natixis Commercial Mortgage Securities Trust 4.93%, 06/17/2038(1)(3)	669,492
1,115,000	NJ Trust 6.70%, 01/06/2029(1)(3)	1,131,123
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	100,154
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(2)(3)	44,440
1,282,196	SREIT Trust 7.01%, 11/15/2038, 1 mo. USD Term SOFR + 1.69%(1)(4)	1,272,673
	Starwood Trust
1,450,000	6.46%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	1,434,594
550,000	6.81%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	543,469
	Wells Fargo NA
21,644,468	0.53%, 02/15/2055(2)(3)	562,297
12,327,203	0.80%, 12/15/2052(2)(3)	381,830
24,711,485	0.85%, 11/15/2050(2)(3)	498,789
12,008,622	1.03%, 05/15/2062(2)(3)	423,489
31,157,702	1.07%, 08/15/2061(2)(3)	1,242,828
13,806,320	1.32%, 03/15/2063(2)(3)	707,637
8,591,110	1.88%, 03/15/2063(2)(3)	732,182
169,256	WFRBS Commercial Mortgage Trust 5.14%, 06/15/2044(1)(3)	159,100
		22,577,420
	Other Asset-Backed Securities - 12.6%
34,181	AASET Trust 3.84%, 05/15/2039(1)	30,080
	Aligned Data Centers Issuer LLC
530,000	6.00%, 08/17/2048(1)	520,269
500,000	6.35%, 10/15/2047(1)	500,123
245,000	6.50%, 11/16/2048(1)	245,872
1,500,000	ALM Ltd. 7.44%, 10/15/2029, 3 mo. USD Term SOFR + 2.11%(1)(4)	1,505,847
270,000	Apidos CLO XXXIII Ltd. 7.48%, 10/24/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	269,726
520,000	Apidos CLO XXXIV Ltd. 7.64%, 01/20/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	518,726
650,000	Atlas Senior Loan Fund X Ltd. 7.09%, 01/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(4)	650,544
	Auxilior Term Funding LLC
320,000	5.70%, 02/15/2030(1)	319,976
230,000	6.05%, 06/17/2030(1)	228,303
	Bain Capital Credit CLO Ltd.
925,000	7.74%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	924,652
970,000	8.84%, 10/23/2034, 3 mo. USD Term SOFR + 3.51%(1)(4)	970,792
505,000	Ballyrock CLO 19 Ltd. 12.43%, 04/20/2035, 3 mo. USD Term SOFR + 7.11%(1)(4)	503,747

The accompanying notes are an integral part of these financial statements.
58

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 260,000	Ballyrock CLO Ltd. 7.54%, 10/20/2031, 3 mo. USD Term SOFR + 2.21%(1)(4)	$ 260,088
	Barings CLO Ltd.
1,000,000	7.49%, 07/20/2029, 3 mo. USD Term SOFR + 2.16%(1)(4)	998,413
1,095,000	7.54%, 10/15/2033, 3 mo. USD Term SOFR + 2.21%(1)(4)	1,094,221
1,250,000	7.59%, 10/15/2036, 3 mo. USD Term SOFR + 2.26%(1)(4)	1,247,545
1,110,000	8.79%, 10/15/2036, 3 mo. USD Term SOFR + 3.46%(1)(4)	1,110,437
775,000	BCRED BSL CLO Ltd. 7.34%, 10/20/2034, 3 mo. USD Term SOFR + 2.01%(1)(4)	773,925
	BlueMountain CLO Ltd.
1,200,000	7.27%, 08/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,199,933
2,000,000	7.29%, 07/30/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,999,780
1,400,000	BlueMountain CLO XXII Ltd. 7.09%, 07/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(4)	1,401,257
965,000	Broad River BSL Funding CLO Ltd. 7.29%, 07/20/2034, 3 mo. USD Term SOFR + 1.96%(1)(4)	965,614
1,750,000	Buttermilk Park CLO Ltd. 7.24%, 10/15/2031, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,748,253
	Carlyle Global Market Strategies CLO Ltd.
560,000	7.17%, 07/20/2032, 3 mo. USD Term SOFR + 1.85%(1)(4)	560,093
1,000,000	7.38%, 04/17/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	995,936
995,000	8.54%, 07/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(4)	988,204
	Carlyle U.S. CLO Ltd.
645,000	8.54%, 04/20/2034, 3 mo. USD Term SOFR + 3.21%(1)(4)	645,622
1,500,000	11.84%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(4)	1,497,802
150,958	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	135,890
1,255,000	Cayuga Park CLO Ltd. 8.68%, 07/17/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	1,256,271
	CF Hippolyta Issuer LLC
259,173	1.53%, 03/15/2061(1)	235,145
89,945	1.69%, 07/15/2060(1)	84,301
235,612	1.98%, 03/15/2061(1)	207,143
1,281,719	2.28%, 07/15/2060(1)	1,178,278
	CIFC Funding Ltd.
1,200,000	7.39%, 10/22/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,201,854
785,000	7.49%, 01/16/2033, 3 mo. USD Term SOFR + 2.16%(1)(4)	785,942
835,000	7.59%, 10/20/2034, 3 mo. USD Term SOFR + 2.26%(1)(4)	834,998
640,000	8.58%, 04/17/2034, 3 mo. USD Term SOFR + 3.26%(1)(4)	640,622
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,255,240
400,000	Dewolf Park CLO Ltd. 7.44%, 10/15/2030, 3 mo. USD Term SOFR + 2.11%(1)(4)	399,001
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	692,610
1,215,000	Dryden 85 CLO Ltd. 7.64%, 10/15/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	1,205,592
1,200,000	Dryden XXVI Senior Loan Fund 7.04%, 04/15/2029, 3 mo. USD Term SOFR + 1.71%(1)(4)	1,198,145
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 350,000	ExteNet LLC 3.20%, 07/25/2049(1)	$ 347,141
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	607,097
1,305,000	3.02%, 10/19/2037(1)	1,230,209
341,248	Home Partners of America Trust 2.30%, 12/17/2026(1)	310,086
206,039	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	175,133
	Hotwire Funding LLC
295,000	2.31%, 11/20/2051(1)	265,033
480,000	5.69%, 05/20/2053(1)	463,539
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	293,384
482,242	5.40%, 02/17/2026(1)	481,582
1,200,000	LCM XIV LP 7.17%, 07/20/2031, 3 mo. USD Term SOFR + 1.84%(1)(4)	1,200,454
931,334	LCM XXV Ltd. 7.89%, 07/20/2030, 3 mo. USD Term SOFR + 2.56%(1)(4)	924,274
1,750,000	Long Point Park CLO Ltd. 7.28%, 01/17/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,743,962
1,200,000	Madison Park Funding XIII Ltd. 7.09%, 04/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(4)	1,200,018
850,000	Madison Park Funding XXX Ltd. 8.09%, 04/15/2029, 3 mo. USD Term SOFR + 2.76%(1)(4)	847,685
870,000	Magnetite XXV Ltd. 11.94%, 01/25/2032, 3 mo. USD Term SOFR + 6.61%(1)(4)	874,563
	Magnetite XXVIII Ltd.
400,000	7.49%, 01/20/2035, 3 mo. USD Term SOFR + 2.16%(1)(4)	400,090
350,000	8.49%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	343,841
185,000	MMAF Equipment Finance LLC 4.95%, 07/14/2031(1)	181,747
126,506	Mosaic Solar Loans LLC 6.25%, 09/20/2049(1)	121,904
700,000	Neuberger Berman CLO XVI-S Ltd. 7.49%, 04/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	696,534
930,000	Neuberger Berman CLO XX Ltd. 7.49%, 07/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	932,173
1,250,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 7.14%, 04/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	1,246,523
	Neuberger Berman Loan Advisers CLO 38 Ltd.
990,000	7.59%, 10/20/2035, 3 mo. USD Term SOFR + 2.26%(1)(4)	982,449
1,250,000	8.59%, 10/20/2035, 3 mo. USD Term SOFR + 3.26%(1)(4)	1,253,935
	New Economy Assets Phase 1 Sponsor LLC
350,000	1.91%, 10/20/2061(1)	304,873
125,000	2.41%, 10/20/2061(1)	106,522
	Oaktree CLO Ltd.
1,250,000	7.24%, 07/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,250,234
250,000	8.80%, 10/20/2034, 3 mo. USD Term SOFR + 3.47%(1)(4)	248,409
690,000	Octagon Investment Partners 48 Ltd. 8.69%, 10/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	677,853
	OHA Credit Funding 7 Ltd.
1,215,000	7.38%, 02/24/2037, 3 mo. USD Term SOFR + 2.05%(1)(4)	1,217,731

The accompanying notes are an integral part of these financial statements.
59

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 250,000	8.43%, 02/24/2037, 3 mo. USD Term SOFR + 3.10%(1)(4)	$ 248,801
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	192,145
820,000	1.81%, 04/17/2038(1)	750,253
1,250,000	Race Point VIII CLO Ltd. 7.63%, 02/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	1,249,000
658,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	628,442
217,968	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	200,535
82,516	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	81,805
1,200,000	Sound Point CLO VI-R Ltd. 7.39%, 10/20/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,199,228
2,340,000	Sound Point CLO XXVI Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	2,337,768
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	574,204
100,000	1.89%, 08/25/2045(1)	93,957
285,000	5.90%, 07/25/2048(1)	276,302
95,000	5.90%, 03/25/2049(1)	92,909
	STAR Trust
935,000	7.14%, 01/17/2039, 1 mo. USD Term SOFR + 1.81%(1)(4)	913,975
1,210,000	7.44%, 01/17/2039, 1 mo. USD Term SOFR + 2.11%(1)(4)	1,179,090
105,807	Start II Ltd. 4.09%, 03/15/2044(1)	98,934
1,050,000	Stratus CLO Ltd. 8.24%, 12/28/2029, 3 mo. USD Term SOFR + 2.91%(1)(4)	1,056,915
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	264,960
344,682	Tricon Residential Trust 5.10%, 07/17/2040(1)	337,535
1,145,000	Vantage Data Centers Issuer LLC 6.32%, 03/16/2048(1)	1,134,970
	Voya CLO Ltd.
990,000	7.49%, 10/15/2030, 3 mo. USD Term SOFR + 2.16%(1)(4)	981,139
1,200,000	7.68%, 07/14/2031, 3 mo. USD Term SOFR + 2.35%(1)(4)	1,194,892
800,000	7.79%, 10/18/2031, 3 mo. USD Term SOFR + 2.46%(1)(4)	798,305
1,000,000	Voya Ltd. 7.54%, 10/15/2030, 3 mo. USD Term SOFR + 2.21%(1)(4)	997,842
1,205,000	Whetstone Park CLO Ltd. 8.49%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	1,199,698
		74,999,394
	Whole Loan Collateral CMO - 3.0%
23,068	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	22,300
10,363	BRAVO Residential Funding Trust 2.41%, 05/25/2060(1)(3)	9,877
800,000	COLT Mortgage Loan Trust 3.66%, 12/27/2066(1)(3)	572,951
	Federal National Mortgage Association Connecticut Avenue Securities
49,694	6.88%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(4)	49,796
471,069	7.03%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	473,679
618,000	7.13%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	619,750
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.4% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 95,000	7.83%, 10/25/2043, 30 day USD SOFR Average + 2.50%(1)(4)	$ 97,526
185,000	7.83%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(4)	186,426
1,235,000	8.33%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(4)	1,273,594
1,950,000	8.58%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	2,042,943
48,397	11.34%, 10/25/2028, 30 day USD SOFR Average + 6.01%(4)	50,900
	Flagstar Mortgage Trust
148,129	2.00%, 09/25/2041(1)(3)	123,907
70,219	4.00%, 05/25/2048(1)(3)	62,155
1,099,784	GCAT Trust 4.35%, 04/25/2067(1)(3)	991,112
	GS Mortgage-Backed Securities Corp. Trust
297,338	2.75%, 06/25/2051(1)(3)	227,730
826,133	2.77%, 05/25/2051(1)(3)	628,607
1,111,034	3.26%, 03/27/2051(1)(3)	889,263
445,377	JP Morgan Chase & Co. 7.93%, 10/25/2057, 1 mo. USD Term SOFR + 2.61%(1)(4)	450,436
	JP Morgan Mortgage Trust
747,291	2.83%, 12/25/2051(1)(3)	527,317
3,415,119	4.02%, 11/25/2050(1)(3)	2,905,688
3,023,641	6.44%, 04/25/2054(1)(3)	2,703,911
74,823	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	69,091
26,705	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	26,239
177,308	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	164,180
1,461,757	Sequoia Mortgage Trust 6.51%, 12/25/2053(1)(3)	1,303,473
	Towd Point Mortgage Trust
80,364	2.75%, 06/25/2057(1)(3)	76,616
23,160	3.00%, 01/25/2058(1)(3)	22,486
	Verus Securitization Trust
1,017,191	6.19%, 03/25/2068(1)(5)	1,012,141
275,557	6.26%, 12/25/2068(1)(5)	274,558
		17,858,652
	Total Asset & Commercial Mortgage-Backed Securities (cost $131,092,230)	$ 127,078,155
CONVERTIBLE BONDS - 2.3%
	Biotechnology - 0.1%
476,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	$ 469,575
	Electric - 0.7%
2,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	2,171,259
2,137,000	Duke Energy Corp. 4.13%, 04/15/2026	2,114,016
		4,285,275
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	1,744,657
$ 1,427,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,551,862
		3,296,519
	Healthcare - Products - 0.3%
2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	1,907,400
	Internet - 0.3%
2,100,000	Etsy, Inc. 0.25%, 06/15/2028(7)	1,650,600

The accompanying notes are an integral part of these financial statements.
60

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.3% - (continued)
	Software - 0.4%
$ 2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	$ 2,190,000
	Total Convertible Bonds (cost $14,786,932)	$ 13,799,369
CORPORATE BONDS - 19.5%
	Aerospace/Defense - 0.2%
200,000	BAE Systems PLC 5.25%, 03/26/2031(1)	$ 195,760
	HEICO Corp.
419,000	5.25%, 08/01/2028	414,370
598,000	5.35%, 08/01/2033	587,229
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	121,474
		1,318,833
	Agriculture - 0.3%
330,000	Archer-Daniels-Midland Co. 2.90%, 03/01/2032	275,647
	Philip Morris International, Inc.
770,000	5.13%, 02/15/2030	756,785
240,000	5.13%, 02/13/2031	233,323
858,000	5.25%, 02/13/2034	827,526
		2,093,281
	Airlines - 0.0%
34,281	United Airlines Pass-Through Trust 4.60%, 09/01/2027	33,036
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
311,000	4.38%, 04/15/2038	275,527
575,000	5.55%, 01/23/2049	566,048
385,000	Keurig Dr Pepper, Inc. 5.05%, 03/15/2029	378,877
		1,220,452
	Biotechnology - 0.0%
180,000	Amgen, Inc. 5.25%, 03/02/2030	178,396
	Chemicals - 0.4%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	96,135
240,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(1)	244,983
860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	864,859
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	536,202
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(7)	657,229
105,000	Nutrien Ltd. 4.90%, 03/27/2028	102,713
		2,502,121
	Commercial Banks - 3.2%
200,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(8)	193,536
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(8)	394,373
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(8)	139,510
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(8)	422,893
428,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(8)	430,357
565,000	Barclays PLC 6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 6 mo. USD SOFR + 2.98% thereafter)(8)	566,280
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Commercial Banks - 3.2% - (continued)
	BNP Paribas SA
$ 390,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD Term SOFR + 1.37% thereafter)(1)(8)	$ 383,026
375,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(8)	378,651
600,000	BPCE SA 6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(8)	617,521
330,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(8)	324,278
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,293,167
110,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(8)	107,651
640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)(7)	633,709
627,000	Credit Suisse AG 7.50%, 02/15/2028	663,663
	Danske Bank AS
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(8)	758,609
200,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(8)	197,612
400,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(8)	401,663
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(8)	750,895
	Deutsche Bank AG
150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(8)	141,110
470,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(8)	482,688
140,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(8)	136,091
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(8)	457,355
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD Term SOFR + 1.46% thereafter)(8)	524,159
370,000	HSBC Holdings PLC 7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(8)	388,014
200,000	ING Groep NV 5.34%, 03/19/2030, (5.34% fixed rate until 03/19/2029; 6 mo. USD SOFR + 1.44% thereafter)(8)	195,990
	JP Morgan Chase & Co.
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(8)	115,352
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(8)	76,284

The accompanying notes are an integral part of these financial statements.
61

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 299,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(8)	$ 284,377
200,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(8)	198,568
	Morgan Stanley
1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(8)	1,257,170
175,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(8)	170,318
529,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(8)	514,216
750,000	U.S. Bancorp 6.79%, 10/26/2027, (6.79% fixed rate until 10/26/2026; 6 mo. USD SOFR + 1.88% thereafter)(8)	769,055
465,000	UBS AG 5.65%, 09/11/2028	467,102
	UBS Group AG
250,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(8)	226,359
1,050,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(8)	869,258
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(1)(8)	734,326
200,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(8)	203,237
	Wells Fargo & Co.
375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(8)	312,192
1,420,000	5.38%, 11/02/2043	1,303,564
410,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(8)	419,867
		18,904,046
	Commercial Services - 0.6%
	Ashtead Capital, Inc.
557,000	2.45%, 08/12/2031(1)	442,130
260,000	4.25%, 11/01/2029(1)	238,265
400,000	5.50%, 08/11/2032(1)	383,409
200,000	5.95%, 10/15/2033(1)	196,933
175,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	173,727
	ERAC USA Finance LLC
330,000	4.90%, 05/01/2033(1)	313,116
215,000	5.20%, 10/30/2034(1)	207,643
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	73,973
	TriNet Group, Inc.
540,000	3.50%, 03/01/2029(1)	473,474
300,000	7.13%, 08/15/2031(1)	301,544
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	135,959
55,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	56,030
520,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	531,557
		3,527,760
	Construction Materials - 0.4%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	651,862
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Construction Materials - 0.4% - (continued)
$ 410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	$ 359,278
345,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	343,275
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	855,550
		2,209,965
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	643,122
250,000	LKQ Corp. 5.75%, 06/15/2028	249,715
		892,837
	Diversified Financial Services - 1.4%
	American Express Co.
406,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(8)	389,445
40,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(8)	41,868
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	395,123
1,250,000	3.50%, 11/01/2027(1)	1,149,920
775,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	513,181
	Capital One Financial Corp.
285,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(8)	279,882
95,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(8)	93,675
255,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(8)	257,570
135,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(8)	138,900
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	194,805
525,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	528,807
775,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	797,800
785,000	goeasy Ltd. 7.63%, 07/01/2029(1)	788,269
	Intercontinental Exchange, Inc.
545,000	4.00%, 09/15/2027	521,573
218,000	4.35%, 06/15/2029	207,972
	Nasdaq, Inc.
45,000	5.95%, 08/15/2053	44,391
40,000	6.10%, 06/28/2063	40,070
384,000	Nuveen LLC 5.55%, 01/15/2030(1)	381,042
750,000	OneMain Finance Corp. 7.88%, 03/15/2030	765,295
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	647,840
		8,177,428
	Electric - 1.7%
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	234,759
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	89,546
156,000	6.63%, 02/01/2032	167,212
255,000	Duke Energy Progress LLC 5.25%, 03/15/2033	250,144
80,000	Edison International 6.95%, 11/15/2029	83,970
	Emera U.S. Finance LP
230,000	2.64%, 06/15/2031	184,919
66,000	4.75%, 06/15/2046	51,429
180,000	Eversource Energy 5.45%, 03/01/2028	178,537

The accompanying notes are an integral part of these financial statements.
62

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Electric - 1.7% - (continued)
$ 575,000	Exelon Corp. 5.10%, 06/15/2045	$ 508,906
	FirstEnergy Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	60,223
750,000	4.15%, 04/15/2025(1)	737,415
15,000	5.15%, 03/30/2026(1)	14,780
20,000	5.20%, 04/01/2028(1)	19,742
335,000	Florida Power & Light Co. 5.10%, 04/01/2033	326,648
1,707,000	Georgia Power Co. 4.70%, 05/15/2032	1,615,442
775,000	ITC Holdings Corp. 5.40%, 06/01/2033(1)	752,113
	NextEra Energy Capital Holdings, Inc.
160,000	5.75%, 09/01/2025	160,104
110,000	6.05%, 03/01/2025	110,231
	Pacific Gas & Electric Co.
275,000	3.30%, 12/01/2027	252,602
610,200	4.50%, 07/01/2040	495,138
505,000	5.90%, 06/15/2032	498,677
203,000	6.75%, 01/15/2053	209,275
	Public Service Enterprise Group, Inc.
230,000	5.20%, 04/01/2029	225,758
130,000	5.45%, 04/01/2034	126,513
153,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	107,935
	SCE Recovery Funding LLC
115,445	0.86%, 11/15/2033	97,717
65,000	1.94%, 05/15/2040	46,181
35,000	2.51%, 11/15/2043	22,769
295,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(8)	267,758
	Southern California Edison Co.
317,000	5.88%, 12/01/2053	310,134
975,000	5.95%, 11/01/2032	991,704
362,212	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	341,980
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	474,300
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	65,820
		10,080,381
	Electronics - 0.1%
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	368,116
441,000	Vontier Corp. 1.80%, 04/01/2026	407,573
		775,689
	Energy-Alternate Sources - 0.1%
575,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	512,582
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	287,324
	Entertainment - 0.2%
260,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	256,293
769,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	701,006
		957,299
	Environmental Control - 0.4%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	386,841
70,000	6.38%, 02/01/2031(1)	69,349
990,000	Republic Services, Inc. 5.00%, 04/01/2034	953,596
775,000	Waste Management, Inc. 4.88%, 02/15/2034	745,128
		2,154,914
	Food - 0.2%
265,000	Post Holdings, Inc. 6.25%, 02/15/2032(1)	262,252
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Food - 0.2% - (continued)
$ 510,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	$ 494,121
517,000	Tyson Foods, Inc. 5.70%, 03/15/2034	507,315
		1,263,688
	Gas - 0.3%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	114,549
765,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	754,631
585,000	Sempra Global 3.25%, 01/15/2032(1)	471,160
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	200,891
		1,541,231
	Hand/Machine Tools - 0.1%
370,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	369,310
	Healthcare - Products - 0.2%
	Alcon Finance Corp.
805,000	3.00%, 09/23/2029(1)	712,982
400,000	5.38%, 12/06/2032(1)	391,833
370,000	Smith & Nephew PLC 5.40%, 03/20/2034	356,847
		1,461,662
	Healthcare - Services - 0.7%
	Centene Corp.
450,000	2.45%, 07/15/2028	393,029
245,000	4.25%, 12/15/2027	231,196
214,000	Dignity Health 3.81%, 11/01/2024	210,971
	HCA, Inc.
110,000	5.45%, 04/01/2031	107,720
1,000,000	5.50%, 06/15/2047	898,262
	Humana, Inc.
155,000	5.38%, 04/15/2031	151,119
196,000	5.50%, 03/15/2053	178,763
229,000	5.88%, 03/01/2033	228,877
200,000	ICON Investments Six DAC 6.00%, 05/08/2034	199,792
775,000	IQVIA, Inc. 5.70%, 05/15/2028	774,845
565,000	Providence St Joseph Health Obligated Group 5.40%, 10/01/2033	554,465
75,000	Sutter Health 2.29%, 08/15/2030	62,854
145,000	Toledo Hospital 5.75%, 11/15/2038	143,434
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,744
25,000	4.75%, 05/15/2052	21,728
		4,161,799
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	435,150
	Insurance - 0.9%
144,000	American International Group, Inc. 3.40%, 06/30/2030	128,448
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	337,939
800,000	2.50%, 03/24/2028(1)	706,515
285,000	5.58%, 01/09/2029(1)	282,264
517,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	414,149
70,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	70,395
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	303,584
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	951,343
325,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	319,778
500,000	HUB International Ltd. 7.25%, 06/15/2030(1)	507,329
385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	375,356

The accompanying notes are an integral part of these financial statements.
63

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Insurance - 0.9% - (continued)
$ 150,000	Met Tower Global Funding 5.25%, 04/12/2029(1)	$ 147,942
675,000	Unum Group 5.75%, 08/15/2042	634,490
		5,179,532
	Internet - 0.1%
840,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	782,753
	Investment Company Security - 0.1%
315,000	Abu Dhabi Developmental 5.38%, 05/08/2029	313,327
200,000	Abu Dhabi Developmental Holding Co. PJSC 5.50%, 05/08/2034	199,014
250,000	JAB Holdings BV 3.75%, 05/28/2051(1)	153,977
		666,318
	IT Services - 0.1%
	Booz Allen Hamilton, Inc.
475,000	3.88%, 09/01/2028(1)	439,314
70,000	5.95%, 08/04/2033	70,488
		509,802
	Leisure Time - 0.1%
85,000	Carnival Corp. 7.00%, 08/15/2029(1)	87,260
460,000	Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(1)	484,962
		572,222
	Lodging - 0.0%
200,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	190,695
	Machinery-Diversified - 0.1%
680,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	668,250
	Media - 0.7%
950,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	840,529
	Comcast Corp.
618,000	3.25%, 11/01/2039	458,508
780,000	4.80%, 05/15/2033(7)	742,384
	Discovery Communications LLC
178,000	4.00%, 09/15/2055	111,552
1,000,000	5.20%, 09/20/2047	786,540
1,000,000	Paramount Global 5.85%, 09/01/2043	791,473
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	72,702
60,000	7.30%, 07/01/2038	58,327
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	222,960
		4,084,975
	Mining - 0.2%
	Glencore Funding LLC
95,000	5.89%, 04/04/2054(1)	89,827
911,000	6.38%, 10/06/2030(1)	934,610
		1,024,437
	Oil & Gas - 0.9%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,586,494
	Equinor ASA
35,000	2.88%, 04/06/2025	34,184
560,000	3.00%, 04/06/2027	526,851
825,000	Occidental Petroleum Corp. 3.40%, 04/15/2026	787,728
615,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	627,382
800,000	Sunoco LP 7.25%, 05/01/2032(1)	815,520
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Oil & Gas - 0.9% - (continued)
	Var Energi ASA
$ 445,000	7.50%, 01/15/2028(1)	$ 464,415
200,000	8.00%, 11/15/2032(1)	219,548
		5,062,122
	Packaging & Containers - 0.2%
	Berry Global, Inc.
275,000	5.50%, 04/15/2028	271,733
500,000	5.65%, 01/15/2034(1)	483,006
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	300,743
		1,055,482
	Pharmaceuticals - 0.2%
	AbbVie, Inc.
600,000	4.75%, 03/15/2045	534,213
265,000	4.95%, 03/15/2031	259,927
20,000	5.35%, 03/15/2044	19,335
80,000	5.40%, 03/15/2054	77,553
200,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(1)	200,893
360,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	345,146
		1,437,067
	Pipelines - 1.3%
70,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	67,295
	Columbia Pipelines Operating Co. LLC
90,000	5.93%, 08/15/2030(1)	90,125
174,000	6.50%, 08/15/2043(1)	176,747
	Energy Transfer LP
1,200,000	4.40%, 03/15/2027	1,162,087
1,125,000	4.75%, 01/15/2026	1,106,318
155,000	4.95%, 06/15/2028	151,032
385,000	5.00%, 05/15/2050	319,307
1,100,000	5.25%, 04/15/2029	1,082,595
30,000	5.55%, 05/15/2034	29,213
405,200	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	337,923
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	245,569
40,000	3.45%, 10/15/2027(1)	37,026
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,119,894
200,000	Targa Resources Corp. 6.15%, 03/01/2029	203,430
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	208,645
360,000	6.25%, 01/15/2030(1)	356,424
75,000	Western Midstream Operating LP 6.15%, 04/01/2033	74,955
760,000	Williams Cos., Inc. 5.65%, 03/15/2033	753,707
		7,522,292
	Real Estate Investment Trusts - 1.5%
765,000	American Tower Corp. 5.65%, 03/15/2033	753,502
1,705,000	American Tower Trust I 5.49%, 03/15/2028(1)	1,696,732
410,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	420,121
	Brixmor Operating Partnership LP
285,000	4.05%, 07/01/2030	258,012
440,000	4.13%, 05/15/2029	405,844
	Extra Space Storage LP
110,000	5.50%, 07/01/2030	108,372
220,000	5.90%, 01/15/2031	221,024
	GLP Capital LP/GLP Financing II, Inc.
750,000	4.00%, 01/15/2030	671,927
621,000	6.75%, 12/01/2033	636,542
358,000	Kite Realty Group LP 5.50%, 03/01/2034	341,422
649,000	LXP Industrial Trust 6.75%, 11/15/2028	663,972
455,000	Realty Income Corp. 5.13%, 02/15/2034	432,872

The accompanying notes are an integral part of these financial statements.
64

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Real Estate Investment Trusts - 1.5% - (continued)
	SBA Tower Trust
$ 100,000	1.63%, 05/15/2051(1)	$ 88,953
100,000	1.88%, 07/15/2050(1)	93,059
215,000	2.84%, 01/15/2050(1)	210,192
1,280,000	VICI Properties LP 4.95%, 02/15/2030	1,214,032
440,000	VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(1)	436,384
	WEA Finance LLC
40,000	2.88%, 01/15/2027(1)	36,408
85,000	3.50%, 06/15/2029(1)	74,202
		8,763,572
	Retail - 0.3%
105,000	AutoZone, Inc. 6.25%, 11/01/2028	108,160
775,000	Dollar General Corp. 4.63%, 11/01/2027	753,251
800,000	Dollar Tree, Inc. 4.20%, 05/15/2028	760,149
		1,621,560
	Semiconductors - 0.2%
695,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	575,225
468,000	Intel Corp. 5.60%, 02/21/2054	440,068
		1,015,293
	Software - 0.6%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	157,243
	Constellation Software, Inc.
55,000	5.16%, 02/16/2029(1)	53,784
685,000	5.46%, 02/16/2034(1)	667,622
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	523,751
	Oracle Corp.
585,000	2.88%, 03/25/2031	494,842
240,000	2.95%, 04/01/2030	208,425
847,000	3.65%, 03/25/2041	631,260
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	562,169
		3,299,096
	Telecommunications - 0.8%
	AT&T, Inc.
11,000	3.65%, 06/01/2051	7,566
24,000	3.85%, 06/01/2060	16,228
428,000	4.30%, 12/15/2042	347,801
415,000	4.75%, 05/15/2046	351,804
345,000	ILIAD HOLDING SAS 8.50%, 04/15/2031	345,000
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	696,780
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	870,601
425,000	NBN Co. Ltd. 1.63%, 01/08/2027(1)	384,199
208,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	207,523
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	246,463
741,000	3.38%, 04/15/2029	673,292
775,000	4.50%, 04/15/2050	630,300
	Verizon Communications, Inc.
115,000	2.88%, 11/20/2050	70,182
185,000	2.99%, 10/30/2056	109,147
123,000	3.00%, 11/20/2060	71,238
		5,028,124
	Trucking & Leasing - 0.3%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	572,706
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.5% - (continued)
	Trucking & Leasing - 0.3% - (continued)
$ 745,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 03/10/2025(1)	$ 733,124
800,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	780,078
		2,085,908
	Total Corporate Bonds (cost $123,749,264)	$ 115,628,684
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Israel - 0.1%
375,000	Israel Government International Bonds 5.38%, 03/12/2029	$ 367,031
	Mexico - 0.1%
335,000	Mexico Government International Bonds 6.40%, 05/07/2054	315,391
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
528,000	5.00%, 01/16/2034(1)	508,102
406,000	5.75%, 01/16/2054(1)	378,595
		886,697
	Total Foreign Government Obligations (cost $1,622,617)	$ 1,569,119
MUNICIPAL BONDS - 0.8%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
15,000	4.09%, 11/01/2051	$ 12,131
50,000	4.51%, 11/01/2051	43,274
80,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	52,304
		107,709
	Build America Bonds - 0.1%
350,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	369,329
	Metropolitan Transportation Auth, NY, Rev
10,000	6.20%, 11/15/2026	10,048
195,000	6.81%, 11/15/2040	207,800
77,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	82,553
		669,730
	General - 0.1%
19,406	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	21,156
120,000	Kansas Dev Finance Auth, KS, Rev, (AGM Insured) 5.37%, 05/01/2026	119,578
575,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	604,940
		745,674
	General Obligation - 0.3%
650,000	State of Illinois, IL, GO 5.10%, 06/01/2033	635,057
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,035,220
		1,670,277
	Tobacco - 0.0%
35,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	31,991

The accompanying notes are an integral part of these financial statements.
65

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Transportation - 0.2%
$ 60,000	Metropolitan Transportation Auth, NY, Rev 5.18, 11/15/2049,	$ 59,330
1,350,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (AGM Insured) 3.22%, 01/15/2035	1,100,347
		1,159,677
	Utilities - 0.1%
232,810	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	230,349
	Total Municipal Bonds (cost $5,356,326)	$ 4,615,407
SENIOR FLOATING RATE INTERESTS - 9.0%(9)
	Advertising - 0.2%
1,131,024	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 1,135,831
	Aerospace/Defense - 0.2%
328,350	Barnes Group, Inc. 7.82%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	328,862
270,875	Spirit Aerosystems, Inc. 9.58%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	272,062
737,250	TransDigm, Inc. 8.57%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	740,796
		1,341,720
	Airlines - 0.1%
228,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	236,906
149,500	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	153,315
126,636	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	130,448
		520,669
	Apparel - 0.1%
106,655	Birkenstock GmbH & Co. KG 8.83%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	106,988
418,286	Crocs, Inc. 7.56%, 02/20/2029, 3 mo. USD Term SOFR + 2.25%	419,750
326,700	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	326,563
		853,301
	Auto Parts & Equipment - 0.2%
563,587	Clarios Global LP 8.32%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	564,997
378,048	First Brands Group LLC 10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	361,037
		926,034
	Chemicals - 0.1%
495,000	Momentive Performance Materials, Inc. 9.82%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	490,362
223,312	Starfruit Finco BV 9.42%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	223,480
		713,842
	Commercial Services - 0.7%
620,799	AlixPartners LLP 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	622,264
360,750	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	360,750
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Commercial Services - 0.7% - (continued)
	Belron Finance U.S. LLC
$ 148,875	7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	$ 148,921
237,469	7.82%, 11/13/2025, 3 mo. USD Term SOFR + 2.25%	237,542
171,267	Corp. Service Co. 8.07%, 11/02/2029, 1 mo. USD Term SOFR + 2.75%	171,624
210,000	Fugue Finance BV 9.07%, 02/26/2031, 1 mo. USD Term SOFR + 3.75%	210,722
240,000	Groundworks LLC 8.82%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	240,380
220,000	GTCR W Merger Sub LLC 8.31%, 01/31/2031, 1 mo. USD Term SOFR + 3.00%	220,414
165,000	PG Investment Co. 59 SARL 8.81%, 03/26/2031, 3 mo. USD Term SOFR + 3.50%	165,549
	Verisure Holding AB
EUR 575,000	6.89%, 08/06/2026, 3 mo. EURIBOR + 3.00%	612,873
430,000	6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	457,175
$ 240,000	Wand NewCo 3, Inc. 9.07%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%	241,267
611,100	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	612,518
		4,301,999
	Construction Materials - 0.3%
320,000	Chamberlain Group, Inc. 9.07%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%	320,458
150,161	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	150,604
180,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	180,751
748,135	Quikrete Holdings, Inc. 7.82%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	748,404
253,277	Standard Industries, Inc. 7.68%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	253,885
272,941	Tamko Building Products LLC 8.58%, 09/20/2030, 3 mo. USD Term SOFR + 3.25%	272,941
		1,927,043
	Distribution/Wholesale - 0.3%
718,125	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	719,676
669,364	Core & Main LP 7.92%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	671,875
422,878	Windsor Holdings III LLC 9.32%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	426,049
		1,817,600
	Diversified Financial Services - 0.5%
375,000	Advisor Group, Inc. 9.32%, 08/17/2028, 1 mo. USD Term SOFR + 4.00%	377,044
949,316	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	953,635
733,187	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	735,152

The accompanying notes are an integral part of these financial statements.
66

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 623,220	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$ 623,301
350,000	Setanta Aircraft Leasing DAC 7.56%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	350,787
		3,039,919
	Electronics - 0.1%
321,850	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	322,755
200,750	Ingram Micro, Inc. 8.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	201,252
		524,007
	Engineering & Construction - 0.1%
729,933	Brown Group Holding LLC 8.17%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	729,823
102,638	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	102,454
		832,277
	Entertainment - 0.5%
	Caesars Entertainment, Inc.
200,000	8.07%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	200,100
316,800	8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	317,117
495,000	Cinemark USA, Inc. 9.06%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	496,589
495,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	495,371
108,075	Great Canadian Gaming Corp. 9.59%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	108,426
334,162	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	335,763
476,335	SeaWorld Parks & Entertainment, Inc. 7.82%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	475,639
495,807	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	496,581
		2,925,586
	Environmental Control - 0.1%
161,930	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	161,843
435,600	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	436,963
		598,806
	Food - 0.0%
218,792	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	219,347
	Food Service - 0.0%
177,175	Aramark Services, Inc. 7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	176,865
	Healthcare - Products - 0.1%
254,430	Avantor Funding, Inc. 7.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	255,025
508,818	Medline Borrower LP 8.07%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	509,942
		764,967
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Healthcare - Services - 0.1%
$ 610,384	Surgery Center Holdings, Inc. 8.82%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	$ 613,565
	Insurance - 0.9%
666,883	Acrisure LLC 8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	665,509
118,500	AmWINS Group, Inc. 8.18%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	118,693
350,000	AssuredPartners, Inc. 8.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	351,477
	Asurion LLC
296,305	8.68%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	289,310
462,840	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	448,955
145,000	10.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	131,679
430,000	Howden Group Holdings Ltd. 8.82%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	431,075
911,686	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	916,207
904,776	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	907,834
325,000	Truist Insurance Holdings LLC 8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	325,611
721,287	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	722,686
		5,309,036
	Internet - 0.2%
331,148	Gen Digital, Inc. 7.42%, 09/12/2029, 1 mo. USD Term SOFR + 2.00%	331,440
673,723	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	670,967
		1,002,407
	IT Services - 0.1%
	Amentum Government Services Holdings LLC
103,163	9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	103,292
149,187	9.43%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	149,250
332,271	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	332,211
		584,753
	Leisure Time - 0.2%
	Carnival Corp.
76,304	8.07%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	76,686
224,232	8.07%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	224,934
364,688	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	364,687
262,575	MajorDrive Holdings IV LLC 9.57%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	263,560
		929,867
	Machinery-Diversified - 0.0%
245,000	CD&R Hydra Buyer, Inc. 9.42%, 03/25/2031, 3 mo. USD Term SOFR + 4.00%	247,041

The accompanying notes are an integral part of these financial statements.
67

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Media - 0.7%
$ 369,550	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	$ 366,316
	CSC Holdings LLC
349,488	7.94%, 04/15/2027, 1 mo. USD Term SOFR + 2.50%	293,790
476,116	9.82%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	458,685
315,720	DirecTV Financing, LLC 10.69%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	315,600
482,323	EW Scripps Co. 7.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	475,643
305,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	306,068
750,000	Telenet Financing USD LLC 7.44%, 04/30/2028, 3 mo. USD Term SOFR + 2.00%	719,438
410,000	Virgin Media Bristol LLC 8.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	403,440
500,000	Ziggo Financing Partnership 7.94%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	493,195
		3,832,175
	Mining - 0.1%
273,627	Arsenal AIC Parent LLC 9.07%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	275,337
	Packaging & Containers - 0.2%
546,000	Berlin Packaging LLC 9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	546,071
407,737	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	409,267
165,000	Supplyone, Inc 9.57%, 03/27/2031, 1 mo. USD Term SOFR + 4.25%	165,412
		1,120,750
	Pharmaceuticals - 0.2%
411,831	Elanco Animal Health, Inc. 7.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	410,871
275,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	273,969
306,504	Jazz Financing Lux SARL 8.43%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	308,230
		993,070
	Pipelines - 0.5%
793,650	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	796,380
475,053	Northriver Midstream Finance LP 7.80%, 08/16/2030, 3 mo. USD Term SOFR + 2.50%	475,647
510,738	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	512,015
393,902	Traverse Midstream Partners LLC 8.83%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	394,272
795,703	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	799,435
		2,977,749
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Retail - 0.7%
$ 439,065	1011778 BC Unlimited Liability Co. 7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	$ 439,377
418,881	Beacon Roofing Supply, Inc. 7.32%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	419,895
498,359	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	498,090
681,329	Harbor Freight Tools USA, Inc. 8.18%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	681,513
530,401	IRB Holding Corp. 8.17%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	531,011
593,696	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	593,945
369,550	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	343,848
253,363	Petco Health & Wellness Co., Inc. 8.82%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	218,356
461,938	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	465,194
		4,191,229
	Semiconductors - 0.1%
480,294	MKS Instruments, Inc. 7.82%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	480,596
	Software - 1.2%
395,000	Cotiviti Corp. 8.56%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	395,328
631,194	DCert Buyer, Inc. 9.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	629,231
872,299	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	873,634
306,346	E2open LLC 8.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	307,207
292,500	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	293,962
114,712	Genesys Cloud Services Holdings II LLC 9.18%, 12/01/2027, 1 mo. USD Term SOFR + 3.75%	115,286
354,112	Iron Mountain, Inc. 7.57%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%	352,784
525,207	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	525,280
472,649	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	473,708
419,250	Polaris Newco LLC 9.59%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	416,403
358,200	Quartz Acquireco LLC 8.81%, 06/28/2030, 3 mo. USD Term SOFR + 3.50%	359,769
470,000	Rocket Software, Inc. 10.07%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	466,917
193,630	SS&C European Holdings SARL 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	193,583
205,080	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	205,031

The accompanying notes are an integral part of these financial statements.
68

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(9) - (continued)
	Software - 1.2% - (continued)
$ 496,822	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	$ 499,306
744,233	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	744,895
		6,852,324
	Telecommunications - 0.1%
EUR 548,617	Lorca Holdco Ltd. 8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	585,396
$ 162,741	Zacapa SARL 9.31%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	162,469
		747,865
	Transportation - 0.1%
362,842	First Student Bidco, Inc. 8.56%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	363,013
	Total Senior Floating Rate Interests (cost $53,150,408)	$ 53,140,590
U.S. GOVERNMENT AGENCIES - 2.3%
	Mortgage-Backed Agencies - 2.3%
	Federal Home Loan Mortgage Corp. - 2.2%
2,950,490	1.42%, 06/25/2030(2)(3)	$ 187,215
5,536,939	1.53%, 07/25/2030(2)(3)	370,077
1,125,000	2.86%, 10/25/2034	910,815
2,900,000	4.05%, 07/25/2033	2,667,630
200,000	4.43%, 02/25/2033(3)	189,863
2,800,000	4.50%, 07/25/2033(3)	2,665,693
509,149	5.00%, 06/01/2053	482,612
134,715	5.00%, 11/01/2053	127,664
70,634	5.50%, 03/01/2053	68,694
479,980	5.50%, 05/01/2053	466,029
140,290	5.50%, 06/01/2053	136,186
70,278	5.50%, 09/01/2053	68,352
166,662	5.50%, 11/01/2053	161,786
527,490	7.53%, 05/25/2042, 30 day USD SOFR Average + 2.20%(1)(4)	535,402
940,825	8.83%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	984,740
1,265,000	10.13%, 10/25/2050, 30 day USD SOFR Average + 4.80%(1)(4)	1,439,822
1,040,288	11.44%, 08/25/2050, 30 day USD SOFR Average + 6.11%(1)(4)	1,188,861
		12,651,441
	Federal National Mortgage Association - 0.0%
69,832	5.50%, 08/01/2053	67,895
22,073	5.83%, 10/25/2024, 30 day USD SOFR Average + 0.51%(4)	21,955
		89,850
	Government National Mortgage Association - 0.1%
543,037	2.50%, 10/20/2049	458,968
19	6.00%, 02/20/2026	19
168	6.00%, 02/20/2027	169
61	6.00%, 01/20/2028	62
1,154	6.00%, 02/20/2028	1,169
2,153	6.00%, 04/20/2028	2,200
723	6.00%, 06/15/2028	738
4,022	6.00%, 07/20/2028	4,109
3,443	6.00%, 08/20/2028	3,517
1,444	6.00%, 10/15/2028	1,459
4,320	6.00%, 11/15/2028	4,385
4,762	6.00%, 03/20/2029	4,837
6,898	6.00%, 09/20/2029	7,009
12,733	6.00%, 04/20/2030	12,858
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.3% - (continued)
	Mortgage-Backed Agencies - 2.3% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 1,121	6.00%, 06/20/2030	$ 1,133
1,326	6.00%, 08/15/2034	1,364
9,744	6.50%, 03/15/2028	9,970
1,529	6.50%, 05/15/2028	1,571
1,658	6.50%, 07/15/2028	1,694
3,751	6.50%, 10/15/2028	3,860
118	6.50%, 12/15/2028	121
4,123	6.50%, 01/15/2029	4,228
2,887	6.50%, 02/15/2029	2,963
10,703	6.50%, 03/15/2029	10,927
1,306	6.50%, 04/15/2029	1,344
3,860	6.50%, 05/15/2029	3,953
2,294	6.50%, 06/15/2029	2,369
3,571	6.50%, 02/15/2035	3,636
2,813	7.00%, 11/15/2031	2,853
2,205	7.00%, 03/15/2032	2,237
54,609	7.00%, 11/15/2032	56,350
1,123	7.00%, 01/15/2033	1,149
4,236	7.00%, 05/15/2033	4,315
5,585	7.00%, 07/15/2033	5,684
11,233	7.00%, 11/15/2033	11,462
1,011	8.00%, 04/15/2030	1,014
4,541	8.00%, 05/15/2030	4,522
138	8.00%, 07/15/2030	138
2,870	8.00%, 08/15/2030	2,863
4,879	8.00%, 11/15/2030	4,880
49,558	8.00%, 02/15/2031	50,181
		698,280
	Total U.S. Government Agencies (cost $13,467,450)	$ 13,439,571
U.S. GOVERNMENT SECURITIES - 11.3%
	U.S. Treasury Securities - 11.3%
	U.S. Treasury Bonds - 3.6%
1,499,400	2.88%, 05/15/2052	$ 1,054,148
1,981,400	3.00%, 08/15/2048(10)	1,446,422
1,419,000	3.25%, 05/15/2042	1,138,803
2,082,400	3.38%, 08/15/2042	1,697,563
1,347,400	3.63%, 02/15/2053	1,099,973
1,394,900	3.63%, 05/15/2053	1,138,860
1,545,700	3.88%, 02/15/2043	1,349,106
1,799,200	3.88%, 05/15/2043	1,567,694
1,118,600	4.00%, 11/15/2042	995,860
1,253,400	4.00%, 11/15/2052	1,097,410
809,300	4.13%, 08/15/2053	723,944
1,744,800	4.25%, 02/15/2054	1,595,947
1,821,900	4.38%, 08/15/2043	1,700,060
1,804,000	4.50%, 02/15/2044	1,711,263
1,469,000	4.75%, 11/15/2043	1,439,850
1,361,600	4.75%, 11/15/2053	1,353,090
		21,109,993
	U.S. Treasury Notes - 7.7%
460,000	0.25%, 09/30/2025	429,345
980,000	0.88%, 09/30/2026	889,771
350,000	1.25%, 03/31/2028	305,963
420,000	1.25%, 05/31/2028	365,384
1,635,900	3.13%, 08/31/2027	1,549,568
778,700	3.50%, 01/31/2028	743,476
797,000	3.50%, 04/30/2028	759,516
89,000	3.50%, 04/30/2030	83,354
616,700	3.63%, 05/15/2026	599,909
1,180,200	3.63%, 03/31/2028	1,130,687
529,000	3.63%, 05/31/2028	506,290
2,408,000	3.75%, 12/31/2028	2,307,541
161,000	3.75%, 05/31/2030	152,717

The accompanying notes are an integral part of these financial statements.
69

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.3% - (continued)
	U.S. Treasury Securities - 11.3% - (continued)
	U.S. Treasury Notes - 7.7% - (continued)
$ 444,000	3.75%, 06/30/2030	$ 420,968
370,000	3.75%, 12/31/2030	349,693
1,468,000	3.88%, 11/30/2027	1,421,724
1,449,400	3.88%, 12/31/2027	1,403,031
79,000	3.88%, 11/30/2029	75,686
18,600	3.88%, 12/31/2029	17,810
3,750,000	4.00%, 12/15/2025(10)	3,683,350
150,000	4.00%, 01/15/2027	146,508
1,769,500	4.00%, 02/29/2028	1,719,180
574,000	4.00%, 06/30/2028	557,049
2,352,200	4.00%, 01/31/2029	2,278,234
123,200	4.00%, 07/31/2030	118,388
2,593,600	4.00%, 02/15/2034	2,455,005
129,000	4.13%, 06/15/2026	126,672
1,138,600	4.13%, 09/30/2027	1,112,937
1,040,000	4.13%, 10/31/2027	1,015,828
663,500	4.13%, 07/31/2028	646,861
2,223,100	4.13%, 03/31/2029	2,164,223
190,200	4.13%, 08/31/2030	183,981
400,000	4.25%, 01/31/2026	394,297
190,000	4.25%, 03/15/2027	186,734
2,188,600	4.25%, 02/28/2029	2,143,118
1,744,000	4.38%, 12/15/2026	1,720,020
938,600	4.38%, 08/31/2028	923,898
1,465,000	4.38%, 11/30/2028	1,442,167
50,000	4.38%, 11/30/2030	49,023
544,200	4.50%, 03/31/2026	538,630
210,600	4.50%, 11/15/2033	207,441
2,033,900	4.63%, 02/28/2026	2,017,772
175,000	4.63%, 09/15/2026	173,585
290,000	4.63%, 10/15/2026	287,700
351,000	4.63%, 11/15/2026	348,244
998,000	4.63%, 09/30/2028	991,957
996,600	4.63%, 04/30/2029	993,543
502,000	4.88%, 04/30/2026	500,725
1,347,000	4.88%, 10/31/2028	1,352,683
236,000	4.88%, 10/31/2030	237,954
1,629,000	5.00%, 10/31/2025	1,624,991
		45,855,131
	Total U.S. Government Securities (cost $70,415,216)	$ 66,965,124
COMMON STOCKS - 28.3%
	Automobiles & Components - 0.9%
5,200	Bayerische Motoren Werke AG	$ 566,536
47,670	Ford Motor Co.	579,190
11,150	Mercedes-Benz Group AG	843,396
5,950	Stellantis NV	131,653
284,800	Suzuki Motor Corp.	3,316,718
		5,437,493
	Banks - 2.2%
202,094	Axis Bank Ltd.	2,820,846
10,900	Banco Bilbao Vizcaya Argentaria SA	117,872
69,800	Banco BPM SpA	458,282
17,350	Banco do Brasil SA	91,618
54,211	BAWAG Group AG(1)	3,236,982
195,500	China CITIC Bank Corp. Ltd. Class H	114,374
153,800	Chongqing Rural Commercial Bank Co. Ltd. Class A	98,548
239,250	CIMB Group Holdings Bhd.	330,650
317,400	Dubai Islamic Bank PJSC	480,477
42,186	KBC Group NV	3,133,751
178,300	Mitsubishi UFJ Financial Group, Inc.	1,776,109
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.3% - (continued)
	Banks - 2.2% - (continued)
3,586	PNC Financial Services Group, Inc.	$ 549,590
7,600	Woori Financial Group, Inc.	77,883
		13,286,982
	Capital Goods - 3.7%
28,496	Assa Abloy AB Class B	752,904
1,154	AZEK Co., Inc.*	52,669
161,766	BAE Systems PLC	2,690,527
7,389	Builders FirstSource, Inc.*	1,350,857
117,000	CK Hutchison Holdings Ltd.	568,242
5,745	Curtiss-Wright Corp.	1,455,898
5,650	Fortune Electric Co. Ltd.	145,541
70,242	Fuji Corp.	1,178,337
54,619	Hensoldt AG	2,151,823
202	Huntington Ingalls Industries, Inc.	55,940
273,000	JGC Holdings Corp.	2,631,494
21,124	Kone OYJ Class B	1,029,731
1,259	MSC Industrial Direct Co., Inc. Class A	114,871
2,240	Northrop Grumman Corp.	1,086,467
4,034	Rheinmetall AG	2,222,915
7,274	Safran SA	1,577,237
15,738	Textron, Inc.	1,331,277
2,424	Vertiv Holdings Co.	225,432
5,793	Vinci SA	678,801
92,200	Weichai Power Co. Ltd. Class A	221,188
73,200	Yutong Bus Co. Ltd. Class A	258,423
		21,780,574
	Commercial & Professional Services - 0.7%
3,700	Adecco Group AG	129,435
3,449	Automatic Data Processing, Inc.	834,279
30,100	Experian PLC	1,214,052
464,400	Persol Holdings Co. Ltd.	642,409
12,335	Science Applications International Corp.	1,587,514
920	Svitzer AS*	30,915
		4,438,604
	Consumer Discretionary Distribution & Retail - 0.2%
4,500	Sanrio Co. Ltd.	75,872
11,312	TJX Cos., Inc.	1,064,346
		1,140,218
	Consumer Durables & Apparel - 1.2%
549	Deckers Outdoor Corp.*	449,340
22,100	Gree Electric Appliances, Inc. of Zhuhai Class A	128,208
7,678	Lennar Corp. Class A	1,164,138
280,302	Midea Group Co. Ltd. Class A	2,695,729
9,839	NIKE, Inc. Class B	907,746
41,500	Sankyo Co. Ltd.	450,774
13,238	Toll Brothers, Inc.	1,576,778
		7,372,713
	Consumer Services - 0.4%
21,400	Compass Group PLC	595,213
574	DoorDash, Inc. Class A*	74,195
5,394	DraftKings, Inc. Class A*	224,175
4,487	McDonald's Corp.	1,225,131
		2,118,714
	Consumer Staples Distribution & Retail - 0.2%
21,350	Koninklijke Ahold Delhaize NV	648,062
12,304	Kroger Co.	681,396
3,300	MatsukiyoCocokara & Co.	46,796
		1,376,254
	Energy - 0.4%
333,000	Adaro Energy Indonesia Tbk. PT	55,344
136,850	Coal India Ltd.	744,046
1,386	HF Sinclair Corp.	75,191

The accompanying notes are an integral part of these financial statements.
70

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.3% - (continued)
	Energy - 0.4% - (continued)
108,550	Indo Tambangraya Megah Tbk. PT	$ 168,399
65,450	New Hope Corp. Ltd.	190,395
25,200	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	73,566
2,541	TechnipFMC PLC	65,100
97,500	Turkiye Petrol Rafinerileri AS	589,463
13,450	Var Energi ASA	43,666
51,400	Whitehaven Coal Ltd.	254,249
65,300	Yancoal Australia Ltd.(7)	233,117
		2,492,536
	Equity Real Estate Investment Trusts (REITs) - 1.1%
2,383	Agree Realty Corp. REIT	136,355
3,593	American Tower Corp. REIT	616,415
14,815	EPR Properties REIT	601,341
42,777	Equity LifeStyle Properties, Inc. REIT	2,579,025
28,750	Fibra Uno Administracion SA de CV REIT	41,151
252	Japan Metropolitan Fund Invest REIT	152,140
4,350	Klepierre SA REIT	116,808
7,845	NNN, Inc. REIT	317,958
34,263	Omega Healthcare Investors, Inc. REIT	1,041,938
2,352	Public Storage REIT	610,226
1,214	Simon Property Group, Inc. REIT	170,604
4,655	VICI Properties, Inc. REIT	132,900
		6,516,861
	Financial Services - 1.3%
8,726	Blue Owl Capital, Inc.	164,834
750	Cboe Global Markets, Inc.	135,863
19,557	Corebridge Financial, Inc.(7)	519,434
76,964	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,924,870
2,450	HDFC Asset Management Co. Ltd.(1)	114,216
4,350	Janus Henderson Group PLC	135,807
66,198	REC Ltd.	401,007
106,562	Rithm Capital Corp. REIT	1,184,969
57,996	Starwood Property Trust, Inc. REIT	1,100,184
2,021	Tradeweb Markets, Inc. Class A	205,556
5,968	Visa, Inc. Class A	1,603,065
		7,489,805
	Food, Beverage & Tobacco - 1.7%
33,137	Altria Group, Inc.	1,451,732
2,731	Bunge Global SA	277,906
198,850	China Feihe Ltd.(1)	108,744
11,014	Coca-Cola Co.	680,335
33,151	Diageo PLC	1,145,688
13,738	Heineken NV	1,336,977
37,826	Imperial Brands PLC	864,330
6,800	Japan Tobacco, Inc.	182,931
3,758	Molson Coors Beverage Co. Class B	215,183
9,984	Nestle SA	1,002,395
4,813	PepsiCo, Inc.	846,655
3,900	Toyo Suisan Kaisha Ltd.	243,884
252,881	Tsingtao Brewery Co. Ltd. Class H	1,822,362
		10,179,122
	Health Care Equipment & Services - 1.6%
8,669	Abbott Laboratories	918,654
1,935,456	Bangkok Dusit Medical Services PCL Class F	1,514,856
2,392	Cardinal Health, Inc.	246,472
578	Cigna Group	206,369
4,878	CVS Health Corp.	330,289
898	Elevance Health, Inc.	474,665
3,850	Fresenius SE & Co. KGaA	114,885
394	Humana, Inc.	119,024
8,356	Medtronic PLC	670,485
35,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,486,357
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.3% - (continued)
	Health Care Equipment & Services - 1.6% - (continued)
4,220	Stryker Corp.	$ 1,420,030
3,961	UnitedHealth Group, Inc.	1,915,936
		9,418,022
	Household & Personal Products - 0.5%
7,184	Colgate-Palmolive Co.	660,353
685	Kimberly-Clark Corp.	93,523
7,236	Procter & Gamble Co.	1,180,915
17,058	Reckitt Benckiser Group PLC	953,662
		2,888,453
	Insurance - 0.8%
2,600	Ageas SA	119,344
125,531	AIA Group Ltd.	919,433
920	Arch Capital Group Ltd.*	86,057
371	Assurant, Inc.	64,702
12,861	AXA SA	444,368
4,498	Axis Capital Holdings Ltd.	275,862
3,412	Chubb Ltd.	848,360
3,527	CNA Financial Corp.	154,976
12,800	Japan Post Holdings Co. Ltd.	122,922
3,949	Marsh & McLennan Cos., Inc.	787,549
694	Reinsurance Group of America, Inc.	129,771
598	RenaissanceRe Holdings Ltd.	131,112
9,425	Unum Group	477,848
		4,562,304
	Materials - 0.4%
384,841	Evraz PLC*(11)	—
22,200	Huaibei Mining Holdings Co. Ltd. Class A	59,054
3,299	Linde PLC	1,454,727
69,050	SSAB AB Class B	386,373
23,800	Vedanta Ltd.	113,589
2,800	Yamato Kogyo Co. Ltd.	150,442
		2,164,185
	Media & Entertainment - 0.3%
851	Comcast Corp. Class A	32,432
5,600	International Games System Co. Ltd.	171,255
2,639	Meta Platforms, Inc. Class A	1,135,219
2,763	Paramount Global Class B	31,470
1,071	Spotify Technology SA*	300,351
		1,670,727
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
5,209	AbbVie, Inc.	847,192
967	Amgen, Inc.	264,900
9,287	AstraZeneca PLC ADR	704,698
17,439	Bristol-Myers Squibb Co.	766,270
13,800	Chugai Pharmaceutical Co. Ltd.	438,893
5,311	Danaher Corp.	1,309,799
2,305	Exelixis, Inc.*	54,075
12,442	Gilead Sciences, Inc.	811,218
10,753	Johnson & Johnson	1,554,776
2,384	Merck & Co., Inc.	308,060
8,158	Merck KGaA	1,296,320
14,767	Novartis AG	1,433,248
7,600	Novo Nordisk AS Class B	974,641
8,600	Ono Pharmaceutical Co. Ltd.	123,869
3,163	Pfizer, Inc.	81,036
2,651	Roche Holding AG	635,217
3,301	Royalty Pharma PLC Class A	91,438
10,009	Viatris, Inc.	115,804
6,573	Zoetis, Inc.	1,046,684
		12,858,138
	Real Estate Management & Development - 0.7%
3,410,837	Ayala Land, Inc.	1,690,823
84,500	CK Asset Holdings Ltd.	360,441
148,500	Kerry Properties Ltd.	287,884

The accompanying notes are an integral part of these financial statements.
71

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.3% - (continued)
	Real Estate Management & Development - 0.7% - (continued)
203,350	Sino Land Co. Ltd.	$ 217,422
2,690,095	SM Prime Holdings, Inc.	1,301,542
12,250	Swire Pacific Ltd. Class A	103,742
99,200	Swire Properties Ltd.	205,162
113,600	Youngor Fashion Co. Ltd.	122,518
		4,289,534
	Semiconductors & Semiconductor Equipment - 2.3%
207	Broadcom, Inc.	269,156
800	Disco Corp.	227,877
12,658	First Solar, Inc.*	2,231,605
11,200	MediaTek, Inc.	337,693
1,742	NVIDIA Corp.	1,505,123
139,554	Realtek Semiconductor Corp.	2,201,486
3,400	Socionext, Inc.	99,401
95,747	Taiwan Semiconductor Manufacturing Co. Ltd.	2,292,543
7,112	Texas Instruments, Inc.	1,254,699
11,500	Tokyo Electron Ltd.	2,522,476
48,000	Tongwei Co. Ltd. Class A	143,451
121,904	Xinjiang Daqo New Energy Co. Ltd. Class A*	410,828
		13,496,338
	Software & Services - 1.4%
3,325	Accenture PLC Class A	1,000,526
219	Adobe, Inc.*	101,360
8,072	Amdocs Ltd.	677,967
3,046	AppLovin Corp. Class A*	214,956
4,826	Capgemini SE	1,014,333
1,783	Crowdstrike Holdings, Inc. Class A*	521,599
2,738	DocuSign, Inc.*	154,971
15,037	Dropbox, Inc. Class A*	348,257
5,014	International Business Machines Corp.	833,327
4,853	Microsoft Corp.	1,889,418
3,013	Nutanix, Inc. Class A*	182,889
1,513	Teradata Corp.*	56,132
8,500	Trend Micro, Inc.	418,865
1,631	Workday, Inc. Class A*	399,155
7,189	Zoom Video Communications, Inc. Class A*	439,248
1,372	Zscaler, Inc.*	237,274
		8,490,277
	Technology Hardware & Equipment - 0.7%
6,300	Anker Innovations Technology Co. Ltd. Class A	74,843
2,772	Apple, Inc.	472,155
3,550	Dell Technologies, Inc. Class C	442,472
12,342	HP, Inc.	346,687
4,800	Keyence Corp.	2,110,894
3,410	NetApp, Inc.	348,536
1,523	Seagate Technology Holdings PLC	130,841
579	TD SYNNEX Corp.	68,229
		3,994,657
	Telecommunication Services - 0.9%
48,893	AT&T, Inc.	825,803
21,909	KDDI Corp.	607,948
69,100	Orange SA	769,103
52,978	SK Telecom Co. Ltd.	1,959,222
35,152	Verizon Communications, Inc.	1,388,152
		5,550,228
	Transportation - 0.8%
460	AP Moller - Maersk AS Class B	666,571
11,062	Canadian National Railway Co.	1,342,643
141,700	COSCO SHIPPING Holdings Co. Ltd. Class A	230,313
34,330	Evergreen Marine Corp. Taiwan Ltd.	199,789
4,900	NIPPON EXPRESS HOLDINGS, Inc.	250,676
5,650	Orient Overseas International Ltd.	82,406
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.3% - (continued)
	Transportation - 0.8% - (continued)
12,686	Ryanair Holdings PLC ADR	$ 1,727,833
49,600	Singapore Airlines Ltd.	236,672
		4,736,903
	Utilities - 1.7%
70,308	Brookfield Renewable Corp. Class A	1,633,958
164,497	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,560,307
272,281	Engie SA*(7)	4,726,964
4,302	NRG Energy, Inc.	312,626
8,355	Vistra Corp.	633,643
		9,867,498
	Total Common Stocks (cost $147,516,050)	$ 167,617,140
EQUITY LINKED SECURITIES - 3.3%
	Banks - 0.9%
87,263	Wells Fargo & Co. (BNP Paribas Issuance BV) 12.00%, 06/26/2024*(1)	$ 5,111,284
	Life Sciences Tools & Services - 0.8%
19,923	Danaher Corp. (Mizuho Markets Cayman LP) 12.00%, 06/26/2024*	4,969,944
	Semiconductors & Semiconductor Equipment - 0.8%
27,429	Advanced Micro Devices, Inc. (RBC Capital Markets LLC) 12.00%, 06/26/2024*(1)	4,435,655
	Technology Hardware & Equipment - 0.8%
29,183	Apple, Inc. (RBC Capital Markets LLC) 12.00%, 06/26/2024*(1)	4,985,009
	Total Equity Linked Securities (cost $19,827,737)	$ 19,501,892
PREFERRED STOCKS - 0.3%
	Banks - 0.0%
50,800	Itausa SA (Preference Shares)(12)	$ 93,527
	Energy - 0.0%
10,100	Petroleo Brasileiro SA (Preference Shares)(12)	81,732
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%(7)	1,693,570
	Total Preferred Stocks (cost $2,187,012)	$ 1,868,829
	Total Long-Term Investments (cost $583,171,242)	$ 585,223,880
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.1%
$ 741,273	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $741,382; collateralized by U.S. Treasury Note at 3.13%, maturing 08/31/2029, with a market value of $756,226	$ 741,273
	Securities Lending Collateral - 0.7%
611,738	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(13)	611,738

The accompanying notes are an integral part of these financial statements.
72

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.7% - (continued)
2,039,129	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(13)		$ 2,039,129
611,739	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(13)		611,739
611,739	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(13)		611,739
			3,874,345
	Total Short-Term Investments (cost $4,615,618)		$ 4,615,618
	Total Investments (cost $587,786,860)	99.6%	$ 589,839,498
	Other Assets and Liabilities	0.4%	2,580,520
	Total Net Assets	100.0%	$ 592,420,018
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $183,747,099, representing 31.0% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $1,744,657, representing 0.3% of net assets.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $1,598,070.
(11)	Investment valued using significant unobservable inputs.
(12)	Currently no rate available.
(13)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	71	06/28/2024	$ 14,388,594	$ (141,379)
U.S. Treasury 5-Year Note Future	281	06/28/2024	29,432,555	(536,310)
U.S. Treasury 10-Year Note Future	487	06/18/2024	52,322,062	(1,429,173)
Total				$ (2,106,862)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	15	06/18/2024	$ 1,653,281	$ 56,841
The accompanying notes are an integral part of these financial statements.
73

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Ultra Bond Future	8	06/18/2024	$ 956,500	$ 65,413
Total				$ 122,254
Total futures contracts				$ (1,984,608)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,310,184	USD	3,010,000	CHF	UBS	05/31/2024	$ 24,373
621,787	USD	4,330,000	DKK	BCLY	05/31/2024	1,244
26,236,281	USD	24,527,000	EUR	BNP	05/31/2024	28,750
6,693,874	USD	5,385,000	GBP	BCLY	05/31/2024	(36,046)
15,981,443	USD	2,474,700,000	JPY	JPM	05/31/2024	214,684
1,028,891	USD	1,411,690,000	KRW	JPM	05/31/2024	5,853
3,192,657	USD	184,360,000	PHP	JPM	05/31/2024	3,700
1,507,412	USD	16,340,000	SEK	JPM	05/31/2024	22,660
Total foreign currency contracts						$ 265,218
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
74

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 127,078,155	$ —	$ 127,078,155	$ —
Convertible Bonds	13,799,369	—	13,799,369	—
Corporate Bonds	115,628,684	—	115,628,684	—
Foreign Government Obligations	1,569,119	—	1,569,119	—
Municipal Bonds	4,615,407	—	4,615,407	—
Senior Floating Rate Interests	53,140,590	—	53,140,590	—
U.S. Government Agencies	13,439,571	—	13,439,571	—
U.S. Government Securities	66,965,124	—	66,965,124	—
Common Stocks
Automobiles & Components	5,437,493	579,190	4,858,303	—
Banks	13,286,982	1,220,233	12,066,749	—
Capital Goods	21,780,574	5,673,411	16,107,163	—
Commercial & Professional Services	4,438,604	2,452,708	1,985,896	—
Consumer Discretionary Distribution & Retail	1,140,218	1,064,346	75,872	—
Consumer Durables & Apparel	7,372,713	4,098,002	3,274,711	—
Consumer Services	2,118,714	1,523,501	595,213	—
Consumer Staples Distribution & Retail	1,376,254	681,396	694,858	—
Energy	2,492,536	971,719	1,520,817	—
Equity Real Estate Investment Trusts (REITs)	6,516,861	6,247,913	268,948	—
Financial Services	7,489,805	6,974,582	515,223	—
Food, Beverage & Tobacco	10,179,122	3,471,811	6,707,311	—
Health Care Equipment & Services	9,418,022	6,301,924	3,116,098	—
Household & Personal Products	2,888,453	1,934,791	953,662	—
Insurance	4,562,304	2,956,237	1,606,067	—
Materials	2,164,185	1,454,727	709,458	—
Media & Entertainment	1,670,727	1,499,472	171,255	—
Pharmaceuticals, Biotechnology & Life Sciences	12,858,138	7,955,950	4,902,188	—
Real Estate Management & Development	4,289,534	1,424,060	2,865,474	—
Semiconductors & Semiconductor Equipment	13,496,338	5,260,583	8,235,755	—
Software & Services	8,490,277	7,057,079	1,433,198	—
Technology Hardware & Equipment	3,994,657	1,808,920	2,185,737	—
Telecommunication Services	5,550,228	2,213,955	3,336,273	—
Transportation	4,736,903	3,500,578	1,236,325	—
Utilities	9,867,498	5,140,534	4,726,964	—
Equity Linked Securities	19,501,892	—	19,501,892	—
Preferred Stocks	1,868,829	1,868,829	—	—
Short-Term Investments	4,615,618	3,874,345	741,273	—
Foreign Currency Contracts(2)	301,264	—	301,264	—
Futures Contracts(2)	122,254	122,254	—	—
Total	$ 590,263,016	$ 89,333,050	$ 500,929,966	$ —
Liabilities
Foreign Currency Contracts(2)	$ (36,046)	$ —	$ (36,046)	$ —
Futures Contracts(2)	(2,106,862)	(2,106,862)	—	—
Total	$ (2,142,908)	$ (2,106,862)	$ (36,046)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
75

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Mexico - 0.5%
MXN 9,939,540	Mexico Udibonos 4.00%, 11/03/2050(1)	$ 480,219
	Total Foreign Government Obligations (cost $486,411)	$ 480,219
U.S. GOVERNMENT SECURITIES - 35.9%
	U.S. Treasury Securities - 35.9%
	U.S. Treasury Inflation-Indexed Bonds - 3.6%
$ 525,773	1.75%, 01/15/2028(1)	$ 514,072
570,594	2.00%, 01/15/2026(1)	564,696
553,886	2.38%, 01/15/2027(1)	552,428
491,355	2.50%, 01/15/2029(1)	495,908
227,245	3.38%, 04/15/2032(1)	244,886
517,955	3.63%, 04/15/2028(1)	541,858
603,966	3.88%, 04/15/2029(1)	648,137
		3,561,985
	U.S. Treasury Inflation-Indexed Notes - 32.3%
894,872	0.13%, 04/15/2025(1)	871,859
1,237,651	0.13%, 10/15/2025(1)	1,198,323
964,249	0.13%, 04/15/2026(1)	918,851
1,171,453	0.13%, 07/15/2026(1)	1,116,051
1,322,818	0.13%, 10/15/2026(1)	1,252,720
1,357,160	0.13%, 04/15/2027(1)	1,266,681
1,218,028	0.13%, 01/15/2030(1)	1,079,866
1,361,429	0.13%, 07/15/2030(1)	1,199,548
1,406,463	0.13%, 01/15/2031(1)	1,221,545
1,447,071	0.13%, 07/15/2031(1)	1,247,913
1,561,430	0.13%, 01/15/2032(1)	1,326,963
1,091,691	0.25%, 07/15/2029(1)	988,570
2,374,900	0.38%, 07/15/2025(1)	2,319,627
1,091,802	0.38%, 01/15/2027(1)	1,032,305
1,204,983	0.38%, 07/15/2027(1)	1,134,237
1,239,012	0.50%, 01/15/2028(1)	1,156,790
1,175,233	0.63%, 01/15/2026(1)	1,136,120
1,623,198	0.63%, 07/15/2032(1)	1,429,646
1,063,020	0.75%, 07/15/2028(1)	999,734
933,888	0.88%, 01/15/2029(1)	875,171
1,583,266	1.13%, 01/15/2033(1)	1,439,064
1,355,094	1.25%, 04/15/2028(1)	1,296,831
1,552,865	1.38%, 07/15/2033(1)	1,440,969
1,372,112	1.63%, 10/15/2027(1)	1,342,152
1,120,414	1.75%, 01/15/2034(1)	1,068,705
1,372,617	2.38%, 10/15/2028(1)	1,379,671
		31,739,912
	Total U.S. Government Securities (cost $35,266,308)	$ 35,301,897
COMMON STOCKS - 50.4%
	Capital Goods - 0.4%
12,100	CK Hutchison Holdings Ltd.	$ 58,767
30,900	Keppel Ltd.	154,559
1,720	SHO-BOND Holdings Co. Ltd.	66,421
1,141	Vinci SA	133,698
		413,445
	Consumer Durables & Apparel - 0.2%
1,334	Berkeley Group Holdings PLC	78,340
5,710	Sekisui House Ltd.	131,218
		209,558
	Consumer Services - 0.2%
538	Hyatt Hotels Corp. Class A	80,049
458	Marriott International, Inc. Class A	108,148
		188,197
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.4% - (continued)
	Consumer Staples Distribution & Retail - 0.1%
1,348	Alimentation Couche-Tard, Inc.	$ 74,712
	Energy - 20.4%
1,551	Antero Resources Corp.*	52,749
297,747	BP PLC	1,919,169
248	Cameco Corp.	11,315
444	Canadian Natural Resources Ltd.	33,645
4,628	Cenovus Energy, Inc.	95,071
8,605	Chesapeake Energy Corp.	773,417
8,803	Chevron Corp.	1,419,660
109	Chord Energy Corp.	19,291
1,451	ConocoPhillips	182,275
310	Diamondback Energy, Inc.	62,350
46,578	Enerplus Corp.	911,322
4,828	EOG Resources, Inc.	637,924
19,140	EQT Corp.	767,323
12,820	Equinor ASA	341,119
36,754	Exxon Mobil Corp.	4,346,895
154,778	Gazprom PJSC*(2)	—
421	Hess Corp.	66,303
2,717	LUKOIL PJSC ADR*(2)	—
2,145	Marathon Oil Corp.	57,593
287	Marathon Petroleum Corp.	52,154
26,259	MEG Energy Corp.*	597,225
200	Novatek PJSC GDR*(2)	—
547	ONEOK, Inc.	43,279
1,109	Ovintiv, Inc.	56,914
3,108	Parex Resources, Inc.	54,184
2,018	Pembina Pipeline Corp.	71,007
20,337	Petroleo Brasileiro SA ADR	345,119
784	Phillips 66	112,277
74	Pioneer Natural Resources Co.	19,930
6,337	ProPetro Holding Corp.*	55,259
876	Reliance Industries Ltd.	30,751
71,756	Repsol SA	1,126,288
45,839	Serica Energy PLC	106,143
3,654	Shell PLC	129,895
34,519	Shell PLC ADR	2,473,631
918	Suncor Energy, Inc.	35,029
16,900	Surgutneftegas PJSC ADR*(2)	—
2,410	Targa Resources Corp.	274,885
842	Tenaris SA ADR	27,778
416	Tidewater, Inc.*	38,210
24,759	TotalEnergies SE	1,797,473
4,309	Tourmaline Oil Corp.	210,590
363	Valaris Ltd.*	23,617
183	Valero Energy Corp.	29,256
9,809	Viper Energy, Inc.	374,311
7,647	Williams Cos., Inc.	293,339
		20,075,965
	Equity Real Estate Investment Trusts (REITs) - 12.7%
6,159	Acadia Realty Trust REIT	106,428
7,313	American Assets Trust, Inc. REIT	156,133
8,541	American Healthcare, Inc. REIT	117,268
5,310	American Homes 4 Rent Class A, REIT	190,098
488	American Tower Corp. REIT	83,721
1,837	AvalonBay Communities, Inc. REIT	348,240
1,303	Boardwalk REIT	67,078
15,804	Brixmor Property Group, Inc. REIT	349,268
5,133	CareTrust, Inc. REIT	126,888
73	Centerspace REIT	4,909
35	Comforia Residential, Inc. REIT	75,766
2,196	CubeSmart REIT	88,806
814	Digital Realty Trust, Inc. REIT	112,967

The accompanying notes are an integral part of these financial statements.
76

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.4% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 12.7% - (continued)
26,183	Douglas Emmett, Inc. REIT	$ 358,969
700	EastGroup Properties, Inc. REIT	108,752
79,836	Empire State Realty Trust, Inc. Class A, REIT	726,508
822	Equinix, Inc. REIT	584,532
6,878	Essential Properties Realty Trust, Inc. REIT	181,167
948	Essex Property Trust, Inc. REIT	233,445
1,348	Extra Space Storage, Inc. REIT	181,009
8,362	Goodman Group REIT	168,909
207,274	Hammerson PLC REIT	70,551
25,502	Host Hotels & Resorts, Inc. REIT	481,223
2,436	Independence Realty Trust, Inc. REIT	38,416
240	Invincible Investment Corp. REIT	107,530
2,164	Iron Mountain, Inc. REIT	167,753
7,832	Kite Realty Group Trust REIT	170,738
28,424	Klepierre SA REIT	763,253
723	Lamar Advertising Co. Class A, REIT	83,760
15,708	Land Securities Group PLC REIT	126,953
5,100	Link REIT	21,852
3,290	Macerich Co. REIT	45,270
63,690	NewRiver PLC REIT	59,479
118	Nippon Building Fund, Inc. REIT	450,854
4,869	Omega Healthcare Investors, Inc. REIT	148,066
251	Orix J, Inc. REIT	264,574
29,343	Pebblebrook Hotel Trust REIT	426,354
2,761	Phillips Edison & Co., Inc. REIT	90,285
60,641	Piedmont Office Realty Trust, Inc. Class A, REIT	417,817
3,939	Plymouth Industrial, Inc. REIT	82,246
3,962	Prologis, Inc. REIT	404,322
5,032	Ryman Hospitality Properties, Inc. REIT	530,775
28,614	Sabra Health Care, Inc. REIT	398,307
372	Sekisui House, Inc. REIT	190,613
102,384	Shaftesbury Capital PLC REIT	171,381
5,159	Simon Property Group, Inc. REIT	724,994
3,358	SL Green Realty Corp. REIT	167,329
62,227	Stockland REIT	176,296
637	Sun Communities, Inc. REIT	70,911
3,969	Tanger, Inc. REIT	112,521
7,026	Unibail-Rodamco-Westfield REIT*	585,497
4,424	Veris Residential, Inc. REIT	63,750
4,428	VICI Properties, Inc. REIT	126,419
4,089	Welltower, Inc. REIT	389,600
		12,500,550
	Financial Services - 0.1%
236	Berkshire Hathaway, Inc. Class B*	93,628
	Food, Beverage & Tobacco - 1.8%
19,816	Archer-Daniels-Midland Co.	1,162,406
1,580	Bunge Global SA	160,781
1,571	Ingredion, Inc.	180,021
73,075	SLC Agricola SA	268,652
		1,771,860
	Health Care Equipment & Services - 0.1%
11,246	Brookdale Senior Living, Inc.*	76,360
	Materials - 9.7%
2,741	Agnico Eagle Mines Ltd.	173,642
2,368	Alamos Gold, Inc. Class A	34,832
63,533	Alrosa PJSC*(2)	—
12,697	Anglo American Platinum Ltd.(3)	442,299
12,444	Anglo American PLC	406,638
5,806	ArcelorMittal SA	145,050
9,334	Barrick Gold Corp.	155,132
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.4% - (continued)
	Materials - 9.7% - (continued)
17,705	BHP Group Ltd. Class DI	$ 489,004
2,637	BlueScope Steel Ltd.	38,488
77,538	Centamin PLC	117,088
8,677	CF Industries Holdings, Inc.	685,223
17,579	Dundee Precious Metals, Inc.	133,057
7,132	Endeavour Mining PLC	149,049
1,379	Eramet SA	133,575
18,438	FMC Corp.	1,088,026
8,026	Fortescue Ltd.	133,026
1,694	Franco-Nevada Corp.	203,939
39,275	Glencore PLC	228,524
106,691	Impala Platinum Holdings Ltd.	474,941
6,550	Kinross Gold Corp.	42,250
1,471	Kumba Iron Ore Ltd.	36,227
7,063	Lundin Gold, Inc.	95,993
1,998	Lundin Mining Corp.	22,815
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
25,894	Mosaic Co.	812,813
3,293	Newmont Corp.	133,828
28,073	Northam Platinum Holdings Ltd.	186,639
401	Nucor Corp.	67,581
26,313	Nutrien Ltd.	1,387,470
34,079	OceanaGold Corp.	73,770
73,330	Perseus Mining Ltd.	107,261
258,328	Resolute Mining Ltd.*	70,178
6,668	Rio Tinto PLC	451,162
10,770	SSR Mining, Inc.	57,736
396	Steel Dynamics, Inc.	51,528
1,512	Stelco Holdings, Inc.	43,834
5,982	Torex Gold Resources, Inc.*	84,299
20,211	Yara International ASA	576,118
		9,533,035
	Real Estate Management & Development - 2.0%
938	CBRE Group, Inc. Class A*	81,503
110,093	CK Asset Holdings Ltd.	469,610
42,200	Corp. Inmobiliaria Vesta SAB de CV	149,455
7,390	CTP NV(4)	125,362
975	Daito Trust Construction Co. Ltd.	104,514
8,048	Kojamo OYJ*	88,905
35,707	Mitsui Fudosan Co. Ltd.	363,392
5,083	Pandox AB	78,606
647	PSP Swiss Property AG	79,983
2,720	Sagax AB Class B	68,114
8,073	Swire Pacific Ltd. Class A	68,368
9,737	TAG Immobilien AG*	138,437
16,100	Tokyu Fudosan Holdings Corp.	117,953
27,372	Wharf Holdings Ltd.	88,066
		2,022,268
	Semiconductors & Semiconductor Equipment - 0.0%
1	Tower Semiconductor Ltd.*	28
	Telecommunication Services - 0.3%
3,030	KDDI Corp.	84,079
1,381	KT Corp.	34,528
84,000	Nippon Telegraph & Telephone Corp.	90,691
2,328	SK Telecom Co. Ltd.	86,094
		295,392
	Transportation - 0.3%
655	Aena SME SA(4)	119,367
864	Canadian National Railway Co.	104,868
8,746	Shanghai International Airport Co. Ltd. Class A*	45,365
		269,600

The accompanying notes are an integral part of these financial statements.
77

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.4% - (continued)
	Utilities - 2.1%
1,166	American Electric Power Co., Inc.	$ 100,311
863	Atmos Energy Corp.	101,748
5,797	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	90,227
398	Constellation Energy Corp.	74,004
1,929	Dominion Energy, Inc.	98,340
920	Duke Energy Corp.	90,399
1,448	Edison International	102,895
14,132	Enel SpA	92,882
19,222	Engie SA*(3)	333,706
2,522	Exelon Corp.	94,777
7,677	Iberdrola SA	94,132
4,579	Kansai Electric Power Co., Inc.	68,591
7,952	National Grid PLC	104,308
2,494	PPL Corp.	68,485
1,293	Public Service Enterprise Group, Inc.	89,320
8,187	RWE AG	285,198
1,513	Sempra	108,376
1,246	Vistra Corp.	94,497
		2,092,196
	Total Common Stocks (cost $43,605,730)	$ 49,616,794
EXCHANGE-TRADED FUNDS - 1.1%
	Other Investment Pools & Funds - 1.1%
9,960	iShares Global Energy ETF	$ 429,575
3,008	iShares MSCI Global Metals & Mining Producers ETF (3)	128,351
6,525	VanEck Agribusiness ETF	466,342
1,869	VanEck Gold Miners ETF	61,920
	Total Exchange-Traded Funds (cost $981,051)	$ 1,086,188
PREFERRED STOCKS - 0.0%
	Energy - 0.0%
2,000	Petroleo Brasileiro SA (Preference Shares)(5)	$ 16,184
	Total Preferred Stocks (cost $13,768)	$ 16,184
	Total Long-Term Investments (cost $80,353,268)	$ 86,501,282
SHORT-TERM INVESTMENTS - 14.6%
	Other Investment Pools & Funds - 13.8%
13,557,175	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)	$ 13,557,175
	Repurchase Agreements - 0.2%
$ 188,893	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $188,921; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $192,812	188,893
	Securities Lending Collateral - 0.6%
96,020	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)	96,020
320,065	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(6)	320,065
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 14.6% - (continued)
	Securities Lending Collateral - 0.6% - (continued)
96,019	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(6)		$ 96,019
96,019	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		96,019
			608,123
	Total Short-Term Investments (cost $14,354,191)		$ 14,354,191
	Total Investments (cost $94,707,459)	102.5%	$ 100,855,473
	Other Assets and Liabilities	(2.5)%	(2,434,990)
	Total Net Assets	100.0%	$ 98,420,483
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund invested 12.5% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $244,729, representing 0.2% of net assets.
(5)	Currently no rate available.
(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
78

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	5	05/31/2024	$ 431,650	$ 24,189
Brent Crude Oil Future	5	09/30/2024	418,050	2,410
Brent Crude Oil Future	3	02/28/2025	242,280	(4,606)
California Low Carbon Fuel Futures	28	12/31/2025	180,740	(23,725)
Cotton No. 2 Future	10	12/06/2024	384,150	(29,489)
Gas Oil Future	6	09/12/2024	468,300	(15,687)
Gasoline RBOB Future	5	08/30/2024	532,980	(1,625)
Gold 100oz Future	6	12/27/2024	1,421,400	(37,728)
KC Hard Red Winter Wheat Future	2	09/13/2024	64,800	7,019
LME Copper Future	7	07/15/2024	1,746,927	260,616
LME Copper Future	10	09/16/2024	2,511,250	290,645
LME Lead Future	2	05/13/2024	109,471	5,828
LME Lead Future	3	07/15/2024	166,370	10,955
LME Lead Future	4	09/16/2024	223,260	11,520
LME Nickel Future	9	05/13/2024	1,031,508	69,245
LME Nickel Future	10	07/15/2024	1,153,860	157,238
LME Nickel Future	7	09/16/2024	813,097	34,284
LME Primary Aluminum Future	2	05/13/2024	128,285	12,666
LME Zinc Future	10	05/13/2024	731,205	88,642
LME Zinc Future	13	07/15/2024	951,421	142,668
LME Zinc Future	18	09/16/2024	1,320,750	146,058
Natural Gas Future	42	03/27/2025	1,274,700	7,883
Natural Gas Future	3	09/26/2025	106,260	(23,533)
Natural Gas Future	3	10/29/2025	116,490	(13,303)
Natural Gas Future	3	11/25/2025	130,500	707
NY Harbor ULSD Future	1	08/30/2024	107,356	(5,353)
Platinum Future	12	07/29/2024	568,920	5,147
Platinum Future	6	10/29/2024	288,000	4,970
SGX Iron ORE Future	65	05/31/2024	756,860	32,648
Soybean Future	3	07/12/2024	174,450	(4,048)
Soybean Meal Future	3	07/12/2024	105,570	4,089
Soybean Meal Future	24	12/13/2024	852,000	22,648
Soybean Oil Future	7	07/12/2024	180,642	(20,330)
Soybean Oil Future	30	12/13/2024	793,080	(72,383)
U.K. Emissions Allowances Future	6	12/16/2024	268,253	1,967
World Sugar No. 11 Future	2	09/30/2024	43,590	(600)
WTI Crude Future	3	06/20/2024	243,840	(9,673)
Total				$ 1,081,959
Short position contracts:
LME Copper Future	7	07/15/2024	$ 1,746,927	$ (216,634)
LME Copper Future	7	09/16/2024	1,757,875	(68,145)
LME Lead Future	2	05/13/2024	109,471	(5,686)
LME Lead Future	3	07/15/2024	166,369	(6,909)
LME Lead Future	4	09/16/2024	223,260	(14,932)
LME Nickel Future	9	05/13/2024	1,031,508	(142,098)
LME Nickel Future	10	07/15/2024	1,153,860	(130,734)
LME Nickel Future	1	09/16/2024	116,157	(857)
LME Primary Aluminum Future	2	05/13/2024	128,284	(15,566)
LME Zinc Future	10	05/13/2024	731,205	(101,931)
LME Zinc Future	13	07/15/2024	951,421	(143,972)
LME Zinc Future	12	09/16/2024	880,500	(61,411)
TTF Gas 1st Line Future	1	09/29/2025	106,480	45,315
TTF Gas 1st Line Future	1	10/30/2025	111,090	40,705
TTF Gas 1st Line Future	1	11/27/2025	114,000	37,795
Total				$ (785,060)
Total futures contracts				$ 296,899

The accompanying notes are an integral part of these financial statements.
79

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
191,300,000	JPY	1,235,402	USD	JPM	05/31/2024	$ (16,596)
3,008,203	USD	2,420,000	GBP	BCLY	05/31/2024	(16,199)
Total foreign currency contracts						$ (32,795)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 480,219	$ —	$ 480,219	$ —
U.S. Government Securities	35,301,897	—	35,301,897	—
Common Stocks
Capital Goods	413,445	—	413,445	—
Consumer Durables & Apparel	209,558	—	209,558	—
Consumer Services	188,197	188,197	—	—
Consumer Staples Distribution & Retail	74,712	74,712	—	—
Energy	20,075,965	14,625,127	5,450,838	—
Equity Real Estate Investment Trusts (REITs)	12,500,550	9,337,593	3,162,957	—
Financial Services	93,628	93,628	—	—
Food, Beverage & Tobacco	1,771,860	1,771,860	—	—
Health Care Equipment & Services	76,360	76,360	—	—
Materials	9,533,035	5,719,683	3,813,352	—
Real Estate Management & Development	2,022,268	230,958	1,791,310	—
Semiconductors & Semiconductor Equipment	28	—	28	—
Telecommunication Services	295,392	—	295,392	—
Transportation	269,600	104,868	164,732	—
Utilities	2,092,196	1,113,379	978,817	—
Exchange-Traded Funds	1,086,188	1,086,188	—	—
Preferred Stocks	16,184	16,184	—	—
Short-Term Investments	14,354,191	14,165,298	188,893	—
Futures Contracts(2)	1,467,857	1,467,857	—	—
Total	$ 102,323,330	$ 50,071,892	$ 52,251,438	$ —
Liabilities
Foreign Currency Contracts(2)	$ (32,795)	$ —	$ (32,795)	$ —
Futures Contracts(2)	(1,170,958)	(1,170,958)	—	—
Total	$ (1,203,753)	$ (1,170,958)	$ (32,795)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
80

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro Member Countries
GBP	British Pound
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
SEK	Sweden Krona
SGD	Singapore Dollar
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
IG	Investment Grade
ITRAXX	Markit iTraxx
S&P	Standard & Poor's
SGX	Singapore Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ASA	Allmennaksjeselskap
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
Tbk	Terbuka
TTF	Title Transfer Facility
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

81

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Assets:
Investments in securities, at market value(1)	$ 12,031,059,779	$ 54,012,644	$ 2,726,835	$ 187,847
Repurchase agreements	39,406,395	190,018	—	—
Investments in affiliated investment companies, at market value	—	5,898,608	1,351,342,227	91,166,442
Cash	157,994,891	702,003	—	—
Cash collateral due from broker on foreign currency contracts	280,000	—	—	—
Cash collateral held for securities on loan	2,166,182	11,321	—	—
Foreign currency	8,741,614	7,418	—	—
Unrealized appreciation on foreign currency contracts	2,351,066	12,202	—	—
Receivables:
Investment securities sold	42,701,861	46,922	597,651	95,905
Fund shares sold	14,050,650	1,560	440,619	13,162
Dividends and interest	87,251,742	335,365	1,654,232	60,090
Securities lending income	41,895	91	—	—
Variation margin on futures contracts	1,165,007	—	—	—
Variation margin on centrally cleared swap contracts	90,393	—	—	—
Tax reclaims	3,597,165	67,671	—	—
Other assets	163,847	94,239	60,821	58,963
Total assets	12,391,062,487	61,380,062	1,356,822,385	91,582,409
Liabilities:
Unrealized depreciation on foreign currency contracts	508,735	15,068	—	—
Obligation to return securities lending collateral	43,323,631	226,426	—	—
Cash collateral due to broker on foreign currency contracts	330,000	—	—	—
Payables:
To affiliates	—	12,029	—	—
Investment securities purchased	46,515,998	20,398	—	—
Fund shares redeemed	18,627,550	34,551	938,713	116,867
Investment management fees	5,386,514	17,853	—	7,615
Transfer agent fees	2,877,922	33,108	415,247	35,849
Accounting services fees	340,966	2,034	36,703	2,910
Chief Compliance Officer fees	13,697	69	1,517	103
Board of Directors' fees	50,886	310	4,626	370
Variation margin on futures contracts	—	39,438	—	—
Foreign taxes	14,416	1,838	—	—
Distribution fees	343,497	1,989	48,989	3,378
Accrued expenses	383,326	32,089	47,110	15,451
Total liabilities	118,717,138	437,200	1,492,905	182,543
Net assets	$ 12,272,345,349	$ 60,942,862	$ 1,355,329,480	$ 91,399,866
Summary of Net Assets:
Capital stock and paid-in-capital	$ 11,675,355,857	$ 88,155,074	$ 1,243,008,817	$ 93,350,762
Distributable earnings (loss)	596,989,492	(27,212,212)	112,320,663	(1,950,896)
Net assets	$ 12,272,345,349	$ 60,942,862	$ 1,355,329,480	$ 91,399,866
Shares authorized	1,990,000,000	560,000,000	850,000,000	400,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 14.11	$ 8.79	$ 9.51	$ 10.55
Maximum offering price per share	14.93	9.20	10.06	11.16
Shares outstanding	296,088,664	5,479,916	126,625,061	7,715,405
Net Assets	$ 4,177,972,061	$ 48,181,256	$ 1,204,584,498	$ 81,434,988
Class C: Net asset value per share	$ 13.85	$ 8.83	$ 9.44	$ 10.48
Shares outstanding	99,952,096	460,288	5,498,258	403,273
Net Assets	$ 1,384,800,014	$ 4,062,849	$ 51,907,237	$ 4,227,780
Class I: Net asset value per share	$ 14.11	$ 8.77	$ 9.54	$ 10.57
Shares outstanding	261,823,003	760,933	8,143,678	214,933
Net Assets	$ 3,695,584,791	$ 6,675,156	$ 77,654,727	$ 2,270,955
Class R3: Net asset value per share	$ 14.18	$ 8.80	$ 9.46	$ 10.54
Shares outstanding	8,882,264	36,651	1,035,241	132,770
Net Assets	$ 125,964,424	$ 322,625	$ 9,792,836	$ 1,399,780
The accompanying notes are an integral part of these financial statements.
82

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Class R4: Net asset value per share	$ 14.19	$ 8.75	$ 9.47	$ 10.52
Shares outstanding	4,451,786	16,046	356,199	51,187
Net Assets	$ 63,175,619	$ 140,334	$ 3,372,685	$ 538,583
Class R5: Net asset value per share	$ 14.21	$ 8.73	$ 9.32	$ 10.55
Shares outstanding	2,676,464	1,116	151,926	129,876
Net Assets	$ 38,032,652	$ 9,744	$ 1,416,414	$ 1,370,168
Class R6: Net asset value per share	$ 14.31	$ 8.75	$ —	$ —
Shares outstanding	19,852,837	1,344	—	—
Net Assets	$ 284,116,275	$ 11,760	$ —	$ —
Class Y: Net asset value per share	$ 14.32	$ 8.72	$ —	$ —
Shares outstanding	3,427,999	169,598	—	—
Net Assets	$ 49,076,744	$ 1,478,066	$ —	$ —
Class F: Net asset value per share	$ 14.12	$ 8.69	$ 9.53	$ 10.57
Shares outstanding	173,738,968	7,025	692,460	14,908
Net Assets	$ 2,453,622,769	$ 61,072	$ 6,601,083	$ 157,612
Cost of investments	$ 11,635,941,147	$ 52,217,114	$ 2,726,835	$ 187,847
Cost of investments in affiliated investments	$ —	$ 6,204,714	$ 1,214,674,554	$ 89,482,358
Cost of foreign currency	$ 8,758,399	$ 7,504	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ 41,632,902	$ 378,143	$ —	$ —
The accompanying notes are an integral part of these financial statements.
83

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Assets:
Investments in securities, at market value(1)	$ 1,056,329	$ 637,204	$ 589,098,225	$ 100,666,580
Repurchase agreements	—	—	741,273	188,893
Investments in affiliated investment companies, at market value	519,045,108	306,494,809	—	—
Cash	—	—	6,984,645	—
Cash collateral due from broker on futures contracts	—	—	—	1,311,046
Cash collateral held for securities on loan	—	—	203,913	32,006
Foreign currency	—	—	528,469	73,625
Unrealized appreciation on foreign currency contracts	—	—	301,264	—
Receivables:
From affiliates	—	—	—	24,377
Investment securities sold	141,688	87,424	2,023,296	3,993,239
Fund shares sold	149,332	48,709	71,515	30,392
Dividends and interest	117,109	142,359	3,880,466	217,352
Securities lending income	—	—	3,423	473
Variation margin on futures contracts	—	—	—	168,275
Tax reclaims	—	—	336,366	68,260
Other assets	65,060	65,517	75,107	88,914
Total assets	520,574,626	307,476,022	604,247,962	106,863,432
Liabilities:
Due to custodian	—	—	—	277,647
Unrealized depreciation on foreign currency contracts	—	—	36,046	32,795
Obligation to return securities lending collateral	—	—	4,078,258	640,129
Cash collateral due to broker on foreign currency contracts	—	—	70,000	—
Payables:
Investment securities purchased	—	—	5,997,105	4,368,452
Fund shares redeemed	328,753	218,768	519,308	2,965,260
Investment management fees	43,184	25,581	286,331	73,908
Transfer agent fees	213,784	122,249	244,945	38,552
Accounting services fees	15,597	9,453	19,849	3,716
Chief Compliance Officer fees	581	345	664	116
Board of Directors' fees	1,656	1,084	2,377	560
Variation margin on futures contracts	—	—	353,222	—
Foreign taxes	—	—	136,456	1,193
Distribution fees	18,563	10,726	18,366	1,028
Accrued expenses	28,226	22,722	65,017	39,593
Total liabilities	650,344	410,928	11,827,944	8,442,949
Net assets	$ 519,924,282	$ 307,065,094	$ 592,420,018	$ 98,420,483
Summary of Net Assets:
Capital stock and paid-in-capital	$ 434,055,258	$ 280,529,700	$ 623,836,164	$ 197,692,375
Distributable earnings (loss)	85,869,024	26,535,394	(31,416,146)	(99,271,892)
Net assets	$ 519,924,282	$ 307,065,094	$ 592,420,018	$ 98,420,483
Shares authorized	400,000,000	400,000,000	845,000,000	710,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 13.58	$ 11.96	$ 18.61	$ 8.81
Maximum offering price per share	14.37	12.66	19.69	9.32
Shares outstanding	35,428,048	22,576,240	24,806,367	2,780,277
Net Assets	$ 481,224,023	$ 269,989,011	$ 461,699,163	$ 24,496,923
Class C: Net asset value per share	$ 13.56	$ 11.92	$ 18.74	$ 8.57
Shares outstanding	1,117,067	630,393	1,161,852	149,627
Net Assets	$ 15,145,206	$ 7,513,723	$ 21,774,947	$ 1,281,605
Class I: Net asset value per share	$ 13.48	$ 12.01	$ 18.56	$ 8.82
Shares outstanding	771,910	645,310	2,527,159	1,986,126
Net Assets	$ 10,404,977	$ 7,750,729	$ 46,900,775	$ 17,521,327
Class R3: Net asset value per share	$ 13.18	$ 11.76	$ 18.97	$ 8.87
Shares outstanding	466,561	908,997	36,464	16,948
Net Assets	$ 6,149,278	$ 10,685,905	$ 691,662	$ 150,263
The accompanying notes are an integral part of these financial statements.
84

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Class R4: Net asset value per share	$ 13.52	$ 11.99	$ 19.00	$ 8.86
Shares outstanding	150,409	226,294	29,145	2,750
Net Assets	$ 2,033,167	$ 2,713,068	$ 553,781	$ 24,363
Class R5: Net asset value per share	$ 13.60	$ 12.02	$ 18.98	$ 8.75
Shares outstanding	301,102	651,552	5,067	6,305
Net Assets	$ 4,096,051	$ 7,833,634	$ 96,149	$ 55,138
Class R6: Net asset value per share	$ —	$ —	$ 18.97	$ 8.81
Shares outstanding	—	—	8,968	2,384
Net Assets	$ —	$ —	$ 170,123	$ 21,012
Class Y: Net asset value per share	$ —	$ —	$ 18.99	$ 8.82
Shares outstanding	—	—	185,503	4,655,495
Net Assets	$ —	$ —	$ 3,522,647	$ 41,052,744
Class F: Net asset value per share	$ 13.49	$ 12.01	$ 18.54	$ 8.82
Shares outstanding	64,599	48,209	3,075,135	1,566,061
Net Assets	$ 871,580	$ 579,024	$ 57,010,771	$ 13,817,108
Cost of investments	$ 1,056,329	$ 637,204	$ 587,786,860	$ 94,707,459
Cost of investments in affiliated investments	$ 436,882,710	$ 274,604,805	$ —	$ —
Cost of foreign currency	$ —	$ —	$ 529,672	$ 84,766
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 8,619,588	$ 664,053
The accompanying notes are an integral part of these financial statements.
85

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Investment Income:
Dividends	$ 100,082,070	$ 389,730	$ —	$ —
Dividends from affiliated investment companies	—	120,958	19,050,497	1,766,104
Interest	188,486,337	700,735	96,888	6,387
Securities lending — net	305,532	836	—	—
Less: Foreign tax withheld	(1,631,709)	(29,288)	—	—
Total investment income, net	287,242,230	1,182,971	19,147,385	1,772,491
Expenses:
Investment management fees	33,005,851	113,020	—	46,840
Transfer agent fees
Class A	1,614,656	40,296	538,095	47,714
Class C	706,946	4,022	35,572	4,110
Class I	1,666,867	4,177	44,908	1,146
Class R3	131,087	367	9,616	1,349
Class R4	49,878	112	2,415	450
Class R5	20,686	6	371	724
Class R6	4,781	—	—	—
Class Y	27,433	821	—	—
Class F	15,904	1	66	3
Distribution fees
Class A	5,216,874	63,590	1,508,192	104,126
Class C	7,508,966	22,317	279,998	24,345
Class R3	317,535	834	23,790	3,363
Class R4	76,033	174	4,266	689
Custodian fees	74,526	6,298	1,006	384
Registration and filing fees	122,790	63,489	56,575	45,986
Accounting services fees	935,833	6,447	106,449	9,192
Board of Directors' fees	160,836	842	17,087	1,186
Chief Compliance Officer fees	13,697	69	1,517	103
Audit and tax fees	22,072	22,349	11,472	11,470
Other expenses	570,823	11,729	71,769	11,429
Total expenses (before waivers, reimbursements and fees paid indirectly)	52,264,074	360,960	2,713,164	314,609
Expense waivers	—	(43,716)	—	(13)
Distribution fee reimbursements	(12,046)	(575)	(6,699)	(1,922)
Commission recapture	(12,136)	(31)	—	—
Total waivers, reimbursements and fees paid indirectly	(24,182)	(44,322)	(6,699)	(1,935)
Total expenses	52,239,892	316,638	2,706,465	312,674
Net Investment Income (Loss)	235,002,338	866,333	16,440,920	1,459,817
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	—	1,568,392	401,100
Investments	182,159,218	(649,818)	—	—
Less: Foreign taxes paid on realized capital gains	—	(319)	—	—
Investments in affiliated investment companies	—	312,196	8,506,776	(769,768)
Purchased options contracts	—	(112,580)	—	—
Futures contracts	(2,091,376)	(4,476)	—	—
Swap contracts	(476,348)	—	—	—
Foreign currency contracts	(1,331,567)	(38,140)	—	—
Other foreign currency transactions	121,870	2,189	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	178,381,797	(490,948)	10,075,168	(368,668)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	810,858,354	4,384,013	—	—
Investments in affiliated investment companies	—	(48,554)	149,372,946	7,963,633
Purchased options contracts	—	10,270	—	—
Futures contracts	18,083,308	35,018	—	—
Swap contracts	(303,634)	—	—	—
Foreign currency contracts	1,635,466	19,022	—	—
Translation of other assets and liabilities in foreign currencies	(81,436)	(670)	—	—
The accompanying notes are an integral part of these financial statements.
86

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Balanced Income Fund	Hartford AARP Balanced Retirement Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	830,192,058	4,399,099	149,372,946	7,963,633
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,008,573,855	3,908,151	159,448,114	7,594,965
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,243,576,193	$ 4,774,484	$ 175,889,034	$ 9,054,782
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ (14,416)	$ (679)	$ —	$ —
The accompanying notes are an integral part of these financial statements.
87

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Investment Income:
Dividends	$ —	$ —	$ 3,876,745	$ 1,075,851
Dividends from affiliated investment companies	6,838,493	5,030,515	—	—
Interest	30,708	21,320	11,967,369	1,173,479
Securities lending — net	—	—	11,619	3,376
Less: Foreign tax withheld	—	—	(175,041)	(55,030)
Total investment income, net	6,869,201	5,051,835	15,680,692	2,197,676
Expenses:
Investment management fees	257,265	154,368	1,759,854	486,935
Transfer agent fees
Class A	308,902	160,318	339,764	18,480
Class C	17,726	8,101	16,735	1,460
Class I	4,566	3,866	25,096	15,134
Class R3	6,015	10,193	699	161
Class R4	1,519	1,953	422	20
Class R5	1,942	3,480	55	139
Class R6	—	—	5	—
Class Y	—	—	1,999	22,199
Class F	13	10	610	342
Distribution fees
Class A	595,674	339,373	584,804	31,567
Class C	80,051	41,066	118,169	7,704
Class R3	15,584	25,653	1,705	367
Class R4	2,496	3,329	667	30
Custodian fees	575	481	12,282	14,395
Registration and filing fees	48,338	48,305	60,727	57,553
Accounting services fees	45,651	29,542	56,474	12,246
Board of Directors' fees	6,386	3,842	7,702	1,481
Chief Compliance Officer fees	581	345	664	116
Audit and tax fees	11,471	11,470	30,199	23,157
Other expenses	35,808	22,925	49,726	16,981
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,440,563	868,620	3,068,358	710,467
Expense waivers	—	—	—	(99,344)
Management fee waivers	—	—	—	(48,448)
Distribution fee reimbursements	(11,648)	(7,037)	(13,573)	(115)
Commission recapture	—	—	—	(687)
Total waivers, reimbursements and fees paid indirectly	(11,648)	(7,037)	(13,573)	(148,594)
Total expenses	1,428,915	861,583	3,054,785	561,873
Net Investment Income (Loss)	5,440,286	4,190,252	12,625,907	1,635,803
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	4,641,275	2,094,512	—	—
Investments	—	—	9,539,238	6,141,022
Less: Foreign taxes paid on realized capital gains	—	—	(29,104)	(703)
Investments in affiliated investment companies	1,998,907	107,874	—	—
Purchased options contracts	—	—	(1,491,652)	—
Futures contracts	—	—	(1,757)	(338,265)
Foreign currency contracts	—	—	887,767	(49,271)
Other foreign currency transactions	—	—	(3,164)	9,221
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,640,182	2,202,386	8,901,328	5,762,004
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	—	33,087,751	450,202
Investments in affiliated investment companies	65,528,377	32,779,090	—	—
Futures contracts	—	—	519,763	584,743
Foreign currency contracts	—	—	216,693	(13,910)
Translation of other assets and liabilities in foreign currencies	—	—	(6,689)	(1,831)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	65,528,377	32,779,090	33,817,518	1,019,204
The accompanying notes are an integral part of these financial statements.
88

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	72,168,559	34,981,476	42,718,846	6,781,208
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 77,608,845	$ 39,171,728	$ 55,344,753	$ 8,417,011
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ (119,658)	$ (744)
The accompanying notes are an integral part of these financial statements.
89

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		Hartford AARP Balanced Retirement Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 235,002,338	$ 444,965,708	$ 866,333	$ 2,008,216
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	178,381,797	(58,627,100)	(490,948)	(1,764,776)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	830,192,058	(195,846,164)	4,399,099	72,123
Net Increase (Decrease) in Net Assets Resulting from Operations	1,243,576,193	190,492,444	4,774,484	315,563
Distributions to Shareholders:
Class A	(80,294,810)	(270,472,152)	(646,854)	(2,844,914)
Class C	(23,189,538)	(111,873,790)	(37,953)	(239,104)
Class I	(77,112,256)	(281,893,198)	(101,128)	(446,479)
Class R3	(2,173,936)	(7,917,555)	(3,770)	(23,049)
Class R4	(1,128,522)	(4,436,758)	(1,861)	(7,134)
Class R5	(774,999)	(2,631,325)	(147)	(487)
Class R6	(5,768,408)	(17,407,886)	(191)	(654)
Class Y	(1,004,790)	(4,946,423)	(23,589)	(131,618)
Class F	(51,721,261)	(169,674,861)	(962)	(3,125)
From return of capital:
Class A	—	—	—	(401,761)
Class C	—	—	—	(33,766)
Class I	—	—	—	(63,052)
Class R3	—	—	—	(3,255)
Class R4	—	—	—	(1,007)
Class R5	—	—	—	(69)
Class R6	—	—	—	(93)
Class Y	—	—	—	(18,587)
Class F	—	—	—	(441)
Total distributions	(243,168,520)	(871,253,948)	(816,455)	(4,218,595)
Capital Share Transactions:
Sold	891,752,037	2,008,657,034	1,028,790	3,821,095
Issued on reinvestment of distributions	230,451,433	822,182,649	774,780	4,009,437
Redeemed	(1,916,224,883)	(3,612,667,453)	(9,870,607)	(17,823,104)
Net increase (decrease) from capital share transactions	(794,021,413)	(781,827,770)	(8,067,037)	(9,992,572)
Net Increase (Decrease) in Net Assets	206,386,260	(1,462,589,274)	(4,109,008)	(13,895,604)
Net Assets:
Beginning of period	12,065,959,089	13,528,548,363	65,051,870	78,947,474
End of period	$ 12,272,345,349	$ 12,065,959,089	$ 60,942,862	$ 65,051,870
The accompanying notes are an integral part of these financial statements.
90

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 16,440,920	$ 21,760,747	$ 1,459,817	$ 2,233,442
Net realized gain (loss) on investments	10,075,168	31,963,411	(368,668)	(2,213,456)
Net changes in unrealized appreciation (depreciation) of investments	149,372,946	(11,426,582)	7,963,633	3,339,204
Net Increase (Decrease) in Net Assets Resulting from Operations	175,889,034	42,297,576	9,054,782	3,359,190
Distributions to Shareholders:
Class A	(47,730,008)	(98,430,446)	(2,116,816)	(2,301,782)
Class C	(2,059,864)	(5,462,517)	(88,078)	(110,464)
Class I	(3,540,187)	(6,338,320)	(57,746)	(55,709)
Class R3	(362,034)	(722,607)	(30,305)	(36,013)
Class R4	(133,417)	(255,846)	(13,898)	(13,824)
Class R5	(56,865)	(50,908)	(39,128)	(34,494)
Class F	(261,887)	(334,252)	(4,426)	(4,049)
Total distributions	(54,144,262)	(111,594,896)	(2,350,397)	(2,556,335)
Capital Share Transactions:
Sold	51,181,424	104,001,157	3,170,350	7,413,021
Issued on reinvestment of distributions	53,827,148	110,888,334	2,319,643	2,523,847
Redeemed	(130,132,579)	(255,436,359)	(11,206,918)	(23,956,474)
Net increase (decrease) from capital share transactions	(25,124,007)	(40,546,868)	(5,716,925)	(14,019,606)
Net Increase (Decrease) in Net Assets	96,620,765	(109,844,188)	987,460	(13,216,751)
Net Assets:
Beginning of period	1,258,708,715	1,368,552,903	90,412,406	103,629,157
End of period	$ 1,355,329,480	$ 1,258,708,715	$ 91,399,866	$ 90,412,406
The accompanying notes are an integral part of these financial statements.
91

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 5,440,286	$ 7,296,325	$ 4,190,252	$ 5,823,928
Net realized gain (loss) on investments	6,640,182	(3,684,027)	2,202,386	(5,764,024)
Net changes in unrealized appreciation (depreciation) of investments	65,528,377	21,899,538	32,779,090	14,247,298
Net Increase (Decrease) in Net Assets Resulting from Operations	77,608,845	25,511,836	39,171,728	14,307,202
Distributions to Shareholders:
Class A	(7,399,554)	(28,629,289)	(5,654,928)	(13,262,953)
Class C	(109,166)	(1,014,204)	(107,307)	(384,244)
Class I	(184,325)	(605,522)	(178,749)	(414,093)
Class R3	(83,396)	(352,337)	(174,900)	(529,029)
Class R4	(30,745)	(132,871)	(54,560)	(118,606)
Class R5	(68,801)	(245,764)	(177,704)	(320,496)
Class F	(14,073)	(38,464)	(14,224)	(25,460)
Total distributions	(7,890,060)	(31,018,451)	(6,362,372)	(15,054,881)
Capital Share Transactions:
Sold	12,101,831	20,787,259	10,406,983	17,275,221
Issued on reinvestment of distributions	7,784,162	30,615,299	6,293,478	14,886,745
Redeemed	(39,770,105)	(66,132,163)	(28,979,499)	(60,905,215)
Net increase (decrease) from capital share transactions	(19,884,112)	(14,729,605)	(12,279,038)	(28,743,249)
Net Increase (Decrease) in Net Assets	49,834,673	(20,236,220)	20,530,318	(29,490,928)
Net Assets:
Beginning of period	470,089,609	490,325,829	286,534,776	316,025,704
End of period	$ 519,924,282	$ 470,089,609	$ 307,065,094	$ 286,534,776
The accompanying notes are an integral part of these financial statements.
92

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Multi-Asset Income Fund		Hartford Real Asset Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 12,625,907	$ 25,854,755	$ 1,635,803	$ 4,501,266
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,901,328	(17,694,665)	5,762,004	4,677,376
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	33,817,518	25,904,494	1,019,204	2,349,958
Net Increase (Decrease) in Net Assets Resulting from Operations	55,344,753	34,064,584	8,417,011	11,528,600
Distributions to Shareholders:
Class A	(8,987,845)	(24,707,828)	(1,007,990)	(1,497,520)
Class C	(343,972)	(1,304,496)	(55,270)	(130,465)
Class I	(1,018,287)	(3,185,818)	(1,070,766)	(2,295,986)
Class R3	(11,836)	(28,828)	(5,469)	(5,159)
Class R4	(10,085)	(35,500)	(931)	(1,013)
Class R5	(1,884)	(5,257)	(13,587)	(13,008)
Class R6	(4,946)	(16,995)	(805)	(443)
Class Y	(72,818)	(224,861)	(1,876,040)	(2,223,545)
Class F	(1,240,449)	(3,466,917)	(744,150)	(1,582,877)
From return of capital:
Class A	—	(767,971)	—	—
Class C	—	(40,546)	—	—
Class I	—	(99,022)	—	—
Class R3	—	(896)	—	—
Class R4	—	(1,104)	—	—
Class R5	—	(163)	—	—
Class R6	—	(528)	—	—
Class Y	—	(6,989)	—	—
Class F	—	(107,759)	—	—
Total distributions	(11,692,122)	(34,001,478)	(4,775,008)	(7,750,016)
Capital Share Transactions:
Sold	17,655,509	47,393,568	8,769,580	61,317,683
Issued on reinvestment of distributions	11,536,042	33,514,058	4,728,762	7,689,169
Redeemed	(66,537,372)	(141,778,041)	(38,838,310)	(105,020,907)
Net increase (decrease) from capital share transactions	(37,345,821)	(60,870,415)	(25,339,968)	(36,014,055)
Net Increase (Decrease) in Net Assets	6,306,810	(60,807,309)	(21,697,965)	(32,235,471)
Net Assets:
Beginning of period	586,113,208	646,920,517	120,118,448	152,353,919
End of period	$ 592,420,018	$ 586,113,208	$ 98,420,483	$ 120,118,448
The accompanying notes are an integral part of these financial statements.
93

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 13.02	$ 0.26	$ 1.10	$ 1.36	$ (0.27)	$ —	$ —	$ (0.27)	$ 14.11	10.43% (5)	$ 4,177,972	0.89% (6)	0.89% (6)	3.70% (6)	30%
C	12.79	0.20	1.08	1.28	(0.22)	—	—	(0.22)	13.85	9.95 (5)	1,384,800	1.65 (6)	1.65 (6)	2.95 (6)	30
I	13.02	0.28	1.10	1.38	(0.29)	—	—	(0.29)	14.11	10.56 (5)	3,695,585	0.65 (6)	0.65 (6)	3.95 (6)	30
R3	13.08	0.23	1.11	1.34	(0.24)	—	—	(0.24)	14.18	10.25 (5)	125,964	1.26 (6)	1.26 (6)	3.34 (6)	30
R4	13.09	0.25	1.11	1.36	(0.26)	—	—	(0.26)	14.19	10.40 (5)	63,176	0.97 (6)	0.97 (6)	3.62 (6)	30
R5	13.11	0.28	1.11	1.39	(0.29)	—	—	(0.29)	14.21	10.55 (5)	38,033	0.67 (6)	0.67 (6)	3.93 (6)	30
R6	13.20	0.29	1.11	1.40	(0.29)	—	—	(0.29)	14.31	10.61 (5)	284,116	0.56 (6)	0.56 (6)	4.02 (6)	30
Y	13.21	0.28	1.12	1.40	(0.29)	—	—	(0.29)	14.32	10.54 (5)	49,077	0.67 (6)	0.67 (6)	3.93 (6)	30
F	13.03	0.28	1.10	1.38	(0.29)	—	—	(0.29)	14.12	10.60 (5)	2,453,623	0.56 (6)	0.56 (6)	4.03 (6)	30
For the Year Ended October 31, 2023
A	$ 13.75	$ 0.45	$ (0.29)	$ 0.16	$ (0.47)	$ (0.42)	$ —	$ (0.89)	$ 13.02	0.94%	$ 3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
For the Year Ended October 31, 2022
A	$ 16.72	$ 0.37	$ (2.21)	$ (1.84)	$ (0.37)	$ (0.76)	$ —	$ (1.13)	$ 13.75	(11.62)%	$ 4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
For the Year Ended October 31, 2021
A	$ 14.53	$ 0.33	$ 2.26	$ 2.59	$ (0.33)	$ (0.07)	$ —	$ (0.40)	$ 16.72	17.97%	$ 4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
The accompanying notes are an integral part of these financial statements.
94

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 14.76	$ 0.35	$ (0.10)	$ 0.25	$ (0.35)	$ (0.13)	$ —	$ (0.48)	$ 14.53	1.75%	$ 3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	—	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	—	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	—	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	—	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	—	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	—	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
For the Year Ended October 31, 2019
A	$ 13.86	$ 0.38	$ 1.43	$ 1.81	$ (0.38)	$ (0.53)	$ —	$ (0.91)	$ 14.76	13.88%	$ 3,517,691	0.90%	0.90%	2.73%	54%
C	13.65	0.28	1.41	1.69	(0.28)	(0.53)	—	(0.81)	14.53	13.08	3,365,430	1.65	1.65	1.99	54
I	13.86	0.42	1.44	1.86	(0.42)	(0.53)	—	(0.95)	14.77	14.24	3,670,729	0.65	0.65	2.98	54
R3	13.90	0.34	1.44	1.78	(0.33)	(0.53)	—	(0.86)	14.82	13.54	190,851	1.26	1.26	2.38	54
R4	13.91	0.38	1.44	1.82	(0.37)	(0.53)	—	(0.90)	14.83	13.88	103,304	0.97	0.97	2.68	54
R5	13.93	0.42	1.45	1.87	(0.42)	(0.53)	—	(0.95)	14.85	14.14	43,770	0.67	0.67	2.99	54
R6	14.01	0.43	1.45	1.88	(0.43)	(0.53)	—	(0.96)	14.93	14.24	192,279	0.58	0.58	3.01	54
Y	14.01	0.43	1.44	1.87	(0.42)	(0.53)	—	(0.95)	14.93	14.16	150,620	0.66	0.65	3.00	54
F	13.87	0.43	1.43	1.86	(0.43)	(0.53)	—	(0.96)	14.77	14.24	1,815,178	0.57	0.57	3.06	54
Hartford AARP Balanced Retirement Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.29	$ 0.12	$ 0.49	$ 0.61	$ (0.11)	$ —	$ —	$ (0.11)	$ 8.79	7.39% (5)	$ 48,181	1.17% (6)	1.03% (6)	2.70% (6)	10%
C	8.32	0.09	0.50	0.59	(0.08)	—	—	(0.08)	8.83	7.04 (5)	4,063	1.94 (6)	1.79 (6)	1.94 (6)	10
I	8.28	0.13	0.49	0.62	(0.13)	—	—	(0.13)	8.77	7.45 (5)	6,675	0.88 (6)	0.74 (6)	3.00 (6)	10
R3	8.30	0.11	0.49	0.60	(0.10)	—	—	(0.10)	8.80	7.25 (5)	323	1.48 (6)	1.28 (6)	2.44 (6)	10
R4	8.25	0.12	0.50	0.62	(0.12)	—	—	(0.12)	8.75	7.47 (5)	140	1.17 (6)	0.98 (6)	2.76 (6)	10
R5	8.24	0.13	0.49	0.62	(0.13)	—	—	(0.13)	8.73	7.55 (5)	10	0.87 (6)	0.66 (6)	3.06 (6)	10
R6	8.26	0.14	0.49	0.63	(0.14)	—	—	(0.14)	8.75	7.59 (5)	12	0.76 (6)	0.56 (6)	3.23 (6)	10
Y	8.22	0.13	0.50	0.63	(0.13)	—	—	(0.13)	8.72	7.69 (5)	1,478	0.86 (6)	0.65 (6)	3.09 (6)	10
F	8.21	0.14	0.48	0.62	(0.14)	—	—	(0.14)	8.69	7.52 (5)	61	0.76 (6)	0.56 (6)	3.19 (6)	10
For the Year Ended October 31, 2023
A	$ 8.79	$ 0.24	$ (0.25)	$ (0.01)	$ (0.43)	$ —	$ (0.06)	$ (0.49)	$ 8.29	(0.36)%	$ 50,899	1.00%	0.87%	2.67%	20%
C	8.81	0.17	(0.25)	(0.08)	(0.36)	—	(0.05)	(0.41)	8.32	(1.09)	4,612	1.76	1.62	1.91	20
I	8.78	0.26	(0.24)	0.02	(0.46)	—	(0.06)	(0.52)	8.28	(0.02)	7,122	0.71	0.57	2.97	20
R3	8.80	0.22	(0.26)	(0.04)	(0.40)	—	(0.06)	(0.46)	8.30	(0.61)	435	1.32	1.09	2.45	20
R4	8.75	0.24	(0.25)	(0.01)	(0.43)	—	(0.06)	(0.49)	8.25	(0.28)	130	1.02	0.79	2.75	20
R5	8.75	0.27	(0.25)	0.02	(0.46)	—	(0.07)	(0.53)	8.24	(0.02)	9	0.72	0.46	3.10	20
R6	8.77	0.28	(0.25)	0.03	(0.47)	—	(0.07)	(0.54)	8.26	0.10	12	0.61	0.36	3.18	20
Y	8.73	0.27	(0.25)	0.02	(0.46)	—	(0.07)	(0.53)	8.22	(0.02)	1,776	0.69	0.46	3.07	20
F	8.71	0.28	(0.24)	0.04	(0.47)	—	(0.07)	(0.54)	8.21	0.22	57	0.61	0.36	3.18	20
The accompanying notes are an integral part of these financial statements.
95

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford AARP Balanced Retirement Fund – (continued)
For the Year Ended October 31, 2022
A	$ 10.03	$ 0.22	$ (1.21)	$ (0.99)	$ (0.25)	$ —	$ —	$ (0.25)	$ 8.79	(10.07)%	$ 60,961	0.95%	0.86%	2.29%	52%
C	10.05	0.15	(1.22)	(1.07)	(0.17)	—	—	(0.17)	8.81	(10.76)	6,618	1.71	1.61	1.54	52
I	10.02	0.25	(1.21)	(0.96)	(0.28)	—	—	(0.28)	8.78	(9.79)	9,029	0.66	0.56	2.58	52
R3	10.04	0.20	(1.21)	(1.01)	(0.23)	—	—	(0.23)	8.80	(10.27)	500	1.27	1.08	2.07	52
R4	9.99	0.23	(1.21)	(0.98)	(0.26)	—	—	(0.26)	8.75	(10.03)	144	0.98	0.78	2.37	52
R5	9.99	0.29	(1.24)	(0.95)	(0.29)	—	—	(0.29)	8.75	(9.71)	9	0.67	0.44	2.93	52
R6	10.01	0.27	(1.21)	(0.94)	(0.30)	—	—	(0.30)	8.77	(9.60)	12	0.56	0.35	2.79	52
Y	9.97	0.26	(1.21)	(0.95)	(0.29)	—	—	(0.29)	8.73	(9.73)	1,618	0.65	0.45	2.70	52
F	9.95	0.26	(1.20)	(0.94)	(0.30)	—	—	(0.30)	8.71	(9.66)	56	0.56	0.35	2.76	52
For the Year Ended October 31, 2021
A	$ 9.01	$ 0.12	$ 1.10	$ 1.22	$ (0.20)	$ —	$ —	$ (0.20)	$ 10.03	13.60%	$ 76,009	0.86%	0.83%	1.24%	23%
C	9.03	0.04	1.11	1.15	(0.13)	—	—	(0.13)	10.05	12.74	9,060	1.62	1.58	0.45	23
I	8.99	0.15	1.11	1.26	(0.23)	—	—	(0.23)	10.02	14.08	11,235	0.58	0.53	1.53	23
R3	9.01	0.10	1.11	1.21	(0.18)	—	—	(0.18)	10.04	13.46	789	1.19	1.07	0.99	23
R4	8.97	0.12	1.11	1.23	(0.21)	—	—	(0.21)	9.99	13.75	249	0.89	0.77	1.26	23
R5	8.97	0.16	1.10	1.26	(0.24)	—	—	(0.24)	9.99	14.13	731	0.59	0.45	1.61	23
R6	8.99	0.17	1.10	1.27	(0.25)	—	—	(0.25)	10.01	14.21	13	0.47	0.34	1.74	23
Y	8.95	0.16	1.10	1.26	(0.24)	—	—	(0.24)	9.97	14.16	1,951	0.57	0.45	1.61	23
F	8.93	0.17	1.10	1.27	(0.25)	—	—	(0.25)	9.95	14.31	156	0.48	0.35	1.73	23
For the Year Ended October 31, 2020
A	$ 9.20	$ 0.15	$ (0.15)	$ 0.00(7)	$ (0.19)	$ —	$ —	$ (0.19)	$ 9.01	(0.05)%	$ 70,601	1.01%	0.77%	1.70%	104% (8)
C	9.21	0.09	(0.16)	(0.07)	(0.11)	—	—	(0.11)	9.03	(0.80)	23,512	1.75	1.51	0.99	104 (8)
I	9.20	0.19	(0.18)	0.01	(0.22)	—	—	(0.22)	8.99	0.09	12,661	0.69	0.46	2.07	104 (8)
R3	9.21	0.13	(0.18)	(0.05)	(0.15)	—	—	(0.15)	9.01	(0.54)	785	1.33	1.08	1.39	104 (8)
R4	9.16	0.15	(0.16)	(0.01)	(0.18)	—	—	(0.18)	8.97	(0.09)	386	1.03	0.78	1.66	104 (8)
R5	9.17	0.18	(0.17)	0.01	(0.21)	—	—	(0.21)	8.97	0.10	605	0.73	0.47	2.01	104 (8)
R6	9.19	0.19	(0.16)	0.03	(0.23)	—	—	(0.23)	8.99	0.27	11	0.61	0.37	2.10	104 (8)
Y	9.14	0.18	(0.16)	0.02	(0.21)	—	—	(0.21)	8.95	0.18	2,030	0.71	0.47	2.04	104 (8)
F	9.13	0.20	(0.17)	0.03	(0.23)	—	—	(0.23)	8.93	0.30	206	0.61	0.37	2.23	104 (8)
For the Year Ended October 31, 2019
A	$ 9.08	$ 0.27	$ 0.40	$ 0.67	$ (0.55)	$ —	$ —	$ (0.55)	$ 9.20	7.95%	$ 83,998	1.06%	0.71%	3.00%	207%
C	9.08	0.23	0.38	0.61	(0.48)	—	—	(0.48)	9.21	7.14	39,757	1.85	1.45	2.57	207
I	9.07	0.36	0.34	0.70	(0.57)	—	—	(0.57)	9.20	8.16	26,433	0.86	0.61	3.99	207
R3	9.08	0.36	0.35	0.71	(0.58)	—	—	(0.58)	9.21	8.24	1,279	1.31	0.55	4.02	207
R4	9.08	0.38	0.33	0.71	(0.63)	—	—	(0.63)	9.16	8.35	349	1.05	0.54	4.16	207
R5	9.07	0.36	0.34	0.70	(0.60)	—	—	(0.60)	9.17	8.28	806	0.79	0.54	3.93	207
R6 (9)	8.93	0.21	0.27	0.48	(0.22)	—	—	(0.22)	9.19	5.42	11	0.75	0.48	3.43	207
Y	9.07	0.38	0.31	0.69	(0.62)	—	—	(0.62)	9.14	8.21	3,746	0.79	0.53	4.17	207
F	9.07	0.26	0.44	0.70	(0.64)	—	—	(0.64)	9.13	8.27	1,889	0.73	0.44	3.02	207
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.68	$ 0.11	$ 1.09	$ 1.20	$ (0.11)	$ (0.26)	$ —	$ (0.37)	$ 9.51	13.97% (5)	$ 1,204,584	0.38% (6)	0.38% (6)	2.42% (6)	2%
C	8.62	0.08	1.07	1.15	(0.07)	(0.26)	—	(0.33)	9.44	13.51 (5)	51,907	1.17 (6)	1.17 (6)	1.63 (6)	2
I	8.70	0.13	1.09	1.22	(0.12)	(0.26)	—	(0.38)	9.54	14.17 (5)	77,655	0.15 (6)	0.15 (6)	2.77 (6)	2
R3	8.63	0.10	1.09	1.19	(0.10)	(0.26)	—	(0.36)	9.46	13.85 (5)	9,793	0.74 (6)	0.74 (6)	2.07 (6)	2
R4	8.64	0.11	1.09	1.20	(0.11)	(0.26)	—	(0.37)	9.47	14.01 (5)	3,373	0.43 (6)	0.43 (6)	2.38 (6)	2
R5	8.51	0.12	1.08	1.20	(0.13)	(0.26)	—	(0.39)	9.32	14.17 (5)	1,416	0.09 (6)	0.09 (6)	2.71 (6)	2
F	8.70	0.13	1.09	1.22	(0.13)	(0.26)	—	(0.39)	9.53	14.12 (5)	6,601	0.04 (6)	0.04 (6)	2.76 (6)	2
The accompanying notes are an integral part of these financial statements.
96

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2023
A	$ 9.17	$ 0.15	$ 0.12	$ 0.27	$ (0.15)	$ (0.61)	$ —	$ (0.76)	$ 8.68	2.95%	$ 1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
For the Year Ended October 31, 2022
A	$ 11.34	$ 0.13	$ (1.60)	$ (1.47)	$ (0.28)	$ (0.42)	$ —	$ (0.70)	$ 9.17	(13.73)%	$ 1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$ 9.42	$ 0.11	$ 2.25	$ 2.36	$ (0.18)	$ (0.26)	$ —	$ (0.44)	$ 11.34	25.55%	$ 1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.14	$ 0.32	$ 0.46	$ (0.22)	$ (0.46)	$ —	$ (0.68)	$ 9.42	4.98%	$ 1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	—	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	—	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	—	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	—	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
For the Year Ended October 31, 2019
A	$ 9.36	$ 0.15	$ 1.01	$ 1.16	$ (0.32)	$ (0.56)	$ —	$ (0.88)	$ 9.64	13.95%	$ 1,311,955	0.39%	0.39%	1.63%	28%
C	9.29	0.08	1.00	1.08	(0.24)	(0.56)	—	(0.80)	9.57	13.06	166,663	1.16	1.16	0.85	28
I	9.37	0.17	1.03	1.20	(0.35)	(0.56)	—	(0.91)	9.66	14.36	66,574	0.13	0.13	1.89	28
R3	9.32	0.12	1.01	1.13	(0.29)	(0.56)	—	(0.85)	9.60	13.57	15,733	0.75	0.74	1.27	28
R4	9.33	0.15	1.01	1.16	(0.32)	(0.56)	—	(0.88)	9.61	13.92	5,847	0.43	0.43	1.58	28
R5	9.37	0.12	1.04	1.16	(0.47)	(0.56)	—	(1.03)	9.50	13.91	336	0.16	0.16	1.29	28
F	9.37	0.20	1.01	1.21	(0.36)	(0.56)	—	(0.92)	9.66	14.47	6,470	0.04	0.04	2.07	28
The accompanying notes are an integral part of these financial statements.
97

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.82	$ 0.17	$ 0.83	$ 1.00	$ (0.27)	$ —	$ —	$ (0.27)	$ 10.55	10.16% (5)	$ 81,435	0.63% (6)	0.63% (6)	3.16% (6)	8%
C	9.73	0.12	0.82	0.94	(0.19)	—	—	(0.19)	10.48	9.62 (5)	4,228	1.44 (6)	1.44 (6)	2.30 (6)	8
I	9.85	0.18	0.83	1.01	(0.29)	—	—	(0.29)	10.57	10.31 (5)	2,271	0.38 (6)	0.38 (6)	3.42 (6)	8
R3	9.81	0.15	0.82	0.97	(0.24)	—	—	(0.24)	10.54	9.90 (5)	1,400	0.97 (6)	0.97 (6)	2.82 (6)	8
R4	9.80	0.16	0.83	0.99	(0.27)	—	—	(0.27)	10.52	10.14 (5)	539	0.68 (6)	0.68 (6)	3.06 (6)	8
R5	9.84	0.18	0.83	1.01	(0.30)	—	—	(0.30)	10.55	10.33 (5)	1,370	0.38 (6)	0.38 (6)	3.43 (6)	8
F	9.86	0.18	0.83	1.01	(0.30)	—	—	(0.30)	10.57	10.31 (5)	158	0.27 (6)	0.27 (6)	3.51 (6)	8
For the Year Ended October 31, 2023
A	$ 9.80	$ 0.23	$ 0.04	$ 0.27	$ (0.21)	$ (0.04)	$ —	$ (0.25)	$ 9.82	2.72%	$ 80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$ 12.14	$ 0.22	$ (2.01)	$ (1.79)	$ (0.19)	$ (0.36)	$ —	$ (0.55)	$ 9.80	(15.43)%	$ 92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$ 10.99	$ 0.11	$ 1.21	$ 1.32	$ (0.17)	$ —	$ —	$ (0.17)	$ 12.14	12.13%	$ 123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
For the Year Ended October 31, 2020
A	$ 10.83	$ 0.17	$ 0.26	$ 0.43	$ (0.27)	$ —	$ —	$ (0.27)	$ 10.99	4.04%	$ 110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
For the Year Ended October 31, 2019
A	$ 10.23	$ 0.31	$ 0.60	$ 0.91	$ (0.31)	$ —	$ —	$ (0.31)	$ 10.83	9.28%	$ 105,569	0.60%	0.59%	3.02%	38%
C	10.05	0.22	0.62	0.84	(0.18)	—	—	(0.18)	10.71	8.41	14,947	1.36	1.36	2.15	38
I	10.25	0.38	0.55	0.93	(0.33)	—	—	(0.33)	10.85	9.49	1,253	0.34	0.34	3.63	38
R3	10.21	0.29	0.59	0.88	(0.26)	—	—	(0.26)	10.83	8.89	3,481	0.95	0.93	2.81	38
R4	10.24	0.32	0.59	0.91	(0.31)	—	—	(0.31)	10.84	9.22	2,094	0.65	0.63	3.06	38
R5	10.28	0.34	0.60	0.94	(0.34)	—	—	(0.34)	10.88	9.56	2,013	0.35	0.33	3.28	38
F	10.26	0.31	0.64	0.95	(0.35)	—	—	(0.35)	10.86	9.62	12	0.24	0.24	2.98	38
The accompanying notes are an integral part of these financial statements.
98

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 11.82	$ 0.14	$ 1.82	$ 1.96	$ (0.20)	$ —	$ —	$ (0.20)	$ 13.58	16.68% (5)	$ 481,224	0.54% (6)	0.53% (6)	2.13% (6)	5%
C	11.74	0.09	1.82	1.91	(0.09)	—	—	(0.09)	13.56	16.26 (5)	15,145	1.38 (6)	1.38 (6)	1.32 (6)	5
I	11.75	0.16	1.81	1.97	(0.24)	—	—	(0.24)	13.48	16.85 (5)	10,405	0.25 (6)	0.25 (6)	2.43 (6)	5
R3	11.46	0.12	1.77	1.89	(0.17)	—	—	(0.17)	13.18	16.53 (5)	6,149	0.85 (6)	0.85 (6)	1.83 (6)	5
R4	11.77	0.14	1.81	1.95	(0.20)	—	—	(0.20)	13.52	16.65 (5)	2,033	0.56 (6)	0.56 (6)	2.10 (6)	5
R5	11.85	0.15	1.84	1.99	(0.24)	—	—	(0.24)	13.60	16.86 (5)	4,096	0.26 (6)	0.26 (6)	2.33 (6)	5
F	11.76	0.16	1.82	1.98	(0.25)	—	—	(0.25)	13.49	16.93 (5)	872	0.16 (6)	0.16 (6)	2.52 (6)	5
For the Year Ended October 31, 2023
A	$ 11.99	$ 0.18	$ 0.41	$ 0.59	$ (0.24)	$ (0.52)	$ —	$ (0.76)	$ 11.82	5.04%	$ 434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$ 15.72	$ 0.26	$ (2.85)	$ (2.59)	$ (0.30)	$ (0.84)	$ —	$ (1.14)	$ 11.99	(17.73)%	$ 450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$ 12.75	$ 0.11	$ 3.42	$ 3.53	$ (0.19)	$ (0.37)	$ —	$ (0.56)	$ 15.72	28.32%	$ 591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00) (7)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
For the Year Ended October 31, 2020
A	$ 12.81	$ 0.15	$ 0.35	$ 0.50	$ (0.19)	$ (0.37)	$ —	$ (0.56)	$ 12.75	3.90%	$ 491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	—	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	—	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	—	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	—	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	—	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	—	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
For the Year Ended October 31, 2019
A	$ 12.07	$ 0.23	$ 0.94	$ 1.17	$ (0.29)	$ (0.14)	$ —	$ (0.43)	$ 12.81	10.25%	$ 522,271	0.55%	0.54%	1.90%	25%
C	11.83	0.15	0.92	1.07	(0.07)	(0.14)	—	(0.21)	12.69	9.33	50,463	1.33	1.32	1.22	25
I	12.02	0.26	0.93	1.19	(0.32)	(0.14)	—	(0.46)	12.75	10.54	11,245	0.24	0.24	2.16	25
R3	11.77	0.21	0.88	1.09	(0.24)	(0.14)	—	(0.38)	12.48	9.81	6,921	0.86	0.86	1.74	25
R4	12.00	0.24	0.91	1.15	(0.27)	(0.14)	—	(0.41)	12.74	10.15	5,657	0.57	0.57	2.01	25
R5	12.10	0.27	0.92	1.19	(0.32)	(0.14)	—	(0.46)	12.83	10.44	5,692	0.25	0.25	2.22	25
F	12.03	0.22	0.98	1.20	(0.33)	(0.14)	—	(0.47)	12.76	10.65	252	0.15	0.15	1.77	25
The accompanying notes are an integral part of these financial statements.
99

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 10.73	$ 0.16	$ 1.31	$ 1.47	$ (0.24)	$ —	$ —	$ (0.24)	$ 11.96	13.77% (5)	$ 269,989	0.54% (6)	0.54% (6)	2.73% (6)	7%
C	10.65	0.11	1.30	1.41	(0.14)	—	—	(0.14)	11.92	13.30 (5)	7,514	1.37 (6)	1.37 (6)	1.95 (6)	7
I	10.79	0.18	1.31	1.49	(0.27)	—	—	(0.27)	12.01	13.90 (5)	7,751	0.28 (6)	0.28 (6)	2.98 (6)	7
R3	10.53	0.14	1.29	1.43	(0.20)	—	—	(0.20)	11.76	13.61 (5)	10,686	0.87 (6)	0.87 (6)	2.38 (6)	7
R4	10.75	0.16	1.32	1.48	(0.24)	—	—	(0.24)	11.99	13.83 (5)	2,713	0.57 (6)	0.57 (6)	2.69 (6)	7
R5	10.80	0.18	1.32	1.50	(0.28)	—	—	(0.28)	12.02	13.90 (5)	7,834	0.26 (6)	0.26 (6)	2.97 (6)	7
F	10.79	0.18	1.33	1.51	(0.29)	—	—	(0.29)	12.01	14.01 (5)	579	0.18 (6)	0.18 (6)	2.98 (6)	7
For the Year Ended October 31, 2023
A	$ 10.81	$ 0.21	$ 0.23	$ 0.44	$ (0.22)	$ (0.30)	$ —	$ (0.52)	$ 10.73	4.13%	$ 252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$ 13.86	$ 0.24	$ (2.43)	$ (2.19)	$ (0.24)	$ (0.62)	$ —	$ (0.86)	$ 10.81	(16.82)%	$ 275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$ 11.91	$ 0.11	$ 2.32	$ 2.43	$ (0.19)	$ (0.29)	$ —	$ (0.48)	$ 13.86	20.72%	$ 365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
For the Year Ended October 31, 2020
A	$ 11.87	$ 0.16	$ 0.30	$ 0.46	$ (0.24)	$ (0.18)	$ —	$ (0.42)	$ 11.91	3.87%	$ 314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	—	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	—	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	—	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	—	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
For the Year Ended October 31, 2019
A	$ 11.80	$ 0.28	$ 0.74	$ 1.02	$ (0.31)	$ (0.64)	$ —	$ (0.95)	$ 11.87	9.72%	$ 328,639	0.54%	0.53%	2.46%	25%
C	11.54	0.20	0.74	0.94	(0.12)	(0.64)	—	(0.76)	11.72	8.96	35,454	1.31	1.30	1.79	25
I	11.85	0.33	0.73	1.06	(0.34)	(0.64)	—	(0.98)	11.93	10.08	9,817	0.25	0.25	2.85	25
R3	11.60	0.25	0.72	0.97	(0.26)	(0.64)	—	(0.90)	11.67	9.38	14,880	0.87	0.87	2.19	25
R4	11.79	0.31	0.70	1.01	(0.30)	(0.64)	—	(0.94)	11.86	9.65	3,325	0.58	0.58	2.73	25
R5	11.85	0.30	0.76	1.06	(0.33)	(0.64)	—	(0.97)	11.94	10.11	5,788	0.26	0.26	2.63	25
F	11.86	0.21	0.85	1.06	(0.35)	(0.64)	—	(0.99)	11.93	10.08	252	0.17	0.17	1.81	25
The accompanying notes are an integral part of these financial statements.
100

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 17.32	$ 0.38	$ 1.27	$ 1.65	$ (0.36)	$ —	$ —	$ (0.36)	$ 18.61	9.52% (5)	$ 461,699	1.05% (6)	1.04% (6)	4.15% (6)	32% (10)
C	17.43	0.31	1.28	1.59	(0.28)	—	—	(0.28)	18.74	9.11 (5)	21,775	1.80 (6)	1.80 (6)	3.38 (6)	32 (10)
I	17.27	0.41	1.27	1.68	(0.39)	—	—	(0.39)	18.56	9.72 (5)	46,901	0.76 (6)	0.76 (6)	4.43 (6)	32 (10)
R3	17.64	0.37	1.29	1.66	(0.33)	—	—	(0.33)	18.97	9.40 (5)	692	1.36 (6)	1.32 (6)	3.88 (6)	32 (10)
R4	17.67	0.39	1.29	1.68	(0.35)	—	—	(0.35)	19.00	9.55 (5)	554	1.06 (6)	1.06 (6)	4.14 (6)	32 (10)
R5	17.65	0.42	1.29	1.71	(0.38)	—	—	(0.38)	18.98	9.73 (5)	96	0.77 (6)	0.77 (6)	4.43 (6)	32 (10)
R6	17.65	0.42	1.30	1.72	(0.40)	—	—	(0.40)	18.97	9.74 (5)	170	0.66 (6)	0.66 (6)	4.45 (6)	32 (10)
Y	17.66	0.42	1.29	1.71	(0.38)	—	—	(0.38)	18.99	9.72 (5)	3,523	0.77 (6)	0.77 (6)	4.42 (6)	32 (10)
F	17.25	0.42	1.27	1.69	(0.40)	—	—	(0.40)	18.54	9.79 (5)	57,011	0.66 (6)	0.66 (6)	4.54 (6)	32 (10)
For the Year Ended October 31, 2023
A	$ 17.38	$ 0.72	$ 0.16	$ 0.88	$ (0.91)	$ —	$ (0.03)	$ (0.94)	$ 17.32	5.05%	$ 449,939	1.04%	1.04%	4.00%	65% (10)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (10)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (10)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (10)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (10)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (10)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (10)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (10)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (10)
For the Year Ended October 31, 2022
A	$ 21.77	$ 0.55	$ (3.44)	$ (2.89)	$ (0.60)	$ (0.90)	$ —	$ (1.50)	$ 17.38	(14.00)%	$ 477,899	1.02%	1.02%	2.87%	59% (10)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (10)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (10)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (10)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (10)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (10)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (10)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (10)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (10)
For the Year Ended October 31, 2021
A	$ 19.61	$ 0.58	$ 2.15	$ 2.73	$ (0.57)	$ —	$ —	$ (0.57)	$ 21.77	14.01%	$ 622,085	1.01%	1.00%	2.69%	63% (10)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (10)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (10)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (10)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (10)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (10)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (10)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (10)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (10)
The accompanying notes are an integral part of these financial statements.
101

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2020
A	$ 23.33	$ 0.67	$ (0.66)	$ 0.01	$ (0.74)	$ (2.99)	$ —	$ (3.73)	$ 19.61	(0.04)%	$ 589,745	1.03%	1.03%	3.35%	86% (10)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	—	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (10)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	—	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (10)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	—	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (10)
R4	23.67	0.38	(0.38)	0.00 (7)	(0.73)	(2.99)	—	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (10)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	—	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (10)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	—	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (10)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	—	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (10)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	—	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (10)
For the Year Ended October 31, 2019
A	$ 23.62	$ 0.65	$ 1.23	$ 1.88	$ (0.77)	$ (1.40)	$ —	$ (2.17)	$ 23.33	8.81%	$ 666,684	1.02%	1.01%	2.85%	83%
C	23.61	0.48	1.24	1.72	(0.57)	(1.40)	—	(1.97)	23.36	8.08	106,874	1.73	1.73	2.11	83
I	23.61	0.75	1.21	1.96	(0.85)	(1.40)	—	(2.25)	23.32	9.21	104,284	0.69	0.69	3.27	83
R3	23.86	0.59	1.25	1.84	(0.69)	(1.40)	—	(2.09)	23.61	8.56	1,843	1.35	1.29	2.56	83
R4	23.91	0.59	1.32	1.91	(0.75)	(1.40)	—	(2.15)	23.67	8.84	1,301	1.04	1.04	2.55	83
R5	23.94	0.80	1.17	1.97	(0.84)	(1.40)	—	(2.24)	23.67	9.13	349	0.74	0.74	3.42	83
R6	23.95	0.70	1.30	2.00	(0.87)	(1.40)	—	(2.27)	23.68	9.24	131	0.63	0.63	3.02	83
Y	23.95	0.74	1.25	1.99	(0.85)	(1.40)	—	(2.25)	23.69	9.21	13,185	0.70	0.68	3.19	83
F	23.61	0.74	1.22	1.96	(0.86)	(1.40)	—	(2.26)	23.31	9.29	97,529	0.62	0.62	3.23	83
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.53	$ 0.12	$ 0.51	$ 0.63	$ (0.35)	$ —	$ —	$ (0.35)	$ 8.81	7.38% (5)	$ 24,497	1.51% (6)	1.25% (6)	2.76% (6)	81%
C	8.26	0.08	0.51	0.59	(0.28)	—	—	(0.28)	8.57	7.14 (5)	1,282	2.30 (6)	2.00 (6)	1.94 (6)	81
I	8.55	0.13	0.51	0.64	(0.37)	—	—	(0.37)	8.82	7.52 (5)	17,521	1.24 (6)	1.00 (6)	2.94 (6)	81
R3	8.57	0.11	0.51	0.62	(0.32)	—	—	(0.32)	8.87	7.31 (5)	150	1.83 (6)	1.50 (6)	2.49 (6)	81
R4	8.57	0.12	0.52	0.64	(0.35)	—	—	(0.35)	8.86	7.51 (5)	24	1.53 (6)	1.20 (6)	2.81 (6)	81
R5	8.48	0.10	0.54	0.64	(0.37)	—	—	(0.37)	8.75	7.63 (5)	55	1.23 (6)	0.95 (6)	2.39 (6)	81
R6	8.55	0.14	0.50	0.64	(0.38)	—	—	(0.38)	8.81	7.51 (5)	21	1.11 (6)	0.90 (6)	3.13 (6)	81
Y	8.55	0.13	0.52	0.65	(0.38)	—	—	(0.38)	8.82	7.62 (5)	41,053	1.21 (6)	0.90 (6)	3.10 (6)	81
F	8.55	0.13	0.52	0.65	(0.38)	—	—	(0.38)	8.82	7.62 (5)	13,817	1.11 (6)	0.90 (6)	3.09 (6)	81
For the Year Ended October 31, 2023
A	$ 8.38	$ 0.27	$ 0.28	$ 0.55	$ (0.40)	$ —	$ —	$ (0.40)	$ 8.53	6.65%	$ 26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
The accompanying notes are an integral part of these financial statements.
102

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2022
A	$ 10.41	$ 0.29	$ (0.64)	$ (0.35)	$ (1.26)	$ (0.42)	$ —	$ (1.68)	$ 8.38	(4.05)%	$ 30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (11)	9.11	0.23	(0.97) (12)	(0.74)	—	—	—	—	8.37	(8.13) (5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.20	$ 2.69	$ 2.89	$ (0.24)	$ —	$ —	$ (0.24)	$ 10.41	37.82%	$ 18,783	1.54%	1.25%	2.11%	202% (13)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (13)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (13)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (13)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (13)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (13)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (13)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (13)
For the Year Ended October 31, 2020
A	$ 8.84	$ 0.13	$ (0.97)	$ (0.84)	$ (0.24)	$ —	$ —	$ (0.24)	$ 7.76	(9.85)%	$ 11,732	1.54%	1.25%	1.58%	316% (13)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (13)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (13)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (13)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (13)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (13)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (13)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (13)
For the Year Ended October 31, 2019
A	$ 9.00	$ 0.20	$ (0.19)	$ 0.01	$ (0.17)	$ —	$ —	$ (0.17)	$ 8.84	0.27%	$ 14,360	1.51%	1.25%	2.32%	201%
C	8.78	0.13	(0.18)	(0.05)	(0.09)	—	—	(0.09)	8.64	(0.49)	3,038	2.29	2.00	1.53	201
I	9.00	0.23	(0.20)	0.03	(0.20)	—	—	(0.20)	8.83	0.47	38,226	1.16	0.99	2.63	201
R3	9.04	0.18	(0.19)	(0.01)	(0.15)	—	—	(0.15)	8.88	0.02	70	1.80	1.50	2.01	201
R4	9.02	0.20	(0.19)	0.01	(0.17)	—	—	(0.17)	8.86	0.27	59	1.49	1.20	2.29	201
R5	9.01	0.23	(0.20)	0.03	(0.26)	—	—	(0.26)	8.78	0.54	39	1.19	0.95	2.59	201
Y	9.00	0.24	(0.19)	0.05	(0.21)	—	—	(0.21)	8.84	0.67	96,453	1.14	0.90	2.68	201
F	9.00	0.24	(0.20)	0.04	(0.21)	—	—	(0.21)	8.83	0.55	110,993	1.08	0.90	2.67	201

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Per share amount is less than $0.005.
(8)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 204%.
(9)	Commenced operations on February 28, 2019.
The accompanying notes are an integral part of these financial statements.
103

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

(10)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 33% for the six-month period ended April 30, 2024 and 70%, 62%, 63% and 91% for the fiscal years ended October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(11)	Commenced operations on February 28, 2022.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended October 31, 2021 and October 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.
104

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2024. Financial statements for the series of the Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Balanced Income Fund (the "Balanced Income Fund")
Hartford AARP Balanced Retirement Fund (the "Balanced Retirement Fund")
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")
Hartford Real Asset Fund (the "Real Asset Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. Each Fund, except Checks and Balances Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class R6 and Class Y shares. As of April 30, 2024, Class R6 and Class Y of the Conservative Allocation Fund have not commenced operations and as a result, are not included in this report. Class A shares of each Fund, except Balanced Retirement Fund, are sold with a front-end sales charge of up to 5.50%. Balanced Retirement Fund's Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Classes A, C, I, R3, and R4 of the Balanced Retirement Fund are closed to new investors, subject to certain exceptions set forth in the Balanced Retirement Fund's prospectus.
Each of the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies" or "Underlying Funds") during the six-month period ended April 30, 2024. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
Hartford Funds Management Company, LLC ("HFMC" or the "Investment Manager") serves as the investment manager to each Fund.
The Investment Manager and The Hartford Mutual Funds, Inc. have entered into a licensing arrangement with AARP, Inc. ("AARP") under which AARP receives a royalty from the Investment Manager out of its own resources for licensing its brand to the Hartford AARP Balanced Retirement Fund. Hartford AARP Balanced Retirement Fund is managed by the Investment Manager, an investment adviser registered with the SEC, and distributed by Hartford Funds Distributors, LLC, a broker-dealer registered with the SEC and an affiliate of the Investment Manager. The Investment Manager and its affiliates are not affiliated with AARP and its affiliates. AARP and its affiliates are not broker-dealers or investment advisers and are not acting in any such capacity with respect to Hartford AARP Balanced Retirement Fund. AARP and its affiliates do not offer, recommend, or endorse the Investment Manager or any of its affiliates and are not making any recommendations regarding an investment in Hartford AARP Balanced Retirement Fund.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
105

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
106

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund and Real Asset Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of each of Balanced Retirement Fund and Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)	Basis for Consolidation – The Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Real Asset Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
The following sets forth a description of securities and other investments for each Fund, except the Asset Allocation Funds and the Checks and Balances Fund.
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2024.
108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2024.
c)	Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2024.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2024.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2024.
f)	Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are
109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's Schedule of Investments, if applicable, for equity linked securities as of April 30, 2024.
g)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2024, each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument.
110

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2024, each of Balanced Retirement Fund and Multi-Asset Income Fund had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2024, the Balanced Income Fund had used Credit Default Swap Contracts.
e)	Additional Derivative Instrument Information:
Balanced Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 7,508,053	$ —	$ —	$ —	$ —	$ 7,508,053
Unrealized appreciation on foreign currency contracts	—	2,351,066	—	—	—	2,351,066
Unrealized appreciation on swap contracts(2)	—	—	218,292	—	—	218,292
Total	$ 7,508,053	$ 2,351,066	$ 218,292	$ —	$ —	$ 10,077,411
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 2,046,215	$ —	$ —	$ —	$ —	$ 2,046,215
Unrealized depreciation on foreign currency contracts	—	508,735	—	—	—	508,735
Unrealized depreciation on swap contracts(2)	—	—	4,588	—	—	4,588
Total	$ 2,046,215	$ 508,735	$ 4,588	$ —	$ —	$ 2,559,538

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Balanced Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (2,091,376)	$ —	$ —	$ —	$ —	$ (2,091,376)
Net realized gain (loss) on swap contracts	—	—	(476,348)	—	—	(476,348)
Net realized gain (loss) on foreign currency contracts	—	(1,331,567)	—	—	—	(1,331,567)
Total	$ (2,091,376)	$ (1,331,567)	$ (476,348)	$ —	$ —	$ (3,899,291)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 18,083,308	$ —	$ —	$ —	$ —	$ 18,083,308
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(303,634)	—	—	(303,634)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,635,466	—	—	—	1,635,466
Total	$ 18,083,308	$ 1,635,466	$ (303,634)	$ —	$ —	$ 19,415,140
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,804
Futures Contracts Number of Short Contracts	(3,519)
Swap Contracts at Notional Amount	$ 47,244,667
Foreign Currency Contracts Purchased at Contract Amount	$ 23,039,590
Foreign Currency Contracts Sold at Contract Amount	$ 120,163,572
Balanced Retirement Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ —	$ —	$ 44,309	$ —	$ 44,309
Unrealized appreciation on foreign currency contracts	—	12,202	—	—	—	12,202
Total	$ —	$ 12,202	$ —	$ 44,309	$ —	$ 56,511
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 236,340	$ —	$ —	$ —	$ —	$ 236,340
Unrealized depreciation on foreign currency contracts	—	15,068	—	—	—	15,068
Total	$ 236,340	$ 15,068	$ —	$ —	$ —	$ 251,408

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Balanced Retirement Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ (112,580)	$ —	$ (112,580)
Net realized gain (loss) on futures contracts	(4,476)	—	—	—	—	(4,476)
Net realized gain (loss) on foreign currency contracts	—	(38,140)	—	—	—	(38,140)
Total	$ (4,476)	$ (38,140)	$ —	$ (112,580)	$ —	$ (155,196)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ —	$ —	$ 10,270	$ —	$ 10,270
Net change in unrealized appreciation (depreciation) of futures contracts	35,018	—	—	—	—	35,018
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	19,022	—	—	—	19,022
Total	$ 35,018	$ 19,022	$ —	$ 10,270	$ —	$ 64,310
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 124
Futures Contracts Number of Long Contracts	80
Foreign Currency Contracts Purchased at Contract Amount	$ 6,401
Foreign Currency Contracts Sold at Contract Amount	$ 5,657,748
Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 122,254	$ —	$ —	$ —	$ —	$ 122,254
Unrealized appreciation on foreign currency contracts	—	301,264	—	—	—	301,264
Total	$ 122,254	$ 301,264	$ —	$ —	$ —	$ 423,518
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 2,106,862	$ —	$ —	$ —	$ —	$ 2,106,862
Unrealized depreciation on foreign currency contracts	—	36,046	—	—	—	36,046
Total	$ 2,106,862	$ 36,046	$ —	$ —	$ —	$ 2,142,908

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Multi-Asset Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ —	$ —	$ (1,491,652)	$ —	$ (1,491,652)
Net realized gain (loss) on futures contracts	(227,177)	—	—	225,420	—	(1,757)
Net realized gain (loss) on foreign currency contracts	—	887,767	—	—	—	887,767
Total	$ (227,177)	$ 887,767	$ —	$ (1,266,232)	$ —	$ (605,642)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 519,763	$ —	$ —	$ —	$ —	$ 519,763
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	216,693	—	—	—	216,693
Total	$ 519,763	$ 216,693	$ —	$ —	$ —	$ 736,456
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 52
Futures Contracts Number of Long Contracts	842
Futures Contracts Number of Short Contracts	(46)
Foreign Currency Contracts Sold at Contract Amount	$ 60,013,503
Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 1,467,857	$ 1,467,857
Total	$ —	$ —	$ —	$ —	$ 1,467,857	$ 1,467,857
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 1,170,958	$ 1,170,958
Unrealized depreciation on foreign currency contracts	—	32,795	—	—	—	32,795
Total	$ —	$ 32,795	$ —	$ —	$ 1,170,958	$ 1,203,753

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

115

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Real Asset Fund (Consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ —	$ (338,265)	$ (338,265)
Net realized gain (loss) on foreign currency contracts	—	(49,271)	—	—	—	(49,271)
Total	$ —	$ (49,271)	$ —	$ —	$ (338,265)	$ (387,536)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ —	$ 584,743	$ 584,743
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(13,910)	—	—	—	(13,910)
Total	$ —	$ (13,910)	$ —	$ —	$ 584,743	$ 570,833
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	324
Futures Contracts Number of Short Contracts	(68)
Foreign Currency Contracts Purchased at Contract Amount	$ 3,470,495
Foreign Currency Contracts Sold at Contract Amount	$ 5,501,650
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 2,351,066	$ (508,735)
Futures contracts	7,508,053	(2,046,215)
Swap contracts	218,292	(4,588)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,077,411	(2,559,538)
Derivatives not subject to a MNA	(7,726,345)	2,050,803
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 2,351,066	$ (508,735)

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 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 65,586	$ (12,752)	$ —	$ —	$ 52,834
Barclays	100,148	(67,574)	—	—	32,574
BNP Paribas Securities Services	26,822	(12,326)	—	—	14,496
Canadian Imperial Bank of Commerce	28,580	—	—	—	28,580
Citibank NA	29,327	(29,327)	—	—	—
Deutsche Bank Securities, Inc.	1,264,894	—	—	—	1,264,894
Goldman Sachs & Co.	111,650	(111,650)	—	—	—
JP Morgan Chase & Co.	42,089	(26,041)	—	—	16,048
Morgan Stanley	587,866	(30,115)	—	(330,000)	227,751
State Street Global Markets LLC	29,706	(11,113)	—	—	18,593
UBS AG	64,398	—	—	—	64,398
Total	$ 2,351,066	$ (300,898)	$ —	$ (330,000)	$ 1,720,168

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (12,752)	$ 12,752	$ —	$ —	$ —
Barclays	(67,574)	67,574	—	—	—
BNP Paribas Securities Services	(12,326)	12,326	—	—	—
Citibank NA	(94,041)	29,327	—	—	(64,714)
Goldman Sachs & Co.	(252,150)	111,650	—	140,500	—
JP Morgan Chase & Co.	(26,041)	26,041	—	—	—
Morgan Stanley	(30,115)	30,115	—	—	—
NatWest Markets Plc	(2,623)	—	—	—	(2,623)
State Street Global Markets LLC	(11,113)	11,113	—	—	—
Total	$ (508,735)	$ 300,898	$ —	$ 140,500	$ (67,337)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Balanced Retirement Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 12,202	$ (15,068)
Futures contracts	—	(236,340)
Purchased options	44,309	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	56,511	(251,408)
Derivatives not subject to a MNA	(44,309)	236,340
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 12,202	$ (15,068)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 4,944	$ —	$ —	$ —	$ 4,944
JP Morgan Chase & Co.	2,926	—	—	—	2,926
UBS AG	4,332	—	—	—	4,332
Total	$ 12,202	$ —	$ —	$ —	$ 12,202

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (15,068)	$ —	$ —	$ —	$ (15,068)
Total	$ (15,068)	$ —	$ —	$ —	$ (15,068)

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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 301,264	$ (36,046)
Futures contracts	122,254	(2,106,862)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	423,518	(2,142,908)
Derivatives not subject to a MNA	(122,254)	2,106,862
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 301,264	$ (36,046)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 1,244	$ (1,244)	$ —	$ —	$ —
BNP Paribas Securities Services	28,750	—	—	—	28,750
JP Morgan Chase & Co.	246,897	—	—	(70,000)	176,897
UBS AG	24,373	—	—	—	24,373
Total	$ 301,264	$ (1,244)	$ —	$ (70,000)	$ 230,020

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (36,046)	$ 1,244	$ —	$ —	$ (34,802)
Total	$ (36,046)	$ 1,244	$ —	$ —	$ (34,802)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (32,795)
Futures contracts	1,467,857	(1,170,958)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,467,857	(1,203,753)
Derivatives not subject to a MNA	(1,467,857)	1,170,958
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (32,795)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (16,199)	$ —	$ —	$ —	$ (16,199)
JP Morgan Chase & Co.	(16,596)	—	—	—	(16,596)
Total	$ (32,795)	$ —	$ —	$ —	$ (32,795)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an Underlying Fund, as applicable.
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 Notes to Financial Statements – (continued)
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The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Certain Funds are exposed to the risks of the Underlying Funds and/or other investment companies in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or other investment companies. The market values of the Underlying Funds and/or other investment companies may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or other investment companies invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or other investment companies invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services
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 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Balanced Income Fund	$ 18,129,687	$ —
Balanced Retirement Fund*	22,987,519	4,442,924
Conservative Allocation Fund	—	1,731,768
Growth Allocation Fund	—	3,996,505
Moderate Allocation Fund	—	4,837,344
Multi-Asset Income Fund	29,427,928	12,906,336
Real Asset Fund (Consolidated)*	12,370,071	92,506,454

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2023, the Real Asset Fund (Consolidated) utilized $437,223 of prior year capital loss carryforwards.
The Checks and Balances Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2023.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$ 11,635,941,147	$ 1,142,627,157	$ (700,584,257)	$ 442,042,900
Balanced Retirement Fund	58,421,828	6,914,822	(5,474,586)	1,440,236
Checks and Balances Fund	1,217,401,389	210,546,311	(73,878,638)	136,667,673
Conservative Allocation Fund	89,670,205	7,920,317	(6,236,233)	1,684,084
Growth Allocation Fund	437,939,039	90,330,319	(8,167,921)	82,162,398
Moderate Allocation Fund	275,242,009	43,540,518	(11,650,514)	31,890,004
Multi-Asset Income Fund	587,786,860	31,640,997	(31,307,749)	333,248
Real Asset Fund (Consolidated)	94,707,459	9,313,292	(2,901,174)	6,412,118
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund,
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 April 30, 2024 (Unaudited)

pays a fee to HFMC under the Investment Management Agreement. With respect to each of Balanced Income Fund, Balanced Retirement Fund, Multi-Asset Income Fund and Real Asset Fund, HFMC pays a sub-advisory fee to Wellington Management out of its management fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Balanced Retirement Fund (Excluding assets invested in investment companies for which HFMC or its affiliates serves as investment manager (“Affiliated Funds”))	0.3900% on first $1 billion and;
0.3800% on next $4 billion and;
0.3750% over $5 billion
Balanced Retirement Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds
Checks and Balances Fund	N/A
Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund*	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion

*	HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit
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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

the total annual fund operating expenses until February 28, 2025 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Conservative Allocation Fund(1)	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Real Asset Fund(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses.
From November 1, 2023 through February 29, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.55%	0.45%	0.55%	0.45%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.88%	1.65%	0.65%	1.26%	0.97%	0.67%	0.56%	0.67%	0.56%
Balanced Retirement Fund	0.97%	1.73%	0.68%	1.22%	0.92%	0.60%	0.50%	0.59%	0.50%
Checks and Balances Fund	0.38%	1.17%	0.15%	0.74%	0.43%	0.09%	N/A	N/A	0.04%
Conservative Allocation Fund	0.63%	1.44%	0.38%	0.97%	0.68%	0.38%	N/A	N/A	0.27%
Growth Allocation Fund	0.53%	1.38%	0.25%	0.85%	0.56%	0.26%	N/A	N/A	0.16%
Moderate Allocation Fund	0.54%	1.37%	0.28%	0.87%	0.57%	0.26%	N/A	N/A	0.18%
Multi-Asset Income Fund	1.04%	1.80%	0.76%	1.32%	1.06%	0.77%	0.66%	0.77%	0.66%
Real Asset Fund (Consolidated)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$ 1,298,528	$ 49,961
Balanced Retirement Fund	1,842	75
Checks and Balances Fund	361,464	1,608
Conservative Allocation Fund	15,354	428
Growth Allocation Fund	142,040	1,618
Moderate Allocation Fund	56,990	861
Multi-Asset Income Fund	76,586	494
Real Asset Fund (Consolidated)	10,943	2,711
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan,
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 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Income Fund	0.08%	0.09%	0.09%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Balanced Retirement Fund	0.16%	0.18%	0.12%	0.22%	0.16%	0.11%	—	0.10%	0.00% *
Checks and Balances Fund	0.09%	0.13%	0.11%	0.20%	0.14%	0.05%	N/A	N/A	0.00% *
Conservative Allocation Fund	0.11%	0.17%	0.11%	0.20%	0.16%	0.11%	N/A	N/A	0.00% *
Growth Allocation Fund	0.13%	0.22%	0.09%	0.19%	0.15%	0.10%	N/A	N/A	0.00% *
Moderate Allocation Fund	0.12%	0.20%	0.10%	0.20%	0.15%	0.09%	N/A	N/A	0.00% *
Multi-Asset Income Fund	0.15%	0.14%	0.10%	0.20%	0.16%	0.12%	0.00% *	0.11%	0.00% *
Real Asset Fund (Consolidated)	0.15%	0.19%	0.13%	0.22%	0.17%	0.12%	—	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.
123

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$ 41,632,902	$ 43,323,631	$ —
Balanced Retirement Fund	378,143	226,426	172,784
Multi-Asset Income Fund	8,619,588	4,078,258	4,929,702
Real Asset Fund (Consolidated)	664,053	640,129	69,174

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2024 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 916,908	$ —	$ 967,188	$ 168,169	$ (117,889)	$ —	—	$ —	$ —
Hartford Multifactor Emerging Markets ETF	928,470	—	984,388	203,459	(147,541)	—	—	—	—
The Hartford World Bond Fund, Class F	6,514,241	120,974	894,051	(59,432)	216,876	5,898,608	597,025	120,958	—
Total	$ 8,359,619	$ 120,974	$ 2,845,627	$ 312,196	$ (48,554)	$ 5,898,608	597,025	$ 120,958	$ —
Checks and Balances Fund
Hartford Total Return Bond ETF	$ 428,529,590	$ 6,424,031	$ —	$ —	$ 16,972,467	$ 451,926,088	13,811,922	$ 10,028,515	$ —
The Hartford Capital Appreciation Fund, Class F	413,626,681	8,786,906	48,573,720	1,472,128	73,842,035	449,154,030	11,000,588	3,961,828	—
The Hartford Dividend and Growth Fund, Class F	413,055,167	15,954,204	44,340,318	7,034,612	58,558,444	450,262,109	13,325,306	5,060,154	1,568,392
Total	$ 1,255,211,438	$ 31,165,141	$ 92,914,038	$ 8,506,740	$ 149,372,946	$ 1,351,342,227	38,137,816	$ 19,050,497	$1,568,392
124

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund
Hartford Core Bond ETF	$ 19,438,403	$ —	$ 1,792,165	$ (369,593)	$ 1,227,935	$ 18,504,580	545,977	$ 405,640	$ —
Hartford Core Equity Fund, Class F	10,442,218	372,168	2,179,833	402,895	1,481,419	10,518,867	212,460	123,781	222,865
Hartford Large Cap Growth ETF	3,506,941	—	—	—	1,026,939	4,533,880	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	2,427,933	—	—	—	254,644	2,682,577	97,940	53,438	—
Hartford Multifactor US Equity ETF	3,053,711	—	—	—	508,120	3,561,831	77,566	32,575	—
Hartford Schroders Core Fixed Income Fund, Class F	13,795,462	796,204	3,122,844	(647,147)	979,752	11,801,427	1,425,293	330,427	—
Hartford Schroders Emerging Markets Equity Fund, Class F	446,428	7,139	48,717	2,023	50,821	457,694	28,499	7,139	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,094,744	28,039	521,997	28,192	271,751	1,900,729	189,505	28,039	—
Hartford Small Cap Value Fund, Class F	962,466	296,023	160,998	11,939	121,641	1,231,071	108,274	19,601	20,652
The Hartford Equity Income Fund, Class F	2,930,269	580,783	649,569	19,302	136,330	3,017,115	151,082	43,167	157,583
The Hartford Growth Opportunities Fund, Class F	379,692	—	435,152	112,272	(56,812)	—	—	—	—
The Hartford Inflation Plus Fund, Class F	5,508,851	851,169	1,277,505	(120,931)	252,402	5,213,986	522,967	68,597	—
The Hartford International Growth Fund, Class F	1,276,221	13,014	175,595	12,223	244,274	1,370,137	83,494	13,014	—
The Hartford International Opportunities Fund, Class F	2,653,707	146,689	229,791	13,275	383,969	2,967,849	168,436	51,911	—
The Hartford Small Company Fund, Class F	849,090	428,559	117,339	(8,640)	186,730	1,338,400	66,257	—	—
The Hartford Strategic Income Fund, Class F	7,754,257	977,819	651,891	(103,314)	495,195	8,472,066	1,114,746	294,895	—
The Hartford World Bond Fund, Class F	12,685,619	2,575,251	1,942,895	(122,265)	398,523	13,594,233	1,375,935	293,880	—
Total	$ 90,206,012	$ 7,072,857	$ 13,306,291	$ (769,769)	$ 7,963,633	$ 91,166,442	6,414,034	$ 1,766,104	$ 401,100
Growth Allocation Fund
Hartford Core Bond ETF	$ 37,921,011	$ —	$ 4,525,321	$ (900,755)	$ 2,617,731	$ 35,112,666	1,035,998	$ 760,511	$ —
Hartford Core Equity Fund, Class F	97,010,528	3,268,732	9,157,763	826,211	17,188,856	109,136,564	2,204,334	1,179,600	2,089,133
Hartford Large Cap Growth ETF	37,594,330	—	—	—	11,008,774	48,603,104	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	29,607,912	—	—	—	3,105,307	32,713,219	1,194,349	651,658	—
Hartford Multifactor US Equity ETF	41,758,910	—	—	—	6,948,434	48,707,344	1,060,700	445,456	—
Hartford Schroders Core Fixed Income Fund, Class F	24,747,690	568,124	6,099,803	(408,474)	1,047,836	19,855,373	2,397,992	568,123	—
125

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$ 4,634,623	$ 76,425	$ —	$ —	$ 555,245	$ 5,266,293	327,914	$ 76,424	$ —
Hartford Schroders International Multi-Cap Value Fund, Class F	29,804,276	438,304	868,227	(58,584)	4,500,030	33,815,799	3,371,465	438,304	—
Hartford Small Cap Value Fund, Class F	13,149,820	1,994,168	469,768	45,349	1,774,503	16,494,072	1,450,666	268,472	282,164
The Hartford Equity Income Fund, Class F	40,273,998	2,953,169	950,492	24,036	2,280,416	44,581,127	2,232,405	683,191	2,269,978
The Hartford Growth Opportunities Fund, Class F	15,977,844	2,509,353	8,810,209	2,401,383	2,018,662	14,097,033	267,242	—	—
The Hartford International Growth Fund, Class F	16,928,550	174,943	—	—	3,386,780	20,490,273	1,248,646	174,943	—
The Hartford International Opportunities Fund, Class F	36,513,234	3,514,406	225,779	2,433	5,516,545	45,320,839	2,572,125	724,808	—
The Hartford Small Company Fund, Class F	12,278,046	2,309,167	390,126	(41,765)	2,580,477	16,735,799	828,505	—	—
The Hartford Strategic Income Fund, Class F	9,385,374	342,349	5,109,128	230,791	364,308	5,213,694	686,012	342,350	—
The Hartford World Bond Fund, Class F	21,642,682	6,763,211	6,016,723	(121,734)	634,473	22,901,909	2,318,007	524,653	—
Total	$ 469,228,828	$ 24,912,351	$ 42,623,339	$ 1,998,891	$ 65,528,377	$ 519,045,108	25,829,219	$ 6,838,493	$4,641,275
Moderate Allocation Fund
Hartford Core Bond ETF	$ 41,491,963	$ 2,598,315	$ 2,298,326	$ (466,921)	$ 2,256,650	$ 43,581,681	1,285,876	$ 913,645	$ —
Hartford Core Equity Fund, Class F	52,830,906	2,174,683	7,188,345	884,049	8,850,724	57,552,017	1,162,432	644,825	1,143,461
Hartford Large Cap Growth ETF	15,831,588	—	—	—	4,635,974	20,467,562	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	14,974,276	—	—	—	1,570,517	16,544,793	604,045	329,578	—
Hartford Multifactor US Equity ETF	15,592,250	—	—	—	2,594,458	18,186,708	396,052	166,328	—
Hartford Schroders Core Fixed Income Fund, Class F	31,760,151	873,364	8,884,920	(1,065,742)	1,897,470	24,580,323	2,968,638	707,251	—
Hartford Schroders Emerging Markets Equity Fund, Class F	2,837,162	133,523	114,924	5,851	338,653	3,200,265	199,269	47,659	—
Hartford Schroders International Multi-Cap Value Fund, Class F	13,677,491	487,329	1,716,760	90,339	1,967,662	14,506,061	1,446,267	202,213	—
Hartford Small Cap Value Fund, Class F	5,080,348	1,571,958	36,772	2,032	686,721	7,304,287	642,418	106,262	109,012
The Hartford Equity Income Fund, Class F	14,776,838	1,089,128	883,602	28,160	817,215	15,827,739	792,576	247,089	842,039
The Hartford Growth Opportunities Fund, Class F	3,992,512	1,300,170	4,058,001	1,037,057	(102,978)	2,168,760	41,114	—	—
126

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 8,285,506	$ 146,596	$ 862,032	$ 58,213	$ 1,625,458	$ 9,253,741	563,909	$ 86,022	$ —
The Hartford International Opportunities Fund, Class F	17,197,176	1,507,582	405,585	6,324	2,587,556	20,893,053	1,185,758	339,801	—
The Hartford Small Company Fund, Class F	5,444,278	712,088	265,503	(30,963)	1,154,064	7,013,964	347,226	—	—
The Hartford Strategic Income Fund, Class F	15,899,713	718,837	2,080,930	(293,448)	1,156,409	15,400,581	2,026,392	609,155	—
The Hartford World Bond Fund, Class F	26,295,445	6,950,043	3,827,665	(147,086)	742,537	30,013,274	3,037,781	630,687	—
Total	$ 285,967,603	$ 20,263,616	$ 32,623,365	$ 107,865	$ 32,779,090	$ 306,494,809	17,808,493	$ 5,030,515	$2,094,512
10.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	100%	100%	—	2%
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	8%
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—
Real Asset Fund (Consolidated)	—	—	—	—	49%	23%	50%	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Retirement Fund	—	—	—	—	—	0%*	0%*	—	0%*
Conservative Allocation Fund	—	—	—	—	—	—	N/A	N/A	0%*
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—
Real Asset Fund (Consolidated)	—	—	—	—	0%*	0%*	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2024, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0% (1)

*	As of April 30, 2024, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
127

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

11.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$ 3,317,827,817	$ 4,232,810,864	$ 378,124,465	$ 316,909,562	$ 3,695,952,282	$ 4,549,720,426
Balanced Retirement Fund	6,583,698	13,215,602	—	1,588,873	6,583,698	14,804,475
Checks and Balances Fund	31,165,141	92,914,038	—	—	31,165,141	92,914,038
Conservative Allocation Fund	7,072,857	13,306,291	—	—	7,072,857	13,306,291
Growth Allocation Fund	24,912,351	42,623,339	—	—	24,912,351	42,623,339
Moderate Allocation Fund	20,263,616	32,623,365	—	—	20,263,616	32,623,365
Multi-Asset Income Fund	128,971,105	154,973,675	54,723,641	62,537,862	183,694,746	217,511,537
Real Asset Fund (Consolidated)	53,733,307	75,774,324	22,483,895	24,538,159	76,217,202	100,312,483
12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	20,562,072	$ 289,810,629	41,384,321	$ 573,592,960
Shares Issued for Reinvested Dividends	5,381,943	77,071,872	18,756,233	258,573,172
Shares Redeemed	(33,779,087)	(474,900,169)	(59,316,135)	(820,461,065)
Net Increase (Decrease)	(7,835,072)	(108,017,668)	824,419	11,705,067
Class C
Shares Sold	2,567,888	$ 35,559,728	8,447,038	$ 115,336,420
Shares Issued for Reinvested Dividends	1,591,214	22,389,886	7,926,877	107,653,888
Shares Redeemed	(23,431,851)	(323,556,004)	(49,140,262)	(666,865,153)
Net Increase (Decrease)	(19,272,749)	(265,606,390)	(32,766,347)	(443,874,845)
Class I
Shares Sold	22,299,818	$ 314,601,216	57,329,397	$ 797,063,583
Shares Issued for Reinvested Dividends	4,819,865	69,022,870	18,167,370	250,464,849
Shares Redeemed	(49,022,972)	(688,281,387)	(101,121,050)	(1,395,991,024)
Net Increase (Decrease)	(21,903,289)	(304,657,301)	(25,624,283)	(348,462,592)
Class R3
Shares Sold	745,560	$ 10,578,884	1,709,073	$ 23,786,994
Shares Issued for Reinvested Dividends	150,890	2,172,884	570,743	7,914,421
Shares Redeemed	(1,252,923)	(17,816,703)	(2,642,493)	(36,833,863)
Net Increase (Decrease)	(356,473)	(5,064,935)	(362,677)	(5,132,448)
Class R4
Shares Sold	527,898	$ 7,479,140	790,268	$ 11,023,782
Shares Issued for Reinvested Dividends	76,750	1,105,236	312,626	4,337,076
Shares Redeemed	(632,710)	(9,022,708)	(1,888,220)	(26,362,625)
Net Increase (Decrease)	(28,062)	(438,332)	(785,326)	(11,001,767)
Class R5
Shares Sold	173,314	$ 2,460,137	385,055	$ 5,375,543
Shares Issued for Reinvested Dividends	46,448	669,805	165,388	2,294,730
Shares Redeemed	(408,857)	(5,783,536)	(488,643)	(6,807,437)
Net Increase (Decrease)	(189,095)	(2,653,594)	61,800	862,836
Class R6
Shares Sold	3,175,536	$ 45,531,202	4,863,249	$ 68,437,528
Shares Issued for Reinvested Dividends	368,453	5,350,074	1,190,373	16,614,731
Shares Redeemed	(3,007,005)	(42,982,482)	(4,861,333)	(68,080,174)
Net Increase (Decrease)	536,984	7,898,794	1,192,289	16,972,085
128

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	220,784	$ 3,163,647	657,580	$ 9,259,505
Shares Issued for Reinvested Dividends	68,486	994,782	350,614	4,912,717
Shares Redeemed	(541,090)	(7,730,639)	(3,650,717)	(51,233,726)
Net Increase (Decrease)	(251,820)	(3,572,210)	(2,642,523)	(37,061,504)
Class F
Shares Sold	12,944,360	$ 182,567,454	29,185,922	$ 404,780,719
Shares Issued for Reinvested Dividends	3,605,894	51,674,024	12,286,685	169,417,065
Shares Redeemed	(24,572,935)	(346,151,255)	(39,077,626)	(540,032,386)
Net Increase (Decrease)	(8,022,681)	(111,909,777)	2,394,981	34,165,398
Total Net Increase (Decrease)	(57,322,257)	$ (794,021,413)	(57,707,667)	$ (781,827,770)
Balanced Retirement Fund
Class A
Shares Sold	37,112	$ 327,871	150,450	$ 1,334,410
Shares Issued for Reinvested Dividends	69,375	617,727	352,988	3,093,253
Shares Redeemed	(763,303)	(6,767,418)	(1,298,967)	(11,472,995)
Net Increase (Decrease)	(656,816)	(5,821,820)	(795,529)	(7,045,332)
Class C
Shares Sold	2,849	$ 25,357	8,940	$ 79,224
Shares Issued for Reinvested Dividends	4,218	37,713	30,816	270,965
Shares Redeemed	(100,885)	(898,955)	(236,455)	(2,098,996)
Net Increase (Decrease)	(93,818)	(835,885)	(196,699)	(1,748,807)
Class I
Shares Sold	56,263	$ 498,940	102,347	$ 903,185
Shares Issued for Reinvested Dividends	11,158	99,124	56,387	493,453
Shares Redeemed	(166,923)	(1,476,061)	(326,732)	(2,873,380)
Net Increase (Decrease)	(99,502)	(877,997)	(167,998)	(1,476,742)
Class R3
Shares Sold	753	$ 6,679	5,106	$ 45,020
Shares Issued for Reinvested Dividends	421	3,756	2,998	26,304
Shares Redeemed	(16,898)	(143,279)	(12,534)	(110,140)
Net Increase (Decrease)	(15,724)	(132,844)	(4,430)	(38,816)
Class R4
Shares Sold	350	$ 3,138	206	$ 1,785
Shares Issued for Reinvested Dividends	165	1,463	741	6,461
Shares Redeemed	(249)	(2,231)	(1,626)	(14,222)
Net Increase (Decrease)	266	2,370	(679)	(5,976)
Class R5
Shares Issued for Reinvested Dividends	17	$ 147	64	$ 556
Net Increase (Decrease)	17	147	64	556
Class R6
Shares Issued for Reinvested Dividends	21	$ 191	86	$ 747
Shares Redeemed	(125)	(1,123)	(2)	(13)
Net Increase (Decrease)	(104)	(932)	84	734
Class Y
Shares Sold	18,817	$ 166,805	161,317	$ 1,456,471
Shares Issued for Reinvested Dividends	1,554	13,697	13,124	114,132
Shares Redeemed	(66,765)	(581,540)	(143,844)	(1,253,346)
Net Increase (Decrease)	(46,394)	(401,038)	30,597	317,257
Class F
Shares Sold	—	$ —	111	$ 1,000
Shares Issued for Reinvested Dividends	109	962	411	3,566
Shares Redeemed	—	—	(1)	(12)
Net Increase (Decrease)	109	962	521	4,554
Total Net Increase (Decrease)	(911,966)	$ (8,067,037)	(1,134,069)	$ (9,992,572)
129

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Checks and Balances Fund
Class A
Shares Sold	2,959,560	$ 27,818,650	6,845,995	$ 61,672,949
Shares Issued for Reinvested Dividends	5,045,241	47,423,179	11,091,767	97,737,525
Shares Redeemed	(9,821,874)	(92,770,840)	(20,781,233)	(188,223,029)
Net Increase (Decrease)	(1,817,073)	(17,529,011)	(2,843,471)	(28,812,555)
Class C
Shares Sold	214,757	$ 2,003,729	663,156	$ 5,998,014
Shares Issued for Reinvested Dividends	220,734	2,052,210	625,132	5,453,466
Shares Redeemed	(1,274,518)	(11,949,816)	(3,014,722)	(26,934,713)
Net Increase (Decrease)	(839,027)	(7,893,877)	(1,726,434)	(15,483,233)
Class I
Shares Sold	2,162,344	$ 19,900,545	3,008,442	$ 27,730,393
Shares Issued for Reinvested Dividends	375,283	3,537,556	717,015	6,333,730
Shares Redeemed	(2,513,977)	(23,748,467)	(3,866,282)	(35,156,750)
Net Increase (Decrease)	23,650	(310,366)	(140,825)	(1,092,627)
Class R3
Shares Sold	70,948	$ 667,226	127,185	$ 1,141,748
Shares Issued for Reinvested Dividends	38,766	362,034	82,507	722,608
Shares Redeemed	(73,218)	(690,871)	(238,993)	(2,161,415)
Net Increase (Decrease)	36,496	338,389	(29,301)	(297,059)
Class R4
Shares Sold	13,223	$ 124,318	26,959	$ 242,389
Shares Issued for Reinvested Dividends	14,254	133,418	29,167	255,846
Shares Redeemed	(27,925)	(266,166)	(33,824)	(297,647)
Net Increase (Decrease)	(448)	(8,430)	22,302	200,588
Class R5
Shares Sold	8,559	$ 79,356	79,699	$ 680,070
Shares Issued for Reinvested Dividends	6,165	56,865	5,883	50,908
Shares Redeemed	(6,736)	(62,943)	(5,686)	(50,151)
Net Increase (Decrease)	7,988	73,278	79,896	680,827
Class F
Shares Sold	61,802	$ 587,600	713,105	$ 6,535,594
Shares Issued for Reinvested Dividends	27,776	261,886	37,864	334,251
Shares Redeemed	(68,116)	(643,476)	(289,716)	(2,612,654)
Net Increase (Decrease)	21,462	206,010	461,253	4,257,191
Total Net Increase (Decrease)	(2,566,952)	$ (25,124,007)	(4,176,580)	$ (40,546,868)
Conservative Allocation Fund
Class A
Shares Sold	219,875	$ 2,315,485	463,569	$ 4,692,442
Shares Issued for Reinvested Dividends	198,363	2,086,779	229,361	2,269,979
Shares Redeemed	(871,323)	(9,153,896)	(1,988,057)	(20,183,732)
Net Increase (Decrease)	(453,085)	(4,751,632)	(1,295,127)	(13,221,311)
Class C
Shares Sold	23,056	$ 241,058	129,478	$ 1,304,320
Shares Issued for Reinvested Dividends	8,359	87,607	11,144	110,003
Shares Redeemed	(157,217)	(1,651,729)	(204,729)	(2,057,398)
Net Increase (Decrease)	(125,802)	(1,323,064)	(64,107)	(643,075)
Class I
Shares Sold	30,442	$ 322,642	81,959	$ 826,842
Shares Issued for Reinvested Dividends	5,466	57,500	5,606	55,486
Shares Redeemed	(15,748)	(164,954)	(68,544)	(694,621)
Net Increase (Decrease)	20,160	215,188	19,021	187,707
Class R3
Shares Sold	11,844	$ 124,562	33,632	$ 339,115
Shares Issued for Reinvested Dividends	2,881	30,305	3,635	36,013
Shares Redeemed	(4,900)	(51,820)	(73,028)	(742,891)
Net Increase (Decrease)	9,825	103,047	(35,761)	(367,763)
130

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	7,513	$ 78,957	12,275	$ 124,707
Shares Issued for Reinvested Dividends	1,325	13,898	1,399	13,824
Shares Redeemed	(10,520)	(110,333)	(15,119)	(152,924)
Net Increase (Decrease)	(1,682)	(17,478)	(1,445)	(14,393)
Class R5
Shares Sold	8,349	$ 87,646	12,405	$ 125,595
Shares Issued for Reinvested Dividends	3,723	39,128	3,485	34,493
Shares Redeemed	(6,951)	(72,896)	(11,981)	(122,878)
Net Increase (Decrease)	5,121	53,878	3,909	37,210
Class F
Shares Issued for Reinvested Dividends	420	$ 4,426	409	$ 4,049
Shares Redeemed	(126)	(1,290)	(205)	(2,030)
Net Increase (Decrease)	294	3,136	204	2,019
Total Net Increase (Decrease)	(545,169)	$ (5,716,925)	(1,373,306)	$ (14,019,606)
Growth Allocation Fund
Class A
Shares Sold	641,219	$ 8,493,062	1,276,053	$ 15,547,578
Shares Issued for Reinvested Dividends	555,942	7,293,959	2,400,658	28,228,798
Shares Redeemed	(2,495,916)	(33,096,032)	(4,525,401)	(55,242,007)
Net Increase (Decrease)	(1,298,755)	(17,309,011)	(848,690)	(11,465,631)
Class C
Shares Sold	72,379	$ 955,132	137,222	$ 1,664,757
Shares Issued for Reinvested Dividends	8,285	108,863	86,428	1,011,937
Shares Redeemed	(273,197)	(3,607,189)	(482,067)	(5,846,803)
Net Increase (Decrease)	(192,533)	(2,543,194)	(258,417)	(3,170,109)
Class I
Shares Sold	124,096	$ 1,624,972	102,234	$ 1,237,431
Shares Issued for Reinvested Dividends	14,168	184,325	51,815	605,128
Shares Redeemed	(91,249)	(1,209,452)	(181,292)	(2,186,511)
Net Increase (Decrease)	47,015	599,845	(27,243)	(343,952)
Class R3
Shares Sold	39,624	$ 516,034	68,977	$ 819,721
Shares Issued for Reinvested Dividends	6,541	83,396	30,839	352,337
Shares Redeemed	(73,653)	(962,760)	(94,323)	(1,105,045)
Net Increase (Decrease)	(27,488)	(363,330)	5,493	67,013
Class R4
Shares Sold	7,945	$ 106,117	28,697	$ 351,868
Shares Issued for Reinvested Dividends	2,354	30,745	11,353	132,871
Shares Redeemed	(10,776)	(145,499)	(64,036)	(766,432)
Net Increase (Decrease)	(477)	(8,637)	(23,986)	(281,693)
Class R5
Shares Sold	17,137	$ 227,002	81,088	$ 991,169
Shares Issued for Reinvested Dividends	5,240	68,801	20,861	245,764
Shares Redeemed	(53,355)	(683,807)	(75,684)	(910,523)
Net Increase (Decrease)	(30,978)	(388,004)	26,265	326,410
Class F
Shares Sold	13,249	$ 179,512	14,343	$ 174,735
Shares Issued for Reinvested Dividends	1,081	14,073	3,290	38,464
Shares Redeemed	(4,841)	(65,366)	(6,142)	(74,842)
Net Increase (Decrease)	9,489	128,219	11,491	138,357
Total Net Increase (Decrease)	(1,493,727)	$ (19,884,112)	(1,115,087)	$ (14,729,605)
131

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Moderate Allocation Fund
Class A
Shares Sold	662,261	$ 7,722,364	929,126	$ 10,275,614
Shares Issued for Reinvested Dividends	477,057	5,586,342	1,214,442	13,100,441
Shares Redeemed	(2,066,350)	(24,301,444)	(4,143,188)	(46,030,044)
Net Increase (Decrease)	(927,032)	(10,992,738)	(1,999,620)	(22,653,989)
Class C
Shares Sold	44,120	$ 510,876	194,590	$ 2,126,172
Shares Issued for Reinvested Dividends	9,137	106,999	35,664	383,133
Shares Redeemed	(181,264)	(2,129,682)	(391,534)	(4,302,591)
Net Increase (Decrease)	(128,007)	(1,511,807)	(161,280)	(1,793,286)
Class I
Shares Sold	55,478	$ 659,486	97,021	$ 1,088,134
Shares Issued for Reinvested Dividends	15,213	178,749	37,813	409,581
Shares Redeemed	(94,454)	(1,116,987)	(251,783)	(2,817,420)
Net Increase (Decrease)	(23,763)	(278,752)	(116,949)	(1,319,705)
Class R3
Shares Sold	85,663	$ 1,001,078	172,282	$ 1,876,147
Shares Issued for Reinvested Dividends	15,169	174,900	49,886	529,029
Shares Redeemed	(61,846)	(719,528)	(515,126)	(5,637,015)
Net Increase (Decrease)	38,986	456,450	(292,958)	(3,231,839)
Class R4
Shares Sold	9,647	$ 114,132	36,722	$ 406,269
Shares Issued for Reinvested Dividends	4,647	54,560	10,968	118,606
Shares Redeemed	(14,408)	(169,233)	(59,710)	(664,623)
Net Increase (Decrease)	(114)	(541)	(12,020)	(139,748)
Class R5
Shares Sold	27,676	$ 326,797	130,211	$ 1,446,406
Shares Issued for Reinvested Dividends	15,098	177,704	29,564	320,496
Shares Redeemed	(42,432)	(506,437)	(121,702)	(1,360,099)
Net Increase (Decrease)	342	(1,936)	38,073	406,803
Class F
Shares Sold	6,004	$ 72,250	5,212	$ 56,479
Shares Issued for Reinvested Dividends	1,211	14,224	2,350	25,459
Shares Redeemed	(2,964)	(36,188)	(8,323)	(93,423)
Net Increase (Decrease)	4,251	50,286	(761)	(11,485)
Total Net Increase (Decrease)	(1,035,337)	$ (12,279,038)	(2,545,515)	$ (28,743,249)
Multi-Asset Income Fund
Class A
Shares Sold	413,055	$ 7,666,644	1,476,360	$ 26,606,292
Shares Issued for Reinvested Dividends	473,655	8,836,208	1,401,442	25,002,403
Shares Redeemed	(2,063,230)	(38,311,701)	(4,391,740)	(78,948,526)
Net Increase (Decrease)	(1,176,520)	(21,808,849)	(1,513,938)	(27,339,831)
Class C
Shares Sold	36,439	$ 680,346	153,488	$ 2,769,452
Shares Issued for Reinvested Dividends	18,315	343,783	75,032	1,344,412
Shares Redeemed	(288,638)	(5,392,121)	(847,743)	(15,366,297)
Net Increase (Decrease)	(233,884)	(4,367,992)	(619,223)	(11,252,433)
Class I
Shares Sold	255,746	$ 4,746,092	594,015	$ 10,679,608
Shares Issued for Reinvested Dividends	54,667	1,016,510	184,191	3,277,873
Shares Redeemed	(713,194)	(13,172,113)	(1,489,830)	(26,697,986)
Net Increase (Decrease)	(402,781)	(7,409,511)	(711,624)	(12,740,505)
Class R3
Shares Sold	1,508	$ 28,623	2,576	$ 47,234
Shares Issued for Reinvested Dividends	622	11,836	1,637	29,724
Shares Redeemed	(1,305)	(24,678)	(837)	(15,236)
Net Increase (Decrease)	825	15,781	3,376	61,722
132

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	1,005	$ 19,118	2,199	$ 40,349
Shares Issued for Reinvested Dividends	507	9,652	1,948	35,465
Shares Redeemed	(172)	(3,281)	(15,948)	(286,329)
Net Increase (Decrease)	1,340	25,489	(11,801)	(210,515)
Class R5
Shares Sold	272	$ 5,147	1,255	$ 23,035
Shares Issued for Reinvested Dividends	99	1,884	298	5,420
Shares Redeemed	(15)	(279)	(1,505)	(27,162)
Net Increase (Decrease)	356	6,752	48	1,293
Class R6
Shares Sold	28	$ 539	459	$ 8,497
Shares Issued for Reinvested Dividends	261	4,946	964	17,523
Shares Redeemed	(8,122)	(156,164)	(2,142)	(39,676)
Net Increase (Decrease)	(7,833)	(150,679)	(719)	(13,656)
Class Y
Shares Sold	40,731	$ 775,892	24,162	$ 443,890
Shares Issued for Reinvested Dividends	3,830	72,818	12,716	231,394
Shares Redeemed	(81,473)	(1,549,290)	(50,350)	(918,765)
Net Increase (Decrease)	(36,912)	(700,580)	(13,472)	(243,481)
Class F
Shares Sold	200,645	$ 3,733,108	377,066	$ 6,775,211
Shares Issued for Reinvested Dividends	66,643	1,238,405	200,716	3,569,844
Shares Redeemed	(427,476)	(7,927,745)	(1,083,585)	(19,478,064)
Net Increase (Decrease)	(160,188)	(2,956,232)	(505,803)	(9,133,009)
Total Net Increase (Decrease)	(2,015,597)	$ (37,345,821)	(3,373,156)	$ (60,870,415)
Real Asset Fund (Consolidated)
Class A
Shares Sold	101,015	$ 880,769	597,855	$ 5,201,924
Shares Issued for Reinvested Dividends	114,539	1,003,367	176,640	1,483,779
Shares Redeemed	(520,317)	(4,531,312)	(1,312,697)	(11,386,542)
Net Increase (Decrease)	(304,763)	(2,647,176)	(538,202)	(4,700,839)
Class C
Shares Sold	981	$ 8,313	100,012	$ 854,451
Shares Issued for Reinvested Dividends	6,472	55,270	15,930	130,465
Shares Redeemed	(70,756)	(590,999)	(169,427)	(1,414,591)
Net Increase (Decrease)	(63,303)	(527,416)	(53,485)	(429,675)
Class I
Shares Sold	294,333	$ 2,535,871	889,222	$ 7,678,022
Shares Issued for Reinvested Dividends	121,645	1,065,610	272,655	2,290,305
Shares Redeemed	(1,358,345)	(11,884,593)	(4,299,859)	(37,265,331)
Net Increase (Decrease)	(942,367)	(8,283,112)	(3,137,982)	(27,297,004)
Class R3
Shares Sold	1,146	$ 10,100	3,300	$ 28,495
Shares Issued for Reinvested Dividends	620	5,469	610	5,159
Shares Redeemed	(1,633)	(13,845)	(13)	(112)
Net Increase (Decrease)	133	1,724	3,897	33,542
Class R4
Shares Issued for Reinvested Dividends	105	$ 930	120	$ 1,013
Net Increase (Decrease)	105	930	120	1,013
Class R5
Shares Sold	1,531	$ 13,168	10,011	$ 86,451
Shares Issued for Reinvested Dividends	1,563	13,587	1,562	13,008
Shares Redeemed	(32,615)	(275,682)	(8,250)	(71,672)
Net Increase (Decrease)	(29,521)	(248,927)	3,323	27,787
133

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	437	$ 3,809	1,137	$ 9,873
Shares Issued for Reinvested Dividends	92	805	53	444
Shares Redeemed	(292)	(2,533)	(141)	(1,224)
Net Increase (Decrease)	237	2,081	1,049	9,093
Class Y
Shares Sold	317,527	$ 2,748,974	2,174,078	$ 18,810,023
Shares Issued for Reinvested Dividends	209,997	1,839,574	260,389	2,184,666
Shares Redeemed	(795,220)	(6,852,740)	(3,110,251)	(27,363,866)
Net Increase (Decrease)	(267,696)	(2,264,192)	(675,784)	(6,369,177)
Class F
Shares Sold	296,125	$ 2,568,576	3,279,436	$ 28,648,444
Shares Issued for Reinvested Dividends	84,949	744,150	188,135	1,580,330
Shares Redeemed	(1,673,858)	(14,686,606)	(3,198,534)	(27,517,569)
Net Increase (Decrease)	(1,292,784)	(11,373,880)	269,037	2,711,205
Total Net Increase (Decrease)	(2,899,959)	$ (25,339,968)	(4,128,027)	$ (36,014,055)
13.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
14.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The Balanced Retirement Fund will reorganize into the Conservative Allocation Fund effective after the close of business on October 25, 2024. The classes of the Balanced Retirement Fund that are currently open (Classes R5, R6, Y and F shares) will close to new investors effective as of the close of business on July 19, 2024. Effective upon the closing of the reorganization of the Balanced Retirement Fund into the Conservative Allocation Fund, the Conservative Allocation Fund will no longer have an investment management fee and the Investment Manager will contractually agree to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3),
134

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

1.14% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.84% (Class Y), and 0.73% (Class F). The expense limitation arrangement will remain in effect until February 28, 2026 unless the Board of Directors approves its earlier termination. Please refer to the prospectus supplement dated June 20, 2024 to the Hartford Multi-Strategy Funds Prospectus for more information. Dates are subject to change.
135

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
136

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS24    06/24     Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ Hartford Dynamic Bond Fund
■ The Hartford Emerging Markets Local Debt Fund
■ The Hartford Floating Rate Fund
■ The Hartford High Yield Fund
■ The Hartford Inflation Plus Fund
■ Hartford Low Duration High Income Fund[1]
■ The Hartford Municipal Opportunities Fund
■ Hartford Municipal Short Duration Fund
■ The Hartford Short Duration Fund
■ The Hartford Strategic Income Fund
■ Hartford Sustainable Municipal Bond Fund
■ The Hartford Total Return Bond Fund
■ The Hartford World Bond Fund

[1]	Formerly, The Hartford Floating Rate High Income Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Fixed Income Funds

Hartford Dynamic Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 06/07/2022 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	Since Inception[2]
Class A3	8.51%	5.13%	4.98%
Class A4	3.63%	0.40%	2.47%
Class C3	8.32%	4.74%	4.36%
Class C5	7.32%	3.74%	4.36%
Class I3	8.56%	5.39%	5.21%
Class R5[3]	8.50%	5.36%	5.23%
Class R6[3]	8.66%	5.46%	5.37%
Class Y3	8.62%	5.48%	5.28%
Class F3	8.66%	5.46%	5.37%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.96%

[1]	Not annualized.
[2]	Inception: 06/07/2022
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.37%	1.05%
Class C	2.12%	1.85%
Class I	1.07%	0.69%
Class R5	0.99%	0.70%
Class R6	0.88%	0.60%
Class Y	0.98%	0.70%
Class F	0.87%	0.60%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event, inflation and interest-rate risk. As interest rates rise, bond prices generally fall. • The Fund may engage in active and frequent trading to achieve its objective. As a result, the Fund is expected to have high portfolio turnover, which will increase its transaction costs and could increase an investor’s tax liability. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.
Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	41.8%
Foreign Government Obligations	0.6
U.S. Government Securities	48.3
Total	90.7%
Short-Term Investments	5.2
Other Assets & Liabilities	4.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

The Hartford Emerging Markets Local Debt Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation and income.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.59%	2.15%	0.19%	-0.41%
Class A3	-0.11%	-2.45%	-0.73%	-0.87%
Class C2	4.15%	1.29%	-0.57%	-1.16%
Class C4	3.15%	0.32%	-0.57%	-1.16%
Class I2	4.77%	2.45%	0.43%	-0.17%
Class R3[2]	4.64%	1.81%	0.11%	-0.59%
Class R4[2]	4.85%	2.16%	0.19%	-0.41%
Class R5[2]	5.04%	2.63%	0.53%	-0.15%
Class Y2	4.83%	2.53%	0.53%	-0.09%
Class F2	5.05%	2.57%	0.57%	-0.08%
JP Morgan GBI Emerging Markets Global Diversified Index[5]	4.07%	1.79%	-0.27%	-0.62%
Bloomberg Global Aggregate Bond Index[5]	4.43%	-2.48%	-1.61%	-0.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.77%	1.18%
Class C	2.56%	1.93%
Class I	1.40%	0.93%
Class R3	2.03%	1.48%
Class R4	1.73%	1.18%
Class R5	1.43%	0.88%
Class Y	1.39%	0.88%
Class F	1.31%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Fixed income security risks include credit, liquidity, call, duration, inflation, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund’s investments may fluctuate in value over a short period of time. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

3

The Hartford Emerging Markets Local Debt Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Convertible Bonds	0.6%
Corporate Bonds	32.2
Foreign Government Obligations	59.1
Total	91.9%
Short-Term Investments	1.1
Purchased Options	0.2
Other Assets & Liabilities	6.8
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
4

The Hartford Floating Rate Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/29/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.63%	10.13%	3.41%	3.34%
Class A3	2.46%	6.82%	2.78%	3.02%
Class C2	5.31%	9.38%	2.64%	2.57%
Class C4	4.31%	8.38%	2.64%	2.57%
Class I2	5.66%	10.46%	3.67%	3.61%
Class R3[2]	5.48%	9.83%	3.15%	3.07%
Class R4[2]	5.64%	10.14%	3.40%	3.32%
Class R5[2]	5.76%	10.39%	3.65%	3.60%
Class Y2	5.65%	10.44%	3.68%	3.63%
Class F2	5.67%	10.51%	3.72%	3.66%
Morningstar LSTA US Leveraged Loan Index[5]	6.05%	12.03%	5.26%	4.60%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.04%
Class C	1.81%	1.79%
Class I	0.78%	0.78%
Class R3	1.39%	1.29%
Class R4	1.12%	1.04%
Class R5	0.82%	0.82%
Class Y	0.80%	0.79%
Class F	0.71%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements, if any. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until at least 02/28/2025. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund’s investments may fluctuate in value over a short period of time. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

5

The Hartford Floating Rate Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.6%
Exchange-Traded Funds	3.8
Warrants	0.0 *
Total	4.4%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	1.7%
Convertible Bonds	0.2
Corporate Bonds	5.1
Senior Floating Rate Interests	87.2
Total	94.2%
Other Assets & Liabilities	1.4
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
6

The Hartford High Yield Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.23%	7.72%	3.23%	3.49%
Class A3	3.36%	2.87%	2.29%	3.01%
Class C2	7.82%	7.06%	2.50%	2.71%
Class C4	6.82%	6.06%	2.50%	2.71%
Class I2	8.34%	7.96%	3.50%	3.75%
Class R3[2]	8.05%	7.53%	2.94%	3.18%
Class R4[2]	8.20%	7.85%	3.25%	3.51%
Class R5[2]	8.39%	8.17%	3.59%	3.81%
Class R6[2]	8.49%	8.13%	3.52%	3.78%
Class Y2	8.44%	8.20%	3.48%	3.76%
Class F2	8.41%	8.25%	3.64%	3.84%
Bloomberg US Corporate High Yield Bond Index[5]	8.99%	9.02%	3.72%	4.28%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 03/01/2021 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.01%	0.95%
Class C	1.73%	1.73%
Class I	0.70%	0.69%
Class R3	1.31%	1.27%
Class R4	1.01%	0.97%
Class R5	0.71%	0.67%
Class R6	0.59%	0.55%
Class Y	0.70%	0.66%
Class F	0.59%	0.55%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund’s investments may fluctuate in value over a short period of time. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Convertible Bonds	3.0%
Corporate Bonds	90.5
Senior Floating Rate Interests	2.0
Total	95.5%
Short-Term Investments	0.7
Other Assets & Liabilities	3.8
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

The Hartford Inflation Plus Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	3.49%	-0.10%	2.14%	1.54%
Class A3	-1.17%	-4.59%	1.20%	1.07%
Class C2	3.07%	-0.88%	1.39%	0.78%
Class C4	2.07%	-1.85%	1.39%	0.78%
Class I2	3.59%	0.12%	2.44%	1.81%
Class R3[2]	3.16%	-0.58%	1.79%	1.18%
Class R4[2]	3.48%	-0.13%	2.10%	1.49%
Class R5[2]	3.51%	0.02%	2.41%	1.79%
Class Y2	3.58%	0.13%	2.42%	1.83%
Class F2	3.62%	0.22%	2.53%	1.86%
Bloomberg US TIPS 1-10 Year Index[5]	3.23%	0.42%	2.66%	2.02%
Bloomberg US TIPS Index[5]	3.61%	-1.35%	2.07%	1.90%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.87%	0.85%
Class C	1.59%	1.59%
Class I	0.59%	0.59%
Class R3	1.18%	1.18%
Class R4	0.89%	0.89%
Class R5	0.59%	0.59%
Class Y	0.58%	0.58%
Class F	0.47%	0.47%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

8

The Hartford Inflation Plus Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	4.4%
Convertible Bonds	2.7
Corporate Bonds	0.3
Foreign Government Obligations	12.2
Senior Floating Rate Interests	2.7
U.S. Government Agencies(2)	0.2
U.S. Government Securities	76.4
Total	98.9%
Short-Term Investments	0.2
Other Assets & Liabilities	0.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
9

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 09/30/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide a high level of income.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.45%	9.02%	3.03%	3.20%
Class A3	1.31%	5.75%	2.41%	2.89%
Class C2	4.06%	8.21%	2.28%	2.44%
Class C4	3.06%	7.21%	2.28%	2.44%
Class I2	4.49%	9.20%	3.23%	3.42%
Class R3[2]	4.40%	8.69%	2.74%	2.91%
Class R4[2]	4.44%	8.90%	3.05%	3.22%
Class R5[2]	4.56%	9.31%	3.35%	3.62%
Class Y2	4.52%	9.24%	3.32%	3.50%
Class F2	4.69%	9.32%	3.34%	3.49%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index[5]	5.86%	8.05%	3.91%	4.21%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%
Morningstar LSTA US Leveraged Loan Index[5]	6.05%	12.03%	5.26%	4.60%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 3.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to March 1, 2024 reflects the Fund's performance when it pursued a different investment objective and principal investment strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.07%	1.01%
Class C	1.81%	1.76%
Class I	0.80%	0.76%
Class R3	1.42%	1.33%
Class R4	1.10%	1.03%
Class R5	0.81%	0.73%
Class Y	0.81%	0.73%
Class F	0.71%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. There are additional risks associated with credit risk transfer securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • The Fund’s investments may fluctuate in value over a short period of time. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

10

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.6%
Warrants	0.0 *
Total	0.6%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	29.3%
Convertible Bonds	5.9
Corporate Bonds	15.8
Senior Floating Rate Interests	11.5
U.S. Government Agencies(2)	10.6
U.S. Government Securities	6.4
Total	79.5%
Short-Term Investments	0.1
Other Assets & Liabilities	19.8 (3)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
(3)	"Other Assets & Liabilities" include cash associated with the Fund's on-going holdings transition as a result of the changes to the Fund's principal strategy that were effective March 1, 2024.
11

The Hartford Municipal Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.07%	3.32%	1.18%	2.30%
Class A3	2.25%	-1.33%	0.25%	1.83%
Class C2	6.65%	2.53%	0.41%	1.53%
Class C4	5.65%	1.53%	0.41%	1.53%
Class I2	7.19%	3.54%	1.41%	2.54%
Class Y2	7.19%	3.55%	1.43%	2.54%
Class F2	7.28%	3.68%	1.50%	2.59%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index[5]	5.41%	1.85%	1.35%	2.12%
Bloomberg Municipal Bond Index[5]	7.06%	2.08%	1.26%	2.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class Y shares commenced operations on 05/31/2018 and performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.66%	0.66%
Class C	1.43%	1.43%
Class I	0.45%	0.45%
Class Y	0.44%	0.44%
Class F	0.35%	0.35%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal alternative minimum tax as well as state and local income taxes. Capital gains, if any, are taxable. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

12

The Hartford Municipal Opportunities Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition of Municipal Bonds(1)
as of 04/30/2024
Municipal Bonds	Percentage of Net Assets
Airport	8.3%
Bond Bank	0.1
Development	4.8
Education	1.5
Facilities	0.7
General Obligation	8.2
Higher Education	3.1
Housing	1.3
Medical	7.0
Multifamily Housing	0.4
Nursing Homes	4.3
Other (2)	25.3
Power	4.6
School District	8.9
Single Family Housing	5.0
Student Loan	0.5
Tobacco	2.1
Transportation	7.1
Utilities	1.2
Water	2.7
Total	97.1%
U.S. Government Agencies(3)	0.1
Short-Term Investments	0.7
Other Assets & Liabilities	2.1
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
13

Hartford Municipal Short Duration Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	3.11%	2.35%	0.96%	1.15%
Class A4	-1.53%	-2.25%	0.03%	0.63%
Class C3	2.79%	1.59%	0.25%	0.59%
Class C5	1.79%	0.59%	0.25%	0.59%
Class I3	3.26%	2.63%	1.17%	1.38%
Class F3	3.29%	2.71%	1.25%	1.42%
Bloomberg Municipal Bond Short 1-5 Year Index[6]	2.84%	2.07%	1.04%	1.23%
Bloomberg Municipal Bond Index[6]	7.06%	2.08%	1.26%	2.20%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	The Bloomberg Municipal Bond Short 1-5 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.91%	0.69%
Class C	1.76%	1.44%
Class I	0.72%	0.46%
Class F	0.62%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal alternative minimum tax as well as state and local income taxes. Capital gains, if any, are taxable. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

14

Hartford Municipal Short Duration Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition of Municipal Bonds(1)
as of 04/30/2024
Municipal Bonds	Percentage of Net Assets
Airport	7.7%
Bond Bank	1.3
Development	2.5
Education	0.4
Facilities	0.6
General Obligation	9.8
Higher Education	4.3
Housing	2.7
Medical	7.6
Multifamily Housing	0.1
Nursing Homes	2.4
Other (2)	23.6
Power	5.0
School District	5.1
Single Family Housing	9.3
Student Loan	1.2
Tobacco	0.7
Transportation	11.7
Utilities	0.2
Water	1.8
Total	98.0%
Short-Term Investments	0.1
Other Assets & Liabilities	1.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
15

The Hartford Short Duration Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 10/31/2002 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.34%	5.25%	1.80%	1.79%
Class A3	2.26%	3.15%	1.39%	1.59%
Class C2	3.94%	4.47%	1.05%	1.05%
Class C4	2.94%	3.47%	1.05%	1.05%
Class I2	4.45%	5.52%	2.09%	2.08%
Class R3[2]	4.14%	5.05%	1.58%	1.55%
Class R4[2]	4.36%	5.29%	1.86%	1.82%
Class R5[2]	4.38%	5.52%	2.06%	2.09%
Class R6[2]	4.46%	5.54%	2.18%	2.15%
Class Y2	4.47%	5.51%	2.09%	2.11%
Class F2	4.45%	5.65%	2.17%	2.14%
Bloomberg 1-3 Year US Government/Credit Index[5]	2.46%	2.80%	1.24%	1.24%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 2.00%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.80%	0.77%
Class C	1.53%	1.53%
Class I	0.50%	0.50%
Class R3	1.15%	1.15%
Class R4	0.85%	0.85%
Class R5	0.55%	0.55%
Class R6	0.43%	0.43%
Class Y	0.53%	0.53%
Class F	0.43%	0.43%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement, if any. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

16

The Hartford Short Duration Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	18.8%
Corporate Bonds	51.7
Municipal Bonds	0.1
Senior Floating Rate Interests	16.4
U.S. Government Agencies(2)	5.2
U.S. Government Securities	5.8
Total	98.0%
Short-Term Investments	0.5
Other Assets & Liabilities	1.5
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
17

The Hartford Strategic Income Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2007 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	8.94%	5.83%	2.55%	3.04%
Class A3	4.04%	1.06%	1.61%	2.57%
Class C2	8.56%	5.05%	1.80%	2.29%
Class C4	7.56%	4.06%	1.80%	2.29%
Class I2	9.09%	6.15%	2.83%	3.32%
Class R3[2]	8.75%	5.57%	2.22%	2.71%
Class R4[2]	8.93%	5.78%	2.51%	3.02%
Class R5[2]	9.13%	6.18%	2.85%	3.34%
Class R6[2]	9.03%	6.28%	2.92%	3.43%
Class Y2	9.15%	6.20%	2.83%	3.38%
Class F2	9.15%	6.26%	2.93%	3.38%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.92%	0.92%
Class C	1.64%	1.64%
Class I	0.64%	0.64%
Class R3	1.26%	1.26%
Class R4	0.96%	0.96%
Class R5	0.64%	0.64%
Class R6	0.55%	0.55%
Class Y	0.64%	0.64%
Class F	0.55%	0.55%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

18

The Hartford Strategic Income Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Exchange-Traded Funds	0.3
Preferred Stocks	0.1
Total	0.4%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	22.1%
Convertible Bonds	3.9
Corporate Bonds	33.3
Foreign Government Obligations	5.5
Municipal Bonds	0.2
Senior Floating Rate Interests	12.8
U.S. Government Agencies(2)	10.1
U.S. Government Securities	16.5
Total	104.4%
Short-Term Investments	0.9
Other Assets & Liabilities	(5.7)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
19

Hartford Sustainable Municipal Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/29/2015 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return, through investments within a sustainability framework.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	7.64%	2.73%	0.96%	2.07%
Class A4	2.80%	-1.89%	0.03%	1.54%
Class C3	7.25%	1.97%	0.24%	1.51%
Class C5	6.25%	0.97%	0.24%	1.51%
Class I3	7.67%	2.97%	1.19%	2.31%
Class F3	7.71%	3.04%	1.26%	2.35%
Bloomberg Municipal Bond Index	7.06%	2.08%	1.26%	2.20%

[1]	Not annualized.
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 04/30/2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.81%	0.69%
Class C	1.63%	1.44%
Class I	0.63%	0.46%
Class F	0.50%	0.39%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal alternative minimum tax as well as state and local income taxes. Capital gains, if any, are taxable. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated.
Composition of Municipal Bonds(1)
as of 04/30/2024
Municipal Bonds	Percentage of Net Assets
Airport	2.0%
Development	1.2
Education	2.2
General Obligation	5.6
Higher Education	6.3
Housing	1.7
Medical	13.4
Multifamily Housing	0.4
Nursing Homes	8.0
Other (2)	15.5
Pollution	0.9
Power	4.5
School District	9.6
Single Family Housing	7.8
Student Loan	2.5
Transportation	9.3
Utilities	1.2
Water	3.0
Total	95.1%
U.S. Government Agencies(3)	0.5
Short-Term Investments	0.6
Other Assets & Liabilities	3.8
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.

20

The Hartford Total Return Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.15%	-0.08%	0.21%	1.35%
Class A3	1.38%	-4.57%	-0.71%	0.89%
Class C2	5.76%	-0.88%	-0.58%	0.57%
Class C4	4.76%	-1.84%	-0.58%	0.57%
Class I2	6.45%	0.30%	0.54%	1.65%
Class R3[2]	5.97%	-0.43%	-0.14%	1.01%
Class R4[2]	6.19%	-0.01%	0.21%	1.34%
Class R5[2]	6.38%	0.23%	0.52%	1.66%
Class R6[2]	6.37%	0.32%	0.58%	1.72%
Class Y2	6.36%	0.33%	0.54%	1.71%
Class F2	6.44%	0.38%	0.59%	1.72%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Class C shares of the Fund are closed to new investors, subject to certain exceptions. For more information, please see the Fund's prospectus.
Operating Expenses*	Gross	Net
Class A	0.69%	0.69%
Class C	1.53%	1.53%
Class I	0.38%	0.38%
Class R3	1.04%	1.04%
Class R4	0.74%	0.74%
Class R5	0.44%	0.44%
Class R6	0.32%	0.32%
Class Y	0.38%	0.38%
Class F	0.32%	0.32%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating a portion of its assets to specialist portfolio managers may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Restricted securities may be more difficult to sell and price than other securities. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

21

The Hartford Total Return Bond Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.0 *
Total	0.0% *
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	19.9%
Corporate Bonds	27.7
Foreign Government Obligations	2.9
Municipal Bonds	1.3
Senior Floating Rate Interests	0.0 *
U.S. Government Agencies(2)	44.5
U.S. Government Securities	19.8
Total	116.1%
Short-Term Investments	1.1
Other Assets & Liabilities	(17.2)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
22

The Hartford World Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/31/2011 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.02%	0.12%	0.11%	1.05%
Class A3	-0.66%	-4.39%	-0.80%	0.58%
Class C2	3.63%	-0.66%	-0.63%	0.31%
Class C4	2.63%	-1.63%	-0.63%	0.31%
Class I2	4.23%	0.51%	0.42%	1.33%
Class R3[2]	3.90%	-0.20%	-0.23%	0.71%
Class R4[2]	4.00%	0.11%	0.10%	1.03%
Class R5[2]	4.12%	0.39%	0.36%	1.32%
Class R6[2]	4.15%	0.50%	0.49%	1.43%
Class Y2	4.21%	0.50%	0.42%	1.38%
Class F2	4.27%	0.50%	0.49%	1.39%
FTSE World Government Bond Index[5]	3.87%	-3.81%	-2.62%	-1.19%
Bloomberg US Aggregate Bond Index[5]	4.97%	-1.47%	-0.16%	1.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares.
Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.75%	1.75%
Class I	0.72%	0.72%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.74%	0.74%
Class R6	0.63%	0.63%
Class Y	0.72%	0.72%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

23

The Hartford World Bond Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	8.1%
Convertible Bonds	0.2
Corporate Bonds	13.9
Foreign Government Obligations	59.9
Senior Floating Rate Interests	5.4
U.S. Government Agencies(2)	2.0
U.S. Government Securities	5.2
Total	94.7%
Short-Term Investments	3.2
Purchased Options	0.3
Other Assets & Liabilities	1.8
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
24

Hartford Fixed Income Funds
Index Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the US Securities and Exchange Commission.
Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg US TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in US currency, and have more than one year to maturity.
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes) is a subset of ICE BofA US Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through B3, inclusive.
JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR

25

Hartford Fixed Income Funds
Index Glossary (Unaudited) – (continued)

DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
26

Hartford Fixed Income Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Dynamic Bond Fund
Class A	$ 1,000.00	$ 1,085.10	$ 4.56	$ 1,000.00	$ 1,020.49	$ 4.42	0.88%
Class C	$ 1,000.00	$ 1,083.20	$ 6.84	$ 1,000.00	$ 1,018.30	$ 6.62	1.32%
Class I	$ 1,000.00	$ 1,085.60	$ 3.53	$ 1,000.00	$ 1,021.48	$ 3.42	0.68%
Class R5	$ 1,000.00	$ 1,085.00	$ 3.68	$ 1,000.00	$ 1,021.33	$ 3.57	0.71%
Class R6	$ 1,000.00	$ 1,086.60	$ 3.37	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
Class Y	$ 1,000.00	$ 1,086.20	$ 3.42	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Class F	$ 1,000.00	$ 1,086.60	$ 3.37	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
The Hartford Emerging Markets Local Debt Fund
Class A	$ 1,000.00	$ 1,045.90	$ 6.00	$ 1,000.00	$ 1,019.00	$ 5.92	1.18%
Class C	$ 1,000.00	$ 1,041.50	$ 9.80	$ 1,000.00	$ 1,015.27	$ 9.67	1.93%
Class I	$ 1,000.00	$ 1,047.70	$ 4.73	$ 1,000.00	$ 1,020.24	$ 4.67	0.93%
Class R3	$ 1,000.00	$ 1,046.40	$ 7.53	$ 1,000.00	$ 1,017.65	$ 7.42	1.48%
Class R4	$ 1,000.00	$ 1,048.50	$ 6.01	$ 1,000.00	$ 1,018.95	$ 5.92	1.18%
Class R5	$ 1,000.00	$ 1,050.40	$ 4.49	$ 1,000.00	$ 1,020.74	$ 4.42	0.88%
Class Y	$ 1,000.00	$ 1,048.30	$ 4.48	$ 1,000.00	$ 1,020.49	$ 4.42	0.88%
Class F	$ 1,000.00	$ 1,050.50	$ 4.23	$ 1,000.00	$ 1,020.74	$ 4.17	0.83%
The Hartford Floating Rate Fund
Class A	$ 1,000.00	$ 1,056.30	$ 5.11	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class C	$ 1,000.00	$ 1,053.10	$ 8.93	$ 1,000.00	$ 1,016.16	$ 8.77	1.75%
Class I	$ 1,000.00	$ 1,056.60	$ 3.78	$ 1,000.00	$ 1,021.18	$ 3.72	0.74%
Class R3	$ 1,000.00	$ 1,054.80	$ 6.39	$ 1,000.00	$ 1,018.65	$ 6.27	1.25%
Class R4	$ 1,000.00	$ 1,056.40	$ 5.11	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R5	$ 1,000.00	$ 1,057.60	$ 3.99	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class Y	$ 1,000.00	$ 1,056.50	$ 3.83	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class F	$ 1,000.00	$ 1,056.70	$ 3.43	$ 1,000.00	$ 1,021.53	$ 3.37	0.67%
27

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford High Yield Fund
Class A	$ 1,000.00	$ 1,082.30	$ 4.92	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class C	$ 1,000.00	$ 1,078.20	$ 8.94	$ 1,000.00	$ 1,016.26	$ 8.67	1.73%
Class I	$ 1,000.00	$ 1,083.40	$ 3.52	$ 1,000.00	$ 1,021.48	$ 3.42	0.68%
Class R3	$ 1,000.00	$ 1,080.50	$ 6.57	$ 1,000.00	$ 1,018.55	$ 6.37	1.27%
Class R4	$ 1,000.00	$ 1,082.00	$ 5.02	$ 1,000.00	$ 1,020.04	$ 4.87	0.97%
Class R5	$ 1,000.00	$ 1,083.90	$ 3.47	$ 1,000.00	$ 1,021.53	$ 3.37	0.67%
Class R6	$ 1,000.00	$ 1,084.90	$ 2.85	$ 1,000.00	$ 1,022.13	$ 2.77	0.55%
Class Y	$ 1,000.00	$ 1,084.40	$ 3.42	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Class F	$ 1,000.00	$ 1,084.10	$ 2.85	$ 1,000.00	$ 1,022.13	$ 2.77	0.55%
The Hartford Inflation Plus Fund
Class A	$ 1,000.00	$ 1,034.90	$ 4.30	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class C	$ 1,000.00	$ 1,030.70	$ 8.38	$ 1,000.00	$ 1,016.61	$ 8.32	1.66%
Class I	$ 1,000.00	$ 1,035.90	$ 3.09	$ 1,000.00	$ 1,021.83	$ 3.07	0.61%
Class R3	$ 1,000.00	$ 1,031.60	$ 6.01	$ 1,000.00	$ 1,018.95	$ 5.97	1.19%
Class R4	$ 1,000.00	$ 1,034.80	$ 4.45	$ 1,000.00	$ 1,020.49	$ 4.42	0.88%
Class R5	$ 1,000.00	$ 1,035.10	$ 2.93	$ 1,000.00	$ 1,021.98	$ 2.92	0.58%
Class Y	$ 1,000.00	$ 1,035.80	$ 2.94	$ 1,000.00	$ 1,021.98	$ 2.92	0.58%
Class F	$ 1,000.00	$ 1,036.20	$ 2.38	$ 1,000.00	$ 1,022.53	$ 2.36	0.47%
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Class A	$ 1,000.00	$ 1,044.50	$ 5.24	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class C	$ 1,000.00	$ 1,040.60	$ 9.03	$ 1,000.00	$ 1,016.01	$ 8.92	1.78%
Class I	$ 1,000.00	$ 1,044.90	$ 3.97	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class R3	$ 1,000.00	$ 1,044.00	$ 6.81	$ 1,000.00	$ 1,018.25	$ 6.72	1.34%
Class R4	$ 1,000.00	$ 1,044.40	$ 5.29	$ 1,000.00	$ 1,019.69	$ 5.22	1.04%
Class R5	$ 1,000.00	$ 1,045.60	$ 3.71	$ 1,000.00	$ 1,021.23	$ 3.67	0.73%
Class Y	$ 1,000.00	$ 1,045.20	$ 3.86	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class F	$ 1,000.00	$ 1,046.90	$ 3.61	$ 1,000.00	$ 1,021.33	$ 3.57	0.71%
The Hartford Municipal Opportunities Fund
Class A	$ 1,000.00	$ 1,070.70	$ 3.40	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Class C	$ 1,000.00	$ 1,066.50	$ 7.40	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class I	$ 1,000.00	$ 1,071.90	$ 2.27	$ 1,000.00	$ 1,022.68	$ 2.21	0.44%
Class Y	$ 1,000.00	$ 1,071.90	$ 2.16	$ 1,000.00	$ 1,022.77	$ 2.11	0.42%
Class F	$ 1,000.00	$ 1,072.80	$ 1.80	$ 1,000.00	$ 1,023.12	$ 1.76	0.35%
Hartford Municipal Short Duration Fund
Class A	$ 1,000.00	$ 1,031.10	$ 3.48	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class C	$ 1,000.00	$ 1,027.90	$ 7.26	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class I	$ 1,000.00	$ 1,032.60	$ 2.32	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,032.90	$ 1.97	$ 1,000.00	$ 1,022.92	$ 1.96	0.39%
The Hartford Short Duration Fund
Class A	$ 1,000.00	$ 1,043.40	$ 3.81	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class C	$ 1,000.00	$ 1,039.40	$ 7.81	$ 1,000.00	$ 1,017.21	$ 7.72	1.54%
Class I	$ 1,000.00	$ 1,044.50	$ 2.49	$ 1,000.00	$ 1,022.43	$ 2.46	0.49%
Class R3	$ 1,000.00	$ 1,041.40	$ 4.82	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class R4	$ 1,000.00	$ 1,043.60	$ 3.71	$ 1,000.00	$ 1,021.23	$ 3.67	0.73%
Class R5	$ 1,000.00	$ 1,043.80	$ 2.74	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
Class R6	$ 1,000.00	$ 1,044.60	$ 2.19	$ 1,000.00	$ 1,022.73	$ 2.16	0.43%
Class Y	$ 1,000.00	$ 1,044.70	$ 2.69	$ 1,000.00	$ 1,022.23	$ 2.66	0.53%
Class F	$ 1,000.00	$ 1,044.50	$ 2.19	$ 1,000.00	$ 1,022.73	$ 2.16	0.43%
28

Hartford Fixed Income Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Strategic Income Fund
Class A	$ 1,000.00	$ 1,089.40	$ 4.73	$ 1,000.00	$ 1,020.34	$ 4.57	0.91%
Class C	$ 1,000.00	$ 1,085.60	$ 8.45	$ 1,000.00	$ 1,016.76	$ 8.17	1.63%
Class I	$ 1,000.00	$ 1,090.90	$ 3.22	$ 1,000.00	$ 1,021.78	$ 3.12	0.62%
Class R3	$ 1,000.00	$ 1,087.50	$ 6.44	$ 1,000.00	$ 1,018.70	$ 6.22	1.24%
Class R4	$ 1,000.00	$ 1,089.30	$ 4.88	$ 1,000.00	$ 1,020.19	$ 4.72	0.94%
Class R5	$ 1,000.00	$ 1,091.30	$ 3.33	$ 1,000.00	$ 1,021.68	$ 3.22	0.64%
Class R6	$ 1,000.00	$ 1,090.30	$ 2.81	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
Class Y	$ 1,000.00	$ 1,091.50	$ 3.28	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class F	$ 1,000.00	$ 1,091.50	$ 2.81	$ 1,000.00	$ 1,022.18	$ 2.72	0.54%
Hartford Sustainable Municipal Bond Fund
Class A	$ 1,000.00	$ 1,076.40	$ 3.56	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class C	$ 1,000.00	$ 1,072.50	$ 7.42	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class I	$ 1,000.00	$ 1,076.70	$ 2.38	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,077.10	$ 2.01	$ 1,000.00	$ 1,022.92	$ 1.96	0.39%
The Hartford Total Return Bond Fund
Class A	$ 1,000.00	$ 1,061.50	$ 3.49	$ 1,000.00	$ 1,021.48	$ 3.42	0.68%
Class C	$ 1,000.00	$ 1,057.60	$ 8.03	$ 1,000.00	$ 1,017.06	$ 7.87	1.57%
Class I	$ 1,000.00	$ 1,064.50	$ 1.95	$ 1,000.00	$ 1,022.97	$ 1.91	0.38%
Class R3	$ 1,000.00	$ 1,059.70	$ 5.27	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R4	$ 1,000.00	$ 1,061.90	$ 3.49	$ 1,000.00	$ 1,021.48	$ 3.42	0.68%
Class R5	$ 1,000.00	$ 1,063.80	$ 2.16	$ 1,000.00	$ 1,022.77	$ 2.11	0.42%
Class R6	$ 1,000.00	$ 1,063.70	$ 1.64	$ 1,000.00	$ 1,023.27	$ 1.61	0.32%
Class Y	$ 1,000.00	$ 1,063.60	$ 1.90	$ 1,000.00	$ 1,023.02	$ 1.86	0.37%
Class F	$ 1,000.00	$ 1,064.40	$ 1.64	$ 1,000.00	$ 1,023.27	$ 1.61	0.32%
The Hartford World Bond Fund
Class A	$ 1,000.00	$ 1,040.20	$ 5.17	$ 1,000.00	$ 1,019.79	$ 5.12	1.02%
Class C	$ 1,000.00	$ 1,036.30	$ 8.96	$ 1,000.00	$ 1,016.06	$ 8.87	1.77%
Class I	$ 1,000.00	$ 1,042.30	$ 3.66	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class R3	$ 1,000.00	$ 1,039.00	$ 6.79	$ 1,000.00	$ 1,018.20	$ 6.72	1.34%
Class R4	$ 1,000.00	$ 1,040.00	$ 5.22	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R5	$ 1,000.00	$ 1,041.20	$ 3.76	$ 1,000.00	$ 1,021.18	$ 3.72	0.74%
Class R6	$ 1,000.00	$ 1,041.50	$ 3.20	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class Y	$ 1,000.00	$ 1,042.10	$ 3.71	$ 1,000.00	$ 1,021.23	$ 3.67	0.73%
Class F	$ 1,000.00	$ 1,042.70	$ 3.20	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
29

Hartford Dynamic Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8%
	Aerospace/Defense - 0.4%
	Boeing Co.
$ 601,000	2.95%, 02/01/2030	$ 504,751
475,000	3.20%, 03/01/2029	415,107
1,100,000	6.26%, 05/01/2027(1)	1,103,234
		2,023,092
	Apparel - 0.2%
950,000	Tapestry, Inc. 7.35%, 11/27/2028	978,340
	Auto Manufacturers - 0.3%
530,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(3)	496,614
980,000	Nissan Motor Acceptance Co. LLC 7.05%, 09/15/2028(1)	1,006,451
		1,503,065
	Chemicals - 3.0%
2,635,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(4)	2,223,387
	Celanese U.S. Holdings LLC
990,000	6.17%, 07/15/2027	995,594
3,035,000	6.33%, 07/15/2029	3,077,275
	Chemours Co.
1,115,000	4.63%, 11/15/2029(1)	957,914
1,195,000	5.75%, 11/15/2028(1)	1,096,277
1,140,000	FMC Corp. 3.45%, 10/01/2029	1,010,641
1,285,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(1)	1,126,628
2,415,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)	2,021,920
1,250,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,039,001
		13,548,637
	Commercial Banks - 5.9%
	BBVA Bancomer SA
970,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(2)	982,831
980,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	1,011,755
535,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(2)(3)	510,862
2,630,000	Citizens Financial Group, Inc. 2.50%, 02/06/2030	2,166,896
960,000	Deutsche Bank AG 6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(2)	985,916
1,145,000	Discover Bank 2.70%, 02/06/2030	960,400
2,135,000	Freedom Mortgage Corp. 6.63%, 01/15/2027(1)	2,055,439
	Goldman Sachs Group, Inc.
2,825,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(2)	2,828,907
950,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(2)	980,028
1,070,000	Huntington Bancshares, Inc. 4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(2)	1,024,673
	Intesa Sanpaolo SpA
1,215,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	995,809
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 2,820,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(2)	$ 2,023,095
	M&T Bank Corp.
1,105,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(2)	994,859
3,065,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(2)	3,178,490
3,050,000	Morgan Stanley 5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	3,048,989
3,220,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(2)	3,266,532
		27,015,481
	Commercial Services - 1.4%
	Adani Ports & Special Economic Zone Ltd.
1,275,000	3.10%, 02/02/2031(4)	973,505
2,440,000	4.20%, 08/04/2027(4)	2,205,341
3,430,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	3,081,412
		6,260,258
	Diversified Financial Services - 3.9%
1,040,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.10%, 01/19/2029	1,014,485
3,355,000	AGFC Capital Trust I 7.34%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(5)	1,962,675
	Aircastle Ltd.
1,061,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(3)	1,002,464
1,015,000	5.95%, 02/15/2029(1)	1,001,710
1,810,000	6.50%, 07/18/2028(1)	1,822,591
2,260,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(2)	2,255,367
945,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	983,050
1,895,000	Capital One Financial Corp. 6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(2)	1,914,097
2,225,000	Midcap Financial Issuer Trust 5.63%, 01/15/2030(1)	1,868,042
2,160,000	Radian Group, Inc. 6.20%, 05/15/2029	2,145,270
2,315,000	Synchrony Financial 3.95%, 12/01/2027	2,141,974
		18,111,725
	Electric - 2.6%
3,480,000	AES Andes SA 6.30%, 03/15/2029(1)	3,428,741
	Dominion Energy, Inc.
1,069,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(3)	978,799
450,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(2)(3)	439,117
525,000	Edison International 5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(2)(3)	502,951
2,075,000	Emera U.S. Finance LP 2.64%, 06/15/2031	1,668,289

The accompanying notes are an integral part of these financial statements.
30

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Electric - 2.6% - (continued)
$ 1,045,000	Emera, Inc. 6.75%, 06/15/2076	$ 1,033,097
775,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027(4)	744,036
2,310,000	Pacific Gas & Electric Co. 4.55%, 07/01/2030	2,142,866
1,070,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(4)	953,856
		11,891,752
	Energy-Alternate Sources - 0.4%
	TerraForm Power Operating LLC
1,145,000	4.75%, 01/15/2030(1)	1,020,707
1,030,000	5.00%, 01/31/2028(1)	961,186
		1,981,893
	Engineering & Construction - 0.7%
2,595,000	IHS Holding Ltd. 6.25%, 11/29/2028(4)	2,238,187
1,095,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(4)	1,000,625
		3,238,812
	Entertainment - 0.6%
	Melco Resorts Finance Ltd.
1,125,000	5.38%, 12/04/2029(1)	998,507
725,000	7.63%, 04/17/2032(1)	711,406
1,200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 04/06/2031(1)	1,018,247
		2,728,160
	Food - 0.5%
2,745,000	Minerva Luxembourg SA 4.38%, 03/18/2031(4)	2,233,336
	Hand/Machine Tools - 0.7%
	Regal Rexnord Corp.
985,000	6.05%, 04/15/2028(1)	983,165
2,145,000	6.30%, 02/15/2030(1)	2,153,773
		3,136,938
	Healthcare - Products - 0.5%
2,200,000	Solventum Corp. 5.40%, 03/01/2029(1)	2,157,454
	Healthcare - Services - 0.5%
	Centene Corp.
1,150,000	2.45%, 07/15/2028	1,004,408
1,185,000	3.00%, 10/15/2030	994,428
490,000	ICON Investments Six DAC 5.85%, 05/08/2029	490,000
		2,488,836
	Insurance - 1.0%
1,315,000	Athene Global Funding 1.99%, 08/19/2028(1)	1,120,818
3,980,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(2)	3,622,437
		4,743,255
	Internet - 0.6%
1,265,000	Prosus NV 3.06%, 07/13/2031(4)	1,013,889
1,775,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	1,757,960
		2,771,849
	Investment Company Security - 1.9%
1,015,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029(1)	1,005,876
1,560,000	Ares Capital Corp. 5.88%, 03/01/2029	1,529,140
	Blue Owl Credit Income Corp.
2,235,000	6.65%, 03/15/2031(1)	2,150,897
1,070,000	7.95%, 06/13/2028(1)	1,097,077
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Investment Company Security - 1.9% - (continued)
$ 2,200,000	New Mountain Finance Corp. 6.88%, 02/01/2029	$ 2,142,450
665,000	Oaktree Specialty Lending Corp. 7.10%, 02/15/2029	667,301
		8,592,741
	Iron/Steel - 0.7%
3,855,000	CSN Resources SA 4.63%, 06/10/2031(4)	3,031,459
	IT Services - 0.5%
2,270,000	McAfee Corp. 7.38%, 02/15/2030(1)	2,103,098
	Leisure Time - 0.2%
1,015,000	Brunswick Corp. 5.85%, 03/18/2029	1,002,701
	Lodging - 0.7%
2,145,000	Sands China Ltd. 4.05%, 01/08/2026	2,064,778
1,245,000	Studio City Finance Ltd. 5.00%, 01/15/2029(4)	1,054,921
		3,119,699
	Media - 4.6%
2,270,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/2028(1)	2,068,184
15,985,000	Charter Communications Operating LLC/Charter Communications Operating Capital 3.85%, 04/01/2061	8,938,340
3,767,000	CSC Holdings LLC 6.50%, 02/01/2029(1)	2,809,519
	Paramount Global
1,555,000	4.38%, 03/15/2043	1,028,760
3,450,000	6.88%, 04/30/2036	3,221,470
3,440,000	Virgin Media Secured Finance PLC 5.50%, 05/15/2029(1)	3,127,863
		21,194,136
	Mining - 1.0%
1,195,000	AngloGold Ashanti Holdings PLC 3.38%, 11/01/2028	1,065,869
1,575,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	1,630,779
2,630,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	2,062,341
		4,758,989
	Office/Business Equipment - 0.2%
1,130,000	CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029	1,004,889
	Oil & Gas - 0.9%
1,116,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,005,981
2,505,000	Ecopetrol SA 4.63%, 11/02/2031	2,023,558
1,030,000	Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	983,614
		4,013,153
	Packaging & Containers - 0.5%
2,485,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(4)	2,114,605
	Pharmaceuticals - 0.9%
2,125,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(1)	2,134,492
	Viatris, Inc.
1,200,000	2.70%, 06/22/2030	992,485
1,435,000	4.00%, 06/22/2050	938,569
		4,065,546
	Pipelines - 2.8%
3,495,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	3,270,731
995,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	1,004,085

The accompanying notes are an integral part of these financial statements.
31

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Pipelines - 2.8% - (continued)
	Enbridge, Inc.
$ 2,145,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	$ 1,970,417
2,015,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	2,126,272
5,070,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	4,434,334
		12,805,839
	Real Estate Investment Trusts - 1.7%
	Brandywine Operating Partnership LP
2,330,000	3.95%, 11/15/2027	2,085,166
1,130,000	4.55%, 10/01/2029	972,430
2,145,000	Crown Castle, Inc. 5.60%, 06/01/2029	2,132,238
1,005,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	992,934
440,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(1)	431,707
1,060,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(1)	1,006,874
		7,621,349
	Retail - 0.7%
1,060,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	973,289
1,165,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	986,448
1,190,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	1,099,275
		3,059,012
	Semiconductors - 0.7%
2,330,000	Entegris, Inc. 4.75%, 04/15/2029(1)(6)	2,197,292
1,070,000	Qorvo, Inc. 4.38%, 10/15/2029	987,523
		3,184,815
	Telecommunications - 0.2%
1,115,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,024,756
	Toys/Games/Hobbies - 0.2%
1,090,000	Hasbro, Inc. 3.90%, 11/19/2029	992,111
	Water - 0.2%
1,015,000	Aegea Finance SARL 6.75%, 05/20/2029(4)	981,936
	Total Corporate Bonds (cost $191,994,483)	$ 191,483,717
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Panama - 0.6%
	Panama Government International Bonds
2,555,000	3.16%, 01/23/2030	$ 2,080,196
1,135,000	3.88%, 03/17/2028	1,020,324
	Total Foreign Government Obligations (cost $3,168,178)	$ 3,100,520
U.S. GOVERNMENT SECURITIES - 48.3%
	U.S. Treasury Securities - 48.3%
	U.S. Treasury Bonds - 7.7%
34,475,000	5.25%, 02/15/2029	$ 35,221,060
	U.S. Treasury Notes - 40.6%
510,000	3.75%, 12/31/2028	488,724
70,975,000	3.75%, 12/31/2030	67,079,693
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 48.3% - (continued)
	U.S. Treasury Securities - 48.3% - (continued)
	U.S. Treasury Notes - 40.6% - (continued)
$ 40,140,000	4.00%, 01/31/2029		$ 38,877,785
6,875,000	4.13%, 02/15/2027		6,734,815
18,610,000	4.25%, 01/31/2026		18,344,662
1,535,000	4.25%, 03/15/2027		1,508,617
53,655,000	4.50%, 03/31/2026(7)		53,105,874
			186,140,170
	Total U.S. Government Securities (cost $223,913,601)		$ 221,361,230
	Total Long-Term Investments (cost $419,076,262)		$ 415,945,467
SHORT-TERM INVESTMENTS - 5.2%
	U.S. Treasury Securities - 5.2%
	U.S. Treasury Bills - 5.2%
5,575,000	5.01%, 05/16/2024(8)		$ 5,562,775
450,000	5.02%, 05/16/2024(8)		449,012
7,535,000	5.03%, 05/16/2024(8)		7,518,434
10,210,000	5.08%, 05/21/2024(8)		10,180,241
	Total Short-Term Investments (cost $23,710,462)		$ 23,710,462
	Total Investments (cost $442,786,724)	95.9%	$ 439,655,929
	Other Assets and Liabilities	4.1%	18,616,135
	Total Net Assets	100.0%	$ 458,272,064
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $79,224,063, representing 17.3% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $20,769,083, representing 4.5% of net assets.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The accompanying notes are an integral part of these financial statements.
32

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $306,000.
(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond Future	44	06/18/2024	$ (5,260,750)	$ 58,118
Total futures contracts				$ 58,118
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 191,483,717	$ —	$ 191,483,717	$ —
Foreign Government Obligations	3,100,520	—	3,100,520	—
U.S. Government Securities	221,361,230	—	221,361,230	—
Short-Term Investments	23,710,462	—	23,710,462	—
Futures Contracts(2)	58,118	58,118	—	—
Total	$ 439,714,047	$ 58,118	$ 439,655,929	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
33

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.6%
	China - 0.6%
$ 200,000	Meituan 0.00%, 04/27/2027(1)(2)	$ 188,000
	Total Convertible Bonds (cost $185,871)	$ 188,000
CORPORATE BONDS - 32.2%
	Argentina - 0.4%
	YPF SA
78,000	6.95%, 07/21/2027(1)	$ 70,729
44,000	9.50%, 01/17/2031(3)	44,482
		115,211
	Brazil - 2.2%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	168,758
200,000	CSN Resources SA 4.63%, 06/10/2031(1)	157,274
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(3)	190,386
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	162,720
		679,138
	Chile - 1.8%
200,000	AES Andes SA 6.30%, 03/15/2029(3)	197,054
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	186,584
205,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(1)	172,531
		556,169
	China - 1.2%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(4)	11,542
200,000	Far East Horizon Ltd. 4.25%, 10/26/2026(1)	188,758
200,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(1)	186,753
		387,053
	Colombia - 1.3%
250,000	AI Candelaria Spain SA 5.75%, 06/15/2033(3)	193,408
	Ecopetrol SA
80,000	4.63%, 11/02/2031	64,624
140,000	6.88%, 04/29/2030	133,646
		391,678
	Croatia - 0.4%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(5)	107,667
	Czech Republic - 0.7%
200,000	Ceska sporitelna AS 4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(1)(5)	214,774
	Georgia - 0.6%
$ 200,000	Silknet JSC 8.38%, 01/31/2027(1)	201,320
	Guatemala - 0.5%
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(1)	169,322
	Hong Kong - 1.6%
250,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(1)(5)	230,166
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Hong Kong - 1.6% - (continued)
$ 200,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	$ 185,135
200,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(1)(5)(6)	100,100
		515,401
	Hungary - 0.3%
EUR 100,000	OTP Bank Nyrt 2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 yr. EURIBOR ICE Swap + 3.20% thereafter)(1)(5)	105,113
	India - 1.2%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	180,766
200,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(3)	197,300
		378,066
	Indonesia - 0.6%
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	187,573
	Israel - 0.4%
	Energean Israel Finance Ltd.
125,000	5.88%, 03/30/2031(1)	106,413
30,000	8.50%, 09/30/2033(1)	28,806
		135,219
	Macau - 0.5%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	169,465
	Mexico - 2.9%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	108,577
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(3)(5)	206,480
200,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(1)	203,008
200,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	193,773
200,000	Trust Fibra Uno 7.38%, 02/13/2034(3)	195,639
		907,477
	Morocco - 0.6%
200,000	OCP SA 6.75%, 05/02/2034(3)	196,900
	Nigeria - 0.6%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	172,500
	Oman - 0.6%
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	194,487
	Paraguay - 0.4%
177,887	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	130,124
	Peru - 1.6%
	Banco de Credito del Peru SA
20,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(5)	19,010
115,000	5.85%, 01/11/2029(3)	113,763

The accompanying notes are an integral part of these financial statements.
34

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Peru - 1.6% - (continued)
$ 200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	$ 193,985
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(1)	170,189
		496,947
	Philippines - 0.5%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	149,629
	Poland - 0.3%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(5)	95,856
	Qatar - 0.9%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	280,299
	Romania - 0.7%
EUR 100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(5)	112,720
100,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(1)(5)	111,213
		223,933
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(4)(7)	—
	Saudi Arabia - 0.6%
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	197,382
	Singapore - 1.2%
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(3)(5)	188,366
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	194,650
		383,016
	Slovenia - 0.4%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(5)	110,203
	South Africa - 1.0%
$ 200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	166,240
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	156,832
		323,072
	South Korea - 1.1%
200,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(1)	196,179
200,000	SK Hynix, Inc. 2.38%, 01/19/2031(1)	160,258
		356,437
	Supranational - 0.4%
CNY 1,000,000	International Bank for Reconstruction & Development 2.75%, 01/19/2027	137,534
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.2% - (continued)
	Turkey - 1.3%
$ 200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(3)	$ 203,502
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(3)	195,560
		399,062
	Ukraine - 0.4%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	134,134
	United Arab Emirates - 3.0%
200,000	Abu Dhabi Developmental 5.38%, 05/08/2029	198,938
200,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(1)	182,780
200,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(1)	198,162
200,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(1)(5)	201,500
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	156,866
		938,246
	Total Corporate Bonds (cost $10,665,432)	$ 10,140,407
FOREIGN GOVERNMENT OBLIGATIONS - 59.1%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$ 4,208
	Brazil - 0.7%
	Brazil Notas do Tesouro Nacional
BRL 640,000	10.00%, 01/01/2029	117,164
484,000	10.00%, 01/01/2033	84,679
118,000	10.00%, 01/01/2035	20,372
		222,215
	Bulgaria - 0.6%
	Bulgaria Government International Bonds
EUR 120,000	0.38%, 09/23/2030(1)	104,852
75,000	4.50%, 01/27/2033(1)	83,658
		188,510
	Chile - 1.9%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	169,350
55,000,000	5.00%, 10/01/2028(1)	55,331
125,000,000	5.80%, 10/01/2034(1)	127,490
250,000,000	6.00%, 04/01/2033(1)	259,116
		611,287
	China - 2.5%
	China Government Bonds
CNY 700,000	2.62%, 04/15/2028	98,267
590,000	2.62%, 06/25/2030	82,842
1,790,000	2.80%, 03/25/2030	254,399
390,000	2.88%, 02/25/2033	55,958
290,000	3.01%, 05/13/2028	41,421
310,000	3.25%, 06/06/2026	44,099
1,090,000	3.28%, 12/03/2027	157,103
260,000	3.81%, 09/14/2050	43,553
		777,642
	Colombia - 4.9%
	Colombia TES
COP 179,100,000	5.75%, 11/03/2027	40,019
1,395,700,000	7.00%, 03/26/2031	298,553
799,900,000	7.25%, 10/18/2034	161,291

The accompanying notes are an integral part of these financial statements.
35

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.1% - (continued)
	Colombia - 4.9% - (continued)
COP 408,000,000	7.50%, 08/26/2026	$ 98,976
566,000,000	7.75%, 09/18/2030	128,009
416,200,000	9.25%, 05/28/2042	90,437
287,000,000	10.00%, 07/24/2024	72,892
2,192,700,000	13.25%, 02/09/2033	640,005
		1,530,182
	Czech Republic - 4.2%
	Czech Republic Government Bonds
CZK 12,050,000	0.05%, 11/29/2029	405,736
2,940,000	0.95%, 05/15/2030(1)	102,985
680,000	1.20%, 03/13/2031	23,615
1,210,000	1.50%, 04/24/2040	34,281
1,780,000	1.75%, 06/23/2032	62,389
560,000	1.95%, 07/30/2037	17,903
1,220,000	2.00%, 10/13/2033	42,580
850,000	2.75%, 07/23/2029	33,534
660,000	4.20%, 12/04/2036(1)	27,523
2,250,000	4.50%, 11/11/2032	96,523
4,200,000	4.90%, 04/14/2034	185,790
6,810,000	5.00%, 09/30/2030	300,523
		1,333,382
	Gabon - 0.6%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(1)	192,180
	Hungary - 1.1%
	Hungary Government Bonds
HUF 19,300,000	1.00%, 11/26/2025	47,878
68,160,000	2.25%, 04/20/2033	126,917
10,620,000	3.00%, 08/21/2030	22,944
16,780,000	6.75%, 10/22/2028	44,932
EUR 100,000	Magyar Export-Import Bank Zrt 6.00%, 05/16/2029(1)	111,522
		354,193
	Indonesia - 4.3%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	59,843
140,000,000	6.13%, 05/15/2028	8,279
3,867,000,000	6.38%, 08/15/2028	230,974
2,238,000,000	6.38%, 04/15/2032	130,835
2,288,000,000	6.50%, 02/15/2031	134,418
899,000,000	6.63%, 05/15/2033	54,070
406,000,000	6.63%, 02/15/2034	23,864
2,100,000,000	6.88%, 04/15/2029	127,580
489,000,000	7.00%, 05/15/2027	30,099
1,290,000,000	7.00%, 02/15/2033	79,041
185,000,000	7.13%, 06/15/2042	11,225
651,000,000	7.13%, 06/15/2043	39,793
209,000,000	7.50%, 06/15/2035	13,115
1,412,000,000	7.50%, 05/15/2038	89,027
1,051,000,000	8.25%, 06/15/2032	69,110
1,412,000,000	8.38%, 03/15/2034	93,642
1,774,000,000	8.38%, 04/15/2039	120,603
495,000,000	8.75%, 05/15/2031	32,911
		1,348,429
	Malaysia - 7.7%
	Malaysia Government Bonds
MYR 1,025,000	3.48%, 06/14/2024	214,806
375,000	3.50%, 05/31/2027	78,260
285,000	3.58%, 07/15/2032	57,986
255,000	3.76%, 05/22/2040	50,896
938,000	3.83%, 07/05/2034	193,050
1,395,000	3.88%, 03/14/2025	293,521
446,000	3.89%, 08/15/2029	93,825
350,000	3.90%, 11/30/2026	73,923
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.1% - (continued)
	Malaysia - 7.7% - (continued)
MYR 260,000	3.91%, 07/15/2026	$ 54,888
810,000	3.96%, 09/15/2025	170,813
810,000	4.64%, 11/07/2033	178,273
225,000	4.70%, 10/15/2042	49,939
660,000	4.89%, 06/08/2038	149,533
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	195,903
700,000	3.66%, 10/15/2024	146,913
455,000	3.73%, 03/31/2026	95,765
920,000	4.13%, 08/15/2025	194,482
340,000	4.13%, 07/09/2029	72,302
210,000	4.25%, 09/30/2030	44,953
		2,410,031
	Mexico - 11.9%
	Mexico Bonos
MXN 13,171,200	5.50%, 03/04/2027	677,820
8,241,000	7.50%, 05/26/2033	409,872
1,555,400	7.75%, 11/23/2034	77,654
2,903,500	7.75%, 11/13/2042	136,472
447,800	8.00%, 05/24/2035	22,660
2,362,600	8.00%, 11/07/2047	112,709
1,765,200	8.00%, 07/31/2053	83,285
2,551,600	8.50%, 05/31/2029	139,681
3,292,100	10.00%, 11/20/2036	192,873
	Mexico Cetes
17,423,650	0.00%, 07/10/2025(2)	892,878
13,465,380	0.00%, 10/30/2025(2)	667,286
1,065,330	0.00%, 12/24/2025(2)	51,935
6,082,790	0.00%, 02/19/2026(2)	291,543
		3,756,668
	Morocco - 0.4%
EUR 115,000	Morocco Government International Bonds 1.38%, 03/30/2026(1)	114,996
	North Macedonia - 0.3%
100,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	103,631
	Peru - 2.2%
	Peru Government Bonds
PEN 50,000	5.40%, 08/12/2034	11,469
272,000	6.15%, 08/12/2032	68,175
35,000	6.90%, 08/12/2037	8,817
1,065,000	6.95%, 08/12/2031	285,105
1,142,000	7.30%, 08/12/2033(1)	305,335
		678,901
	Poland - 3.5%
	Republic of Poland Government Bonds
PLN 640,000	1.25%, 10/25/2030	121,220
1,072,000	1.75%, 04/25/2032	198,734
155,000	2.50%, 07/25/2026	35,980
305,000	2.75%, 04/25/2028	68,031
70,000	2.75%, 10/25/2029	15,012
1,025,000	3.25%, 07/25/2025	246,699
145,000	5.79%, 11/25/2026, 6 mo. PLN WIBOR + 0.00%(8)	35,668
450,000	5.79%, 11/25/2029, 6 mo. PLN WIBOR + 0.00%(8)	108,323
1,060,000	7.50%, 07/25/2028	279,863
		1,109,530
	Romania - 2.8%
	Romania Government Bonds
RON 255,000	3.65%, 07/28/2025	53,162
200,000	3.65%, 09/24/2031	35,075
150,000	3.70%, 11/25/2024	31,740

The accompanying notes are an integral part of these financial statements.
36

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.1% - (continued)
	Romania - 2.8% - (continued)
RON 1,015,000	4.75%, 10/11/2034	$ 182,573
190,000	4.85%, 07/25/2029	37,706
95,000	5.00%, 02/12/2029	19,084
340,000	5.80%, 07/26/2027	71,806
425,000	6.70%, 02/25/2032	90,249
925,000	8.00%, 04/29/2030	209,930
190,000	8.25%, 09/29/2032	44,003
425,000	8.75%, 10/30/2028	98,817
		874,145
	South Africa - 3.9%
	Republic of South Africa Government Bonds
ZAR 7,555,000	6.25%, 03/31/2036	252,405
371,770	6.50%, 02/28/2041	11,447
6,166,000	8.25%, 03/31/2032	272,374
7,525,000	8.50%, 01/31/2037	298,301
4,868,000	8.75%, 01/31/2044	183,042
3,689,000	9.00%, 01/31/2040	146,198
1,180,000	11.63%, 03/31/2053	57,472
		1,221,239
	Supranational - 0.2%
9,000,000	Asian Development Bank 0.00%, 04/30/2040(2)	72,720
TRY 500,000	International Finance Corp. 0.00%, 05/09/2027(2)	6,175
		78,895
	Thailand - 4.4%
	Thailand Government Bonds
THB 1,500,000	0.75%, 09/17/2024	40,231
1,170,000	1.59%, 12/17/2035	27,541
3,777,000	1.60%, 12/17/2029	96,518
3,630,000	2.00%, 12/17/2031	93,154
1,166,000	2.00%, 06/17/2042	26,328
5,955,000	2.13%, 12/17/2026	159,581
2,065,000	2.88%, 12/17/2028	56,487
735,000	2.88%, 06/17/2046	18,442
4,840,000	3.30%, 06/17/2038	134,226
9,116,000	3.35%, 06/17/2033	256,879
4,402,000	3.40%, 06/17/2036	123,710
3,035,000	3.45%, 06/17/2043	83,561
4,225,000	3.65%, 06/20/2031	120,943
2,970,000	3.78%, 06/25/2032	86,067
1,770,000	4.88%, 06/22/2029	52,931
		1,376,599
	Turkey - 0.5%
TRY 4,766,000	Turkiye Government Bonds 26.20%, 10/05/2033	146,720
	Uruguay - 0.5%
	Uruguay Government International Bonds
UYU 2,577,000	8.50%, 03/15/2028(1)	65,737
3,873,500	9.75%, 07/20/2033	105,117
		170,854
	Total Foreign Government Obligations (cost $19,319,234)	$ 18,604,437
	Total Long-Term Investments (cost $30,170,537)	$ 28,932,844
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 337,527	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $337,577; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $344,449		$ 337,527
	Total Short-Term Investments (cost $337,527)		$ 337,527
	Total Investments Excluding Purchased Options (cost $30,508,064)	93.0%	$ 29,270,371
	Total Purchased Options (cost $74,920)	0.2%	$ 50,884
	Total Investments (cost $30,582,984)	93.2%	$ 29,321,255
	Other Assets and Liabilities	6.8%	2,145,662
	Total Net Assets	100.0%	$ 31,466,917
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $9,089,590, representing 28.9% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $2,252,964, representing 7.2% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Investment valued using significant unobservable inputs.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
37

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put BRL	GSC	5.42	USD	10/01/2024	348,000	USD	348,000	$ 6,682	$ 4,420	$ 2,262
Call USD vs. Put CNH	BOA	5.12	USD	10/01/2024	174,000	USD	174,000	7,639	5,405	2,234
Call USD vs. Put INR	GSC	83.49	USD	09/04/2024	685,000	USD	685,000	6,438	5,668	770
Call USD vs. Put ZAR	BOA	19.23	USD	10/17/2024	244,000	USD	244,000	8,629	10,579	(1,950)
Total Call								$ 29,388	$ 26,072	$ 3,316
Put
Call BRL vs. Put USD	MSC	5.03	USD	06/26/2024	174,000	USD	174,000	$ 602	$ 3,370	$ (2,768)
Call BRL vs. Put USD	MSC	4.99	USD	07/09/2024	343,000	USD	343,000	1,166	12,407	(11,241)
Call BRL vs. Put USD	BOA	5.12	USD	10/01/2024	174,000	USD	174,000	2,680	4,926	(2,246)
Call COP vs. Put USD	MSC	3,755.00	USD	07/09/2024	343,000	USD	343,000	1,303	5,543	(4,240)
Call INR vs. Put USD	UBS	82.38	USD	05/09/2024	149,000	USD	149,000	8	656	(648)
Call INR vs. Put USD	GSC	83.49	USD	09/04/2024	685,000	USD	685,000	3,318	5,669	(2,351)
Call PLN vs. Put EUR	BCLY	4.20	EUR	10/11/2024	308,000	EUR	308,000	785	1,754	(969)
Call TRY vs. Put USD	BOA	33.29	USD	07/08/2024	172,000	USD	172,000	1,016	2,706	(1,690)
Call USD vs. Put GBP	BOA	1.22	GBP	05/29/2024	237,000	GBP	237,000	281	2,539	(2,258)
Call ZAR vs. Put USD	BOA	19.23	USD	10/17/2024	244,000	USD	244,000	10,337	9,278	1,059
Total Put								$ 21,496	$ 48,848	$ (27,352)
Total purchased OTC option contracts								$ 50,884	$ 74,920	$ (24,036)
Written option contracts:
Call
Call USD vs. Put THB	BOA	36.36	USD	10/17/2024	(488,000)	USD	(488,000)	$ (12,166)	$ (10,785)	$ (1,381)
Puts
Call BRL vs. Put USD	MSC	4.87	USD	06/26/2024	(174,000)	USD	(174,000)	$ (114)	$ (1,150)	$ 1,036
Call BRL vs. Put USD	MSC	4.71	USD	07/09/2024	(343,000)	USD	(343,000)	(103)	(4,278)	4,175
Call BRL vs. Put USD	GSC	4.89	USD	10/01/2024	(348,000)	USD	(348,000)	(1,566)	(3,515)	1,949
Call COP vs. Put USD	MSC	4,055.00	USD	07/09/2024	(343,000)	USD	(343,000)	(11,920)	(15,718)	3,798
Call THB vs. Put USD	BOA	36.36	USD	10/17/2024	(488,000)	USD	(488,000)	(8,151)	(10,004)	1,853
Total puts								$ (21,854)	$ (34,665)	$ 12,811
Total Written Option Contracts OTC option contracts								$ (34,020)	$ (45,450)	$ 11,430

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	17	06/28/2024	$ 1,780,617	$ (41,245)
U.S. Treasury 10-Year Ultra Future	1	06/18/2024	110,219	(642)
U.S. Treasury Long Bond Future	5	06/18/2024	569,062	(26,656)
U.S. Treasury Ultra Bond Future	3	06/18/2024	358,688	(16,576)
Total				$ (85,119)
Short position contracts:
Euro-BOBL Future	7	06/06/2024	$ 869,779	$ 10,550
Euro-Schatz Future	5	06/06/2024	560,868	2,589
U.S. Treasury 2-Year Note Future	1	06/28/2024	202,656	194
U.S. Treasury 10-Year Note Future	24	06/18/2024	2,578,500	74,305
Total				$ 87,638
Total futures contracts				$ 2,519

The accompanying notes are an integral part of these financial statements.
38

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	$ —	$ —	$ 8,885	$ 8,885
Total OTC interest rate swap contracts							$ —	$ —	$ 8,885	$ 8,885

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	300,000	(1.00%)	06/20/2029	Quarterly	$ 9,494	$ —	$ 9,647	$ 153
iTraxx-Asia ex-Japan.IG.S41	USD	294,000	(1.00%)	06/20/2029	Quarterly	262	—	1,172	910
Total centrally cleared credit default swap contracts						$ 9,756	$ —	$ 10,819	$ 1,063

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	11.10% Fixed	MXN	9,070,000	05/23/2024	Lunar	$ —	$ —	$ (61)	$ (61)
10.85% Fixed	1 Mo. MXN TIIE	MXN	4,795,000	12/19/2024	Monthly	1	—	484	483
10.59% Fixed	1 Mo. MXN TIIE	MXN	9,925,000	10/13/2025	Lunar	—	—	1,090	1,090
9.98% Fixed	1 Mo. MXN TIIE	MXN	6,442,000	11/13/2025	Monthly	—	—	4,163	4,163
1 Mo. MXN TIIE	9.11% Fixed	MXN	4,060,000	05/21/2026	Lunar	—	—	(6,048)	(6,048)
1 Mo. MXN TIIE	9.40% Fixed	MXN	2,219,000	11/12/2026	Monthly	—	—	(2,678)	(2,678)
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	1,722	1,722
8.76% Fixed	1 Mo. MXN TIIE	MXN	5,550,000	08/02/2028	Lunar	—	—	12,262	12,262
8.88% Fixed	1 Mo. MXN TIIE	MXN	5,585,000	08/09/2028	Lunar	—	—	10,811	10,811
9.36% Fixed	1 Mo. MXN TIIE	MXN	8,965,000	09/06/2028	Lunar	—	—	8,016	8,016
1 Mo. MXN TIIE	9.27% Fixed	MXN	2,710,000	08/31/2033	Lunar	—	—	(2,820)	(2,820)
1 Mo. MXN TIIE	9.02% Fixed	MXN	2,200,000	09/01/2033	Lunar	—	—	(4,336)	(4,336)
1 Mo. MXN TIIE	9.64% Fixed	MXN	265,000	09/21/2033	Lunar	—	—	74	74
1 Mo. MXN TIIE	9.43% Fixed	MXN	2,695,000	10/03/2033	Lunar	1	—	(1,239)	(1,240)
1 Mo. MXN TIIE	8.78% Fixed	MXN	1,555,000	11/21/2033	Monthly	—	—	(4,510)	(4,510)
1 Mo. MXN TIIE	8.51% Fixed	MXN	1,430,000	12/08/2033	Monthly	—	—	(5,644)	(5,644)
1 Mo. MXN TIIE	8.60% Fixed	MXN	2,235,000	12/22/2033	Monthly	7	—	(7,949)	(7,956)
3 Mo. PLN WIBOR	5.59% Fixed	PLN	4,415,000	06/19/2025	Quarterly	—	(410)	(2,292)	(1,882)
3 Mo. ZAR JIBAR	8.38% Fixed	ZAR	23,000,000	06/19/2026	Quarterly	—	—	(1,555)	(1,555)
8.40% Fixed	3 Mo. ZAR JIBAR	ZAR	14,260,000	06/19/2029	Quarterly	—	(207)	17,026	17,233
3 Mo. ZAR JIBAR	8.92% Fixed	ZAR	2,325,000	06/19/2031	Quarterly	63	—	(3,650)	(3,713)
3 Mo. ZAR JIBAR	9.53% Fixed	ZAR	6,400,000	06/19/2034	Quarterly	25	—	(13,109)	(13,134)
4.66% Fixed	6 Mo. CLP CLICP	CLP	547,020,000	06/21/2029	Semi-Annual	—	—	14,517	14,517
6 Mo. EUR EURIBOR	2.97% Fixed	EUR	510,000	06/19/2026	Semi-Annual	139	—	(3,484)	(3,623)
2.69% Fixed	6 Mo. EUR EURIBOR	EUR	430,000	06/19/2029	Annual	—	(603)	4,991	5,594
6 Mo. EUR EURIBOR	2.59% Fixed	EUR	120,000	06/19/2034	Semi-Annual	—	(58)	(2,811)	(2,753)
5.57% Fixed	6 Mo. HUF BIBOR	HUF	67,465,000	06/19/2029	Annual	628	—	10,103	9,475
6 Mo. HUF BIBOR	5.71% Fixed	HUF	99,995,000	06/19/2031	Semi-Annual	—	(1,008)	(18,101)	(17,093)
6 Mo. HUF BIBOR	6.54% Fixed	HUF	13,294,836	06/19/2034	Semi-Annual	—	—	(1,228)	(1,228)
6 Mo. HUF BIBOR	6.54% Fixed	HUF	25,280,164	06/19/2034	Semi-Annual	—	—	(2,335)	(2,335)
6 Mo. HUF BIBOR	5.90% Fixed	HUF	23,245,000	06/19/2034	Semi-Annual	—	—	(5,045)	(5,045)
6.28% Fixed	6 Mo. INR MIBOR	INR	22,615,000	06/20/2029	Semi-Annual	—	(293)	3,509	3,802
5.37% Fixed	6 Mo. PLN WIBOR	PLN	5,000	06/19/2026	Annual	—	—	4	4
4.72% Fixed	6 Mo. PLN WIBOR	PLN	2,385,000	06/19/2029	Annual	—	—	13,290	13,290
5.23% Fixed	6 Mo. PLN WIBOR	PLN	1,949,000	06/19/2029	Annual	—	—	534	534
6 Mo. PLN WIBOR	4.72% Fixed	PLN	845,000	06/19/2031	Semi-Annual	66	—	(6,557)	(6,623)
6 Mo. PLN WIBOR	5.36% Fixed	PLN	550,000	06/19/2034	Semi-Annual	—	—	(81)	(81)
6 Mo. PLN WIBOR	4.79% Fixed	PLN	445,000	06/19/2034	Semi-Annual	72	—	(4,750)	(4,822)
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	(931)	(931)
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(2,421)	(2,421)
The accompanying notes are an integral part of these financial statements.
39

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	11.18% Fixed	BRL	426,067	01/04/2027	At Maturity	$ —	$ —	$ 706	$ 706
BZDIOVRA	10.44% Fixed	BRL	797,712	01/04/2027	At Maturity	—	—	(2,791)	(2,791)
BZDIOVRA	10.03% Fixed	BRL	711,331	01/04/2027	At Maturity	—	—	(3,590)	(3,590)
BZDIOVRA	10.10% Fixed	BRL	1,319,533	01/04/2027	At Maturity	—	—	(5,198)	(5,198)
BZDIOVRA	10.05% Fixed	BRL	1,213,739	01/04/2027	At Maturity	—	—	(5,938)	(5,938)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(995)	(995)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(5,114)	(5,114)
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	2,122	2,122
BZDIOVRA	10.34% Fixed	BRL	179,392	01/02/2029	At Maturity	2	—	(1,535)	(1,537)
BZDIOVRA	10.01% Fixed	BRL	147,460	01/02/2029	At Maturity	—	—	(1,741)	(1,741)
BZDIOVRA	10.60% Fixed	BRL	281,837	01/02/2029	At Maturity	—	—	(2,564)	(2,564)
Total centrally cleared interest rate swaps contracts						$ 1,004	$ (2,579)	$ (27,677)	$ (26,102)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
120,000	AUD	77,944	USD	SCB	06/20/2024	$ (89)
100,000	AUD	66,395	USD	MSC	06/20/2024	(1,517)
520,000	BRL	98,544	USD	BNP	06/04/2024	1,290
170,000	BRL	33,482	USD	JPM	06/04/2024	(844)
485,000	BRL	95,416	USD	UBS	06/04/2024	(2,302)
380,000	BRL	75,619	USD	DEUT	06/04/2024	(2,663)
630,000	BRL	124,414	USD	SCB	06/04/2024	(3,462)
564,000	BRL	112,027	USD	GSC	06/04/2024	(3,745)
675,000	BRL	134,186	USD	BOA	06/04/2024	(4,593)
695,000	BRL	138,286	USD	BCLY	06/04/2024	(4,854)
1,155,000	BRL	230,018	USD	CBK	06/04/2024	(8,271)
16,323,000	BRL	3,262,733	USD	MSC	06/04/2024	(128,901)
873,000	BRL	170,441	USD	GSC	10/03/2024	(4,934)
115,000	CAD	83,626	USD	JPM	06/20/2024	(19)
138,000	CAD	102,508	USD	CBK	06/20/2024	(2,180)
70,001,000	CLP	70,941	USD	UBS	06/21/2024	1,938
291,400,000	CLP	301,568	USD	GSC	06/21/2024	1,812
74,700,000	CLP	76,459	USD	MSC	06/21/2024	1,312
25,869,000	CLP	26,852	USD	BOA	06/21/2024	81
65,200,000	CLP	68,076	USD	JPM	06/21/2024	(195)
461,000	CNH	63,737	USD	SSG	06/20/2024	(22)
785,000	CNH	108,533	USD	JPM	06/20/2024	(39)
19,496,912	CNH	2,724,217	USD	BNP	06/20/2024	(29,560)
1,189,204,000	COP	300,228	USD	BNP	06/20/2024	535
387,270,000	COP	97,457	USD	CBK	06/20/2024	488
319,069,000	COP	80,473	USD	BCLY	06/20/2024	223
568,656,000	COP	145,099	USD	DEUT	06/20/2024	(1,279)
445,255,000	COP	114,014	USD	GSC	06/20/2024	(1,405)
373,590,000	COP	92,130	USD	MSC	07/11/2024	2,033
4,628,000	CZK	194,228	USD	BCLY	06/20/2024	2,177
650,000	CZK	27,579	USD	RBC	06/20/2024	6
1,430,000	CZK	61,010	USD	JPM	06/20/2024	(323)
4,571,000	CZK	195,766	USD	BNP	06/20/2024	(1,780)
5,560,000	CZK	237,919	USD	CBK	06/20/2024	(1,962)
11,253,000	CZK	484,646	USD	GSC	06/20/2024	(7,086)
3,770,000	EGP	75,400	USD	CBK	07/17/2024	1,621
1,885,000	EGP	36,146	USD	JPM	10/22/2024	1,206
1,885,000	EGP	37,033	USD	CBK	10/29/2024	238
106,000	EUR	114,189	USD	BCLY	05/14/2024	(1,001)
149,000	EUR	159,023	USD	BOA	06/20/2024	327
15,000	EUR	16,339	USD	BCLY	06/20/2024	(297)
157,000	EUR	168,960	USD	BNP	06/20/2024	(1,053)
77,000	EUR	84,296	USD	SCB	06/20/2024	(1,946)
77,000	EUR	84,505	USD	UBS	06/20/2024	(2,156)
556,000	EUR	596,792	USD	GSC	06/20/2024	(2,168)
162,000	EUR	175,439	USD	MSC	06/20/2024	(2,185)
The accompanying notes are an integral part of these financial statements.
40

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
249,000	EUR	273,109	USD	CBK	06/20/2024	$ (6,811)
2,585,000	EUR	2,837,567	USD	DEUT	06/20/2024	(72,993)
79,000	EUR	86,481	USD	BCLY	10/15/2024	(1,512)
48,000	GBP	60,600	USD	BOA	05/31/2024	(612)
99,000	GBP	123,403	USD	JPM	06/20/2024	336
38,000	GBP	48,563	USD	MSC	06/20/2024	(1,068)
56,200,000	HUF	152,363	USD	DEUT	06/20/2024	475
23,600,000	HUF	63,829	USD	BCLY	06/20/2024	353
24,007,000	HUF	65,385	USD	SSG	06/20/2024	(97)
22,500,000	HUF	61,395	USD	JPM	06/20/2024	(205)
23,000,000	HUF	63,163	USD	GSC	06/20/2024	(614)
52,900,000	HUF	145,781	USD	UBS	06/20/2024	(1,918)
56,100,000	HUF	154,931	USD	BOA	06/20/2024	(2,365)
435,467,000	HUF	1,200,047	USD	BNP	06/20/2024	(15,777)
959,787,000	IDR	59,112	USD	BNP	06/20/2024	(174)
1,681,000,000	IDR	104,106	USD	GSC	06/20/2024	(879)
947,000,000	IDR	59,731	USD	BOA	06/20/2024	(1,578)
1,396,000,000	IDR	87,539	USD	BCLY	06/20/2024	(1,814)
1,696,000,000	IDR	109,243	USD	DEUT	06/20/2024	(5,096)
24,983,313,000	IDR	1,599,573	USD	JPM	06/20/2024	(65,404)
2,290,000	INR	27,405	USD	GSC	06/20/2024	(26)
15,940,000	INR	190,758	USD	CBK	06/20/2024	(176)
4,690,000	INR	56,259	USD	JPM	06/20/2024	(184)
11,000,000	INR	131,912	USD	SCB	06/20/2024	(393)
46,903,000	INR	563,689	USD	BNP	06/20/2024	(2,905)
75,100,000	KZT	164,679	USD	GSC	06/20/2024	3,188
34,800,000	KZT	76,779	USD	JPM	06/20/2024	1,008
7,135,000	MXN	403,483	USD	BCLY	05/06/2024	12,623
5,025,000	MXN	301,060	USD	DEUT	05/07/2024	(8,053)
1,139,000	MXN	61,949	USD	BOA	05/14/2024	4,388
8,310,000	MXN	468,750	USD	MSC	05/24/2024	14,437
16,240,000	MXN	930,702	USD	CBK	05/24/2024	13,577
6,278,000	MXN	364,022	USD	RBC	06/20/2024	(510)
1,700,000	MXN	99,640	USD	GSC	06/20/2024	(1,205)
1,026,000	MXN	61,622	USD	DEUT	06/20/2024	(2,214)
910,000	MXN	54,927	USD	BNP	06/20/2024	(2,236)
12,078,000	MXN	703,641	USD	CBK	06/20/2024	(4,295)
3,500,000	MXN	207,225	USD	MSC	06/20/2024	(4,566)
24,550,000	MXN	1,368,298	USD	GSC	07/24/2024	45,063
7,135,000	MXN	373,991	USD	CBK	11/06/2024	30,101
12,275,000	MXN	672,209	USD	MSC	11/25/2024	20,870
12,275,000	MXN	673,248	USD	BCLY	11/25/2024	19,831
18,300,000	MXN	1,007,598	USD	CBK	12/20/2024	21,544
9,150,000	MXN	504,911	USD	GSC	12/20/2024	9,660
9,150,000	MXN	505,051	USD	MSC	12/20/2024	9,521
8,610,000	MXN	482,393	USD	CBK	01/10/2025	192
6,024,000	MXN	328,346	USD	CBK	01/21/2025	8,705
4,016,000	MXN	220,914	USD	RBC	01/21/2025	3,787
10,040,000	MXN	550,243	USD	BOA	01/29/2025	10,797
12,078,000	MXN	671,205	USD	CBK	04/23/2025	(4,590)
400,000	MYR	84,300	USD	BNP	06/20/2024	(600)
3,363,000	MYR	720,847	USD	DEUT	06/20/2024	(17,142)
45,050,000	NGN	36,040	USD	GSC	06/24/2024	(3,790)
45,049,000	NGN	32,739	USD	CBK	07/29/2024	(951)
9,000	NZD	5,558	USD	SCB	06/20/2024	(254)
298,000	NZD	180,363	USD	MSC	06/20/2024	(4,767)
14,000	PEN	3,778	USD	MSC	06/20/2024	(61)
135,000	PEN	36,050	USD	GSC	06/20/2024	(212)
305,000	PEN	82,622	USD	SCB	06/20/2024	(1,654)
445,000	PEN	120,384	USD	CBK	06/20/2024	(2,250)
701,000	PEN	188,821	USD	BOA	06/20/2024	(2,728)
9,315,000	PHP	167,574	USD	BOA	06/20/2024	(6,475)
1,555,000	PLN	396,733	USD	BCLY	05/14/2024	(13,451)
180,000	PLN	45,158	USD	DEUT	06/20/2024	(810)
220,000	PLN	55,145	USD	RBC	06/20/2024	(943)
The accompanying notes are an integral part of these financial statements.
41

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
390,000	PLN	97,775	USD	GSC	06/20/2024	$ (1,689)
385,000	PLN	97,820	USD	BOA	06/20/2024	(2,966)
7,242,000	PLN	1,837,268	USD	BCLY	06/20/2024	(53,033)
338,000	RON	72,749	USD	JPM	06/20/2024	(321)
160,000	RON	34,694	USD	BOA	06/20/2024	(409)
200,000	RON	43,416	USD	BCLY	06/20/2024	(560)
1,907,000	RON	416,812	USD	GSC	06/20/2024	(8,176)
3,303,000	RSD	30,758	USD	CBK	06/20/2024	(642)
1,128,000	THB	30,547	USD	BNP	06/20/2024	13
1,550,000	THB	42,478	USD	WEST	06/20/2024	(485)
2,027,000	THB	55,622	USD	UBS	06/20/2024	(706)
3,570,000	THB	98,342	USD	GSC	06/20/2024	(1,622)
19,951,000	THB	556,245	USD	BCLY	06/20/2024	(15,726)
46,781,000	THB	1,329,194	USD	JPM	06/20/2024	(61,789)
622,000	THB	17,079	USD	BOA	10/21/2024	(57)
23,245,500	TRY	640,623	USD	UBS	06/20/2024	40,207
10,795,000	TRY	309,164	USD	BCLY	06/20/2024	7,008
7,250,000	TRY	206,101	USD	GSC	06/20/2024	6,241
2,727,000	UYU	70,641	USD	DEUT	05/13/2024	153
2,571,000	UYU	66,849	USD	CBK	06/11/2024	(346)
6,112,000	ZAR	320,953	USD	GSC	06/20/2024	2,452
660,000	ZAR	34,556	USD	CIBC	06/20/2024	366
2,098,000	ZAR	110,920	USD	MSC	06/20/2024	91
730,000	ZAR	38,841	USD	RBC	06/20/2024	(214)
1,480,000	ZAR	78,547	USD	BOA	06/20/2024	(235)
18,700,000	ZAR	994,639	USD	UBS	06/20/2024	(5,163)
80,884	USD	125,000	AUD	GSC	06/20/2024	(214)
142,063	USD	220,000	AUD	JPM	06/20/2024	(671)
572,237	USD	2,907,000	BRL	CBK	06/04/2024	14,126
438,131	USD	2,245,000	BRL	GSC	06/04/2024	7,117
149,028	USD	755,000	BRL	DEUT	06/04/2024	4,076
84,127	USD	425,000	BRL	SCB	06/04/2024	2,532
52,021	USD	260,000	BRL	BNP	06/04/2024	2,104
39,725	USD	210,000	BRL	JPM	06/04/2024	(592)
52,935	USD	266,000	BRL	MSC	06/28/2024	2,006
104,167	USD	520,000	BRL	MSC	07/11/2024	4,739
16,154	USD	82,000	BRL	BOA	07/25/2024	498
85,580	USD	454,000	BRL	BCLY	07/25/2024	(1,106)
19,291	USD	99,000	BRL	BOA	10/03/2024	522
236,433	USD	318,000	CAD	DEUT	06/20/2024	5,243
32,997	USD	45,000	CAD	JPM	06/20/2024	282
237,348	USD	226,000,000	CLP	GSC	06/21/2024	2,057
82,482	USD	79,100,000	CLP	BOA	06/21/2024	130
71,983	USD	70,500,000	CLP	MSC	06/21/2024	(1,415)
151,022	USD	146,966,000	CLP	DEUT	06/21/2024	(1,986)
268,433	USD	1,927,000	CNH	JPM	06/20/2024	2,104
108,614	USD	785,000	CNH	CIB	06/20/2024	120
25,065	USD	181,000	CNH	SSG	06/20/2024	49
79,410	USD	575,000	CNH	CBK	06/20/2024	(60)
168,450	USD	1,220,000	CNH	BNP	06/20/2024	(165)
125,729	USD	911,000	CNH	MSC	06/20/2024	(180)
36,797	USD	266,637	CNY	SSG	05/07/2024	(715)
197,802	USD	755,928,000	COP	BNP	06/20/2024	6,619
88,709	USD	337,600,000	COP	BOA	06/20/2024	3,326
77,783	USD	308,100,000	COP	GSC	06/20/2024	(139)
264,117	USD	1,048,068,000	COP	MSC	06/20/2024	(951)
274,795	USD	6,425,000	CZK	BOA	06/20/2024	2,127
98,514	USD	2,297,000	CZK	GSC	06/20/2024	1,033
56,482	USD	1,320,000	CZK	SSG	06/20/2024	463
10,675	USD	250,000	CZK	RBC	06/20/2024	65
395,806	USD	364,000	EUR	BCLY	05/14/2024	7,126
3,822,209	USD	3,482,000	EUR	DEUT	06/20/2024	98,322
580,803	USD	535,000	EUR	GSC	06/20/2024	8,636
340,482	USD	313,000	EUR	MSC	06/20/2024	5,738
267,918	USD	246,000	EUR	UBS	06/20/2024	4,828
The accompanying notes are an integral part of these financial statements.
42

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
177,226	USD	162,000	EUR	BNP	06/20/2024	$ 3,971
158,629	USD	145,000	EUR	BCLY	06/20/2024	3,556
110,891	USD	102,000	EUR	JPM	06/20/2024	1,805
131,072	USD	122,000	EUR	WFB	06/20/2024	597
6,559	USD	6,000	EUR	SCB	06/20/2024	142
189,810	USD	148,000	GBP	BCLY	06/20/2024	4,827
127,947	USD	101,000	GBP	JPM	06/20/2024	1,709
354,306	USD	129,200,000	HUF	UBS	06/20/2024	2,940
138,240	USD	50,374,000	HUF	BOA	06/20/2024	1,246
33,212	USD	12,000,000	HUF	JPM	06/20/2024	577
116,387	USD	42,600,000	HUF	MSC	06/20/2024	535
104,535	USD	38,500,000	HUF	GSC	06/20/2024	(167)
113,365	USD	42,200,000	HUF	BCLY	06/20/2024	(1,400)
153,630	USD	57,319,000	HUF	BNP	06/20/2024	(2,251)
334,476	USD	5,378,000,000	IDR	JPM	06/20/2024	4,224
86,612	USD	1,378,000,000	IDR	UBS	06/20/2024	1,992
34,041	USD	2,855,000	INR	UBS	05/13/2024	(141)
294,827	USD	24,493,000	INR	GSC	06/20/2024	1,982
96,596	USD	8,063,000	INR	DEUT	06/20/2024	193
205,249	USD	17,160,000	INR	CBK	06/20/2024	80
105,621	USD	8,850,000	INR	JPM	06/20/2024	(192)
38,798	USD	3,240,000	INR	GSC	09/06/2024	183
82,751	USD	37,900,000	KZT	GSC	06/20/2024	(1,965)
385,467	USD	7,135,000	MXN	CBK	05/06/2024	(30,640)
42,865	USD	769,000	MXN	DEUT	05/07/2024	(1,975)
24,110	USD	420,000	MXN	BOA	05/14/2024	(351)
693,209	USD	12,275,000	MXN	BCLY	05/24/2024	(20,524)
692,154	USD	12,275,000	MXN	MSC	05/24/2024	(21,579)
303,374	USD	5,035,000	MXN	RBC	06/20/2024	11,835
547,003	USD	9,336,000	MXN	UBS	06/20/2024	6,425
546,524	USD	9,336,000	MXN	BCLY	06/20/2024	5,947
135,895	USD	2,280,000	MXN	BOA	06/20/2024	3,878
232,231	USD	3,950,000	MXN	JPM	06/20/2024	3,516
149,576	USD	2,543,000	MXN	DEUT	06/20/2024	2,330
79,145	USD	1,341,000	MXN	BNP	06/20/2024	1,498
43,111	USD	720,000	MXN	SGG	06/20/2024	1,421
520,330	USD	9,150,000	MXN	MSC	06/20/2024	(9,478)
520,182	USD	9,150,000	MXN	GSC	06/20/2024	(9,626)
1,141,350	USD	20,060,000	MXN	CBK	06/20/2024	(20,174)
496,970	USD	8,610,000	MXN	CBK	07/10/2024	84
227,561	USD	4,016,000	MXN	RBC	07/19/2024	(3,843)
338,142	USD	6,024,000	MXN	CBK	07/19/2024	(8,964)
686,425	USD	12,275,000	MXN	BCLY	07/24/2024	(20,255)
685,352	USD	12,275,000	MXN	MSC	07/24/2024	(21,328)
566,432	USD	10,040,000	MXN	BOA	07/29/2024	(11,079)
84,638	USD	1,460,000	MXN	DEUT	10/04/2024	1,541
689,856	USD	12,078,000	MXN	CBK	10/23/2024	4,504
392,108	USD	7,135,000	MXN	BCLY	11/06/2024	(11,983)
455,562	USD	8,310,000	MXN	MSC	11/25/2024	(13,643)
902,909	USD	16,240,000	MXN	CBK	11/25/2024	(14,044)
683,764	USD	12,078,000	MXN	CBK	12/20/2024	4,530
103,689	USD	490,000	MYR	DEUT	06/20/2024	1,156
82,695	USD	390,000	MYR	BNP	06/20/2024	1,088
45,623	USD	215,000	MYR	SCB	06/20/2024	635
106,277	USD	172,000	NZD	CBK	06/20/2024	4,926
397,728	USD	1,480,000	PEN	CBK	06/20/2024	4,832
169,469	USD	631,000	PEN	SCB	06/20/2024	1,959
90,840	USD	335,000	PEN	GSC	06/20/2024	1,908
166,387	USD	9,315,000	PHP	BOA	06/20/2024	5,287
84,199	USD	4,740,000	PHP	UBS	06/20/2024	2,223
80,410	USD	4,550,000	PHP	JPM	06/20/2024	1,720
114,016	USD	473,000	PLN	BCLY	05/14/2024	(2,570)
183,068	USD	730,000	PLN	JPM	06/20/2024	3,216
395,062	USD	1,595,000	PLN	BOA	06/20/2024	2,097
105,336	USD	420,000	PLN	MSC	06/20/2024	1,859
The accompanying notes are an integral part of these financial statements.
43

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
83,155	USD	330,000	PLN	BMO	06/20/2024	$ 1,852
127,766	USD	515,000	PLN	DEUT	06/20/2024	885
116,206	USD	470,000	PLN	BNP	06/20/2024	410
75,238	USD	305,000	PLN	CBK	06/20/2024	94
78,239	USD	320,000	PLN	BCLY	06/20/2024	(600)
86,029	USD	338,000	PLN	BCLY	10/15/2024	2,882
78,916	USD	365,000	RON	GSC	06/20/2024	703
76,770	USD	355,000	RON	BCLY	06/20/2024	700
239,467	USD	325,000	SGD	JPM	06/20/2024	811
176,752	USD	6,350,000	THB	BCLY	06/20/2024	4,717
158,826	USD	5,700,000	THB	JPM	06/20/2024	4,400
214,258	USD	7,840,000	THB	UBS	06/20/2024	1,855
217,631	USD	7,990,000	THB	GSC	06/20/2024	1,164
69,910	USD	2,410,000	TRY	BNP	06/20/2024	(676)
57,746	USD	2,100,000	TRY	GSC	06/20/2024	(3,760)
289,795	USD	10,223,000	TRY	BCLY	06/20/2024	(9,624)
52,385	USD	1,878,000	TRY	BOA	07/09/2024	(1,479)
57,664	USD	2,306,000	UYU	CBK	05/13/2024	(2,201)
118,016	USD	4,767,000	UYU	CBK	06/11/2024	(5,290)
58,827	USD	2,306,000	UYU	GSC	08/15/2024	(264)
133,134	USD	2,500,000	ZAR	GSC	06/20/2024	851
39,947	USD	750,000	ZAR	SSG	06/20/2024	262
101,313	USD	1,910,000	ZAR	BOA	06/20/2024	249
118,918	USD	2,260,000	ZAR	BNP	06/20/2024	(665)
22,760	USD	440,000	ZAR	BOA	10/21/2024	(287)
Total foreign currency contracts						$ (283,469)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 188,000	$ —	$ 188,000	$ —
Corporate Bonds	10,140,407	—	10,140,407	—
Foreign Government Obligations	18,604,437	—	18,604,437	—
Short-Term Investments	337,527	—	337,527	—
Purchased Options	50,884	—	50,884	—
Foreign Currency Contracts(2)	621,071	—	621,071	—
Futures Contracts(2)	87,638	87,638	—	—
Swaps - Credit Default(2)	1,063	—	1,063	—
Swaps - Interest Rate(2)	114,783	—	114,783	—
Total	$ 30,145,810	$ 87,638	$ 30,058,172	$ —
Liabilities
Foreign Currency Contracts(2)	$ (904,540)	$ —	$ (904,540)	$ —
Futures Contracts(2)	(85,119)	(85,119)	—	—
Swaps - Interest Rate(2)	(132,000)	—	(132,000)	—
Written Options	(34,020)	—	(34,020)	—
Total	$ (1,155,679)	$ (85,119)	$ (1,070,560)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
44

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
	Other Asset-Backed Securities - 1.7%
$ 3,275,000	Ares XXXIIR CLO Ltd. 7.57%, 05/15/2030, 3 mo. USD Term SOFR + 2.26%(1)(2)	$ 3,295,253
2,000,000	Atrium XV 11.44%, 01/23/2031, 3 mo. USD Term SOFR + 6.11%(1)(2)	1,984,230
350,000	BlueMountain CLO XXVIII Ltd. 7.09%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	349,507
2,465,397	Carlyle Global Market Strategies CLO Ltd. 7.14%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,464,578
1,165,000	Carlyle U.S. CLO Ltd. 7.24%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,166,033
865,115	Dryden 36 Senior Loan Fund 6.61%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	866,125
1,000,000	Elmwood CLO X Ltd. 11.17%, 07/20/2037, 3 mo. USD Term SOFR + 5.85%(1)(2)	1,000,525
2,000,000	Golub Capital Partners Static Ltd. 11.83%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,000,348
1,500,000	Madison Park Funding Ltd. 11.65%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,500,799
1,500,000	Neuberger Berman Loan Advisers CLO 32 Ltd. 11.69%, 01/20/2032, 3 mo. USD Term SOFR + 6.36%(1)(2)	1,480,444
735,000	OCP CLO Ltd. 11.06%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	735,000
2,650,000	Octagon 57 Ltd. 7.24%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,644,883
1,000,000	RRX 3 Ltd. 12.34%, 04/15/2034, 3 mo. USD Term SOFR + 7.01%(1)(2)	995,742
1,650,000	Sound Point CLO XVII Ltd. 7.19%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,649,931
	Total Asset & Commercial Mortgage-Backed Securities (cost $21,684,548)	$ 22,133,398
CONVERTIBLE BONDS - 0.2%
	Airlines - 0.2%
2,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,967,171
	Total Convertible Bonds (cost $1,812,348)	$ 1,967,171
CORPORATE BONDS - 5.1%
	Aerospace/Defense - 0.2%
1,290,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 1,297,940
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	646,899
		1,944,839
	Apparel - 0.0%
655,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	650,677
	Chemicals - 0.2%
2,325,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	2,291,961
	Commercial Banks - 0.3%
	Freedom Mortgage Corp.
1,200,000	12.00%, 10/01/2028(1)	1,287,696
2,450,000	12.25%, 10/01/2030(1)	2,658,148
		3,945,844
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1% - (continued)
	Commercial Services - 0.7%
$ 1,900,000	Cimpress PLC 7.00%, 06/15/2026	$ 1,885,294
EUR 1,750,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,790,562
$ 1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	1,260,821
9,805,000	WW International, Inc. 4.50%, 04/15/2029(1)	4,099,163
		9,035,840
	Diversified Financial Services - 0.5%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	660,568
595,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	630,857
1,175,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,183,521
2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	1,985,706
5,385,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	374,257
	United Wholesale Mortgage LLC
700,000	5.50%, 11/15/2025(1)	689,248
490,000	5.75%, 06/15/2027(1)	470,284
		5,994,441
	Electrical Components & Equipment - 0.1%
EUR 945,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	897,859
	Food Service - 0.1%
1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,246,170
	Hand/Machine Tools - 0.1%
805,000	IMA Industria Macchine Automatiche SpA 7.65%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	868,031
	Insurance - 0.2%
$ 250,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	258,236
EUR 2,855,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	2,940,218
		3,198,454
	Internet - 0.5%
$ 1,145,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	1,230,255
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,969,971
875,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	815,367
EUR 1,770,000	United Group BV 8.13%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,888,945
		5,904,538
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,082,536
	Lodging - 0.1%
1,375,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,366,588
	Media - 0.3%
1,305,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,304,739
1,325,000	CCO Holdings LLC/CCO Holdings Capital Corp. 6.38%, 09/01/2029(1)	1,223,135
1,245,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	1,105,697
		3,633,571

The accompanying notes are an integral part of these financial statements.
45

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1% - (continued)
	Office/Business Equipment - 0.0%
$ 548,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	$ 532,497
	Oil & Gas - 0.4%
2,325,000	Matador Resources Co. 6.88%, 04/15/2028(1)	2,342,871
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,709,586
1,325,000	9.75%, 10/15/2030	1,443,705
		5,496,162
	Oil & Gas Services - 0.1%
1,150,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,177,624
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,190,934
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	692,715
		1,883,649
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)(4)	149,062
370,000	5.63%, 01/14/2030(3)(4)	20,831
		169,893
	Retail - 0.7%
EUR 1,180,000	Burger King France SAS 8.59%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	1,266,135
$ 240,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	249,339
1,905,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	1,871,601
3,850,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	2,821,606
GBP 1,200,000	Punch Finance PLC 6.13%, 06/30/2026(3)	1,435,733
$ 1,425,000	Staples, Inc. 7.50%, 04/15/2026(1)	1,385,847
		9,030,261
	Software - 0.0%
200,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	172,975
	Telecommunications - 0.3%
EUR 3,175,000	Altice France SA 4.13%, 01/15/2029(3)	2,198,505
585,000	Eutelsat SA 9.75%, 04/13/2029(1)	633,714
$ 800,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	665,538
		3,497,757
	Total Corporate Bonds (cost $75,613,396)	$ 65,022,167
SENIOR FLOATING RATE INTERESTS - 87.2%(5)
	Advertising - 0.6%
6,500,382	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 6,528,009
1,850,000	Clear Channel Outdoor Holdings, Inc. 9.43%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	1,848,853
		8,376,862
	Aerospace/Defense - 1.3%
3,756,125	Barnes Group, Inc. 7.82%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	3,761,985
1,335,001	Dynasty Acquisition Co., Inc. 8.82%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	1,341,074
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Aerospace/Defense - 1.3% - (continued)
$ 3,269,829	Spirit Aerosystems, Inc. 9.58%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	$ 3,284,151
	TransDigm, Inc.
4,200,589	8.06%, 08/24/2028, 3 mo. USD Term SOFR + 2.75%	4,220,794
3,750,600	8.56%, 02/28/2031, 3 mo. USD Term SOFR + 3.25%	3,770,966
		16,378,970
	Airlines - 1.4%
3,250,000	Air Canada 7.83%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	3,270,313
1,364,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,417,278
6,483,750	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	6,649,215
2,691,557	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	2,772,573
3,570,000	WestJet Loyalty LP 9.05%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	3,574,819
		17,684,198
	Apparel - 0.9%
2,627,043	Crocs, Inc. 7.56%, 02/20/2029, 3 mo. USD Term SOFR + 2.25%	2,636,237
8,705,500	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	8,701,844
		11,338,081
	Auto Parts & Equipment - 1.6%
EUR 4,232,826	Clarios Global LP 7.10%, 04/30/2026, 1 mo. EURIBOR + 3.25%	4,515,241
	First Brands Group LLC
$ 10,808,845	10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	10,306,234
6,430,000	14.14%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	6,076,350
		20,897,825
	Beverages - 0.3%
EUR 3,500,000	Pegasus Bidco BV 0.00%, 07/12/2029, 3 mo. EURIBOR + 3.75%(6)	3,740,655
	Chemicals - 1.5%
$ 3,311,679	Chemours Co. 8.82%, 08/18/2028, 1 mo. USD Term SOFR + 3.50%	3,305,486
EUR 2,850,000	INEOS Finance PLC 7.85%, 02/07/2031, 1 mo. EURIBOR + 4.00%	3,042,617
$ 2,530,000	INEOS U.S. Finance LLC 9.07%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	2,534,756
1,745,554	Nouryon Finance BV 9.42%, 04/03/2028, 3 mo. USD Term SOFR + 4.00%	1,748,835
3,241,709	Olympus Water U.S. Holding Corp. 0.00%, 11/09/2028, 3 mo. USD Term SOFR + 3.75%(6)	3,246,215
6,011,558	SCIH Salt Holdings, Inc. 8.83%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	6,021,598
		19,899,507
	Commercial Banks - 0.2%
1,969,832	AqGen Island Holdings, Inc. 8.93%, 08/02/2028, 1 mo. USD Term SOFR + 3.50%	1,964,908

The accompanying notes are an integral part of these financial statements.
46

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Commercial Services - 6.7%
$ 7,212,148	Allied Universal Holdco LLC 9.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	$ 7,213,519
2,176,436	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	2,176,436
1,391,351	AVSC Holding Corp. 8.67%, 03/03/2025, 1 mo. USD Term SOFR + 3.25%(7)	1,376,046
	Belron Finance U.S. LLC
2,177,141	7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	2,177,816
1,088,250	7.84%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	1,089,947
EUR 6,600,000	Belron Luxembourg SARL 6.35%, 04/13/2028, 3 mo. EURIBOR + 2.43%	7,060,498
$ 2,637,584	Creative Artists Agency LLC 8.57%, 11/27/2028, 1 mo. USD Term SOFR + 3.25%	2,645,655
	Fugue Finance BV
EUR 375,000	8.20%, 01/31/2028, 3 mo. EURIBOR + 4.25%	401,969
$ 2,695,000	9.07%, 02/26/2031, 1 mo. USD Term SOFR + 3.75%	2,704,271
4,181,621	9.34%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	4,195,211
3,370,000	Groundworks LLC 8.82%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	3,375,325
	Inspired FinCo Holdings Ltd.
EUR 1,726,650	7.85%, 02/28/2031, 3 mo. EURIBOR + 4.00%	1,844,469
5,258,350	7.85%, 02/28/2031, 1 mo. EURIBOR + 4.00%	5,617,158
$ 4,733,137	OMNIA Partners LLC 9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	4,756,472
EUR 6,000,000	Ren10 Holding AB 0.00%, 07/05/2030, 3 mo. EURIBOR + 4.50%(6)	6,399,233
	Ryan LLC
$ 433,333	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(8)	436,224
4,116,667	9.82%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	4,144,125
	TMF Group Holding BV
EUR 1,420,000	0.00%, 05/03/2028, 3 mo. EURIBOR + 3.75%(6)	1,517,122
$ 2,832,900	9.31%, 05/03/2028, 3 mo. USD Term SOFR + 4.00%	2,837,631
	Trans Union LLC
3,630,811	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	3,632,626
1,879,874	7.32%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,881,284
EUR 6,185,000	Verisure Holding AB 6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	6,575,883
$ 3,035,000	Wand NewCo 3, Inc. 9.07%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%	3,051,025
5,762,885	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	5,776,255
6,925,307	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	3,103,437
		85,989,637
	Construction Materials - 2.0%
	Chamberlain Group, Inc.
3,461,812	8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	3,455,926
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Construction Materials - 2.0% - (continued)
$ 2,145,000	9.07%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%	$ 2,148,067
2,593,495	CP Atlas Buyer, Inc. 9.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	2,574,900
2,060,268	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	2,066,346
1,930,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	1,938,048
261,086	Oscar AcquisitionCo LLC 9.90%, 04/29/2029, 3 mo. USD Term SOFR + 4.50%	262,107
5,298,815	Standard Industries, Inc. 7.68%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	5,311,532
7,537,594	Tamko Building Products LLC 8.58%, 09/20/2030, 3 mo. USD Term SOFR + 3.25%	7,537,594
800,671	Wilsonart LLC 8.65%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	802,025
		26,096,545
	Distribution/Wholesale - 1.4%
6,745,384	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	6,759,954
1,725,675	Core & Main LP 7.57%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	1,729,989
EUR 1,960,000	DLG Acquisitions Ltd. 0.00%, 04/11/2031, 3 mo. EURIBOR + 4.00%(6)	2,089,099
	Windsor Holdings III LLC
4,000,000	7.83%, 08/01/2030, 1 mo. EURIBOR + 4.00%	4,268,119
$ 3,383,021	9.32%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	3,408,394
		18,255,555
	Diversified Financial Services - 2.6%
10,191,249	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	10,237,620
10,984,955	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	11,014,394
1,825,000	Clear Channel Outdoor Holdings, Inc. 15.00%, 08/12/2027, 1 mo. USD Term SOFR + 7.50%(9)	1,797,625
1,277,448	Deerfield Dakota Holding LLC 9.06%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	1,275,212
6,673,784	Hightower Holding LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	6,694,673
1,880,000	Setanta Aircraft Leasing DAC 7.56%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	1,884,230
		32,903,754
	Electric - 0.3%
	Kohler Energy Co. LLC
2,000,000	0.00%, 01/30/2031, 1 mo. USD Term SOFR + 4.75%(6)	2,003,340
EUR 2,000,000	0.00%, 01/30/2031, 1 mo. EURIBOR + 4.75%(6)	2,137,069
		4,140,409

The accompanying notes are an integral part of these financial statements.
47

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Electronics - 1.0%
$ 9,241,568	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	$ 9,267,537
1,077,354	Ingram Micro, Inc. 8.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	1,080,047
2,183,005	Roper Industrial Products Investment Co. LLC 9.30%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	2,199,378
		12,546,962
	Engineering & Construction - 0.1%
1,730,540	Service Logic Acquisition, Inc. 9.59%, 10/29/2027, 1 mo. USD Term SOFR + 4.00%	1,732,703
	Entertainment - 7.2%
2,689,381	888 Acquisitions Ltd. 10.58%, 07/01/2028, 3 mo. USD Term SOFR + 5.25%	2,662,487
	Banijay Entertainment SAS
EUR 1,445,000	7.66%, 03/01/2028, 3 mo. EURIBOR + 3.75%	1,543,616
$ 1,989,950	8.58%, 03/01/2028, 1 mo. USD Term SOFR + 3.75%	1,992,437
	Caesars Entertainment, Inc.
1,335,000	8.07%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	1,335,668
13,275,900	8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	13,289,176
10,289,781	Cinemark USA, Inc. 9.06%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	10,322,812
2,372,655	Crown Finance U.S., Inc. 6.93%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%(7)	2,410,214
1,810,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,811,358
EUR 1,225,000	Dorna Sports SL 0.00%, 03/30/2029, 3 mo. EURIBOR + 3.25%(6)	1,301,869
$ 11,249,736	Great Canadian Gaming Corp. 9.59%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	11,286,297
	Maverick Gaming LLC
2,762,320	12.80%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%(10)	2,158,745
780,700	13.06%, 06/03/2028, 3 mo. USD Term SOFR + 0.00%(10)	780,700
EUR 2,080,000	Motion Finco SARL 7.65%, 11/12/2029, 3 mo. EURIBOR + 3.75%	2,211,453
$ 9,813,563	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	9,860,569
2,044,648	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	2,045,282
15,181,733	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	15,205,417
11,720,502	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	11,744,881
		91,962,981
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Environmental Control - 0.7%
	Filtration Group Corp.
$ 4,783,722	8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 4,791,711
4,851,000	9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	4,866,184
		9,657,895
	Food - 1.0%
	CHG PPC Parent LLC
EUR 820,000	8.35%, 12/08/2028, 1 mo. EURIBOR + 4.50%	882,762
$ 632,370	8.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	632,370
EUR 7,720,000	Froneri International Ltd. 5.99%, 01/29/2027, 6 mo. EURIBOR + 2.13%	8,206,574
$ 2,570,499	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	2,577,028
		12,298,734
	Food Service - 0.5%
6,404,938	Aramark Services, Inc. 7.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	6,400,967
	Healthcare - Products - 1.8%
EUR 6,000,000	Auris Luxembourg III SARL 0.00%, 02/27/2029, 3 mo. EURIBOR + 4.50%(6)	6,383,225
2,513,388	Avantor Funding, Inc. 6.35%, 06/12/2028, 1 mo. EURIBOR + 2.50%	2,682,316
	Bausch & Lomb Corp.
$ 2,584,725	8.67%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	2,566,968
6,726,200	9.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	6,738,845
3,121,626	Insulet Corp. 8.32%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	3,129,430
1,178,033	Medline Borrower LP 8.07%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	1,180,637
		22,681,421
	Healthcare - Services - 1.1%
	ADMI Corp.
1,500,475	8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,444,477
1,414,122	9.18%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,363,369
	EyeCare Partners LLC
1,143,661	9.18%, 02/18/2027, 3 mo. USD Term SOFR + 3.75%	519,222
2,215,000	12.07%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	572,201
EUR 1,691,260	IQVIA, Inc. 5.90%, 06/11/2025, 3 mo. EURIBOR + 2.00%	1,812,440
$ 1,994,911	Parexel International Corp. 8.68%, 11/15/2028, 1 mo. USD Term SOFR + 3.25%	2,000,118
872,249	Pediatric Associates Holding Co. LLC 8.68%, 12/29/2028, 1 mo. USD Term SOFR + 3.25%	787,929
3,200,000	Star Parent, Inc. 9.31%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	3,198,016
EUR 2,045,000	Synlab Bondco PLC 0.00%, 12/23/2030, 3 mo. EURIBOR + 4.75%(6)	2,185,175
		13,882,947

The accompanying notes are an integral part of these financial statements.
48

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Home Builders - 0.7%
$ 9,025,535	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	$ 9,048,098
	Home Furnishings - 1.5%
	AI Aqua Merger Sub, Inc.
2,493,655	9.32%, 07/31/2028, 3 mo. USD Term SOFR + 4.00%	2,500,886
2,970,000	9.57%, 07/31/2028, 3 mo. USD Term SOFR + 4.25%	2,983,365
10,664,843	Mattress Firm, Inc. 9.81%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	10,684,893
2,881,665	Weber-Stephen Products LLC 8.68%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	2,649,922
		18,819,066
	Housewares - 0.5%
6,335,313	Solis IV BV 8.82%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	6,283,300
	Insurance - 8.2%
	Acrisure LLC
19,394,483	8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	19,354,530
1,102,603	9.68%, 02/15/2027, 1 mo. USD Term SOFR + 4.25%	1,103,981
715,000	AssuredPartners, Inc. 8.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	718,017
	Asurion LLC
5,762,952	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	5,590,063
3,474,697	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	3,384,042
9,057,700	10.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	8,225,569
9,640,000	10.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	8,654,599
	Howden Group Holdings Ltd.
EUR 1,825,000	7.88%, 02/15/2031, 1 mo. EURIBOR + 4.00%	1,951,303
$ 5,455,000	8.82%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	5,468,637
15,420,775	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	15,497,262
14,793,651	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	14,843,654
	Truist Insurance Holdings LLC
6,975,000	8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	6,988,113
1,920,000	10.09%, 03/08/2032, 1 mo. USD Term SOFR + 4.75%	1,935,610
12,167,627	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	12,191,233
		105,906,613
	Internet - 2.4%
10,349,049	Endure Digital, Inc. 8.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	9,986,832
978,154	Getty Images, Inc. 9.91%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	978,565
	MH Sub I LLC
14,457,604	9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	14,398,472
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Internet - 2.4% - (continued)
$ 3,695,000	11.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	$ 3,645,118
1,657,101	Shutterfly, Inc. 6.30%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(7)	1,315,738
		30,324,725
	Investment Company Security - 0.6%
EUR 3,630,000	Lernen Bidco Ltd. 8.15%, 04/25/2029, 3 mo. EURIBOR + 4.25%	3,869,987
$ 4,000,000	NEXUS Buyer LLC 9.82%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%	3,973,320
		7,843,307
	IT Services - 3.2%
13,306,825	Amentum Government Services Holdings LLC 9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	13,323,459
EUR 2,000,000	McAfee LLC 7.62%, 03/01/2029, 1 mo. EURIBOR + 3.75%	2,131,157
$ 10,114,475	NCR Atleos LLC 10.18%, 03/27/2029, 3 mo. USD Term SOFR + 4.75%	10,160,799
15,631,900	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	15,629,086
		41,244,501
	Leisure Time - 1.8%
	Carnival Corp.
2,533,299	8.07%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	2,545,966
572,478	8.07%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	574,270
4,849,666	MajorDrive Holdings IV LLC 9.57%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	4,867,852
6,400,000	Recess Holdings, Inc. 9.84%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	6,416,000
8,302,040	SRAM LLC 8.18%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	8,295,149
		22,699,237
	Machinery-Diversified - 1.0%
2,940,000	Titan Acquisition Ltd. 10.32%, 02/01/2029, 3 mo. USD Term SOFR + 5.00%	2,954,083
EUR 8,830,000	TK Elevator Midco GmbH 7.93%, 04/30/2030, 3 mo. EURIBOR + 4.00%	9,433,746
		12,387,829
	Media - 6.1%
6,350,082	Altice Financing SA 8.91%, 10/31/2027, 3 mo. EURIBOR + 5.00%	6,027,703
$ 1,158,483	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	1,148,346
8,774,428	Charter Communications Operating LLC 7.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,648,339
9,542,201	DirecTV Financing, LLC 10.69%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	9,538,575
7,549,152	EW Scripps Co. 7.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	7,444,596
3,950,000	Gray Television, Inc. 7.93%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	3,888,301
4,256,691	NEP Group, Inc. 8.57%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(7)	4,003,418
7,080,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	7,104,780

The accompanying notes are an integral part of these financial statements.
49

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Media - 6.1% - (continued)
$ 1,765,000	United Talent Agency, LLC 0.00%, 07/07/2028, 1 mo. USD Term SOFR+ 3.75%(6)	$ 1,765,000
EUR 2,400,000	UPC Broadband Holding BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	2,552,163
$ 7,850,000	UPC Financing Partnership 8.44%, 01/31/2029, 1 mo. USD Term SOFR + 3.00%	7,818,600
	Virgin Media Bristol LLC
2,100,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,059,575
3,275,000	8.66%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	3,214,052
EUR 2,355,000	Virgin Media Ireland Ltd. 7.38%, 07/15/2029, 1 mo. EURIBOR + 3.50%	2,488,125
9,985,000	Ziggo BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	10,426,894
		78,128,467
	Mining - 0.2%
$ 2,108,737	American Rock Salt Co. LLC 9.43%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	1,866,992
1,289,888	Arsenal AIC Parent LLC 9.07%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	1,297,949
		3,164,941
	Miscellaneous Manufacturing - 0.6%
	LTI Holdings, Inc.
3,227,427	8.93%, 09/06/2025, 1 mo. USD Term SOFR + 3.50%	3,189,602
2,440,000	12.18%, 09/06/2026, 1 mo. USD Term SOFR + 6.75%	2,267,468
	Touchdown Acquirer, Inc.
72,755	0.00%, 02/21/2031, 1 mo. USD Term SOFR + 4.00%(8)	73,005
EUR 1,260,000	7.93%, 02/21/2031, 3 mo. EURIBOR + 4.00%	1,340,302
$ 332,245	9.31%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	333,388
		7,203,765
	Oil & Gas Services - 0.0%
13,504,177	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(4)(7)	135,042
	Packaging & Containers - 1.7%
7,811,590	Berlin Packaging LLC 9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	7,812,606
8,344,058	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	8,375,348
1,500,000	LC Ahab U.S. Bidco LLC 8.81%, 04/11/2031, 1 mo. USD Term SOFR + 3.50%	1,496,250
3,250,000	Supplyone, Inc 9.57%, 03/27/2031, 1 mo. USD Term SOFR + 4.25%	3,258,125
1,364,477	TricorBraun Holdings, Inc. 8.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,347,789
		22,290,118
	Pharmaceuticals - 1.7%
1,300,344	Amneal Pharmaceuticals LLC 10.82%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,300,344
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Pharmaceuticals - 1.7% - (continued)
EUR 2,895,000	Cooper Consumer Health SASU 0.00%, 11/06/2028, 3 mo. EURIBOR + 4.75%(6)	$ 3,103,696
$ 1,246,859	Curium Bidco SARL 9.30%, 07/31/2029, 3 mo. USD Term SOFR + 4.00%	1,256,211
4,910,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	4,891,587
4,299,534	Gainwell Acquisition Corp. 9.41%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	4,093,973
2,793,000	IVC Acquisition Ltd. 10.81%, 12/12/2028, 3 mo. USD Term SOFR + 5.50%	2,795,095
647,790	Jazz Financing Lux SARL 8.43%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	651,437
EUR 2,378,154	Organon & Co. 6.88%, 06/02/2028, 1 mo. EURIBOR + 3.00%	2,536,902
$ 1,414,039	Pathway Vet Alliance LLC 9.18%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	1,181,231
		21,810,476
	Pipelines - 3.2%
	Brazos Delaware II LLC
7,128,297	8.82%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	7,135,212
7,128,298	9.07%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	7,135,212
5,835,609	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	5,855,684
8,566,359	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	8,587,775
9,648,555	Traverse Midstream Partners LLC 8.83%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	9,657,624
1,365,000	WhiteWater DBR HoldCo LLC 8.05%, 03/03/2031, 3 mo. USD Term SOFR + 2.75%	1,365,573
1,757,842	Whitewater Whistler Holdings LLC 8.06%, 02/15/2030, 3 mo. USD Term SOFR + 2.75%	1,760,479
		41,497,559
	Retail - 6.2%
10,589,429	1011778 BC Unlimited Liability Co. 7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	10,596,948
GBP 3,000,000	CD&R Firefly Bidco Ltd. 0.00%, 06/21/2028, 3 mo. EURIBOR + 0.00%(6)	3,744,902
$ 3,582,000	EG Group Ltd. 11.24%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	3,521,572
1,970,062	Fogo De Chao, Inc. 0.00%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%(6)	1,956,686
1,875,000	Foundation Building Materials Holding Co. LLC 9.33%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	1,887,300
4,987,451	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	4,984,758
1,890,348	IRB Holding Corp. 8.17%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	1,892,522

The accompanying notes are an integral part of these financial statements.
50

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Retail - 6.2% - (continued)
$ 3,260,000	Kodiak Building Partners, Inc. 9.06%, 03/12/2028, 3 mo. USD Term SOFR + 3.75%	$ 3,270,204
12,376,592	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	12,381,790
6,044,578	LSF9 Atlantis Holdings LLC 11.82%, 03/31/2029, 1 mo. USD Term SOFR + 6.50%	6,120,135
2,209,726	Medical Solutions Holdings, Inc. 8.67%, 11/01/2028, 1 mo. USD Term SOFR + 3.25%	1,948,514
11,064,969	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	10,295,400
2,040,000	Peer Holding III BV 8.56%, 10/28/2030, 3 mo. USD Term SOFR + 3.25%	2,046,793
4,877,751	Petco Health & Wellness Co., Inc. 8.82%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	4,203,792
1,243,606	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,224,330
3,266,667	Specialty Building Products Holdings LLC 9.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	3,265,883
1,261,978	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	1,270,875
4,940,175	Staples, Inc. 10.44%, 04/16/2026, 1 mo. USD Term SOFR + 5.00%	4,874,470
		79,486,874
	Semiconductors - 0.6%
EUR 3,855,215	MKS Instruments, Inc. 6.86%, 08/17/2029, 1 mo. EURIBOR + 3.00%	4,113,424
$ 3,622,125	Synaptics, Inc. 7.84%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	3,611,548
		7,724,972
	Software - 10.2%
	Ascend Learning LLC
1,389,340	8.92%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	1,383,547
1,680,000	11.18%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	1,645,006
8,900,315	AthenaHealth Group, Inc. 8.57%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	8,878,064
	Cast & Crew Payroll LLC
2,285,000	9.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	2,273,575
1,166,053	9.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,165,913
3,597,471	9.18%, 02/09/2026, 1 mo. USD Term SOFR + 3.75%	3,595,960
2,052,750	CCC Intelligent Solutions, Inc. 7.68%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	2,050,923
2,645,000	Cloud Software Group, Inc. 9.93%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	2,639,049
5,065,000	Cotiviti Corp. 8.56%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	5,069,204
	DCert Buyer, Inc.
7,814,804	9.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	7,790,500
3,495,000	12.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	3,134,596
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Software - 10.2% - (continued)
$ 3,731,419	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	$ 3,737,128
6,030,394	E2open LLC 8.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	6,047,340
6,017,930	EP Purchaser LLC 9.07%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	5,981,822
4,554,000	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	4,576,770
1,047,375	Genesys Cloud Services Holdings II LLC 9.18%, 12/01/2027, 1 mo. USD Term SOFR + 3.75%	1,052,612
997,494	Genuine Financial Holdings LLC 0.00%, 09/27/2030, 1 mo. USD Term SOFR + 4.00%(6)	992,297
1,950,000	Imagine Learning LLC 0.00%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%(6)	1,941,225
15,214,256	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	15,216,386
1,364,557	Mitchell International, Inc. 9.18%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,365,471
12,389,556	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	12,417,308
6,688,436	Polaris Newco LLC 9.59%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	6,643,021
	Rocket Software, Inc.
EUR 2,240,000	8.60%, 11/28/2028, 3 mo. EURIBOR + 4.75%	2,369,182
$ 7,777,234	10.07%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	7,726,215
12,066,665	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	12,064,131
8,976,700	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	9,021,584
		130,778,829
	Telecommunications - 2.5%
EUR 3,306,671	Altice France SA 9.41%, 08/15/2028, 3 mo. EURIBOR + 5.50%	2,634,380
$ 2,500,000	Crown Subsea Communications Holding, Inc. 10.08%, 01/30/2031, 3 mo. USD Term SOFR + 4.75%	2,515,625
8,150,199	Frontier Communications Corp. 9.18%, 10/08/2027, 1 mo. USD Term SOFR + 3.75%	8,118,169
EUR 9,765,000	Lorca Holdco Ltd. 7.60%, 09/17/2027, 6 mo. EURIBOR + 3.70%	10,412,980
1,875,000	Matterhorn Telecom SA 6.31%, 09/15/2026, 3 mo. EURIBOR + 2.38%	1,999,060
2,000,000	Odido Holding BV 7.70%, 03/30/2029, 3 mo. EURIBOR + 3.80%	2,136,301
	Xplornet Communications, Inc.
$ 4,583,500	9.57%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	763,932
2,230,000	12.56%, 10/01/2029, 3 mo. USD Term SOFR + 7.00%	162,790
3,950,277	Zacapa SARL 9.31%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	3,943,680
		32,686,917

The accompanying notes are an integral part of these financial statements.
51

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 87.2%(5) - (continued)
	Transportation - 0.1%
$ 824,135	PODS LLC 8.59%, 03/31/2028, 3 mo. USD Term SOFR + 3.00%		$ 791,170
	Total Senior Floating Rate Interests (cost $1,144,034,402)		$ 1,119,087,322
COMMON STOCKS - 0.6%
	Energy - 0.3%
916,775	Ascent Resources Marcellus Holdings LLC Class A*		$ 1,191,807
71,083	Foresight Energy LLC*		1,084,015
15,718	Kelly Topco Shares(11)		1,111,263
544,947	PES Energy Liquidating Trust*(10)		—
112,212	Texgen Power LLC*(10)(12)		103,235
			3,490,320
	Insurance - 0.0%
175,508	Tenerity, Inc.*		1,755
	Materials - 0.1%
37,645	Utex Industries*		1,756,779
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*		2,295,395
1	Rodan & Fields LLC Class A*(10)		—
0 (13)	Rodan & Fields LLC Class A1*(10)		191
1	Rodan & Fields LLC Class D*(10)		49,815
			2,345,401
	Utilities - 0.0%
112,212	Mountain Creek Power LLC*(10)		399,475
	Total Common Stocks (cost $19,423,537)		$ 7,993,730
EXCHANGE-TRADED FUNDS - 3.8%
	Other Investment Pools & Funds - 3.8%
592,400	Invesco Senior Loan ETF		$ 12,470,020
877,200	SPDR Blackstone Senior Loan ETF		36,824,856
	Total Exchange-Traded Funds (cost $51,382,590)		$ 49,294,876
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(10)		$ 12,300
	Total Warrants (cost $35,400)		$ 12,300
	Total Long-Term Investments (cost $1,313,986,221)		$ 1,265,510,964
	Total Investments (cost $1,313,986,221)	98.6%	$ 1,265,510,964
	Other Assets and Liabilities	1.4%	17,827,377
	Total Net Assets	100.0%	$ 1,283,338,341
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $76,292,988, representing 5.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $6,840,863, representing 0.5% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2024, the aggregate value of the unfunded commitment was $509,229, which represents to 0.0% of total net assets.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Investment valued using significant unobservable inputs.
(11)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,111,263 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	15,718	$ 1,251,310	$ 1,111,263

The accompanying notes are an integral part of these financial statements.
52

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Security has less than 1 share.
Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	7	06/06/2024	$ 815,010	$ 12,245
U.S. Treasury 5-Year Note Future	19	06/28/2024	1,990,102	30,171
Total futures contracts				$ 42,416

OTC Total Return Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	21,170,000	(5.31%)	06/20/2024	Quarterly	$ —	$ —	$ 846,478	$ 846,478
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	24,715,000	(5.31%)	06/20/2024	Quarterly	—	—	946,646	946,646
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	44,775,000	(5.31%)	09/20/2024	Quarterly	—	—	168,889	168,889
Total OTC total return swap contracts							$ —	$ —	$ 1,962,013	$ 1,962,013

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S42	USD	9,175,000	(5.00%)	06/20/2029	Quarterly	$ —	$ (631,718)	$ (596,598)	$ 35,120
Total centrally cleared credit default swap contracts						$ —	$ (631,718)	$ (596,598)	$ 35,120

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
19,000	CAD	13,872	USD	BNP	05/31/2024	$ (63)
19,294,351	EUR	20,638,969	USD	BNP	05/31/2024	(22,617)
167,603,969	USD	156,684,655	EUR	BNP	05/31/2024	183,666
2,359,816	USD	2,209,000	EUR	JPM	05/31/2024	(540)
15,556,043	USD	12,514,321	GBP	BCLY	05/31/2024	(83,769)
Total foreign currency contracts						$ 76,677
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
53

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 22,133,398	$ —	$ 22,133,398	$ —
Convertible Bonds	1,967,171	—	1,967,171	—
Corporate Bonds	65,022,167	—	65,022,167	—
Senior Floating Rate Interests	1,119,087,322	—	1,116,147,877	2,939,445
Common Stocks
Energy	3,490,320	—	3,387,085	103,235
Insurance	1,755	—	1,755	—
Materials	1,756,779	—	1,756,779	—
Media & Entertainment	2,345,401	—	2,295,395	50,006
Utilities	399,475	—	—	399,475
Exchange-Traded Funds	49,294,876	49,294,876	—	—
Warrants	12,300	—	—	12,300
Foreign Currency Contracts(2)	183,666	—	183,666	—
Futures Contracts(2)	42,416	42,416	—	—
Swaps - Credit Default(2)	35,120	—	35,120	—
Swaps- Total Return(2)	1,962,013	—	1,962,013	—
Total	$ 1,267,734,179	$ 49,337,292	$ 1,214,892,426	$ 3,504,461
Liabilities
Foreign Currency Contracts(2)	$ (106,989)	$ —	$ (106,989)	$ —
Total	$ (106,989)	$ —	$ (106,989)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
54

The Hartford High Yield Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 843,073
	Commercial Services - 0.2%
763,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	758,422
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,060,312
	Entertainment - 0.2%
1,225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(2)	1,013,688
	Healthcare - Products - 0.5%
900,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	924,750
983,000	Insulet Corp. 0.38%, 09/01/2026	1,009,886
		1,934,636
	Internet - 0.2%
785,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	879,985
	IT Services - 0.2%
850,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	1,016,600
	Machinery-Diversified - 0.1%
498,000	Middleby Corp. 1.00%, 09/01/2025	583,432
	Oil & Gas - 0.2%
550,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	678,315
	Real Estate Investment Trusts - 0.5%
	Rexford Industrial Realty LP
525,000	4.13%, 03/15/2029(1)	506,089
525,000	4.38%, 03/15/2027(1)	510,335
950,000	Welltower OP LLC 2.75%, 05/15/2028(1)	1,065,045
		2,081,469
	Semiconductors - 0.4%
1,550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,495,750
	Total Convertible Bonds (cost $12,401,158)	$ 12,345,682
CORPORATE BONDS - 90.5%
	Advertising - 1.5%
	Clear Channel Outdoor Holdings, Inc.
750,000	7.50%, 06/01/2029(1)	$ 604,591
475,000	7.88%, 04/01/2030(1)	465,811
3,140,000	9.00%, 09/15/2028(1)	3,229,660
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	2,146,304
		6,446,366
	Aerospace/Defense - 1.8%
505,000	Boeing Co. 6.26%, 05/01/2027(1)	506,485
2,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	2,932,640
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,089,374
1,110,000	6.63%, 03/01/2032(1)	1,107,625
755,000	6.75%, 08/15/2028(1)	760,760
		7,396,884
	Agriculture - 0.3%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	1,467,116
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	771,960
988,000	4.25%, 03/15/2029(1)	887,367
		1,659,327
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Auto Manufacturers - 0.6%
	Ford Motor Credit Co. LLC
$ 813,000	4.06%, 11/01/2024	$ 804,965
490,000	4.13%, 08/04/2025	477,895
1,225,000	5.13%, 06/16/2025	1,211,993
		2,494,853
	Auto Parts & Equipment - 0.3%
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	1,442,955
	Chemicals - 1.5%
1,917,000	Avient Corp. 7.13%, 08/01/2030(1)	1,939,913
1,370,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	1,439,946
2,725,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	2,891,214
		6,271,073
	Commercial Banks - 0.5%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	797,821
800,000	12.00%, 10/01/2028(1)	858,464
500,000	12.25%, 10/01/2030(1)	542,479
		2,198,764
	Commercial Services - 5.1%
2,465,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,468,862
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	597,551
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,084,809
	Block, Inc.
$ 1,075,000	2.75%, 06/01/2026	1,007,253
1,075,000	3.50%, 06/01/2031	908,107
1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	1,992,060
2,175,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,115,543
2,250,000	Service Corp. International 3.38%, 08/15/2030	1,907,481
1,950,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	1,960,039
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	204,981
1,135,000	3.88%, 02/15/2031	995,567
3,310,000	4.88%, 01/15/2028	3,176,538
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,005,784
$ 1,816,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	1,676,280
		21,100,855
	Construction Materials - 1.5%
	Builders FirstSource, Inc.
510,000	4.25%, 02/01/2032(1)	444,263
2,350,000	5.00%, 03/01/2030(1)	2,200,780
950,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	855,890
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	1,949,044
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	894,743
		6,344,720
	Distribution/Wholesale - 0.9%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,689,794
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,007,502
		3,697,296
	Diversified Financial Services - 3.9%
	Credit Acceptance Corp.
1,020,000	6.63%, 03/15/2026	1,016,873

The accompanying notes are an integral part of these financial statements.
55

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Diversified Financial Services - 3.9% - (continued)
$ 950,000	9.25%, 12/15/2028(1)	$ 1,007,251
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	1,998,000
170,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	171,233
	Nationstar Mortgage Holdings, Inc.
2,015,000	5.13%, 12/15/2030(1)	1,809,875
290,000	5.50%, 08/15/2028(1)	273,351
610,000	7.13%, 02/01/2032(1)	601,310
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,040,077
1,650,000	6.88%, 03/15/2025	1,661,378
875,000	7.88%, 03/15/2030	892,844
264,000	9.00%, 01/15/2029	276,993
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	834,194
1,020,000	5.38%, 10/15/2025(1)	1,007,470
195,000	5.75%, 09/15/2031(1)	177,007
445,000	7.88%, 12/15/2029(1)	454,265
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,145,984
		16,368,105
	Electric - 0.7%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(1)	2,202,981
390,000	3.75%, 01/15/2032(1)	322,944
515,000	4.75%, 03/15/2028(1)	485,581
		3,011,506
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,786,217
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	286,416
		2,072,633
	Electronics - 0.6%
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,424,965
	Entertainment - 3.1%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,271,617
665,000	6.50%, 02/15/2032(1)	655,520
2,430,000	8.13%, 07/01/2027(1)	2,462,302
1,565,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	1,453,540
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	326,011
1,090,000	7.88%, 07/31/2028(1)	1,227,162
$ 2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,259,211
3,355,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	3,400,869
		13,056,232
	Environmental Control - 0.0%
165,000	Covanta Holding Corp. 4.88%, 12/01/2029(1)	144,596
	Food - 2.2%
	B&G Foods, Inc.
1,190,000	5.25%, 09/15/2027	1,099,464
935,000	8.00%, 09/15/2028(1)	968,917
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	984,690
775,000	Iceland Bondco PLC 10.88%, 12/15/2027(1)	990,577
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Food - 2.2% - (continued)
$ 2,700,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	$ 2,615,168
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,648,658
		9,307,474
	Gas - 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.
728,000	5.88%, 08/20/2026	715,822
595,000	9.38%, 06/01/2028(1)	619,672
		1,335,494
	Healthcare - Products - 2.5%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,511,363
1,870,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(4)	1,928,438
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,599,571
1,532,000	5.25%, 10/01/2029(1)	1,426,153
		10,465,525
	Healthcare - Services - 2.1%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	1,931,796
477,000	8.00%, 03/15/2026(1)	474,845
1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,654,815
1,455,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,451,273
3,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	3,055,223
		8,567,952
	Home Builders - 3.1%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	925,247
941,000	4.63%, 04/01/2030(1)	840,902
1,641,000	6.63%, 01/15/2028(1)	1,635,709
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,173,893
	KB Home
470,000	4.00%, 06/15/2031	408,257
660,000	4.80%, 11/15/2029	612,443
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,596,605
790,000	4.95%, 02/01/2028	748,284
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,797,343
	Taylor Morrison Communities, Inc.
325,000	5.13%, 08/01/2030(1)	302,583
1,790,000	5.75%, 01/15/2028(1)	1,746,328
		12,787,594
	Insurance - 2.2%
	AssuredPartners, Inc.
2,700,000	5.63%, 01/15/2029(1)	2,461,867
1,330,000	7.50%, 02/15/2032(1)	1,291,258
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,130,783
1,580,000	7.38%, 01/31/2032(1)	1,565,446
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,556,270
		9,005,624
	Internet - 4.4%
EUR 1,930,000	Cerved Group SpA 9.19%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(5)	1,978,648
	Gen Digital, Inc.
$ 1,450,000	6.75%, 09/30/2027(1)	1,454,747
1,450,000	7.13%, 09/30/2030(1)	1,466,124

The accompanying notes are an integral part of these financial statements.
56

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Internet - 4.4% - (continued)
$ 3,045,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	$ 2,700,326
	Newfold Digital Holdings Group, Inc.
2,975,000	6.00%, 02/15/2029(1)	2,230,879
1,445,000	11.75%, 10/15/2028(1)	1,552,592
	Uber Technologies, Inc.
3,765,000	4.50%, 08/15/2029(1)	3,508,409
1,145,000	8.00%, 11/01/2026(1)	1,153,692
	United Group BV
EUR 965,000	6.75%, 02/15/2031(1)	1,054,060
950,000	8.13%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(5)	1,013,841
		18,113,318
	Iron/Steel - 0.6%
	ATI, Inc.
$ 1,075,000	4.88%, 10/01/2029	1,001,015
1,025,000	5.88%, 12/01/2027	1,004,163
390,000	7.25%, 08/15/2030	398,993
		2,404,171
	IT Services - 1.6%
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,353,839
	Presidio Holdings, Inc.
2,315,000	4.88%, 02/01/2027(1)	2,314,403
1,015,000	8.25%, 02/01/2028(1)	1,026,349
		6,694,591
	Leisure Time - 3.4%
	Carnival Corp.
3,140,000	6.00%, 05/01/2029(1)	3,042,675
655,000	10.50%, 06/01/2030(1)	712,271
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(1)	1,387,041
300,000	8.13%, 01/15/2029(1)	312,403
1,590,000	8.38%, 02/01/2028(1)	1,658,410
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	729,880
2,625,000	5.50%, 08/31/2026(1)	2,580,310
390,000	7.25%, 01/15/2030(1)	401,211
1,425,000	8.25%, 01/15/2029(1)	1,502,328
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(1)	581,734
1,345,000	9.13%, 07/15/2031(1)	1,442,700
		14,350,963
	Lodging - 1.1%
1,725,000	Boyd Gaming Corp. 4.75%, 06/15/2031(1)	1,527,498
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,042,953
960,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	929,024
		4,499,475
	Media - 6.9%
1,200,000	Altice Financing SA 5.75%, 08/15/2029(1)	892,784
1,050,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,049,790
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,295,000	4.25%, 02/01/2031(1)	1,803,259
2,250,000	4.25%, 01/15/2034(1)	1,631,434
1,875,000	4.50%, 08/15/2030(1)	1,523,508
925,000	4.50%, 05/01/2032	713,389
1,750,000	4.75%, 02/01/2032(1)	1,375,333
1,400,000	7.38%, 03/01/2031(1)	1,330,045
	CSC Holdings LLC
5,475,000	5.75%, 01/15/2030(1)	2,404,242
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Media - 6.9% - (continued)
$ 3,300,000	11.75%, 01/31/2029(1)	$ 2,930,765
775,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	523,463
3,485,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(4)	2,740,544
	Sirius XM Radio, Inc.
1,550,000	3.13%, 09/01/2026(1)	1,444,222
675,000	4.13%, 07/01/2030(1)	573,102
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	1,977,293
	Virgin Media Secured Finance PLC
GBP 1,800,000	4.25%, 01/15/2030(3)	1,893,629
$ 2,255,000	4.50%, 08/15/2030(1)	1,903,619
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,178,231
935,000	Ziggo BV 4.88%, 01/15/2030(1)	819,032
		28,707,684
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,088,375
1,361,000	6.38%, 06/15/2030(1)	1,350,468
		2,438,843
	Mining - 1.9%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,396,235
755,000	5.63%, 06/15/2028(1)	729,852
348,000	5.88%, 02/15/2026(1)	344,416
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	330,162
2,880,000	5.88%, 04/15/2030(1)	2,768,311
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	589,001
650,000	3.88%, 08/15/2031(1)	550,437
1,310,000	4.75%, 01/30/2030(1)	1,198,591
		7,907,005
	Oil & Gas - 6.8%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,059,430
	Matador Resources Co.
190,000	6.50%, 04/15/2032(1)	188,377
1,760,000	6.88%, 04/15/2028(1)	1,773,528
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,403,935
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,725,681
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,315,837
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,454,432
395,000	6.13%, 01/01/2031	400,862
1,935,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	1,986,577
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	630,752
1,485,000	4.88%, 05/15/2025	1,471,896
1,975,000	SM Energy Co. 6.50%, 07/15/2028	1,958,943
	Sunoco LP
825,000	7.00%, 05/01/2029(1)	839,497
1,270,000	7.25%, 05/01/2032(1)	1,294,638
	Transocean, Inc.
1,110,000	8.50%, 05/15/2031(1)	1,108,116
2,970,000	8.75%, 02/15/2030(1)	3,097,951
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	326,995
195,000	7.88%, 04/15/2032(1)	197,845
2,625,000	9.75%, 10/15/2030	2,860,171
		28,095,463

The accompanying notes are an integral part of these financial statements.
57

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Oil & Gas Services - 2.3%
$ 3,550,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	$ 3,635,275
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	2,076,817
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	4,055,161
		9,767,253
	Packaging & Containers - 3.1%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,275,587
3,045,000	5.25%, 08/15/2027(1)	1,552,950
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	673,159
1,775,000	8.75%, 04/15/2030(1)	1,716,128
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	763,524
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(1)	927,062
1,075,000	9.25%, 04/15/2027(1)	1,053,406
1,625,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	1,624,789
EUR 1,075,000	Titan Holdings II BV 5.13%, 07/15/2029(1)	1,015,276
	Trivium Packaging Finance BV
$ 575,000	5.50%, 08/15/2026(1)	564,348
1,550,000	8.50%, 08/15/2027(1)	1,534,734
		12,700,963
	Pharmaceuticals - 0.8%
1,300,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	1,007,629
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,345,082
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,016,987
		3,369,698
	Pipelines - 4.0%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,849,745
1,150,000	6.63%, 02/01/2032(1)	1,146,609
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,430,862
640,000	4.13%, 03/01/2025(1)	626,749
900,000	4.13%, 12/01/2027	837,690
730,000	4.50%, 03/01/2028(1)	680,058
727,000	5.60%, 10/15/2044	561,146
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,791,297
750,000	4.38%, 06/15/2031(1)	666,270
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	602,872
768,000	5.63%, 01/15/2028(1)	755,249
550,000	6.50%, 09/01/2030(1)	556,510
	EQM Midstream Partners LP
1,545,000	4.50%, 01/15/2029(1)	1,429,265
1,180,000	4.75%, 01/15/2031(1)	1,078,434
435,000	6.00%, 07/01/2025(1)	434,245
845,000	6.50%, 07/01/2027(1)	846,118
950,000	6.50%, 07/15/2048	937,574
115,000	7.50%, 06/01/2027(1)	117,155
115,000	7.50%, 06/01/2030(1)	120,593
		16,468,441
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Real Estate - 0.5%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	$ 2,027,078
	Real Estate Investment Trusts - 1.3%
	Iron Mountain, Inc.
$ 1,050,000	5.25%, 07/15/2030(1)	974,634
1,925,000	7.00%, 02/15/2029(1)	1,935,988
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(1)	436,285
1,910,000	7.25%, 07/15/2028(1)	1,939,903
		5,286,810
	Retail - 5.8%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,836,437
800,000	3.88%, 01/15/2028(1)	738,492
215,000	4.00%, 10/15/2030(1)	185,666
1,210,000	4.38%, 01/15/2028(1)	1,126,557
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,637,161
307,000	4.75%, 03/01/2030	278,262
760,000	5.00%, 02/15/2032(1)	678,408
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,184,346
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,458,767
3,535,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	2,993,214
	PetSmart, Inc./PetSmart Finance Corp.
2,235,000	4.75%, 02/15/2028(1)	2,064,603
625,000	7.75%, 02/15/2029(1)	594,853
2,273,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	2,248,699
	SRS Distribution, Inc.
1,180,000	4.63%, 07/01/2028(1)	1,176,314
375,000	6.00%, 12/01/2029(1)	380,093
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	483,895
816,000	4.63%, 01/31/2032	735,419
1,274,000	5.38%, 04/01/2032	1,202,907
		24,004,093
	Semiconductors - 0.6%
2,585,000	Entegris, Inc. 4.75%, 04/15/2029(1)(4)	2,437,768
	Software - 4.8%
3,440,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,097,025
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,426,737
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(1)	1,062,245
340,000	3.88%, 02/15/2031(1)	298,428
515,000	4.00%, 11/15/2029(1)	465,425
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,105,995
825,000	3.88%, 12/01/2029(1)	722,129
270,000	6.90%, 12/01/2027(1)	275,721
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	904,591
650,000	4.13%, 12/01/2031(1)	557,173
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(1)	1,938,310
1,025,000	4.00%, 02/15/2028(1)	949,456
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,248,677
3,855,000	UKG, Inc. 6.88%, 02/01/2031(1)	3,869,720
		19,921,632
	Telecommunications - 4.4%
	Altice France Holding SA
EUR 600,000	8.00%, 05/15/2027(3)	188,895

The accompanying notes are an integral part of these financial statements.
58

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Telecommunications - 4.4% - (continued)
$ 1,125,000	10.50%, 05/15/2027(1)	$ 399,468
	Altice France SA
720,000	5.13%, 07/15/2029(1)	470,034
640,000	5.50%, 01/15/2028(1)	434,592
800,000	5.50%, 10/15/2029(1)	523,428
1,665,000	8.13%, 02/01/2027(1)	1,253,516
EUR 505,000	Eutelsat SA 9.75%, 04/13/2029(1)	547,053
	Frontier Communications Holdings LLC
$ 2,255,000	5.00%, 05/01/2028(1)	2,072,488
1,085,000	5.88%, 10/15/2027(1)	1,039,293
835,161	5.88%, 11/01/2029	694,718
1,805,000	6.75%, 05/01/2029(1)	1,587,366
EUR 475,000	ILIAD HOLDING SAS 6.88%, 04/15/2031	506,920
	Iliad Holding SASU
$ 755,000	6.50%, 10/15/2026(1)	751,264
490,000	7.00%, 10/15/2028(1)	478,983
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	526,083
1,430,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(1)	1,486,418
	Telecom Italia Capital SA
$ 1,075,000	6.38%, 11/15/2033	949,468
970,000	7.20%, 07/18/2036	877,638
525,000	7.72%, 06/04/2038	488,082
EUR 1,810,000	TMNL Holding BV 3.75%, 01/15/2029(1)	1,806,077
1,200,000	Wp/ap Telecom Holdings III BV 5.50%, 01/15/2030(3)	1,159,607
		18,241,391
	Total Corporate Bonds (cost $390,984,589)	$ 376,504,549
SENIOR FLOATING RATE INTERESTS - 2.0%(6)
	Construction Materials - 0.4%
$ 1,825,000	CP Atlas Buyer, Inc. 9.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$ 1,811,915
	Healthcare - Products - 0.1%
548,604	Bausch & Lomb Corp. 8.67%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	544,835
	Insurance - 0.4%
1,420,605	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	1,427,651
	Packaging & Containers - 0.4%
1,449,187	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,454,622
	Software - 0.7%
1,048,133	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	1,049,736
1,978,937	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	1,979,215
		3,028,951
	Total Senior Floating Rate Interests (cost $8,230,875)	$ 8,267,974
	Total Long-Term Investments (cost $411,616,622)	$ 397,118,205
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 2,873,260	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $2,873,684; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $2,930,755		$ 2,873,260
	Total Short-Term Investments (cost $2,873,260)		$ 2,873,260
	Total Investments (cost $414,489,882)	96.2%	$ 399,991,465
	Other Assets and Liabilities	3.8%	15,947,466
	Total Net Assets	100.0%	$ 415,938,931
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $323,392,774, representing 77.8% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $6,354,018, representing 1.5% of net assets.
(4)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.
59

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	18	06/06/2024	$ (2,236,575)	$ 26,339
Total futures contracts				$ 26,339

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,720,161	USD	14,696,000	EUR	BNP	05/31/2024	$ 17,227
7,131,431	USD	5,737,000	GBP	BCLY	05/31/2024	(38,403)
Total foreign currency contracts						$ (21,176)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 12,345,682	$ —	$ 12,345,682	$ —
Corporate Bonds	376,504,549	—	376,504,549	—
Senior Floating Rate Interests	8,267,974	—	8,267,974	—
Short-Term Investments	2,873,260	—	2,873,260	—
Foreign Currency Contracts(2)	17,227	—	17,227	—
Futures Contracts(2)	26,339	26,339	—	—
Total	$ 400,035,031	$ 26,339	$ 400,008,692	$ —
Liabilities
Foreign Currency Contracts(2)	$ (38,403)	$ —	$ (38,403)	$ —
Total	$ (38,403)	$ —	$ (38,403)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
60

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
	Asset-Backed - Home Equity - 0.1%
$ 536,263	GSAA Home Equity Trust 5.98%, 06/25/2036(1)	$ 132,351
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	242,586
		374,937
	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
5,312,898	1.39%, 03/15/2062(1)(3)	260,651
2,361,691	1.62%, 01/15/2054(1)(3)	177,327
700,000	BXSC Commercial Mortgage Trust 7.71%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(4)(5)	691,250
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(4)	200,354
225,000	4.08%, 01/10/2039(1)(4)	194,691
1,719,231	DBJPM Mortgage Trust 1.82%, 09/15/2053(1)(3)	90,131
5,742,067	Wells Fargo NA 1.03%, 05/15/2062(1)(3)	202,496
		1,816,900
	Other Asset-Backed Securities - 0.7%
101,088	AASET Trust 3.35%, 01/16/2040(4)	93,001
247,309	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(4)	212,010
597,311	HSI Asset Securitization Corp. Trust 5.97%, 02/25/2036, 1 mo. USD Term SOFR + 0.65%(5)	582,247
1,441,965	Tricon Residential Trust 3.86%, 04/17/2039(4)	1,366,332
		2,253,590
	Whole Loan Collateral CMO - 3.1%
50,580	Adjustable Rate Mortgage Trust 5.97%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(5)	49,967
	Angel Oak Mortgage Trust
462,691	1.82%, 11/25/2066(1)(4)	391,514
1,117,393	2.88%, 12/25/2066(2)(4)	978,779
358,075	Banc of America Funding Trust 6.55%, 10/25/2036(2)	294,607
61,451	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(5)	56,708
188,265	Chase Mortgage Finance Trust 4.90%, 12/25/2035(1)	172,065
1,067,332	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(4)	910,676
1,194,277	CSMC Trust 2.27%, 11/25/2066(1)(4)	1,017,471
148,346	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.73%, 12/25/2036, 1 mo. USD Term SOFR + 0.41%(5)	132,582
542,486	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(4)	452,676
113,623	GreenPoint Mortgage Funding Trust 6.49%, 10/25/2045, 1 yr. USD MTA + 1.40%(5)	84,717
241,849	GSR Mortgage Loan Trust 4.77%, 10/25/2035(1)	128,384
245,920	HarborView Mortgage Loan Trust 5.81%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(5)	211,765
1,349,326	IndyMac INDX Mortgage Loan Trust 6.01%, 01/25/2036, 1 mo. USD Term SOFR + 0.69%(5)	888,936
263,552	JP Morgan Mortgage Trust 4.37%, 01/25/2037(1)	196,816
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4% - (continued)
	Whole Loan Collateral CMO - 3.1% - (continued)
	MASTR Adjustable Rate Mortgages Trust
$ 2,573	5.37%, 11/21/2034(1)	$ 2,391
687,341	5.91%, 05/25/2037, 1 mo. USD Term SOFR + 0.59%(5)	278,874
1,076,775	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(4)	904,188
962,198	OBX Trust 2.31%, 11/25/2061(1)(4)	817,865
115,665	PRPM LLC 5.36%, 11/25/2025(2)(4)	114,373
	RFMSI Trust
70,824	5.10%, 02/25/2036(1)	61,453
153,810	6.00%, 07/25/2037	113,858
228,856	Structured Adjustable Rate Mortgage Loan Trust 5.71%, 06/25/2035(1)	167,828
	Verus Securitization Trust
895,478	0.94%, 07/25/2066(1)(4)	748,227
735,420	2.72%, 01/25/2067(2)(4)	651,179
320,201	VOLT XCIV LLC 5.24%, 02/27/2051(2)(4)	313,876
185,939	WaMu Mortgage Pass-Through Certificates Trust 6.27%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(5)	168,943
371,121	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.92%, 11/25/2046, 1 yr. USD MTA + 0.83%(5)	294,856
		10,605,574
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,546,195)	$ 15,051,001
CONVERTIBLE BONDS - 2.7%
	Biotechnology - 0.1%
190,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	$ 174,382
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030(4)	276,221
		450,603
	Electric - 2.1%
980,000	Alliant Energy Corp. 3.88%, 03/15/2026	958,440
970,000	CenterPoint Energy, Inc. 4.25%, 08/15/2026(4)	959,815
520,000	CMS Energy Corp. 3.38%, 05/01/2028(4)	511,103
995,000	Duke Energy Corp. 4.13%, 04/15/2026	984,299
510,000	Evergy, Inc. 4.50%, 12/15/2027(4)	511,911
935,000	FirstEnergy Corp. 4.00%, 05/01/2026(4)	922,845
625,000	PG&E Corp. 4.25%, 12/01/2027(4)	625,938
885,000	PPL Capital Funding, Inc. 2.88%, 03/15/2028	838,537
990,000	Southern Co. 3.88%, 12/15/2025	989,010
		7,301,898
	Energy-Alternate Sources - 0.1%
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	322,376
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(4)(6)	375,126
	Water - 0.3%
965,000	American Water Capital Corp. 3.63%, 06/15/2026(4)	938,945
	Total Convertible Bonds (cost $9,495,111)	$ 9,388,948

The accompanying notes are an integral part of these financial statements.
61

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.3%
	Pipelines - 0.2%
$ 535,000	Greensaif Pipelines Bidco SARL 6.51%, 02/23/2042(4)	$ 536,764
	Software - 0.1%
370,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(4)	342,234
	Total Corporate Bonds (cost $896,048)	$ 878,998
FOREIGN GOVERNMENT OBLIGATIONS - 12.2%
	Brazil - 1.4%
	Brazil Notas do Tesouro Nacional
BRL 4,679,576	6.00%, 08/15/2050(7)	$ 882,923
9,572,248	6.00%, 05/15/2055(7)	1,808,283
12,186,000	10.00%, 01/01/2029	2,230,879
		4,922,085
	Canada - 1.0%
CAD 5,259,041	Province of Ontario 2.00%, 12/01/2036(7)	3,420,793
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	116,218
	Colombia - 0.3%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	369,498
890,000	4.13%, 02/22/2042	566,001
		935,499
	Ghana - 0.1%
310,000	Ghana Government International Bonds 10.75%, 10/14/2030(8)	201,500
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(8)	1,224,653
	Mexico - 2.8%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,115,703
	Mexico Udibonos
MXN 153,129,894	2.75%, 11/27/2031(7)	7,476,398
19,191,239	4.00%, 11/03/2050(7)	927,206
		9,519,307
	New Zealand - 2.5%
	New Zealand Government Bonds Inflation-Linked
NZD 7,593,974	2.50%, 09/20/2035(7)(8)	4,291,437
7,951,500	2.50%, 09/20/2040(7)(8)	4,342,918
		8,634,355
	North Macedonia - 0.8%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(8)	1,089,194
440,000	2.75%, 01/18/2025(8)	460,241
1,085,000	3.68%, 06/03/2026(4)	1,124,395
		2,673,830
	Serbia - 0.1%
655,000	Serbia International Bonds 1.65%, 03/03/2033(4)	515,203
	South Korea - 0.7%
KRW 3,450,689,373	Korea Treasury Bonds Inflation-Linked 1.13%, 06/10/2030(7)	2,556,351
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 12.2% - (continued)
	Sweden - 2.1%
SEK 85,967,137	Sweden Bonds Inflation-Linked 0.13%, 06/01/2032(7)(8)	$ 7,181,177
	Total Foreign Government Obligations (cost $48,109,049)	$ 41,900,971
SENIOR FLOATING RATE INTERESTS - 2.7%(9)
	Advertising - 0.1%
$ 220,816	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 221,755
	Aerospace/Defense - 0.1%
108,350	Spirit Aerosystems, Inc. 9.58%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	108,825
257,882	TransDigm, Inc. 8.57%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	259,122
		367,947
	Airlines - 0.1%
117,000	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	119,986
105,172	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	108,338
		228,324
	Apparel - 0.0%
99,000	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	98,958
	Commercial Services - 0.6%
99,250	Belron Finance U.S. LLC 7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	99,281
EUR 250,000	Boels Topholding BV 7.14%, 02/06/2027, 3 mo. EURIBOR + 3.25%	266,688
760,000	Boluda Towage SL 7.70%, 01/31/2030, 3 mo. EURIBOR + 3.75%	810,310
$ 312,950	Trans Union LLC 7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	313,107
300,000	United Rentals, Inc. 7.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	300,999
245,135	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	245,703
		2,036,088
	Construction Materials - 0.1%
66,616	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	66,813
50,563	Ingersoll-Rand Services Co. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	50,638
231,742	Quikrete Holdings, Inc. 7.82%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	231,825
115,797	Standard Industries, Inc. 7.68%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	116,075
		465,351
	Distribution/Wholesale - 0.1%
195,804	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	196,227

The accompanying notes are an integral part of these financial statements.
62

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(9) - (continued)
	Diversified Financial Services - 0.1%
$ 197,321	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$ 197,346
	Electric - 0.0%
108,743	ExGen Renewables IV LLC 8.10%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	108,638
	Electronics - 0.1%
226,165	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	226,801
	Entertainment - 0.1%
128,700	Caesars Entertainment, Inc. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	128,829
125,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	125,094
57,737	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	58,014
122,813	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	122,850
		434,787
	Environmental Control - 0.1%
337,238	Clean Harbors, Inc. 7.18%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	338,081
137,395	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	137,321
		475,402
	Food - 0.0%
192,400	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	193,121
	Food Service - 0.1%
	Aramark Services, Inc.
93,250	7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	93,087
142,719	7.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	142,541
		235,628
	Healthcare - Products - 0.0%
67,859	Avantor Funding, Inc. 7.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	68,018
	Healthcare - Services - 0.2%
194,485	Catalent Pharma Solutions, Inc. 7.43%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	194,201
	IQVIA, Inc.
EUR 147,774	5.90%, 06/11/2025, 3 mo. EURIBOR + 2.00%	158,362
$ 184,538	7.31%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	185,261
		537,824
	Insurance - 0.2%
186,544	Asurion LLC 9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	180,948
149,648	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	150,390
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(9) - (continued)
	Insurance - 0.2% - (continued)
$ 218,345	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	$ 219,083
135,444	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	135,707
		686,128
	Internet - 0.1%
208,090	Go Daddy Operating Co. LLC 7.32%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	208,081
201,464	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	200,641
		408,722
	IT Services - 0.0%
175,629	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	175,597
	Leisure Time - 0.0%
125,418	Carnival Corp. 8.07%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	125,810
	Media - 0.1%
250,177	Charter Communications Operating LLC 7.05%, 02/01/2027, 1 mo. USD Term SOFR + 1.75%	249,837
183,216	CSC Holdings LLC 9.82%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	176,509
		426,346
	Pharmaceuticals - 0.1%
204,852	Elanco Animal Health, Inc. 7.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	204,375
	Pipelines - 0.1%
119,798	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	120,228
135,522	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	135,861
		256,089
	Retail - 0.2%
204,308	Beacon Roofing Supply, Inc. 7.32%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	204,802
153,854	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	153,771
160,479	IRB Holding Corp. 8.17%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	160,664
322,991	KFC Holding Co. 7.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	322,561
		841,798
	Software - 0.1%
99,500	Quartz Acquireco LLC 8.81%, 06/28/2030, 3 mo. USD Term SOFR + 3.50%	99,936
134,594	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	134,565
		234,501
	Total Senior Floating Rate Interests (cost $9,462,938)	$ 9,451,581

The accompanying notes are an integral part of these financial statements.
63

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 6,389,431	0.94%, 11/25/2030(1)(3)	$ 269,771
954,976	0.97%, 11/25/2030(1)(3)	42,076
1,727,819	1.12%, 10/25/2030(1)(3)	86,059
5,197,388	1.21%, 06/25/2030(1)(3)	281,170
26,425	7.33%, 01/25/2051, 30 day USD SOFR Average + 2.00%(4)(5)	25,834
	Total U.S. Government Agencies (cost $778,031)	$ 704,910
U.S. GOVERNMENT SECURITIES - 76.4%
	U.S. Treasury Securities - 76.4%
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
4,997,162	0.63%, 02/15/2043(7)	$ 3,634,166
	U.S. Treasury Inflation-Indexed Notes - 75.3%
11,665,169	0.13%, 04/15/2026(7)	11,115,956
11,998,810	0.13%, 07/15/2026(7)	11,431,342
41,692,622	0.13%, 10/15/2026(7)(10)(11)	39,483,252
13,725,782	0.13%, 01/15/2030(7)	12,168,852
21,418,947	0.13%, 07/15/2030(7)	18,872,121
28,294,994	0.13%, 01/15/2031(7)	24,574,838
21,228,252	0.13%, 07/15/2031(7)	18,306,645
3,544,999	0.38%, 01/15/2027(7)	3,351,818
12,011,275	0.38%, 07/15/2027(7)	11,306,077
6,263,993	0.50%, 01/15/2028(7)	5,848,310
21,469,124	0.63%, 07/15/2032(7)	18,909,117
45,856,950	0.88%, 01/15/2029(7)	42,973,747
12,842,681	1.13%, 01/15/2033(7)	11,672,985
13,949,675	1.38%, 07/15/2033(7)	12,944,500
5,425,377	1.63%, 10/15/2027(7)	5,306,912
10,461,809	1.75%, 01/15/2034(7)	9,978,982
		258,245,454
	Total U.S. Government Securities (cost $286,962,687)	$ 261,879,620
	Total Long-Term Investments (cost $373,250,059)	$ 339,256,029
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
363,854	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $363,908; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $371,252	$ 363,854
	Securities Lending Collateral - 0.1%
57,015	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(12)	57,015
190,050	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(12)	190,050
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
57,015	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(12)		$ 57,015
57,015	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(12)		57,015
			361,095
	Total Short-Term Investments (cost $724,949)		$ 724,949
	Total Investments (cost $373,975,008)	99.1%	$ 339,980,978
	Other Assets and Liabilities	0.9%	2,955,313
	Total Net Assets	100.0%	$ 342,936,291
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Securities disclosed are interest-only strips.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $17,724,796, representing 5.2% of net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $18,791,120, representing 5.5% of net assets.

The accompanying notes are an integral part of these financial statements.
64

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $2,556,922.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $1,704,615.
(12)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	488	06/28/2024	$ 98,896,250	$ (567,930)
U.S. Treasury 5-Year Note Future	191	06/28/2024	20,005,758	(379,274)
U.S. Treasury 10-Year Note Future	196	06/18/2024	21,057,750	(618,530)
U.S. Treasury 10-Year Ultra Future	41	06/18/2024	4,518,969	(109,361)
Total				$ (1,675,095)
Short position contracts:
Euro BUXL 30-Year Bond Future	14	06/06/2024	$ 1,926,169	$ 60,606
Euro-BUND Future	96	06/06/2024	13,326,859	166,582
Long Gilt Future	59	06/26/2024	7,061,233	213,437
U.S. Treasury Ultra Bond Future	73	06/18/2024	8,728,063	511,872
Total				$ 952,497
Total futures contracts				$ (722,598)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA (1)	1.24% Fixed	CPURNSA	USD	5,375,000	01/15/2029	At Maturity	$ —	$ —	$ 1,059,028	$ 1,059,028
CBK	2.84% Fixed	CPURNSA	USD	10,805,000	01/15/2027	At Maturity	—	—	453,279	453,279
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	17,851	17,851
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,714,951	1,714,951
CBK	2.45% Fixed	CPURNSA	USD	4,060,000	04/15/2028	At Maturity	—	—	49,670	49,670
Total OTC interest rate swap contracts							$ —	$ —	$ 3,294,779	$ 3,294,779

(1)	At April 30, 2024, the counterparty had deposited in a segregated account securities with a value of $1,375,000 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	995,000	5.31%	06/20/2024	Quarterly	$ —	$ —	$ (26,254)	$ (26,254)
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	560,000	5.31%	06/20/2024	Quarterly	—	—	(14,313)	(14,313)
Total OTC total return swap contracts							$ —	$ —	$ (40,567)	$ (40,567)

The accompanying notes are an integral part of these financial statements.
65

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	1,735,000	(1.00%)	06/20/2027	Quarterly	$ 60,929	$ —	$ (7,108)	$ (68,037)
Brazil Republic	USD	2,110,000	(1.00%)	06/20/2028	Quarterly	88,824	—	11,536	(77,288)
Total						$ 149,753	$ —	$ 4,428	$ (145,325)
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$ 265,031	$ —	$ 322,691	$ 57,660
Total centrally cleared credit default swap contracts						$ 414,784	$ —	$ 327,119	$ (87,665)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	$ —	$ (58,277)	$ 837,662	$ 895,939
Total centrally cleared interest rate swaps contracts						$ —	$ (58,277)	$ 837,662	$ 895,939

Bond Forward Contracts Outstanding at April 30, 2024
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	19,952,181	04/15/2025	$(11,692)
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,586,992	07/15/2025	(5,195)
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,476,197	01/15/2026	(18,995)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,508,108	07/15/2028	(9,592)
Total Bond Forward Contracts					$(45,474)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,943,000	BRL	3,187,006	USD	CBK	05/03/2024	$ (117,803)
15,943,000	BRL	3,101,932	USD	JPM	06/04/2024	(41,054)
869,900,000	CLP	908,237	USD	MSC	05/31/2024	(2,497)
4,814,000,000	COP	1,216,963	USD	BOA	05/31/2024	4,245
1,042,400,000	JPY	6,731,748	USD	JPM	05/31/2024	(90,430)
660,589,000	KRW	479,219	USD	SCB	05/31/2024	(497)
20,382,000	ZAR	1,062,102	USD	CBK	05/31/2024	18,119
4,689,055	USD	23,457,000	BRL	CBK	05/03/2024	173,324
4,563,885	USD	23,457,000	BRL	JPM	06/04/2024	60,403
3,612,507	USD	4,948,000	CAD	BNP	05/31/2024	16,467
909,224	USD	869,900,000	CLP	MSC	05/31/2024	3,484
6,667,616	USD	6,233,224	EUR	BNP	05/31/2024	7,306
2,592,912	USD	3,556,257,000	KRW	BCLY	05/31/2024	15,728
8,193,768	USD	140,569,000	MXN	CBK	05/31/2024	28,486
9,047,073	USD	15,241,000	NZD	TDB	05/31/2024	66,362
7,567,136	USD	82,026,000	SEK	JPM	05/31/2024	113,750
Total foreign currency contracts						$ 255,393
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
66

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 15,051,001	$ —	$ 15,051,001	$ —
Convertible Bonds	9,388,948	—	9,388,948	—
Corporate Bonds	878,998	—	878,998	—
Foreign Government Obligations	41,900,971	—	41,900,971	—
Senior Floating Rate Interests	9,451,581	—	9,451,581	—
U.S. Government Agencies	704,910	—	704,910	—
U.S. Government Securities	261,879,620	—	261,879,620	—
Short-Term Investments	724,949	361,095	363,854	—
Foreign Currency Contracts(2)	507,674	—	507,674	—
Futures Contracts(2)	952,497	952,497	—	—
Swaps - Credit Default(2)	57,660	—	57,660	—
Swaps - Interest Rate(2)	4,190,718	—	4,190,718	—
Total	$ 345,689,527	$ 1,313,592	$ 344,375,935	$ —
Liabilities
Bond Forward Contracts(2)	$ (45,474)	$ —	$ (45,474)	$ —
Foreign Currency Contracts(2)	(252,281)	—	(252,281)	—
Futures Contracts(2)	(1,675,095)	(1,675,095)	—	—
Swaps - Credit Default(2)	(145,325)	—	(145,325)	—
Swaps - Total Return(2)	(40,567)	—	(40,567)	—
Total	$ (2,158,742)	$ (1,675,095)	$ (483,647)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
67

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 29.3%
	Asset-Backed - Automobile - 0.3%
$ 500,000	Hertz Vehicle Financing LLC 6.78%, 09/25/2028(1)	$ 458,945
	Asset-Backed - Credit Card - 0.9%
1,420,000	American Express Credit Account Master Trust 5.23%, 04/16/2029	1,418,464
	Commercial Mortgage-Backed Securities - 3.8%
1,000,000	280 Park Avenue Mortgage Trust 7.74%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	900,125
1,558,000	Bank5 Trust 0.98%, 05/15/2057(1)(3)(4)	50,289
1,087,424	BX Commercial Mortgage Trust 8.01%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	1,084,705
	BX Trust
703,846	8.16%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	704,946
850,000	9.01%, 04/15/2029, 1 mo. USD Term SOFR + 3.69%(1)(2)	848,937
914,256	Extended Stay America Trust 7.69%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	914,256
1,459,710	Life Mortgage Trust 7.79%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,417,979
		5,921,237
	Other Asset-Backed Securities - 18.2%
1,500,000	Apidos CLO XVIII Ltd. 7.79%, 10/22/2030, 3 mo. USD Term SOFR + 2.46%(1)(2)	1,502,301
1,250,000	Atrium XIII 11.64%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,236,546
500,000	Beechwood Park CLO Ltd. 11.82%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	494,674
	Carlyle U.S. CLO Ltd.
650,000	9.29%, 07/20/2031, 3 mo. USD Term SOFR + 3.96%(1)(2)	645,844
1,500,000	11.84%, 07/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,492,200
500,000	12.29%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	492,302
544,039	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	364,577
1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	911,431
	CIFC Funding Ltd.
1,000,000	11.68%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	992,487
250,000	12.09%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	248,280
1,000,000	Generate CLO 2 Ltd. 11.24%, 01/22/2031, 3 mo. USD Term SOFR + 5.91%(1)(2)	1,000,291
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.82%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,009,217
1,400,000	Harriman Park CLO Ltd. 11.99%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,406,945
1,000,000	Madison Park Funding XXVIII Ltd. 10.84%, 07/15/2030, 3 mo. USD Term SOFR + 5.51%(1)(2)	993,178
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 29.3% - (continued)
	Other Asset-Backed Securities - 18.2% - (continued)
$ 1,000,000	Madison Park Funding XXXVI Ltd. 12.38%, 04/15/2035, 3 mo. USD Term SOFR + 7.05%(1)(2)	$ 1,005,298
650,000	Neuberger Berman CLO XXI Ltd. 12.05%, 04/20/2034, 3 mo. USD Term SOFR + 6.72%(1)(2)	645,742
1,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd. 11.49%, 10/18/2030, 3 mo. USD Term SOFR + 6.16%(1)(2)	1,458,741
500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. 11.54%, 07/16/2035, 3 mo. USD Term SOFR + 6.21%(1)(2)	499,678
1,000,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	852,179
1,500,000	OCP CLO Ltd. 12.09%, 10/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,458,214
1,181,304	Octagon Investment Partners 29 Ltd. 7.53%, 01/24/2033, 3 mo. USD Term SOFR + 2.21%(1)(2)	1,177,413
	Palmer Square CLO Ltd.
400,000	11.28%, 01/17/2031, 3 mo. USD Term SOFR + 5.96%(1)(2)	398,462
1,000,000	11.34%, 07/20/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	1,000,889
1,000,000	12.08%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,004,995
1,000,000	Palmer Square Loan Funding Ltd. 12.53%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	997,599
500,000	RRX 6 Ltd. 11.95%, 01/15/2037, 3 mo. USD Term SOFR + 6.62%(1)(2)	489,106
472,678	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	469,172
1,000,000	Southwick Park CLO LLC 11.84%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	992,600
1,300,000	Symphony CLO XXII Ltd. 11.84%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,297,084
1,000,000	Symphony Static CLO I Ltd. 10.94%, 10/25/2029, 3 mo. USD Term SOFR + 5.61%(1)(2)	999,371
500,000	Thayer Park CLO Ltd. 11.84%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	496,246
		28,033,062
	Whole Loan Collateral CMO - 6.1%
	Federal National Mortgage Association Connecticut Avenue Securities
260,000	7.83%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	262,004
225,000	8.13%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	225,140
3,000,000	8.33%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	3,076,672
2,000,000	8.43%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	2,052,887
820,000	11.33%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	860,282

The accompanying notes are an integral part of these financial statements.
68

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 29.3% - (continued)
	Whole Loan Collateral CMO - 6.1% - (continued)
	Verus Securitization Trust
$ 1,000,000	8.09%, 03/25/2069(1)(4)	$ 991,231
1,000,000	8.15%, 12/25/2068(1)(4)	993,350
1,000,000	8.27%, 11/25/2068(1)(4)	993,350
		9,454,916
	Total Asset & Commercial Mortgage-Backed Securities (cost $45,436,195)	$ 45,286,624
CONVERTIBLE BONDS - 5.9%
	Airlines - 0.2%
95,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 82,145
270,000	Southwest Airlines Co. 1.25%, 05/01/2025	264,600
		346,745
	Auto Manufacturers - 0.2%
210,000	Ford Motor Co. 0.00%, 03/15/2026(5)	209,055
60,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	34,910
		243,965
	Biotechnology - 0.5%
260,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	238,628
170,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	167,705
315,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	319,408
		725,741
	Commercial Services - 0.5%
280,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(5)	254,793
65,000	Block, Inc. 0.13%, 03/01/2025	64,298
230,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	228,620
290,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	298,526
		846,237
	Electric - 0.3%
140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	152,600
255,000	Southern Co. 3.88%, 12/15/2025	254,745
		407,345
	Energy-Alternate Sources - 0.3%
275,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	227,827
55,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	21,384
270,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(5)	245,288
		494,499
	Engineering & Construction - 0.2%
230,000	Fluor Corp. 1.13%, 08/15/2029(1)	250,125
	Entertainment - 0.1%
280,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	231,700
	Healthcare - Products - 0.5%
	Exact Sciences Corp.
230,000	0.38%, 03/15/2027	207,989
90,000	2.00%, 03/01/2030(1)	92,475
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.9% - (continued)
	Healthcare - Products - 0.5% - (continued)
$ 270,000	Insulet Corp. 0.38%, 09/01/2026	$ 277,385
235,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	219,255
		797,104
	Internet - 0.9%
190,000	Airbnb, Inc. 0.00%, 03/15/2026(5)	174,610
310,000	Etsy, Inc. 0.25%, 06/15/2028	243,660
	Sea Ltd.
160,000	0.25%, 09/15/2026	136,960
90,000	2.38%, 12/01/2025	94,365
205,000	Snap, Inc. 0.13%, 03/01/2028	160,002
	Uber Technologies, Inc.
40,000	0.00%, 12/15/2025(5)	41,500
205,000	0.88%, 12/01/2028(1)	229,805
230,000	Zillow Group, Inc. 1.38%, 09/01/2026	264,270
		1,345,172
	IT Services - 0.5%
322,000	Rapid7, Inc. 0.25%, 03/15/2027	277,524
230,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	275,080
130,000	Zscaler, Inc. 0.13%, 07/01/2025	164,580
		717,184
	Leisure Time - 0.0%
12,000	Carnival Corp. 5.75%, 12/01/2027	16,860
10,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025	28,500
		45,360
	Machinery-Diversified - 0.2%
223,000	Middleby Corp. 1.00%, 09/01/2025	261,256
	Miscellaneous Manufacturing - 0.2%
280,000	John Bean Technologies Corp. 0.25%, 05/15/2026	252,532
	Pharmaceuticals - 0.3%
295,000	Dexcom, Inc. 0.25%, 11/15/2025	308,856
240,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	231,000
		539,856
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	115,678
120,000	4.38%, 03/15/2027(1)	116,648
305,000	Welltower OP LLC 2.75%, 05/15/2028(1)	341,935
		574,261
	Semiconductors - 0.1%
	ON Semiconductor Corp.
95,000	0.00%, 05/01/2027(5)	135,565
110,000	0.50%, 03/01/2029	106,150
		241,715
	Software - 0.5%
130,000	Bill Holdings, Inc. 0.00%, 12/01/2025(5)	119,860
175,000	Datadog, Inc. 0.13%, 06/15/2025	249,463
340,000	Dayforce, Inc. 0.25%, 03/15/2026	308,380
100,000	MongoDB, Inc. 0.25%, 01/15/2026	177,421
		855,124
	Total Convertible Bonds (cost $9,466,584)	$ 9,175,921

The accompanying notes are an integral part of these financial statements.
69

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8%
	Aerospace/Defense - 0.5%
$ 550,000	Howmet Aerospace, Inc. 3.00%, 01/15/2029	$ 488,636
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	215,633
		704,269
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	290,309
	Apparel - 0.1%
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(6)	193,713
	Chemicals - 0.4%
625,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	616,119
	Commercial Banks - 3.6%
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(7)	494,141
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	854,885
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(7)	852,644
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(7)	494,030
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	144,410
330,000	12.00%, 10/01/2028(1)	354,116
485,000	12.25%, 10/01/2030(1)	526,205
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	501,913
900,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	851,830
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	507,226
		5,581,400
	Construction Materials - 0.2%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	223,875
	Diversified Financial Services - 2.2%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	827,942
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	838,394
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	106,026
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	384,487
900,000	Radian Group, Inc. 4.88%, 03/15/2027	865,869
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	147,696
205,000	5.75%, 06/15/2027(1)	196,752
		3,367,166
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Electric - 0.3%
$ 550,000	Pacific Gas & Electric Co. 4.20%, 03/01/2029	$ 511,104
	Entertainment - 0.5%
245,000	Banijay Entertainment SASU 8.13%, 05/01/2029(1)	250,601
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	501,370
		751,971
	Hand/Machine Tools - 0.6%
850,000	Regal Rexnord Corp. 6.30%, 02/15/2030(1)	853,477
	Healthcare - Products - 0.3%
500,000	Solventum Corp. 5.40%, 03/01/2029(1)	490,330
	Healthcare - Services - 0.3%
550,000	HCA, Inc. 3.38%, 03/15/2029	495,244
	Insurance - 0.7%
50,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	51,647
550,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	504,701
550,000	MGIC Investment Corp. 5.25%, 08/15/2028	528,363
		1,084,711
	Internet - 0.5%
295,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	316,965
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	459,751
		776,716
	Leisure Time - 0.5%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	766,454
	Lodging - 0.8%
950,000	Las Vegas Sands Corp. 3.90%, 08/08/2029	848,226
450,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	447,247
		1,295,473
	Media - 0.5%
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	836,849
	Mining - 0.2%
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	294,516
	Oil & Gas - 1.1%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	495,779
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	443,382
180,000	Sunoco LP 7.00%, 05/01/2029(1)	183,163
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	490,315
		1,612,639
	Real Estate Investment Trusts - 1.2%
600,000	American Tower Corp. 2.90%, 01/15/2030	517,192
550,000	Equinix, Inc. 3.20%, 11/18/2029	484,790
240,000	VICI Properties LP 5.75%, 04/01/2034	230,960
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	609,821
		1,842,763

The accompanying notes are an integral part of these financial statements.
70

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.8% - (continued)
	Software - 0.5%
$ 600,000	Open Text Corp. 6.90%, 12/01/2027(1)	$ 612,713
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	151,353
		764,066
	Telecommunications - 0.3%
350,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	291,173
200,000	ILIAD HOLDING SAS 8.50%, 04/15/2031	200,000
		491,173
	Trucking & Leasing - 0.3%
520,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 03/30/2029(1)	510,804
	Total Corporate Bonds (cost $24,367,671)	$ 24,355,141
SENIOR FLOATING RATE INTERESTS - 11.5%(8)
	Advertising - 0.1%
149,365	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 150,000
	Aerospace/Defense - 0.1%
214,463	TransDigm, Inc. 8.56%, 02/28/2031, 3 mo. USD Term SOFR + 3.25%	215,627
	Airlines - 0.4%
304,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	315,874
209,179	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	214,517
125,205	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	128,974
		659,365
	Apparel - 0.2%
249,370	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	249,265
	Auto Parts & Equipment - 0.2%
290,266	First Brands Group LLC 10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	276,769
	Chemicals - 0.1%
199,497	Nouryon Finance BV 9.42%, 04/03/2028, 3 mo. USD Term SOFR + 4.00%	199,873
	Commercial Services - 0.8%
199,647	Belron Finance U.S. LLC 7.84%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	199,958
196,380	Fugue Finance BV 9.34%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	197,019
200,000	GTCR W Merger Sub LLC 8.31%, 01/31/2031, 1 mo. USD Term SOFR + 3.00%	200,376
	Ryan LLC
19,048	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(9)	19,175
180,952	9.82%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	182,159
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(8) - (continued)
	Commercial Services - 0.8% - (continued)
$ 201,293	Trans Union LLC 7.32%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	$ 201,444
199,946	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	200,409
		1,200,540
	Construction Materials - 0.4%
199,500	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	200,089
100,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	100,417
199,479	Quikrete Holdings, Inc. 7.82%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	199,551
149,374	Tamko Building Products LLC 8.58%, 09/20/2030, 3 mo. USD Term SOFR + 3.25%	149,373
		649,430
	Distribution/Wholesale - 0.2%
277,230	Windsor Holdings III LLC 9.32%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	279,309
	Diversified Financial Services - 0.4%
149,372	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	150,052
249,690	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	250,359
249,360	Hightower Holding LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	250,141
		650,552
	Electronics - 0.3%
250,023	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	250,726
210,615	Roper Industrial Products Investment Co. LLC 9.30%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	212,194
		462,920
	Entertainment - 1.6%
241,299	Caesars Entertainment, Inc. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	241,541
15,919	Crown Finance U.S., Inc. 6.93%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%(10)	16,170
498,731	Great Canadian Gaming Corp. 9.59%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	500,352
	Maverick Gaming LLC
566,406	12.80%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%(11)	442,645
160,081	13.06%, 06/03/2028, 3 mo. USD Term SOFR + 0.00%(11)	160,081
399,000	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	400,911

The accompanying notes are an integral part of these financial statements.
71

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(8) - (continued)
	Entertainment - 1.6% - (continued)
$ 279,866	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	$ 280,303
414,627	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	415,489
		2,457,492
	Environmental Control - 0.1%
199,496	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	200,121
	Food - 0.2%
EUR 180,000	CHG PPC Parent LLC 8.35%, 12/08/2028, 1 mo. EURIBOR + 4.50%	193,777
$ 199,775	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	200,282
		394,059
	Food Service - 0.2%
250,000	Aramark Services, Inc. 7.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	249,845
	Healthcare - Products - 0.3%
398,998	Bausch & Lomb Corp. 9.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	399,748
	Healthcare - Services - 0.1%
460,000	EyeCare Partners LLC 12.07%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	118,832
	Home Builders - 0.2%
249,359	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	249,982
	Home Furnishings - 0.3%
205,000	AI Aqua Merger Sub, Inc. 9.57%, 07/31/2028, 3 mo. USD Term SOFR + 4.25%	205,923
249,337	Mattress Firm, Inc. 9.81%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	249,805
		455,728
	Insurance - 0.9%
200,114	Acrisure LLC 8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	199,702
	Asurion LLC
217,502	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	211,827
200,000	10.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	179,556
249,898	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	251,138
249,370	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	250,213
175,000	Truist Insurance Holdings LLC 8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	175,329
193,063	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	193,437
		1,461,202
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(8) - (continued)
	Internet - 0.3%
$ 199,487	Endure Digital, Inc. 8.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	$ 192,505
199,497	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	198,681
8,091	Shutterfly, Inc. 6.30%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(10)	6,424
		397,610
	IT Services - 0.6%
249,365	Amentum Government Services Holdings LLC 9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	249,677
498,250	NCR Atleos LLC 10.18%, 03/27/2029, 3 mo. USD Term SOFR + 4.75%	500,532
199,836	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	199,800
		950,009
	Leisure Time - 0.1%
199,487	MajorDrive Holdings IV LLC 9.57%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	200,235
	Machinery-Diversified - 0.1%
100,000	CD&R Hydra Buyer, Inc. 9.42%, 03/25/2031, 3 mo. USD Term SOFR + 4.00%	100,833
	Media - 0.2%
200,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	200,700
200,000	Virgin Media Bristol LLC 7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	196,150
		396,850
	Mining - 0.1%
198,378	Arsenal AIC Parent LLC 9.07%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	199,618
	Packaging & Containers - 0.4%
282,792	Berlin Packaging LLC 9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	282,829
199,493	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	200,240
130,000	Supplyone, Inc 9.57%, 03/27/2031, 1 mo. USD Term SOFR + 4.25%	130,325
		613,394
	Pharmaceuticals - 0.1%
100,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	99,625
	Pipelines - 0.7%
	Brazos Delaware II LLC
208,351	8.82%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	208,553
208,351	9.07%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	208,553

The accompanying notes are an integral part of these financial statements.
72

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(8) - (continued)
	Pipelines - 0.7% - (continued)
$ 205,537	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	$ 206,244
214,395	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	214,930
196,868	Traverse Midstream Partners LLC 8.83%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	197,054
		1,035,334
	Retail - 0.5%
149,375	1011778 BC Unlimited Liability Co. 7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	149,481
149,361	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	149,280
275,978	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	276,095
200,000	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	186,090
		760,946
	Software - 1.2%
149,365	AthenaHealth Group, Inc. 8.57%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	148,992
272,906	Cast & Crew Payroll LLC 9.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	272,873
249,364	EP Purchaser LLC 9.07%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	247,868
200,000	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	201,000
203,874	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	203,902
237,551	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	238,083
295,000	Rocket Software, Inc. 10.07%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	293,065
210,806	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	211,860
		1,817,643
	Telecommunications - 0.1%
942,748	Xplornet Communications, Inc. 9.57%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	157,128
	Total Senior Floating Rate Interests (cost $18,439,227)	$ 17,709,884
U.S. GOVERNMENT AGENCIES - 10.6%
	Mortgage-Backed Agencies - 10.6%
	Federal Home Loan Mortgage Corp. - 10.6%
846,917	7.58%, 08/25/2033, 30 day USD SOFR Average + 2.25%(1)(2)	$ 867,712
1,160,000	8.38%, 01/25/2034, 30 day USD SOFR Average + 3.05%(1)(2)	1,226,340
2,000,000	8.68%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	2,058,760
1,500,000	8.73%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,547,566
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.6% - (continued)
	Mortgage-Backed Agencies - 10.6% - (continued)
	Federal Home Loan Mortgage Corp. - 10.6% - (continued)
$ 1,490,000	8.98%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	$ 1,549,701
1,000,000	9.68%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,067,500
1,000,000	10.83%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,104,495
1,430,000	10.98%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,550,663
977,000	12.93%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,113,663
2,500,000	13.13%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	2,714,174
1,350,000	13.48%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,549,455
	Total U.S. Government Agencies (cost $16,366,513)	$ 16,350,029
U.S. GOVERNMENT SECURITIES - 6.4%
	U.S. Treasury Securities - 6.4%
	U.S. Treasury Notes - 6.4%
10,000,000	4.50%, 04/15/2027	$ 9,895,313
	Total U.S. Government Securities (cost $9,920,250)	$ 9,895,313
COMMON STOCKS - 0.6%
	Energy - 0.5%
190,736	Ascent Resources Marcellus Holdings LLC Class A*	$ 247,957
13,824	Foresight Energy LLC*	210,809
2,907	Kelly Topco Shares*(12)	205,525
13,865	Texgen Power LLC*(11)(13)	12,756
		677,047
	Insurance - 0.0%
34,814	Tenerity, Inc.*	348
	Materials - 0.1%
3,079	Utex Industries*	143,688
	Media & Entertainment - 0.0%
0 (14)	Rodan & Fields LLC Class A*(11)	—
0 (14)	Rodan & Fields LLC Class A1*(11)	95
0 (14)	Rodan & Fields LLC Class D*(11)	10,231
		10,326
	Utilities - 0.0%
13,865	Mountain Creek Power LLC*(11)	49,360
	Total Common Stocks (cost $2,290,409)	$ 880,769
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(11)	$ 3,075
	Total Warrants (cost $8,850)	$ 3,075
	Total Long-Term Investments (cost $126,295,699)	$ 123,656,756

The accompanying notes are an integral part of these financial statements.
73

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
30,108	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(15)		$ 30,108
100,360	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(15)		100,360
30,108	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(15)		30,108
30,108	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(15)		30,108
	Total Short-Term Investments (cost $190,684)		$ 190,684
	Total Investments (cost $126,486,383)	80.2%	$ 123,847,440
	Other Assets and Liabilities	19.8%	30,524,889
	Total Net Assets	100.0%	$ 154,372,329
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $76,349,919, representing 49.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2024, the aggregate value of the unfunded commitment was $19,175, which represents to 0.0% of total net assets.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Investment valued using significant unobservable inputs.
(12)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $205,525 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 205,525

(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Security has less than 1 share.
(15)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	163	06/28/2024	$ 33,032,969	$ (410,218)
Total futures contracts				$ (410,218)

The accompanying notes are an integral part of these financial statements.
74

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	4,380,000	(5.31%)	06/20/2024	Quarterly	$ —	$ —	$ 175,133	$ 175,133
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,110,000	(5.31%)	06/20/2024	Quarterly	—	—	195,726	195,726
Total OTC total return swap contracts							$ —	$ —	$ 370,859	$ 370,859

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,548,000	EUR	1,657,559	USD	MSC	05/31/2024	$ (3,495)
1,612,000	EUR	1,731,292	USD	BMO	05/31/2024	(8,842)
1,880,000	GBP	2,348,827	USD	CBK	05/31/2024	709
7,373,083	USD	6,892,730	EUR	BNP	05/31/2024	8,080
2,336,951	USD	1,880,000	GBP	BCLY	05/31/2024	(12,584)
Total foreign currency contracts						$ (16,132)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 45,286,624	$ —	$ 45,286,624	$ —
Convertible Bonds	9,175,921	—	9,175,921	—
Corporate Bonds	24,355,141	—	24,355,141	—
Senior Floating Rate Interests	17,709,884	—	17,107,158	602,726
U.S. Government Agencies	16,350,029	—	16,350,029	—
U.S. Government Securities	9,895,313	—	9,895,313	—
Common Stocks
Energy	677,047	—	664,291	12,756
Insurance	348	—	348	—
Materials	143,688	—	143,688	—
Media & Entertainment	10,326	—	—	10,326
Utilities	49,360	—	—	49,360
Warrants	3,075	—	—	3,075
Short-Term Investments	190,684	190,684	—	—
Foreign Currency Contracts(2)	8,789	—	8,789	—
Swaps- Total Return(2)	370,859	—	370,859	—
Total	$ 124,227,088	$ 190,684	$ 123,358,161	$ 678,243
Liabilities
Foreign Currency Contracts(2)	$ (24,921)	$ —	$ (24,921)	$ —
Futures Contracts(2)	(410,218)	(410,218)	—	—
Total	$ (435,139)	$ (410,218)	$ (24,921)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
75

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1%
	Alabama - 4.9%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$ 1,324,930
	Black Belt Energy Gas Dist, AL, Rev
1,570,000	4.00%, 12/01/2024	1,567,683
3,235,000	4.00%, 07/01/2052(1)	3,243,986
2,955,000	4.00%, 10/01/2052(1)	2,951,870
2,000,000	5.25%, 02/01/2053(1)	2,086,814
1,630,000	5.25%, 12/01/2053(1)	1,740,740
13,125,000	5.25%, 05/01/2055(1)	14,050,617
7,000,000	5.50%, 06/01/2049(1)	7,389,262
	County of Jefferson Sewer, AL, Rev
2,805,000	5.00%, 10/01/2037	3,068,138
3,730,000	5.00%, 10/01/2039	4,014,537
1,950,000	5.50%, 10/01/2053	2,083,951
13,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	13,886,874
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,095,672
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,081,229
4,000,000	5.00%, 09/01/2031	4,149,480
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,143,370
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,487,771
2,165,000	5.50%, 01/01/2053(1)	2,292,110
	State of Alabama Docks Department, AL, Rev,
230,000	(AGM Insured) 5.00%, 10/01/2024	230,366
1,000,000	(AGM Insured) 5.00%, 10/01/2032	1,025,335
	Troy University, AL, Rev,
1,000,000	(BAM Insured) 5.00%, 11/01/2025	1,018,814
1,250,000	(BAM Insured) 5.00%, 11/01/2026	1,294,141
1,620,000	(BAM Insured) 5.00%, 11/01/2027	1,706,283
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,478,038
		90,412,011
	Alaska - 0.4%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,004,469
1,000,000	5.00%, 09/01/2026	1,001,891
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,399,446
2,255,000	4.00%, 06/01/2038	2,235,760
		6,641,566
	Arizona - 0.3%
1,000,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2038	1,125,386
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(2)	1,681,598
2,295,000	5.00%, 12/01/2038(3)	2,482,043
1,000,000	5.00%, 12/01/2041(3)	1,059,288
		6,348,315
	California - 6.3%
7,960,000	Bay Area Toll Auth, CA, Rev 4.07%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	7,798,219
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052(1)	4,778,405
3,020,000	5.00%, 12/01/2053(1)	3,162,672
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	California - 6.3% - (continued)
$ 2,000,000	5.25%, 11/01/2054(1)	$ 2,128,190
16,250,000	5.50%, 05/01/2054(1)	17,249,832
	California County Tobacco Securitization Agency, CA, Rev
150,000	5.00%, 06/01/2030	164,409
300,000	5.00%, 06/01/2032	328,192
500,000	5.00%, 06/01/2033	546,447
	California Enterprise Dev Auth, CA, Rev
1,250,000	5.00%, 08/01/2035	1,285,103
1,075,000	5.00%, 08/01/2055	1,077,064
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	1,047,518
	California Municipal Finance Auth, CA, Rev
2,765,000	4.00%, 10/01/2046	2,506,313
3,000,000	5.00%, 12/31/2027	3,000,574
775,000	(BAM Insured) 5.00%, 05/15/2028	817,032
800,000	(BAM Insured) 5.00%, 05/15/2031	874,518
	California Public Finance Auth, CA, Rev
1,005,000	2.38%, 11/15/2028(2)	977,290
1,000,000	3.13%, 05/15/2029(2)	970,208
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	606,232
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,664,028
1,000,000	5.00%, 05/15/2029	1,039,974
3,300,000	5.00%, 05/15/2038	3,544,283
1,000,000	5.25%, 05/15/2039	1,106,034
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM Insured) 5.00%, 09/01/2031	322,502
910,000	(BAM Insured) 5.00%, 09/01/2032	930,794
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	1,985,927
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	4,849,588
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,454,360
1,535,000	5.00%, 09/01/2031	1,549,944
5,225,000	Long Beach Bond Finance Auth, CA, Rev 5.18%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(4)	5,246,429
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,550,881
	Los Angeles Unified School Dist, CA, GO
2,755,000	5.00%, 07/01/2025	2,805,685
2,765,000	5.00%, 07/01/2034	3,262,440
3,710,000	Northern California Energy Auth, CA, Rev 4.00%, 07/01/2049(1)	3,710,874
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	993,741
1,000,000	5.00%, 08/15/2036	1,021,983
2,500,000	5.00%, 08/15/2041	2,526,146
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,004,386
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,023,004
2,000,000	Sacramento Municipal Utility Dist, CA, Rev 5.00%, 11/15/2033	2,387,780
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,122,881

The accompanying notes are an integral part of these financial statements.
76

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	California - 6.3% - (continued)
$ 40,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	$ 40,042
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 08/01/2048	1,171,953
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,072,723
7,030,000	State of California, CA, GO 5.00%, 09/01/2036	8,119,124
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,555,096
		114,380,820
	Colorado - 2.2%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (State Aid Withholding Insured) 5.50%, 12/01/2034	1,821,974
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,395,400
1,000,000	5.00%, 12/01/2034	1,113,706
1,575,000	5.00%, 12/01/2036	1,749,292
750,000	5.00%, 11/15/2042	818,940
2,475,000	5.75%, 11/15/2039	2,822,189
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,171,104
3,150,000	5.00%, 11/01/2040	3,348,438
6,665,000	5.00%, 08/01/2044	6,848,916
1,000,000	5.25%, 11/01/2039	1,092,008
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,501,023
3,650,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	3,644,294
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,033,512
1,195,000	5.00%, 12/01/2033	1,275,171
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,125,318
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,541,051
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM Insured) 5.00%, 12/15/2025	127,681
50,000	(AGM Insured) 5.00%, 12/15/2026	51,637
225,000	(AGM Insured) 5.00%, 12/15/2030	233,242
160,000	(AGM Insured) 5.00%, 12/15/2032	165,789
		40,880,685
	Connecticut - 1.7%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	6,619,638
950,000	City of Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	968,734
2,600,000	City of New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,604,373
	Connecticut Housing Finance Auth, CT, Rev
140,000	4.00%, 11/15/2045	139,603
2,730,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	2,697,633
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049(1)	9,055,416
4,285,000	2.80%, 07/01/2048(1)	4,193,761
2,665,000	2.95%, 07/01/2049(1)	2,615,667
650,000	5.00%, 07/01/2029	696,482
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Connecticut - 1.7% - (continued)
$ 145,000	5.00%, 07/01/2031	$ 157,538
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	762,123
		30,510,968
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	739,434
270,000	5.00%, 07/01/2037	267,415
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	797,383
3,000,000	5.00%, 10/01/2033	3,236,319
		5,040,551
	Florida - 3.6%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,330,337
1,000,000	5.00%, 10/01/2028	1,017,611
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,371,452
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,135,097
1,345,000	5.00%, 10/01/2037	1,517,463
1,000,000	5.00%, 10/01/2038	1,113,857
	City of Pompano Beach, FL, Rev
975,000	1.45%, 01/01/2027	924,569
3,600,000	2.00%, 01/01/2029	3,206,816
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,040,903
3,000,000	4.00%, 07/01/2029	3,029,928
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	579,558
1,000,000	0.00%, 09/01/2038(5)	513,417
1,250,000	County of Broward Airport System, FL, Rev 5.00%, 10/01/2024	1,253,343
	County of Miami-Dade Aviation, FL, Rev
1,000,000	5.00%, 10/01/2024	1,000,388
530,000	5.00%, 10/01/2027	531,092
2,000,000	5.00%, 10/01/2033	2,003,885
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,312,038
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	953,793
1,000,000	0.00%, 10/01/2032(5)	685,443
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,824,106
200,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	201,379
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2032	4,274,005
55,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	50,658
1,000,000	Manatee County School Dist, FL, Rev, (AGM Insured) 5.00%, 10/01/2030	1,039,663
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,364
	Orange County Convention Center, FL, Rev
1,000,000	5.00%, 10/01/2024	1,004,767
1,520,000	5.00%, 10/01/2025	1,551,090
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2038	1,101,323

The accompanying notes are an integral part of these financial statements.
77

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Florida - 3.6% - (continued)
$ 8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	$ 6,996,896
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,700,290
4,850,000	5.00%, 01/01/2055	4,296,529
1,150,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	1,180,690
1,000,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	715,971
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	761,483
8,100,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,405,602
1,000,000	Village Community Dev Dist No. 15, FL, Special Assessment 5.25%, 05/01/2054(2)	1,021,493
	Volusia County Educational Facs Auth, FL, Rev
60,000	4.00%, 10/15/2035	61,167
55,000	4.00%, 10/15/2036	55,659
750,000	4.00%, 10/15/2037	753,530
750,000	4.00%, 10/15/2038	748,288
		66,268,943
	Georgia - 4.0%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,227,850
6,800,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2028	7,157,047
4,995,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	4,830,086
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,299,666
1,455,000	3.88%, 10/01/2048(1)	1,457,073
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,094,209
1,250,000	4.00%, 12/01/2025	1,236,907
2,150,000	4.00%, 08/01/2049(1)	2,150,285
5,915,000	4.00%, 05/01/2052(1)	5,909,320
4,165,000	5.00%, 05/15/2032	4,329,858
7,455,000	5.00%, 07/01/2053(1)	7,826,059
2,210,000	5.00%, 09/01/2053(1)	2,326,890
6,135,000	5.00%, 12/01/2053(1)	6,478,581
5,240,000	5.00%, 05/01/2054(1)	5,548,366
1,000,000	5.50%, 09/15/2025	1,009,076
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	968,524
4,595,000	5.00%, 01/01/2028	4,714,014
1,825,000	(BAM-TCRS Insured) 5.00%, 01/01/2028	1,881,859
740,000	5.00%, 01/01/2031	810,679
1,100,000	5.00%, 01/01/2032	1,203,525
515,000	5.00%, 01/01/2033	562,257
3,130,000	5.00%, 07/01/2052	3,196,582
1,700,000	5.00%, 01/01/2056	1,723,310
		73,942,023
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,350,395
	Idaho - 0.3%
5,985,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	6,397,544
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Illinois - 14.0%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
$ 530,000	0.00%, 01/01/2025(5)	$ 514,649
765,000	0.00%, 01/01/2027(5)	683,915
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,007,816
1,000,000	5.25%, 04/01/2035	1,118,855
2,120,000	5.25%, 04/01/2036	2,356,948
715,000	6.00%, 04/01/2046	743,553
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,331,560
3,495,000	4.00%, 12/01/2047	2,998,861
1,000,000	(AGM Insured) 5.00%, 12/01/2024	1,003,122
8,250,000	5.00%, 12/01/2031	8,637,819
2,440,000	5.00%, 12/01/2032	2,554,080
3,000,000	5.00%, 12/01/2033	3,212,045
3,500,000	5.00%, 12/01/2034	3,558,686
1,510,000	5.00%, 12/01/2042	1,497,078
3,760,000	5.00%, 12/01/2046	3,685,063
3,625,000	5.25%, 12/01/2036	3,862,031
1,250,000	5.50%, 12/01/2037	1,343,472
3,125,000	5.50%, 12/01/2038	3,335,774
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.00%, 01/01/2035	3,424,181
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,268,673
1,670,000	5.00%, 01/01/2032	1,677,690
2,635,000	(BAM Insured) 5.00%, 01/01/2035	2,902,295
2,000,000	(BAM Insured) 5.00%, 01/01/2036	2,188,625
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	419,159
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	891,156
1,250,000	4.00%, 12/01/2055	1,097,808
8,250,000	5.00%, 12/01/2046	8,344,156
1,000,000	5.00%, 12/01/2052	1,028,917
1,000,000	5.00%, 12/01/2055	1,016,380
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,006,863
2,500,000	5.00%, 01/01/2029	2,520,646
1,000,000	(BAM Insured) 5.00%, 01/01/2038	1,119,654
1,000,000	(BAM Insured) 5.00%, 01/01/2039	1,112,482
1,000,000	(BAM Insured) 5.00%, 01/01/2040	1,099,681
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,034,160
1,020,000	5.00%, 11/01/2028	1,025,538
1,500,000	(AGM Insured) 5.00%, 11/01/2035	1,680,174
1,150,000	(AGM Insured) 5.00%, 11/01/2036	1,272,139
325,000	City of Chicago, IL, GO, (NATL Insured) 0.00%, 01/01/2026(5)	304,589
3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	3,487,825
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
1,775,000	(BAM Insured) 5.00%, 12/01/2026	1,786,842
310,000	(BAM Insured) 5.00%, 12/01/2027	312,033
1,000,000	(BAM Insured) 5.00%, 12/01/2034	1,006,385
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,101,168

The accompanying notes are an integral part of these financial statements.
78

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Illinois - 14.0% - (continued)
$ 1,690,000	5.00%, 11/15/2031	$ 1,856,111
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,121,462
2,970,000	4.00%, 11/15/2026	3,011,196
1,000,000	5.00%, 11/15/2026	1,034,763
4,300,000	5.00%, 11/15/2027	4,432,194
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	724,923
1,000,000	5.00%, 11/15/2028	1,017,384
2,650,000	5.00%, 11/15/2031	2,673,530
2,500,000	5.00%, 11/15/2033	2,521,723
2,135,000	5.00%, 11/15/2034	2,159,616
1,045,000	5.00%, 08/15/2035	1,141,189
3,035,000	5.00%, 05/15/2050(1)	3,035,460
	Illinois Housing Dev Auth, IL, Rev,
4,190,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 08/01/2048	4,142,422
4,545,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.50%, 10/01/2053	4,786,293
1,715,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 10/01/2053	1,813,896
	Illinois State Toll Highway Auth, IL, Rev
1,040,000	5.00%, 01/01/2037	1,195,307
1,055,000	5.00%, 01/01/2038	1,202,488
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,886,554
2,000,000	5.00%, 01/01/2029	2,092,363
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM Insured) 5.00%, 02/01/2026	4,099,054
1,665,000	5.00%, 02/01/2034	1,686,394
	Metropolitan Pier & Exposition Auth, IL, Rev,
4,000,000	(NATL Insured) 0.00%, 12/15/2024(5)	3,900,786
2,000,000	(AGM Insured) 0.00%, 06/15/2027(5)	1,780,685
3,895,000	0.00%, 12/15/2042(5)(7)	2,755,903
2,980,000	4.00%, 12/15/2042	2,843,341
1,000,000	5.00%, 12/15/2035	1,016,707
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	944,953
1,635,000	5.00%, 12/01/2025	1,669,678
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,029,042
1,940,000	5.00%, 06/01/2027	1,996,341
	Regional Transportation Auth, IL, Rev
600,000	5.00%, 06/01/2035	614,592
3,085,000	(NATL Insured) 6.00%, 07/01/2024	3,093,933
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,007,903
7,900,000	5.00%, 01/01/2026	8,086,304
2,560,000	5.00%, 01/01/2029	2,751,181
5,545,000	5.00%, 01/01/2030	6,028,640
2,775,000	5.00%, 01/01/2033	3,141,718
1,650,000	5.00%, 01/01/2036	1,789,987
1,520,000	5.00%, 01/01/2037	1,638,734
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM Insured) 5.00%, 01/01/2035	920,620
535,000	(AGM Insured) 5.00%, 01/01/2036	588,357
	State of Illinois Sales Tax, IL, Rev
1,185,000	5.00%, 06/15/2024	1,187,410
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Illinois - 14.0% - (continued)
$ 9,330,000	5.00%, 06/15/2035	$ 10,601,968
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,516,817
4,785,000	5.00%, 11/01/2025	4,867,529
1,985,000	5.00%, 02/01/2026	1,986,802
2,000,000	5.00%, 10/01/2026	2,059,705
6,540,000	5.00%, 11/01/2026	6,744,225
1,250,000	5.00%, 02/01/2027	1,292,725
5,000,000	5.00%, 10/01/2027	5,217,799
2,715,000	5.00%, 11/01/2028	2,833,241
1,215,000	5.00%, 03/01/2029	1,292,695
950,000	5.00%, 05/01/2033	950,883
5,240,000	5.00%, 12/01/2034	5,450,615
11,405,000	5.00%, 12/01/2042	12,056,398
3,460,000	5.00%, 03/01/2046	3,559,454
3,780,000	5.50%, 03/01/2042	4,114,622
		256,541,161
	Indiana - 1.4%
1,898,627	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,628,002
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	12,888,903
	Indiana Finance Auth, IN, Rev
1,000,000	5.00%, 12/01/2029	1,006,518
1,635,000	5.00%, 03/01/2032	1,720,057
1,720,000	5.00%, 03/01/2033	1,816,590
1,805,000	5.00%, 03/01/2034	1,916,309
485,000	5.50%, 03/01/2044	510,738
1,055,000	5.75%, 03/01/2054	1,112,840
1,015,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	989,676
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	920,414
180,000	5.00%, 01/01/2034	190,050
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,021,568
		25,721,665
	Iowa - 0.3%
650,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2024	652,169
5,265,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	5,180,296
		5,832,465
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,003,436
1,390,000	5.00%, 09/01/2028	1,411,096
		2,414,532
	Kentucky - 1.2%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,138,767
	Kentucky Bond Dev Corp., KY, Rev
1,000,000	5.00%, 09/01/2032	1,069,559
1,100,000	5.00%, 09/01/2033	1,175,861
1,200,000	5.00%, 09/01/2034	1,281,452
1,025,000	5.00%, 09/01/2035	1,092,738
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM Insured) 5.00%, 12/01/2047	1,359,267
	Kentucky Public Energy Auth, KY, Rev
4,000,000	4.00%, 01/01/2049(1)	3,998,474

The accompanying notes are an integral part of these financial statements.
79

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Kentucky - 1.2% - (continued)
$ 3,750,000	5.25%, 04/01/2054(1)	$ 3,963,263
	Kentucky State Property & Building Commission, KY, Rev
1,000,000	5.00%, 11/01/2037(3)	1,125,764
1,475,000	5.00%, 11/01/2039(3)	1,643,498
1,500,000	5.00%, 11/01/2040(3)	1,654,726
		22,503,369
	Louisiana - 1.1%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM Insured) 5.00%, 12/01/2027	2,032,572
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,718,571
880,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	876,378
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	968,697
1,155,000	6.00%, 11/15/2030	1,157,141
1,750,000	6.00%, 11/15/2035	1,728,485
	New Orleans Aviation Board, LA, Rev
750,000	5.00%, 01/01/2026	762,337
500,000	5.00%, 01/01/2027	514,239
1,250,000	5.00%, 01/01/2034	1,254,342
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,573,303
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured) 5.00%, 01/01/2026	1,857,407
2,950,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	2,895,204
		19,338,676
	Maine - 0.1%
675,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2024	676,032
1,185,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,171,171
		1,847,203
	Maryland - 0.0%
425,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	415,419
	Massachusetts - 1.9%
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2024(2)	1,000,148
1,000,000	4.00%, 10/01/2025(2)	999,972
635,000	4.00%, 10/01/2026(2)	634,259
85,000	4.00%, 07/15/2036	85,890
3,760,000	4.37%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	3,747,010
1,000,000	5.00%, 07/01/2025	1,013,377
1,720,000	5.00%, 07/01/2028	1,765,958
1,850,000	5.00%, 07/01/2029	1,886,410
3,350,000	5.00%, 07/01/2030	3,425,489
955,000	5.00%, 07/01/2031	969,244
3,000,000	5.00%, 02/15/2033	3,506,202
2,760,000	5.00%, 07/01/2035	2,815,923
1,500,000	5.00%, 07/15/2040	1,770,400
1,000,000	5.25%, 07/01/2048	1,058,622
1,175,000	5.25%, 07/01/2052	1,234,855
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	503,188
1,030,000	5.00%, 07/01/2026	1,046,875
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Massachusetts - 1.9% - (continued)
$ 1,050,000	5.00%, 07/01/2027	$ 1,078,827
1,125,000	5.00%, 07/01/2030	1,180,902
1,250,000	5.00%, 07/01/2031	1,321,822
	Massachusetts Housing Finance Agency, MA, Rev
400,000	3.25%, 06/01/2024	399,534
2,945,000	5.50%, 12/01/2052	3,082,103
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	208,753
		34,735,763
	Michigan - 3.5%
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,548,096
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,010,037
1,000,000	5.00%, 07/01/2028	1,009,923
1,000,000	(NATL Insured) 5.00%, 07/01/2029	1,001,974
2,700,000	5.00%, 10/01/2030	2,709,679
2,555,000	5.00%, 06/01/2033	2,556,612
1,000,000	5.00%, 06/01/2034	1,000,631
915,000	5.00%, 11/01/2034	971,872
1,000,000	5.00%, 11/01/2035	1,059,132
1,000,000	5.00%, 11/01/2036	1,058,806
1,700,000	5.00%, 02/28/2037	1,839,653
1,000,000	(BAM Insured) 5.00%, 11/01/2038	1,042,849
1,000,000	5.00%, 02/28/2039	1,065,952
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,365,586
10,075,000	5.00%, 04/15/2033	10,248,462
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,533,153
345,000	4.00%, 11/15/2032	351,228
2,830,000	5.00%, 11/15/2047	2,935,929
	Michigan State Housing Dev Auth, MI, Rev
1,550,000	4.25%, 12/01/2049	1,539,857
5,105,000	5.75%, 06/01/2054	5,404,107
2,620,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	2,604,607
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	73,529
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,489,756
		64,421,430
	Minnesota - 0.5%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,183,866
1,904,416	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,571,326
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,087,822
1,000,000	5.00%, 01/01/2036	1,082,836
1,000,000	5.00%, 01/01/2037	1,074,173
1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	1,661,071
	Minnesota Housing Finance Agency, MN, Rev,
280,000	(GNMA/FNMA/FHLMC Insured) 1.45%, 07/01/2024	277,726
340,000	(GNMA/FNMA/FHLMC Insured) 1.55%, 07/01/2025	326,544
		8,265,364

The accompanying notes are an integral part of these financial statements.
80

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
$ 1,000,000	5.00%, 10/15/2025	$ 1,015,098
2,450,000	5.00%, 10/15/2029	2,483,767
2,600,000	5.00%, 10/15/2037	2,662,477
		6,161,342
	Missouri - 0.2%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	572,965
1,000,000	(AGM Insured) 5.00%, 07/01/2047	1,020,626
1,255,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,261,213
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	90,000
		2,944,804
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
235,000	3.50%, 12/01/2042	232,173
1,020,000	4.00%, 12/01/2043	1,009,131
2,500,000	Montana Facs Finance Auth, MT, Rev 5.00%, 02/15/2028	2,561,298
		3,802,602
	Nebraska - 1.1%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,002,222
210,000	5.00%, 09/01/2025	212,139
3,325,000	5.00%, 09/01/2028	3,461,676
1,530,000	5.00%, 09/01/2033	1,613,796
3,890,000	5.00%, 09/01/2042	4,016,613
5,115,000	5.00%, 05/01/2054(1)	5,332,238
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,129,462
		19,768,146
	Nevada - 0.7%
	City of Las Vegas Special Improvement Dist Nos 808 & 810, NV, Special Assessment
250,000	5.00%, 06/01/2027	250,089
270,000	5.00%, 06/01/2028	270,105
475,000	5.00%, 06/01/2029	475,140
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	423,466
680,000	4.63%, 06/01/2043	640,279
920,000	4.63%, 06/01/2049	840,903
	City of Reno, NV, Rev
250,000	5.00%, 06/01/2024	250,043
250,000	5.00%, 06/01/2026	255,027
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	848,348
1,000,000	5.00%, 06/15/2028	1,053,928
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,953,951
400,000	5.00%, 07/01/2031	400,530
365,000	5.00%, 07/01/2032	365,478
300,000	5.00%, 07/01/2033	300,388
475,000	5.00%, 07/01/2034	475,559
2,995,000	5.00%, 07/01/2037	3,298,055
750,000	5.00%, 07/01/2043	779,040
		12,880,329
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	New Hampshire - 0.1%
$ 1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	$ 1,103,135
	New Jersey - 1.1%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AGM Insured) 5.00%, 07/01/2035	575,581
500,000	(AGM Insured) 5.00%, 07/01/2036	571,320
1,000,000	(AGM Insured) 5.00%, 07/01/2040	1,112,749
1,345,000	(AGM Insured) 5.00%, 07/01/2041	1,482,656
1,500,000	(AGM Insured) 5.00%, 07/01/2042	1,646,253
	New Jersey Health Care Facs Financing Auth, NJ, Rev
1,000,000	4.25%, 07/01/2054(3)	971,444
1,000,000	5.25%, 07/01/2054(3)	1,075,583
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,441,183
1,000,000	5.00%, 12/01/2026	1,022,126
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM Insured) 0.00%, 12/15/2032(5)	3,649,632
1,610,000	5.00%, 12/15/2024	1,620,625
2,100,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2034(3)	2,399,658
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,029,149
		20,597,959
	New Mexico - 0.3%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,145,037
	New Mexico Mortgage Finance Auth, NM, Rev,
1,695,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,682,705
3,090,000	(GNMA/FNMA/FHLMC Insured) 6.50%, 09/01/2054	3,392,637
		6,220,379
	New York - 9.9%
785,000	City of New York, NY, GO 4.00%, 03/01/2038	787,624
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,151,162
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	324,383
1,000,000	5.00%, 11/15/2030	1,107,746
1,025,000	5.00%, 11/15/2032	1,126,435
4,000,000	5.00%, 11/15/2034(1)	4,001,281
845,000	5.00%, 11/15/2036	871,530
9,005,000	5.00%, 11/15/2045(1)	9,622,515
1,025,000	5.00%, 11/15/2048	1,061,628
4,730,000	5.00%, 11/15/2052	4,827,810
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,329,491
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.00%, 01/01/2039	2,351,797
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,024,606
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
3,000,000	4.00%, 11/01/2036	3,063,030
1,525,000	4.00%, 11/01/2037	1,541,594
3,460,000	4.00%, 05/01/2038	3,503,354

The accompanying notes are an integral part of these financial statements.
81

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	New York - 9.9% - (continued)
$ 2,995,000	5.00%, 05/01/2036	$ 3,238,403
	New York City Transitional Finance Auth, NY, Rev
5,000,000	5.00%, 05/01/2035	5,802,141
4,000,000	5.00%, 05/01/2036	4,608,303
2,800,000	5.00%, 05/01/2037	3,195,824
1,750,000	5.00%, 02/01/2038	1,992,652
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,074,010
2,145,000	1.20%, 11/15/2028	1,845,620
2,035,000	2.75%, 02/15/2044	1,480,503
14,775,000	5.00%, 11/15/2044(2)	14,624,319
2,300,000	5.15%, 11/15/2034(2)	2,305,568
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	22,770,673
1,000,000	5.00%, 03/15/2030	1,001,111
2,500,000	5.00%, 03/15/2033	2,578,701
4,000,000	5.00%, 03/15/2036	4,229,454
4,000,000	5.00%, 03/15/2043	4,104,828
	New York State Thruway Auth, NY, Rev
1,000,000	4.00%, 01/01/2037	1,000,269
905,000	5.00%, 01/01/2038	1,021,282
5,000,000	New York State Urban Dev Corp., NY, Rev 4.00%, 03/15/2038	5,107,887
	New York Transportation Dev Corp., NY, Rev
265,000	5.00%, 12/01/2025	268,219
3,700,000	5.00%, 12/01/2030	3,958,823
3,870,000	5.00%, 12/01/2033	4,200,155
1,000,000	5.00%, 12/01/2036	1,069,747
3,335,000	6.00%, 04/01/2035	3,778,710
	Port Auth of New York & New Jersey, NY, Rev
2,750,000	5.00%, 10/15/2025	2,761,987
1,000,000	5.00%, 10/15/2028	1,010,681
2,635,000	5.00%, 10/15/2035	2,651,698
1,000,000	5.00%, 01/15/2036	1,095,264
1,500,000	5.00%, 12/01/2036	1,641,034
1,125,000	5.00%, 01/15/2037	1,221,050
1,460,000	5.00%, 12/01/2037	1,582,033
1,000,000	5.00%, 01/15/2038	1,076,825
4,500,000	5.00%, 11/01/2038	4,675,175
1,000,000	5.00%, 12/01/2038	1,076,755
1,455,000	5.00%, 08/01/2039	1,552,235
1,880,000	5.25%, 08/01/2040	2,038,195
1,330,000	State of New York Mortgage Agency, NY, Rev 3.25%, 10/01/2024	1,323,636
	Syracuse Industrial Dev Agency, NY, Rev
320,000	5.00%, 01/01/2029	242,272
2,635,000	5.00%, 01/01/2031	1,982,113
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,347,747
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(5)	974,571
3,750,000	5.00%, 11/15/2041	4,113,101
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,053,155
	Westchester County Local Dev Corp., NY, Rev
3,660,000	3.20%, 07/01/2028(2)	3,572,996
750,000	5.00%, 07/01/2038	804,433
1,000,000	(AGM Insured) 5.75%, 11/01/2049	1,125,812
		180,875,956
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	North Carolina - 0.6%
	North Carolina Housing Finance Agency, NC, Rev,
$ 690,000	(GNMA/FNMA/FHLMC Insured) 3.60%, 01/01/2046	$ 595,030
1,135,000	4.00%, 07/01/2047	1,123,301
1,340,000	(GNMA/FNMA/FHLMC Insured) 6.25%, 01/01/2055	1,443,884
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	240,510
565,000	5.00%, 01/01/2027	562,044
795,000	5.00%, 01/01/2028	788,136
275,000	5.00%, 01/01/2029	272,057
1,050,000	5.00%, 01/01/2039	966,738
3,670,000	5.00%, 01/01/2044	3,575,617
1,000,000	Raleigh Durham Airport Auth, NC, Rev 5.00%, 05/01/2030	1,034,826
		10,602,143
	Ohio - 2.6%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,002,636
500,000	5.00%, 02/15/2025	504,547
300,000	5.00%, 02/15/2026	307,262
	Buckeye Tobacco Settlement Financing Auth, OH, Rev
30,645,000	0.00%, 06/01/2057(5)	3,028,569
8,085,000	5.00%, 06/01/2055	7,319,103
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	415,886
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	455,938
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,625,615
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,588,217
	Ohio Higher Educational Facs Commission, OH, Rev
3,200,000	5.00%, 07/01/2036	3,599,293
2,800,000	5.00%, 07/01/2037	3,117,493
	Ohio Housing Finance Agency, OH, Rev
1,345,000	3.00%, 03/01/2052	1,294,635
2,440,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 09/01/2052	2,361,113
3,190,000	4.50%, 03/01/2050	3,184,880
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,846,105
	Summit County Dev Finance Auth, OH, Rev
115,000	5.50%, 12/01/2043	121,653
3,110,000	5.75%, 12/01/2053	3,283,179
3,000,000	6.00%, 12/01/2058	3,197,702
		47,253,826
	Oklahoma - 0.4%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,959,357
1,030,000	5.00%, 09/01/2033	1,144,153
	Oklahoma Dev Finance Auth, OK, Rev
935,000	5.25%, 08/15/2048	944,773
500,000	5.50%, 08/15/2052	508,221
935,000	5.50%, 08/15/2057	951,096
		6,507,600

The accompanying notes are an integral part of these financial statements.
82

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Oregon - 2.4%
$ 1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(1)(7)	$ 1,755,234
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(School Board Guaranty Insured) 0.00%, 06/15/2036(5)	1,495,726
405,000	(School Board Guaranty Insured) 0.00%, 06/15/2037(5)	228,177
500,000	(School Board Guaranty Insured) 0.00%, 06/15/2039(5)	249,230
8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2040(5)	3,847,925
10,420,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(5)	2,589,943
625,000	Jackson County School Dist No. 4, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2034(5)	409,267
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(5)	609,125
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(5)	438,058
2,500,000	Oregon Health & Science University, OR, Rev 4.00%, 07/01/2046	2,394,856
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,012,544
4,000,000	4.00%, 07/01/2036	3,969,111
1,000,000	5.00%, 07/01/2031	1,001,043
750,000	5.00%, 07/01/2032	750,774
3,650,000	5.00%, 07/01/2035	4,045,996
2,200,000	5.00%, 07/01/2036	2,420,332
2,000,000	5.00%, 07/01/2037	2,178,117
1,790,000	5.00%, 07/01/2038	1,933,993
2,800,000	5.00%, 07/01/2044	2,863,323
	Salem Hospital Facs Auth, OR, Rev
910,000	5.00%, 05/15/2038	899,142
720,000	5.00%, 05/15/2048	665,976
2,745,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,734,399
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(School Board Guaranty Insured) 0.00%, 06/15/2036(5)	918,998
1,600,000	(School Board Guaranty Insured) 0.00%, 06/15/2037(5)	924,892
1,790,000	(School Board Guaranty Insured) 0.00%, 06/15/2038(5)	973,527
		43,309,708
	Pennsylvania - 4.4%
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM Insured) 5.00%, 01/01/2035	2,210,798
1,000,000	(AGM Insured) 5.25%, 01/01/2036	1,119,787
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Pennsylvania - 4.4% - (continued)
$ 225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	$ 226,744
	City of Philadelphia Water & Wastewater, PA, Rev
930,000	5.00%, 11/01/2029	981,921
1,690,000	(AGM Insured) 5.00%, 09/01/2036	1,918,893
2,680,000	(AGM Insured) 5.00%, 09/01/2037	3,010,458
1,135,000	(AGM Insured) 5.00%, 09/01/2038	1,266,500
12,000,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	12,894,077
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,299,924
125,000	5.00%, 06/01/2028	131,861
1,070,000	5.00%, 06/01/2029	1,130,183
145,000	5.00%, 06/01/2031	153,453
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(2)	560,390
2,015,000	5.38%, 07/01/2039(2)	2,018,752
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,288,244
2,410,000	Harrisburg School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,508,633
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,106,905
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM Insured) 4.00%, 07/01/2039	987,957
2,290,000	(AGM Insured) 5.00%, 07/01/2036	2,459,657
2,415,000	(AGM Insured) 5.00%, 07/01/2037	2,576,812
	Lancaster County Hospital Auth, PA, Rev
635,000	5.00%, 07/01/2024	634,756
515,000	5.00%, 07/01/2025	514,102
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	934,425
1,750,000	4.00%, 07/01/2056	1,269,232
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,768,327
2,455,000	5.00%, 12/01/2046	2,441,744
	Pennsylvania Economic Dev Financing Auth, PA, Rev,
1,035,000	(AGM Insured) 5.00%, 01/01/2038	1,108,272
1,205,000	(AGM Insured) 5.00%, 01/01/2039	1,280,785
1,210,000	(AGM Insured) 5.00%, 01/01/2040	1,279,604
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029(3)	509,766
500,000	5.00%, 06/01/2033(3)	538,466
	Pennsylvania Higher Educational Facs Auth, PA, Rev
1,500,000	5.00%, 05/01/2025	1,513,922
920,000	5.00%, 05/01/2032	941,892
2,780,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,913,567
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	514,215
755,000	5.00%, 12/01/2042	782,136
1,885,000	5.25%, 12/01/2052	2,031,340

The accompanying notes are an integral part of these financial statements.
83

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Pennsylvania - 4.4% - (continued)
$ 195,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2032	$ 212,019
	School Dist of Philadelphia, PA, GO,
1,200,000	(State Aid Withholding Insured) 5.00%, 09/01/2024	1,203,506
2,415,000	(State Aid Withholding Insured) 5.00%, 09/01/2025	2,454,564
1,000,000	(State Aid Withholding Insured) 5.00%, 09/01/2027	1,044,350
1,100,000	(State Aid Withholding Insured) 5.00%, 09/01/2031	1,176,886
1,060,000	(State Aid Withholding Insured) 5.00%, 09/01/2032	1,137,461
1,245,000	(State Aid Withholding Insured) 5.25%, 09/01/2036	1,399,061
2,255,000	(State Aid Withholding Insured) 5.25%, 09/01/2037	2,539,356
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM State Aid Withholding Insured) 5.00%, 04/01/2028	2,564,493
105,000	(AGM State Aid Withholding Insured) 5.00%, 04/01/2029	111,912
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,525,443
		81,197,551
	Puerto Rico - 2.2%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,888,570
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,186,219
10,000,000	4.33%, 07/01/2040	9,759,657
4,750,000	5.00%, 07/01/2058	4,730,380
		39,564,826
	Rhode Island - 0.9%
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM ST APPROP Insured) 5.00%, 05/15/2027	2,733,774
2,020,000	(AGM Municipal Government Insured) 5.00%, 05/15/2028	2,106,624
2,000,000	(ST APPROP Insured) 5.00%, 05/15/2036	2,233,478
1,200,000	(ST APPROP Insured) 5.00%, 05/15/2038	1,307,819
1,020,000	5.00%, 06/01/2040	1,108,744
1,000,000	5.00%, 06/01/2041	1,079,421
5,000,000	5.00%, 06/01/2048	5,253,113
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	233,325
1,000,000	5.00%, 12/01/2028	1,049,958
		17,106,256
	South Carolina - 1.9%
4,135,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,093,448
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,856,363
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,566,636
1,375,000	5.00%, 05/01/2048	1,385,859
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,420,592
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	South Carolina - 1.9% - (continued)
$ 1,240,000	5.00%, 07/01/2029	$ 1,313,601
1,100,000	5.00%, 07/01/2030	1,163,494
3,190,000	5.00%, 07/01/2031	3,374,512
1,900,000	5.00%, 07/01/2032	1,987,517
1,000,000	5.00%, 07/01/2033	1,043,796
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,493,548
1,000,000	5.00%, 12/01/2026	1,029,566
1,460,000	5.00%, 12/01/2031	1,594,141
1,400,000	5.00%, 12/01/2032	1,527,982
4,965,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	5,298,557
		34,149,612
	South Dakota - 0.7%
	South Dakota Housing Dev Auth, SD, Rev
3,750,000	3.00%, 11/01/2052	3,602,611
545,000	3.50%, 11/01/2046	539,866
280,000	4.00%, 11/01/2047	277,371
1,425,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	1,502,596
5,995,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 11/01/2054	6,383,244
		12,305,688
	Tennessee - 1.0%
890,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2044	914,559
	Knox County Health Educational & Housing Facs Board, TN, Rev,
1,000,000	(BAM Insured) 5.50%, 07/01/2054	1,073,386
1,000,000	(BAM Insured) 5.50%, 07/01/2059	1,067,196
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
2,940,000	5.00%, 07/01/2031	3,229,455
3,330,000	5.00%, 07/01/2033	3,746,324
1,500,000	5.25%, 05/01/2048	1,592,680
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,113,503
1,000,000	5.50%, 07/01/2039	1,108,734
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	578,715
	Tennessee Housing Dev Agency, TN, Rev
445,000	3.50%, 07/01/2045	438,816
1,270,000	3.50%, 01/01/2047	1,251,232
1,660,000	4.00%, 01/01/2049	1,642,406
		17,757,006
	Texas - 9.4%
	Arlington Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD Insured) 5.00%, 08/15/2027	1,002,381
2,505,000	(PSF-GTD Insured) 5.00%, 08/15/2038	2,690,406
	Board of Regents of the University of Texas System, TX, Rev
2,000,000	4.00%, 08/15/2049(3)	1,913,819
1,000,000	4.13%, 08/15/2054(3)	955,426
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	2,802,469
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	729,816
1,000,000	5.00%, 01/01/2033	1,093,629
1,000,000	5.00%, 01/01/2036	1,081,957
1,000,000	5.00%, 01/01/2046	1,040,834

The accompanying notes are an integral part of these financial statements.
84

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Texas - 9.4% - (continued)
$ 1,500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2037	$ 1,502,428
1,000,000	City of Arlington, TX, Special Tax, (AGM Insured) 5.00%, 02/15/2034	1,007,456
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	612,769
1,125,000	5.00%, 11/15/2028	1,151,217
560,000	5.00%, 11/15/2030	574,074
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,017,846
1,075,000	4.00%, 08/15/2033	1,073,243
1,250,000	4.00%, 08/15/2034	1,241,052
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2025(5)	1,005,858
1,285,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2030(5)	1,012,690
330,000	(AMBAC Insured) 0.00%, 09/01/2033(5)	226,780
500,000	City of Houston, Combined Utility System, TX, Rev 5.25%, 11/15/2054(3)	544,547
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,531,337
1,355,000	5.00%, 02/01/2038	1,485,924
	Clear Creek Independent School Dist, TX, GO,
2,550,000	(PSF-GTD Insured) 0.28%, 02/15/2038(1)	2,520,320
3,530,000	(PSF-GTD Insured) 3.60%, 02/15/2035(1)	3,522,501
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD Insured) 4.00%, 08/15/2029	1,015,936
1,050,000	(PSF-GTD Insured) 4.00%, 08/15/2030	1,060,178
500,000	(PSF-GTD Insured) 4.00%, 08/15/2031	504,893
1,000,000	(PSF-GTD Insured) 5.00%, 08/15/2037	1,104,602
1,000,000	(PSF-GTD Insured) 5.00%, 08/15/2038	1,097,752
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD Insured) 5.00%, 02/15/2036	2,460,809
1,120,000	(PSF-GTD Insured) 5.00%, 02/15/2037	1,269,757
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,025,464
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2024	1,006,157
10,000,000	5.00%, 11/01/2031	10,872,261
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,455,076
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,524,801
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,138,683
	Harris County-Houston Sports Auth, TX, Rev
2,640,000	5.00%, 11/15/2030	2,651,844
500,000	5.00%, 11/15/2032	501,708
2,950,000	5.00%, 11/15/2034	2,957,371
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	540,893
1,000,000	5.00%, 12/01/2035	1,075,636
1,000,000	5.00%, 12/01/2036	1,070,861
	Kerrville Health Facs Dev Corp., TX, Rev
1,300,000	5.00%, 08/15/2024	1,301,862
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Texas - 9.4% - (continued)
$ 1,500,000	5.00%, 08/15/2035	$ 1,512,431
	Liberty Hill Independent School Dist, TX, GO,
4,500,000	(PSF-GTD Insured) 4.25%, 02/01/2057(3)	4,351,037
6,000,000	(PSF-GTD Insured) 5.00%, 02/01/2054(3)	6,329,964
	New Hope Cultural Education Facs Finance Corp., TX, Rev
3,375,000	5.00%, 11/01/2031	3,123,056
1,000,000	5.00%, 11/01/2046	790,235
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,085,962
1,200,000	5.00%, 01/01/2035	1,224,318
2,500,000	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured) 3.45%, 08/01/2054(1)(3)	2,496,906
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD Insured) 5.00%, 02/15/2037	1,123,220
1,000,000	(PSF-GTD Insured) 5.00%, 02/15/2038	1,113,562
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD Insured) 5.00%, 02/15/2041	4,378,524
3,510,000	(PSF-GTD Insured) 5.00%, 02/15/2042	3,829,865
4,490,000	(PSF-GTD Insured) 5.00%, 02/15/2043	4,868,129
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2034	1,218,694
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,010,532
	State of Texas, TX, GO
20,000,000	3.75%, 12/01/2050(1)	20,000,000
1,500,000	4.00%, 08/01/2029	1,506,801
1,085,000	4.00%, 08/01/2030	1,089,957
2,575,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 10/01/2034	2,506,436
1,500,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 2.25%, 07/01/2041	1,070,096
1,560,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,609,003
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,823,586
3,230,000	5.00%, 12/15/2032	3,399,252
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	914,103
1,080,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,041,407
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD Insured) 3.88%, 02/15/2036	3,172,498
3,000,000	Waco Educational Finance Corp., TX, Rev 4.00%, 03/01/2051	2,726,459
		171,293,356
	Utah - 0.4%
490,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	493,671
	Utah Housing Corp., UT, Rev,
755,000	(FHA Insured) 4.00%, 01/01/2045	749,125
5,000,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 07/01/2053	5,322,663
		6,565,459
	Vermont - 0.1%
	Vermont Housing Finance Agency, VT, Rev
435,000	4.00%, 11/01/2046	428,802
580,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/01/2048	575,156
		1,003,958

The accompanying notes are an integral part of these financial statements.
85

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Virginia - 2.6%
	Arlington County Industrial Dev Auth, VA, Rev
$ 880,000	5.00%, 07/01/2030	$ 960,314
5,295,000	5.00%, 07/01/2053(1)	5,699,120
7,545,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	7,523,243
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,931,536
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,181,960
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,943,880
2,500,000	7.00%, 09/01/2053	2,768,206
1,870,000	7.00%, 09/01/2059	2,063,159
3,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	3,262,912
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	3,024,951
1,250,000	4.00%, 07/01/2035	1,258,334
1,000,000	4.00%, 01/01/2036	1,003,585
1,100,000	4.00%, 01/01/2037	1,092,355
1,470,000	5.00%, 01/01/2027	1,494,425
3,490,000	5.00%, 07/01/2034	3,720,812
5,000,000	5.00%, 01/01/2036	5,298,286
2,000,000	5.00%, 12/31/2042	2,053,357
1,000,000	5.00%, 12/31/2047	1,012,290
		48,292,725
	Washington - 1.3%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NATL Insured) 0.00%, 06/01/2028(5)	1,787,134
2,000,000	Energy Northwest, WA, Rev 5.00%, 07/01/2040(3)	2,231,721
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,084,378
13,475,000	State of Washington, WA, GO 5.00%, 02/01/2040	13,563,237
2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	2,020,658
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(2)	1,089,446
		23,776,574
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	12,963,397
	Wisconsin - 3.4%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,432,841
1,360,000	5.00%, 12/01/2037	1,469,040
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,235,968
1,530,000	(AGM Insured) 4.00%, 07/01/2050	1,348,659
2,165,000	4.00%, 10/01/2051	1,843,745
680,000	5.00%, 09/01/2025(2)	678,829
2,940,000	(AGM Insured) 5.00%, 07/01/2035	3,080,360
1,050,000	(AGM Insured) 5.00%, 07/01/2036	1,095,940
2,875,000	5.00%, 10/01/2043(2)	2,672,246
2,340,000	5.00%, 10/01/2044	2,410,596
2,000,000	5.00%, 10/01/2048(2)	1,787,557
5,845,000	5.00%, 02/01/2052	5,705,267
3,350,000	5.00%, 02/01/2062	3,190,384
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.1% - (continued)
	Wisconsin - 3.4% - (continued)
$ 5,560,000	5.75%, 07/01/2053(2)		$ 5,849,599
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036		1,080,671
1,595,000	4.00%, 04/01/2039		1,580,589
1,350,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2031(5)		1,005,954
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,100,000	4.00%, 01/01/2047		698,819
1,200,000	4.00%, 08/15/2051		884,759
1,700,000	4.00%, 08/15/2055		1,218,634
1,670,000	4.00%, 01/01/2057		962,183
3,000,000	5.00%, 11/15/2027		3,015,198
1,700,000	5.00%, 12/01/2028		1,705,282
7,275,000	5.00%, 11/01/2039		6,567,966
1,000,000	5.00%, 11/01/2054		794,309
1,000,000	5.75%, 08/15/2054		1,016,203
415,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev 4.00%, 09/01/2045		412,212
1,205,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)		1,173,437
			62,917,247
	Wyoming - 0.0%
425,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 12/01/2046		420,908
	Total Municipal Bonds (cost $1,819,818,140)		$ 1,775,553,360
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,836,968	3.15%, 10/15/2036		$ 2,303,523
	Total U.S. Government Agencies (cost $2,886,862)		$ 2,303,523
	Total Long-Term Investments (cost $1,822,705,002)		$ 1,777,856,883
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
12,618,318	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $12,620,179; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $12,870,805		$ 12,618,318
	Total Short-Term Investments (cost $12,618,318)		$ 12,618,318
	Total Investments (cost $1,835,323,320)	97.9%	$ 1,790,475,201
	Other Assets and Liabilities	2.1%	38,267,648
	Total Net Assets	100.0%	$ 1,828,742,849
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
86

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $53,232,714, representing 2.9% of net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $32,397,948 at April 30, 2024.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,775,553,360	$ —	$ 1,775,553,360	$ —
U.S. Government Agencies	2,303,523	—	2,303,523	—
Short-Term Investments	12,618,318	—	12,618,318	—
Total	$ 1,790,475,201	$ —	$ 1,790,475,201	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
87

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0%
	Alabama - 8.3%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$ 102,534
400,000	5.25%, 12/01/2027	414,869
300,000	5.25%, 12/01/2028	312,488
275,000	5.25%, 05/01/2055(1)	294,394
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	404,228
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	513,538
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	510,496
250,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2024	250,398
350,000	State of Alabama Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2024	351,725
		3,154,670
	California - 3.4%
130,000	Bay Area Toll Auth, CA, Rev 4.07%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	127,358
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	398,892
95,000	5.00%, 12/01/2053(1)	99,488
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	201,042
35,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(3)	34,035
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	97,212
125,000	4.00%, 09/01/2026	124,188
120,000	4.00%, 09/01/2027	119,483
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	102,910
		1,304,608
	Colorado - 1.8%
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	212,514
70,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(2)	69,891
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	326,779
60,000	5.00%, 07/15/2025	60,662
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,076
		698,922
	Connecticut - 1.3%
80,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	79,052
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(1)	224,192
180,000	2.80%, 07/01/2048(1)	176,167
		479,411
	Florida - 3.5%
175,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2024	174,879
40,000	City of Pompano Beach, FL, Rev 1.45%, 01/01/2027	37,931
50,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2024	50,134
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	137,369
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	Florida - 3.5% - (continued)
$ 125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	$ 125,862
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	360,760
145,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	144,224
	Village Community Dev Dist No. 13, FL, Special Assessment
75,000	1.80%, 05/01/2026	72,126
120,000	2.63%, 05/01/2024	120,000
100,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.25%, 05/01/2028(3)	100,564
		1,323,849
	Georgia - 4.3%
	Main Street Natural Gas, Inc., GA, Rev
50,000	4.00%, 08/01/2049(1)	50,007
855,000	4.00%, 03/01/2050(1)	855,502
200,000	5.00%, 03/01/2026	202,300
300,000	5.50%, 09/15/2025	302,723
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	101,338
100,000	(AGM Insured) 5.00%, 07/01/2029	107,739
		1,619,609
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	103,670
	Illinois - 12.5%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	38,841
	Chicago Board of Education, IL, GO,
150,000	(NATL Insured) 0.00%, 12/01/2024(4)	146,246
110,000	(NATL Insured) 5.50%, 12/01/2026	111,956
500,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.00%, 01/01/2029	530,331
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	312,069
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	306,197
75,000	Illinois Finance Auth, IL, Rev 5.00%, 05/15/2050(1)	75,011
100,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 10/01/2053	105,766
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	85,702
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2026	103,401
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
225,000	(AGM Insured) 0.00%, 02/01/2025(4)	218,212
205,000	(AGM Insured) 5.00%, 02/01/2027	213,204
80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	80,508
200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	206,727
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	124,804
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM Insured) 5.00%, 01/01/2028	235,140
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	71,946
400,000	5.00%, 06/15/2027	410,625
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	305,174

The accompanying notes are an integral part of these financial statements.
88

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	Illinois - 12.5% - (continued)
$ 250,000	5.00%, 03/01/2026	$ 255,374
740,000	5.00%, 11/01/2028	772,228
		4,709,462
	Indiana - 2.0%
250,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 07/15/2024	250,484
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	514,239
		764,723
	Kentucky - 0.5%
200,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049(1)	199,924
	Louisiana - 0.7%
170,000	Parish of St John the Baptist, LA, Rev 2.13%, 06/01/2037(1)	169,221
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	98,142
		267,363
	Maine - 0.7%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2025	253,944
	Massachusetts - 2.0%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	4.37%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	99,655
150,000	5.00%, 07/01/2024	150,182
410,000	5.00%, 07/01/2025	413,379
80,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 07/01/2024	80,107
		743,323
	Michigan - 0.6%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	242,587
	Mississippi - 0.7%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	285,392
	Nebraska - 2.3%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,822
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	96,034
80,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	79,103
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	307,787
		853,746
	Nevada - 1.4%
150,000	City of Reno Sales Tax, NV, Rev, (AGM Insured) 5.00%, 06/01/2024	150,057
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	101,619
270,000	5.00%, 06/15/2026	278,620
		530,296
	New Jersey - 3.5%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,124
100,000	5.00%, 11/01/2028	106,804
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	New Jersey - 3.5% - (continued)
$ 140,000	New Jersey Educational Facs Auth, NJ, Rev 5.00%, 07/01/2024	$ 140,051
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	376,343
40,000	5.00%, 12/15/2024	40,264
300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM Insured) 5.25%, 01/01/2026(5)	307,857
105,000	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured) 5.00%, 07/15/2024	105,167
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	101,553
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,886
		1,307,049
	New Mexico - 2.3%
	New Mexico Mortgage Finance Auth, NM, Rev,
500,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 03/01/2053	479,489
35,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 03/01/2048	34,473
280,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 01/01/2050	275,523
65,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	64,284
		853,769
	New York - 5.7%
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	266,945
150,000	5.00%, 11/15/2027	155,590
500,000	5.00%, 11/15/2034(1)	500,160
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	157,520
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	315,183
200,000	5.00%, 12/01/2026	204,616
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	543,393
		2,143,407
	North Carolina - 0.1%
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,075
	North Dakota - 1.1%
	North Dakota Housing Finance Agency, ND, Rev
35,000	3.50%, 07/01/2046	34,414
395,000	3.75%, 07/01/2050	388,878
		423,292
	Ohio - 3.9%
565,000	City of Cleveland Airport System, OH, Rev 5.00%, 01/01/2027	581,090
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	450,559
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	144,566
225,000	Ohio Housing Finance Agency, OH, Rev 3.00%, 03/01/2052	216,575
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	67,658
		1,460,448

The accompanying notes are an integral part of these financial statements.
89

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	Oregon - 0.3%
$ 60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	$ 60,071
45,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	44,293
		104,364
	Pennsylvania - 4.0%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	100,775
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	111,068
250,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2024	250,000
	Pennsylvania Economic Dev Financing Auth, PA, Rev
50,000	5.00%, 05/15/2025	50,688
200,000	(AGM Insured) 5.00%, 01/01/2029	211,252
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	474,363
215,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	208,655
100,000	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured) 5.00%, 09/01/2029	107,188
		1,513,989
	Puerto Rico - 2.4%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	519,670
	Puerto Rico Sales Tax Financing Corp., PR, Rev
178,000	0.00%, 07/01/2024(4)	176,870
244,000	0.00%, 07/01/2029(4)	199,880
		896,420
	Rhode Island - 1.0%
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	362,004
	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.00%, 05/01/2024	150,000
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	66,153
		216,153
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev,
140,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/01/2039	138,667
85,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	89,628
		228,295
	Tennessee - 2.4%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	254,175
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	102,428
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	415,971
35,000	3.50%, 07/01/2045	34,514
55,000	3.50%, 01/01/2047	54,182
55,000	3.50%, 01/01/2048	54,117
		915,387
	Texas - 14.8%
	Central Texas Turnpike System, TX, Rev,
870,000	(AMBAC Insured) 0.00%, 08/15/2026(4)	794,966
100,000	5.00%, 08/15/2024	100,116
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	Texas - 14.8% - (continued)
$ 250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	$ 253,727
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	349,342
	City of Houston Hotel Occupancy Tax & Special, TX, Rev
40,000	4.00%, 09/01/2024	39,964
30,000	4.00%, 09/01/2026	30,225
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,047,074
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	91,038
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	290,793
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2030	163,667
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	105,382
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	521,061
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	271,050
765,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 3.50%, 07/01/2052	744,017
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	359,692
425,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	409,813
		5,571,927
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	130,974
	Virginia - 0.8%
190,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	189,452
30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	30,178
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	72,433
		292,063
	Washington - 1.9%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028	524,639
195,000	Tobacco Settlement Auth, WA, Rev 5.00%, 06/01/2024	195,062
		719,701
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	448,733
	Wisconsin - 4.8%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)	491,703
150,000	(AGM Insured) 4.00%, 07/01/2025	149,375
225,000	(AGM Insured) 4.00%, 07/01/2026	225,425
70,000	(AGM Insured) 4.00%, 10/01/2027	69,579
250,000	5.00%, 07/01/2029(3)	261,455
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.95%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)	177,675
210,000	4.00%, 01/01/2025	206,164

The accompanying notes are an integral part of these financial statements.
90

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.0% - (continued)
	Wisconsin - 4.8% - (continued)
$ 200,000	5.00%, 11/01/2025		$ 199,232
40,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)		38,952
			1,819,560
	Total Municipal Bonds (cost $37,972,473)		$ 36,978,109
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
62,987	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $62,996; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $64,406		$ 62,987
	Total Short-Term Investments (cost $62,987)		$ 62,987
	Total Investments (cost $38,035,460)	98.1%	$ 37,041,096
	Other Assets and Liabilities	1.9%	698,539
	Total Net Assets	100.0%	$ 37,739,635
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $606,777, representing 1.6% of net assets.
(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 36,978,109	$ —	$ 36,978,109	$ —
Short-Term Investments	62,987	—	62,987	—
Total	$ 37,041,096	$ —	$ 37,041,096	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
91

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8%
	Asset-Backed - Automobile - 1.2%
$ 2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	$ 2,784,730
702,772	Carvana Auto Receivables Trust 6.09%, 11/10/2026(1)	703,404
	Credit Acceptance Auto Loan Trust
267,402	1.00%, 05/15/2030(1)	266,131
790,042	1.26%, 10/15/2030(1)	780,460
1,433,376	FHF Trust 4.43%, 01/18/2028(1)	1,414,875
900,000	GM Financial Consumer Automobile Receivables Trust 6.41%, 05/16/2029	915,869
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,526,874
1,640,000	Hyundai Auto Receivables Trust 1.66%, 06/15/2028	1,522,788
335,156	JP Morgan Chase Bank NA - CACLN 0.89%, 12/26/2028(1)	329,963
	Lendbuzz Securitization Trust
1,143,050	1.46%, 06/15/2026(1)	1,113,599
4,245,199	7.50%, 12/15/2028(1)	4,291,140
	SFS Auto Receivables Securitization Trust
1,285,000	4.94%, 01/21/2031(1)	1,261,218
615,000	5.38%, 01/21/2031(1)	607,288
321,670	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	321,680
604,529	U.S. Bank NA 6.79%, 08/25/2032(1)	613,803
		20,453,822
	Asset-Backed - Credit Card - 0.2%
3,000,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,996,967
	Asset-Backed - Finance & Insurance - 0.3%
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	5,847,920
	Asset-Backed - Home Equity - 0.0%
77,622	Accredited Mortgage Loan Trust 5.00%, 01/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	77,457
	Commercial Mortgage-Backed Securities - 1.6%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,298,310
1,827,610	BX Commercial Mortgage Trust 6.09%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(2)	1,813,070
4,144,399	CSMC Trust 2.26%, 08/15/2037(1)	3,889,774
2,900,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	2,851,839
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,075,822
1,399,275	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,179,729
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,793,594
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,745,572
		28,647,710
	Other Asset-Backed Securities - 8.5%
	Affirm Asset Securitization Trust
59,757	1.07%, 08/15/2025(1)	59,478
2,590,000	5.61%, 02/15/2029(1)	2,564,099
2,445,000	6.61%, 01/18/2028(1)	2,454,895
41,640	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	41,487
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	693,522
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Other Asset-Backed Securities - 8.5% - (continued)
$ 2,440,000	Anchorage Capital CLO 1-R Ltd. 7.04%, 04/13/2031, 3 mo. USD Term SOFR + 1.71%(1)(2)	$ 2,435,679
1,918,871	Apidos CLO XII Ltd. 6.67%, 04/15/2031, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,921,348
1,482,307	Apidos CLO XX Ltd. 6.69%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,482,536
700,000	Apidos CLO XXIII Ltd. 6.81%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	700,989
2,750,000	Apidos CLO XXVIII 6.99%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,745,630
2,130,840	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,899,190
4,050,000	Atrium XIII 7.09%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,040,106
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,464,661
1,663,245	Benefit Street Partners CLO XII Ltd. 6.54%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	1,664,707
270,640	BHG Securitization Trust 5.32%, 10/17/2035(1)	269,848
4,961,051	BSPRT Issuer Ltd. 6.83%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	4,932,718
	Carlyle Global Market Strategies CLO Ltd.
1,054,629	6.55%, 04/17/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,054,752
3,244,795	6.57%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	3,249,636
1,000,000	6.98%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,000,052
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,051,768
	CIFC Funding Ltd.
3,096,998	6.63%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	3,098,788
2,484,527	6.70%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(2)	2,485,588
4,745,000	6.74%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	4,742,343
2,470,000	6.91%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,474,327
4,500,000	6.98%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	4,479,143
	DB Master Finance LLC
7,086,875	2.05%, 11/20/2051(1)	6,429,523
971,235	4.02%, 05/20/2049(1)	933,008
1,529,070	Dryden 37 Senior Loan Fund 6.69%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,530,666
871,971	Dryden 41 Senior Loan Fund 6.56%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	872,667
1,324,410	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,205,220
148,358	FCI Funding LLC 1.13%, 04/15/2033(1)	146,958
4,337,229	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,053,172
685,061	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.50%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(2)	685,642
3,500,000	Greenwood Park CLO Ltd. 6.99%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	3,484,271
1,025,075	KKR CLO 11 Ltd. 6.77%, 01/15/2031, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,026,516
998,605	KKR CLO 21 Ltd. 6.59%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	999,158

The accompanying notes are an integral part of these financial statements.
92

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Other Asset-Backed Securities - 8.5% - (continued)
$ 1,494,644	LCM 31 Ltd. 6.79%, 01/20/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	$ 1,499,352
1,291,666	LCM XXIV Ltd. 6.57%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,293,831
3,354,985	Madison Park Funding XVIII Ltd. 6.53%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	3,357,434
1,251,250	Magnetite XXV Ltd. 6.79%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	1,253,168
1,394,284	Marlette Funding Trust 1.30%, 12/15/2031(1)	1,384,770
4,843,317	MF1 Ltd. 6.67%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,807,457
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	1,899,633
3,121,509	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.61%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	3,122,389
4,483,937	Neuberger Berman Loan Advisers CLO 25 Ltd. 6.52%, 10/18/2029, 3 mo. USD Term SOFR + 1.19%(1)(2)	4,487,349
1,154,688	Octagon Investment Partners XVI Ltd. 6.60%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,154,924
	Palmer Square Loan Funding Ltd.
2,458,769	6.39%, 07/20/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	2,461,931
1,629,874	6.39%, 10/15/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	1,631,972
774,894	Progress Residential Trust 1.05%, 04/17/2038(1)	709,506
1,282,538	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,179,960
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	859,009
3,285,000	1.89%, 08/25/2045(1)	3,086,483
5,000,000	Stratus Static CLO Ltd. 7.22%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(2)	5,001,045
1,587,498	Symphony Static CLO I Ltd. 6.42%, 10/25/2029, 3 mo. USD Term SOFR + 1.09%(1)(2)	1,588,232
5,705,748	TCI-Symphony CLO Ltd. 6.61%, 10/13/2032, 3 mo. USD Term SOFR + 1.28%(1)(2)	5,714,860
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,616,847
4,875,000	2.17%, 10/15/2046(1)	4,407,505
2,265,963	3.19%, 07/15/2044(1)	2,250,706
5,450,000	Venture XV CLO Ltd. 6.77%, 07/15/2032, 3 mo. USD Term SOFR + 1.44%(1)(2)	5,438,272
	Voya CLO Ltd.
2,570,276	6.56%, 04/25/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	2,572,725
1,941,080	6.60%, 04/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,943,466
1,131,181	6.65%, 04/15/2031, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,131,644
		148,228,561
	Whole Loan Collateral CMO - 7.0%
	Angel Oak Mortgage Trust
927,872	0.91%, 01/25/2066(1)(3)	767,285
3,812,800	0.95%, 07/25/2066(1)(3)	3,099,749
644,292	0.99%, 04/25/2053(1)(3)	585,194
1,501,119	1.04%, 01/20/2065(1)(3)	1,198,982
1,714,948	1.07%, 05/25/2066(1)(3)	1,415,035
3,280,141	1.46%, 09/25/2066(1)(3)	2,617,334
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Whole Loan Collateral CMO - 7.0% - (continued)
$ 698,070	1.47%, 06/25/2065(1)(3)	$ 645,532
1,290,301	1.69%, 04/25/2065(1)(3)	1,175,367
196,037	2.47%, 12/25/2059(1)(3)	184,225
	Arroyo Mortgage Trust
1,610,655	1.18%, 10/25/2048(1)(3)	1,371,404
951,429	2.96%, 10/25/2048(1)(3)	873,185
267,197	3.81%, 01/25/2049(1)(3)	247,874
	BRAVO Residential Funding Trust
562,789	0.94%, 02/25/2049(1)(3)	490,530
480,257	1.45%, 05/25/2060(1)(3)	454,209
	Bunker Hill Loan Depositary Trust
453,623	1.72%, 02/25/2055(1)(3)	431,620
413,164	2.72%, 11/25/2059(1)(4)	399,796
	Citigroup Mortgage Loan Trust, Inc.
440,406	2.90%, 02/25/2058(1)(3)	423,417
544,330	3.25%, 03/25/2061(1)(3)	518,333
	COLT Mortgage Loan Trust
419,343	0.80%, 07/27/2054(1)	359,045
2,017,940	0.91%, 06/25/2066(1)(3)	1,621,506
1,498,254	0.92%, 08/25/2066(1)(3)	1,187,605
3,970,261	0.96%, 09/27/2066(1)(3)	3,126,967
5,003,760	1.11%, 10/25/2066(1)(3)	4,081,691
847,588	1.33%, 10/26/2065(1)(3)	748,602
3,726,779	1.40%, 10/25/2066(1)(3)	2,985,720
1,694,626	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,416,653
4,867,670	COLT Trust 1.39%, 01/25/2065(1)(3)	3,953,399
	CSMC Trust
1,872,837	0.81%, 05/25/2065(1)(3)	1,564,073
2,030,094	0.83%, 03/25/2056(1)(3)	1,662,982
3,042,343	1.02%, 04/25/2066(1)(3)	2,430,007
3,194,877	1.10%, 05/25/2066(1)(3)	2,567,800
2,829,995	1.17%, 07/25/2066(1)(3)	2,255,806
1,493,847	1.21%, 05/25/2065(1)(4)	1,343,259
3,685,680	2.00%, 01/25/2060(1)(3)	3,164,246
531,768	3.24%, 02/25/2050(1)(3)	480,704
	Deephaven Residential Mortgage Trust
420,129	0.72%, 05/25/2065(1)(3)	387,306
830,570	0.90%, 04/25/2066(1)(3)	705,099
	Ellington Financial Mortgage Trust
343,804	0.80%, 02/25/2066(1)(3)	283,995
764,711	0.93%, 06/25/2066(1)(3)	601,555
490,955	1.18%, 10/25/2065(1)(3)	438,982
145,358	2.74%, 11/25/2059(1)(3)	136,216
	GCAT Trust
1,468,794	0.87%, 01/25/2066(1)(3)	1,184,964
1,680,566	1.04%, 05/25/2066(1)(3)	1,349,572
2,337,760	1.09%, 05/25/2066(1)(3)	1,907,369
3,358,358	1.09%, 08/25/2066(1)(3)	2,642,455
4,905,887	1.26%, 07/25/2066(1)(3)	3,973,769
514,697	1.56%, 04/25/2065(1)(4)	469,782
1,583,968	2.47%, 04/25/2065(1)(3)	1,447,122
705,704	2.65%, 10/25/2068(1)(3)	662,090
329,753	3.25%, 01/25/2060(1)(4)	310,283
	Imperial Fund Mortgage Trust
2,404,521	1.07%, 06/25/2056(1)(3)	2,021,776
1,994,657	1.07%, 09/25/2056(1)(3)	1,597,667
2,525,038	1.60%, 11/25/2056(1)(3)	2,090,869
2,012,593	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,966,294
292,016	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	269,645
	MFA Trust
841,455	0.85%, 01/25/2056(1)(3)	781,874
563,600	1.01%, 01/26/2065(1)(3)	508,166
975,395	1.03%, 11/25/2064(1)(3)	828,995
717,374	1.15%, 04/25/2065(1)(3)	633,896

The accompanying notes are an integral part of these financial statements.
93

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.8% - (continued)
	Whole Loan Collateral CMO - 7.0% - (continued)
$ 390,648	1.48%, 03/25/2065(1)(3)	$ 361,134
2,072,511	1.91%, 11/25/2056(1)(3)	1,744,327
	Mill City Mortgage Loan Trust
2,835,830	1.13%, 11/25/2060(1)(3)	2,630,559
1,369,324	2.75%, 07/25/2059(1)(3)	1,297,360
202,897	2.75%, 01/25/2061(1)(3)	199,359
177,016	3.25%, 05/25/2062(1)(3)	172,838
194,298	3.50%, 05/25/2058(1)(3)	191,026
558,234	3.50%, 08/25/2058(1)(3)	537,232
	New Residential Mortgage Loan Trust
313,628	0.94%, 10/25/2058(1)(3)	287,433
426,927	1.65%, 05/24/2060(1)(3)	401,403
693,048	2.46%, 01/26/2060(1)(3)	626,638
208,206	3.25%, 09/25/2056(1)(3)	187,096
294,110	3.50%, 12/25/2057(1)(3)	275,381
191,984	3.75%, 11/26/2035(1)(3)	176,594
136,531	3.75%, 03/25/2056(1)(3)	125,431
234,745	3.75%, 11/25/2056(1)(3)	213,505
651,644	3.86%, 09/25/2057(1)(3)	592,501
405,129	4.00%, 02/25/2057(1)(3)	377,112
409,593	4.00%, 03/25/2057(1)(3)	380,052
286,898	4.00%, 04/25/2057(1)(3)	265,753
355,733	4.00%, 05/25/2057(1)(3)	329,007
342,363	4.00%, 12/25/2057(1)(3)	318,575
810,462	6.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	785,669
	OBX Trust
998,461	1.05%, 07/25/2061(1)(3)	752,784
3,254,362	1.10%, 05/25/2061(1)(3)	2,533,130
650,131	3.50%, 12/25/2049(1)(3)	555,052
4,070,973	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	3,303,278
225,870	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	214,508
40,448	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	39,270
4,745,124	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,782,120
1,229,986	STAR Trust 1.22%, 05/25/2065(1)(3)	1,064,293
	Starwood Mortgage Residential Trust
2,045,133	1.13%, 06/25/2056(1)(3)	1,629,157
257,046	1.49%, 04/25/2065(1)(3)	241,312
108,465	2.28%, 02/25/2050(1)(3)	100,771
	Towd Point Mortgage Trust
2,112,487	1.75%, 10/25/2060(1)	1,832,267
71,790	2.75%, 07/25/2057(1)(3)	70,554
316,635	2.75%, 10/25/2057(1)(3)	302,096
3,548,135	2.90%, 10/25/2059(1)(3)	3,281,545
558,625	3.25%, 03/25/2058(1)(3)	538,929
1,434,153	TRK Trust 1.15%, 07/25/2056(1)(3)	1,216,008
	Verus Securitization Trust
1,312,914	0.82%, 10/25/2063(1)(3)	1,178,701
986,385	0.82%, 01/25/2066(1)(3)	851,951
1,239,375	0.92%, 02/25/2064(1)(3)	1,084,518
3,015,864	1.01%, 09/25/2066(1)(3)	2,467,055
1,093,203	1.02%, 04/25/2064(1)(3)	963,064
743,032	1.03%, 02/25/2066(1)(3)	634,142
546,501	1.50%, 05/25/2065(1)(4)	514,012
182,583	3.42%, 01/25/2060(1)(4)	172,836
194,199	3.64%, 11/25/2059(1)(4)	187,489
729,366	Visio Trust 1.28%, 05/25/2056(1)	648,195
		121,683,899
	Total Asset & Commercial Mortgage-Backed Securities (cost $357,478,782)	$ 327,936,336
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7%
	Aerospace/Defense - 0.6%
	Boeing Co.
$ 5,000,000	2.20%, 02/04/2026	$ 4,662,954
1,215,000	6.26%, 05/01/2027(1)	1,218,571
790,000	HEICO Corp. 5.25%, 08/01/2028	781,271
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,169,382
		10,832,178
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,439,456
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,475,492
3,225,000	Tapestry, Inc. 7.00%, 11/27/2026	3,285,873
		5,761,365
	Auto Manufacturers - 1.5%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,968,156
4,250,000	3.38%, 11/13/2025	4,079,812
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,667,957
2,000,000	5.00%, 04/09/2027	1,964,885
2,000,000	5.55%, 07/15/2029	1,969,379
	Hyundai Capital America
4,000,000	5.25%, 01/08/2027(1)	3,952,425
4,000,000	5.30%, 01/08/2029(1)	3,921,607
3,000,000	5.95%, 09/21/2026(1)	3,009,234
		26,533,455
	Beverages - 0.9%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,960,001
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,748,714
	JDE Peet's NV
5,325,000	0.80%, 09/24/2024(1)	5,205,819
5,375,000	1.38%, 01/15/2027(1)	4,796,527
		15,711,061
	Biotechnology - 0.5%
2,750,000	Illumina, Inc. 5.80%, 12/12/2025	2,744,922
6,200,000	Royalty Pharma PLC 1.20%, 09/02/2025	5,837,959
		8,582,881
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
1,650,000	6.05%, 03/15/2025	1,651,887
3,515,000	6.35%, 11/15/2028	3,570,577
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	761,705
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,678,125
		7,662,294
	Commercial Banks - 18.6%
4,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	4,437,491
	AIB Group PLC
1,490,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(5)	1,518,919
4,000,000	7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,080,348
	Bank of America Corp.
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,668,590

The accompanying notes are an integral part of these financial statements.
94

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Commercial Banks - 18.6% - (continued)
$ 2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	$ 2,473,220
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	3,940,819
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	5,228,632
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,785,417
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	3,615,426
3,000,000	Banque Federative du Credit Mutuel SA 4.75%, 07/13/2027(1)	2,925,539
	Barclays PLC
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,605,707
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,478,185
2,500,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(5)	2,553,900
2,500,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,527,653
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,701,057
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,856,140
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,276,753
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,423,078
2,000,000	5.18%, 01/09/2030, (5.18% fixed rate until 01/09/2029; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	1,962,027
3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	3,276,946
3,500,000	5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(5)	3,441,845
	BPCE SA
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,558,239
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	763,390
3,000,000	2.38%, 01/14/2025(1)	2,925,570
3,925,000	4.75%, 07/19/2027(1)	3,823,812
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Commercial Banks - 18.6% - (continued)
$ 4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(5)(6)	$ 3,987,718
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(5)	3,211,110
	CaixaBank SA
4,130,000	5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(5)	4,058,391
3,475,000	6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(5)	3,521,128
5,000,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(5)	4,889,747
	Citizens Bank NA
873,000	4.12%, 05/23/2025, (4.12% fixed rate until 04/22/2025; 6 mo. USD SOFR + 1.40% thereafter)(5)	870,866
2,195,000	5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 6 mo. USD SOFR + 1.02% thereafter)(5)(6)	2,167,800
713,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	709,661
1,070,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	1,047,147
	Credit Agricole SA
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	3,259,829
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,669,609
	Danske Bank AS
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	6,661,092
3,220,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(5)	3,181,555
2,500,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,502,982
	Deutsche Bank AG
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	3,083,142
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,418,672
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,347,115
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	2,751,510
1,415,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	1,431,071

The accompanying notes are an integral part of these financial statements.
95

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Commercial Banks - 18.6% - (continued)
	Goldman Sachs Group, Inc.
$ 2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	$ 1,811,673
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,062,089
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	3,194,412
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	5,158,040
	HSBC Holdings PLC
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	6,828,349
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,333,517
6,560,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	6,564,584
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,569,939
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,872,914
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	4,908,709
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,899,545
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(5)	3,917,695
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(5)	4,343,228
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,379,110
3,380,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(5)	3,377,400
2,050,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	2,073,952
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,040,634
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,521,819
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,225,747
	Lloyds Banking Group PLC
1,950,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	1,932,470
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Commercial Banks - 18.6% - (continued)
$ 2,500,000	5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(5)	$ 2,503,350
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,167,073
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)(6)	1,869,862
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,497,519
8,600,000	4.70%, 01/27/2028	8,139,706
	Morgan Stanley
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,738,750
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	1,957,118
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	4,903,820
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	715,176
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(5)	3,523,831
1,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	1,762,830
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	3,056,822
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,453,867
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	5,414,296
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,945,999
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	2,980,401
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,546,084
	Societe Generale SA
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	3,398,029
5,200,000	4.68%, 06/15/2027(1)	5,075,871
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	2,513,923
	Standard Chartered PLC
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	1,917,524

The accompanying notes are an integral part of these financial statements.
96

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Commercial Banks - 18.6% - (continued)
$ 5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	$ 5,488,587
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,016,315
3,000,000	Synchrony Bank 5.63%, 08/23/2027	2,936,462
1,660,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	1,625,513
	UBS Group AG
1,090,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(5)	1,004,492
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,681,098
2,100,000	4.13%, 04/15/2026(1)	2,032,989
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,050,880
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	4,819,844
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,715,618
3,000,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,951,202
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,660,195
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	2,553,802
4,320,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	4,305,294
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(5)	5,006,090
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,186,383
	Westpac New Zealand Ltd.
2,500,000	4.90%, 02/15/2028(1)	2,447,111
3,000,000	5.20%, 02/28/2029(1)	2,951,711
		324,150,111
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,713,045
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,792,220
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,378,835
	Howard University
500,000	1.99%, 10/01/2025	469,807
655,000	2.52%, 10/01/2025	623,159
		10,977,066
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	2,988,798
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Distribution/Wholesale - 0.2%
$ 2,565,000	LKQ Corp. 5.75%, 06/15/2028	$ 2,562,082
	Diversified Financial Services - 3.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	931,667
3,420,000	2.45%, 10/29/2026	3,159,106
4,935,000	5.10%, 01/19/2029	4,813,928
4,165,000	6.45%, 04/15/2027	4,245,821
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,674,068
	Aircastle Ltd.
3,050,000	5.25%, 08/11/2025(1)	3,011,295
1,220,000	5.95%, 02/15/2029(1)	1,204,026
2,690,000	Ally Financial, Inc. 3.88%, 05/21/2024	2,686,431
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(5)	3,991,800
	Aviation Capital Group LLC
4,000,000	4.88%, 10/01/2025(1)	3,912,879
3,000,000	6.75%, 10/25/2028(1)	3,084,867
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,131,797
2,000,000	4.25%, 04/15/2026(1)	1,922,995
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	2,175,222
1,395,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	1,375,543
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	3,151,442
2,420,000	Charles Schwab Corp. 6.20%, 11/17/2029, (6.20% fixed rate until 11/17/2028; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,476,909
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	4,985,511
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,995,226
1,050,000	Nuveen LLC 5.55%, 01/15/2030(1)	1,041,912
5,200,000	Synchrony Financial 4.88%, 06/13/2025	5,112,867
4,000,000	Western Union Co. 1.35%, 03/15/2026	3,677,927
		65,763,239
	Electric - 2.9%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,703,423
3,575,000	Alliant Energy Finance LLC 5.95%, 03/30/2029(1)	3,608,581
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,179,752
	Edison International
1,840,000	3.55%, 11/15/2024	1,817,306
4,000,000	4.70%, 08/15/2025	3,938,659
2,180,000	5.25%, 11/15/2028	2,134,881
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,104,091
3,230,000	Enel Finance International NV 1.38%, 07/12/2026(1)	2,951,955
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	493,537
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,508,787
	Pacific Gas & Electric Co.
2,000,000	4.95%, 06/08/2025	1,975,970
5,150,000	5.45%, 06/15/2027	5,116,512
3,785,000	6.10%, 01/15/2029	3,815,950

The accompanying notes are an integral part of these financial statements.
97

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Electric - 2.9% - (continued)
	Public Service Enterprise Group, Inc.
$ 4,355,000	5.20%, 04/01/2029	$ 4,274,683
10,350,000	5.88%, 10/15/2028	10,446,651
		51,070,738
	Electronics - 0.9%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,674,352
3,775,000	6.00%, 01/15/2028	3,782,817
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,700,996
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,780,641
		15,938,806
	Entertainment - 0.7%
696,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	696,000
	Warnermedia Holdings, Inc.
5,520,000	3.64%, 03/15/2025	5,411,909
6,490,000	3.76%, 03/15/2027	6,119,007
		12,226,916
	Food - 0.1%
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	1,969,095
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026(1)	2,374,707
7,030,000	6.05%, 04/15/2028(1)	7,016,899
		9,391,606
	Healthcare - Products - 0.3%
5,775,000	Solventum Corp. 5.40%, 03/01/2029(1)	5,663,317
	Healthcare - Services - 1.3%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,800,308
4,175,000	HCA, Inc. 3.13%, 03/15/2027	3,903,419
1,265,000	Humana, Inc. 5.75%, 12/01/2028	1,269,948
515,000	ICON Investments Six DAC 5.85%, 05/08/2029	515,000
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	2,999,400
8,740,000	6.25%, 02/01/2029	8,889,419
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,769,614
		22,147,108
	Insurance - 2.4%
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,713,166
7,215,000	5.58%, 01/09/2029(1)	7,145,726
	Brighthouse Financial Global Funding
3,020,000	1.55%, 05/24/2026(1)	2,757,295
2,865,000	1.75%, 01/13/2025(1)	2,781,395
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,560,287
2,355,000	1.75%, 10/07/2026(1)	2,129,503
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,829,689
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,650,991
1,870,000	5.90%, 09/19/2028(1)	1,880,541
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)(6)	1,844,849
2,020,000	1.40%, 07/07/2025(1)	1,917,532
5,740,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	5,647,763
3,675,000	RGA Global Funding 6.00%, 11/21/2028(1)	3,732,384
		41,591,121
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Internet - 0.1%
$ 1,535,000	Meituan 2.13%, 10/28/2025(1)	$ 1,451,983
	Investment Company Security - 1.1%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	3,920,871
5,560,000	7.00%, 01/15/2027	5,658,559
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,951,940
4,275,000	3.25%, 07/15/2027	3,844,792
		19,376,162
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,826,440
	Lodging - 0.4%
4,325,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	4,123,780
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,505,523
		6,629,303
	Media - 0.6%
7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	7,067,709
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,551,997
		9,619,706
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,847,028
	Office/Business Equipment - 0.4%
	CDW LLC/CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	4,002,566
2,090,000	4.13%, 05/01/2025	2,052,178
		6,054,744
	Oil & Gas - 1.2%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,091,736
5,845,000	3.00%, 01/15/2025(1)	5,711,586
1,260,000	5.60%, 06/13/2028(1)	1,257,390
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,556,957
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,863,338
4,340,000	7.50%, 01/15/2028(1)	4,529,354
		21,010,361
	Packaging & Containers - 0.5%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,803,134
2,140,000	5.50%, 04/15/2028	2,114,577
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,059,902
		7,977,613
	Pharmaceuticals - 0.5%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,441,877
1,610,000	6.25%, 01/21/2029(1)	1,617,191
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027(6)	4,793,702
755,000	Viatris, Inc. 1.65%, 06/22/2025	719,135
		8,571,905
	Pipelines - 1.8%
	Columbia Pipelines Holding Co. LLC
3,680,000	6.04%, 08/15/2028(1)	3,713,599
755,000	6.06%, 08/15/2026(1)	757,443
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	2,997,040

The accompanying notes are an integral part of these financial statements.
98

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Pipelines - 1.8% - (continued)
$ 905,000	6.10%, 12/01/2028	$ 922,390
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	4,876,073
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,356,822
	Targa Resources Corp.
2,775,000	5.20%, 07/01/2027	2,743,416
3,000,000	6.15%, 03/01/2029	3,051,446
	Western Midstream Operating LP
5,725,000	3.10%, 02/01/2025	5,596,504
4,265,000	6.35%, 01/15/2029	4,357,777
		31,372,510
	Real Estate - 0.8%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	5,924,528
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,231,468
		13,155,996
	Real Estate Investment Trusts - 3.0%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,482,254
6,335,000	American Tower Trust I 5.49%, 03/15/2028(1)	6,304,279
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,479,581
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,523,485
4,875,000	4.80%, 09/01/2028	4,694,132
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	2,962,142
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,686,801
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,184,353
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028	3,508,221
5,000,000	Realty Income Corp. 4.75%, 02/15/2029(6)	4,835,983
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	898,426
1,390,000	1.88%, 07/15/2050(1)	1,293,518
1,745,000	2.84%, 01/15/2050(1)	1,705,976
1,985,000	VICI Properties LP 4.38%, 05/15/2025	1,950,765
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,772,049
		51,281,965
	Retail - 0.2%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,390,633
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,714,071
		4,104,704
	Savings & Loans - 0.2%
4,000,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	4,063,347
	Semiconductors - 0.6%
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,792,506
815,000	5.75%, 02/15/2029	818,762
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	2,947,867
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,172,068
		10,731,203
	Software - 0.6%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,576,502
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,849,879
1,784,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,750,859
		10,177,240
	Telecommunications - 1.1%
2,145,000	Motorola Solutions, Inc. 5.00%, 04/15/2029	2,096,708
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.7% - (continued)
	Telecommunications - 1.1% - (continued)
$ 10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	$ 9,916,877
7,450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	7,431,803
		19,445,388
	Trucking & Leasing - 1.4%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,319,518
1,450,000	2.63%, 03/20/2025(1)	1,402,556
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,791,928
1,425,000	2.70%, 11/01/2024(1)	1,402,226
2,275,000	4.40%, 07/01/2027(1)	2,186,690
2,795,000	5.35%, 03/30/2029(1)	2,745,570
2,645,000	5.70%, 02/01/2028(1)	2,638,350
5,000,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	4,875,488
		24,362,326
	Total Corporate Bonds (cost $921,683,621)	$ 901,022,617
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM-CR Insured) 5.45%, 08/15/2028	$ 1,831,426
	Total Municipal Bonds (cost $1,854,130)	$ 1,831,426
SENIOR FLOATING RATE INTERESTS - 16.4%(7)
	Advertising - 0.2%
2,725,844	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 2,737,429
493,803	CMG Media Corp. 8.91%, 12/17/2026, 3 mo. USD Term SOFR + 3.50%	415,821
		3,153,250
	Aerospace/Defense - 0.3%
686,550	Barnes Group, Inc. 7.82%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	687,621
1,078,575	Spirit Aerosystems, Inc. 9.58%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	1,083,299
	TransDigm, Inc.
3,112,463	8.06%, 08/24/2028, 3 mo. USD Term SOFR + 2.75%	3,127,434
733,163	8.56%, 02/28/2031, 3 mo. USD Term SOFR + 3.25%	737,144
		5,635,498
	Airlines - 0.1%
250,000	Air Canada 7.83%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	251,563
940,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	976,716
85,594	Kestrel Bidco, Inc. 8.42%, 12/11/2026, 1 mo. USD Term SOFR + 3.00%	85,593
295,750	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	303,298
512,984	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	528,425
		2,145,595

The accompanying notes are an integral part of these financial statements.
99

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Apparel - 0.2%
$ 389,240	Birkenstock GmbH & Co. KG 8.83%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	$ 390,459
1,306,125	Crocs, Inc. 7.56%, 02/20/2029, 3 mo. USD Term SOFR + 2.25%	1,310,696
965,250	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	964,845
		2,666,000
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	7.10%, 04/30/2026, 1 mo. EURIBOR + 3.25%	1,352,607
$ 1,127,175	8.32%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	1,129,993
1,055,846	First Brands Group LLC 10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,008,562
		3,491,162
	Beverages - 0.0%
598,687	Pegasus Bidco BV 9.06%, 07/12/2029, 3 mo. USD Term SOFR + 3.75%	599,813
	Chemicals - 0.3%
1,133,389	Axalta Coating Systems U.S. Holdings, Inc. 7.33%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	1,136,222
1,366,389	Element Solutions, Inc. 7.32%, 12/18/2030, 1 mo. USD Term SOFR + 2.00%	1,367,250
255,237	Nouryon Finance BV 9.42%, 04/03/2028, 3 mo. USD Term SOFR + 4.00%	255,717
	Tronox Finance LLC
843,074	8.04%, 03/10/2028, 3 mo. USD Term SOFR + 2.50%	842,021
991,627	8.55%, 04/04/2029, 3 mo. USD Term SOFR + 3.25%	992,043
		4,593,253
	Commercial Services - 1.5%
1,872,097	AlixPartners LLP 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,876,516
911,754	Allied Universal Holdco LLC 9.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	911,927
1,213,875	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	1,213,875
	Belron Finance U.S. LLC
766,300	7.58%, 04/13/2028, 3 mo. USD Term SOFR + 2.00%	766,683
744,375	7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	744,606
473,750	7.82%, 11/13/2025, 3 mo. USD Term SOFR + 2.25%	473,897
373,425	7.84%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	374,008
EUR 1,443,966	Boels Topholding BV 7.14%, 02/06/2027, 3 mo. EURIBOR + 3.25%	1,540,354
240,000	Boluda Towage SL 7.70%, 01/31/2030, 3 mo. EURIBOR + 3.75%	255,887
$ 498,170	BrightView Landscapes LLC 8.33%, 04/20/2029, 3 mo. USD Term SOFR + 3.00%	498,638
1,013,489	Ensemble RCM LLC 8.33%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,016,184
886,732	Fugue Finance BV 9.34%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	889,614
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Commercial Services - 1.5% - (continued)
$ 845,000	GTCR W Merger Sub LLC 8.31%, 01/31/2031, 1 mo. USD Term SOFR + 3.00%	$ 846,589
989,828	Hertz Corp. 8.68%, 06/30/2028, 1 mo. USD Term SOFR + 3.25%	908,305
543,638	OMNIA Partners LLC 9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	546,318
	Trans Union LLC
1,258,634	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	1,259,264
1,460,219	7.32%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,461,314
3,200,000	United Rentals, Inc. 7.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	3,210,656
	Verisure Holding AB
EUR 1,510,000	6.89%, 08/06/2026, 3 mo. EURIBOR + 3.00%	1,609,458
2,380,000	6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,530,413
$ 590,652	Verscend Holding Corp. 11.50%, 08/27/2025, U.S. (Fed) Prime Rate + 3.00%	590,800
665,000	Vestis Corp. 7.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	665,419
2,614,150	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	2,620,215
		26,810,940
	Construction Materials - 0.7%
981,555	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	979,886
597,863	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	599,627
224,824	Ingersoll-Rand Services Co. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	225,159
1,701,984	Jeld-Wen, Inc. 7.43%, 07/28/2028, 1 mo. USD Term SOFR + 2.00%	1,705,389
340,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	341,418
3,226,865	Quikrete Holdings, Inc. 7.82%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,228,026
2,029,309	Standard Industries, Inc. 7.68%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	2,034,179
1,150,000	Summit Materials LLC 7.80%, 01/12/2029, 3 mo. USD Term SOFR + 2.50%	1,157,912
1,550,301	Zurn Holdings, Inc. 7.43%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,557,572
		11,829,168
	Distribution/Wholesale - 0.4%
4,190,397	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	4,199,449
2,124,407	Core & Main LP 7.92%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	2,132,373
1,009,931	Windsor Holdings III LLC 9.32%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	1,017,506
		7,349,328
	Diversified Financial Services - 0.6%
1,670,509	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	1,678,110

The accompanying notes are an integral part of these financial statements.
100

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 1,929,723	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	$ 1,934,895
975,811	Deerfield Dakota Holding LLC 9.06%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	974,103
450,173	Delos Aircraft Leasing DAC 7.05%, 10/31/2027, 3 mo. USD Term SOFR + 2.00%	450,399
2,462,267	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,462,587
1,037,243	Russell Investments U.S. Institutional Holdco, Inc. 5.91%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%(8)	928,332
1,900,000	Setanta Aircraft Leasing DAC 7.56%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	1,904,275
		10,332,701
	Electric - 0.1%
1,083,721	ExGen Renewables IV LLC 8.10%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	1,082,670
	Electronics - 0.1%
1,644,047	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	1,648,667
803,000	Ingram Micro, Inc. 8.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	805,007
		2,453,674
	Engineering & Construction - 0.2%
2,089,562	Brown Group Holding LLC 8.17%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	2,089,248
342,125	Fluidra SA 7.34%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	341,513
869,975	KKR Apple Bidco LLC 8.18%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	870,523
		3,301,284
	Entertainment - 0.7%
1,019,700	Caesars Entertainment, Inc. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	1,020,720
1,800,000	Cedar Fair, L.P. 7.33%, 04/18/2031, 3 mo. USD Term SOFR + 2.00%	1,800,000
1,980,000	Cinemark USA, Inc. 9.06%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	1,986,356
1,930,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,931,447
525,638	Great Canadian Gaming Corp. 9.59%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	527,346
1,505,441	Light & Wonder International, Inc. 8.07%, 04/14/2029, 1 mo. USD Term SOFR + 2.75%	1,506,691
96,706	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	97,169
663,337	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	666,515
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Entertainment - 0.7% - (continued)
$ 717,225	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	$ 717,447
2,381,796	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	2,385,511
		12,639,202
	Environmental Control - 0.3%
2,488,635	Clean Harbors, Inc. 7.18%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	2,494,857
1,040,278	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	1,039,716
	Filtration Group Corp.
360,750	8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	361,352
871,200	9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	873,927
		4,769,852
	Food - 0.4%
756,403	B&G Foods, Inc. 7.82%, 10/10/2026, 1 mo. USD Term SOFR + 2.50%	755,095
EUR 1,290,000	Bellis Acquisition Co. PLC 6.60%, 02/16/2026, 6 mo. EURIBOR + 2.75%	1,369,929
$ 1,553,093	CHG PPC Parent LLC 8.43%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,553,093
919,187	Froneri International Ltd. 7.67%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	919,721
	U.S. Foods, Inc.
773,608	7.32%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	776,509
875,167	7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	877,389
753,351	Utz Quality Foods LLC 8.07%, 01/20/2028, 3 mo. USD Term SOFR + 2.75%	755,046
		7,006,782
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	7.18%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	949,486
1,231,985	7.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,231,221
362,859	7.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	362,405
		2,543,112
	Hand/Machine Tools - 0.1%
890,682	Alliance Laundry Systems LLC 8.90%, 10/08/2027, 3 mo. USD Term SOFR + 3.50%	893,131
	Healthcare - Products - 0.2%
	Avantor Funding, Inc.
EUR 393,974	6.35%, 06/12/2028, 1 mo. EURIBOR + 2.50%	420,453
$ 1,372,359	7.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	1,375,570
714,787	Insulet Corp. 8.32%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	716,575
1,801,049	Medline Borrower LP 8.07%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	1,805,029
		4,317,627
	Healthcare - Services - 0.5%
993,583	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	956,503

The accompanying notes are an integral part of these financial statements.
101

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Healthcare - Services - 0.5% - (continued)
$ 1,458,816	AHP Health Partners, Inc. 8.93%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	$ 1,461,252
1,211,485	Catalent Pharma Solutions, Inc. 7.43%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,209,716
1,278,900	EyeCare Partners LLC 9.07%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	665,028
379,227	ICON Luxembourg SARL 7.57%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	380,577
	IQVIA, Inc.
EUR 532,882	5.90%, 06/11/2025, 3 mo. EURIBOR + 2.00%	571,063
$ 1,226,925	7.31%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	1,231,735
94,485	PRA Health Sciences, Inc. 7.31%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	94,821
1,611,259	Surgery Center Holdings, Inc. 8.82%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	1,619,653
		8,190,348
	Home Builders - 0.1%
1,249,596	Installed Building Products, Inc. 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	1,250,383
1,103,787	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,106,547
		2,356,930
	Home Furnishings - 0.1%
1,235,391	Mattress Firm, Inc. 9.81%, 09/25/2028, 3 mo. USD Term SOFR + 4.25%	1,237,714
771,635	Weber-Stephen Products LLC 8.68%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	709,579
		1,947,293
	Insurance - 1.2%
	Acrisure LLC
2,135,359	8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	2,130,960
361,675	9.68%, 02/15/2027, 1 mo. USD Term SOFR + 4.25%	362,127
736,949	Alliant Holdings Intermediate LLC 8.82%, 11/06/2030, 1 mo. USD Term SOFR + 3.50%	739,610
434,500	AmWINS Group, Inc. 8.18%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	435,208
	Asurion LLC
2,741,881	8.68%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,677,146
848,750	8.68%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	823,288
1,195,090	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,159,237
555,790	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	541,289
1,055,000	10.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	958,077
2,491,685	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	2,504,043
1,424,750	Ryan Specialty Group LLC 8.07%, 09/01/2027, 1 mo. USD Term SOFR + 2.75%	1,426,175
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Insurance - 1.2% - (continued)
$ 3,465,757	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	$ 3,477,471
1,390,000	Truist Insurance Holdings LLC 8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	1,392,613
1,987,586	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	1,991,442
		20,618,686
	Internet - 0.3%
981,300	Endure Digital, Inc. 8.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	946,955
1,324,593	Gen Digital, Inc. 7.42%, 09/12/2029, 1 mo. USD Term SOFR + 2.00%	1,325,759
	Go Daddy Operating Co. LLC
1,073,987	7.32%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	1,073,944
938,438	7.43%, 08/10/2027, 1 mo. USD Term SOFR + 2.00%	939,057
1,228,613	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,223,588
		5,509,303
	Investment Company Security - 0.1%
1,820,012	Wec U.S. Holdings Ltd. 8.07%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,820,777
	IT Services - 0.4%
	Amentum Government Services Holdings LLC
358,613	9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	359,061
616,000	9.43%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	616,259
737,410	NCR Atleos LLC 10.18%, 03/27/2029, 3 mo. USD Term SOFR + 4.75%	740,787
1,851,484	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,851,151
1,659,004	Science Applications International Corp. 7.19%, 02/10/2031, 1 mo. USD Term SOFR + 1.88%	1,664,196
549,313	Surf Holdings LLC 8.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	550,126
1,028,623	Tempo Acquisition LLC 8.07%, 08/31/2028, 1 mo. USD Term SOFR + 2.75%	1,031,195
		6,812,775
	Leisure Time - 0.3%
	Carnival Corp.
293,771	8.07%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	295,240
1,276,983	8.07%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,280,980
2,178,400	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	2,178,400
962,775	MajorDrive Holdings IV LLC 9.57%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	966,385
		4,721,005
	Lodging - 0.3%
2,245,591	Four Seasons Hotels Ltd. 7.32%, 11/30/2029, 1 mo. USD Term SOFR + 2.00%	2,247,455

The accompanying notes are an integral part of these financial statements.
102

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Lodging - 0.3% - (continued)
$ 974,847	Hilton Domestic Operating Co., Inc. 7.42%, 11/08/2030, 1 mo. USD Term SOFR + 2.00%	$ 976,621
1,260,000	Station Casinos LLC 7.57%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	1,259,433
		4,483,509
	Machinery-Diversified - 0.2%
943,087	Gardner Denver, Inc. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	944,492
1,819,261	TK Elevator U.S. Newco, Inc. 8.79%, 04/30/2030, 3 mo. USD Term SOFR + 3.50%	1,826,120
		2,770,612
	Media - 1.1%
1,978,914	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	1,961,599
1,558,070	Charter Communications Operating LLC 7.05%, 02/01/2027, 1 mo. USD Term SOFR + 1.75%	1,555,951
	CSC Holdings LLC
1,056,182	7.94%, 04/15/2027, 1 mo. USD Term SOFR + 2.50%	887,858
1,282,281	9.82%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	1,235,337
209,805	DirecTV Financing, LLC 10.69%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	209,725
	EW Scripps Co.
674,660	7.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	665,316
603,900	8.43%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	566,042
1,154,860	Gray Television, Inc. 7.93%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	1,136,821
628,990	Nexstar Broadcasting, Inc. 7.93%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	629,027
815,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	817,852
2,630,000	Telenet Financing USD LLC 7.44%, 04/30/2028, 3 mo. USD Term SOFR + 2.00%	2,522,827
	Virgin Media Bristol LLC
EUR 800,000	7.13%, 01/31/2029, 1 mo. EURIBOR + 3.25%	842,824
$ 2,325,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,280,244
585,000	8.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	575,640
EUR 1,400,000	Virgin Media SFA Finance Ltd. 6.38%, 01/31/2029, 1 mo. EURIBOR + 2.50%	1,451,873
1,310,000	Ziggo BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	1,367,975
$ 1,345,000	Ziggo Financing Partnership 7.94%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	1,326,695
		20,033,606
	Mining - 0.1%
729,375	American Rock Salt Co. LLC 9.43%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	645,759
626,854	Arsenal AIC Parent LLC 9.07%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	630,772
		1,276,531
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 7.45%, 03/16/2029, 3 mo. EURIBOR + 3.50%	$ 1,580,586
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
$ 1,794,508	8.59%, 03/11/2028, 1 mo. USD Term SOFR + 3.25%	1,783,292
765,375	9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	765,475
1,169,175	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,173,559
1,906,677	TricorBraun Holdings, Inc. 8.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,883,359
		5,605,685
	Pharmaceuticals - 0.5%
4,731,581	Elanco Animal Health, Inc. 7.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	4,720,557
730,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	727,262
1,990,326	Jazz Financing Lux SARL 8.43%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	2,001,532
1,357,104	Pathway Vet Alliance LLC 9.18%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	1,133,670
210,000	Prestige Brands, Inc. 7.43%, 07/03/2028, 1 mo. USD Term SOFR + 2.00%	210,563
		8,793,584
	Pipelines - 0.5%
616,804	Buckeye Partners LP 7.32%, 11/01/2026, 1 mo. USD Term SOFR + 2.00%	618,445
904,478	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	907,725
743,137	GIP Pilot Acquisition Partners LP 8.31%, 10/04/2030, 3 mo. USD Term SOFR + 3.00%	745,738
2,154,903	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	2,162,316
742,105	Northriver Midstream Finance LP 7.80%, 08/16/2030, 3 mo. USD Term SOFR + 2.50%	743,032
1,023,850	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	1,026,410
2,177,462	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	2,187,674
272,685	Whitewater Whistler Holdings LLC 8.06%, 02/15/2030, 3 mo. USD Term SOFR + 2.75%	273,094
		8,664,434
	Retail - 1.4%
	1011778 BC Unlimited Liability Co.
930,000	0.00%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%(9)	930,660
1,727,774	7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	1,729,001

The accompanying notes are an integral part of these financial statements.
103

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Retail - 1.4% - (continued)
$ 2,497,647	Beacon Roofing Supply, Inc. 7.32%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	$ 2,503,691
513,309	EG Group Ltd. 11.24%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	504,650
928,737	Foundation Building Materials Holding Co. LLC 8.84%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	930,419
3,009,508	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	3,007,883
993,823	Harbor Freight Tools USA, Inc. 8.18%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	994,091
1,666,945	IRB Holding Corp. 8.17%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	1,668,862
1,689,495	KFC Holding Co. 7.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,687,248
1,961,313	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	1,962,136
1,673,775	Les Schwab Tire Centers 8.32%, 04/23/2031, 3 mo. USD Term SOFR + 3.00%	1,676,386
495,311	Medical Solutions Holdings, Inc. 8.67%, 11/01/2028, 1 mo. USD Term SOFR + 3.25%	436,760
1,050,251	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	977,206
978,475	Petco Health & Wellness Co., Inc. 8.82%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	843,279
1,118,375	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,101,040
1,962,907	SRS Distribution, Inc. 8.93%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	1,976,745
982,812	White Cap Buyer LLC 9.07%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	985,761
		23,915,818
	Semiconductors - 0.1%
1,056,646	MKS Instruments, Inc. 7.82%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	1,057,312
492,375	Synaptics, Inc. 7.84%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	490,937
		1,548,249
	Software - 1.6%
500,000	AppLovin Corp. 7.82%, 08/16/2030, 1 mo. USD Term SOFR + 2.50%	499,585
635,017	AthenaHealth Group, Inc. 8.57%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	633,429
1,094,800	CCC Intelligent Solutions, Inc. 7.68%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	1,093,826
1,547,093	DCert Buyer, Inc. 9.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	1,542,282
4,708,189	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	4,715,393
1,878,682	E2open LLC 8.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,883,961
524,300	EP Purchaser LLC 9.07%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	521,154
525,259	Epicor Software Corp. 8.68%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	527,134
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.4%(7) - (continued)
	Software - 1.6% - (continued)
$ 675,000	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	$ 678,375
	Iron Mountain, Inc.
989,474	7.18%, 01/02/2026, 1 mo. USD Term SOFR + 1.75%	986,753
713,212	7.57%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%	710,538
2,181,150	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	2,181,455
1,890,596	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	1,894,831
995,068	Playtika Holding Corp. 8.18%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	994,879
1,069,908	Polaris Newco LLC 9.59%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,062,644
1,432,800	Quartz Acquireco LLC 8.81%, 06/28/2030, 3 mo. USD Term SOFR + 3.50%	1,439,076
225,350	SS&C European Holdings SARL 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	225,296
1,597,061	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	1,596,718
1,641,921	UKG, Inc. 8.81%, 02/10/2031, 3 mo. USD Term SOFR + 3.50%	1,649,030
300,612	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	302,115
3,443,549	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	3,446,613
		28,585,087
	Telecommunications - 0.3%
2,371,371	Ciena Corp. 7.32%, 10/24/2030, 1 mo. USD Term SOFR + 2.00%	2,375,616
	Lorca Holdco Ltd.
EUR 1,390,000	7.60%, 09/17/2027, 6 mo. EURIBOR + 3.70%	1,482,237
1,002,234	8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,069,424
$ 809,250	Xplornet Communications, Inc. 9.57%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	134,878
569,592	Zacapa SARL 9.31%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	568,640
		5,630,795
	Transportation - 0.2%
1,646,745	First Student Bidco, Inc. 8.56%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,647,519
1,004,137	Savage Enterprises LLC 8.68%, 09/15/2028, 1 mo. USD Term SOFR + 3.25%	1,007,541
		2,655,060
	Total Senior Floating Rate Interests (cost $288,232,109)	$ 285,134,715
U.S. GOVERNMENT AGENCIES - 5.2%
	Mortgage-Backed Agencies - 5.2%
	Federal Home Loan Mortgage Corp. - 1.3%
790,208	1.00%, 05/25/2033	$ 703,517
1,704,145	1.00%, 05/15/2041	1,545,958
829,923	1.00%, 06/15/2044	745,296
216,434	1.25%, 07/15/2031	214,089
3,735,018	2.00%, 05/15/2040	3,222,685

The accompanying notes are an integral part of these financial statements.
104

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.2% - (continued)
	Mortgage-Backed Agencies - 5.2% - (continued)
	Federal Home Loan Mortgage Corp. - 1.3% - (continued)
$ 1,222,287	2.00%, 09/15/2041	$ 1,116,669
1,986,078	2.50%, 12/15/2042	1,737,295
1,406,051	3.00%, 04/01/2031	1,321,676
208,777	3.50%, 04/01/2027	202,702
1,854,538	3.50%, 03/01/2032	1,771,510
60,388	3.50%, 09/15/2043	58,882
1,551,377	3.50%, 07/25/2048	1,423,333
6,223	3.75%, 05/15/2039(4)	6,208
4,350,735	4.00%, 08/15/2054	4,099,375
754,249	4.50%, 07/15/2040	729,950
2,415,825	4.50%, 05/25/2045	2,286,198
1,677,763	5.00%, 12/25/2048	1,634,939
		22,820,282
	Federal National Mortgage Association - 3.2%
718,177	1.50%, 11/25/2042	651,858
1,109,340	2.00%, 04/25/2034	1,062,237
2,088,008	2.00%, 12/25/2042	1,697,528
2,407,150	2.50%, 03/25/2035	2,260,142
2,478,804	3.00%, 03/01/2033	2,335,753
2,880,159	3.00%, 02/25/2043	2,533,725
24,369	3.00%, 04/25/2043	23,869
538,784	3.00%, 05/25/2047	510,888
1,503,609	3.25%, 11/25/2043	1,418,065
9,106,127	3.38%, 08/25/2048	8,287,146
166,562	3.50%, 11/01/2026	162,492
642,032	3.50%, 12/01/2026	622,361
114,812	3.50%, 12/01/2028	110,705
2,074,094	3.50%, 10/25/2035	1,932,948
897,208	3.50%, 07/25/2045	863,372
509,370	3.50%, 05/25/2056	476,068
1,857,936	4.00%, 11/25/2041	1,707,379
12,568,284	4.00%, 05/25/2052	11,763,240
4,699,499	4.50%, 05/25/2040	4,540,761
6,091,261	4.50%, 09/25/2040	5,880,203
7,342,548	5.80%, 06/25/2041	7,382,277
		56,223,017
	Government National Mortgage Association - 0.7%
1,260,148	2.00%, 05/20/2046	1,050,704
2,594,082	2.50%, 10/20/2041	2,442,227
1,309,809	2.50%, 07/20/2042	1,223,597
483,027	3.00%, 08/20/2045	445,565
623,499	3.50%, 05/20/2048	569,080
6,579,624	4.50%, 07/20/2048	6,277,192
56,724	5.00%, 08/20/2039	55,613
		12,063,978
	Total U.S. Government Agencies (cost $94,098,991)	$ 91,107,277
U.S. GOVERNMENT SECURITIES - 5.8%
	U.S. Treasury Securities - 5.8%
	U.S. Treasury Notes - 5.8%
22,350,000	0.50%, 04/30/2027	$ 19,644,428
44,025,000	2.13%, 05/31/2026	41,524,517
15,000,000	2.63%, 05/31/2027	14,040,234
10,950,000	3.25%, 06/30/2027	10,436,291
10,000,000	3.88%, 01/15/2026	9,797,266
5,000,000	4.00%, 02/15/2026	4,906,250
	Total U.S. Government Securities (cost $103,001,383)	$ 100,348,986
	Total Long-Term Investments (cost $1,766,349,016)	$ 1,707,381,357
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
$ 3,638,212	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $3,638,749; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $3,711,133		$ 3,638,212
	Securities Lending Collateral - 0.3%
772,632	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(10)		772,632
2,575,442	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(10)		2,575,442
772,632	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(10)		772,632
772,632	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(10)		772,632
			4,893,338
	Total Short-Term Investments (cost $8,531,550)		$ 8,531,550
	Total Investments (cost $1,774,880,566)	98.5%	$ 1,715,912,907
	Other Assets and Liabilities	1.5%	26,413,775
	Total Net Assets	100.0%	$ 1,742,326,682
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $680,054,559, representing 39.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
105

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,568	06/28/2024	$ 317,765,000	$ (3,122,694)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,777	06/28/2024	$ 186,126,868	$ 3,532,836
U.S. Treasury 10-Year Note Future	622	06/18/2024	66,826,125	1,868,531
Total				$ 5,401,367
Total futures contracts				$ 2,278,673

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,800,117	USD	DEUT	05/08/2024	$ (9,577)
2,832,329	USD	2,614,000	EUR	DEUT	05/08/2024	41,790
19,661,429	USD	18,380,496	EUR	BNP	05/31/2024	21,545
2,803,141	USD	2,614,000	EUR	DEUT	06/04/2024	9,540
Total foreign currency contracts						$ 63,298
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 327,936,336	$ —	$ 327,936,336	$ —
Corporate Bonds	901,022,617	—	901,022,617	—
Municipal Bonds	1,831,426	—	1,831,426	—
Senior Floating Rate Interests	285,134,715	—	285,134,715	—
U.S. Government Agencies	91,107,277	—	91,107,277	—
U.S. Government Securities	100,348,986	—	100,348,986	—
Short-Term Investments	8,531,550	4,893,338	3,638,212	—
Foreign Currency Contracts(2)	72,875	—	72,875	—
Futures Contracts(2)	5,401,367	5,401,367	—	—
Total	$ 1,721,387,149	$ 10,294,705	$ 1,711,092,444	$ —
Liabilities
Foreign Currency Contracts(2)	$ (9,577)	$ —	$ (9,577)	$ —
Futures Contracts(2)	(3,122,694)	(3,122,694)	—	—
Total	$ (3,132,271)	$ (3,122,694)	$ (9,577)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
106

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1%
	Asset-Backed - Automobile - 6.1%
$ 5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	$ 5,540,508
1,115,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,115,004
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,084,659
7,725,000	Bridgecrest Lending Auto Securitization Trust 5.53%, 01/18/2028	7,707,556
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,538,041
4,049,000	6.57%, 10/15/2032(1)	4,069,694
4,290,000	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,271,101
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,667,430
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,144,065
	Exeter Automobile Receivables Trust
1,930,000	4.02%, 01/17/2028(1)	1,818,956
1,826,000	7.98%, 10/15/2031(1)	1,795,444
3,365,000	9.75%, 11/15/2030(1)	3,532,428
2,040,000	12.07%, 09/16/2030(1)	2,252,451
	Flagship Credit Auto Trust
1,065,000	1.49%, 02/15/2027(1)	1,033,636
4,775,000	10.89%, 07/15/2030(1)	4,998,372
2,991,000	11.44%, 04/15/2030(1)	3,180,164
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,681,939
10,000,000	5.28%, 02/15/2036(1)	9,934,272
4,500,000	Hertz Vehicle Financing III LLC 9.40%, 09/25/2029(1)	4,477,625
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,568,145
	Santander Bank Auto Credit-Linked Notes
1,000,000	5.00%, 12/15/2031(1)	988,937
1,200,000	6.17%, 12/15/2031(1)	1,183,061
1,325,000	8.41%, 12/15/2033(1)	1,325,069
2,000,000	9.97%, 05/15/2032(1)	2,071,799
750,000	12.24%, 12/15/2033(1)	767,208
715,000	13.75%, 06/15/2033(1)	760,032
	Santander Drive Auto Receivables Trust
2,270,452	1.13%, 11/16/2026	2,226,305
5,101,004	1.35%, 07/15/2027	4,959,527
17,065,000	1.67%, 10/15/2027	16,250,230
2,335,000	5.25%, 04/17/2028	2,321,787
7,175,000	5.73%, 04/17/2028	7,196,823
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,692,885
7,075,000	Tricolor Auto Securitization Trust 13.45%, 06/15/2028(1)	7,390,793
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,463,733
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,081,884
		144,091,563
	Asset-Backed - Credit Card - 0.6%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,074,133
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
$ 432,777	5.57%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	$ 129,606
752,727	5.59%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	207,420
789,546	5.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	182,769
505,602	5.89%, 04/25/2047, 1 mo. USD Term SOFR + 0.57%(2)	225,189
1,917,736	Morgan Stanley Mortgage Loan Trust 5.77%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	538,010
	Soundview Home Loan Trust
2,251,000	5.91%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,945,989
83,540	5.93%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	78,054
		3,307,037
	Commercial Mortgage-Backed Securities - 4.2%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	434,378
	BBCMS Mortgage Trust
2,490,000	1.10%, 04/15/2053(3)(4)	127,819
4,275,300	1.73%, 04/15/2053(3)(4)	249,718
1,270,000	4.25%, 02/15/2057(1)	877,162
405,000	6.00%, 02/15/2057	382,662
	Benchmark Mortgage Trust
12,750,126	1.39%, 03/15/2062(3)(4)	625,522
8,629,104	1.62%, 01/15/2054(3)(4)	647,914
675,000	4.00%, 12/15/2056(1)	451,614
541,000	4.97%, 03/15/2052(3)	433,357
1,545,000	7.64%, 12/15/2056(3)	1,601,732
	BPR Trust
3,470,000	8.63%, 11/05/2028(1)(3)	3,505,853
8,245,000	9.50%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,239,093
5,675,000	12.95%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,557,579
1,742,000	BX Commercial Mortgage Trust 8.29%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,715,870
	BX Trust
980,170	9.02%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	983,845
1,120,000	10.37%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,019,925
10,165,000	BXSC Commercial Mortgage Trust 9.46%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	9,987,113
2,260,000	CAMB Commercial Mortgage Trust 8.87%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,235,916
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,060,186
3,761,000	COMM Mortgage Trust 3.99%, 03/10/2046(1)(3)	2,839,058
1,350,000	Commercial Mortgage Trust 4.80%, 08/10/2047(3)	1,197,191
932	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	921
	DBJPM Mortgage Trust
17,229,916	1.55%, 08/10/2049(3)(4)	413,752
4,077,537	1.82%, 09/15/2053(3)(4)	213,765

The accompanying notes are an integral part of these financial statements.
107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	DC Trust
$ 2,740,000	8.48%, 04/13/2028(1)(3)	$ 2,715,879
3,460,000	10.31%, 04/13/2028(1)(3)	3,420,181
7,960,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	7,721,299
	GS Mortgage Securities Corp. Trust
6,870,000	2.95%, 11/05/2034(1)	5,147,536
1,450,000	9.99%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,383,375
	GS Mortgage Securities Trust
39,551	0.09%, 08/10/2044(1)(3)(4)	0 (5)
239,297	0.37%, 07/10/2046(3)(4)	2
7,442,653	0.77%, 02/13/2053(3)(4)	205,222
1,803,408	4.75%, 11/10/2045(1)(3)	1,639,298
175,000	5.11%, 04/10/2047(1)(3)	136,601
3,085,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(3)	3,065,512
	JP Morgan Chase Commercial Mortgage Securities Trust
531,927	2.73%, 10/15/2045(1)(3)	465,959
485,000	3.71%, 12/15/2047(1)(3)	301,185
2,172,833	5.05%, 12/15/2046(1)(3)	1,919,698
1,134,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.12%, 07/15/2046(1)(3)	646,359
	Morgan Stanley Capital I Trust
2,055,000	4.28%, 06/15/2050(3)	1,814,529
465,000	5.11%, 07/15/2049(1)(3)	402,319
4,551	5.26%, 10/12/2052(1)(3)	1,685
	MSWF Commercial Mortgage Trust
1,635,000	4.00%, 12/15/2056(1)	1,119,118
1,160,000	7.25%, 12/15/2056(3)	1,132,138
11,252,708	SREIT Trust 8.06%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	11,126,115
585,000	UBS Commercial Mortgage Trust 5.03%, 06/15/2050(1)(3)	466,360
15,000	Wells Fargo Commercial Mortgage Trust 4.25%, 05/15/2048(3)	12,980
	Wells Fargo NA
6,471,959	0.71%, 11/15/2062(3)(4)	175,588
28,338,611	0.75%, 11/15/2062(3)(4)	856,931
5,290,117	0.80%, 12/15/2052(3)(4)	163,859
11,805,099	0.99%, 01/15/2063(3)(4)	449,907
9,183,408	1.03%, 05/15/2062(3)(4)	323,857
4,169,954	1.32%, 03/15/2063(3)(4)	213,729
13,707,056	1.88%, 03/15/2063(3)(4)	1,168,191
	WFRBS Commercial Mortgage Trust
39,066	3.02%, 11/15/2047(1)	1,585
2,125,000	4.88%, 11/15/2045(1)(3)	1,931,554
215,000	5.00%, 06/15/2044(1)(3)	131,172
3,050,000	X-Caliber Funding LLC 8.83%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,043,680
		99,105,348
	Other Asset-Backed Securities - 5.3%
3,775,000	720 East CLO Ltd. 10.48%, 10/15/2036, 3 mo. USD Term SOFR + 5.15%(1)(2)	3,877,337
1,201,175	AASET Trust 6.41%, 01/16/2040(1)	342,450
3,230,496	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	2,316,247
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	2,081,309
2,660,000	9.17%, 02/15/2029(1)	2,625,890
3,925,000	11.32%, 09/15/2028(1)	4,040,544
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,001,194
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
$ 2,030,000	Bain Capital Credit CLO Ltd. 10.57%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(2)	$ 2,057,805
305,000	Ballyrock CLO 14 Ltd. 12.59%, 01/20/2034, 3 mo. USD Term SOFR + 7.26%(1)(2)	304,995
4,425,000	Barings CLO Ltd. 11.59%, 07/18/2029, 3 mo. USD Term SOFR + 6.26%(1)(2)	4,393,945
1,688,000	Bellemeade Re Ltd. 9.93%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,714,342
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	601,802
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	735,738
	CIFC Funding Ltd.
2,660,000	10.54%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	2,627,484
2,270,000	12.44%, 01/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	2,272,431
2,500,000	Dryden 64 CLO Ltd. 11.19%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	2,321,853
8,870,000	Eagle RE Ltd. 11.08%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,207,561
17,924	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	13,688
1,242,488	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,130,670
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.82%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,654,241
1,645,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 11.32%, 04/20/2037, 3 mo. USD Term SOFR + 6.00%(1)(2)	1,645,592
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,295,839
5,300,000	Golub Capital Partners CLO 72 B Ltd. 12.05%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,256,890
1,053,954	GSAMP Trust 5.52%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	613,143
1,743,394	HINNT LLC 8.00%, 03/15/2043(1)	1,611,195
	Home RE Ltd.
3,462,000	9.93%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,635,789
6,685,000	10.83%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	7,106,422
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	539,334
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,693,135
4,000,000	Neuberger Berman Loan Advisers 1.00%, 04/20/2038(1)(3)	3,524,400
2,825,000	Octagon Investment Partners 27 Ltd. 11.54%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,657,605
5,000,000	Octagon Investment Partners XVI Ltd. 11.33%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,672,725
3,000,000	Octagon Loan Funding Ltd. 11.58%, 11/18/2031, 3 mo. USD Term SOFR + 6.26%(1)(2)	2,826,321

The accompanying notes are an integral part of these financial statements.
108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Other Asset-Backed Securities - 5.3% - (continued)
$ 4,910,000	Palmer Square Loan Funding Ltd. 13.10%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	$ 4,862,776
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,412,606
1,750,000	SCF Equipment Leasing LLC 7.00%, 07/21/2036(1)	1,648,173
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	509,160
4,675,000	Triangle Re Ltd. 10.93%, 10/25/2033, 1 mo. USD Term SOFR + 5.61%(1)(2)	4,924,876
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,179,040
12,014,000	Verizon Master Trust 4.73%, 04/21/2031(1)	11,768,055
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,594,210
6,150,000	Webster Park CLO Ltd. 11.09%, 07/20/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	5,994,626
		124,293,438
	Whole Loan Collateral CMO - 5.7%
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,636,735
86,752	Banc of America Mortgage Trust 5.14%, 09/25/2035(3)	75,453
35,646	Bear Stearns ALT-A Trust 5.93%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	32,145
73,521	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	67,847
408,691	Chase Mortgage Finance Trust 5.50%, 11/25/2035	284,639
232,430	CHL Mortgage Pass-Through Trust 4.43%, 09/25/2047(3)	199,264
	Countrywide Alternative Loan Trust
24,908	5.50%, 12/25/2035, 1 mo. USD Term SOFR + 0.61%(2)	10,652
535,699	5.75%, 05/25/2036	197,921
77,587	5.97%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	67,123
534,577	6.00%, 05/25/2036	266,749
143,668	6.07%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	113,923
57,619	CSMC Trust 3.25%, 04/25/2047(1)(3)	51,111
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	3,778,442
	Federal National Mortgage Association Connecticut Avenue Securities
950,000	10.08%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	1,026,871
6,800,000	10.83%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	7,100,537
7,705,000	11.33%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	8,083,500
5,965,000	11.33%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	6,269,517
3,430,000	11.53%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	3,605,788
2,570,000	12.33%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	2,796,816
6,825,000	12.98%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	7,368,480
8,200,000	14.69%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	9,087,804
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 5,950,000	14.83%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	$ 6,748,528
1,400,000	15.18%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,601,967
29,602	GMACM Mortgage Loan Trust 3.64%, 04/19/2036(3)	22,911
223,504	GSR Mortgage Loan Trust 4.71%, 01/25/2036(3)	200,364
783,407	HarborView Mortgage Loan Trust 5.91%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	730,696
15,652	Impac CMB Trust 7.68%, 02/25/2036, 1 mo. USD Term SOFR + 2.36%(2)	14,809
324,629	IndyMac IMSC Mortgage Loan Trust 5.58%, 03/25/2047, 1 mo. USD Term SOFR + 0.26%(2)	210,431
	JP Morgan Mortgage Trust
119,468	4.44%, 05/25/2036(3)	94,924
91,357	5.01%, 11/25/2035(3)	72,679
19,404	5.31%, 04/25/2037(3)	13,977
2,000,000	LHOME Mortgage Trust 5.61%, 06/25/2026(1)(6)	1,885,767
37,301	MASTR Adjustable Rate Mortgages Trust 5.37%, 11/21/2034(3)	34,673
150,609	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.94%, 06/25/2036(3)	108,507
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(6)	3,256,091
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(6)	4,171,910
	PRET LLC
3,705,000	3.72%, 07/25/2051(1)(6)	3,318,431
6,350,000	3.84%, 07/25/2051(1)(6)	6,010,815
2,075,000	10.04%, 04/27/2054(1)	2,073,438
1,890,000	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(6)	1,647,145
9,920,000	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(6)	8,855,148
	PRPM LLC
5,688,000	4.83%, 10/25/2026(1)(6)	5,579,962
1,268,662	6.47%, 04/25/2026(1)(6)	1,190,256
1,032,411	7.70%, 11/25/2025(1)(6)	975,151
470,504	Structured Asset Mortgage Investments II Trust 5.89%, 02/25/2036, 1 mo. USD Term SOFR + 0.57%(2)	360,437
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(6)	12,721,765
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(6)	1,376,444
2,394,592	VOLT C LLC 4.83%, 05/25/2051(1)(6)	2,005,233
2,213,868	VOLT CI LLC 4.83%, 05/25/2051(1)(6)	1,831,478
2,081,644	VOLT XCIII LLC 4.83%, 02/27/2051(1)(6)	1,831,352
5,799,692	VOLT XCIV LLC 4.95%, 02/27/2051(1)(6)	5,119,660
4,229,670	VOLT XCIX LLC 4.95%, 04/25/2051(1)(6)	3,708,461
5,208,916	VOLT XCV LLC 4.95%, 03/27/2051(1)(6)	4,547,162

The accompanying notes are an integral part of these financial statements.
109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 11,801	WaMu Mortgage Pass-Through Certificates Trust 6.27%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	$ 10,723
277,164	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	182,082
		134,634,694
	Total Asset & Commercial Mortgage-Backed Securities (cost $534,167,656)	$ 519,506,213
CONVERTIBLE BONDS - 3.9%
	Airlines - 0.1%
1,925,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 1,886,500
	Auto Manufacturers - 0.1%
1,291,000	Ford Motor Co. 0.00%, 03/15/2026(7)	1,285,190
550,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	320,007
		1,605,197
	Biotechnology - 0.2%
1,800,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	1,652,040
1,485,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	1,464,955
2,335,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	2,367,674
		5,484,669
	Commercial Services - 0.3%
2,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(7)	2,291,317
513,000	Block, Inc. 0.13%, 03/01/2025	507,459
1,725,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	1,714,650
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,176,566
$ 2,220,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(7)	2,285,268
		7,975,260
	Diversified Financial Services - 0.0%
675,000	Bread Financial Holdings, Inc. 4.25%, 06/15/2028(1)	769,500
	Electric - 0.1%
1,370,000	PG&E Corp. 4.25%, 12/01/2027(1)	1,372,055
1,675,000	Southern Co. 3.88%, 12/15/2025	1,673,325
		3,045,380
	Energy-Alternate Sources - 0.2%
2,145,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	1,777,054
411,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	159,797
2,105,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(7)(9)	1,912,335
		3,849,186
	Engineering & Construction - 0.1%
1,745,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,897,688
	Entertainment - 0.1%
2,045,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	1,692,238
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.9% - (continued)
	Healthcare - Products - 0.2%
	Exact Sciences Corp.
$ 1,987,000	0.38%, 03/15/2027	$ 1,796,844
470,000	2.00%, 03/01/2030(1)	482,925
1,617,000	Insulet Corp. 0.38%, 09/01/2026	1,661,227
1,824,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,701,792
		5,642,788
	Internet - 1.0%
1,400,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,286,600
	Etsy, Inc.
445,000	0.13%, 10/01/2026	467,028
1,828,000	0.25%, 06/15/2028(9)	1,436,808
14,200,000	Meituan 0.00%, 04/27/2028(7)(8)	12,581,200
	Sea Ltd.
1,940,000	0.25%, 09/15/2026(9)	1,660,640
560,000	2.38%, 12/01/2025	587,160
1,901,000	Snap, Inc. 0.13%, 03/01/2028	1,483,730
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(7)	1,289,612
1,429,000	0.88%, 12/01/2028(1)(9)	1,601,909
1,750,000	Zillow Group, Inc. 1.38%, 09/01/2026	2,010,750
		24,405,437
	IT Services - 0.3%
2,405,000	Rapid7, Inc. 0.25%, 03/15/2027	2,072,809
1,700,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)(9)	2,033,200
676,000	Super Micro Computer, Inc. 0.00%, 03/01/2029(1)(7)	689,858
1,090,000	Zscaler, Inc. 0.13%, 07/01/2025	1,379,940
		6,175,807
	Leisure Time - 0.0%
229,000	Carnival Corp. 5.75%, 12/01/2027	321,745
89,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025	253,650
		575,395
	Lodging - 0.3%
6,125,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	6,534,946
	Machinery-Diversified - 0.1%
1,825,000	Middleby Corp. 1.00%, 09/01/2025	2,138,080
	Miscellaneous Manufacturing - 0.1%
245,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	356,597
2,024,000	John Bean Technologies Corp. 0.25%, 05/15/2026(9)	1,825,446
		2,182,043
	Pharmaceuticals - 0.2%
2,375,000	Dexcom, Inc. 0.25%, 11/15/2025	2,486,552
1,351,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,300,338
		3,786,890
	Real Estate Investment Trusts - 0.2%
	Rexford Industrial Realty LP
900,000	4.13%, 03/15/2029(1)	867,581
900,000	4.38%, 03/15/2027(1)	874,859
341,000	Ventas Realty LP 3.75%, 06/01/2026(1)	339,125
2,255,000	Welltower OP LLC 2.75%, 05/15/2028(1)	2,528,081
		4,609,646

The accompanying notes are an integral part of these financial statements.
110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.9% - (continued)
	Semiconductors - 0.1%
	ON Semiconductor Corp.
$ 850,000	0.00%, 05/01/2027(7)	$ 1,212,950
665,000	0.50%, 03/01/2029	641,725
		1,854,675
	Software - 0.2%
525,000	Bill Holdings, Inc. 0.00%, 12/01/2025(7)	484,050
1,230,000	Datadog, Inc. 0.13%, 06/15/2025	1,753,365
2,550,000	Dayforce, Inc. 0.25%, 03/15/2026	2,312,850
675,000	MongoDB, Inc. 0.25%, 01/15/2026	1,197,593
		5,747,858
	Total Convertible Bonds (cost $94,710,969)	$ 91,859,183
CORPORATE BONDS - 33.3%
	Advertising - 0.1%
1,961,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$ 1,660,119
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	362,522
	Agriculture - 0.2%
1,685,000	Kernel Holding SA 6.50%, 10/17/2024(1)	1,493,112
3,100,000	MHP Lux SA 6.25%, 09/19/2029(8)	2,079,077
		3,572,189
	Airlines - 0.1%
2,390,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(9)	1,849,985
	Apparel - 0.1%
1,580,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(9)	1,569,572
	Auto Manufacturers - 0.0%
718,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(10)(11)	672,771
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(8)	2,893,406
2,805,000	2.75%, 02/15/2027(8)	2,855,797
		5,749,203
	Chemicals - 0.6%
	Braskem Netherlands Finance BV
$ 895,000	4.50%, 01/31/2030(8)	755,192
1,225,000	7.25%, 02/13/2033(1)	1,162,010
200,000	7.25%, 02/13/2033(8)	189,716
1,340,000	8.50%, 01/12/2031(1)	1,362,446
	Itelyum Regeneration SpA
EUR 2,275,000	4.63%, 10/01/2026(8)	2,354,909
1,265,000	4.63%, 10/01/2026(1)	1,309,433
	OCP SA
$ 2,345,000	6.75%, 05/02/2034(1)	2,308,653
1,690,000	7.50%, 05/02/2054(1)	1,641,686
4,470,000	Sasol Financing USA LLC 5.50%, 03/18/2031	3,715,469
		14,799,514
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 8.4%
$ 530,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(10)	$ 512,870
EUR 2,700,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2028; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(8)(10)	3,003,903
12,040,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(10)	13,571,471
2,800,000	Banco de Credito Social Cooperativo SA 1.75%, 03/09/2028, (1.75% fixed rate until 03/09/2027; 1 yr. EUR Swap + 2.15% thereafter)(8)(10)	2,747,232
	Banco de Sabadell SA
1,800,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(8)(10)(11)	1,779,290
1,600,000	5.75%, 03/15/2026, (5.75% fixed rate until 03/15/2026; 5 yr. EUR Swap + 6.20% thereafter)(8)(10)(11)	1,662,733
$ 1,200,000	Banco Santander SA 6.59%, 05/24/2024, 3 mo. USD SOFR + 1.24%(2)	1,200,761
EUR 700,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(8)(10)(11)	817,561
1,365,000	Bank of Cyprus PCL 7.38%, 07/25/2028, (7.38% fixed rate until 07/25/2027; 3 mo. EURIBOR + 4.10% thereafter)(8)(10)	1,558,044
$ 1,108,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(10)	1,144,541
	Bank of Nova Scotia
2,088,000	4.90%, 06/04/2025, (4.90% fixed rate until 06/04/2025; 5 yr. USD CMT + 4.55% thereafter)(10)(11)	2,039,933
1,919,000	8.00%, 01/27/2084, (8.00% fixed rate until 01/27/2029; 5 yr. USD CMT + 4.02% thereafter)(10)	1,928,944
	Banque Federative du Credit Mutuel SA
EUR 3,600,000	3.63%, 09/14/2032(8)	3,823,734
1,900,000	3.88%, 06/16/2032, (3.88% fixed rate until 06/16/2027; 5 yr. EUR Swap + 2.20% thereafter)(8)(10)	1,990,404
	Barclays PLC
$ 1,415,000	6.13%, 12/15/2025, (6.13% fixed rate until 12/15/2025; 5 yr. USD CMT + 5.87% thereafter)(10)(11)	1,360,152
GBP 1,350,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 yr. U.K. Government Bond + 6.02% thereafter)(8)(10)(11)	1,623,540
EUR 900,000	BAWAG Group AG 1.88%, 09/23/2030, (1.88% fixed rate until 09/23/2025; 5 yr. EUR Swap + 2.35% thereafter)(8)(10)	905,061

The accompanying notes are an integral part of these financial statements.
111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 3,395,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(10)	$ 3,505,008
	Belfius Bank SA
EUR 1,800,000	3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 yr. EUR Swap + 2.94% thereafter)(8)(10)(11)	1,803,302
3,500,000	4.13%, 09/12/2029	3,792,470
	BNP Paribas SA
1,500,000	1.13%, 01/15/2032, (1.13% fixed rate until 01/15/2027; 5 yr. EUR Swap + 1.20% thereafter)(8)(10)	1,460,743
$ 2,010,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(8)(10)(11)	1,595,895
2,410,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 yr. USD CMT + 3.34% thereafter)(1)(10)(11)	1,934,137
678,000	8.00%, 08/22/2031, (8.00% fixed rate until 08/22/2031; 5 yr. USD CMT + 3.73% thereafter)(1)(10)(11)	673,371
	BPCE SA
EUR 5,600,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(8)(10)	5,461,845
1,300,000	4.50%, 01/13/2033(8)	1,433,352
$ 2,710,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(10)	2,678,244
EUR 1,835,000	BPER Banca SpA 8.38%, 01/16/2029, (8.38% fixed rate until 01/16/2029; 5 yr. EUR Swap + 5.95% thereafter)(8)(10)(11)	2,024,406
	CaixaBank SA
$ 2,000,000	5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 yr. EUR Swap + 4.50% thereafter)(8)(10)(11)	2,035,792
1,320,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(10)	1,290,053
1,450,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(10)	1,498,133
EUR 1,400,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(8)(10)(11)	1,548,528
$ 445,000	Citibank NA 5.57%, 04/30/2034	443,876
	Citigroup, Inc.
1,441,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(10)(11)	1,375,985
889,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(10)(11)	896,541
	Citizens Financial Group, Inc.
686,000	5.65%, 10/06/2025, (5.65% fixed rate until 10/06/2025; 5 yr. USD CMT + 5.31% thereafter)(9)(10)(11)	670,397
555,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(10)	543,147
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 2,150,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(10)	$ 2,157,008
EUR 2,000,000	Cooperatieve Rabobank UA 3.25%, 12/29/2026, (3.25% fixed rate until 12/29/2026; 5 yr. EUR Swap + 3.70% thereafter)(8)(10)(11)	1,954,778
	Credit Agricole SA
$ 1,875,000	4.75%, 03/23/2029, (4.75% fixed rate until 03/23/2029; 5 yr. USD CMT + 3.24% thereafter)(1)(10)(11)	1,593,229
EUR 1,300,000	7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(8)(10)(11)	1,449,306
3,600,000	Crelan SA 5.25%, 01/23/2032, (5.25% fixed rate until 01/23/2031; 1 yr. EURIBOR ICE Swap + 2.75% thereafter)(8)(10)	3,990,528
	Danske Bank AS
$ 2,400,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(10)	2,261,690
5,833,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 yr. USD CMT + 3.39% thereafter)(8)(10)(11)	5,366,360
EUR 1,490,000	4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(8)(10)	1,580,890
	Deutsche Bank AG
$ 670,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(10)	538,804
EUR 1,800,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(8)(10)(11)	1,632,394
$ 1,400,000	6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(9)(10)(11)	1,299,024
1,123,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(10)(11)	1,070,579
	Freedom Mortgage Corp.
4,515,000	12.00%, 10/01/2028(1)	4,844,956
5,380,000	12.25%, 10/01/2030(1)	5,837,076
	Goldman Sachs Group, Inc.
1,148,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(10)(11)	1,044,524
2,063,000	4.95%, 02/10/2025, (4.95% fixed rate until 02/10/2025; 5 yr. USD CMT + 3.22% thereafter)(9)(10)(11)	2,025,440
EUR 1,510,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(8)(10)	1,833,972
$ 2,200,000	HSBC Holdings PLC 7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(10)	2,338,999

The accompanying notes are an integral part of these financial statements.
112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 8.4% - (continued)
$ 754,000	Huntington Bancshares, Inc. 4.45%, 10/15/2027, (4.45% fixed rate until 10/15/2027; 7 yr. USD CMT + 4.05% thereafter)(10)(11)	$ 668,242
	Intesa Sanpaolo SpA
3,100,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(10)	2,540,747
630,000	6.63%, 06/20/2033(1)	634,613
2,965,000	7.80%, 11/28/2053(1)	3,183,071
515,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(10)	558,152
	JP Morgan Chase & Co.
1,200,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(10)	1,040,144
510,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(10)	494,273
	Jyske Bank AS
EUR 1,460,000	5.13%, 05/01/2035, (5.13% fixed rate until 02/01/2030; 5 yr. EURIBOR ICE Swap + 2.50% thereafter)(8)(10)	1,580,191
1,480,000	7.00%, 08/13/2030, (7.00% fixed rate until 08/13/2030; 5 yr. EURIBOR ICE Swap + 4.46% thereafter)(8)(10)(11)	1,585,048
1,400,000	KBC Group NV 4.25%, 10/24/2025, (4.25% fixed rate until 10/24/2025; 5 yr. EUR Swap + 3.59% thereafter)(8)(10)(11)	1,421,244
$ 600,000	M&T Bank Corp. 6.08%, 03/13/2032, (6.08% fixed rate until 03/13/2031; 6 mo. USD SOFR + 2.26% thereafter)(10)	586,273
EUR 13,300,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(8)(10)	12,748,842
	Nova Ljubljanska Banka DD
1,600,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(8)(10)	1,763,254
1,000,000	7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(8)(10)	1,119,376
545,000	Novo Banco SA 3.50%, 02/19/2043(8)	480,939
	OTP Bank Nyrt
2,706,000	2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 yr. EURIBOR ICE Swap + 3.20% thereafter)(8)(10)	2,844,354
$ 620,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(8)(10)	637,050
	Piraeus Financial Holdings SA
EUR 2,090,000	5.50%, 02/19/2030, (5.50% fixed rate until 02/19/2025; 5 yr. EUR Swap + 5.77% thereafter)(8)(10)	2,199,758
1,720,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(8)(10)	1,894,067
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 8.4% - (continued)
EUR 1,300,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(8)(10)	$ 1,445,766
	Societe Generale SA
$ 5,130,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(10)(11)	4,556,800
1,105,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 1 yr. USD CMT + 2.95% thereafter)(1)(10)	1,129,235
1,630,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 yr. USD CMT + 5.39% thereafter)(1)(10)(11)	1,659,151
2,950,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(10)(11)	3,090,573
2,300,000	Standard Chartered PLC 7.10%, 01/30/2027, 3 mo. USD LIBOR + 1.51%(3)(8)(11)(12)	2,183,853
919,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(10)	944,859
	UBS Group AG
830,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(8)(10)(11)	745,124
1,540,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(10)	1,492,716
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(10)	2,098,228
8,005,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(10)(11)	8,785,769
2,075,000	9.25%, 11/13/2028, (9.25% fixed rate until 11/13/2028; 5 yr. USD CMT + 4.75% thereafter)(1)(10)(11)	2,214,465
EUR 3,390,000	UniCredit SpA 3.88%, 06/03/2027, (3.88% fixed rate until 06/03/2027; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(8)(10)(11)	3,174,628
GBP 2,810,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(8)(10)(11)	3,892,424
$ 2,516,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(9)(10)(11)	2,383,816
		198,932,001
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
450,000	3.10%, 02/02/2031(8)	343,590
1,720,000	4.00%, 07/30/2027(8)	1,546,805
200,000	4.20%, 08/04/2027(8)	180,766
1,735,000	4.38%, 07/03/2029(8)	1,498,221
EUR 2,535,000	House of HR Group BV 9.00%, 11/03/2029(1)	2,776,612
2,495,000	Nexi SpA 1.63%, 04/30/2026(8)	2,529,532
	Verisure Holding AB
308,000	3.25%, 02/15/2027(1)	315,139

The accompanying notes are an integral part of these financial statements.
113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Services - 0.6% - (continued)
EUR 555,000	3.88%, 07/15/2026(1)	$ 585,633
410,000	3.88%, 07/15/2026(8)	432,630
	Verisure Midholding AB
2,480,000	5.25%, 02/15/2029(8)	2,547,408
306,000	5.25%, 02/15/2029(1)	314,317
$ 175,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	178,276
		13,248,929
	Construction Materials - 0.2%
2,281,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)(9)	2,055,038
2,360,000	Sisecam U.K. PLC 8.63%, 05/02/2032(1)	2,391,152
		4,446,190
	Diversified Financial Services - 2.0%
685,000	AerCap Holdings NV 5.88%, 10/10/2079, (5.88% fixed rate until 10/10/2024; 5 yr. USD CMT + 4.54% thereafter)(10)	676,452
815,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(10)(11)	704,620
1,542,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(10)(11)	1,456,927
1,916,000	American Express Co. 3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(9)(10)(11)	1,748,298
753,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(10)	691,975
2,800,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	2,912,739
660,000	Capital One Financial Corp. 7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(10)	709,934
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(10)(11)	8,051,807
505,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	535,433
	Discover Financial Services
1,373,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(10)(11)	1,372,928
4,970,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(10)	5,469,834
3,003,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	3,024,778
3,030,000	goeasy Ltd. 7.63%, 07/01/2029(1)	3,042,617
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(13)(14)	—
4,435,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	4,167,388
GBP 2,910,000	Jerrold Finco PLC 7.88%, 04/15/2030(1)	3,577,648
$ 1,754,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,628,200
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Diversified Financial Services - 2.0% - (continued)
	Midcap Financial Issuer Trust
$ 539,000	5.63%, 01/15/2030(1)	$ 452,528
4,280,000	6.50%, 05/01/2028(1)	3,865,442
1,805,000	Nuveen LLC 5.55%, 01/15/2030(1)	1,791,097
	PennyMac Financial Services, Inc.
1,673,000	5.75%, 09/15/2031(1)	1,518,630
135,000	7.88%, 12/15/2029(1)	137,811
		47,537,086
	Electric - 2.9%
5,565,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(8)	4,592,615
11,325,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	11,196,102
275,000	AES Andes SA 7.13%, 03/26/2079, (7.13% fixed rate until 05/20/2024; 5 yr. USD Swap + 4.64% thereafter)(8)(10)	271,357
4,331,038	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	3,653,188
1,725,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	1,806,285
1,955,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(8)	1,857,292
	CMS Energy Corp.
1,712,000	3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(10)	1,386,966
674,000	4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(10)	608,802
	Dominion Energy, Inc.
722,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(10)(11)	661,078
1,393,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(10)(11)	1,359,310
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(10)(11)	4,691,945
8,216,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(10)(11)	7,870,939
2,728,000	Emera, Inc. 6.75%, 06/15/2076 (6.75% fixed rate until 06/15/2026; thereafter)	2,696,928
	Pacific Gas & Electric Co.
4,271,000	6.70%, 04/01/2053	4,390,959
915,000	6.75%, 01/15/2053	943,286
1,848,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(10)	1,677,346
664,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(10)	633,044
	Termocandelaria Power Ltd.
3,581,200	7.88%, 01/30/2029(8)	3,577,977
140,000	7.88%, 01/30/2029(1)	139,874
14,645,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	14,319,881
		68,335,174

The accompanying notes are an integral part of these financial statements.
114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Electronics - 0.0%
$ 500,000	Coherent Corp. 5.00%, 12/15/2029(1)	$ 461,279
	Energy-Alternate Sources - 1.6%
	Energo-Pro AS
10,447,000	8.50%, 02/04/2027(1)	10,448,567
1,515,000	11.00%, 11/02/2028(1)	1,639,472
870,000	11.00%, 11/02/2028(8)	941,479
8,880,000	FS Luxembourg SARL 8.88%, 02/12/2031(1)	8,453,129
4,313,400	Greenko Dutch BV 3.85%, 03/29/2026(8)	4,022,246
	Greenko Power II Ltd.
1,552,500	4.30%, 12/13/2028(8)	1,381,981
324,000	4.30%, 12/13/2028(1)	288,413
11,735,000	Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(1)	11,573,644
		38,748,931
	Engineering & Construction - 0.8%
	IHS Holding Ltd.
3,885,000	6.25%, 11/29/2028(8)	3,350,812
310,000	6.25%, 11/29/2028(1)	267,375
	International Airport Finance SA
7,436,101	12.00%, 03/15/2033(1)	7,893,793
6,052,308	12.00%, 03/15/2033(8)	6,424,828
2,060,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(1)	2,032,190
		19,968,998
	Entertainment - 0.4%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	506,647
250,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	232,195
	Melco Resorts Finance Ltd.
864,000	5.38%, 12/04/2029(8)	766,853
3,091,000	5.75%, 07/21/2028(8)	2,861,255
920,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	924,097
EUR 2,405,000	Motion Finco SARL 7.38%, 06/15/2030(8)	2,666,074
$ 740,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. 8.00%, 08/01/2030(1)	757,368
		8,714,489
	Environmental Control - 0.1%
2,400,000	Covanta Holding Corp. 4.88%, 12/01/2029(1)	2,103,220
	Food - 0.3%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(8)	3,885,320
$ 3,340,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	3,424,486
		7,309,806
	Food Service - 0.5%
EUR 11,435,000	Elior Group SA 3.75%, 07/15/2026(8)	11,399,964
	Gas - 0.0%
$ 500,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	520,733
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 2,305,000	3.75%, 01/15/2028(8)	$ 2,306,016
1,100,000	7.65%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,186,129
		3,492,145
	Healthcare - Services - 0.0%
$ 1,238,000	Humana, Inc. 5.50%, 03/15/2053	1,129,122
	Home Builders - 0.1%
1,225,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,258,140
	Insurance - 1.1%
1,300,000	Acrisure LLC/Acrisure Finance, Inc. 8.25%, 02/01/2029(1)	1,293,945
GBP 1,340,000	Admiral Group PLC 8.50%, 01/06/2034(8)	1,823,971
EUR 1,775,000	AIA Group Ltd. 0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 yr. EUR Swap + 1.10% thereafter)(8)(10)	1,621,751
$ 1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,071,295
	AssuredPartners, Inc.
659,000	5.63%, 01/15/2029(1)	600,878
955,000	7.50%, 02/15/2032(1)	927,182
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)(9)	989,379
655,000	5.68%, 02/23/2026(1)	653,348
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(8)(10)(11)	509,916
1,916,000	Global Atlantic Fin Co. 4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(10)	1,692,587
3,675,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	3,616,340
1,360,000	HSB Group, Inc. 6.50%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,278,766
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)(9)	828,340
165,000	7.38%, 01/31/2032(1)	163,480
3,005,000	La Mondiale SAM 4.80%, 01/18/2048, (4.80% fixed rate until 01/18/2028; 5 yr. USD CMT + 3.24% thereafter)(8)(10)	2,774,216
3,094,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(10)	2,816,035
568,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(10)(11)	604,964
EUR 1,300,000	Sogecap SA 6.50%, 05/16/2044, (6.50% fixed rate until 11/16/2033; 3 mo. EURIBOR + 4.40% thereafter)(8)(10)	1,499,570
		24,765,963

The accompanying notes are an integral part of these financial statements.
115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Internet - 0.5%
	Cerved Group SpA
EUR 4,979,000	6.00%, 02/15/2029(1)	$ 4,929,844
2,620,000	6.00%, 02/15/2029(8)	2,594,134
3,195,000	9.19%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(8)	3,275,534
1,030,000	9.19%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,055,962
$ 691,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	684,366
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,699
		12,618,539
	Investment Company Security - 0.1%
SGD 2,750,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(8)	1,926,616
	Iron/Steel - 0.2%
	CSN Resources SA
$ 3,160,000	4.63%, 06/10/2031(8)	2,484,932
1,444,000	5.88%, 04/08/2032(1)	1,204,884
		3,689,816
	Leisure Time - 0.4%
670,000	Carnival Corp. 10.50%, 06/01/2030(1)	728,582
1,123,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	1,053,920
	Pinnacle Bidco PLC
EUR 2,760,000	8.25%, 10/11/2028(8)	3,075,074
1,650,000	8.25%, 10/11/2028(1)	1,838,360
GBP 2,080,000	10.00%, 10/11/2028(8)	2,697,569
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	491,488
		9,884,993
	Lodging - 1.0%
12,705,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(8)	11,863,508
12,930,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	10,955,930
		22,819,438
	Media - 0.5%
1,179,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	981,448
1,162,000	Comcast Corp. 2.89%, 11/01/2051	703,977
	CSC Holdings LLC
1,009,000	4.50%, 11/15/2031(1)	640,175
420,000	11.75%, 01/31/2029(1)	373,006
1,925,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	1,513,787
GBP 1,285,000	Virgin Media Secured Finance PLC 4.13%, 08/15/2030(8)	1,322,672
3,770,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(8)	4,198,740
$ 1,635,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	1,250,787
		10,984,592
	Mining - 0.8%
	First Quantum Minerals Ltd.
1,795,000	6.88%, 10/15/2027(1)	1,726,505
335,000	9.38%, 03/01/2029(1)	346,864
	Glencore Funding LLC
664,000	2.50%, 09/01/2030(1)	549,229
295,000	3.88%, 04/27/2051(1)	205,732
515,000	5.89%, 04/04/2054(1)	486,955
765,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)	772,511
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Mining - 0.8% - (continued)
$ 4,560,000	Stillwater Mining Co. 4.50%, 11/16/2029(8)	$ 3,575,770
11,265,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	11,602,139
		19,265,705
	Oil & Gas - 1.9%
716,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 yr. USD CMT + 4.40% thereafter)(10)(11)	668,839
725,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	758,320
	Diamondback Energy, Inc.
727,000	4.25%, 03/15/2052	558,509
90,000	5.90%, 04/18/2064	85,945
	Ecopetrol SA
4,360,000	4.63%, 11/02/2031	3,522,041
2,635,000	8.38%, 01/19/2036	2,561,715
	Energean Israel Finance Ltd.
14,464,000	5.88%, 03/30/2031(8)	12,313,203
8,120,000	8.50%, 09/30/2033(8)	7,796,824
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(8)	1,179,116
8,110,000	6.75%, 06/30/2030(8)	7,228,037
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	307,996
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	230,201
1,914,000	Tullow Oil PLC 10.25%, 05/15/2026(8)	1,864,667
	Vital Energy, Inc.
1,020,000	7.88%, 04/15/2032(1)	1,034,883
1,500,000	9.75%, 10/15/2030	1,634,384
	YPF SA
2,070,000	6.95%, 07/21/2027(8)	1,877,051
1,815,000	9.50%, 01/17/2031(1)	1,834,879
		45,456,610
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	3,115,075
$ 350,000	5.25%, 08/15/2027(1)(9)	178,500
2,809,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	2,715,833
4,315,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(8)	3,671,839
		9,681,247
	Pharmaceuticals - 0.7%
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	1,051,590
	Teva Pharmaceutical Finance Netherlands II BV
EUR 13,285,000	4.38%, 05/09/2030	13,553,087
298,000	4.50%, 03/01/2025	316,124
1,940,000	7.88%, 09/15/2031	2,377,053
		17,297,854
	Pipelines - 0.5%
	AI Candelaria Spain SA
$ 3,910,000	5.75%, 06/15/2033(1)	3,024,899
794,000	5.75%, 06/15/2033(8)	614,263
	Enbridge, Inc.
2,489,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(10)	2,286,419

The accompanying notes are an integral part of these financial statements.
116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Pipelines - 0.5% - (continued)
$ 613,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(10)	$ 646,851
654,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(9)(10)	673,514
681,000	Targa Resources Corp. 4.95%, 04/15/2052	567,329
	Transcanada Trust
3,137,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(10)	2,743,689
659,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.640% thereafter)(10)(12)	631,982
500,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	436,320
		11,625,266
	Real Estate - 1.7%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(8)	919,915
GBP 2,500,000	2.63%, 04/23/2025(8)	2,898,497
2,198,000	3.38%, 04/23/2028(8)	2,025,235
EUR 4,410,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(8)(10)(11)	4,082,762
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(8)(13)	67,925
7,485,000	3.30%, 01/12/2031(8)(13)	417,214
6,215,000	3.88%, 10/22/2030(8)(13)	332,254
4,900,000	4.80%, 08/06/2030(8)(13)	306,250
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,294,584
$ 8,350,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(8)	7,397,384
3,585,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(8)(10)(11)	1,794,292
	Peach Property Finance GmbH
EUR 6,951,000	4.38%, 11/15/2025(8)	6,354,710
2,450,000	4.38%, 11/15/2025(1)	2,239,827
$ 11,150,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(8)	9,093,104
		39,223,953
	Real Estate Investment Trusts - 1.4%
	alstria office REIT-AG
EUR 4,600,000	1.50%, 06/23/2026(8)	4,296,464
1,400,000	1.50%, 11/15/2027(8)	1,217,804
	Brandywine Operating Partnership LP
$ 6,070,000	3.95%, 11/15/2027	5,432,171
1,570,000	8.05%, 03/15/2028(6)	1,597,558
5,150,000	8.88%, 04/12/2029	5,277,130
EUR 1,880,000	Hammerson Ireland Finance DAC 1.75%, 06/03/2027(8)	1,842,720
$ 865,000	Kite Realty Group LP 5.50%, 03/01/2034	824,945
	Piedmont Operating Partnership LP
900,000	2.75%, 04/01/2032	632,695
7,470,000	3.15%, 08/15/2030	5,765,517
3,635,000	Trust Fibra Uno 7.38%, 02/13/2034(1)	3,555,735
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Real Estate Investment Trusts - 1.4% - (continued)
$ 1,390,000	WEA Finance LLC 3.50%, 06/15/2029(1)	$ 1,213,417
1,635,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC 4.75%, 09/17/2044(1)	1,186,890
		32,843,046
	Retail - 0.3%
2,059,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(15)	2,006,075
1,299,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	1,192,738
884,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	741,509
2,081,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)(9)	1,525,133
GBP 1,920,000	Punch Finance PLC 6.13%, 06/30/2026(8)	2,297,173
		7,762,628
	Savings & Loans - 0.0%
$ 974,000	Nationwide Building Society 4.13%, 10/18/2032, (4.13% fixed rate until 10/18/2027; 5 yr. USD ICE Swap + 1.85% thereafter)(1)(10)	890,478
	Software - 0.2%
280,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	272,897
	TeamSystem SpA
EUR 2,420,000	7.66%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,582,625
750,000	7.66%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(8)	800,401
		3,655,923
	Sovereign - 0.1%
$ 1,393,000	CoBank ACB 7.25%, 07/01/2029, (7.25% fixed rate until 07/01/2029; 5 yr. USD CMT + 2.88% thereafter)(10)(11)	1,386,401
	Telecommunications - 2.1%
	Altice France SA
7,430,000	5.13%, 07/15/2029(1)	4,850,490
1,610,000	5.50%, 10/15/2029(1)	1,053,399
987,000	AT&T, Inc. 3.50%, 06/01/2041	731,953
6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	5,974,196
EUR 7,215,000	Eolo SpA 4.88%, 10/21/2028(8)	6,669,997
4,100,000	Eutelsat SA 9.75%, 04/13/2029(1)	4,441,418
	Frontier Communications Holdings LLC
$ 250,000	5.88%, 10/15/2027(1)	239,468
4,880,000	6.00%, 01/15/2030(1)	4,059,781
1,185,000	ILIAD HOLDING SAS 8.50%, 04/15/2031	1,185,000
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(8)	4,999,770
1,460,000	4.00%, 09/18/2027(1)	1,517,602
	Millicom International Cellular SA
$ 2,052,000	5.13%, 01/15/2028(8)	1,892,239
1,903,500	6.25%, 03/25/2029(8)	1,790,575
1,590,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(8)(10)(11)	1,576,922
	Silknet JSC
1,600,000	8.38%, 01/31/2027(1)(9)	1,610,560
200,000	8.38%, 01/31/2027(8)	201,320

The accompanying notes are an integral part of these financial statements.
117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Telecommunications - 2.1% - (continued)
EUR 2,685,000	TMNL Holding BV 3.75%, 01/15/2029(1)	$ 2,679,180
	VEON Holdings BV
$ 4,325,000	3.38%, 11/25/2027(8)	3,534,736
220,000	3.38%, 11/25/2027(1)	179,802
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	245,996
		49,434,404
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
540,000	5.35%, 01/12/2027(1)	534,567
375,000	5.70%, 02/01/2028(1)	374,057
		908,624
	Total Corporate Bonds (cost $783,145,173)	$ 783,964,178
FOREIGN GOVERNMENT OBLIGATIONS - 5.5%
	Angola - 0.3%
	Angola Government International Bonds
6,825,000	8.75%, 04/14/2032(1)	$ 6,165,023
590,000	8.75%, 04/14/2032(8)	532,947
200,000	9.38%, 05/08/2048(8)	169,648
		6,867,618
	Bermuda - 0.0%
800,000	Bermuda Government International Bonds 3.38%, 08/20/2050(8)	518,400
	Brazil - 0.7%
	Brazil Notas do Tesouro Nacional
BRL 15,002,000	10.00%, 01/01/2025	2,879,948
7,021,000	10.00%, 01/01/2027	1,323,303
68,846,000	10.00%, 01/01/2031	12,260,643
		16,463,894
	Chile - 0.2%
CLP 4,530,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(8)	4,383,732
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,512,399
	Colombia - 0.7%
	Colombia Government International Bonds
$ 270,000	4.13%, 02/22/2042	171,708
8,240,000	5.00%, 06/15/2045	5,674,686
5,615,000	5.63%, 02/26/2044	4,214,513
2,305,000	8.75%, 11/14/2053	2,376,623
COP 22,810,400,000	Colombia TES 7.00%, 06/30/2032	4,728,328
		17,165,858
	Czech Republic - 0.2%
CZK 118,140,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	4,670,122
	Gabon - 0.3%
	Gabon Government International Bonds
$ 200,000	6.63%, 02/06/2031(8)	157,100
5,975,000	6.95%, 06/16/2025(8)	5,741,378
		5,898,478
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.5% - (continued)
	Hungary - 0.2%
HUF 2,057,910,000	Hungary Government Bonds 3.00%, 08/21/2030	$ 4,446,013
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,054,024
18,530,000,000	7.50%, 06/15/2035	1,162,811
		4,216,835
	Israel - 0.1%
$ 3,765,000	Israel Government International Bonds 5.75%, 03/12/2054	3,394,569
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	857,864
8,440,000	4.88%, 01/30/2032(8)	7,502,975
2,050,000	5.88%, 10/17/2031(8)	1,973,098
		10,333,937
	Mexico - 0.2%
	Mexico Bonos
MXN 60,046,000	5.75%, 03/05/2026	3,212,548
21,183,000	8.50%, 11/18/2038	1,093,668
		4,306,216
	North Macedonia - 0.5%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(8)	689,145
9,510,000	6.96%, 03/13/2027(1)	10,586,662
		11,275,807
	Poland - 0.2%
PLN 20,105,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	4,729,066
	Romania - 0.5%
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,510,241
7,245,000	5.38%, 03/22/2031(1)	7,683,931
		11,194,172
	South Africa - 0.2%
ZAR 91,100,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	4,291,145
	Thailand - 0.2%
THB 198,260,000	Thailand Government Bonds 1.60%, 06/17/2035	4,718,130
	Ukraine - 0.0%
$ 2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(8)(13)	603,563
	United Arab Emirates - 0.0%
646,000	Abu Dhabi Government International Bonds 4.13%, 10/11/2047(8)	514,151
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 118,462,887	4.38%, 12/15/2028(16)	3,257,302

The accompanying notes are an integral part of these financial statements.
118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.5% - (continued)
	Uruguay - 0.2% - (continued)
UYU 27,050,172	4.38%, 12/15/2028(16)	$ 743,782
36,655,000	8.50%, 03/15/2028(8)	935,028
		4,936,112
	Total Foreign Government Obligations (cost $141,928,789)	$ 129,440,217
MUNICIPAL BONDS - 0.2%
	Build America Bonds - 0.1%
$ 1,235,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	$ 1,316,069
	General - 0.1%
625,846	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	682,289
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	947,025
		1,629,314
	Transportation - 0.0%
1,150,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2050	1,187,343
	Total Municipal Bonds (cost $4,808,853)	$ 4,132,726
SENIOR FLOATING RATE INTERESTS - 12.8%(17)
	Advertising - 0.2%
4,461,768	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 4,480,731
1,285,000	Wood Mackenzie Ltd. 8.81%, 02/07/2031, 3 mo. USD Term SOFR + 3.50%	1,289,754
		5,770,485
	Aerospace/Defense - 0.3%
1,797,250	Barnes Group, Inc. 7.82%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	1,800,054
1,061,429	Cobham Ultra SeniorCo SARL 9.01%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	1,040,200
160,000	Dynasty Acquisition Co., Inc. 8.82%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	160,728
704,275	Spirit Aerosystems, Inc. 9.58%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	707,360
	TransDigm, Inc.
1,982,538	8.56%, 02/28/2031, 3 mo. USD Term SOFR + 3.25%	1,993,303
1,981,750	8.57%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	1,991,282
		7,692,927
	Airlines - 0.1%
800,000	American Airlines, Inc. 10.34%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	831,248
445,250	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	456,613
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Airlines - 0.1% - (continued)
$ 399,226	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	$ 411,243
1,320,000	WestJet Loyalty LP 9.05%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	1,321,782
		3,020,886
	Apparel - 0.1%
899,100	Crocs, Inc. 7.56%, 02/20/2029, 3 mo. USD Term SOFR + 2.25%	902,247
2,292,000	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	2,291,037
		3,193,284
	Auto Parts & Equipment - 0.3%
827,925	Clarios Global LP 8.32%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	829,994
	First Brands Group LLC
5,080,724	10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,851,622
1,000,000	14.14%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	945,000
		6,626,616
	Beverages - 0.1%
1,670,095	Pegasus Bidco BV 9.06%, 07/12/2029, 3 mo. USD Term SOFR + 3.75%	1,673,235
	Chemicals - 0.3%
727,079	Axalta Coating Systems U.S. Holdings, Inc. 7.33%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	728,897
EUR 1,405,000	INEOS Finance PLC 7.85%, 02/07/2031, 1 mo. EURIBOR + 4.00%	1,499,957
$ 742,500	Momentive Performance Materials, Inc. 9.82%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	735,543
1,017,349	Nouryon Finance BV 9.42%, 04/03/2028, 3 mo. USD Term SOFR + 4.00%	1,019,261
996,873	SCIH Salt Holdings, Inc. 8.83%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	998,537
1,003,107	Tronox Finance LLC 8.04%, 03/10/2028, 3 mo. USD Term SOFR + 2.50%	1,001,854
		5,984,049
	Commercial Services - 1.1%
2,798	AlixPartners LLP 7.93%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	2,805
2,004,435	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	2,004,435
842,311	AVSC Holding Corp. 9.92%, 10/15/2026, 1 mo. USD Term SOFR + 5.50%(15)	837,047
1,521,062	Belron Finance U.S. LLC 7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	1,521,534
EUR 862,069	Boels Topholding BV 7.14%, 02/06/2027, 3 mo. EURIBOR + 3.25%	919,614
1,000,000	Boluda Towage SL 7.70%, 01/31/2030, 3 mo. EURIBOR + 3.75%	1,066,197
$ 397,029	Corp. Service Co. 8.07%, 11/02/2029, 1 mo. USD Term SOFR + 2.75%	397,855

The accompanying notes are an integral part of these financial statements.
119

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Commercial Services - 1.1% - (continued)
	Fugue Finance BV
$ 935,000	9.07%, 02/26/2031, 1 mo. USD Term SOFR + 3.75%	$ 938,216
470,659	9.34%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	472,189
480,000	Groundworks LLC 8.82%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	480,758
635,000	GTCR W Merger Sub LLC 8.31%, 01/31/2031, 1 mo. USD Term SOFR + 3.00%	636,194
	Inspired FinCo Holdings Ltd.
EUR 344,836	7.85%, 02/28/2031, 3 mo. EURIBOR + 4.00%	368,366
1,050,164	7.85%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,121,823
$ 523,688	OMNIA Partners LLC 9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	526,269
500,000	PG Investment Co. 59 SARL 8.81%, 03/26/2031, 3 mo. USD Term SOFR + 3.50%	501,665
EUR 935,000	Ren10 Holding AB 0.00%, 07/05/2030, 3 mo. EURIBOR + 4.50%(18)	997,214
	Ryan LLC
$ 167,619	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(19)	168,737
1,592,381	9.82%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	1,603,002
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 0.00%, 07/15/2029, 3 mo. EURIBOR + 3.75%(18)	2,130,175
	Trans Union LLC
$ 734,675	7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	735,042
1,654,710	7.32%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,655,951
	Verisure Holding AB
EUR 879,776	0.00%, 05/30/2030, 3 mo. EURIBOR + 3.50%(18)	938,898
1,445,000	6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,536,322
$ 330,000	Vestis Corp. 7.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	330,208
1,005,000	Wand NewCo 3, Inc. 9.07%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%	1,010,306
1,548,237	WEX, Inc. 7.32%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	1,551,829
771,850	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	345,889
		24,798,540
	Construction Materials - 0.3%
	Chamberlain Group, Inc.
584,535	8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	583,542
440,000	9.07%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%	440,629
400,430	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	401,611
184,607	Ingersoll-Rand Services Co. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	184,882
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Construction Materials - 0.3% - (continued)
$ 485,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	$ 487,022
3,428,589	Quikrete Holdings, Inc. 7.82%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,429,824
765,139	Standard Industries, Inc. 7.68%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	766,976
977,356	Wilsonart LLC 8.65%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	979,007
		7,273,493
	Distribution/Wholesale - 0.3%
1,976,934	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,981,204
	Core & Main LP
568,575	7.57%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	569,996
1,471,987	7.92%, 07/27/2028, 3 mo. USD Term SOFR + 2.50%	1,477,507
EUR 1,075,000	DLG Acquisitions Ltd. 0.00%, 04/11/2031, 3 mo. EURIBOR + 4.00%(18)	1,145,807
$ 980,000	Pearls Netherlands Bidco BV 9.33%, 02/26/2029, 3 mo. USD Term SOFR + 4.00%	974,688
1,940,281	Windsor Holdings III LLC 9.32%, 08/01/2030, 1 mo. USD Term SOFR + 4.00%	1,954,833
		8,104,035
	Diversified Financial Services - 0.6%
975,000	Advisor Group, Inc. 9.32%, 08/17/2028, 1 mo. USD Term SOFR + 4.00%	980,314
4,005,574	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	4,023,799
1,499,070	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,503,088
981,813	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	981,941
1,995,006	Focus Financial Partners LLC 8.07%, 06/30/2028, 1 mo. USD Term SOFR + 2.75%	1,994,208
2,638,622	Hightower Holding LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	2,646,881
1,097,165	Jane Street Group LLC 7.93%, 01/26/2028, 1 mo. USD Term SOFR + 2.50%	1,097,790
1,000,000	Setanta Aircraft Leasing DAC 7.56%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	1,002,250
		14,230,271
	Electric - 0.0%
891,783	ExGen Renewables IV LLC 8.10%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	890,918

The accompanying notes are an integral part of these financial statements.
120

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Electronics - 0.1%
$ 2,878,565	II-VI, Inc. 7.83%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	$ 2,886,653
366,309	Roper Industrial Products Investment Co. LLC 9.30%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	369,057
		3,255,710
	Engineering & Construction - 0.1%
	Brown Group Holding LLC
1,542,440	8.17%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	1,542,209
1,651,947	8.33%, 07/02/2029, 1 mo. USD Term SOFR + 3.00%	1,652,988
		3,195,197
	Entertainment - 0.9%
	Caesars Entertainment, Inc.
800,000	8.07%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	800,400
2,935,550	8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	2,938,485
1,915,000	Cedar Fair, L.P. 7.33%, 04/18/2031, 3 mo. USD Term SOFR + 2.00%	1,915,000
990,000	Cinemark USA, Inc. 9.06%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	993,178
1,420,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,421,065
2,443,025	Light & Wonder International, Inc. 8.07%, 04/14/2029, 1 mo. USD Term SOFR + 2.75%	2,445,052
	Maverick Gaming LLC
888,899	12.80%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%(14)	694,672
251,225	13.06%, 06/03/2028, 3 mo. USD Term SOFR + 0.00%(14)	251,225
	Motion Finco SARL
EUR 335,000	7.65%, 11/12/2026, 3 mo. EURIBOR + 3.00%	355,614
$ 441,357	9.07%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	440,585
266,912	NASCAR Holdings LLC 7.93%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	268,190
882,788	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	887,016
1,016,887	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	1,017,203
3,501,333	SeaWorld Parks & Entertainment, Inc. 7.82%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	3,496,221
1,434,098	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	1,436,335
1,203,305	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,205,808
		20,566,049
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Environmental Control - 0.2%
$ 1,955,000	Clean Harbors, Inc. 7.18%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	$ 1,959,887
1,871,200	Filtration Group Corp. 9.68%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	1,877,057
		3,836,944
	Food - 0.1%
135,000	8th Avenue Food & Provisions, Inc. 13.18%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	121,099
1,014,465	Froneri International Ltd. 7.67%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	1,015,053
801,666	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	804,673
		1,940,825
	Food Service - 0.0%
607,127	Aramark Services, Inc. 7.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	606,368
	Healthcare - Products - 0.2%
589,736	Avantor Funding, Inc. 7.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	591,116
2,016,650	Bausch & Lomb Corp. 9.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	2,020,441
999,720	Insulet Corp. 8.32%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	1,002,220
2,080,069	Medline Borrower LP 8.07%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	2,084,665
		5,698,442
	Healthcare - Services - 0.3%
493,151	ADMI Corp. 8.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	474,746
1,000,000	Aveanna Healthcare LLC 12.49%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	860,830
	EyeCare Partners LLC
1,308,300	9.07%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	680,316
790,000	12.07%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	204,081
313,820	ICON Luxembourg SARL 7.57%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	314,938
980,000	Parexel International Corp. 8.68%, 11/15/2028, 1 mo. USD Term SOFR + 3.25%	982,558
78,189	PRA Health Sciences, Inc. 7.31%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	78,467
250,000	Radnet Management, Inc. 7.82%, 04/18/2031, 1 mo. USD Term SOFR + 2.50%	249,298
575,000	Star Parent, Inc. 9.31%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	574,643
1,820,676	Surgery Center Holdings, Inc. 8.82%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	1,830,162
		6,250,039

The accompanying notes are an integral part of these financial statements.
121

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Home Builders - 0.1%
$ 3,070,083	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	$ 3,077,758
	Home Furnishings - 0.0%
610,000	AI Aqua Merger Sub, Inc. 9.57%, 07/31/2028, 3 mo. USD Term SOFR + 4.25%	612,745
	Insurance - 1.1%
2,578,633	Acrisure LLC 8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	2,573,321
1,895,000	AssuredPartners, Inc. 8.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,902,997
	Asurion LLC
906,435	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	879,242
451,579	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	439,797
1,440,000	10.68%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,307,707
1,500,000	10.68%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,346,670
1,890,000	Howden Group Holdings Ltd. 8.82%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,894,725
5,191,806	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	5,217,558
4,945,906	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	4,962,623
	Truist Insurance Holdings LLC
2,040,000	8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	2,043,835
475,000	10.09%, 03/08/2032, 1 mo. USD Term SOFR + 4.75%	478,862
3,265,615	USI, Inc. 8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	3,271,950
		26,319,287
	Internet - 0.3%
1,728,022	Endure Digital, Inc. 8.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	1,667,541
257,409	Getty Images, Inc. 9.91%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	257,517
496,048	Go Daddy Operating Co. LLC 7.32%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	496,028
	MH Sub I LLC
3,511,433	9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,497,071
545,000	11.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	537,643
664,056	Shutterfly, Inc. 6.30%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(15)	527,260
		6,983,060
	Investment Company Security - 0.2%
312,641	Intrado Corp. 8.81%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	313,501
EUR 795,000	Lernen Bidco Ltd. 8.15%, 04/25/2029, 3 mo. EURIBOR + 4.25%	847,559
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Investment Company Security - 0.2% - (continued)
$ 1,000,000	NEXUS Buyer LLC 9.82%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%	$ 993,330
1,776,374	Wec U.S. Holdings Ltd. 8.07%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,777,120
		3,931,510
	IT Services - 0.3%
1,429,537	Amentum Government Services Holdings LLC 9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	1,431,324
981,553	NCR Atleos LLC 10.18%, 03/27/2029, 3 mo. USD Term SOFR + 4.75%	986,048
2,746,717	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,746,223
987,553	Tempo Acquisition LLC 8.07%, 08/31/2028, 1 mo. USD Term SOFR + 2.75%	990,022
		6,153,617
	Leisure Time - 0.2%
270,000	Amer Sports Co. 8.58%, 02/17/2031, 3 mo. USD Term SOFR + 3.25%	270,591
	Carnival Corp.
1,076,304	8.07%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	1,081,686
1,520,217	8.07%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,524,976
1,475,610	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	1,475,610
500,000	Recess Holdings, Inc. 9.84%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	501,250
		4,854,113
	Lodging - 0.0%
500,000	Station Casinos LLC 7.57%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	499,775
	Machinery-Diversified - 0.1%
250,000	CD&R Hydra Buyer, Inc. 9.42%, 03/25/2031, 3 mo. USD Term SOFR + 4.00%	252,082
225,000	Titan Acquisition Ltd. 10.32%, 02/01/2029, 3 mo. USD Term SOFR + 5.00%	226,078
1,777,773	TK Elevator U.S. Newco, Inc. 8.79%, 04/30/2030, 3 mo. USD Term SOFR + 3.50%	1,784,475
		2,262,635
	Media - 0.4%
1,048,505	Cable One, Inc. 7.43%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	1,039,331
2,250,000	Gray Television, Inc. 7.93%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	2,214,855
	NEP Group, Inc.
341,531	8.57%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(15)	321,210
1,456,607	9.43%, 08/19/2026, 1 mo. USD Term SOFR + 4.00%(15)	1,361,928
210,000	NEP/NCP Holdco, Inc. 12.43%, 10/19/2026, 1 mo. USD Term SOFR + 7.00%	168,787

The accompanying notes are an integral part of these financial statements.
122

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Media - 0.4% - (continued)
$ 870,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	$ 873,045
1,000,000	Telenet Financing USD LLC 7.44%, 04/30/2028, 3 mo. USD Term SOFR + 2.00%	959,250
	Virgin Media Bristol LLC
1,125,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,103,344
1,010,000	8.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	993,840
		9,035,590
	Metal Fabricate/Hardware - 0.1%
1,825,987	AZZ, Inc. 8.57%, 05/13/2029, 1 mo. USD Term SOFR + 3.25%	1,834,130
	Mining - 0.0%
462,678	Arsenal AIC Parent LLC 9.07%, 08/18/2030, 1 mo. USD Term SOFR + 3.75%	465,570
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 7.45%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,125,919
	Oil & Gas Services - 0.0%
$ 91,238	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(13)(15)	912
	Packaging & Containers - 0.3%
3,546,398	Berlin Packaging LLC 9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	3,546,859
1,852,012	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,858,958
625,000	LC Ahab U.S. Bidco LLC 8.81%, 04/11/2031, 1 mo. USD Term SOFR + 3.50%	623,437
330,000	Supplyone, Inc 9.57%, 03/27/2031, 1 mo. USD Term SOFR + 4.25%	330,825
1,491,897	TricorBraun Holdings, Inc. 8.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,473,651
		7,833,730
	Pharmaceuticals - 0.2%
1,024,134	Elanco Animal Health, Inc. 7.18%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,021,748
1,175,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	1,170,594
1,330,333	Gainwell Acquisition Corp. 9.41%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,266,729
EUR 1,000,000	IVC Acquisition Ltd. 9.07%, 12/12/2028, 3 mo. EURIBOR + 5.00%	1,056,753
$ 585,881	Pathway Vet Alliance LLC 9.18%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	489,421
		5,005,245
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Pipelines - 0.6%
$ 473,624	AL GCX Holdings LLC 8.57%, 05/17/2029, 1 mo. USD Term SOFR + 3.25%	$ 474,723
	Brazos Delaware II LLC
398,438	8.82%, 02/11/2030, 1 mo. USD Term SOFR + 3.50%	398,824
398,437	9.07%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	398,824
295,814	Buckeye Partners LP 7.32%, 11/01/2026, 1 mo. USD Term SOFR + 2.00%	296,601
1,046,239	DT Midstream, Inc. 7.43%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	1,049,995
3,563,637	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	3,575,896
2,520,511	Northriver Midstream Finance LP 7.80%, 08/16/2030, 3 mo. USD Term SOFR + 2.50%	2,523,662
3,508,628	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	3,517,399
977,909	UGI Energy Services LLC 8.67%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	982,495
		13,218,419
	Retail - 0.9%
	1011778 BC Unlimited Liability Co.
2,275,000	0.00%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%(18)	2,276,615
989,922	7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	990,624
995,309	Beacon Roofing Supply, Inc. 7.32%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	997,718
260,000	Foundation Building Materials Holding Co. LLC 9.33%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	261,705
1,802,072	Great Outdoors Group LLC 9.18%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,801,099
3,498,628	IRB Holding Corp. 8.17%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	3,502,652
115,000	Kodiak Building Partners, Inc. 9.06%, 03/12/2028, 3 mo. USD Term SOFR + 3.75%	115,360
2,561,374	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	2,562,450
2,581,974	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	2,402,398
947,530	Petco Health & Wellness Co., Inc. 8.82%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	816,610
1,540,533	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,516,655
587,018	Specialty Building Products Holdings LLC 9.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	586,877
	SRS Distribution, Inc.
796,663	8.67%, 06/02/2028, 1 mo. USD Term SOFR + 3.25%	801,626

The accompanying notes are an integral part of these financial statements.
123

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Retail - 0.9% - (continued)
$ 612,454	8.93%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	$ 616,772
1,032,590	White Cap Buyer LLC 9.07%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	1,035,688
		20,284,849
	Semiconductors - 0.1%
1,615,975	MKS Instruments, Inc. 7.82%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	1,616,993
	Software - 1.7%
615,000	Ascend Learning LLC 11.18%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	602,190
2,063,828	AthenaHealth Group, Inc. 8.57%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	2,058,669
455,000	Cast & Crew Payroll LLC 9.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%(18)	452,725
570,000	Cloud Software Group, Inc. 9.93%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	568,718
1,430,000	Cotiviti Corp. 8.56%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	1,431,187
375,000	Dayforce, Inc. 7.82%, 02/26/2031, 1 mo. USD Term SOFR + 2.50%	375,469
	DCert Buyer, Inc.
507,574	9.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	505,995
1,250,000	12.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,121,100
2,862,766	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	2,867,146
1,256,279	E2open LLC 8.93%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,259,809
980,000	EP Purchaser LLC 9.07%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	974,120
984,221	Epicor Software Corp. 8.68%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	987,734
1,562,500	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	1,570,312
593,512	Iron Mountain, Inc. 7.57%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%	591,287
3,465,000	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,465,485
2,261,927	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	2,266,994
2,036,101	Polaris Newco LLC 9.59%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	2,022,276
1,200,000	Press Ganey Holdings, Inc. 8.83%, 04/24/2031, 1 mo. USD Term SOFR + 3.50%	1,194,996
965,150	Quartz Acquireco LLC 8.81%, 06/28/2030, 3 mo. USD Term SOFR + 3.50%	969,377
3,825,000	Rocket Software, Inc. 10.07%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	3,799,908
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.8%(17) - (continued)
	Software - 1.7% - (continued)
$ 1,434,039	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	$ 1,433,738
4,046,666	UKG, Inc. 8.81%, 02/10/2031, 3 mo. USD Term SOFR + 3.50%	4,064,188
2,297,088	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	2,308,573
2,047,885	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,049,708
		38,941,704
	Telecommunications - 0.4%
990,000	Altice France SA 10.83%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	739,718
987,704	Frontier Communications Corp. 9.18%, 10/08/2027, 1 mo. USD Term SOFR + 3.75%	983,822
	Lorca Holdco Ltd.
EUR 1,725,000	0.00%, 04/17/2031, 3 mo. EURIBOR + 3.50%(18)	1,840,166
1,836,915	8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,960,063
530,000	Matterhorn Telecom SA 6.31%, 09/15/2026, 3 mo. EURIBOR + 2.38%	565,068
$ 1,221,400	Venga Finance SARL 10.35%, 06/28/2029, 3 mo. USD Term SOFR + 4.75%	1,218,566
579,983	Xplornet Communications, Inc. 9.57%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	96,666
1,853,813	Zacapa SARL 9.31%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	1,850,717
		9,254,786
	Transportation - 0.1%
	First Student Bidco, Inc.
1,297,859	8.56%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,298,469
923,189	9.40%, 07/21/2028, 3 mo. USD Term SOFR + 4.00%	924,343
1,250,000	Genesee & Wyoming, Inc. 0.00%, 04/10/2031, 1 mo. USD Term SOFR + 2.00%(18)	1,250,075
		3,472,887
	Total Senior Floating Rate Interests (cost $305,366,173)	$ 302,393,547
U.S. GOVERNMENT AGENCIES - 10.1%
	Mortgage-Backed Agencies - 10.1%
	Federal Home Loan Mortgage Corp. - 2.5%
1,984	0.00%, 11/15/2036(7)(20)	$ 1,577
12,166,951	1.21%, 06/25/2030(3)(4)	658,213
3,873,761	1.24%, 01/25/2030(3)(4)	192,979
2,226,722	1.81%, 04/25/2030(3)(4)	168,973
2,658,480	1.94%, 11/25/2047(3)(4)	213,696
2,355,000	1.96%, 02/25/2047(3)(4)	206,422
4,759,080	2.02%, 10/25/2047(3)(4)	401,793
3,345,000	2.08%, 09/25/2047(3)(4)	126,655
1,150,193	2.09%, 09/25/2046(3)(4)	101,720
1,890,000	2.17%, 08/25/2047(3)(4)	172,237
3,870,000	2.23%, 05/25/2047(3)(4)	156,476
2,605,748	2.33%, 05/25/2047(3)(4)	246,656
15,759	3.00%, 03/15/2033(4)	1,255

The accompanying notes are an integral part of these financial statements.
124

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.1% - (continued)
	Mortgage-Backed Agencies - 10.1% - (continued)
	Federal Home Loan Mortgage Corp. - 2.5% - (continued)
$ 1,955,000	3.52%, 06/25/2048(3)(4)	$ 310,754
3,777	4.00%, 07/15/2027(4)	35
88,310	4.50%, 03/15/2041	84,341
42,008	4.75%, 07/15/2039	40,861
15,632,447	5.00%, 09/01/2052	14,820,504
14,921,182	5.00%, 10/01/2052	14,146,183
3,802	5.50%, 08/15/2033	3,802
10,905	6.50%, 07/15/2036	11,065
180,000	9.08%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	176,401
4,740,000	9.33%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,645,832
7,940,000	10.58%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	8,590,127
3,295,000	12.18%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	2,928,639
2,770,000	13.08%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	2,840,730
7,600,000	13.13%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	8,251,089
		59,499,015
	Federal National Mortgage Association - 0.6%
48,172	0.26%, 04/25/2055(2)(4)	1,737
7,080	2.50%, 06/25/2028(4)	234
33,191	3.00%, 01/25/2028(4)	967
26,563	3.16%, 12/01/2026	25,253
21,387	3.24%, 12/01/2026	20,375
17,917	3.50%, 05/25/2030(4)	1,044
20,336	3.87%, 10/01/2025	19,873
30,750	3.89%, 05/01/2030	28,844
10,700	4.00%, 03/25/2042(4)	1,249
1,011	4.50%, 07/25/2027(4)	10
14,902,610	5.00%, 09/01/2052	14,132,061
38,201	5.50%, 04/25/2035	38,112
10,049	5.50%, 04/25/2037	10,024
104,108	5.50%, 06/25/2042(4)	21,877
1,069	5.54%, 05/25/2042(3)(4)	77
		14,301,737
	Government National Mortgage Association - 0.0%
10,586	4.00%, 05/16/2042(4)	1,051
25,567	5.00%, 10/16/2041(4)	4,009
		5,060
	Uniform Mortgage-Backed Security - 7.0%
31,768,000	4.50%, 05/01/2054(21)	29,300,983
65,825,000	5.50%, 05/01/2054(21)	63,876,962
71,100,000	6.00%, 05/01/2054(21)	70,439,185
		163,617,130
	Total U.S. Government Agencies (cost $243,358,720)	$ 237,422,942
U.S. GOVERNMENT SECURITIES - 16.5%
	U.S. Treasury Securities - 16.5%
	U.S. Treasury Bonds - 8.0%
2,200,000	2.25%, 08/15/2046	$ 1,409,375
18,155,000	2.50%, 02/15/2045	12,447,522
66,440,000	3.38%, 11/15/2048(22)	51,965,942
14,845,000	3.63%, 08/15/2043	12,441,966
9,545,000	3.63%, 05/15/2053	7,792,971
24,640,000	3.88%, 02/15/2043	21,506,100
27,970,000	4.00%, 11/15/2042(23)	24,900,948
17,955,000	4.00%, 11/15/2052(24)	15,720,444
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 16.5% - (continued)
	U.S. Treasury Securities - 16.5% - (continued)
	U.S. Treasury Bonds - 8.0% - (continued)
$ 43,900,000	4.13%, 08/15/2053(22)(23)	$ 39,269,922
553,700	4.25%, 02/15/2054	506,462
		187,961,652
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
3,625,631	0.13%, 02/15/2052(16)	1,964,097
24,666,992	0.25%, 02/15/2050(16)	14,419,377
506,059	0.63%, 02/15/2043(16)	368,029
13,261,342	0.75%, 02/15/2045(16)	9,599,324
1,537,605	1.38%, 02/15/2044(16)	1,279,217
		27,630,044
	U.S. Treasury Notes - 7.3%
10,305,000	2.75%, 08/15/2032	8,932,744
79,540,000	3.88%, 11/30/2027	77,032,626
61,315,000	3.88%, 08/15/2033(22)	57,540,295
26,085,000	4.00%, 02/29/2028	25,343,208
2,398,500	4.00%, 02/15/2034	2,270,330
1,804,600	4.13%, 03/31/2029	1,756,806
		172,876,009
	Total U.S. Government Securities (cost $418,655,280)	$ 388,467,705
COMMON STOCKS - 0.0%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(14)	$ —
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	165,862
	Materials - 0.0%
64,650	Glencore PLC	376,170
	Media & Entertainment - 0.0%
0 (25)	Rodan & Fields LLC Class A*(14)	—
0 (25)	Rodan & Fields LLC Class D*(14)	7,076
		7,076
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,800	Royalty Pharma PLC Class A	326,860
	Total Common Stocks (cost $889,605)	$ 875,968
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
168,000	Invesco Senior Loan ETF	$ 3,536,400
85,000	SPDR Blackstone Senior Loan ETF	3,568,300
	Total Exchange-Traded Funds (cost $7,109,580)	$ 7,104,700
PREFERRED STOCKS - 0.1%
	Financial Services - 0.1%
34,705	Morgan Stanley Series O, 4.25%(9)(11)	$ 644,472
26,881	Synchrony Financial Series B, 8.25%*(11)	675,519
		1,319,991
	Telecommunication Services - 0.0%
45,397	AT&T, Inc. Series A, 5.00%(11)	941,988

The accompanying notes are an integral part of these financial statements.
125

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1% - (continued)
	Utilities - 0.0%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%(9)		$ 1,252,411
	Total Preferred Stocks (cost $3,728,300)		$ 3,514,390
	Total Long-Term Investments (cost $2,537,869,098)		$ 2,468,681,769
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 4,152,220	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $4,152,832; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $4,235,403		$ 4,152,220
	Securities Lending Collateral - 0.7%
2,572,688	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(26)		2,572,688
8,575,625	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(26)		8,575,625
2,572,687	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(26)		2,572,687
2,572,688	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(26)		2,572,688
			16,293,688
	Total Short-Term Investments (cost $20,445,908)		$ 20,445,908
	Total Investments (cost $2,558,315,006)	105.7%	$ 2,489,127,677
	Other Assets and Liabilities	(5.7)%	(133,601,132)
	Total Net Assets	100.0%	$ 2,355,526,545
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $819,800,964, representing 34.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Market value is less than $1.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security is a zero-coupon bond.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $384,240,907, representing 16.3% of net assets.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	As of April 30, 2024, the one-, three- and six-month LIBOR reference rates are published by ICE Benchmark Administration on a synthetic basis. See the Notes to Financial Statements regarding the risk disclosure.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	Investment valued using significant unobservable inputs.
(15)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(18)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of these financial statements.
126

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(19)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2024, the aggregate value of the unfunded commitment was $168,737, which represents to 0.0% of total net assets.
(20)	Security disclosed is principal-only strips.
(21)	Represents or includes a TBA transaction.
(22)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2024, the market value of securities pledged was $6,319,554.
(23)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $25,167,023.
(24)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $9,616,211.
(25)	Security has less than 1 share.
(26)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,844	06/28/2024	$ 373,698,125	$ (930,428)
U.S. Treasury 5-Year Note Future	2,794	06/28/2024	292,649,673	(5,477,106)
U.S. Treasury 10-Year Note Future	3,566	06/18/2024	383,122,125	(10,277,260)
U.S. Treasury 10-Year Ultra Future	1,256	06/18/2024	138,434,750	(3,593,947)
Total				$ (20,278,741)
Short position contracts:
Euro BUXL 30-Year Bond Future	47	06/06/2024	$ 6,466,424	$ 203,011
Euro-BOBL Future	864	06/06/2024	107,355,594	1,260,942
Euro-BUND Future	856	06/06/2024	118,831,159	1,474,874
Euro-Schatz Future	37	06/06/2024	4,150,418	22,520
Long Gilt Future	518	06/26/2024	61,995,232	1,873,705
U.S. Treasury Long Bond Future	157	06/18/2024	17,868,563	826,672
U.S. Treasury Ultra Bond Future	309	06/18/2024	36,944,812	1,828,170
Total				$ 7,489,894
Total futures contracts				$ (12,788,847)

OTC Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	MSC	USD	10,000,000	3.00%	04/17/2065	Monthly	$ —	$ (1,729,432)	$ (1,680,393)	$ 49,039
CMBX.NA.BBB-.16	MSC	USD	5,635,000	3.00%	04/17/2065	Monthly	—	(846,808)	(946,902)	(100,094)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(887,897)	(993,113)	(105,216)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(877,026)	(993,113)	(116,087)
Total OTC credit default swap contracts							$ —	$ (4,341,163)	$ (4,613,521)	$ (272,358)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX-XOVER S40.V1	EUR	46,160,000	5.00%	12/20/2028	Quarterly	$ 3,358,922	$ —	$ 3,624,775	$ 265,853
Total						$ 3,358,922	$ —	$ 3,624,775	$ 265,853
The accompanying notes are an integral part of these financial statements.
127

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Mediobanca Banca di Credito Finanziario SpA	EUR	7,790,000	(1.00%)	06/20/2029	Quarterly	$ —	$ (27,523)	$ (37,181)	$ (9,658)
Total						$ —	$ (27,523)	$ (37,181)	$ (9,658)
Total centrally cleared credit default swap contracts						$ 3,358,922	$ (27,523)	$ 3,587,594	$ 256,195

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	$ 33,175	$ —	$ 1,968,138	$ 1,934,963
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	90,828	—	1,613,372	1,522,544
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(58,760)	844,619	903,379
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	53,553	—	1,059,847	1,006,294
Total centrally cleared interest rate swaps contracts						$ 177,556	$ (58,760)	$ 5,485,976	$ 5,367,180

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
258,000	EUR	276,170	USD	BNP	05/31/2024	$ (492)
665,000	EUR	725,059	USD	NWM	06/18/2024	(13,926)
106,000	GBP	132,746	USD	GSC	05/31/2024	(272)
404,020,000	INR	4,869,735	USD	BOA	06/20/2024	(39,175)
2,244,200,000	KZT	4,925,812	USD	BOA	06/20/2024	91,401
6,944,943	USD	10,460,000	AUD	MSC	06/20/2024	158,641
13,348,809	USD	67,282,000	BRL	GSC	06/20/2024	455,049
6,347,315	USD	8,545,000	CAD	CBK	06/20/2024	134,981
89,264,000	USD	83,403,246	EUR	DEUT	05/31/2024	146,168
97,694,422	USD	91,329,679	EUR	BNP	05/31/2024	107,057
5,910,171	USD	5,440,000	EUR	BMO	06/18/2024	92,782
3,404,997	USD	3,109,000	EUR	DEUT	06/18/2024	80,318
7,297,988	USD	6,768,000	EUR	MSC	06/18/2024	60,474
1,170,907	USD	1,071,000	EUR	CIBC	06/18/2024	25,609
690,375	USD	636,000	EUR	BOA	06/18/2024	10,254
575,995	USD	530,000	EUR	CIB	06/18/2024	9,227
317,531	USD	293,000	EUR	RBC	06/18/2024	4,204
301,944	USD	283,000	EUR	UBS	06/18/2024	(688)
320,594	USD	301,000	EUR	ANZ	06/18/2024	(1,288)
635,544	USD	596,000	EUR	SSG	06/18/2024	(1,802)
98,323,138	USD	89,326,000	EUR	BNP	06/20/2024	2,791,858
14,042,273	USD	12,792,392	EUR	DEUT	06/20/2024	361,221
1,921,095	USD	1,756,000	EUR	MSC	06/20/2024	43,109
646,264	USD	596,000	EUR	RBC	06/20/2024	8,861
101,659	USD	93,000	EUR	SCB	06/20/2024	2,199
20,570	USD	19,000	EUR	ANZ	06/20/2024	250
11,626,334	USD	9,353,000	GBP	BCLY	05/31/2024	(62,608)
2,834,891	USD	2,278,000	GBP	ANZ	06/18/2024	(12,316)
15,781,010	USD	12,243,000	GBP	MSC	06/20/2024	478,675
689,597	USD	547,000	GBP	RBC	06/20/2024	5,910
13,842,385	USD	2,036,500,000	JPY	MSC	06/18/2024	832,949
897,270	USD	134,200,000	JPY	RBC	06/18/2024	39,983
1,826,512	USD	2,421,000	SGD	MSC	06/20/2024	48,706
179,820	USD	244,000	SGD	CIB	06/20/2024	645
Total foreign currency contracts						$ 5,857,964

The accompanying notes are an integral part of these financial statements.
128

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	118,764	BNP	05/31/2024	GBP	118,727	$ 38
EUR	14,669,123	JPM	05/31/2024	GBP	14,772,082	(102,959)
Total foreign cross currency contracts						$ (102,921)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 519,506,213	$ —	$ 519,506,213	$ —
Convertible Bonds	91,859,183	—	91,859,183	—
Corporate Bonds	783,964,178	—	783,964,178	—
Foreign Government Obligations	129,440,217	—	129,440,217	—
Municipal Bonds	4,132,726	—	4,132,726	—
Senior Floating Rate Interests	302,393,547	—	301,447,650	945,897
U.S. Government Agencies	237,422,942	—	237,422,942	—
U.S. Government Securities	388,467,705	—	388,467,705	—
Common Stocks
Energy	—	—	—	—
Health Care Equipment & Services	165,862	165,862	—	—
Materials	376,170	—	376,170	—
Media & Entertainment	7,076	—	—	7,076
Pharmaceuticals, Biotechnology & Life Sciences	326,860	326,860	—	—
Exchange-Traded Funds	7,104,700	7,104,700	—	—
Preferred Stocks	3,514,390	3,514,390	—	—
Short-Term Investments	20,445,908	16,293,688	4,152,220	—
Foreign Currency Contracts(2)	5,990,569	—	5,990,569	—
Futures Contracts(2)	7,489,894	7,489,894	—	—
Swaps - Credit Default(2)	314,892	—	314,892	—
Swaps - Interest Rate(2)	5,367,180	—	5,367,180	—
Total	$ 2,508,290,212	$ 34,895,394	$ 2,472,441,845	$ 952,973
Liabilities
Foreign Currency Contracts(2)	$ (235,526)	$ —	$ (235,526)	$ —
Futures Contracts(2)	(20,278,741)	(20,278,741)	—	—
Swaps - Credit Default(2)	(331,055)	—	(331,055)	—
Total	$ (20,845,322)	$ (20,278,741)	$ (566,581)	$ —

(1)	For the six-month period ended April 30, 2024, investments valued at $3,584,161 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
129

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1%
	Alabama - 0.8%
$ 550,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	$ 587,781
150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	153,599
		741,380
	Arizona - 2.1%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	648,833
185,000	5.00%, 12/01/2038(1)	200,078
100,000	5.00%, 09/01/2042	102,804
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	212,509
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	224,445
270,000	4.00%, 12/01/2025	268,035
240,000	4.00%, 12/01/2026	236,927
		1,893,631
	California - 7.1%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(2)	591,692
900,000	5.50%, 05/01/2054(2)	955,375
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	197,412
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM Insured) 4.00%, 05/15/2038	499,792
235,000	4.00%, 10/01/2046	213,014
1,665,000	5.00%, 12/31/2031	1,654,425
140,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(3)	136,140
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	348,103
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured) 5.00%, 09/01/2032	46,028
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	190,397
50,000	Oakland Unified School Dist, CA, GO, (AGM Insured) 4.00%, 08/01/2034	51,035
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	154,177
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,847
100,000	San Bernardino City Unified School Dist, CA, GO, (NATL Insured) 0.00%, 08/01/2027(4)	88,657
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 08/01/2048	139,136
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
255,000	(NATL Insured) 0.00%, 01/15/2025(4)	247,847
305,000	4.00%, 01/15/2034	317,867
345,000	State of California, CA, GO 5.00%, 09/01/2036	398,449
		6,331,393
	Colorado - 2.3%
175,000	City & County of Denver Airport System, CO, Rev 5.00%, 12/01/2036	194,366
200,000	Colorado Health Facs Auth, CO, Rev 4.00%, 12/01/2040	177,440
560,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	603,475
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Colorado - 2.3% - (continued)
$ 305,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(5)	$ 304,523
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	128,153
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	484,539
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(2)	111,459
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured) 5.00%, 12/15/2030	25,916
		2,029,871
	Connecticut - 3.1%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	102,803
	Connecticut State Health & Educational Facs Auth, CT, Rev
535,000	2.80%, 07/01/2048(2)	523,609
450,000	5.00%, 07/01/2025	456,122
575,000	5.00%, 07/01/2026	590,554
750,000	5.00%, 07/01/2040	783,035
60,000	5.00%, 07/01/2042	60,393
250,000	Town of Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	253,369
		2,769,885
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	142,433
	Florida - 2.7%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	136,574
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	67,134
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	267,235
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	202,414
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	159,084
	Orange County Convention Center, FL, Rev
285,000	5.00%, 10/01/2024	286,359
125,000	5.00%, 10/01/2027	132,003
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(2)	411,582
165,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	166,748
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	558,832
70,000	Volusia County Educational Facs Auth, FL, Rev 4.00%, 10/15/2035	71,362
		2,459,327
	Georgia - 3.1%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(2)	96,698
280,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(2)	270,756
5,000	Georgia Housing & Finance Auth, GA, Rev 3.50%, 06/01/2039	4,939
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	176,729
315,000	5.50%, 09/15/2028	328,446
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	102,590
235,000	5.00%, 01/01/2033	256,564
1,000,000	5.00%, 01/01/2035	1,098,408

The accompanying notes are an integral part of these financial statements.
130

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Georgia - 3.1% - (continued)
$ 350,000	5.00%, 07/01/2052	$ 357,445
85,000	5.00%, 01/01/2056	86,166
		2,778,741
	Idaho - 1.2%
995,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	1,063,585
	Illinois - 13.2%
65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	63,117
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	283,501
100,000	5.75%, 04/01/2035	105,610
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	184,479
150,000	5.00%, 12/01/2027	154,580
500,000	5.00%, 12/01/2041	505,947
200,000	5.00%, 12/01/2046	196,014
500,000	5.25%, 12/01/2036	532,694
140,000	5.25%, 12/01/2039	139,404
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev,
100,000	(AGM-CR Insured) 5.00%, 12/01/2044	100,235
175,000	5.00%, 12/01/2045	179,259
250,000	5.00%, 12/01/2046	252,853
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	251,885
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	784,953
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM Insured) 5.00%, 12/01/2039	483,309
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
105,000	(BAM Insured) 5.00%, 12/01/2027	105,688
170,000	(BAM Insured) 5.00%, 12/01/2030	170,542
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	245,517
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	204,150
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	151,486
115,000	5.00%, 08/15/2033	126,466
245,000	5.00%, 08/15/2035	247,581
150,000	5.00%, 10/01/2041	152,134
230,000	5.00%, 05/15/2050(2)	230,035
	Illinois Housing Dev Auth, IL, Rev,
245,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 10/01/2053	259,128
365,000	(GNMA/FNMA/FHLMC Insured) 6.00%, 10/01/2054	393,602
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	108,258
105,000	5.00%, 01/01/2038	119,679
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM Insured) 5.00%, 12/01/2025	86,699
130,000	(AGM Insured) 5.00%, 12/01/2026	134,421
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(6)	74,293
200,000	5.00%, 12/15/2045	205,834
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
235,000	5.00%, 12/01/2025	239,984
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Illinois - 13.2% - (continued)
$ 275,000	5.25%, 12/01/2032	$ 319,980
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	158,482
1,000,000	(BAM Insured) 5.00%, 01/01/2037	1,064,698
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM Insured) 5.00%, 01/01/2033	327,161
300,000	(AGM Insured) 5.00%, 01/01/2034	335,720
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	412,491
50,000	5.00%, 02/01/2027	51,709
150,000	5.00%, 11/01/2028	156,533
355,000	5.00%, 03/01/2029	377,701
250,000	5.00%, 05/01/2029	250,217
330,000	5.00%, 10/01/2031	357,803
315,000	5.00%, 12/01/2034	327,661
215,000	5.00%, 03/01/2046	221,180
		11,834,673
	Indiana - 1.4%
79,499	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	68,168
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,081,691
145,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	141,382
		1,291,241
	Kentucky - 0.5%
225,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2035	239,869
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038(1)	218,516
		458,385
	Louisiana - 0.8%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(2)	284,242
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	99,354
100,000	6.00%, 11/15/2030	100,185
	Louisiana Public Facs Auth, LA, Rev
100,000	5.00%, 05/15/2035	101,250
100,000	5.00%, 05/15/2047	100,853
		685,884
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2046	442,884
	Maryland - 1.0%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	876,738
	Massachusetts - 2.9%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.37%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(5)	234,188
105,000	5.00%, 07/01/2034	106,990
1,000,000	5.00%, 07/01/2035	1,018,150
150,000	5.00%, 07/01/2037	153,647
150,000	5.00%, 07/01/2044	145,314
100,000	5.00%, 10/01/2047(3)	99,586

The accompanying notes are an integral part of these financial statements.
131

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Massachusetts - 2.9% - (continued)
$ 150,000	5.00%, 07/01/2048	$ 152,321
	Massachusetts Educational Financing Auth, MA, Rev
175,000	5.00%, 07/01/2024	175,235
500,000	5.00%, 01/01/2025	503,188
		2,588,619
	Michigan - 2.0%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	152,152
250,000	Lansing School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	267,902
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	175,256
100,000	5.00%, 07/01/2035	100,992
100,000	5.00%, 05/15/2038	100,646
850,000	5.50%, 02/28/2057	908,990
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	93,369
		1,799,307
	Minnesota - 2.3%
75,610	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	62,385
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,064,172
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	949,184
		2,075,741
	Mississippi - 0.7%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	180,006
400,000	5.00%, 10/15/2037	409,612
		589,618
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	253,602
	Montana - 0.2%
60,000	Montana Board of Housing, MT, Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	59,605
150,000	Montana Facs Finance Auth, MT, Rev 5.00%, 02/15/2033	154,023
		213,628
	Nebraska - 0.7%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	303,056
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(2)	288,102
		591,158
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	159,628
	Clark County School Dist, NV, GO,
250,000	(AGM Insured) 4.00%, 06/15/2036	254,788
105,000	5.00%, 06/15/2028	106,989
		521,405
	New Hampshire - 1.2%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	741,913
295,000	(BAM Insured) 5.25%, 06/01/2051	314,675
		1,056,588
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New Jersey - 0.7%
$ 170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 5.00%, 07/01/2043	$ 185,849
70,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 12/15/2024	70,462
105,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2034(1)	119,983
230,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	233,572
		609,866
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	197,238
200,000	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	197,706
		394,944
	New York - 7.3%
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(2)	476,744
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	219,514
500,000	5.00%, 11/15/2034(2)	500,160
300,000	5.00%, 11/15/2036	309,419
500,000	5.00%, 11/15/2045	522,714
400,000	5.00%, 11/15/2048	414,294
100,000	5.25%, 11/15/2027	104,824
100,000	5.25%, 11/15/2036	103,838
1,250,000	New York City Municipal Water Finance Auth, NY, Rev 4.13%, 06/15/2046	1,227,009
140,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2035	144,702
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	102,479
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	834,855
450,000	4.00%, 02/15/2037	458,026
150,000	5.00%, 03/15/2031	152,444
	State of New York Mortgage Agency, NY, Rev
300,000	3.25%, 10/01/2024	298,565
300,000	3.25%, 04/01/2025	297,434
	Syracuse Industrial Dev Agency, NY, Rev
110,000	5.00%, 01/01/2031	82,745
50,000	5.00%, 01/01/2033	37,515
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(4)	207,935
		6,495,216
	North Carolina - 2.0%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(GNMA/FNMA/FHLMC Insured) 3.60%, 01/01/2046	431,181
655,000	3.95%, 01/01/2041	603,222
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	164,938
185,000	4.00%, 09/01/2034	173,046
250,000	5.00%, 01/01/2031	245,542
30,000	5.00%, 01/01/2039	27,621
120,000	5.00%, 01/01/2044	116,914
		1,762,464
	Ohio - 3.4%
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	200,423

The accompanying notes are an integral part of these financial statements.
132

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Ohio - 3.4% - (continued)
$ 150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	$ 160,359
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	65,188
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	413,757
355,000	Ohio Higher Educational Facs Commission, OH, Rev 5.00%, 07/01/2035	402,337
	Ohio Housing Finance Agency, OH, Rev
270,000	3.00%, 03/01/2052	259,890
190,000	4.50%, 03/01/2050	189,695
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,139,922
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(2)	173,978
		3,005,549
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
35,000	5.25%, 08/15/2048	35,366
35,000	5.50%, 08/15/2057	35,602
		70,968
	Oregon - 0.9%
480,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	119,306
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(4)	433,811
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	22,050
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	18,038
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	55,065
45,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	44,826
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	114,213
		807,309
	Pennsylvania - 5.4%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	161,240
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	317,145
750,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	805,880
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(3)	110,205
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2036	279,262
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	383,909
100,000	5.13%, 07/01/2037	94,188
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	160,721
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	101,009
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Pennsylvania - 5.4% - (continued)
$ 200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	$ 194,848
	Pennsylvania Housing Finance Agency, PA, Rev
95,000	4.75%, 04/01/2033	94,558
555,000	5.50%, 10/01/2053	581,665
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	138,123
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2033	54,362
	School Dist of Philadelphia, PA, GO,
250,000	(State Aid Withholding Insured) 4.00%, 09/01/2036	253,052
1,000,000	(State Aid Withholding Insured) 5.25%, 09/01/2036	1,123,744
		4,853,911
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	390,386
175,000	5.00%, 07/01/2058	174,277
		564,663
	Rhode Island - 0.8%
80,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	83,431
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	113,772
460,000	5.00%, 12/01/2028	483,178
		680,381
	South Carolina - 2.3%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	157,991
575,000	5.00%, 10/01/2035	638,717
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	200,951
200,000	4.00%, 12/01/2038	196,822
825,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	880,425
		2,074,906
	South Dakota - 0.3%
	South Dakota Housing Dev Auth, SD, Rev
165,000	4.00%, 11/01/2049	163,064
145,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	152,896
		315,960
	Tennessee - 2.1%
300,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2039	313,170
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM Insured) 5.00%, 07/01/2037	108,915
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	972,132
235,000	5.00%, 05/01/2035	260,621
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	203,058
55,000	Tennessee Housing Dev Agency, TN, Rev 3.50%, 01/01/2047	54,182
		1,912,078

The accompanying notes are an integral part of these financial statements.
133

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Texas - 9.8%
	Arlington Higher Education Finance Corp., TX, Rev,
$ 150,000	(PSF-GTD Insured) 4.00%, 08/15/2030	$ 150,929
250,000	(PSF-GTD Insured) 5.00%, 02/15/2027	259,929
625,000	(PSF-GTD Insured) 5.00%, 08/15/2037	676,581
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	322,388
600,000	4.00%, 01/01/2040	591,776
1,000,000	5.00%, 01/01/2046	1,040,834
250,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2042	250,139
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(2)	158,120
320,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(2)	316,275
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,013,111
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	155,636
370,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.65%, 08/01/2052(2)	369,207
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	401,352
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	260,655
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	293,613
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	151,226
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	92,535
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	140,794
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2041	1,002,726
725,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 3.63%, 09/01/2044	641,835
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	252,940
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	31,251
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	205,013
		8,778,865
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	176,311
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	901,944
	Virginia - 2.0%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	70,932
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	386,307
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	642,647
500,000	4.00%, 01/01/2039	474,985
170,000	5.00%, 12/31/2047	172,089
		1,746,960
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Washington - 1.6%
$ 140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028		$ 146,441
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026		136,883
500,000	5.00%, 09/01/2040		521,936
475,000	5.00%, 10/01/2042		475,042
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(3)		130,589
			1,410,891
	Wisconsin - 3.3%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(2)		412,881
500,000	(AGM Insured) 4.00%, 07/01/2059		427,430
300,000	5.00%, 07/01/2035		309,218
200,000	5.00%, 10/01/2043(3)		185,895
95,000	5.00%, 10/01/2044		97,866
150,000	(AGM Insured) 5.00%, 07/01/2048		152,322
100,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(4)		80,868
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037		256,418
255,000	4.00%, 08/15/2046		199,583
155,000	5.00%, 11/01/2024		154,834
45,000	5.00%, 11/01/2025		44,827
100,000	5.75%, 08/15/2059		100,453
355,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (GNMA/FNMA/FHLMC Insured) 6.00%, 09/01/2054		382,684
160,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(2)		155,809
			2,961,088
	Total Municipal Bonds (cost $90,331,146)		$ 85,013,991
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	Federal Home Loan Mortgage Corp. - 0.5%
566,415	3.15%, 10/15/2036		$ 459,910
	Total U.S. Government Agencies (cost $576,377)		$ 459,910
	Total Long-Term Investments (cost $90,907,523)		$ 85,473,901
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
510,594	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $510,669; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $520,845		$ 510,594
	Total Short-Term Investments (cost $510,594)		$ 510,594
	Total Investments (cost $91,418,117)	96.2%	$ 85,984,495
	Other Assets and Liabilities	3.8%	3,439,373
	Total Net Assets	100.0%	$ 89,423,868

The accompanying notes are an integral part of these financial statements.
134

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $545,263 at April 30, 2024.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $896,603, representing 1.0% of net assets.
(4)	Security is a zero-coupon bond.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 85,013,991	$ —	$ 85,013,991	$ —
U.S. Government Agencies	459,910	—	459,910	—
Short-Term Investments	510,594	—	510,594	—
Total	$ 85,984,495	$ —	$ 85,984,495	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
135

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9%
	Asset-Backed - Automobile - 2.1%
$ 2,230,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 2,230,159
4,093,205	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	4,079,649
	Avis Budget Rental Car Funding AESOP LLC
2,265,000	5.36%, 06/20/2030(1)	2,226,353
1,185,000	5.58%, 12/20/2030(1)	1,157,168
2,635,000	5.90%, 08/21/2028(1)	2,642,286
5,016,902	Carvana Auto Receivables Trust 4.13%, 04/12/2027	4,951,476
3,648,104	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	3,639,346
3,730,664	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	3,731,562
2,740,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	2,724,725
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	2,010,629
	Enterprise Fleet Financing LLC
1,115,000	5.16%, 09/20/2030(1)	1,097,224
2,710,000	5.42%, 10/22/2029(1)	2,684,731
	Exeter Automobile Receivables Trust
609,909	2.58%, 09/15/2025(1)	607,713
1,482,448	4.57%, 01/15/2027	1,478,733
1,058,000	6.03%, 08/16/2027	1,057,880
1,069,000	6.11%, 09/15/2027	1,069,326
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,247,292
962,000	5.05%, 01/18/2028(1)	947,034
2,551,000	5.21%, 05/15/2028(1)	2,501,589
600,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	596,201
6,805,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	6,774,356
1,342,338	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,332,704
	Santander Drive Auto Receivables Trust
1,945,000	4.98%, 02/15/2028	1,928,384
3,355,000	5.61%, 07/17/2028	3,339,782
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,665,600
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	384,231
551,620	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	551,636
	Westlake Automobile Receivables Trust
1,350,786	1.65%, 02/17/2026(1)	1,339,285
3,720,000	4.31%, 09/15/2027(1)	3,691,236
1,045,000	5.41%, 01/18/2028(1)	1,040,224
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,814,949
		68,543,463
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
17,133	5.57%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	5,131
2,246,199	5.59%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	618,959
747,701	5.61%, 12/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	196,788
1,072,014	5.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	248,156
1,090,142	5.98%, 06/25/2036(3)	269,050
1,056,985	Morgan Stanley Mortgage Loan Trust 5.77%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	296,531
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Asset-Backed - Home Equity - 0.2% - (continued)
$ 486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	$ 126,994
	Soundview Home Loan Trust
1,658,144	5.61%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,445,300
830,000	5.91%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	717,535
806,344	5.93%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	753,385
		4,677,829
	Asset-Backed - Manufactured Housing - 0.0%
1,531,693	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,300,285
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
3,085,006	1.11%, 02/18/2070(1)	2,593,613
3,890,450	5.51%, 10/15/2071(1)	3,854,249
		6,447,862
	Commercial Mortgage-Backed Securities - 3.7%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,085,247
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,162,298
	BBCMS Mortgage Trust
6,535,000	1.10%, 04/15/2053(3)(5)	335,461
19,648,538	1.62%, 02/15/2050(3)(5)	624,802
14,112,211	1.87%, 02/15/2057(3)(5)	1,504,870
1,640,000	3.66%, 04/15/2055(3)	1,429,057
2,660,000	5.13%, 12/15/2051(3)	2,300,928
	Benchmark Mortgage Trust
10,676,116	0.61%, 07/15/2051(3)(5)	146,580
48,270,071	0.72%, 04/10/2051(3)(5)	792,986
32,942,850	0.72%, 07/15/2056(3)(5)	1,313,211
30,765,217	0.78%, 01/15/2052(3)(5)	661,289
8,095,962	1.16%, 08/15/2052(3)(5)	261,219
19,259,771	1.39%, 03/15/2062(3)(5)	944,886
10,213,403	1.41%, 12/15/2056(3)(5)	661,707
14,157,248	1.62%, 01/15/2054(3)(5)	1,062,993
6,720,348	1.91%, 07/15/2053(3)(5)	407,574
3,000,000	3.04%, 08/15/2052	2,795,189
2,990,000	4.02%, 03/15/2052	2,724,769
	BPR Trust
7,425,000	7.89%, 11/05/2028(1)(3)	7,516,977
3,770,000	8.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,779,425
	BX Trust
3,393,565	7.77%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,408,318
601,000	8.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	600,624
2,535,000	CAMB Commercial Mortgage Trust 8.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,514,403
2,457,929	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(3)(5)	92,797
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,165,382
	Citigroup Commercial Mortgage Trust
4,090,956	0.97%, 07/10/2047(3)(5)	75
11,751,176	1.15%, 04/10/2048(3)(5)	71,290
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,159,897
31,160	2.85%, 10/15/2045	28,606
3,895,000	3.18%, 02/10/2048	3,819,583
1,320,000	4.08%, 01/10/2039(1)(3)	1,142,184

The accompanying notes are an integral part of these financial statements.
136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 6,933	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	$ 6,851
	CSAIL Commercial Mortgage Trust
22,881,539	0.85%, 06/15/2057(3)(5)	77,992
1,207,463	0.94%, 04/15/2050(3)(5)	2,426
3,259,980	1.04%, 11/15/2048(3)(5)	34,009
6,195,909	2.02%, 01/15/2049(3)(5)	157,373
	DBJPM Mortgage Trust
5,598,772	1.82%, 09/15/2053(3)(5)	293,516
3,600,000	2.89%, 08/10/2049	3,375,374
	DC Trust
1,410,000	5.73%, 04/13/2028(1)(3)	1,384,845
705,000	7.04%, 04/13/2028(1)(3)	698,589
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(3)	410,519
350,000	3.92%, 02/25/2050(1)(3)	343,427
230,000	3.97%, 10/25/2049(1)(3)	215,653
4,285,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	4,151,322
2,010,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,506,048
	GS Mortgage Securities Trust
329,594	0.09%, 08/10/2044(1)(3)(5)	3
1,361,400	0.37%, 07/10/2046(3)(5)	14
3,980,000	3.04%, 07/10/2052	3,717,328
1,310,000	5.11%, 04/10/2047(1)(3)	1,022,553
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(3)	1,973,920
1,095,000	7.09%, 05/10/2039(1)(3)	1,087,316
	JP Morgan Chase Commercial Mortgage Securities Trust
819,539	2.73%, 10/15/2045(1)(3)	717,902
1,770,000	2.81%, 01/16/2037(1)	1,504,500
730,000	3.71%, 12/15/2047(1)(3)	453,330
	JPMBB Commercial Mortgage Securities Trust
2,157,461	0.68%, 05/15/2048(3)(5)	9,621
7,320,774	0.72%, 09/15/2047(3)(5)	2,996
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,200,645
	Life Mortgage Trust
6,079,670	6.14%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	6,029,434
1,307,350	6.84%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,288,164
	Morgan Stanley Bank of America Merrill Lynch Trust
4,971,160	1.03%, 12/15/2047(3)(5)	5,082
3,399,238	1.11%, 10/15/2048(3)(5)	21,500
	Morgan Stanley Capital I Trust
2,174,208	1.46%, 06/15/2050(3)(5)	53,294
885,000	5.11%, 07/15/2049(1)(3)	765,704
37,927	5.26%, 10/12/2052(1)(3)	14,040
4,620,812	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(5)	297,992
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,109,099
3,410,000	NJ Trust 6.70%, 01/06/2029(1)(3)	3,459,309
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	955,795
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,311,784
6,345,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	6,500,347
3,881,437	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(5)	104,694
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
	Wells Fargo Commercial Mortgage Trust
$ 15,947,573	1.02%, 09/15/2057(3)(5)	$ 146,123
7,996,598	1.17%, 05/15/2048(3)(5)	36,298
10,000	3.17%, 02/15/2048	9,797
255,000	4.25%, 05/15/2048(3)	220,665
	Wells Fargo NA
20,456,786	0.71%, 11/15/2062(3)(5)	555,005
10,394,906	0.75%, 11/15/2062(3)(5)	314,332
17,942,109	0.80%, 12/15/2052(3)(5)	555,750
24,514,797	0.85%, 11/15/2050(3)(5)	494,819
19,221,071	0.93%, 09/15/2062(3)(5)	664,444
36,072,076	0.99%, 01/15/2063(3)(5)	1,374,750
20,970,731	1.03%, 05/15/2062(3)(5)	739,541
1,759,376	1.15%, 04/15/2052(3)(5)	70,533
9,519,374	1.20%, 02/15/2056(3)(5)	581,139
6,760,960	1.20%, 12/15/2056(3)(5)	251,366
36,736,071	1.88%, 03/15/2063(3)(5)	3,130,850
	WFRBS Commercial Mortgage Trust
67,018	3.02%, 11/15/2047(1)	2,719
345,000	5.00%, 06/15/2044(1)(3)	210,484
		118,137,552
	Other Asset-Backed Securities - 6.6%
411,225	AASET Trust 3.35%, 01/16/2040(1)	378,330
2,745,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,756,109
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,607,528
5,800,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,791,561
4,255,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,277,335
5,235,000	BlueMountain CLO XXIV Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	5,208,139
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	585,724
1,530,299	1.69%, 07/15/2060(1)	1,434,268
706,836	1.98%, 03/15/2061(1)	621,430
1,260,139	1.99%, 07/15/2060(1)	1,080,279
961,496	5.97%, 08/15/2062(1)	937,406
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,039,046
1,230,000	CNH Equipment Trust 4.77%, 10/15/2030	1,203,681
1,915,000	Columbia Cent CLO 27 Ltd. 6.78%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,913,185
3,425,000	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	3,413,038
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,937,499
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,322,039
1,449,600	3.67%, 10/25/2049(1)	1,301,284
2,505,100	4.12%, 07/25/2047(1)	2,368,050
3,122,012	4.12%, 07/25/2048(1)	3,032,887
5,245,000	Elmwood CLO 19 Ltd. 7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	5,281,395
3,720,000	Elmwood CLO 23 Ltd. 7.58%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,740,720
	FirstKey Homes Trust
1,851,484	4.15%, 05/19/2039(1)	1,773,047
7,902,970	4.25%, 07/17/2039(1)	7,530,517
3,095,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,125,836

The accompanying notes are an integral part of these financial statements.
137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 8,840,000	HPS Loan Management Ltd. 8.27%, 04/15/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	$ 8,847,523
2,640,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,649,174
7,960,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	7,968,040
4,415,000	MF1 Ltd. 7.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,333,155
24,468	Morgan Stanley ABS Capital I, Inc. Trust 5.73%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	19,904
5,335,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	4,647,139
409,388	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	392,874
7,885,000	OCP CLO Ltd. 6.85%, 04/23/2037, 3 mo. USD Term SOFR + 1.52%(1)(2)	7,889,644
5,180,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,200,026
	Progress Residential Trust
5,369,486	1.51%, 10/17/2038(1)	4,838,071
1,746,640	3.20%, 04/17/2039(1)	1,619,908
3,043,253	4.30%, 03/17/2040(1)	2,886,406
4,920,092	4.44%, 05/17/2041(1)	4,672,565
1,423,962	4.45%, 06/17/2039(1)	1,370,059
2,293,867	4.75%, 10/27/2039(1)	2,215,263
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	5,907,164
7,555,000	RR 23 Ltd. 7.98%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,609,177
3,660,000	RR 26 Ltd. 7.58%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,668,015
401,188	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	369,101
4,070,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	4,084,774
8,270,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,234,877
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,436,810
1,870,000	5.90%, 03/25/2049(1)	1,828,842
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,765,077
4,440,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,456,694
94,930	Triangle Re Ltd. 7.23%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(2)	94,965
5,140,083	Tricon Residential Trust 4.85%, 07/17/2040(1)	4,965,649
8,270,000	Venture 42 CLO Ltd. 6.72%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,237,813
3,160,000	Venture 43 CLO Ltd. 6.83%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,159,223
6,516,309	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	6,525,719
	Wendy's Funding LLC
7,190,289	2.37%, 06/15/2051(1)	6,135,988
9,449,766	2.78%, 06/15/2051(1)	7,722,860
1,279,604	3.88%, 03/15/2048(1)	1,189,564
2,053,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,840,391
		212,442,787
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 7.1%
$ 3,015,548	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(4)	$ 2,898,304
19,007	Adjustable Rate Mortgage Trust 5.97%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	18,777
	Angel Oak Mortgage Trust
1,711,849	0.91%, 01/25/2066(1)(3)	1,415,579
3,747,495	0.95%, 07/25/2066(1)(3)	3,046,657
1,026,541	0.99%, 04/25/2053(1)(3)	932,380
1,576,123	0.99%, 04/25/2066(1)(3)	1,276,197
2,948,660	1.07%, 05/25/2066(1)(3)	2,432,994
5,700,886	1.46%, 09/25/2066(1)(3)	4,548,926
417,203	1.47%, 06/25/2065(1)(3)	385,804
2,714,585	1.82%, 11/25/2066(1)(3)	2,296,997
1,020,040	2.53%, 01/26/2065(1)(3)	934,834
	Banc of America Funding Trust
865,882	5.77%, 05/25/2037(3)	715,543
226,866	6.03%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	204,344
34,716	6.35%, 01/25/2037(4)	29,965
640,180	Bear Stearns ALT-A Trust 5.93%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	577,306
	Bear Stearns ARM Trust
94,261	6.27%, 02/25/2036(3)	81,661
132,975	7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	122,712
225,185	Bear Stearns Mortgage Funding Trust 5.79%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	185,423
1,793,736	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,518,085
	BRAVO Residential Funding Trust
987,471	0.94%, 02/25/2049(1)(3)	860,685
738,096	0.97%, 03/25/2060(1)(3)	687,444
674,023	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	641,329
197,031	Chase Mortgage Finance Trust 4.90%, 12/25/2035(3)	180,077
	CHL Mortgage Pass-Through Trust
310,497	4.33%, 11/20/2035(3)	274,235
400,830	4.43%, 09/25/2047(3)	343,634
68,811	4.89%, 06/20/2035(3)	63,124
265,106	5.16%, 04/20/2036(3)	225,130
271,072	6.11%, 03/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	243,370
	COLT Mortgage Loan Trust
700,536	0.80%, 07/27/2054(1)	599,804
2,598,443	0.91%, 06/25/2066(1)(3)	2,087,967
6,503,100	2.28%, 12/27/2066(1)(3)	5,548,616
1,051,547	4.30%, 03/25/2067(1)(3)	1,003,673
	Countrywide Alternative Loan Trust
188,560	5.75%, 05/25/2036	69,666
846,600	5.97%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	732,427
158,900	6.00%, 05/25/2036	79,290
124,000	6.00%, 12/25/2036	48,981
244,942	6.07%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	194,230
568,667	6.44%, 08/25/2035, 1 yr. USD MTA + 1.35%(2)	454,372
417,093	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	297,490
	CSMC Trust
723,483	0.81%, 05/25/2065(1)(3)	604,207
1,885,278	0.83%, 03/25/2056(1)(3)	1,544,354

The accompanying notes are an integral part of these financial statements.
138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
$ 2,345,035	0.94%, 05/25/2066(1)(3)	$ 1,841,836
3,254,196	1.18%, 02/25/2066(1)(3)	2,772,565
1,636,900	1.80%, 12/27/2060(1)(3)	1,557,806
3,016,386	1.84%, 10/25/2066(1)(3)	2,542,976
7,250,062	2.27%, 11/25/2066(1)(3)	6,176,735
1,105,435	3.25%, 04/25/2047(1)(3)	980,574
1,025,593	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	870,661
68,140	DSLA Mortgage Loan Trust 6.15%, 01/19/2045, 1 mo. USD Term SOFR + 0.83%(2)	51,084
	Ellington Financial Mortgage Trust
385,976	0.80%, 02/25/2066(1)(3)	318,831
1,084,561	0.93%, 06/25/2066(1)(3)	853,162
3,286,829	2.21%, 01/25/2067(1)(3)	2,742,685
	Federal National Mortgage Association Connecticut Avenue Securities
1,344,000	7.13%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,345,421
328,741	7.59%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	330,370
1,135,000	7.83%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	1,143,749
904,591	7.88%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	929,467
450,860	7.99%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	465,496
4,060,000	8.03%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	4,202,251
1,212,400	8.43%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,244,460
2,105,000	8.43%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,211,038
2,866,000	8.48%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,953,608
503,651	9.79%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	527,262
3,055,000	9.83%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,211,569
	First Franklin Mortgage Loan Trust
741,933	5.74%, 09/25/2036, 1 mo. USD Term SOFR + 0.42%(2)	687,171
2,250,478	5.91%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,990,048
	GCAT Trust
1,931,486	0.87%, 01/25/2066(1)(3)	1,558,246
2,111,227	1.04%, 05/25/2066(1)(3)	1,695,412
3,974,515	1.09%, 08/25/2066(1)(3)	3,127,266
1,998,439	1.92%, 08/25/2066(1)(3)	1,714,518
	GMACM Mortgage Loan Trust
43,289	3.64%, 04/19/2036(3)	33,505
152,468	4.14%, 09/19/2035(3)	127,439
	GSR Mortgage Loan Trust
451,349	4.71%, 01/25/2036(3)	404,620
80,158	4.77%, 10/25/2035(3)	42,551
1,538,754	5.73%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	352,631
	HarborView Mortgage Loan Trust
382,165	5.81%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	329,087
727,594	5.91%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	678,638
7,042,768	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	6,355,054
136,801	IndyMac INDA Mortgage Loan Trust 5.43%, 01/25/2036(3)	125,236
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
	IndyMac INDX Mortgage Loan Trust
$ 851,431	3.86%, 04/25/2037(3)	$ 517,650
257,540	3.93%, 03/25/2036(3)	176,640
	JP Morgan Mortgage Trust
120,818	4.44%, 05/25/2036(3)	95,996
45,220	5.31%, 04/25/2037(3)	32,573
86,816	5.48%, 09/25/2035(3)	79,808
	Legacy Mortgage Asset Trust
1,084,486	1.65%, 11/25/2060(1)(4)	1,022,215
2,100,303	1.75%, 07/25/2061(1)(4)	1,994,378
1,547,696	4.75%, 04/25/2061(1)(4)	1,483,406
232,896	Lehman XS Trust 5.85%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	208,275
1,411,666	Luminent Mortgage Trust 5.81%, 05/25/2046, 1 mo. USD Term SOFR + 0.49%(2)	1,138,569
	MetLife Securitization Trust
495,699	3.00%, 04/25/2055(1)(3)	457,725
1,272,025	3.75%, 03/25/2057(1)(3)	1,176,417
	MFA Trust
256,268	1.01%, 01/26/2065(1)(3)	231,062
1,616,689	1.03%, 11/25/2064(1)(3)	1,374,035
1,116,174	1.15%, 04/25/2065(1)(3)	986,288
	Mill City Mortgage Loan Trust
346,552	2.75%, 01/25/2061(1)(3)	340,509
92,072	3.25%, 05/25/2062(1)(3)	89,899
329,307	Morgan Stanley Mortgage Loan Trust 4.74%, 05/25/2036(3)	132,218
	New Residential Mortgage Loan Trust
1,452,445	0.94%, 07/25/2055(1)(3)	1,252,405
886,504	0.94%, 10/25/2058(1)(3)	812,460
303,527	2.49%, 09/25/2059(1)(3)	276,692
1,270,300	3.50%, 12/25/2057(1)(3)	1,189,407
1,089,077	3.50%, 08/25/2059(1)(3)	992,057
937,825	3.75%, 11/26/2035(1)(3)	862,647
419,633	3.75%, 01/25/2054(1)(3)	385,375
20,348	3.75%, 05/25/2054(1)(3)	18,647
1,073,327	3.75%, 11/25/2056(1)(3)	976,208
2,382,675	3.75%, 11/25/2058(1)(3)	2,189,893
1,936,776	4.00%, 03/25/2057(1)(3)	1,797,092
1,081,953	4.00%, 05/25/2057(1)(3)	1,000,665
1,580,083	4.00%, 08/27/2057(1)(3)	1,469,992
232,097	4.00%, 12/25/2057(1)(3)	215,970
1,263,318	6.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,224,672
987,422	6.93%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	988,202
4,578,474	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,717,629
	OBX Trust
2,863,573	1.05%, 07/25/2061(1)(3)	2,158,975
3,000,299	1.07%, 02/25/2066(1)(3)	2,512,170
5,841,539	2.31%, 11/25/2061(1)(3)	4,965,283
165,878	6.08%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	159,491
2,220,957	PRET LLC 1.87%, 07/25/2051(1)(4)	2,109,163
	Pretium Mortgage Credit Partners LLC
4,054,635	1.99%, 02/25/2061(1)(4)	3,904,978
4,683,263	2.98%, 01/25/2052(1)(4)	4,474,875
	PRPM LLC
2,889,277	1.79%, 06/25/2026(1)(4)	2,792,096
2,314,283	1.79%, 07/25/2026(1)(4)	2,218,486
3,913,140	1.87%, 08/25/2026(1)(4)	3,720,875
4,961,060	2.36%, 10/25/2026(1)(4)	4,790,439
4,443,885	4.87%, 04/25/2026(1)(4)	4,267,907
975,701	5.12%, 03/25/2026(1)(3)	955,667
715,412	5.36%, 11/25/2025(1)(4)	707,420

The accompanying notes are an integral part of these financial statements.
139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
$ 444,076	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	$ 397,396
	Residential Accredit Loans, Inc. Trust
465,998	6.00%, 12/25/2035	386,156
1,223,580	6.03%, 04/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	1,019,437
778,542	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	716,929
258,555	RFMSI Trust 4.13%, 08/25/2035(3)	110,864
	Seasoned Credit Risk Transfer Trust
2,145,309	2.50%, 08/25/2059	1,717,115
1,848,686	3.50%, 11/25/2057	1,644,839
3,709,221	3.50%, 03/25/2058	3,201,219
4,973,019	3.50%, 07/25/2058	4,362,869
1,014,957	3.50%, 08/25/2058	883,552
3,825,452	3.50%, 10/25/2058	3,312,257
2,203,280	STAR Trust 1.22%, 05/25/2065(1)(3)	1,906,473
	Starwood Mortgage Residential Trust
769,813	0.94%, 05/25/2065(1)(3)	697,758
4,425,793	1.92%, 11/25/2066(1)(3)	3,704,778
473,248	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	191,741
1,527,158	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(4)	1,511,312
	Towd Point Mortgage Trust
7,148,542	2.92%, 11/30/2060(1)(3)	5,839,430
1,696,021	3.25%, 03/25/2058(1)(3)	1,636,222
	VCAT LLC
2,065,163	1.74%, 05/25/2051(1)(4)	1,975,076
2,788,483	1.87%, 08/25/2051(1)(4)	2,673,846
556,773	5.12%, 03/27/2051(1)(4)	545,057
	Verus Securitization Trust
509,445	0.82%, 10/25/2063(1)(3)	457,367
1,361,888	0.92%, 02/25/2064(1)(3)	1,191,723
1,954,612	0.94%, 07/25/2066(1)(3)	1,633,200
1,152,354	1.03%, 02/25/2066(1)(3)	983,479
473,145	1.50%, 05/25/2065(1)(4)	445,017
3,055,842	1.82%, 11/25/2066(1)(3)	2,625,565
4,432,950	2.72%, 01/25/2067(1)(4)	3,925,164
1,161,345	4.13%, 02/25/2067(1)(4)	1,070,048
2,551,469	VOLT XCIII LLC 4.89%, 02/27/2051(1)(4)	2,483,548
1,999,302	VOLT XCIV LLC 5.24%, 02/27/2051(1)(4)	1,959,809
1,830,502	VOLT XCV LLC 5.24%, 03/27/2051(1)(4)	1,777,650
2,103,003	VOLT XCVII LLC 5.24%, 04/25/2051(1)(4)	2,038,605
	WaMu Mortgage Pass-Through Certificates Trust
485,137	3.79%, 06/25/2037(3)	406,138
247,942	5.97%, 10/25/2046, 1 yr. USD MTA + 0.88%(2)	201,191
146,409	6.07%, 07/25/2046, 1 yr. USD MTA + 0.98%(2)	125,159
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
340,045	5.92%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	270,166
564,573	6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	370,896
	Wells Fargo Mortgage-Backed Securities Trust
8,257	3.93%, 11/25/2048(1)(3)	7,567
66,292	6.27%, 09/25/2036(3)	61,838
		230,015,578
	Total Asset & Commercial Mortgage-Backed Securities (cost $685,855,046)	$ 641,565,356
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7%
	Advertising - 0.1%
$ 4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 4,107,628
	Aerospace/Defense - 0.5%
1,870,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,835,935
	Boeing Co.
195,000	3.75%, 02/01/2050	125,768
575,000	5.04%, 05/01/2027	558,020
2,060,000	5.15%, 05/01/2030	1,952,220
160,000	5.81%, 05/01/2050	141,498
2,490,000	5.93%, 05/01/2060	2,177,339
945,000	6.30%, 05/01/2029(1)	948,235
1,035,000	6.39%, 05/01/2031(1)	1,040,456
1,885,000	6.53%, 05/01/2034(1)	1,896,602
	L3Harris Technologies, Inc.
1,920,000	5.05%, 06/01/2029	1,876,955
2,250,000	5.35%, 06/01/2034	2,174,888
1,260,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,182,491
		15,910,407
	Agriculture - 0.4%
	BAT Capital Corp.
2,875,000	5.83%, 02/20/2031	2,873,826
1,200,000	6.00%, 02/20/2034	1,192,807
	Philip Morris International, Inc.
720,000	5.13%, 11/17/2027	713,248
3,740,000	5.13%, 02/15/2030	3,675,812
1,305,000	5.13%, 02/13/2031	1,268,694
1,740,000	5.38%, 02/15/2033	1,706,434
2,090,000	5.63%, 09/07/2033	2,071,203
		13,502,024
	Apparel - 0.3%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	906,759
	Tapestry, Inc.
635,000	7.05%, 11/27/2025	643,875
1,690,000	7.35%, 11/27/2028	1,740,416
431,000	7.70%, 11/27/2030	446,285
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,386,710
		8,124,045
	Beverages - 0.0%
250,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	243,249
	Biotechnology - 0.3%
	Amgen, Inc.
765,000	5.25%, 03/02/2030	758,183
4,575,000	5.25%, 03/02/2033	4,474,165
	Royalty Pharma PLC
3,605,000	2.15%, 09/02/2031	2,825,031
1,300,000	2.20%, 09/02/2030	1,055,484
250,000	3.30%, 09/02/2040	176,187
		9,289,050
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
2,010,000	6.17%, 07/15/2027	2,021,357
2,090,000	6.33%, 07/15/2029	2,119,112
1,665,000	6.55%, 11/15/2030	1,705,378
3,230,000	OCP SA 6.75%, 05/02/2034(1)	3,179,935
		9,025,782
	Commercial Banks - 7.3%
2,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	2,420,450

The accompanying notes are an integral part of these financial statements.
140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
$ 275,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(6)	$ 266,112
EUR 1,300,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	1,452,150
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	2,992,712
$ 2,800,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(6)	2,744,657
	Bank of America Corp.
2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,767,637
3,130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	2,487,187
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	2,746,359
1,820,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,468,546
2,630,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	2,210,556
8,825,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	7,272,801
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	577,041
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	780,714
140,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	129,723
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(6)	1,372,066
2,285,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	2,251,193
1,400,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	1,361,154
3,780,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	3,796,501
	Bank of Ireland Group PLC
4,855,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	4,758,614
6,015,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	6,026,720
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
	Bank of New York Mellon Corp.
$ 1,135,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	$ 1,110,516
1,495,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	1,441,283
1,950,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	2,014,309
	Barclays PLC
3,710,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,661,615
1,760,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(8)	1,839,292
3,910,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	3,948,069
	BPCE SA
1,690,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	1,670,197
4,885,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	5,027,652
5,310,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	5,587,780
775,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	761,562
3,025,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	2,958,297
	Citizens Financial Group, Inc.
1,155,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	1,130,332
315,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	316,027
	Credit Agricole SA
1,730,000	5.13%, 03/11/2027(1)	1,713,946
3,295,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	3,259,590
1,295,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	1,319,701
	Danske Bank AS
1,435,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	1,352,302
995,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	983,120
	Deutsche Bank AG
1,070,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	973,145

The accompanying notes are an integral part of these financial statements.
141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
$ 845,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(6)	$ 679,536
1,360,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(6)	1,396,715
370,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	359,669
	Goldman Sachs Group, Inc.
2,620,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	2,097,464
6,245,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	5,114,779
1,220,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	1,140,105
305,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	289,301
1,985,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,987,745
	HSBC Holdings PLC
2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,983,888
2,970,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	2,830,832
4,015,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	3,880,162
2,850,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	2,851,992
355,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	359,017
2,700,000	Huntington National Bank 5.65%, 01/10/2030	2,649,150
	Intesa Sanpaolo SpA
295,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(1)(6)	302,432
2,770,000	7.80%, 11/28/2053(1)	2,973,729
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(6)	22,665
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,675,129
2,255,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,857,992
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	765,663
1,920,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	1,863,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
$ 1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	$ 1,212,586
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	940,247
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,517,603
4,575,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	4,433,922
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	2,937,738
1,695,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,714,804
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,775,351
	M&T Bank Corp.
4,832,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	4,350,369
3,790,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	3,930,336
2,620,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	2,479,771
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	2,492,255
$ 2,685,000	Mitsubishi UFJ Financial Group, Inc. 5.43%, 04/17/2035, (5.43% fixed rate until 04/17/2034; 1 yr. USD CMT + 1.00% thereafter)(6)	2,615,381
	Morgan Stanley
4,885,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	3,811,155
2,250,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,763,351
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,716,892
3,800,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	3,737,211
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	749,942
2,425,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	2,424,196
7,960,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	8,205,921
	OTP Bank Nyrt
EUR 2,640,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	2,866,376

The accompanying notes are an integral part of these financial statements.
142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
$ 1,525,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	$ 1,556,110
	PNC Financial Services Group, Inc.
1,180,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	1,155,766
965,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	973,877
7,845,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)(9)	7,661,207
	Standard Chartered PLC
2,250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	2,340,522
1,415,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	1,492,762
	UBS Group AG
1,265,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	987,613
1,765,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	1,461,181
870,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	792,137
1,475,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	1,450,083
2,370,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	2,404,249
1,265,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	1,284,314
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	5,294,199
	Wells Fargo & Co.
745,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	629,670
2,945,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	2,555,217
6,683,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	5,648,162
2,070,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,943,183
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	144,615
1,735,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	1,684,995
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 7.3% - (continued)
$ 7,050,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	$ 7,026,000
1,628,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,667,181
		233,861,857
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,441,630
3,790,000	4.38%, 08/15/2027(1)	3,604,763
280,000	5.80%, 04/15/2034(1)	272,466
495,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	486,199
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,753,288
	Howard University
2,000,000	2.70%, 10/01/2029	1,718,542
1,205,000	3.48%, 10/01/2041	829,890
	Service Corp. International
7,045,000	3.38%, 08/15/2030	5,972,535
4,657,000	5.13%, 06/01/2029	4,446,732
		22,526,045
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,579,495
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	523,973
4,965,000	4.38%, 07/15/2030(1)	4,398,417
		9,501,885
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
755,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	684,969
2,335,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	2,060,684
1,410,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	1,356,702
745,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	731,621
925,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	934,322
2,360,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	2,538,553
1,308,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	1,439,546
		9,746,397
	Electric - 3.7%
1,228,000	AES Corp. 3.30%, 07/15/2025(1)	1,189,383
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,475,676
310,000	4.15%, 08/15/2044	247,331
3,900,000	Ameren Corp. 5.00%, 01/15/2029	3,799,615
	Arizona Public Service Co.
815,000	5.55%, 08/01/2033	799,247
1,275,000	6.35%, 12/15/2032	1,323,179

The accompanying notes are an integral part of these financial statements.
143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Electric - 3.7% - (continued)
	Cleco Corporate Holdings LLC
$ 1,595,000	3.38%, 09/15/2029	$ 1,361,603
70,000	4.97%, 05/01/2046	54,903
	Consolidated Edison Co. of New York, Inc.
1,500,000	3.20%, 12/01/2051	969,989
800,000	5.50%, 03/15/2034	797,779
	Dominion Energy, Inc.
1,652,000	3.38%, 04/01/2030	1,463,561
6,116,000	5.38%, 11/15/2032	5,948,250
115,000	6.30%, 03/15/2033	117,542
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	471,527
	Duke Energy Corp.
4,635,000	2.55%, 06/15/2031	3,811,347
2,000,000	2.65%, 09/01/2026	1,873,785
1,095,000	3.75%, 09/01/2046	780,848
1,840,000	4.50%, 08/15/2032	1,696,337
895,000	5.00%, 08/15/2052	763,583
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	308,776
1,215,000	3.25%, 10/01/2049	801,437
935,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	883,389
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	616,851
1,035,000	4.38%, 03/30/2044	845,752
	Edison International
590,000	4.13%, 03/15/2028	555,090
1,985,000	5.25%, 11/15/2028	1,943,916
6,200,000	6.95%, 11/15/2029	6,507,677
1,287,000	Emera, Inc. 6.75%, 06/15/2076	1,272,341
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	253,968
	Evergy, Inc.
710,000	2.45%, 09/15/2024	700,718
1,380,000	2.90%, 09/15/2029	1,208,996
	Eversource Energy
3,815,000	5.13%, 05/15/2033	3,599,665
1,285,000	5.50%, 01/01/2034	1,236,610
2,475,000	5.95%, 02/01/2029	2,502,081
	Georgia Power Co.
410,000	4.30%, 03/15/2042	338,494
465,000	4.70%, 05/15/2032	440,059
455,000	4.95%, 05/17/2033	433,049
960,000	5.25%, 03/15/2034	933,271
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,129,850
1,125,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	1,121,301
1,425,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	1,444,981
	NextEra Energy Capital Holdings, Inc.
2,130,000	1.88%, 01/15/2027	1,935,819
2,645,000	2.25%, 06/01/2030	2,194,263
350,000	4.63%, 07/15/2027	340,764
3,070,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	2,935,122
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	864,620
1,265,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	1,227,970
1,775,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	1,782,754
	Pacific Gas & Electric Co.
3,585,000	2.50%, 02/01/2031	2,907,095
530,000	4.40%, 03/01/2032	476,374
3,530,000	4.55%, 07/01/2030	3,274,597
820,000	5.25%, 03/01/2052	689,481
333,000	5.45%, 06/15/2027	330,835
1,285,000	5.90%, 06/15/2032	1,268,912
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Electric - 3.7% - (continued)
$ 2,955,000	6.10%, 01/15/2029	$ 2,979,163
2,715,000	6.15%, 01/15/2033	2,717,135
3,760,000	6.40%, 06/15/2033	3,827,830
1,355,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	1,304,896
	Public Service Enterprise Group, Inc.
790,000	5.20%, 04/01/2029	775,431
490,000	5.45%, 04/01/2034	476,857
2,000,000	6.13%, 10/15/2033	2,036,417
	Puget Energy, Inc.
1,835,000	2.38%, 06/15/2028	1,612,850
1,925,000	3.65%, 05/15/2025	1,877,931
1,500,000	4.10%, 06/15/2030	1,355,228
612,000	4.22%, 03/15/2032	535,210
2,290,000	Sempra 5.40%, 08/01/2026	2,276,536
	Southern California Edison Co.
1,600,000	5.15%, 06/01/2029	1,573,824
3,010,000	5.20%, 06/01/2034	2,872,081
800,000	5.75%, 04/15/2054	768,198
1,020,000	5.88%, 12/01/2053	997,908
835,000	5.95%, 11/01/2032	849,306
	Southern Co.
995,000	3.25%, 07/01/2026	948,555
2,625,000	5.20%, 06/15/2033	2,531,130
1,165,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	1,110,020
370,000	Union Electric Co. 4.00%, 04/01/2048	280,382
	Virginia Electric & Power Co.
1,980,000	5.00%, 04/01/2033	1,887,939
2,940,000	5.00%, 01/15/2034	2,793,574
1,005,000	5.35%, 01/15/2054	931,144
1,105,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	1,074,476
1,085,000	Xcel Energy, Inc. 4.60%, 06/01/2032	995,598
		119,641,982
	Energy-Alternate Sources - 0.2%
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,875,581
2,394,000	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	2,131,055
		6,006,636
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,382,282
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,074,313
	International Airport Finance SA
3,447,578	12.00%, 03/15/2033(1)	3,659,776
599,992	12.00%, 03/15/2033(7)	636,922
		10,753,293
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
900,000	4.28%, 03/15/2032	775,099
180,000	5.05%, 03/15/2042	144,303
695,000	5.14%, 03/15/2052	532,005
660,000	5.39%, 03/15/2062	505,682
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(9)	942,513
1,690,000	3.75%, 12/01/2029(1)	1,486,672
6,310,000	3.88%, 07/15/2030(1)	5,501,421
		9,887,695
	Environmental Control - 0.3%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,371,559
2,005,000	Veralto Corp. 5.35%, 09/18/2028(1)	1,989,410
		9,360,969

The accompanying notes are an integral part of these financial statements.
144

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Food - 0.3%
$ 1,198,000	Conagra Brands, Inc. 4.85%, 11/01/2028	$ 1,159,109
3,785,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	3,079,482
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,728,426
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	301,796
1,115,000	5.70%, 03/15/2034	1,094,112
		8,362,925
	Gas - 0.5%
2,500,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	2,514,685
1,775,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,750,940
	NiSource, Inc.
345,000	3.49%, 05/15/2027	325,164
1,203,000	3.60%, 05/01/2030	1,082,811
1,935,000	5.35%, 04/01/2034	1,854,222
1,645,000	5.40%, 06/30/2033	1,600,977
	Southern California Gas Co.
1,830,000	5.20%, 06/01/2033	1,781,312
4,015,000	5.60%, 04/01/2054	3,813,861
490,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	492,183
		15,216,155
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
5,350,000	6.05%, 04/15/2028(1)	5,340,030
745,000	6.30%, 02/15/2030(1)	748,047
		6,088,077
	Healthcare - Products - 0.5%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	1,993,717
540,000	3.00%, 09/23/2029(1)	478,274
745,000	5.38%, 12/06/2032(1)	729,789
805,000	5.75%, 12/06/2052(1)	793,007
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,513,918
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	3,929,855
975,000	Smith & Nephew PLC 5.40%, 03/20/2034	940,338
2,745,000	Solventum Corp. 5.40%, 03/01/2029(1)	2,691,915
		16,070,813
	Healthcare - Services - 0.7%
	Centene Corp.
1,375,000	2.45%, 07/15/2028	1,200,923
75,000	4.25%, 12/15/2027	70,774
8,035,000	4.63%, 12/15/2029	7,490,360
520,000	CommonSpirit Health 3.35%, 10/01/2029	468,343
	HCA, Inc.
3,130,000	3.38%, 03/15/2029	2,818,391
300,000	5.45%, 04/01/2031	293,783
1,740,000	5.60%, 04/01/2034	1,697,165
	Humana, Inc.
1,045,000	5.38%, 04/15/2031	1,018,836
425,000	5.75%, 12/01/2028	426,663
	ICON Investments Six DAC
720,000	5.81%, 05/08/2027	720,000
225,000	6.00%, 05/08/2034	224,766
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	424,026
1,515,000	3.00%, 06/01/2051	979,224
	UnitedHealth Group, Inc.
1,270,000	2.75%, 05/15/2040	890,167
590,000	3.50%, 08/15/2039	463,569
385,000	4.95%, 05/15/2062	336,233
650,000	5.35%, 02/15/2033	648,982
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 2,575,000	5.38%, 04/15/2054	$ 2,446,594
430,000	6.05%, 02/15/2063	444,513
		23,063,312
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,349,909
3,847,000	5.75%, 01/15/2028(1)	3,753,142
		6,103,051
	Household Products - 0.0%
1,710,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	1,558,366
	Insurance - 1.0%
895,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	873,019
2,955,000	Aon North America, Inc. 5.45%, 03/01/2034	2,891,323
	Athene Global Funding
590,000	2.50%, 03/24/2028(1)	521,055
3,495,000	2.65%, 10/04/2031(1)	2,793,907
1,980,000	2.72%, 01/07/2029(1)	1,724,154
2,390,000	Athene Holding Ltd. 5.88%, 01/15/2034	2,331,199
	Corebridge Financial, Inc.
715,000	3.85%, 04/05/2029	656,111
2,725,000	5.75%, 01/15/2034	2,676,028
485,000	6.05%, 09/15/2033(1)	484,082
4,285,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,721,276
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,176,941
3,160,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	3,109,222
790,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	717,515
4,090,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	3,278,735
2,160,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	2,109,788
795,000	Willis North America, Inc. 3.60%, 05/15/2024	794,344
		30,858,699
	Internet - 0.5%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	4,016,229
3,970,000	6.75%, 09/30/2027(1)	3,982,998
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	948,883
6,567,000	5.25%, 12/01/2027(1)	6,340,364
		15,288,474
	Investment Company Security - 0.0%
855,000	New Mountain Finance Corp. 6.88%, 02/01/2029	832,634
	IT Services - 0.2%
5,496,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	5,083,094
	Machinery-Diversified - 0.1%
	AGCO Corp.
385,000	5.45%, 03/21/2027	383,716
520,000	5.80%, 03/21/2034	508,755
755,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	749,899

The accompanying notes are an integral part of these financial statements.
145

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Machinery-Diversified - 0.1% - (continued)
$ 1,985,000	Otis Worldwide Corp. 2.57%, 02/15/2030	$ 1,700,645
435,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	427,483
		3,770,498
	Media - 1.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,105,000	2.25%, 01/15/2029	921,967
713,000	3.50%, 03/01/2042	450,710
875,000	3.70%, 04/01/2051	511,549
190,000	3.75%, 02/15/2028	173,840
890,000	3.85%, 04/01/2061	497,662
1,790,000	3.90%, 06/01/2052	1,076,756
1,825,000	4.80%, 03/01/2050	1,278,759
575,000	5.05%, 03/30/2029	542,837
1,940,000	5.13%, 07/01/2049	1,420,269
200,000	5.75%, 04/01/2048	161,088
3,427,000	6.48%, 10/23/2045	3,032,096
1,060,000	6.83%, 10/23/2055	966,923
	Comcast Corp.
2,390,000	2.89%, 11/01/2051	1,447,939
1,901,000	2.94%, 11/01/2056	1,108,385
295,000	3.20%, 07/15/2036	232,090
	Cox Communications, Inc.
1,725,000	2.60%, 06/15/2031(1)	1,395,371
662,000	3.15%, 08/15/2024(1)	656,826
	Discovery Communications LLC
1,245,000	3.63%, 05/15/2030	1,084,202
620,000	4.00%, 09/15/2055	388,553
281,000	4.13%, 05/15/2029	256,829
893,000	5.20%, 09/20/2047	702,380
1,406,000	5.30%, 05/15/2049	1,106,167
655,000	6.35%, 06/01/2040	620,409
	Paramount Global
1,190,000	4.38%, 03/15/2043	787,283
2,025,000	5.25%, 04/01/2044	1,458,674
	Sirius XM Radio, Inc.
2,440,000	4.00%, 07/15/2028(1)	2,178,652
5,995,000	4.13%, 07/01/2030(1)	5,089,993
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,690,404
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,745,581
		32,984,194
	Mining - 0.5%
1,610,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	1,590,286
2,695,000	Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(1)	2,694,217
	Glencore Funding LLC
2,675,000	5.37%, 04/04/2029(1)	2,626,097
3,760,000	5.63%, 04/04/2034(1)	3,638,270
3,040,000	6.38%, 10/06/2030(1)	3,118,787
1,515,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,582,772
		15,250,429
	Oil & Gas - 1.7%
	Aker BP ASA
2,018,000	2.00%, 07/15/2026(1)	1,859,649
680,000	3.10%, 07/15/2031(1)	565,940
2,755,000	6.00%, 06/13/2033(1)	2,748,387
	BP Capital Markets America, Inc.
271,000	2.94%, 06/04/2051	169,654
2,960,000	4.81%, 02/13/2033	2,829,865
2,160,000	4.89%, 09/11/2033	2,074,821
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 2,290,000	4.99%, 04/10/2034	$ 2,212,003
295,000	Cenovus Energy, Inc. 2.65%, 01/15/2032	238,107
	ConocoPhillips Co.
763,000	3.80%, 03/15/2052	560,779
645,000	5.05%, 09/15/2033	627,855
900,000	5.55%, 03/15/2054	872,486
2,030,000	5.70%, 09/15/2063	1,994,228
95,000	Continental Resources, Inc. 4.38%, 01/15/2028	90,485
	Diamondback Energy, Inc.
455,000	5.40%, 04/18/2034	442,352
300,000	5.90%, 04/18/2064	286,483
1,085,000	6.25%, 03/15/2033	1,121,137
	Ecopetrol SA
4,129,000	4.63%, 11/02/2031	3,335,437
5,340,000	8.38%, 01/19/2036	5,191,483
3,040,000	8.63%, 01/19/2029	3,162,317
	Energean Israel Finance Ltd.
1,180,000	5.88%, 03/30/2031(7)	1,004,534
1,905,000	8.50%, 09/30/2033(7)	1,829,181
	Equinor ASA
890,000	3.63%, 04/06/2040	709,483
325,000	3.70%, 04/06/2050	240,596
	Hess Corp.
2,814,000	7.13%, 03/15/2033	3,087,511
1,325,000	7.30%, 08/15/2031	1,456,869
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	2,833,064
1,365,000	Ovintiv, Inc. 6.63%, 08/15/2037	1,375,859
	Patterson-UTI Energy, Inc.
1,190,000	5.15%, 11/15/2029	1,136,409
1,690,000	7.15%, 10/01/2033	1,759,708
2,490,000	Phillips 66 Co. 5.30%, 06/30/2033	2,417,942
	Shell International Finance BV
640,000	2.88%, 11/26/2041	448,392
955,000	3.00%, 11/26/2051	607,658
1,035,000	3.25%, 04/06/2050	701,866
1,885,000	TotalEnergies Capital SA 5.64%, 04/05/2064	1,842,365
3,306,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	3,225,500
		55,060,405
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,706,512
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
1,010,000	4.95%, 03/15/2031	990,664
450,000	5.40%, 03/15/2054	436,234
1,675,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,678,978
1,180,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	1,139,385
3,600,000	Cigna Group 5.00%, 05/15/2029	3,526,438
	CVS Health Corp.
1,715,000	2.70%, 08/21/2040	1,122,191
1,105,000	4.13%, 04/01/2040	881,957
		9,775,847
	Pipelines - 1.2%
1,090,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,020,056
1,585,000	Cheniere Energy, Inc. 5.65%, 04/15/2034(1)	1,552,650
	Columbia Pipelines Holding Co. LLC
2,025,000	5.68%, 01/15/2034(1)	1,946,752
2,375,000	6.04%, 08/15/2028(1)	2,396,684
	Columbia Pipelines Operating Co. LLC
1,815,000	5.93%, 08/15/2030(1)	1,817,524

The accompanying notes are an integral part of these financial statements.
146

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Pipelines - 1.2% - (continued)
$ 1,770,000	6.04%, 11/15/2033(1)	$ 1,775,582
1,045,000	6.54%, 11/15/2053(1)	1,077,553
2,520,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	2,086,998
	Enbridge, Inc.
685,000	2.50%, 08/01/2033	529,856
1,410,000	5.30%, 04/05/2029	1,393,857
2,885,000	5.63%, 04/05/2034	2,825,147
4,115,000	5.70%, 03/08/2033	4,073,153
3,417,000	Energy Transfer LP 6.40%, 12/01/2030	3,520,299
	EQM Midstream Partners LP
135,000	5.50%, 07/15/2028	131,481
145,000	6.50%, 07/01/2027(1)	145,192
	Galaxy Pipeline Assets Bidco Ltd.
910,000	2.63%, 03/31/2036(1)	713,740
1,400,227	2.94%, 09/30/2040(1)	1,072,013
	Greensaif Pipelines Bidco SARL
3,390,000	6.13%, 02/23/2038(1)	3,345,629
2,550,000	6.51%, 02/23/2042(1)	2,558,406
	ONEOK, Inc.
370,000	3.10%, 03/15/2030	322,683
1,220,000	6.10%, 11/15/2032	1,237,995
1,515,000	Targa Resources Corp. 6.15%, 03/01/2029	1,540,980
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,375,000	4.00%, 01/15/2032	1,208,165
320,000	4.88%, 02/01/2031	300,031
1,715,000	Western Midstream Operating LP 6.15%, 04/01/2033	1,713,980
		40,306,406
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
420,000	2.70%, 04/15/2031	346,883
1,585,000	3.80%, 08/15/2029	1,449,278
950,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	973,451
	Crown Castle, Inc.
580,000	2.90%, 03/15/2027	537,419
210,000	3.80%, 02/15/2028	195,810
995,000	4.30%, 02/15/2029	934,911
3,305,000	4.80%, 09/01/2028	3,182,381
1,460,000	5.00%, 01/11/2028	1,423,015
1,375,000	5.60%, 06/01/2029	1,366,819
	GLP Capital LP/GLP Financing II, Inc.
2,155,000	5.30%, 01/15/2029	2,092,701
1,155,000	5.75%, 06/01/2028	1,141,133
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,194,794
3,381,000	VICI Properties LP 4.95%, 02/15/2030	3,206,752
940,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	872,112
70,000	WEA Finance LLC 3.50%, 06/15/2029(1)	61,107
		19,978,566
	Retail - 0.4%
	AutoZone, Inc.
1,225,000	4.75%, 08/01/2032	1,156,199
500,000	4.75%, 02/01/2033	469,065
1,180,000	6.55%, 11/01/2033	1,252,719
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,188,034
3,955,000	5.63%, 01/01/2030(1)	3,732,341
1,273,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,201,992
		12,000,350
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Semiconductors - 0.2%
	Intel Corp.
$ 450,000	3.10%, 02/15/2060	$ 264,227
1,445,000	5.15%, 02/21/2034	1,394,181
670,000	5.70%, 02/10/2053	639,356
885,000	5.90%, 02/10/2063	861,624
2,740,000	Marvell Technology, Inc. 2.45%, 04/15/2028	2,431,005
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	37,378
1,610,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,357,358
		6,985,129
	Software - 1.3%
7,110,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	6,576,441
	Constellation Software, Inc.
180,000	5.16%, 02/16/2029(1)	176,019
1,135,000	5.46%, 02/16/2034(1)	1,106,206
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,443,715
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,454,327
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	402,180
8,750,000	3.88%, 12/01/2029(1)	7,658,945
3,320,000	6.90%, 12/01/2027(1)	3,390,344
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	265,729
	Oracle Corp.
820,000	2.30%, 03/25/2028	729,627
690,000	2.95%, 04/01/2030	599,223
4,595,000	3.85%, 04/01/2060	3,055,069
40,000	4.00%, 07/15/2046	29,610
780,000	4.00%, 11/15/2047	571,951
900,000	4.10%, 03/25/2061	626,787
105,000	4.13%, 05/15/2045	80,023
1,495,000	6.15%, 11/09/2029	1,542,044
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,678,943
		42,387,183
	Telecommunications - 0.3%
	AT&T, Inc.
2,180,000	2.55%, 12/01/2033	1,684,316
951,000	3.55%, 09/15/2055	620,334
177,000	3.65%, 09/15/2059	114,824
1,529,000	3.80%, 12/01/2057	1,033,292
	Cisco Systems, Inc.
1,575,000	4.95%, 02/26/2031	1,548,516
1,050,000	5.35%, 02/26/2064	999,693
	T-Mobile USA, Inc.
2,895,000	3.88%, 04/15/2030	2,647,889
1,205,000	5.05%, 07/15/2033	1,154,392
1,440,000	5.75%, 01/15/2034	1,451,899
		11,255,155
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,440,710
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,795,833
2,650,000	4.00%, 07/15/2025(1)	2,589,314
755,000	4.40%, 07/01/2027(1)	725,693
560,000	5.35%, 03/30/2029(1)	550,096
720,000	6.05%, 08/01/2028(1)	727,822
		11,829,468
	Total Corporate Bonds (cost $933,506,785)	$ 892,304,686

The accompanying notes are an integral part of these financial statements.
147

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
	Angola - 0.1%
	Angola Government International Bonds
$ 1,305,000	8.00%, 11/26/2029(7)	$ 1,185,919
805,000	8.75%, 04/14/2032(1)	727,156
1,000,000	8.75%, 04/14/2032(7)	903,300
		2,816,375
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	805,070
3,010,000	5.00%, 07/15/2032(1)	2,838,430
		3,643,500
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	12,242,122
	Chile - 0.1%
	Chile Government International Bonds
EUR 2,245,000	1.25%, 01/22/2051	1,304,550
$ 875,000	4.95%, 01/05/2036	814,222
		2,118,772
	Colombia - 0.1%
	Colombia Government International Bonds
3,900,000	5.00%, 06/15/2045	2,685,834
2,740,000	5.20%, 05/15/2049	1,888,688
		4,574,522
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,019,136
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(7)	6,110,327
$ 2,005,000	6.13%, 05/22/2028(1)	2,024,697
		8,135,024
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 5,720,000	1.10%, 03/12/2033	4,784,314
290,000	2.15%, 07/18/2024(7)	307,600
		5,091,914
	Israel - 0.0%
$ 1,390,000	Israel Government International Bonds 5.75%, 03/12/2054	1,253,241
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	2,533,587
	Mexico - 0.4%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	755,090
10,815,000	6.00%, 05/07/2036	10,425,578
495,000	6.34%, 05/04/2053	461,093
1,075,000	6.40%, 05/07/2054	1,012,076
		12,653,837
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(7)	3,812,684
3,615,000	3.68%, 06/03/2026(1)	3,746,255
		7,558,939
	Panama - 0.0%
	Panama Government International Bonds
$ 299,000	4.50%, 04/16/2050	191,493
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.9% - (continued)
	Panama - 0.0% - (continued)
$ 301,000	6.85%, 03/28/2054	$ 261,675
1,025,000	6.88%, 01/31/2036	965,397
		1,418,565
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,087,966
1,120,000	1.75%, 04/28/2041	840,199
		4,928,165
	Poland - 0.0%
$ 1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,140,867
	Romania - 0.4%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,562,477
11,590,000	2.75%, 04/14/2041(7)	8,103,579
$ 2,370,000	5.88%, 01/30/2029(1)	2,319,045
		13,985,101
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
EUR 1,750,000	2.00%, 07/09/2039(7)	1,410,039
$ 6,495,000	5.75%, 01/16/2054(1)	6,056,587
		7,466,626
	Total Foreign Government Obligations (cost $110,864,626)	$ 93,580,293
MUNICIPAL BONDS - 1.3%
	Build America Bonds - 0.1%
1,145,000	Chicago Board of Education, IL, GO 6.14%, 12/01/2039	$ 1,074,458
1,269,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,360,516
420,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	422,413
		2,857,387
	Development - 0.2%
5,390,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	5,154,438
	General - 0.5%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	794,678
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,494,494
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,623,306
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,321,296
		17,233,774
	School District - 0.1%
2,965,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	2,896,442
	Transportation - 0.3%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,622,479
5,875,000	5.18, 11/15/2049,	5,813,326
		8,435,805

The accompanying notes are an integral part of these financial statements.
148

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.3% - (continued)
	Utilities - 0.1%
$ 4,030,517	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	$ 3,987,914
	Total Municipal Bonds (cost $42,637,206)	$ 40,565,760
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
337,580	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(11)(12)	$ 3,376
	Total Senior Floating Rate Interests (cost $337,580)	$ 3,376
U.S. GOVERNMENT AGENCIES - 44.5%
	Mortgage-Backed Agencies - 44.5%
	Federal Home Loan Mortgage Corp. - 8.2%
33,200	0.00%, 11/15/2036(13)(14)	$ 26,383
6,745,993	0.41%, 01/25/2027(3)(5)	43,165
10,218,113	0.57%, 12/25/2033(3)(5)	316,147
10,069,331	0.64%, 01/25/2034(3)(5)	324,566
20,401,617	0.73%, 03/25/2027(3)(5)	289,307
5,605,058	0.74%, 10/25/2026(3)(5)	64,236
24,019,789	0.81%, 12/25/2030(3)(5)	899,512
11,848,051	0.88%, 06/25/2027(3)(5)	220,580
5,705,114	0.97%, 11/25/2030(3)(5)	251,370
3,250,947	1.00%, 02/25/2051	2,667,463
10,313,842	1.12%, 10/25/2030(3)(5)	513,709
16,972,176	1.21%, 06/25/2030(3)(5)	918,168
11,601,744	1.24%, 01/25/2030(3)(5)	577,964
971,692	1.50%, 10/01/2051	698,070
2,556,531	1.50%, 11/01/2051	1,836,641
12,330,512	1.54%, 05/25/2030(3)(5)	841,164
7,708,721	1.68%, 05/25/2030(3)(5)	568,436
604,469	1.75%, 10/15/2042	499,320
2,524,222	2.00%, 05/01/2036	2,193,050
1,032,681	2.00%, 06/01/2036	897,177
475,132	2.00%, 12/01/2040	388,800
2,870,952	2.00%, 05/01/2041	2,349,217
3,234,645	2.00%, 12/01/2041	2,617,330
890,536	2.00%, 07/25/2050	736,552
2,712,778	2.00%, 10/01/2050	2,066,810
2,355,673	2.00%, 02/01/2051	1,816,310
12,551,495	2.00%, 03/01/2051	9,575,059
6,743,223	2.00%, 04/01/2051	5,125,417
2,604,363	2.00%, 05/01/2051	2,008,258
1,081,784	2.00%, 08/01/2051	823,812
1,094,259	2.00%, 11/01/2051	837,885
4,229,108	2.00%, 04/01/2052	3,250,995
6,311,262	2.00%, 06/15/2052(5)	784,493
233,705	2.50%, 03/15/2028(5)	7,287
179,067	2.50%, 05/15/2028(5)	6,015
1,413,902	2.50%, 05/01/2050	1,139,274
1,693,473	2.50%, 06/01/2050	1,357,708
4,798,219	2.50%, 06/25/2050(5)	683,642
10,420,345	2.50%, 07/01/2050	8,359,128
2,866,558	2.50%, 09/01/2050	2,299,970
544,000	2.50%, 10/01/2050	441,119
3,206,454	2.50%, 11/01/2050	2,567,867
5,262,711	2.50%, 01/25/2051(5)	800,901
978,929	2.50%, 02/01/2051	793,851
2,456,560	2.50%, 03/01/2051	1,960,739
1,158,136	2.50%, 05/01/2051	926,153
1,522,245	2.50%, 07/01/2051	1,217,986
1,034,128	2.50%, 08/01/2051	824,475
1,794,100	2.50%, 10/01/2051	1,431,089
10,307,735	2.50%, 03/15/2052(5)	1,481,511
3,085,376	2.50%, 03/25/2052	2,614,702
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.2% - (continued)
$ 6,076,924	2.50%, 04/01/2052	$ 4,828,439
1,199,140	2.75%, 12/15/2041	1,069,765
281,156	3.00%, 03/15/2028(5)	10,704
267,819	3.00%, 08/01/2029	254,860
122,011	3.00%, 05/15/2032(5)	1,925
2,913,234	3.00%, 10/01/2032	2,714,120
256,913	3.00%, 03/15/2033(5)	20,465
1,195,639	3.00%, 04/01/2033	1,112,464
1,396,449	3.00%, 11/01/2036	1,259,478
1,377,856	3.00%, 01/01/2037	1,242,316
302,000	3.00%, 04/15/2042	257,869
3,299,122	3.00%, 11/01/2046	2,805,415
6,925,771	3.00%, 12/01/2046	5,886,081
1,217,337	3.00%, 07/01/2050	1,020,321
498,136	3.00%, 08/01/2051	415,987
3,384,354	3.00%, 10/01/2051	2,831,822
1,298,300	3.00%, 01/01/2052	1,091,058
1,654,618	3.00%, 05/01/2052	1,383,761
995,000	3.12%, 10/25/2031(3)	864,683
337,447	3.25%, 11/15/2041	300,269
61,499	3.50%, 09/15/2026(5)	1,608
51,866	3.50%, 03/15/2027(5)	948
3,806,147	3.50%, 01/15/2033(5)	360,881
635,921	3.50%, 08/01/2034	593,876
480,771	3.50%, 03/15/2041(5)	13,125
1,602,784	3.50%, 01/15/2043(5)	234,766
1,959,527	3.50%, 05/15/2043	1,694,951
4,212,819	3.50%, 08/15/2045	3,796,936
689,777	3.50%, 10/15/2045	597,607
236,108	3.50%, 06/01/2046	208,332
1,715,659	3.50%, 12/15/2046	1,517,567
1,172,936	3.50%, 10/01/2047	1,033,696
561,972	3.50%, 12/01/2047	494,566
1,737,538	3.50%, 01/01/2048	1,531,277
1,127,491	3.50%, 03/01/2048	1,002,294
90,172	3.50%, 04/01/2048	79,681
426,229	3.50%, 05/01/2048	375,182
883,520	3.50%, 12/01/2048	777,544
136,421	4.00%, 08/01/2025	134,869
35,922	4.00%, 08/15/2026(5)	560
109,775	4.00%, 07/15/2027(5)	1,956
230,597	4.00%, 03/15/2028(5)	4,849
71,694	4.00%, 06/15/2028(5)	1,838
332,726	4.00%, 07/15/2030(5)	21,301
1,454,071	4.00%, 05/25/2040(5)	216,288
1,991,457	4.00%, 09/15/2041	1,860,012
656,544	4.00%, 05/01/2042	603,995
194,624	4.00%, 08/01/2042	179,039
287,873	4.00%, 09/01/2042	264,821
80,527	4.00%, 07/01/2044	74,068
4,018,555	4.00%, 03/25/2045(5)	706,314
248,894	4.00%, 02/01/2046	228,402
231,723	4.00%, 04/01/2047	212,600
705,682	4.00%, 11/01/2047	647,472
107,650	4.00%, 09/01/2048	98,464
4,015,538	4.00%, 04/01/2049	3,647,261
843,270	4.00%, 05/01/2049	772,618
3,021,177	4.00%, 07/01/2049	2,758,470
160,982	4.50%, 02/01/2039	153,026
1,194,507	4.50%, 05/01/2042	1,138,025
317,262	4.50%, 07/01/2042	302,256
182,773	4.50%, 09/01/2044	172,351
625,472	4.75%, 07/15/2039	608,397
377,069	5.00%, 09/15/2033(5)	56,885
66,536	5.00%, 04/01/2038	64,691
180,233	5.00%, 08/01/2039	175,099

The accompanying notes are an integral part of these financial statements.
149

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.2% - (continued)
$ 59,801	5.00%, 09/01/2039	$ 57,603
160,984	5.00%, 01/01/2040	155,665
57,743	5.00%, 08/01/2040	55,922
2,703	5.00%, 02/01/2041	2,624
79,416	5.00%, 07/01/2041	77,541
125,878	5.00%, 04/01/2044	122,402
3,298,814	5.00%, 03/15/2045(5)	717,222
50,581	5.00%, 03/01/2047	48,853
19,451	5.00%, 11/01/2047	18,850
553,357	5.00%, 02/15/2048(5)	118,040
3,905,276	5.00%, 08/01/2052	3,702,642
45,833,430	5.00%, 09/01/2052	43,452,860
1,045,856	5.00%, 10/01/2052	991,412
985,666	5.00%, 11/01/2052	934,280
1,093,950	5.00%, 01/01/2053	1,037,119
1,848,890	5.00%, 04/01/2053	1,763,989
3,901,000	5.36%, 01/25/2029(3)	3,923,510
15,209	5.50%, 08/15/2033	15,209
299,019	5.50%, 04/15/2036(5)	55,024
2,967	5.50%, 11/01/2037	2,957
14,819	5.50%, 04/01/2038	14,773
13,962	5.50%, 06/01/2038	13,918
746,016	5.50%, 08/01/2038	743,666
39,435	5.50%, 05/01/2040	39,311
157,930	5.50%, 08/01/2040	157,433
179,703	5.50%, 06/01/2041	179,137
1,169,047	5.50%, 10/15/2046(5)	240,677
580,130	5.50%, 12/15/2046(5)	88,525
3,762,611	5.50%, 02/01/2053	3,662,048
1,122,131	5.50%, 08/01/2053	1,089,328
36,103	5.50%, 09/01/2053	35,047
989,389	5.50%, 10/01/2053	960,439
51,133	5.50%, 11/01/2053	49,637
16,400,426	5.50%, 12/01/2053	15,920,546
1,291,125	5.50%, 02/01/2054	1,253,411
288,779	5.50%, 03/01/2054	280,344
2,910	6.00%, 11/01/2032	2,948
41,893	6.00%, 11/01/2033	42,500
30,495	6.00%, 02/01/2034	30,936
49,888	6.00%, 07/01/2034	50,611
13,879	6.00%, 08/01/2034	14,080
21,152	6.00%, 09/01/2034	21,417
12,696	6.00%, 01/01/2035	12,745
12,520	6.00%, 03/01/2035	12,700
17,435	6.00%, 05/01/2038	17,437
85,927	6.00%, 06/01/2038	86,941
206,236	6.00%, 05/15/2039	208,792
2,228,262	6.00%, 12/01/2052	2,219,916
1,109,952	6.00%, 03/01/2053	1,111,122
162,030	6.50%, 07/15/2036	164,403
2,698,423	6.50%, 11/01/2053	2,738,577
933,590	7.18%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	945,652
2,422,000	8.23%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,509,797
2,220,000	8.58%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	2,340,111
3,377,000	8.68%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,536,144
7,475,000	8.68%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,904,812
3,165,000	8.73%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	3,265,366
785,000	8.83%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	821,642
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.2% - (continued)
$ 6,410,000	8.83%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	$ 6,770,090
1,040,000	8.88%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,093,300
3,019,000	8.98%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,139,964
2,890,000	9.03%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,071,321
2,585,000	9.33%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,744,960
4,090,000	9.83%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,424,243
		266,017,840
	Federal National Mortgage Association - 13.8%
32,033	0.00%, 03/25/2036(13)(14)	27,013
516,299	0.00%, 06/25/2041(13)(14)	375,449
100,000	0.00%, 09/25/2041(13)(14)	71,472
719,209	0.03%, 05/25/2046(3)(5)	30,071
673,209	0.04%, 08/25/2044(3)(5)	30,272
630,741	0.21%, 06/25/2055(3)(5)	25,370
824,093	0.26%, 04/25/2055(2)(5)	29,715
7,870,272	0.39%, 01/25/2030(3)(5)	78,679
1,884,759	1.50%, 09/01/2051	1,354,317
2,851,095	1.50%, 10/01/2051	2,048,168
1,888,001	1.50%, 11/01/2051	1,356,129
2,584,445	1.50%, 04/01/2052	1,859,050
9,615,183	1.58%, 05/25/2029(3)(5)	414,279
966,925	1.75%, 12/25/2042	827,201
2,640,259	2.00%, 05/01/2036	2,293,841
3,819,222	2.00%, 06/01/2036	3,322,864
2,914,675	2.00%, 08/01/2036	2,532,205
1,880,855	2.00%, 09/01/2036	1,634,031
1,253,834	2.00%, 12/01/2036	1,089,268
632,128	2.00%, 09/25/2039	533,820
1,996,333	2.00%, 09/01/2040	1,634,043
6,275,841	2.00%, 12/01/2040	5,132,479
1,818,822	2.00%, 04/01/2041	1,488,677
602,149	2.00%, 05/01/2041	492,823
3,926,978	2.00%, 10/01/2041	3,182,351
1,537,919	2.00%, 02/01/2042	1,258,773
2,963,111	2.00%, 09/01/2050	2,266,559
6,404,622	2.00%, 12/01/2050	4,885,410
1,371,463	2.00%, 01/01/2051	1,058,028
15,510,308	2.00%, 02/01/2051	11,816,209
24,776,671	2.00%, 03/01/2051	18,834,415
15,616,165	2.00%, 04/01/2051	11,877,398
7,826,933	2.00%, 05/01/2051	5,948,830
828,706	2.00%, 07/01/2051	630,298
2,252,909	2.00%, 08/01/2051	1,744,826
85,914	2.00%, 12/01/2051	65,840
6,208,119	2.00%, 03/25/2052(5)	819,958
1,350,388	2.25%, 04/01/2033	1,081,319
117,023	2.50%, 06/25/2028(5)	3,864
4,073,733	2.50%, 06/01/2040	3,454,223
158,257	2.50%, 01/01/2043	130,086
943,628	2.50%, 02/01/2043	775,575
934,871	2.50%, 03/01/2043	770,319
420,000	2.50%, 03/25/2043	318,164
412,549	2.50%, 04/01/2043	339,075
202,797	2.50%, 06/01/2043	166,775
289,002	2.50%, 08/01/2043	237,579
1,630,990	2.50%, 04/01/2050	1,303,712
1,738,214	2.50%, 06/01/2050	1,389,797
2,228,972	2.50%, 07/01/2050	1,802,607
2,872,475	2.50%, 09/01/2050	2,294,310

The accompanying notes are an integral part of these financial statements.
150

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 13.8% - (continued)
$ 4,492,777	2.50%, 10/01/2050	$ 3,625,746
2,420,822	2.50%, 11/01/2050	1,924,492
1,202,525	2.50%, 12/01/2050	963,265
1,743,335	2.50%, 01/01/2051	1,405,446
1,044,911	2.50%, 02/01/2051	837,003
10,422,771	2.50%, 02/25/2051(5)	1,589,415
975,951	2.50%, 03/01/2051	781,591
33,465,895	2.50%, 05/01/2051	26,815,146
4,045,261	2.50%, 06/01/2051	3,219,264
2,390,079	2.50%, 07/01/2051	1,914,519
1,520,500	2.50%, 09/01/2051	1,213,040
12,546,336	2.50%, 10/01/2051	10,011,529
21,064,398	2.50%, 11/01/2051	16,965,084
2,308,101	2.50%, 12/01/2051	1,857,514
2,514,834	2.50%, 01/01/2052	2,023,444
3,987,048	2.50%, 03/01/2052	3,176,623
2,326,655	2.50%, 04/01/2052	1,855,294
5,263,922	2.50%, 06/25/2052(5)	803,384
5,467,392	2.50%, 09/25/2052(5)	865,570
3,324,984	2.50%, 01/01/2057	2,632,756
43,359	2.55%, 07/25/2044	41,166
70,052	3.00%, 02/25/2027(5)	440
112,374	3.00%, 09/25/2027(5)	3,433
73,268	3.00%, 12/25/2027(5)	2,677
473,074	3.00%, 01/25/2028(5)	13,775
207,367	3.00%, 01/01/2030	196,485
1,911,453	3.00%, 04/25/2033(5)	118,021
631,097	3.00%, 08/01/2033	588,769
279,119	3.00%, 06/01/2035	253,653
254,915	3.00%, 07/01/2035	231,769
1,611,612	3.00%, 03/01/2037	1,449,611
51,494	3.00%, 10/01/2037	46,915
2,822,938	3.00%, 06/01/2043	2,418,044
2,831,170	3.00%, 01/25/2045	2,400,501
1,539,920	3.00%, 09/01/2048	1,307,043
1,062,055	3.00%, 08/25/2049	918,737
280,994	3.00%, 12/01/2049	236,159
1,214,747	3.00%, 02/01/2050	1,025,525
4,518,821	3.00%, 08/01/2050	3,786,448
1,886,025	3.00%, 10/01/2050	1,578,238
2,591,815	3.00%, 12/01/2050	2,168,851
837,320	3.00%, 04/01/2051	699,299
2,183,568	3.00%, 05/01/2051	1,846,460
464,802	3.00%, 06/01/2051	386,309
594,147	3.00%, 07/01/2051	494,897
3,796,204	3.00%, 08/01/2051	3,173,507
4,177,556	3.00%, 09/01/2051	3,485,739
6,771,632	3.00%, 10/01/2051	5,646,210
7,287,661	3.00%, 11/01/2051	6,066,142
3,289,690	3.00%, 12/01/2051	2,745,492
1,571,536	3.00%, 01/01/2052	1,309,010
5,269,855	3.00%, 01/25/2052(5)	806,341
1,790,733	3.00%, 04/01/2052	1,496,556
2,320,790	3.00%, 05/01/2052	1,938,025
600,000	3.00%, 09/25/2057	412,733
311,009	3.38%, 12/01/2029	285,716
281,777	3.50%, 05/25/2027(5)	8,814
206,584	3.50%, 10/25/2027(5)	7,768
249,616	3.50%, 05/25/2030(5)	14,546
94,112	3.50%, 08/25/2030(5)	4,338
99,312	3.50%, 02/25/2031(5)	2,182
2,162,465	3.50%, 08/25/2033(5)	200,852
287,816	3.50%, 09/25/2035(5)	26,096
2,056,779	3.50%, 11/25/2039(5)	176,250
3,525,168	3.50%, 08/01/2043	3,166,015
94,085	3.50%, 09/01/2043	84,126
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 13.8% - (continued)
$ 610,844	3.50%, 10/01/2044	$ 545,433
561,861	3.50%, 02/01/2045	498,721
719,340	3.50%, 01/01/2046	635,468
116,179	3.50%, 02/01/2046	102,348
541,358	3.50%, 03/01/2046	480,189
904,117	3.50%, 09/01/2046	796,472
420,143	3.50%, 10/01/2046	369,800
364,305	3.50%, 10/25/2046(5)	65,450
497,568	3.50%, 11/01/2046	442,770
2,872,268	3.50%, 12/01/2046	2,578,040
915,356	3.50%, 05/01/2047	807,335
1,894,162	3.50%, 09/01/2047	1,670,518
336,406	3.50%, 12/01/2047	299,619
982,776	3.50%, 01/01/2048	864,977
5,014,779	3.50%, 02/01/2048	4,455,689
500,000	3.50%, 05/25/2048	399,252
1,422,081	3.50%, 07/01/2048	1,253,152
317,621	3.50%, 11/01/2048	279,554
3,874,839	3.50%, 04/01/2052	3,389,816
4,824,814	3.50%, 09/01/2057	4,152,827
1,980,430	3.50%, 05/01/2058	1,704,599
2,510,557	3.50%, 12/25/2058	2,169,714
2,570,000	3.52%, 11/01/2032	2,284,584
29,613	4.00%, 06/01/2025	29,159
224,998	4.00%, 05/25/2027(5)	5,100
509,253	4.00%, 04/01/2038	481,890
967,175	4.00%, 10/01/2040	888,569
356,781	4.00%, 11/01/2040	327,774
393,070	4.00%, 12/01/2040	361,157
128,059	4.00%, 02/01/2041	117,651
384,026	4.00%, 03/01/2041	352,799
1,105,209	4.00%, 06/01/2041	1,027,728
138,025	4.00%, 03/25/2042(5)	16,117
126,939	4.00%, 08/01/2042	116,585
337,904	4.00%, 09/01/2042	310,419
77,013	4.00%, 11/25/2042(5)	7,155
157,916	4.00%, 11/25/2043	148,357
45,494	4.00%, 06/01/2044	41,692
6,241	4.00%, 08/01/2044	5,719
49,212	4.00%, 10/01/2044	45,090
84,969	4.00%, 11/01/2044	77,868
53,191	4.00%, 03/01/2045	48,740
77,040	4.00%, 05/01/2045	70,577
466,146	4.00%, 07/01/2045	427,236
482,891	4.00%, 03/01/2046	442,725
286,198	4.00%, 05/01/2046	262,656
425,483	4.00%, 06/01/2046	389,513
465,982	4.00%, 04/01/2047	427,089
895,374	4.00%, 10/01/2047	819,268
924,549	4.00%, 11/01/2047	843,287
4,766,826	4.00%, 06/01/2048	4,361,848
632,044	4.00%, 09/01/2048	575,113
5,627,511	4.00%, 10/01/2048	5,124,483
2,570,460	4.00%, 01/01/2049	2,347,086
5,137,974	4.00%, 04/01/2049	4,661,402
868,645	4.00%, 05/01/2049	795,441
214,433	4.00%, 08/01/2049	196,636
3,605,768	4.00%, 04/01/2050	3,276,503
3,898,523	4.00%, 06/25/2050(5)	774,835
4,158,595	4.00%, 11/25/2050(5)	849,750
2,239,070	4.00%, 08/01/2051	2,032,670
2,320,482	4.00%, 06/01/2052	2,084,934
2,011,524	4.03%, 06/01/2028	1,920,337
2,550,000	4.19%, 04/01/2028	2,454,404
952,786	4.37%, 05/01/2028	925,914
4,474,128	4.39%, 04/01/2029	4,322,788

The accompanying notes are an integral part of these financial statements.
151

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 13.8% - (continued)
$ 1,740,000	4.41%, 04/01/2030	$ 1,666,611
2,380,890	4.46%, 05/01/2028	2,312,302
6,456	4.50%, 08/01/2024	6,422
869	4.50%, 04/01/2025	862
17,680	4.50%, 07/25/2027(5)	172
247,191	4.50%, 09/01/2035	235,499
1,886,909	4.50%, 12/01/2037	1,840,984
58,220	4.50%, 08/01/2040	55,387
691,168	4.50%, 10/01/2040	657,559
32,532	4.50%, 08/01/2041	30,948
7,736	4.50%, 09/01/2041	7,359
340,067	4.50%, 10/01/2041	323,533
1,373,322	4.50%, 08/25/2043(5)	258,037
291,053	4.50%, 09/01/2043	276,905
700,181	4.50%, 04/01/2049	656,682
2,121,856	4.50%, 01/01/2051	1,994,866
4,205,118	4.50%, 03/01/2053	3,880,466
760,000	4.75%, 04/01/2028	745,148
63,449	5.00%, 04/25/2038	60,504
1,209,790	5.00%, 12/25/2043(5)	234,707
46,280,138	5.00%, 09/01/2052	43,887,032
14,525,822	5.00%, 10/01/2052	13,782,617
932,213	5.00%, 11/01/2052	883,980
55,562	5.00%, 12/01/2052	52,672
10,318,840	5.00%, 01/01/2053	9,784,143
2,451,306	5.00%, 02/01/2053	2,323,683
3,515,000	5.07%, 12/01/2028	3,492,535
48,719	5.50%, 06/01/2033	48,499
207,672	5.50%, 07/01/2033	206,734
13,326	5.50%, 08/01/2033	13,266
726,152	5.50%, 11/01/2035	722,868
167,272	5.50%, 04/01/2036	166,515
151,355	5.50%, 04/25/2037	150,978
1,252,217	5.50%, 11/25/2040(5)	155,734
364,221	5.50%, 06/25/2042(5)	76,535
614,455	5.50%, 09/25/2044(5)	116,334
2,404,368	5.50%, 10/01/2052	2,343,001
4,045,003	5.50%, 11/01/2052	3,938,133
7,567,162	5.50%, 12/01/2052	7,367,707
4,069,251	5.50%, 06/01/2053	3,957,318
988,102	5.50%, 07/01/2053	959,191
95,831	5.50%, 08/01/2053	93,037
406,912	5.50%, 09/01/2053	395,024
795,517	5.50%, 10/01/2053	772,938
4,125,558	5.50%, 11/01/2053	4,004,965
53,951	5.50%, 12/01/2053	52,393
3,179,695	5.50%, 02/01/2054	3,086,834
18,547	5.54%, 05/25/2042(3)(5)	1,336
71,447	6.00%, 12/01/2032	72,883
65,122	6.00%, 03/01/2033	66,104
152,735	6.00%, 02/01/2037	154,737
125,033	6.00%, 12/01/2037	126,419
73,844	6.00%, 03/01/2038	74,816
35,813	6.00%, 10/01/2038	36,270
824,369	6.00%, 01/25/2042(5)	64,749
2,277,039	6.00%, 05/01/2053	2,281,619
4,716,599	6.50%, 11/01/2053	4,786,783
1,293	7.50%, 12/01/2029	1,290
4,290	7.50%, 03/01/2030	4,361
8,129	7.50%, 09/01/2031	8,069
		445,688,790
	Government National Mortgage Association - 5.7%
575,177	1.25%, 05/20/2051	431,993
4,238,847	2.00%, 10/20/2050	3,343,111
4,985,944	2.00%, 11/20/2050	3,935,305
5,118,386	2.00%, 12/20/2050	4,038,845
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 5.7% - (continued)
$ 2,318,716	2.00%, 08/20/2051	$ 1,894,096
29,375,000	2.00%, 05/20/2054(15)	23,136,961
548,176	2.14%, 04/20/2040	420,877
362,992	2.50%, 12/16/2039	327,867
788,713	2.50%, 07/20/2041	677,427
4,439,424	2.50%, 10/20/2049	3,752,149
3,307,892	2.50%, 11/20/2049	2,732,653
2,611,359	2.50%, 03/20/2051	2,145,559
3,145,004	2.50%, 09/20/2051	2,581,680
10,499,142	2.50%, 10/20/2051	8,614,200
141,742	3.00%, 09/20/2028(5)	4,392
2,868,345	3.00%, 05/20/2035(5)	157,868
311,557	3.00%, 09/16/2042	241,202
438,622	3.00%, 09/20/2042	353,077
64,430	3.00%, 11/15/2042	56,296
270,000	3.00%, 02/16/2043(5)	37,316
70,410	3.00%, 06/15/2043	61,470
13,192	3.00%, 07/15/2043	11,526
3,563,247	3.00%, 01/16/2044	3,072,102
36,840	3.00%, 10/15/2044	31,777
43,767	3.00%, 02/15/2045	37,589
29,622	3.00%, 03/15/2045	25,441
118,527	3.00%, 04/15/2045	101,800
278,396	3.00%, 04/20/2045	241,955
29,212	3.00%, 06/15/2045	25,451
635,784	3.00%, 07/15/2045	546,032
14,069	3.00%, 08/15/2045	12,083
34,919	3.00%, 11/20/2045	30,280
169,000	3.00%, 02/20/2046	133,620
6,306,842	3.00%, 07/20/2050(5)	828,375
12,389,704	3.00%, 04/20/2051	10,582,138
3,634,038	3.00%, 08/20/2051	3,094,151
4,584,655	3.00%, 09/20/2051	3,908,053
3,146,669	3.00%, 10/20/2051	2,682,266
10,719,239	3.00%, 12/20/2051	9,131,760
2,355,995	3.00%, 02/20/2052	2,069,507
2,667,705	3.00%, 12/20/2052	2,275,012
500,000	3.00%, 05/20/2054(15)	425,485
40,623	3.50%, 02/16/2027(5)	1,203
146,386	3.50%, 03/20/2027(5)	3,953
120,533	3.50%, 07/20/2040(5)	2,273
110,115	3.50%, 02/20/2041(5)	1,514
464,645	3.50%, 04/20/2042(5)	16,944
168,192	3.50%, 05/15/2042	152,481
1,489,227	3.50%, 10/20/2042(5)	220,083
468,905	3.50%, 12/15/2042	424,122
386,341	3.50%, 03/15/2043	349,370
508,941	3.50%, 04/15/2043	460,031
964,305	3.50%, 05/15/2043	871,824
471,352	3.50%, 07/20/2043(5)	71,206
1,818,041	3.50%, 03/20/2044	1,635,678
1,869,659	3.50%, 06/20/2046	1,675,235
1,890,983	3.50%, 02/20/2047	1,691,125
261,876	3.50%, 07/20/2047	234,449
2,062,974	3.50%, 08/20/2047	1,841,629
73,212	3.50%, 09/20/2047	65,197
90,428	3.50%, 10/20/2047	80,670
429,572	3.50%, 11/20/2047	383,360
388,256	3.50%, 03/20/2048	346,523
1,491,183	3.50%, 07/20/2049	1,329,871
26,253,785	3.50%, 03/20/2052(15)	23,179,260
1,150,406	3.88%, 08/15/2042	1,061,478
99,028	4.00%, 04/16/2026(5)	274
24,829	4.00%, 12/16/2026(5)	84
380,164	4.00%, 05/20/2029(5)	6,727
659,208	4.00%, 09/20/2040	614,814

The accompanying notes are an integral part of these financial statements.
152

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 5.7% - (continued)
$ 114,162	4.00%, 10/20/2040	$ 105,632
300,566	4.00%, 12/20/2040	279,957
100,566	4.00%, 05/16/2042(5)	9,989
1,991,966	4.00%, 09/16/2042(5)	386,713
100,626	4.00%, 01/20/2044(5)	18,051
1,561,955	4.00%, 02/20/2045	1,453,799
1,192,531	4.00%, 08/20/2045	1,106,553
837,541	4.00%, 03/20/2047(5)	136,136
371,411	4.00%, 11/20/2047	337,627
1,049,512	4.00%, 03/20/2048	957,759
4,187,217	4.00%, 07/20/2048	3,825,345
12,204	4.50%, 07/15/2033	11,599
25,433	4.50%, 05/15/2040	24,222
204,305	4.50%, 06/15/2041	195,335
17,568	4.50%, 09/20/2041	16,801
9,039	4.50%, 05/20/2044	8,656
477,156	4.50%, 06/20/2044	455,587
405,497	4.50%, 10/20/2044	388,289
681,241	4.50%, 05/20/2045(5)	129,933
2,205,581	4.50%, 08/20/2045(5)	404,552
327,876	4.50%, 01/20/2046	311,953
1,336,944	4.50%, 12/16/2046(5)	203,041
1,196,066	4.50%, 01/20/2047(5)	153,899
1,481,027	4.50%, 05/20/2048(5)	235,050
1,122,846	4.50%, 08/20/2049	1,054,317
1,851,905	4.50%, 09/20/2049	1,740,474
1,677,973	4.50%, 08/20/2052	1,564,970
1,510,180	4.50%, 09/20/2052	1,407,854
6,875,447	4.50%, 10/20/2052	6,409,237
51,450	5.00%, 05/20/2034	50,531
19,457	5.00%, 07/15/2039	19,196
1,048,982	5.00%, 02/16/2040(5)	212,603
1,722,392	5.00%, 05/20/2040(5)	1,553,281
1,222,911	5.00%, 06/20/2040	1,201,784
479,736	5.00%, 07/20/2040	471,448
285,665	5.00%, 06/15/2041	285,137
351,362	5.00%, 10/16/2041(5)	55,092
404,022	5.00%, 03/15/2044	403,545
625,478	5.00%, 06/20/2046(5)	81,144
225,527	5.00%, 01/16/2047(5)	49,644
163,461	5.00%, 09/16/2047(5)	29,409
190,706	5.00%, 06/20/2048(5)	26,799
4,872,956	5.00%, 06/15/2052	4,671,217
168,037	5.00%, 07/15/2052	161,080
4,285,000	5.00%, 05/20/2054(15)	4,100,945
162,937	5.50%, 05/15/2033	162,554
11,171	5.50%, 06/15/2035	11,247
18,567	5.50%, 04/15/2038	18,693
150,768	5.50%, 05/20/2038	150,876
614,077	5.50%, 03/20/2039(5)	92,265
681,051	5.50%, 02/16/2047(5)	105,281
356,667	5.50%, 02/20/2047(5)	60,577
10,950,000	5.50%, 05/20/2054(15)	10,737,509
525,717	5.89%, 07/20/2039(3)(5)	27,913
21,221	6.00%, 11/15/2032	21,507
61,587	6.00%, 02/15/2033	62,439
8,220	6.00%, 07/15/2033	8,325
12,844	6.00%, 10/15/2034	12,964
113,094	6.00%, 03/15/2036	115,844
1,506	6.00%, 05/15/2036	1,558
63,877	6.00%, 08/15/2039	64,564
5,094	6.00%, 09/15/2039	5,157
9,929	6.00%, 06/15/2040	10,017
803,228	6.00%, 09/20/2040(5)	139,656
714,480	6.00%, 02/20/2046(5)	116,046
4,318	6.50%, 09/15/2028	4,410
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 5.7% - (continued)
$ 269	6.50%, 10/15/2028	$ 274
2,536	6.50%, 12/15/2028	2,594
12,101	6.50%, 05/15/2029	12,269
2,830	6.50%, 08/15/2031	2,910
735	6.50%, 09/15/2031	746
3,908	6.50%, 10/15/2031	3,969
59,014	6.50%, 11/15/2031	60,199
15,885	6.50%, 01/15/2032	16,112
3,305	6.50%, 03/15/2032	3,407
2,939	6.50%, 04/15/2032	3,019
		183,673,211
	Uniform Mortgage-Backed Security - 16.8%
625,000	1.50%, 05/01/2054(15)	448,037
700,000	2.00%, 05/15/2039(15)	603,941
53,347,000	2.00%, 05/01/2054(15)	40,284,520
42,916,000	2.50%, 05/01/2054(15)	33,954,620
12,840,000	3.00%, 02/25/2052(15)	10,605,465
18,345,000	3.50%, 03/01/2052(15)	15,827,039
2,300,000	4.00%, 06/25/2052(15)	2,057,422
119,421,000	4.50%, 05/01/2054(15)	110,147,089
129,983,000	5.50%, 05/01/2054(15)	126,136,257
145,640,000	6.00%, 05/01/2054(15)	144,286,399
23,510,000	6.50%, 05/15/2054(15)	23,698,020
32,095,000	7.00%, 05/01/2054(15)	32,781,626
		540,830,435
	Total U.S. Government Agencies (cost $1,529,906,140)	$ 1,436,210,276
U.S. GOVERNMENT SECURITIES - 19.8%
	U.S. Treasury Securities - 19.8%
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	$ 568,567
	U.S. Treasury Bonds - 11.2%
100,845,000	1.25%, 05/15/2050	47,590,173
23,005,000	1.38%, 08/15/2050	11,212,242
5,160,000	2.50%, 02/15/2045	3,537,825
18,100,000	2.50%, 02/15/2046(16)	12,262,750
23,034,000	2.88%, 11/15/2046	16,650,163
6,035,000	3.00%, 05/15/2045	4,517,763
12,500,000	3.00%, 02/15/2047	9,217,285
17,840,000	3.00%, 02/15/2048	13,062,922
58,725,000	3.00%, 08/15/2052(16)(17)	42,362,288
11,885,000	3.13%, 02/15/2043	9,273,086
55,100,000	3.13%, 08/15/2044(18)	42,414,086
43,015,000	3.13%, 05/15/2048	32,197,399
16,225,000	3.38%, 08/15/2042	13,226,544
63,465,000	3.38%, 05/15/2044	50,977,766
14,635,000	3.63%, 08/15/2043	12,265,959
14,320,000	3.63%, 05/15/2053	11,691,497
19,765,000	4.00%, 11/15/2042	17,596,254
10,820,000	4.13%, 08/15/2053	9,678,828
		359,734,830
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
41,525,988	0.25%, 02/15/2050(19)	24,274,499
8,171,162	0.63%, 02/15/2043(19)	5,942,445
10,725,020	0.75%, 02/15/2045(19)	7,763,388
2,549,363	1.38%, 02/15/2044(19)	2,120,953
		40,101,285
	U.S. Treasury Inflation-Indexed Notes - 0.1%
4,878,044	1.38%, 07/15/2033(19)	4,526,546
	U.S. Treasury Notes - 7.2%
73,785,000	0.63%, 05/15/2030	58,050,925

The accompanying notes are an integral part of these financial statements.
153

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 19.8% - (continued)
	U.S. Treasury Securities - 19.8% - (continued)
	U.S. Treasury Notes - 7.2% - (continued)
$ 78,490,000	4.00%, 01/15/2027		$ 76,662,655
8,560,000	4.00%, 02/15/2034		8,102,575
19,670,000	4.25%, 12/31/2025		19,391,854
72,045,000	4.25%, 03/15/2027		70,806,726
			233,014,735
	Total U.S. Government Securities (cost $790,216,831)		$ 637,945,963
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(20)		$ —
	Total Common Stocks (cost $117,242)		$ —
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 6.61%(8)		$ 404,278
	Total Preferred Stocks (cost $332,990)		$ 404,278
	Total Long-Term Investments (cost $4,093,774,446)		$ 3,742,579,988
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.9%
30,658,133	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $30,662,655; collateralized by U.S. Treasury Note at 1.75%, maturing 01/31/2029, with a market value of $31,271,414		$ 30,658,133
	Securities Lending Collateral - 0.2%
810,582	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(21)		810,582
2,701,938	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(21)		2,701,938
810,581	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(21)		810,581
810,581	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(21)		810,581
			5,133,682
	Total Short-Term Investments (cost $35,791,815)		$ 35,791,815
	Total Investments (cost $4,129,566,261)	117.2%	$ 3,778,371,803
	Other Assets and Liabilities	(17.2)%	(554,692,926)
	Total Net Assets	100.0%	$ 3,223,678,877
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $930,476,762, representing 28.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $47,240,876, representing 1.5% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.

The accompanying notes are an integral part of these financial statements.
154

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $12,934,402.
(17)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2024, the market value of securities pledged was $4,253,902.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $6,636,578.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	Investment valued using significant unobservable inputs.
(21)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,126	06/28/2024	$ 228,190,937	$ (501,868)
U.S. Treasury 5-Year Note Future	1,664	06/28/2024	174,291,001	(2,379,706)
U.S. Treasury 10-Year Note Future	1,393	06/18/2024	149,660,438	(3,163,212)
U.S. Treasury 10-Year Ultra Future	741	06/18/2024	81,672,094	(2,364,499)
Total				$ (8,409,285)
Short position contracts:
Euro BUXL 30-Year Bond Future	68	06/06/2024	$ 9,355,678	$ 293,814
Euro-BUND Future	945	06/06/2024	131,186,268	1,655,808
Long Gilt Future	541	06/26/2024	64,747,916	1,942,764
U.S. Treasury Long Bond Future	230	06/18/2024	26,176,875	1,210,751
U.S. Treasury Ultra Bond Future	517	06/18/2024	61,813,812	3,446,761
Total				$ 8,549,898
Total futures contracts				$ 140,613

TBA Sale Commitments Outstanding at April 30, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$ 14,125,000	05/20/2054	$ (11,579,416)	$ 187,152
Government National Mortgage Association, 3.00%	19,324,000	05/20/2054	(16,444,159)	143,471
Government National Mortgage Association, 4.00%	10,610,000	05/20/2054	(9,615,312)	99,883
Government National Mortgage Association, 4.50%	2,770,000	05/20/2054	(2,579,537)	9,980
Uniform Mortgage-Backed Security, 2.00%	925,000	05/01/2039	(798,065)	8,058
Uniform Mortgage-Backed Security, 3.00%	21,085,000	02/01/2052	(17,415,594)	579,738
Uniform Mortgage-Backed Security, 4.00%	4,228,000	06/01/2052	(3,782,078)	78,692
Uniform Mortgage-Backed Security, 4.50%	3,307,000	05/01/2039	(3,198,748)	18,860
Uniform Mortgage-Backed Security, 5.00%	80,660,000	05/01/2054	(76,411,885)	1,793,640
Uniform Mortgage-Backed Security, 6.50%	47,020,000	05/01/2054	(47,396,041)	412,540
Uniform Mortgage-Backed Security, 6.50%	23,510,000	06/01/2054	(23,683,326)	70,039
Total TBA sale commitments (proceeds receivable $216,306,214)			$ (212,904,161)	$ 3,402,053
At April 30, 2024, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	$ —	$ (72,912)	$ 5,359,683	$ 5,432,595
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,354	—	2,924,067	2,914,713
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	84,665	—	1,488,440	1,403,775
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(83,348)	1,184,399	1,267,747
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	54,114	—	1,046,337	992,223
Total centrally cleared interest rate swaps contracts						$ 148,133	$ (156,260)	$ 12,002,926	$ 12,011,053

The accompanying notes are an integral part of these financial statements.
155

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,612,000	EUR	1,740,450	USD	JPM	06/18/2024	$ (16,621)
12,879,194	USD	64,915,000	BRL	GSC	06/20/2024	439,040
54,856,707	USD	49,837,000	EUR	BNP	06/20/2024	1,557,641
Total foreign currency contracts						$ 1,980,060
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 641,565,356	$ —	$ 641,565,356	$ —
Corporate Bonds	892,304,686	—	892,304,686	—
Foreign Government Obligations	93,580,293	—	93,580,293	—
Municipal Bonds	40,565,760	—	40,565,760	—
Senior Floating Rate Interests	3,376	—	3,376	—
U.S. Government Agencies	1,436,210,276	—	1,436,210,276	—
U.S. Government Securities	637,945,963	—	637,945,963	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	404,278	404,278	—	—
Short-Term Investments	35,791,815	5,133,682	30,658,133	—
Foreign Currency Contracts(2)	1,996,681	—	1,996,681	—
Futures Contracts(2)	8,549,898	8,549,898	—	—
Swaps - Interest Rate(2)	12,011,053	—	12,011,053	—
Total	$ 3,800,929,435	$ 14,087,858	$ 3,786,841,577	$ —
Liabilities
Foreign Currency Contracts(2)	$ (16,621)	$ —	$ (16,621)	$ —
Futures Contracts(2)	(8,409,285)	(8,409,285)	—	—
TBA Sale Commitments	(212,904,161)	—	(212,904,161)	—
Total	$ (221,330,067)	$ (8,409,285)	$ (212,920,782)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
156

The Hartford World Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
	Bermuda - 0.4%
$ 1,291,614	AREIT Trust 7.43%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$ 1,288,612
	Bellemeade Re Ltd.
2,000,000	8.48%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,011,349
2,315,000	9.03%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,356,726
2,505,000	9.58%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,595,320
2,736,000	Home RE Ltd. 9.93%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,873,345
735,000	PFP Ltd. 7.68%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	740,383
2,780,000	Radnor RE Ltd. 12.08%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,985,952
		14,851,687
	Cayman Islands - 2.2%
1,185,000	720 East CLO Ltd. 8.38%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,197,454
2,125,000	Apidos CLO XII Ltd. 8.19%, 04/15/2031, 3 mo. USD Term SOFR + 2.86%(1)(2)	2,110,316
2,625,000	Apidos CLO XXXII Ltd. 6.91%, 01/20/2033, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,629,363
1,285,000	Ares XXXIV CLO Ltd. 7.18%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,285,239
500,000	Atrium IX 9.20%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	499,079
1,000,000	Ballyrock CLO 18 Ltd. 7.24%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,001,971
480,000	BDS Ltd. 7.73%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	468,808
1,685,000	Benefit Street Partners CLO XIX Ltd. 12.61%, 01/15/2033, 3 mo. USD Term SOFR + 7.28%(1)(2)	1,674,086
2,000,000	Benefit Street Partners CLO XXII Ltd. 6.67%, 04/20/2035, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,000,968
3,110,000	BSPRT Issuer Ltd. 7.58%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,131,303
500,000	Carlyle C17 CLO Ltd. 8.38%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	496,356
890,000	Cent CLO 21 Ltd. 8.79%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	873,337
2,930,000	CIFC Funding Ltd. 7.49%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,906,663
940,000	Dryden 36 Senior Loan Fund 12.47%, 04/15/2029, 3 mo. USD Term SOFR + 7.14%(1)(2)	919,900
3,125,000	Elmwood CLO 19 Ltd. 8.22%, 10/17/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	3,129,616
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	Cayman Islands - 2.2% - (continued)
$ 2,000,000	Elmwood CLO VII Ltd. 8.02%, 01/17/2034, 3 mo. USD Term SOFR + 2.70%(1)(2)	$ 2,000,360
1,660,000	Flatiron CLO 20 Ltd. 7.20%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,670,076
2,225,000	GoldenTree Loan Opportunities XI Ltd. 7.99%, 01/18/2031, 3 mo. USD Term SOFR + 2.66%(1)(2)	2,231,869
3,250,000	Golub Capital Partners Static Ltd. 7.63%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,250,565
770,000	Greystone CRE Notes Ltd. 7.44%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	743,230
1,500,000	Harriman Park CLO Ltd. 8.69%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,494,818
2,550,000	Hayfin U.S. XII Ltd. 9.75%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	2,533,591
1,328,743	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,195,866
1,973,857	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,677,771
1,305,400	KKR CLO 32 Ltd. 12.74%, 01/15/2032, 3 mo. USD Term SOFR + 7.41%(1)(2)	1,295,610
3,000,000	Madison Park Funding XIII Ltd. 7.49%, 04/19/2030, 3 mo. USD Term SOFR + 2.16%(1)(2)	3,002,970
430,000	Magnetite XV Ltd. 8.34%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	428,792
2,775,000	Magnetite XXV Ltd. 8.89%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,776,110
	OCP CLO Ltd.
750,000	9.33%, 01/17/2032, 3 mo. USD Term SOFR + 4.01%(1)(2)	746,648
915,000	11.06%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	915,000
2,765,000	Octagon Investment Partners 28 Ltd. 7.83%, 10/24/2030, 3 mo. USD Term SOFR + 2.51%(1)(2)	2,766,037
970,000	Octagon Investment Partners XXI Ltd. 12.57%, 02/14/2031, 3 mo. USD Term SOFR + 7.26%(1)(2)	946,015
1,500,000	OZLM XVIII Ltd. 7.44%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,497,723
2,190,000	Palmer Square CLO Ltd. 7.47%, 10/20/2033, 3 mo. USD Term SOFR + 2.15%(1)(2)	2,194,897
	Palmer Square Loan Funding Ltd.
1,110,000	7.98%, 05/20/2029, 3 mo. USD Term SOFR + 2.66%(1)(2)	1,110,000
1,000,000	8.33%, 04/15/2031, 3 mo. USD Term SOFR + 3.00%(1)(2)	999,957
2,495,000	8.43%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,485,192
1,155,000	Race Point VIII CLO Ltd. 9.08%, 02/20/2030, 3 mo. USD Term SOFR + 3.76%(1)(2)	1,156,100

The accompanying notes are an integral part of these financial statements.
157

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	Cayman Islands - 2.2% - (continued)
$ 500,000	Regatta XVII Funding Ltd. 13.20%, 10/15/2033, 3 mo. USD Term SOFR + 7.87%(1)(2)	$ 496,996
1,620,000	Sixth Street CLO XXIII Ltd. 7.58%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,626,324
1,500,000	Sound Point CLO II Ltd. 7.44%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,489,479
835,000	Sound Point CLO V-R Ltd. 8.69%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	807,918
1,350,000	Sound Point CLO XXXIII Ltd. 7.22%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,345,409
3,300,000	Stratus CLO Ltd. 7.49%, 12/28/2029, 3 mo. USD Term SOFR + 2.16%(1)(2)	3,297,548
1,000,000	Symphony CLO XXII Ltd. 7.74%, 04/18/2033, 3 mo. USD Term SOFR + 2.41%(1)(2)	993,419
1,000,000	TCI-Flatiron CLO Ltd. 11.57%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,001,492
618,241	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	556,472
		75,058,713
	Jersey - 0.1%
1,170,000	Bain Capital Credit CLO Ltd. 8.22%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,171,111
	United States - 5.4%
	AASET Trust
2,505,475	2.80%, 01/15/2047(1)	2,193,618
576,132	3.54%, 01/15/2047(1)	474,469
305,575	3.84%, 05/15/2039(1)	268,912
810,000	ACRE Commercial Mortgage Ltd. 6.83%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	787,995
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,083,051
	American Credit Acceptance Receivables Trust
1,880,000	2.46%, 03/13/2028(1)	1,834,884
2,055,000	6.82%, 10/12/2029(1)	2,054,824
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,226,253
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,481,777
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,643,789
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	6.84%, 05/15/2036, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,051,342
895,000	7.04%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	866,979
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	426,995
5,162,719	BBCMS Mortgage Trust 1.73%, 04/15/2053(4)(5)	301,552
2,628,347	Benchmark Mortgage Trust 1.18%, 03/15/2052(4)(5)	96,131
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.4% - (continued)
$ 1,150,000	BPR Trust 6.85%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	$ 1,121,872
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	368,984
1,090,000	2.32%, 02/25/2049(1)(4)	812,096
2,058,720	4.99%, 10/25/2059(1)(3)	2,000,371
1,334,000	5.09%, 05/25/2060(1)(4)	1,254,295
1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	1,434,721
740,000	Business Jet Securities LLC 6.20%, 05/15/2039(1)	739,125
	BX Commercial Mortgage Trust
1,169,000	7.44%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	1,149,042
2,135,000	8.19%, 10/15/2037, 1 mo. USD Term SOFR + 2.86%(1)(2)	2,093,261
	BX Trust
2,973,683	7.02%, 09/15/2034, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,891,907
1,075,000	7.08%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,056,187
2,495,000	7.84%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,488,762
1,360,000	BXSC Commercial Mortgage Trust 7.71%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,343,000
895,000	CAMB Commercial Mortgage Trust 7.37%, 12/15/2037, 1 mo. USD Term SOFR + 2.05%(1)(2)	893,322
6,921,138	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(4)(5)	261,302
	Castlelake Aircraft Structured Trust
168,822	2.74%, 08/15/2041(1)	156,348
979,855	3.97%, 04/15/2039(1)	882,051
2,242,334	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	2,061,366
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,593,053
521,711	5.90%, 12/25/2068(1)(3)	517,478
2,965,075	7.18%, 09/25/2068(1)(3)	2,984,973
	Commercial Mortgage Trust
936,719	4.03%, 02/10/2047(4)	902,138
1,650,000	4.08%, 02/10/2047(4)	1,535,434
11,952,301	CSAIL Commercial Mortgage Trust 0.94%, 04/15/2050(4)(5)	24,017
	CSMC Trust
1,830,308	1.38%, 07/25/2066(1)(4)	1,455,844
1,577,860	1.84%, 10/25/2066(1)(4)	1,330,221
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	349,498
1,315,000	ExteNet LLC 3.20%, 07/25/2049(1)	1,304,260
	Federal National Mortgage Association Connecticut Avenue Securities
765,000	8.33%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	788,906
1,415,000	8.43%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,486,280
1,856,739	8.69%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	1,926,367
2,433,043	8.84%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,512,117
1,450,000	8.88%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	1,503,031

The accompanying notes are an integral part of these financial statements.
158

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.4% - (continued)
$ 1,000,000	9.04%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	$ 1,048,093
3,156,000	9.08%, 12/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	3,373,590
2,105,000	9.09%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,240,667
3,750,000	9.19%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	4,068,750
1,751,054	9.19%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,822,503
1,260,000	9.23%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,345,542
2,310,000	9.44%, 05/25/2030, 30 day USD SOFR Average + 4.11%(2)	2,518,959
2,790,000	9.59%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,969,487
3,840,000	9.69%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,168,634
1,715,000	9.83%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,802,894
1,730,000	10.08%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	1,890,025
3,867,147	10.69%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	4,147,071
1,626,590	16.19%, 01/25/2029, 30 day USD SOFR Average + 10.86%(2)	1,871,880
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	546,636
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,923,086
819,604	4.25%, 07/17/2039(1)	780,978
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	834,498
2,410,000	FS Rialto Issuer LLC 7.90%, 08/17/2037, 1 mo. USD Term SOFR + 2.58%(1)(2)	2,411,268
260,941	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	237,501
734,496	GCAT Trust 4.21%, 02/25/2067(1)(4)	688,747
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	409,962
1,092,166	GS Mortgage Securities Corp. Trust 7.39%, 09/15/2031, 1 mo. USD Term SOFR + 2.06%(1)(2)	1,087,120
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,688,101
2,041,292	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,890,277
1,400,000	HONO Mortgage Trust 7.29%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,318,365
436,808	JP Morgan Chase Bank NA 6.63%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	438,633
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	1,447,975
2,630,000	7.39%, 04/15/2038, 1 mo. USD Term SOFR + 1.81%(1)(2)	2,610,275
2,216,100	JP Morgan Mortgage Trust 5.92%, 06/25/2054(1)(4)	2,195,058
33,374,605	JPMBB Commercial Mortgage Securities Trust 0.72%, 09/15/2047(4)(5)	13,660
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.4% - (continued)
	Legacy Mortgage Asset Trust
$ 281,910	4.89%, 10/25/2066(1)(3)	$ 271,715
1,011,501	6.75%, 03/25/2060(1)(3)	1,011,076
	LHOME Mortgage Trust
190,505	3.09%, 06/25/2026(1)(3)	190,045
760,931	3.97%, 02/25/2027(1)	755,230
1,690,709	Life Mortgage Trust 7.79%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,642,373
1,010,989	MFA Trust 5.75%, 11/25/2067(1)(3)	989,813
2,516,630	MHC Commercial Mortgage Trust 7.04%, 04/15/2038, 1 mo. USD Term SOFR + 1.72%(1)(2)	2,488,766
	Morgan Stanley Capital I Trust
7,333,414	1.46%, 06/15/2050(4)(5)	179,756
1,600,000	6.82%, 07/15/2035, 1 mo. USD Term SOFR + 1.50%(1)(2)	1,595,000
1,620,000	7.68%, 12/15/2036, 1 mo. USD Term SOFR + 2.36%(1)(2)	383,292
1,460,000	Morgan Stanley Eaton Vance CLO Ltd. 7.28%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,459,956
1,096,100	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	966,167
1,295,147	OBX Trust 5.93%, 11/25/2063(1)(3)	1,282,738
1,790,775	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,748,702
136,808	PMT Credit Risk Transfer Trust 9.14%, 11/27/2031, 30 day USD SOFR Average + 3.81%(1)(2)	136,794
	PRET LLC
565,000	3.72%, 07/25/2051(1)(3)	506,050
1,325,000	3.84%, 07/25/2051(1)(3)	1,254,225
2,265,000	7.52%, 04/27/2054(1)	2,264,999
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,221,194
1,970,000	3.18%, 10/17/2038(1)	1,754,939
1,000,000	3.40%, 04/17/2041(1)(4)	864,549
1,230,000	3.75%, 02/17/2041(1)	1,093,477
1,355,000	4.65%, 03/17/2040(1)	1,282,920
910,000	5.50%, 10/27/2039(1)	875,379
	PRPM LLC
1,252,933	1.79%, 06/25/2026(1)(3)	1,210,790
780,000	3.47%, 07/25/2026(1)(3)	727,563
1,145,000	3.67%, 08/25/2026(1)(3)	1,093,540
1,870,000	3.97%, 10/25/2026(1)(4)	1,796,911
2,172,468	4.00%, 11/25/2053(1)(3)	2,064,427
979,592	4.00%, 01/25/2054(1)(3)	929,897
394,119	5.36%, 11/25/2025(1)(3)	389,717
973,007	6.72%, 04/25/2026(1)(3)	935,726
1,003,680	7.03%, 03/25/2029(1)(3)	1,000,763
	Ready Capital Mortgage Financing LLC
395,000	7.33%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	378,362
1,718,602	7.69%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	1,719,525
845,000	SG Commercial Mortgage Securities Trust 4.98%, 10/10/2048(4)	708,088
1,635,000	STAR Trust 7.84%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,590,669
506,587	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(3)	501,331

The accompanying notes are an integral part of these financial statements.
159

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1% - (continued)
	United States - 5.4% - (continued)
$ 3,417,742	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	$ 3,415,606
3,147,000	Triangle Re Ltd. 10.58%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,347,245
490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	464,574
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	3,175,860
1,270,000	3.97%, 09/25/2051(1)(3)	1,173,287
1,700,000	Verus Securitization Trust 3.20%, 10/25/2063(1)(4)	1,398,048
1,310,000	VINE Trust 4.50%, 03/17/2041(1)	1,217,029
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	948,898
310,864	VOLT C LLC 4.99%, 05/25/2051(1)(3)	295,526
762,138	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	670,501
817,587	VOLT XCV LLC 5.24%, 03/27/2051(1)(3)	793,981
511,060	VOLT XCVI LLC 5.12%, 03/27/2051(1)(3)	492,360
1,880,032	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,598,616
1,470,340	Wave LLC 3.60%, 09/15/2044(1)	1,308,721
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,198,759
1,455,000	3.15%, 09/15/2057(1)	1,315,541
	Wells Fargo NA
3,452,707	1.10%, 02/15/2052(4)(5)	115,466
9,867,682	1.15%, 04/15/2052(4)(5)	395,591
9,365,464	1.32%, 03/15/2063(4)(5)	480,023
2,240,000	4.82%, 11/15/2061(4)	2,080,000
1,350,000	Westlake Automobile Receivables Trust 6.47%, 03/15/2029(1)	1,351,442
757,488	WFRBS Commercial Mortgage Trust 5.14%, 06/15/2044(1)(4)	712,039
1,469,908	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,403,174
1,180,000	WSTN Trust 7.26%, 07/05/2037(1)(4)	1,173,705
		185,596,891
	Total Asset & Commercial Mortgage-Backed Securities (cost $284,238,626)	$ 276,678,402
CONVERTIBLE BONDS - 0.2%
	Israel - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$ 4,038,782
	United States - 0.1%
357,000	Insulet Corp. 0.38%, 09/01/2026	366,764
1,875,000	JetBlue Airways Corp. 0.50%, 04/01/2026(6)	1,621,295
580,000	NuVasive, Inc. 0.38%, 03/15/2025	551,580
		2,539,639
	Total Convertible Bonds (cost $7,035,087)	$ 6,578,421
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9%
	Brazil - 0.1%
$ 4,357,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	$ 4,564,393
	Canada - 0.1%
CAD 910,000	Cineplex, Inc. 7.63%, 03/31/2029(1)	669,288
$ 1,275,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,305,627
		1,974,915
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(7)	1,108,955
3,525,000	Fortune Star BVI Ltd. 6.85%, 07/02/2024(7)	3,495,026
2,205,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	1,953,441
2,055,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	1,675,904
		8,233,326
	Colombia - 0.5%
	Ecopetrol SA
5,704,000	8.38%, 01/19/2036	5,545,359
7,495,000	8.63%, 01/19/2029	7,796,569
2,042,000	8.88%, 01/13/2033	2,089,709
		15,431,637
	France - 0.3%
350,000	Banijay Entertainment SASU 8.13%, 05/01/2029(1)	358,002
8,630,000	BPCE SA 2.38%, 01/14/2025(1)	8,415,889
EUR 800,000	Burger King France SAS 8.59%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	858,396
1,350,000	Elior Group SA 3.75%, 07/15/2026(7)	1,345,864
		10,978,151
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	669,613
	Ireland - 0.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,015,000	1.65%, 10/29/2024	993,760
9,725,000	6.45%, 04/15/2027	9,913,713
2,700,000	Cimpress PLC 7.00%, 06/15/2026	2,679,102
	ICON Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,860,000
1,110,000	5.85%, 05/08/2029	1,110,000
		18,556,575
	Israel - 0.5%
	Energean Israel Finance Ltd.
3,889,000	4.88%, 03/30/2026(7)	3,655,660
7,484,000	5.88%, 03/30/2031(7)	6,371,129
5,245,000	8.50%, 09/30/2033(7)	5,036,249
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,588,012
877,000	6.00%, 01/31/2025	939,679
		17,590,729

The accompanying notes are an integral part of these financial statements.
160

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9% - (continued)
	Italy - 0.3%
EUR 645,000	IMA Industria Macchine Automatiche SpA 7.65%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	$ 695,503
$ 9,950,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	9,925,697
		10,621,200
	Mexico - 0.0%
2,085,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(8)	144,907
	Netherlands - 0.1%
2,025,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	1,987,486
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(7)	649,925
		2,637,411
	Slovenia - 0.0%
1,070,000	United Group BV 8.13%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,141,905
	Sweden - 0.0%
650,000	Verisure Holding AB 3.25%, 02/15/2027(7)	665,066
	United Kingdom - 0.6%
2,420,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	2,492,233
$ 590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	582,455
550,000	Merlin Entertainments Ltd. 5.75%, 06/15/2026(1)	544,242
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(3)(7)	12,281,134
	Pinnacle Bidco PLC
EUR 1,480,000	8.25%, 10/11/2028(1)	1,648,953
GBP 700,000	10.00%, 10/11/2028(7)	907,836
1,100,000	Punch Finance PLC 6.13%, 06/30/2026(7)	1,316,089
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(7)	636,679
		20,409,621
	United States - 10.6%
$ 610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	572,878
700,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	723,062
EUR 239,872	Adient Global Holdings Ltd. 3.50%, 08/15/2024(7)	254,377
$ 4,188,177	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(1)	4,138,922
1,000,000	American Tower Corp. 4.00%, 06/01/2025	981,873
600,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/2025	596,529
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,333,096
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	701,182
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,371,464
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9% - (continued)
	United States - 10.6% - (continued)
$ 7,576,000	5.25%, 04/30/2025(1)(6)	$ 7,508,652
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	612,203
655,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	611,503
6,325,000	Becton Dickinson & Co. 3.36%, 06/06/2024	6,309,679
2,375,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	2,407,207
	Boeing Co.
3,060,000	6.26%, 05/01/2027(1)	3,068,995
3,450,000	6.30%, 05/01/2029(1)	3,461,811
735,000	6.53%, 05/01/2034(1)	739,524
3,945,000	6.86%, 05/01/2054(1)	3,956,227
13,830,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	14,386,851
2,970,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	2,908,508
	Caesars Entertainment, Inc.
1,425,000	6.25%, 07/01/2025(1)(6)	1,428,397
2,935,000	6.50%, 02/15/2032(1)	2,893,159
275,000	8.13%, 07/01/2027(1)	278,656
	CCO Holdings LLC/CCO Holdings Capital Corp.
9,825,000	5.00%, 02/01/2028(1)	8,951,501
4,356,000	5.38%, 06/01/2029(1)	3,844,170
5,314,000	6.38%, 09/01/2029(1)	4,905,462
3,785,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,844,846
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)	678,009
590,000	5.88%, 03/15/2026(1)	582,686
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 1,115,000	4.38%, 05/15/2026(1)	1,176,946
$ 3,245,000	6.25%, 05/15/2026(1)	3,241,188
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	566,602
700,000	4.75%, 03/15/2028(1)	660,013
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,444,334
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,358,952
	Credit Acceptance Corp.
550,000	6.63%, 03/15/2026(6)	548,314
7,535,000	9.25%, 12/15/2028(1)	7,989,089
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,270,337
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	388,640
6,000,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	6,275,754
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,647,799
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,260,542
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	665,499
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,004,744
$ 2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,075,953
1,200,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,171,283

The accompanying notes are an integral part of these financial statements.
161

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9% - (continued)
	United States - 10.6% - (continued)
	EQM Midstream Partners LP
$ 970,000	4.00%, 08/01/2024	$ 962,775
673,000	4.50%, 01/15/2029(1)	622,586
1,135,000	6.00%, 07/01/2025(1)	1,133,029
	Ford Motor Credit Co. LLC
7,609,000	4.06%, 11/01/2024	7,533,803
4,295,000	5.13%, 06/16/2025	4,249,395
	Freedom Mortgage Corp.
8,294,000	7.63%, 05/01/2026(1)	8,261,083
760,000	12.00%, 10/01/2028(1)	815,541
1,140,000	12.25%, 10/01/2030(1)	1,236,853
685,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	689,968
6,185,000	Frontier Communications Holdings LLC 8.75%, 05/15/2030(1)	6,298,229
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,913,134
	Hanesbrands, Inc.
850,000	4.88%, 05/15/2026(1)	819,941
200,000	9.00%, 02/15/2031(1)(6)	198,680
	Las Vegas Sands Corp.
5,220,000	2.90%, 06/25/2025	5,020,226
12,660,000	3.20%, 08/08/2024	12,530,890
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	550,623
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,591,614
1,525,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	1,498,264
	Macy's Retail Holdings LLC
3,350,000	5.88%, 03/15/2030(1)	3,190,928
3,370,000	6.13%, 03/15/2032(1)	3,189,589
	Matador Resources Co.
2,065,000	6.50%, 04/15/2032(1)	2,047,362
600,000	6.88%, 04/15/2028(1)	604,612
1,150,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	1,133,658
1,210,000	Medline Borrower LP 3.88%, 04/01/2029(1)	1,085,948
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,797,250
4,686,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	4,695,541
	Nationstar Mortgage Holdings, Inc.
1,375,000	5.00%, 02/01/2026(1)	1,338,405
650,000	5.50%, 08/15/2028(1)	612,683
405,000	7.13%, 02/01/2032(1)	399,230
545,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	534,231
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,036,315
500,000	Newell Brands, Inc. 4.88%, 06/01/2025	493,122
6,625,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	7,118,284
3,175,000	NextEra Energy Operating Partners LP 4.25%, 07/15/2024(1)	3,162,016
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,416,406
800,000	3.88%, 08/15/2031(1)	677,461
	Occidental Petroleum Corp.
1,865,000	2.90%, 08/15/2024	1,846,963
1,730,000	5.50%, 12/01/2025	1,721,194
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9% - (continued)
	United States - 10.6% - (continued)
$ 4,753,000	5.88%, 09/01/2025	$ 4,753,131
	OneMain Finance Corp.
1,175,000	6.88%, 03/15/2025	1,183,103
1,225,000	7.13%, 03/15/2026	1,239,025
	Pacific Gas & Electric Co.
6,055,000	3.15%, 01/01/2026	5,788,034
1,505,000	3.40%, 08/15/2024	1,492,480
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)	271,638
2,165,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	2,164,733
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	562,169
4,205,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	4,221,694
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,162,546
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	193,247
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,279,312
1,900,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	1,879,687
EUR 450,000	Spectrum Brands, Inc. 4.00%, 10/01/2026(7)	473,655
	Spirit AeroSystems, Inc.
$ 725,000	9.38%, 11/30/2029(1)	784,562
875,000	9.75%, 11/15/2030(1)	967,584
	Sprint LLC
4,655,000	7.13%, 06/15/2024	4,657,632
25,000	7.63%, 03/01/2026	25,656
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
915,000	4.74%, 09/20/2029(1)	909,621
3,728,000	5.15%, 09/20/2029(1)	3,703,658
425,000	Staples, Inc. 7.50%, 04/15/2026(1)	413,323
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	559,744
1,250,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,242,352
6,175,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	6,520,553
7,050,000	Tenneco, Inc. 8.00%, 11/17/2028(1)	6,587,430
11,905,000	TransDigm, Inc. 6.38%, 03/01/2029(1)	11,838,259
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	489,220
7,505,000	United Rentals North America, Inc. 6.13%, 03/15/2034(1)	7,330,909
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,427,727
1,315,000	5.75%, 06/15/2027(1)	1,262,088
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	767,992
750,000	4.13%, 08/15/2031(1)	654,480
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,945,752
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	584,588
	Vital Energy, Inc.
7,860,000	7.88%, 04/15/2032(1)	7,974,685
575,000	9.75%, 10/15/2030	626,514

The accompanying notes are an integral part of these financial statements.
162

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.9% - (continued)
	United States - 10.6% - (continued)
$ 6,385,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	$ 6,504,507
	Warnermedia Holdings, Inc.
5,760,000	3.64%, 03/15/2025	5,647,210
5,295,000	3.76%, 03/15/2027	4,992,318
2,725,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,642,874
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	817,324
405,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	393,542
		362,761,808
	Total Corporate Bonds (cost $481,308,235)	$ 476,381,257
FOREIGN GOVERNMENT OBLIGATIONS - 59.9%
	Australia - 6.6%
	Australia Government Bonds
AUD 70,752,000	1.75%, 11/21/2032(7)	$ 37,297,619
121,948,000	1.75%, 06/21/2051(7)	42,985,350
1,459,000	1.75%, 06/21/2051(7)	514,282
24,886,000	3.00%, 03/21/2047(7)	12,198,656
22,955,000	4.75%, 06/21/2054(7)	14,901,007
	New South Wales Treasury Corp.
39,040,000	1.75%, 03/20/2034(7)	18,606,166
37,624,000	2.00%, 03/08/2033	19,050,504
23,705,000	Queensland Treasury Corp. 5.25%, 07/21/2036(7)	15,204,493
	Treasury Corp. of Victoria
47,018,000	2.25%, 11/20/2034	22,967,608
26,641,000	5.25%, 09/15/2038	16,698,533
	Western Australian Treasury Corp.
33,810,000	2.00%, 10/24/2034(7)	16,395,871
16,987,000	4.25%, 07/20/2033	10,450,235
		227,270,324
	Canada - 10.9%
	Canada Treasury Bills
CAD 82,573,000	4.40%, 05/09/2024(9)	59,907,337
279,177,000	4.73%, 05/23/2024(9)	202,160,327
83,168,000	4.89%, 07/04/2024(9)	59,885,853
71,347,000	Quebec Treasury Bills 4.90%, 07/05/2024(9)	51,363,517
		373,317,034
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,860,000	8.00%, 11/14/2035	2,886,665
2,765,000	8.75%, 11/14/2053	2,850,917
		5,737,582
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(7)	3,495,334
	Hungary - 0.1%
$ 4,022,000	Hungary Government International Bonds 6.13%, 05/22/2028(7)	4,061,512
	Japan - 7.7%
JPY 1,027,035,508	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(10)	6,883,153
2,672,500,000	Japan Government Thirty Year Bonds 0.40%, 12/20/2049	11,982,235
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.9% - (continued)
	Japan - 7.7% - (continued)
	Japan Treasury Discount Bills
JPY 2,559,800,000	(0.13%), 05/13/2024(9)(11)	$ 16,230,489
25,738,550,000	(0.06%), 06/17/2024(9)(11)	163,193,227
10,317,900,000	0.01%, 06/24/2024(9)	65,419,397
		263,708,501
	Mexico - 3.0%
MXN 2,068,142,800	Mexico Bonos 7.50%, 05/26/2033	102,860,549
	Netherlands - 0.4%
EUR 11,006,000	Netherlands Government Bonds 3.25%, 01/15/2044(7)	12,271,366
	New Zealand - 7.4%
	New Zealand Government Bonds
NZD 80,968,000	0.25%, 05/15/2028	39,928,818
29,569,000	2.00%, 05/15/2032	14,161,844
5,945,000	2.75%, 05/15/2051	2,281,423
91,691,000	3.00%, 04/20/2029	49,945,403
78,179,000	4.50%, 04/15/2027(7)	45,709,945
35,306,000	4.50%, 05/15/2030	20,534,226
66,319,000	5.00%, 05/15/2054	37,997,159
	New Zealand Local Government Funding Agency Bonds
30,833,000	2.25%, 05/15/2031(7)	14,848,168
32,990,000	4.50%, 04/15/2027	19,046,133
15,840,000	4.50%, 05/15/2030(7)	8,959,353
		253,412,472
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,343,760
	Norway - 10.7%
	Norway Government Bonds
NOK 302,946,000	1.25%, 09/17/2031(7)	22,806,105
1,050,404,000	1.38%, 08/19/2030(7)	81,870,900
530,436,000	1.75%, 03/13/2025(7)	46,680,851
863,560,000	1.75%, 02/17/2027(7)	73,351,098
78,246,000	1.75%, 09/06/2029(7)	6,346,671
635,274,000	2.00%, 04/26/2028(7)	53,357,480
715,307,000	3.00%, 08/15/2033(7)	60,224,812
270,440,000	3.63%, 04/13/2034(7)	23,878,589
		368,516,506
	Poland - 0.1%
$ 5,175,000	Republic of Poland Government International Bonds 5.13%, 09/18/2034	4,965,671
	Qatar - 0.1%
3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(7)	3,572,464
	Romania - 0.5%
	Romania Government International Bonds
EUR 5,841,000	3.62%, 05/26/2030(7)	5,711,461
4,025,000	5.38%, 03/22/2031(1)	4,268,850
5,363,000	5.50%, 09/18/2028(7)	5,850,285
2,265,000	5.63%, 02/22/2036(1)	2,380,656
		18,211,252
	South Korea - 10.4%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	77,192,887

The accompanying notes are an integral part of these financial statements.
163

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.9% - (continued)
	South Korea - 10.4% - (continued)
KRW 85,546,150,000	1.50%, 03/10/2025	$ 60,864,510
109,431,170,000	2.25%, 06/10/2025	78,104,901
28,291,840,000	2.38%, 12/10/2031	18,837,903
58,444,470,000	3.38%, 06/10/2032	41,621,913
80,407,000,000	3.50%, 09/10/2028	57,996,673
27,989,470,000	4.25%, 12/10/2032	21,189,558
		355,808,345
	Supranational - 0.3%
EUR 10,122,000	European Union 3.00%, 03/04/2053(7)	10,007,119
	Sweden - 0.9%
	Kommuninvest I Sverige AB
SEK 178,430,000	0.75%, 05/12/2028(7)	14,704,466
200,870,000	3.00%, 03/12/2029(7)	18,050,247
		32,754,713
	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bonds
$ 3,770,000	2.13%, 09/30/2024(7)	3,713,450
6,700,000	2.13%, 09/30/2024(1)	6,599,500
		10,312,950
	United Kingdom - 0.1%
GBP 2,841,593	U.K. Inflation-Linked Gilts 0.75%, 11/22/2033(7)(10)	3,603,974
	Total Foreign Government Obligations (cost $2,197,471,745)	$ 2,058,231,428
SENIOR FLOATING RATE INTERESTS - 5.4%(12)
	Canada - 0.2%
$ 735,000	Air Canada 7.83%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	$ 739,594
1,603,506	Great Canadian Gaming Corp. 9.59%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	1,608,718
1,880,288	Ontario Gaming GTA LP 9.56%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,889,294
2,129,215	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	2,133,984
		6,371,590
	France - 0.0%
EUR 365,000	Banijay Entertainment SAS 7.66%, 03/01/2028, 3 mo. EURIBOR + 3.75%	389,910
	Germany - 0.1%
1,855,000	TK Elevator Midco GmbH 7.93%, 04/30/2030, 3 mo. EURIBOR + 4.00%	1,981,835
	Hong Kong - 0.1%
	Fugue Finance BV
$ 1,020,000	9.07%, 02/26/2031, 1 mo. USD Term SOFR + 3.75%	1,023,509
357,293	9.34%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	358,454
		1,381,963
	Ireland - 0.0%
EUR 1,000,000	Virgin Media Ireland Ltd. 7.38%, 07/15/2029, 1 mo. EURIBOR + 3.50%	1,056,528
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	Luxembourg - 0.1%
$ 1,515,000	Delta 2 Lux SARL 7.56%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	$ 1,516,136
EUR 600,000	INEOS Finance PLC 7.85%, 02/07/2031, 1 mo. EURIBOR + 4.00%	640,551
$ 515,000	INEOS U.S. Finance LLC 9.07%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	515,968
EUR 395,000	Matterhorn Telecom SA 6.31%, 09/15/2026, 3 mo. EURIBOR + 2.38%	421,135
$ 704,149	Zacapa SARL 9.31%, 03/22/2029, 3 mo. USD Term SOFR + 4.00%	702,973
		3,796,763
	Netherlands - 0.0%
EUR 325,000	TMF Group Holding BV 0.00%, 05/03/2028, 3 mo. EURIBOR + 3.75%(13)	347,229
622,009	Ziggo BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	649,536
		996,765
	Puerto Rico - 0.0%
$ 796,500	EVERTEC Group LLC 8.82%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	800,482
	Sweden - 0.1%
	Verisure Holding AB
EUR 2,485,000	6.89%, 08/06/2026, 3 mo. EURIBOR + 3.00%	2,648,679
1,130,000	6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,201,414
		3,850,093
	United Kingdom - 0.3%
$ 1,234,721	Crown Finance U.S., Inc. 6.93%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%	1,254,267
EUR 425,000	DLG Acquisitions Ltd. 0.00%, 04/11/2031, 3 mo. EURIBOR + 4.00%(13)	452,993
1,645,000	Froneri International Ltd. 5.99%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,748,681
	Howden Group Holdings Ltd.
375,000	7.88%, 02/15/2031, 1 mo. EURIBOR + 4.00%	400,953
$ 1,090,000	8.82%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,092,725
	Inspired FinCo Holdings Ltd.
EUR 364,611	7.85%, 02/28/2031, 3 mo. EURIBOR + 4.00%	389,491
1,110,389	7.85%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,186,157
725,000	Lernen Bidco Ltd. 8.15%, 04/25/2029, 3 mo. EURIBOR + 4.25%	772,931
	Lorca Holdco Ltd.
1,775,000	0.00%, 04/17/2031, 3 mo. EURIBOR + 3.50%(13)	1,893,504

The accompanying notes are an integral part of these financial statements.
164

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	United Kingdom - 0.3% - (continued)
EUR 940,000	8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	$ 1,003,018
540,000	Motion Finco SARL 7.65%, 11/12/2029, 3 mo. EURIBOR + 3.75%	574,127
		10,768,847
	United States - 4.5%
$ 2,416,809	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	2,427,080
	Acrisure LLC
2,318,339	8.93%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	2,313,563
1,173,000	9.68%, 02/15/2027, 1 mo. USD Term SOFR + 4.25%	1,174,466
710,000	AI Aqua Merger Sub, Inc. 9.57%, 07/31/2028, 3 mo. USD Term SOFR + 4.25%	713,195
924,908	Amentum Government Services Holdings LLC 9.32%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	926,064
1,363,915	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	1,363,915
	Aramark Services, Inc.
550,000	7.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	549,659
575,027	7.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	574,308
1,731,024	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	1,738,900
	Asurion LLC
1,050,201	8.68%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	1,025,406
1,225,365	9.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,188,604
1,034,587	9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,007,594
1,217,481	AthenaHealth Group, Inc. 8.57%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	1,214,437
1,994,975	Bausch & Lomb Corp. 9.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,998,726
942,875	Belron Finance U.S. LLC 7.68%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	943,167
3,218,579	Berlin Packaging LLC 9.20%, 03/11/2028, 1 mo. USD Term SOFR + 3.75%	3,218,998
2,767,060	Blackhawk Network Holdings, Inc. 10.32%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	2,774,476
	Caesars Entertainment, Inc.
1,040,000	8.07%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	1,040,520
1,658,250	8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	1,659,908
1,497,768	Camelot U.S. Acquisition LLC 8.07%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	1,500,105
587,542	Carnival Corp. 8.07%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	590,480
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	United States - 4.5% - (continued)
$ 1,395,780	Cast & Crew Payroll LLC 9.18%, 02/09/2026, 1 mo. USD Term SOFR + 3.75%	$ 1,395,194
1,414,067	Catalent Pharma Solutions, Inc. 7.43%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,412,002
1,998,988	Chamberlain Group, Inc. 8.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,995,589
5,012,437	Charter Communications Operating LLC 7.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	4,940,409
1,353,021	Cinemark USA, Inc. 9.06%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	1,357,364
845,000	Clear Channel Outdoor Holdings, Inc. 15.00%, 08/12/2027, 1 mo. USD Term SOFR + 7.50%	832,325
1,088,917	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,093,000
1,466,325	Core & Main LP 7.57%, 02/09/2031, 3 mo. USD Term SOFR + 2.25%	1,469,991
652,229	Crocs, Inc. 7.56%, 02/20/2029, 3 mo. USD Term SOFR + 2.25%	654,512
1,639,310	DCert Buyer, Inc. 9.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	1,634,212
3,749,565	Dun & Bradstreet Corp. 8.07%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	3,755,302
494,975	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	496,435
510,000	Endo Luxembourg Finance Co. I SARL 9.79%, 04/09/2031, 3 mo. USD Term SOFR + 4.50%	508,088
955,812	Endure Digital, Inc. 8.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	922,358
1,898,080	EP Purchaser LLC 9.07%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,886,692
2,499,374	EW Scripps Co. 7.99%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	2,464,758
1,443,000	Filtration Group Corp. 8.93%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,445,410
	First Brands Group LLC
2,203,005	10.59%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,100,565
550,000	14.14%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	519,750
347,502	Getty Images, Inc. 9.91%, 02/19/2026, 3 mo. USD Term SOFR + 4.50%	347,648
2,075,000	Gray Television, Inc. 7.93%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	2,042,588
995,000	Groundworks LLC 8.82%, 03/14/2031, 1 mo. USD Term SOFR + 3.50%	996,573
1,895,000	GTCR W Merger Sub LLC 8.31%, 01/31/2031, 1 mo. USD Term SOFR + 3.00%	1,898,563

The accompanying notes are an integral part of these financial statements.
165

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	United States - 4.5% - (continued)
$ 2,318,337	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	$ 2,317,363
605,000	Hilton Grand Vacations Borrower LLC 8.07%, 01/17/2031, 1 mo. USD Term SOFR + 2.75%	606,010
2,907,123	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	2,921,543
408,651	Ingram Micro, Inc. 8.57%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	409,673
	Iron Mountain, Inc.
1,607,895	7.18%, 01/02/2026, 1 mo. USD Term SOFR + 1.75%	1,603,473
1,685,775	7.57%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%	1,679,453
2,028,711	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	2,029,563
1,165,299	MajorDrive Holdings IV LLC 9.57%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,169,669
	McAfee LLC
EUR 1,513,050	7.62%, 03/01/2029, 1 mo. EURIBOR + 3.75%	1,612,273
$ 3,369,975	9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,370,447
1,461,483	Medallion Midland Acquisition LLC 8.83%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	1,466,511
3,465,478	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,451,304
675,000	MI Windows & Doors LLC 8.82%, 03/28/2031, 1 mo. USD Term SOFR + 3.50%	677,815
1,891,206	Michaels Cos., Inc. 9.82%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	1,759,672
494,000	Mileage Plus Holdings LLC 10.73%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	506,607
EUR 822,911	MKS Instruments, Inc. 6.86%, 08/17/2029, 1 mo. EURIBOR + 3.00%	878,027
$ 1,743,875	NCR Atleos LLC 10.18%, 03/27/2029, 3 mo. USD Term SOFR + 4.75%	1,751,862
867,825	OMNIA Partners LLC 9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	872,103
968,325	Oryx Midstream Services Permian Basin LLC 8.44%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	970,746
2,711,572	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,711,084
1,293,350	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,273,304
528,658	R1 RCM, Inc. 8.33%, 06/21/2029, 1 mo. USD Term SOFR + 3.00%	530,509
	Rocket Software, Inc.
EUR 600,000	8.60%, 11/28/2028, 3 mo. EURIBOR + 4.75%	634,602
$ 1,090,000	10.07%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	1,082,850
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	United States - 4.5% - (continued)
	Ryan LLC
$ 82,381	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(14)	$ 82,930
782,619	9.82%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	787,839
1,361,203	SCIH Salt Holdings, Inc. 8.83%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	1,363,476
3,756,382	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	3,769,079
1,295,000	Simon & Schuster, Inc. 9.33%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	1,299,532
13,672,490	Sinclair Television Group, Inc. 8.09%, 09/30/2026, 3 mo. USD Term SOFR + 2.50%	12,626,545
	SRS Distribution, Inc.
687,476	8.67%, 06/02/2028, 1 mo. USD Term SOFR + 3.25%	691,758
1,332,871	8.93%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	1,342,268
5,255,093	SS&C Technologies, Inc. 7.18%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	5,253,989
715,414	Staples, Inc. 10.44%, 04/16/2026, 1 mo. USD Term SOFR + 5.00%	705,899
1,364,581	Tamko Building Products LLC 8.58%, 09/20/2030, 3 mo. USD Term SOFR + 3.25%	1,364,581
1,894,840	Tecta America Corp. 9.43%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,899,577
	Touchdown Acquirer, Inc.
30,539	0.00%, 02/21/2031, 1 mo. USD Term SOFR + 4.00%(13)(14)	30,644
EUR 500,000	7.93%, 02/21/2031, 3 mo. EURIBOR + 4.00%	531,866
$ 139,461	9.31%, 02/21/2031, 3 mo. USD Term SOFR + 4.00%	139,941
1,840,388	TransDigm, Inc. 8.56%, 02/28/2031, 3 mo. USD Term SOFR + 3.25%	1,850,381
	Truist Insurance Holdings LLC
1,485,000	8.59%, 03/24/2031, 1 mo. USD Term SOFR + 3.25%	1,487,792
655,000	10.09%, 03/08/2032, 1 mo. USD Term SOFR + 4.75%	660,325
844,655	U.S. Foods, Inc. 7.43%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	846,801
1,676,732	Uber Technologies, Inc. 8.08%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	1,686,692
3,132,640	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	3,137,527
	USI, Inc.
1,625,333	8.30%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	1,628,486
1,393,000	8.55%, 09/27/2030, 3 mo. USD Term SOFR + 3.25%	1,396,482
	Virgin Media Bristol LLC
1,650,000	7.94%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,618,237

The accompanying notes are an integral part of these financial statements.
166

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.4%(12) - (continued)
	United States - 4.5% - (continued)
$ 2,225,000	8.66%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	$ 2,183,593
615,000	Wand NewCo 3, Inc. 9.07%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%	618,247
615,000	Waystar Technologies, Inc. 9.32%, 10/22/2029, 1 mo. USD Term SOFR + 4.00%	618,075
1,894,266	William Morris Endeavor Entertainment LLC 8.18%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,898,206
1,187,122	WW International, Inc. 8.93%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	531,985
		154,452,115
	Total Senior Floating Rate Interests (cost $187,016,728)	$ 185,846,891
U.S. GOVERNMENT AGENCIES - 2.0%
	United States - 2.0%
	Federal Home Loan Mortgage Corp. - 1.3%
5,047,170	1.94%, 11/25/2047(4)(5)	$ 405,706
6,240,000	1.97%, 03/25/2048(4)(5)	542,981
5,823,080	2.02%, 10/25/2047(4)(5)	491,622
7,245,592	2.19%, 06/25/2044(4)(5)	299,470
3,742,315	2.39%, 12/25/2045(4)(5)	322,155
1,070,000	2.40%, 01/25/2046(4)(5)	93,255
1,038,099	2.68%, 04/25/2028(4)(5)	87,791
1,672,062	2.78%, 10/25/2055(4)(5)	252,593
775,000	2.88%, 04/25/2031(4)(5)	112,946
2,689,751	3.00%, 05/15/2034(5)	176,962
1,546,560	3.50%, 01/15/2033(5)	144,435
730,660	3.50%, 05/15/2036(5)	74,019
564,640	5.00%, 09/15/2036(5)	90,359
683,186	7.13%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	643,482
1,190,000	7.28%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,192,606
809,764	7.63%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	791,725
1,000,000	7.74%, 01/25/2050, 30 day USD SOFR Average + 2.41%(1)(2)	1,019,363
1,490,000	8.23%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,544,013
1,490,000	8.68%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,560,218
1,069,875	8.83%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	1,119,814
1,075,000	8.88%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,130,094
2,986,584	8.93%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	3,000,872
3,175,000	9.03%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,374,202
1,045,000	9.33%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,109,665
1,078,245	9.54%, 03/25/2050, 30 day USD SOFR Average + 4.21%(1)(2)	1,223,058
1,095,000	9.79%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,180,500
3,500,000	9.89%, 03/25/2030, 30 day USD SOFR Average + 4.56%(2)	3,760,142
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.0% - (continued)
	United States - 2.0% - (continued)
	Federal Home Loan Mortgage Corp. - 1.3% - (continued)
$ 2,775,000	10.19%, 12/25/2029, 30 day USD SOFR Average + 4.86%(2)	$ 2,995,107
1,525,000	10.33%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,674,907
1,930,000	10.58%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,088,028
1,785,000	10.68%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,945,650
1,041,012	10.69%, 09/25/2050, 30 day USD SOFR Average + 5.36%(1)(2)	1,156,824
2,730,000	11.08%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	3,056,147
3,195,000	11.33%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,539,453
2,545,000	12.08%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,889,307
845,000	12.93%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	963,199
		46,052,670
	Federal National Mortgage Association - 0.1%
3,816,734	2.50%, 02/25/2051(5)	571,545
5,239,886	2.50%, 06/25/2052(5)	799,715
4,294,132	2.50%, 09/25/2052(5)	679,826
1,327,717	3.00%, 01/25/2028(5)	44,849
2,345,002	3.00%, 10/25/2051(5)	392,803
1,850,407	3.00%, 01/25/2052(5)	283,131
1,066,208	3.50%, 04/25/2028(5)	35,371
4,617,226	3.50%, 11/25/2051(5)	859,310
702,055	4.00%, 01/25/2028(5)	22,242
1,593,995	4.50%, 03/25/2048(5)	321,170
1,922,796	4.50%, 05/25/2049(5)	344,380
1,391,017	5.50%, 08/25/2044(5)	240,164
498,067	5.50%, 06/25/2048(5)	92,626
		4,687,132
	Government National Mortgage Association - 0.1%
1,287,262	3.50%, 10/20/2029(5)	85,706
1,110,324	3.50%, 01/20/2030(5)	73,067
1,317,131	3.50%, 11/20/2031(5)	89,661
3,014,905	4.00%, 01/16/2040(5)	477,705
452,948	4.00%, 01/16/2046(5)	79,905
124,510	4.50%, 04/20/2045(5)	18,436
208,871	5.00%, 07/16/2044(5)	41,438
584,895	5.00%, 12/16/2045(5)	88,153
1,006,030	5.00%, 07/16/2047(5)	196,289
501,807	5.00%, 09/20/2047(5)	97,753
550,239	5.00%, 11/16/2047(5)	106,216
1,093,482	5.00%, 06/20/2048(5)	153,663
2,164,869	5.50%, 11/16/2046(5)	387,211
405,798	5.50%, 02/20/2047(5)	62,140
620,417	5.89%, 07/20/2039(4)(5)	32,941
841,269	6.00%, 09/20/2045(5)	171,630
		2,161,914
	Uniform Mortgage-Backed Security - 0.5%
7,700,000	5.50%, 05/01/2054(15)	7,472,125
10,150,000	6.00%, 05/01/2054(15)	10,055,664
		17,527,789
	Total U.S. Government Agencies (cost $70,026,899)	$ 70,429,505

The accompanying notes are an integral part of these financial statements.
167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 5.2%
	United States - 5.2%
	U.S. Treasury Bonds - 0.4%
$ 17,399,000	3.00%, 02/15/2047		$ 12,829,724
	U.S. Treasury Inflation-Indexed Notes - 0.1%
3,966,706	1.75%, 01/15/2034(10)		3,783,637
	U.S. Treasury Notes - 4.7%
59,915,000	2.25%, 02/15/2027(16)(17)		55,805,205
109,628,000	3.75%, 12/31/2028		105,054,457
			160,859,662
	Total U.S. Government Securities (cost $192,766,436)		$ 177,473,023
	Total Long-Term Investments (cost $3,419,863,756)		$ 3,251,618,927
SHORT-TERM INVESTMENTS - 3.2%
	Repurchase Agreements - 0.2%
5,744,336	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $5,745,183; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $5,859,351		$ 5,744,336
	Securities Lending Collateral - 0.1%
720,066	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(18)		720,066
2,400,220	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(18)		2,400,220
720,066	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(18)		720,066
720,066	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(18)		720,066
			4,560,418
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bills - 2.9%
87,643,000	5.09%, 05/23/2024(9)		87,362,830
12,169,000	5.30%, 07/11/2024(9)		12,042,760
			99,405,590
	Total Short-Term Investments (cost $109,710,716)		$ 109,710,344
	Total Investments Excluding Purchased Options (cost $3,529,574,472)	97.9%	$ 3,361,329,271
	Total Purchased Options (cost $10,632,571)	0.3%	$ 11,161,011
	Total Investments (cost $3,540,207,043)	98.2%	$ 3,372,490,282
	Other Assets and Liabilities	1.8%	60,905,519
	Total Net Assets	100.0%	$ 3,433,395,801
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $592,375,815, representing 17.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $723,006,083, representing 21.1% of net assets.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	The rate shown represents current yield to maturity.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.
168

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2024, the aggregate value of the unfunded commitment was $113,574, which represents to 0.0% of total net assets.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $18,186,638.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $24,682,266.
(18)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at April 30, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.50	EUR	06/17/2024	688	EUR	1,720,000	$ 394,651	$ 146,647	$ 248,004
3 Mo. EURIBOR Future Option	96.00	EUR	06/17/2024	688	EUR	1,720,000	9,178	16,289	(7,111)
3 Mo. EURIBOR Future Option	96.25	EUR	09/16/2024	690	EUR	1,725,000	50,625	70,676	(20,051)
3 Mo. EURIBOR Future Option	96.75	EUR	09/16/2024	690	EUR	1,725,000	547,674	400,497	147,177
3 Mo. SONIA Future Option	95.50	GBP	12/13/2024	1,379	GBP	3,447,500	1,916,982	1,344,233	572,749
3 Mo. SONIA Future Option	94.50	GBP	12/13/2024	1,379	GBP	3,447,500	204,622	209,985	(5,363)
U.S. Treasury 5-Year Note Future Option	106.00	USD	05/24/2024	8,217	USD	8,217,000	1,219,715	1,977,036	(757,321)
Total purchased exchange-traded option contracts							$ 4,343,447	$ 4,165,363	$ 178,084
Written option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.25	EUR	06/17/2024	(1,376)	EUR	(3,440,000)	$ (119,313)	$ (79,144)	$ (40,169)
3 Mo. EURIBOR Future Option	96.50	EUR	09/16/2024	(1,380)	EUR	(3,450,000)	(414,207)	(362,803)	(51,404)
3 Mo. SONIA Future Option	95.00	GBP	12/13/2024	(2,758)	GBP	(6,895,000)	(1,443,121)	(1,074,481)	(368,640)
U.S. Treasury 5-Year Note Future Option	107.00	USD	05/24/2024	(8,217)	USD	(8,217,000)	(449,371)	(745,839)	296,468
Total Written Option Contracts exchange-traded option contracts							$ (2,426,012)	$ (2,262,267)	$ (163,745)

OTC Option Contracts Outstanding at April 30, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put CHF	UBS	0.89	USD	11/08/2024	20,768,000	USD	20,768,000	$ 577,350	$ 214,948	$ 362,402
Call USD vs. Put CNH	BNP	7.35	USD	02/18/2025	13,849,000	USD	13,849,000	135,720	128,795	6,925
Call USD vs. Put CNH	JPM	7.35	USD	03/05/2025	13,878,000	USD	13,878,000	141,528	104,737	36,791
Call USD vs. Put CNH	BNP	7.37	USD	04/22/2025	13,746,000	USD	13,746,000	145,117	145,708	(591)
Total purchased OTC option contracts								$ 999,715	$ 594,188	$ 405,527
Written option contracts:
Puts
Call CHF vs. Put USD	UBS	0.82	USD	11/08/2024	(20,768,000)	USD	(20,768,000)	$ (26,998)	$ (233,640)	$ 206,642
Call CNH vs. Put USD	BNP	6.84	USD	02/18/2025	(13,849,000)	USD	(13,849,000)	(85,864)	(134,058)	48,194
Call CNH vs. Put USD	JPM	6.82	USD	03/05/2025	(13,878,000)	USD	(13,878,000)	(86,044)	(117,186)	31,142
Call CNH vs. Put USD	BNP	6.91	USD	04/22/2025	(13,746,000)	USD	(13,746,000)	(162,148)	(151,069)	(11,079)
Call JPY vs. Put USD	BNP	152.59	USD	05/29/2024	(13,743,000)	USD	(13,743,000)	(43,277)	(93,453)	50,176
Total Written Option Contracts OTC option contracts								$ (404,331)	$ (729,406)	$ 325,075

The accompanying notes are an integral part of these financial statements.
169

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

OTC Swaptions Outstanding at April 30, 2024
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	$ 83,826	$ 85,919	$ (2,093)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	248,550	254,796	(6,246)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	248,439	254,316	(5,877)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	582,524	603,710	(21,186)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	582,342	602,052	(19,710)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	583,724	611,100	(27,376)
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	111,498	135,409	(23,911)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	109,928	130,128	(20,200)
							$ 2,550,831	$ 2,677,430	$ (126,599)
Put
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/02/2024	GBP	17,305,000	$ 4,436	$ 19,443	$ (15,007)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/02/2024	GBP	17,305,000	126,541	122,341	4,200
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	3,401	19,284	(15,883)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	126,691	122,018	4,673
1 Year Interest Rate Swap Option*	UBS	6.25%	Pay	12/05/2024	GBP	17,301,000	3,310	16,201	(12,891)
1 Year Interest Rate Swap Option*	UBS	4.25%	Pay	12/05/2024	GBP	17,301,000	126,336	109,815	16,521
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	3,213	13,000	(9,787)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	125,919	96,130	29,789
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	88,820	85,811	3,009
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	263,441	254,796	8,645
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	263,330	254,315	9,015
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	617,307	603,711	13,596
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	617,150	602,053	15,097
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	618,532	611,100	7,432
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	138,729	135,409	3,320
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	139,862	130,163	9,699
							$ 3,267,018	$ 3,195,590	$ 71,428
Total purchased OTC swaption contracts							$ 5,817,849	$ 5,873,020	$ (55,171)
Written swaptions:
Put
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/02/2024	GBP	(34,605,000)	$ (53,284)	$ (96,767)	$ 43,483
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(53,935)	(96,531)	42,596
1 Year Interest Rate Swap Option*	UBS	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(53,607)	(85,247)	31,640
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,603,000)	(53,170)	(70,789)	17,619
							$ (213,996)	$ (349,334)	$ 135,338

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government Bond Future	1,490	06/19/2024	$ 126,622,671	$ (975,743)
Euro-BOBL Future	402	06/06/2024	49,950,172	(141,310)
Korean 3-Year Bond Future	1,608	06/18/2024	121,079,922	(244,495)
Korean 10-Year Bond Future	12	06/18/2024	963,751	(4,433)
U.S. Treasury 2-Year Note Future	627	06/28/2024	127,065,469	(262,976)
U.S. Treasury 10-Year Note Future	2,345	06/18/2024	251,940,937	(1,065,845)
U.S. Treasury 10-Year Ultra Future	736	06/18/2024	81,121,000	(2,733,434)
U.S. Treasury Ultra Bond Future	369	06/18/2024	44,118,563	(2,671,459)
Total				$ (8,099,695)
The accompanying notes are an integral part of these financial statements.
170

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Australian 3-Year Bond Future	2,332	06/17/2024	$ 159,397,762	$ 2,129,365
Australian 10-Year Bond Future	1,256	06/17/2024	91,558,943	2,196,609
Euro BUXL 30-Year Bond Future	61	06/06/2024	8,392,593	79,029
Euro-BUND Future	262	06/06/2024	36,371,219	214,159
Japanese 10-Year Bond Future	170	06/13/2024	155,755,635	1,172,059
Long Gilt Future	460	06/26/2024	55,053,681	762,990
U.S. Treasury 5-Year Note Future	97	06/28/2024	10,159,992	22,627
U.S. Treasury Long Bond Future	71	06/18/2024	8,080,688	221,175
Total				$ 6,798,013
Total futures contracts				$ (1,301,682)

OTC Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.14	CBK	USD	875,000	3.00%	12/16/2072	Monthly	$ —	$ (142,421)	$ (178,573)	$ (36,152)
Total							$ —	$ (142,421)	$ (178,573)	$ (36,152)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Quarterly	$ 193,532	$ —	$ 294,269	$ 100,737
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Quarterly	135,023	—	205,628	70,605
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Quarterly	58,093	—	88,191	30,098
Total							$ 386,648	$ —	$ 588,088	$ 201,440
Total OTC credit default swap contracts							$ 386,648	$ (142,421)	$ 409,515	$ 165,288

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ 80,159	$ 80,159
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	49,319	49,319
CBK	2.65% Fixed	12 Mo. USD CPI	USD	11,830,000	09/15/2033	At Maturity	—	—	11,776	11,776
CBK	2.64% Fixed	12 Mo. USD CPI	USD	4,940,000	09/15/2033	At Maturity	—	—	11,225	11,225
CBK	12 Mo. USD CPI	2.61% Fixed	USD	4,940,000	09/15/2028	At Maturity	—	—	(14,070)	(14,070)
CBK	12 Mo. USD CPI	2.62% Fixed	USD	11,830,000	09/15/2028	At Maturity	—	—	(28,300)	(28,300)
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	(244,089)	(244,089)
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	175,003	175,003
JPM	2.63% Fixed	12 Mo. USD CPI	USD	12,507,000	09/15/2033	At Maturity	—	—	32,409	32,409
JPM	2.63% Fixed	12 Mo. USD CPI	USD	9,690,000	09/15/2033	At Maturity	—	—	26,139	26,139
JPM	12 Mo. USD CPI	2.60% Fixed	USD	9,690,000	09/15/2028	At Maturity	—	—	(32,017)	(32,017)
JPM	12 Mo. USD CPI	2.61% Fixed	USD	12,507,000	09/15/2028	At Maturity	—	—	(35,623)	(35,623)
MSC	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(147,878)	(147,878)
MSC	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(120,856)	(120,856)
MSC	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	(20,298)	(20,298)
MSC	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	20,235	20,235
The accompanying notes are an integral part of these financial statements.
171

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2024 – (continued)
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	$ —	$ —	$ 106,002	$ 106,002
MSC	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	107,831	107,831
Total OTC interest rate swap contracts							$ —	$ —	$ (23,033)	$ (23,033)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	18,375,000	(1.00%)	06/20/2029	Quarterly	$ 611,397	$ —	$ 590,896	$ (20,501)
CDX.NA.HY.S42	USD	63,180,000	(5.00%)	06/20/2029	Quarterly	—	(4,116,463)	(4,101,023)	15,440
CDX.NA.IG.S41	USD	11,685,000	(1.00%)	06/20/2029	Quarterly	—	(160,678)	(141,201)	19,477
iTraxx-Asia ex-Japan.IG.S40.V1.5Y	USD	4,165,000	(1.00%)	12/20/2028	Quarterly	—	(9,413)	6,680	16,093
Total centrally cleared credit default swap contracts						$ 611,397	$ (4,286,554)	$ (3,644,648)	$ 30,509

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. EUR EURIBOR	2.10% Fixed	EUR	30,334,000	02/15/2029	At Maturity	$ —	$ (105,787)	$ (357,958)	$ (252,171)
2.12% Fixed	12 Mo. EUR EURIBOR	EUR	99,018,000	04/15/2029	At Maturity	192,606	—	552,447	359,841
2.14% Fixed	12 Mo. EUR EURIBOR	EUR	11,095,000	04/15/2029	At Maturity	30,952	—	50,667	19,715
2.28% Fixed	12 Mo. EUR EURIBOR	EUR	10,069,000	04/15/2029	At Maturity	—	(20,920)	(25,615)	(4,695)
2.19% Fixed	12 Mo. EUR EURIBOR	EUR	30,334,000	02/15/2034	At Maturity	135,361	—	498,592	363,231
3.03% Fixed	12 Mo. EUR EURIBOR	EUR	8,747,000	03/04/2053	Annual	60,322	—	(842,748)	(903,070)
12 Mo. JPY TONAR	0.72% Fixed	JPY	2,620,053,000	09/16/2029	Annual	—	(8,465)	(47,342)	(38,877)
12 Mo. JPY TONAR	1.09% Fixed	JPY	776,425,000	06/19/2034	Annual	—	(512)	45,476	45,988
3.50% Fixed	12 Mo. SONIA	GBP	16,529,000	06/17/2029	Annual	3,352	—	178,915	175,563
3.75% Fixed	12 Mo. SONIA	GBP	113,404,000	06/19/2029	Annual	1,643,311	—	2,770,795	1,127,484
3.81% Fixed	12 Mo. SONIA	GBP	21,641,000	06/19/2029	Annual	37	—	454,812	454,775
12 Mo. SONIA	3.78% Fixed	GBP	11,130,000	03/21/2034	Annual	36,708	—	(43,476)	(80,184)
3.72% Fixed	12 Mo. SONIA	GBP	5,178,000	06/19/2034	Annual	1,034	—	174,710	173,676
12 Mo. SONIA	3.53% Fixed	GBP	12,446,000	06/20/2034	Annual	—	(8,737)	(200,359)	(191,622)
12 Mo. USD CPI	2.35% Fixed	USD	23,640,000	02/15/2029	At Maturity	—	(273,011)	(232,987)	40,024
2.47% Fixed	12 Mo. USD CPI	USD	23,640,000	02/15/2034	At Maturity	290,128	—	283,391	(6,737)
12 Mo. USD SOFR	4.25% Fixed	USD	6,230,000	03/20/2027	Annual	—	(2,502)	(93,572)	(91,070)
3.69% Fixed	12 Mo. USD SOFR	USD	20,350,000	06/17/2029	Annual	—	(28,525)	221,048	249,573
3.91% Fixed	12 Mo. USD SOFR	USD	26,580,000	09/18/2029	Annual	—	(3,237)	544,391	547,628
4.04% Fixed	12 Mo. USD SOFR	USD	3,947,000	09/18/2029	Annual	—	—	57,217	57,217
4.23% Fixed	12 Mo. USD SOFR	USD	3,924,000	09/18/2029	Annual	—	—	25,467	25,467
3.81% Fixed	12 Mo. USD SOFR	USD	6,545,000	09/18/2034	Annual	17,548	—	229,633	212,085
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(140,390)	(1,802,636)	(1,662,246)
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(45,526)	(45,526)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	(47,105)	(47,105)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(67,389)	(67,389)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(67,826)	(67,826)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(73,085)	(73,085)
The accompanying notes are an integral part of these financial statements.
172

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	$ —	$ —	$ (139,109)	$ (139,109)
12 Mo. USD SOFR	4.33% Fixed	USD	50,944,000	12/15/2040	Annual	—	—	94,764	94,764
12 Mo. USD SOFR	4.31% Fixed	USD	24,453,000	12/15/2040	Annual	—	—	39,945	39,945
12 Mo. USD SOFR	4.26% Fixed	USD	13,675,000	12/15/2043	Annual	—	—	70,350	70,350
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	159,048	—	1,690,203	1,531,155
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	144,914	144,914
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	74,693	74,693
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	70,677	70,677
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	69,313	69,313
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	64,721	64,721
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	54,017	54,017
3.87% Fixed	12 Mo. USD SOFR	USD	5,855,000	12/15/2048	Annual	—	—	(20,380)	(20,380)
3.88% Fixed	12 Mo. USD SOFR	USD	12,180,000	12/15/2048	Annual	—	—	(48,590)	(48,590)
3.43% Fixed	12 Mo. USD SOFR	USD	9,980,000	12/16/2053	Annual	—	—	(47,922)	(47,922)
12 Mo. USD SOFR	3.34% Fixed	USD	5,664,000	03/16/2054	Annual	—	(3,881)	(80,588)	(76,707)
3.94% Fixed	3 Mo. AUD BBSW	AUD	9,420,000	03/20/2027	Quarterly	—	(472)	56,645	57,117
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(28,644)	(237,975)	(209,331)
3 Mo. KRW KSDA	3.13% Fixed	KRW	151,123,762,000	03/20/2029	Quarterly	—	(508,353)	(1,946,539)	(1,438,186)
3 Mo. KRW KSDA	3.39% Fixed	KRW	5,131,706,000	09/19/2029	Quarterly	—	—	(21,646)	(21,646)
3 Mo. KRW KSDA	3.31% Fixed	KRW	5,125,232,000	09/19/2029	Quarterly	—	—	(34,853)	(34,853)
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(136,399)	724,749	861,148
3 Mo. NZD NZDBBR	4.31% Fixed	NZD	41,206,000	03/20/2029	Quarterly	—	(402,859)	(446,223)	(43,364)
4.56% Fixed	3 Mo. NZD NZDBBR	NZD	43,228,000	06/19/2029	Semi-Annual	—	(314,317)	109,841	424,158
3 Mo. NZD NZDBBR	4.63% Fixed	NZD	29,268,000	12/20/2033	Quarterly	—	(40,799)	(114,957)	(74,158)
3 Mo. NZD NZDBBR	4.66% Fixed	NZD	10,807,000	06/19/2034	Quarterly	—	(31,712)	(49,307)	(17,595)
3 Mo. SEK STIBOR	2.81% Fixed	SEK	787,321,000	03/20/2029	Quarterly	33,015	—	(581,700)	(614,715)
3 Mo. SEK STIBOR	2.41% Fixed	SEK	207,405,000	06/17/2029	Quarterly	—	(4,533)	(117,411)	(112,878)
3 Mo. SEK STIBOR	2.47% Fixed	SEK	143,360,000	06/19/2029	Quarterly	—	(119,438)	(261,880)	(142,442)
2.75% Fixed	3 Mo. SEK STIBOR	SEK	41,685,000	03/20/2034	Annual	3,115	—	46,369	43,254
6 Mo. AUD BBSW	3.97% Fixed	AUD	20,257,000	09/18/2029	Semi-Annual	—	(24,022)	(276,560)	(252,538)
6 Mo. AUD BBSW	4.25% Fixed	AUD	9,807,000	09/18/2034	Semi-Annual	—	(23,432)	(223,559)	(200,127)
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(27,405)	(229,618)	(202,213)
3.69% Fixed	6 Mo. CAD CDOR	CAD	24,805,000	03/20/2026	Semi-Annual	9,359	—	263,808	254,449
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	56,385	—	223,688	167,303
3.31% Fixed	6 Mo. CAD CDOR	CAD	34,919,000	09/18/2029	Semi-Annual	116,497	—	493,133	376,636
3.56% Fixed	6 Mo. CAD CDOR	CAD	2,815,000	03/20/2034	Semi-Annual	—	(528)	47,461	47,989
3.34% Fixed	6 Mo. CAD CDOR	CAD	8,554,000	09/18/2034	Semi-Annual	57,160	—	219,767	162,607
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(53,022)	(228,107)	(175,085)
5.11% Fixed	6 Mo. CLP CLICP	CLP	4,378,528,000	06/21/2034	Semi-Annual	—	—	83,944	83,944
6 Mo. EUR EURIBOR	2.44% Fixed	EUR	17,978,000	06/17/2029	Semi-Annual	—	(812)	(113,597)	(112,785)
6 Mo. EUR EURIBOR	2.53% Fixed	EUR	11,693,000	09/18/2029	Semi-Annual	—	(22,469)	(188,372)	(165,903)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	65,148	—	(1,496,340)	(1,561,488)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	378,428	—	(798,181)	(1,176,609)
2.72% Fixed	6 Mo. EUR EURIBOR	EUR	11,650,000	03/21/2034	Annual	—	(5,913)	9,712	15,625
6 Mo. EUR EURIBOR	2.56% Fixed	EUR	5,506,000	09/18/2034	Semi-Annual	—	(9,017)	(127,708)	(118,691)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(288,121)	1,635,448	1,923,569
2.03% Fixed	6 Mo. EUR EURIBOR	EUR	11,123,500	03/16/2054	Annual	—	(24,029)	40,839	64,868
2.09% Fixed	6 Mo. EUR EURIBOR	EUR	4,127,000	03/16/2054	Annual	—	(14,390)	(6,595)	7,795
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(87,911)	2,287,996	2,375,907
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,245)	284,382	302,627
6 Mo. NOK NIBOR	4.00% Fixed	NOK	192,995,000	03/20/2026	Semi-Annual	1,907	—	(238,336)	(240,243)
3.94% Fixed	6 Mo. NOK NIBOR	NOK	226,558,000	03/18/2029	Annual	6,046	—	(3,570)	(9,616)
6 Mo. NOK NIBOR	3.56% Fixed	NOK	141,875,000	09/18/2029	Semi-Annual	—	(24,489)	(327,352)	(302,863)
6 Mo. NOK NIBOR	3.91% Fixed	NOK	22,005,000	03/20/2034	Semi-Annual	2,029	—	(24,399)	(26,428)
6 Mo. NOK NIBOR	3.84% Fixed	NOK	43,705,000	03/20/2034	Semi-Annual	—	(7,892)	(71,150)	(63,258)
3.69% Fixed	6 Mo. NOK NIBOR	NOK	66,139,000	06/19/2034	Annual	10,865	—	166,161	155,296
5.39% Fixed	6 Mo. PLN WIBOR	PLN	18,477,000	06/19/2034	Annual	—	—	(5,808)	(5,808)
Total centrally cleared interest rate swaps contracts						$ 3,310,361	$ (2,815,190)	$ 2,699,145	$ 2,203,974

The accompanying notes are an integral part of these financial statements.
173

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,205,000	AUD	7,240,811	USD	MSC	05/08/2024	$ 19,553
2,645,000	AUD	1,714,444	USD	UBS	05/08/2024	(596)
2,610,000	AUD	1,698,551	USD	WEST	05/08/2024	(7,382)
4,250,000	AUD	2,774,499	USD	CBK	05/08/2024	(20,680)
3,190,000	AUD	2,088,362	USD	DEUT	05/08/2024	(21,377)
7,945,000	AUD	5,170,447	USD	CIB	05/08/2024	(22,425)
15,910,000	AUD	10,339,591	USD	ANZ	05/08/2024	(30,587)
31,655,000	AUD	20,592,912	USD	RBC	05/08/2024	(81,817)
15,890,000	AUD	10,393,585	USD	SSG	05/08/2024	(97,541)
31,450,000	AUD	20,554,585	USD	BNP	05/08/2024	(176,322)
76,720,000	AUD	49,914,565	USD	JPM	05/08/2024	(203,264)
39,540,000	AUD	25,911,261	USD	GSC	05/08/2024	(291,022)
245,900,000	AUD	160,462,273	USD	BCLY	05/08/2024	(1,129,521)
2,645,000	AUD	1,727,875	USD	WEST	06/04/2024	(12,594)
9,396,000	AUD	6,160,820	USD	JPM	06/04/2024	(67,516)
11,986,000	AUD	7,852,434	USD	BOA	06/04/2024	(79,517)
15,860,000	AUD	10,381,797	USD	BCLY	06/04/2024	(96,592)
23,695,000	AUD	15,479,404	USD	BNP	06/04/2024	(113,203)
8,795,000	BRL	1,737,147	USD	GSC	05/03/2024	(44,012)
119,800,000	BRL	23,926,791	USD	CBK	05/03/2024	(863,967)
8,765,000	BRL	1,710,411	USD	CBK	06/04/2024	(27,629)
90,120,000	BRL	17,534,097	USD	JPM	06/04/2024	(232,065)
2,365,000	CAD	1,719,799	USD	UBS	05/08/2024	(1,636)
3,070,000	CAD	2,233,897	USD	TDB	05/08/2024	(3,555)
3,065,000	CAD	2,233,444	USD	BNP	05/08/2024	(6,735)
15,830,000	CAD	11,532,991	USD	BCLY	05/08/2024	(32,565)
16,460,000	CAD	11,995,841	USD	SSG	05/08/2024	(37,723)
16,505,000	CAD	12,157,608	USD	MSC	05/08/2024	(166,797)
19,455,000	CAD	14,362,134	USD	GSC	05/08/2024	(228,161)
25,915,000	CAD	19,092,766	USD	JPM	05/08/2024	(265,631)
30,898,000	CAD	22,721,529	USD	RBC	05/08/2024	(274,267)
2,520,000	CAD	1,831,886	USD	BCLY	06/04/2024	(310)
2,345,000	CAD	1,705,503	USD	RBC	06/04/2024	(1,120)
2,355,000	CAD	1,722,379	USD	MSC	06/04/2024	(10,728)
9,405,000	CAD	6,894,737	USD	JPM	06/04/2024	(59,033)
1,570,000	CHF	1,743,795	USD	SGG	05/08/2024	(34,352)
7,837,000	CHF	8,618,809	USD	MSC	05/08/2024	(85,745)
10,970,000	CHF	12,038,515	USD	JPM	05/08/2024	(94,184)
4,690,000	CHF	5,214,324	USD	DEUT	05/08/2024	(107,769)
4,690,000	CHF	5,215,743	USD	SSG	05/08/2024	(109,188)
15,720,000	CHF	17,306,303	USD	UBS	05/08/2024	(190,089)
15,570,000	CHF	17,223,203	USD	BCLY	05/08/2024	(270,311)
34,555,000	CHF	38,154,972	USD	BNP	05/08/2024	(530,876)
1,565,000	CHF	1,713,171	USD	SSG	06/04/2024	(3,992)
6,265,000	CHF	6,858,878	USD	BNP	06/04/2024	(16,699)
10,940,000	CHF	11,976,147	USD	MSC	06/04/2024	(28,272)
8,586,900,000	CLP	8,713,242	USD	MSC	05/08/2024	229,667
10,300,000,000	CLP	10,585,273	USD	BCLY	05/08/2024	141,761
1,705,900,000	CLP	1,734,167	USD	DEUT	05/08/2024	42,459
1,369,142,000	CNH	188,808,109	USD	UBS	05/08/2024	14,152
146,088,000	CNH	20,148,389	USD	JPM	05/08/2024	(978)
41,154,000	CNH	5,677,444	USD	JPM	06/04/2024	5,397
9,373,200,000	COP	2,412,664	USD	BNP	05/08/2024	(26,784)
9,249,100,000	COP	2,432,693	USD	BOA	05/08/2024	(78,402)
50,594,110,000	COP	13,107,991	USD	CBK	05/08/2024	(229,629)
41,160,000	CZK	1,730,846	USD	BCLY	05/09/2024	15,436
52,980,000	CZK	2,233,718	USD	DEUT	05/09/2024	14,047
44,780,000	CZK	1,890,390	USD	GSC	05/09/2024	9,477
117,280,000	CZK	4,992,238	USD	BNP	05/09/2024	(16,436)
172,849,000	CZK	7,402,875	USD	UBS	05/09/2024	(69,465)
388,559,000	CZK	16,521,644	USD	BNP	06/04/2024	(34,412)
12,172,000	DKK	1,770,683	USD	BCLY	05/08/2024	(28,018)
12,172,000	DKK	1,749,875	USD	BCLY	06/04/2024	(5,101)
11,301,000	EUR	12,016,599	USD	MSC	05/08/2024	47,627
11,250,000	EUR	11,985,234	USD	JPM	05/08/2024	24,547
The accompanying notes are an integral part of these financial statements.
174

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,837,000	EUR	5,158,148	USD	SSG	05/08/2024	$ 5,524
4,826,000	EUR	5,162,260	USD	SCB	05/08/2024	(10,331)
10,768,000	EUR	11,520,890	USD	CBK	05/08/2024	(25,661)
1,595,000	EUR	1,731,079	USD	TDB	05/08/2024	(28,359)
60,058,000	EUR	64,155,060	USD	BNP	05/08/2024	(40,977)
4,774,000	EUR	5,139,015	USD	RBC	05/08/2024	(42,598)
17,680,000	EUR	18,937,167	USD	BOA	05/08/2024	(63,128)
64,859,000	EUR	69,342,699	USD	GSC	05/08/2024	(103,374)
9,548,000	EUR	10,316,356	USD	NWM	05/08/2024	(123,521)
34,949,000	EUR	37,776,910	USD	BCLY	05/08/2024	(467,590)
182,972,000	EUR	197,483,795	USD	DEUT	05/08/2024	(2,154,576)
123,000	EUR	131,572	USD	BNP	05/31/2024	(144)
6,405,000	EUR	6,847,733	USD	GSC	06/04/2024	(2,662)
3,209,000	EUR	3,446,780	USD	SSG	06/04/2024	(17,297)
4,810,000	EUR	5,167,167	USD	RBC	06/04/2024	(26,684)
9,621,000	EUR	10,336,408	USD	SGG	06/04/2024	(54,373)
21,534,000	EUR	23,092,136	USD	DEUT	06/04/2024	(78,589)
8,007,000	GBP	9,898,387	USD	JPM	05/08/2024	107,138
12,376,000	GBP	15,479,658	USD	SSG	05/08/2024	(14,642)
1,381,000	GBP	1,743,678	USD	TDB	05/08/2024	(17,984)
6,910,000	GBP	8,671,591	USD	BCLY	05/08/2024	(36,874)
16,826,000	GBP	21,143,633	USD	MSC	05/08/2024	(117,908)
10,722,000	GBP	13,538,523	USD	UBS	05/08/2024	(140,342)
20,991,000	GBP	26,427,002	USD	BOA	05/08/2024	(196,706)
79,129,000	GBP	99,938,519	USD	BNP	05/08/2024	(1,059,138)
2,214,000	GBP	2,766,834	USD	BCLY	06/04/2024	178
2,888,000	GBP	3,612,594	USD	BNP	06/04/2024	(3,231)
10,986,000	GBP	13,759,965	USD	JPM	06/04/2024	(29,888)
55,010,000	GBP	68,975,664	USD	BOA	06/04/2024	(225,298)
42,610,000	HKD	5,444,457	USD	JPM	05/09/2024	4,137
8,754,119,000	HUF	23,745,228	USD	BCLY	05/08/2024	110,936
1,778,100,000	HUF	4,794,015	USD	DEUT	05/08/2024	51,550
746,900,000	HUF	2,038,686	USD	SSG	05/08/2024	(3,282)
1,528,993,000	HUF	4,204,784	USD	UBS	05/08/2024	(38,071)
7,432,300,000	HUF	20,319,239	USD	BNP	05/08/2024	(65,211)
416,912,000	HUF	1,138,113	USD	BNP	06/04/2024	(3,547)
7,750,000	ILS	2,063,860	USD	GSC	05/08/2024	8,114
12,553,000	ILS	3,348,093	USD	BNP	05/08/2024	7,970
621,870,000	INR	7,456,385	USD	DEUT	05/08/2024	(4,985)
872,400,000	INR	10,462,809	USD	CBK	05/08/2024	(9,496)
545,690,000	INR	6,523,920	USD	DEUT	06/04/2024	8,519
263,700,000	JPY	1,755,280	USD	CIB	05/08/2024	(81,267)
1,062,200,000	JPY	6,878,496	USD	SSG	05/08/2024	(135,471)
1,196,100,000	JPY	7,741,889	USD	CBK	05/08/2024	(148,844)
3,189,700,000	JPY	20,619,904	USD	BCLY	05/08/2024	(371,149)
2,777,900,000	JPY	18,256,241	USD	GSC	05/08/2024	(621,663)
6,378,300,000	JPY	41,388,561	USD	UBS	05/08/2024	(898,035)
4,780,500,000	JPY	31,273,333	USD	BOA	05/08/2024	(925,912)
4,338,200,000	JPY	28,496,051	USD	JPM	05/08/2024	(956,425)
10,568,350,000	JPY	69,254,941	USD	MSC	05/08/2024	(2,165,270)
14,371,650,000	JPY	95,204,132	USD	BNP	05/08/2024	(3,970,472)
2,670,800,000	JPY	17,032,737	USD	MSC	06/04/2024	(6,548)
4,601,630,000	KRW	3,325,442	USD	MSC	05/08/2024	5,389
28,874,680,000	KRW	21,249,740	USD	JPM	05/08/2024	(349,172)
25,258,290,000	KRW	18,688,690	USD	BOA	05/08/2024	(405,800)
26,319,012,000	KRW	19,625,383	USD	UBS	05/08/2024	(574,702)
73,830,220,000	KRW	54,316,895	USD	BCLY	05/08/2024	(875,835)
593,065,735,000	KRW	430,228,140	USD	CBK	05/08/2024	(945,088)
35,293,050,000	KRW	25,591,375	USD	CBK	06/04/2024	(9,409)
37,120,000	MXN	2,257,977	USD	JPM	05/08/2024	(93,874)
288,974,000	MXN	16,997,035	USD	BNP	05/08/2024	(149,798)
143,720,000	MXN	8,573,313	USD	BOA	05/08/2024	(194,412)
129,595,000	MXN	7,799,035	USD	DEUT	05/08/2024	(243,623)
251,715,000	MXN	15,009,527	USD	RBC	05/08/2024	(334,498)
195,186,000	MXN	11,740,240	USD	SSG	05/08/2024	(360,863)
The accompanying notes are an integral part of these financial statements.
175

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
170,940,000	MXN	10,361,633	USD	CBK	05/08/2024	$ (395,800)
415,254,000	MXN	24,677,709	USD	UBS	05/08/2024	(468,328)
476,420,000	MXN	28,390,744	USD	BCLY	05/08/2024	(615,374)
429,350,000	MXN	25,691,107	USD	GSC	05/08/2024	(659,926)
29,450,000	MXN	1,698,856	USD	BCLY	06/04/2024	10,725
70,310,000	MXN	4,089,354	USD	BNP	06/04/2024	(7,839)
233,110,000	MXN	13,550,680	USD	JPM	06/04/2024	(18,577)
70,780,000	MXN	4,135,795	USD	GSC	06/04/2024	(26,996)
22,625,000	NOK	2,059,177	USD	UBS	05/08/2024	(22,022)
18,830,000	NOK	1,740,289	USD	DEUT	05/08/2024	(44,836)
30,890,000	NOK	2,849,734	USD	BCLY	05/08/2024	(68,399)
103,750,000	NOK	9,520,735	USD	GSC	05/08/2024	(179,088)
112,140,000	NOK	10,354,953	USD	WFB	05/08/2024	(257,869)
236,375,000	NOK	21,641,927	USD	BNP	05/08/2024	(358,727)
293,490,000	NOK	26,800,523	USD	CBK	05/08/2024	(374,688)
582,885,000	NOK	53,581,788	USD	JPM	05/08/2024	(1,098,833)
4,173,303,000	NOK	377,976,879	USD	MSC	05/08/2024	(2,212,749)
1,115,504,000	NOK	103,619,036	USD	TDB	05/08/2024	(3,179,075)
113,320,000	NOK	10,323,150	USD	GSC	06/04/2024	(112,781)
1,342,379,000	NOK	121,637,474	USD	MSC	06/04/2024	(686,320)
8,770,000	NZD	5,175,300	USD	UBS	05/08/2024	(7,605)
20,660,000	NZD	12,194,370	USD	BOA	05/08/2024	(20,531)
2,850,000	NZD	1,732,278	USD	SSG	05/08/2024	(52,925)
13,095,000	NZD	7,784,977	USD	CBK	05/08/2024	(68,790)
17,370,000	NZD	10,304,735	USD	DEUT	05/08/2024	(69,517)
17,445,000	NZD	10,443,554	USD	GSC	05/08/2024	(164,143)
20,735,000	NZD	12,384,526	USD	BCLY	05/08/2024	(166,492)
69,715,000	NZD	41,396,302	USD	MSC	05/08/2024	(316,959)
118,909,000	NZD	71,157,655	USD	BNP	05/08/2024	(1,090,901)
181,930,000	NZD	109,528,263	USD	JPM	05/08/2024	(2,326,585)
26,050,000	NZD	15,507,304	USD	BNP	06/04/2024	(157,417)
4,886,000	PEN	1,310,904	USD	CBK	05/08/2024	(13,161)
50,370,000	PHP	872,661	USD	JPM	05/08/2024	(906)
67,460,000	PHP	1,198,437	USD	BOA	05/08/2024	(30,904)
73,840,000	PLN	18,281,575	USD	DEUT	05/08/2024	(79,920)
175,925,000	PLN	43,749,082	USD	BCLY	05/08/2024	(383,343)
76,555,000	PLN	18,971,780	USD	BCLY	06/04/2024	(106,839)
18,770,000	SEK	1,754,211	USD	BOA	05/08/2024	(50,428)
75,150,000	SEK	6,872,405	USD	RBC	05/08/2024	(50,917)
50,603,000	SEK	4,724,359	USD	JPM	05/08/2024	(131,042)
500,496,000	SEK	45,613,671	USD	BCLY	05/08/2024	(182,834)
106,827,000	SEK	9,910,936	USD	CBK	05/08/2024	(214,077)
197,450,000	SEK	18,226,392	USD	BNP	05/08/2024	(303,534)
279,840,000	SEK	25,710,535	USD	MSC	05/08/2024	(309,003)
92,140,000	SEK	8,678,922	USD	DEUT	05/08/2024	(315,225)
261,970,000	SEK	24,119,532	USD	GSC	05/08/2024	(340,089)
141,190,000	SEK	13,343,685	USD	TDB	05/08/2024	(527,639)
18,760,000	SEK	1,713,149	USD	BNP	06/04/2024	(8,182)
18,760,000	SEK	1,714,127	USD	JPM	06/04/2024	(9,160)
56,240,000	SEK	5,158,066	USD	BCLY	06/04/2024	(46,800)
112,480,000	SEK	10,345,043	USD	UBS	06/04/2024	(122,511)
17,155,000	SGD	12,629,599	USD	JPM	05/08/2024	(57,666)
80,000	TWD	2,454	USD	BCLY	05/08/2024	5
27,760,000	TWD	863,130	USD	GSC	05/08/2024	(9,813)
119,291,000	TWD	3,744,225	USD	BOA	05/08/2024	(77,325)
119,291,000	TWD	3,659,458	USD	BCLY	06/04/2024	18,723
257,175,000	ZAR	13,537,727	USD	GSC	05/08/2024	117,429
31,920,000	ZAR	1,699,157	USD	CBK	05/08/2024	(4,308)
254,715,000	ZAR	13,552,409	USD	BOA	05/08/2024	(27,870)
1,736,695,000	ZAR	92,526,721	USD	MSC	05/08/2024	(313,862)
41,920,000	ZAR	2,221,380	USD	DEUT	06/04/2024	(390)
117,850,000	ZAR	6,263,320	USD	GSC	06/04/2024	(19,436)
122,401,701	USD	185,495,000	AUD	JPM	05/08/2024	2,208,821
245,718,950	USD	376,499,000	AUD	BCLY	05/08/2024	1,763,595
38,041,784	USD	58,055,000	AUD	MSC	05/08/2024	424,612
The accompanying notes are an integral part of these financial statements.
176

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
50,945,427	USD	78,205,000	AUD	BNP	05/08/2024	$ 271,909
17,629,573	USD	26,905,000	AUD	SSG	05/08/2024	196,278
32,525,616	USD	49,957,000	AUD	UBS	05/08/2024	155,602
17,284,139	USD	26,500,000	AUD	WEST	05/08/2024	113,265
5,204,506	USD	7,945,000	AUD	DEUT	05/08/2024	56,483
1,728,909	USD	2,650,000	AUD	BOA	05/08/2024	11,821
12,396,994	USD	19,193,000	AUD	CBK	05/08/2024	(39,255)
10,324,623	USD	16,010,000	AUD	RBC	05/08/2024	(49,176)
10,394,736	USD	15,860,000	AUD	MSC	06/04/2024	109,531
5,182,689	USD	7,890,000	AUD	WEST	06/04/2024	66,026
1,700,594	USD	2,615,000	AUD	SSG	06/04/2024	4,767
1,870,322	USD	9,620,000	BRL	CBK	05/03/2024	18,366
1,747,767	USD	9,080,000	BRL	BOA	05/03/2024	(233)
3,763,901	USD	19,775,000	BRL	GSC	05/03/2024	(43,005)
53,668,667	USD	73,100,000	CAD	BNP	05/08/2024	561,832
13,809,601	USD	18,790,000	CAD	SSG	05/08/2024	158,745
10,337,487	USD	14,125,000	CAD	JPM	05/08/2024	75,735
16,389,201	USD	22,490,000	CAD	MSC	05/08/2024	50,314
4,984,441	USD	6,831,000	CAD	RBC	05/08/2024	21,750
1,723,242	USD	2,350,000	CAD	SGG	05/08/2024	15,977
8,587,549	USD	11,810,000	CAD	BCLY	05/08/2024	7,635
1,716,581	USD	2,375,000	CAD	DEUT	05/08/2024	(8,846)
4,366,437	USD	6,040,000	CAD	GSC	05/08/2024	(21,597)
61,543,472	USD	82,573,000	CAD	RBC	05/09/2024	1,553,530
119,547,577	USD	161,149,000	CAD	SSG	05/23/2024	2,443,787
87,075,910	USD	118,028,000	CAD	RBS	05/23/2024	1,307,297
660,735	USD	905,000	CAD	BNP	05/31/2024	3,012
6,890,548	USD	9,405,000	CAD	BNP	06/04/2024	54,844
5,175,752	USD	7,065,000	CAD	RBC	06/04/2024	40,798
44,047,038	USD	59,491,000	CAD	MSC	07/05/2024	784,973
52,245,742	USD	71,347,000	CAD	DEUT	07/05/2024	361,952
17,444,698	USD	23,677,000	CAD	SCB	07/05/2024	226,700
32,924,982	USD	29,845,000	CHF	JPM	05/08/2024	429,218
19,119,090	USD	17,260,000	CHF	BNP	05/08/2024	326,096
15,660,440	USD	14,115,000	CHF	MSC	05/08/2024	291,778
1,749,746	USD	1,570,000	CHF	GSC	05/08/2024	40,302
1,731,968	USD	1,560,000	CHF	SSG	05/08/2024	33,412
10,185,256	USD	9,330,000	CHF	SSG	06/04/2024	(4,294)
1,128,988	USD	1,069,750,000	CLP	GSC	05/08/2024	14,887
1,710,499	USD	1,629,250,000	CLP	BOA	05/08/2024	13,701
21,893,107	USD	21,303,586,000	CLP	MSC	05/08/2024	(293,717)
1,726,630	USD	1,624,500,000	CLP	MSC	06/04/2024	35,228
861,578	USD	6,266,000	CNH	BNP	05/08/2024	(2,584)
861,022	USD	6,266,000	CNH	RBC	05/08/2024	(3,139)
5,523,173	USD	40,101,000	CNH	CIB	05/08/2024	(7,269)
201,572,336	USD	1,462,597,000	CNH	JPM	05/08/2024	(138,569)
189,040,124	USD	1,369,142,000	CNH	UBS	06/04/2024	(20,883)
6,741,832	USD	26,164,550,000	COP	CBK	05/08/2024	81,836
2,513,141	USD	9,801,250,000	COP	BOA	05/08/2024	18,304
16,520,485	USD	388,559,000	CZK	BNP	05/09/2024	35,215
1,731,822	USD	40,490,000	CZK	UBS	05/09/2024	13,966
1,747,527	USD	12,172,000	DKK	BCLY	05/08/2024	4,863
117,849,700	USD	109,151,000	EUR	BNP	05/08/2024	1,327,065
120,120,793	USD	111,356,000	EUR	DEUT	05/08/2024	1,244,242
19,990,168	USD	18,383,000	EUR	CBK	05/08/2024	365,652
15,957,167	USD	14,756,274	EUR	BOA	05/08/2024	204,311
12,179,071	USD	11,236,000	EUR	GSC	05/08/2024	184,235
10,431,165	USD	9,624,000	EUR	RBC	05/08/2024	157,197
10,406,617	USD	9,603,000	EUR	SGG	05/08/2024	155,068
22,472,795	USD	20,910,000	EUR	SSG	05/08/2024	150,614
21,453,400	USD	19,956,726	EUR	JPM	05/08/2024	148,873
19,551,181	USD	18,233,000	EUR	MSC	05/08/2024	86,797
5,185,322	USD	4,821,000	EUR	CIB	05/08/2024	38,730
40,915,720	USD	38,311,000	EUR	BCLY	05/08/2024	17,344
35,287,362	USD	33,076,000	EUR	UBS	05/08/2024	(22,463)
The accompanying notes are an integral part of these financial statements.
177

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
42,340,965	USD	39,582,473	EUR	BNP	05/31/2024	$ 46,399
632,418	USD	592,000	EUR	JPM	05/31/2024	(145)
66,845,634	USD	62,345,000	EUR	DEUT	06/04/2024	217,067
5,174,136	USD	4,810,000	EUR	SSG	06/04/2024	33,653
4,642,073	USD	4,329,000	EUR	BOA	06/04/2024	15,639
10,278,265	USD	9,612,000	EUR	RBC	06/04/2024	5,849
68,966,037	USD	55,010,000	GBP	BOA	05/08/2024	225,692
44,963,585	USD	35,828,000	GBP	BNP	05/08/2024	193,017
13,841,257	USD	10,973,000	GBP	MSC	05/08/2024	129,427
6,911,593	USD	5,529,000	GBP	BCLY	05/08/2024	2,570
12,068,785	USD	9,669,000	GBP	GSC	05/08/2024	(13,570)
5,157,295	USD	4,144,000	GBP	UBS	05/08/2024	(21,036)
5,150,528	USD	4,144,000	GBP	SGG	05/08/2024	(27,803)
9,241,371	USD	7,421,000	GBP	RBC	05/08/2024	(31,890)
13,730,920	USD	11,049,000	GBP	JPM	05/08/2024	(75,879)
15,492,755	USD	12,575,000	GBP	SSG	05/08/2024	(220,931)
15,282,171	USD	12,294,000	GBP	BCLY	05/31/2024	(82,294)
17,926,651	USD	14,297,000	GBP	BOA	06/04/2024	58,554
10,273,953	USD	8,206,000	GBP	CIB	06/04/2024	18,263
5,170,761	USD	4,126,000	GBP	BNP	06/04/2024	14,171
1,713,187	USD	1,368,000	GBP	DEUT	06/04/2024	3,489
5,479,188	USD	42,610,000	HKD	SCB	05/09/2024	30,594
5,189,286	USD	40,315,000	HKD	BNP	04/16/2025	(889)
5,196,937	USD	40,375,000	HKD	JPM	04/17/2025	(1,034)
44,519,848	USD	16,287,026,000	HUF	BCLY	05/08/2024	135,489
3,811,726	USD	1,404,316,000	HUF	BNP	05/08/2024	(15,226)
6,878,670	USD	2,549,070,000	HUF	UBS	05/08/2024	(67,892)
20,289,175	USD	7,432,300,000	HUF	BNP	06/04/2024	63,241
5,554,176	USD	20,303,000	ILS	BCLY	05/08/2024	126,139
3,352,072	USD	12,553,000	ILS	BNP	06/04/2024	(8,124)
2,249,829	USD	187,710,000	INR	JPM	05/08/2024	641
6,530,126	USD	545,690,000	INR	DEUT	05/08/2024	(8,467)
9,089,356	USD	760,870,000	INR	CBK	05/08/2024	(27,577)
122,706,425	USD	18,641,825,000	JPY	BNP	05/08/2024	4,364,972
38,947,833	USD	5,941,300,000	JPY	MSC	05/08/2024	1,231,458
18,173,904	USD	2,777,700,000	JPY	JPM	05/08/2024	540,595
17,294,424	USD	2,645,200,000	JPY	BOA	05/08/2024	502,248
22,399,305	USD	3,453,300,000	JPY	GSC	05/08/2024	477,173
17,265,331	USD	2,657,200,000	JPY	BCLY	05/08/2024	396,977
5,166,357	USD	795,700,000	JPY	CIBC	05/08/2024	115,119
5,167,669	USD	797,500,000	JPY	UBS	05/08/2024	105,004
17,747,488	USD	2,559,800,000	JPY	WEST	05/13/2024	1,484,095
21,604,318	USD	3,349,700,000	JPY	BCLY	06/04/2024	250,184
43,607,867	USD	6,833,200,000	JPY	BNP	06/04/2024	46,628
176,689,486	USD	25,738,550,000	JPY	RBC	06/17/2024	12,292,468
70,561,965	USD	10,317,900,000	JPY	JPM	06/24/2024	4,591,311
285,183,271	USD	385,366,512,000	KRW	CBK	05/08/2024	6,240,647
206,632,181	USD	279,185,605,000	KRW	UBS	05/08/2024	4,547,249
23,539,935	USD	32,184,890,000	KRW	JPM	05/08/2024	243,313
10,364,407	USD	14,201,310,000	KRW	BOA	05/08/2024	84,970
10,333,486	USD	14,201,310,000	KRW	BNP	05/08/2024	54,049
14,448,335	USD	19,929,890,000	KRW	BCLY	05/08/2024	22,340
4,153,724	USD	5,711,370,000	KRW	SCB	05/08/2024	19,621
851,758	USD	1,168,680,000	KRW	GSC	05/08/2024	5,824
10,321,200	USD	14,172,040,000	KRW	BOA	06/04/2024	48,678
857,562	USD	1,180,400,000	KRW	GSC	06/04/2024	1,956
857,207	USD	1,180,400,000	KRW	JPM	06/04/2024	1,601
383,493,924	USD	529,366,367,000	KRW	CBK	06/04/2024	(214,258)
212,556,650	USD	3,565,136,000	MXN	UBS	05/08/2024	4,708,589
52,373,675	USD	885,658,000	MXN	SSG	05/08/2024	739,656
20,931,508	USD	347,144,000	MXN	BCLY	05/08/2024	692,952
12,790,776	USD	215,295,000	MXN	JPM	05/08/2024	239,040
35,267,745	USD	601,514,000	MXN	BNP	05/08/2024	199,372
30,085,022	USD	512,759,000	MXN	GSC	05/08/2024	191,082
5,773,122	USD	100,100,000	MXN	MSC	05/08/2024	(62,726)
The accompanying notes are an integral part of these financial statements.
178

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,512,395	USD	94,370,000	MXN	GSC	06/04/2024	$ 34,189
1,720,767	USD	29,660,000	MXN	SSG	06/04/2024	(1,005)
384,559,751	USD	4,139,953,000	NOK	TDB	05/08/2024	11,798,454
48,716,815	USD	523,880,000	NOK	JPM	05/08/2024	1,546,668
131,838,758	USD	1,455,839,000	NOK	MSC	05/08/2024	755,040
20,739,274	USD	224,440,000	NOK	BNP	05/08/2024	530,699
16,244,630	USD	176,440,000	NOK	GSC	05/08/2024	357,974
10,359,306	USD	112,860,000	NOK	DEUT	05/08/2024	197,393
5,160,539	USD	56,380,000	NOK	RBC	05/08/2024	84,084
385,473,222	USD	4,253,273,000	NOK	MSC	06/04/2024	2,244,436
10,225,802	USD	113,230,000	NOK	CBK	06/04/2024	23,542
298,232,926	USD	497,270,000	NZD	BNP	05/08/2024	5,218,148
35,407,743	USD	59,525,000	NZD	JPM	05/08/2024	332,825
28,376,281	USD	47,845,000	NZD	UBS	05/08/2024	183,767
31,775,481	USD	53,654,000	NZD	MSC	05/08/2024	160,032
18,034,022	USD	30,395,000	NZD	GSC	05/08/2024	123,864
5,168,214	USD	8,655,000	NZD	BCLY	05/08/2024	68,282
7,731,591	USD	13,025,000	NZD	CBK	05/08/2024	56,650
1,003,545	USD	1,657,000	NZD	ANZ	05/08/2024	27,163
7,732,896	USD	13,080,000	NZD	BOA	05/08/2024	25,547
10,346,552	USD	17,350,000	NZD	BNP	06/04/2024	123,115
10,345,199	USD	17,365,000	NZD	DEUT	06/04/2024	112,923
5,175,999	USD	8,670,000	NZD	WEST	06/04/2024	67,226
5,179,769	USD	8,685,000	NZD	MSC	06/04/2024	62,158
3,411,877	USD	12,525,000	PEN	CBK	05/08/2024	85,182
2,056,370	USD	117,830,000	PHP	BOA	05/08/2024	17,081
872,132	USD	50,370,000	PHP	JPM	06/04/2024	935
39,756,976	USD	160,440,000	PLN	DEUT	05/08/2024	208,311
15,298,332	USD	61,715,000	PLN	BCLY	05/08/2024	85,505
6,454,068	USD	26,030,000	PLN	BOA	05/08/2024	37,640
398,010	USD	1,580,000	PLN	JPM	05/08/2024	8,538
22,378,304	USD	90,304,000	PLN	BCLY	06/04/2024	125,288
53,980,164	USD	571,166,000	SEK	TDB	05/08/2024	2,134,496
22,590,742	USD	240,235,000	SEK	JPM	05/08/2024	784,220
6,646,993	USD	70,453,263	SEK	SSG	05/08/2024	251,836
29,252,029	USD	319,525,000	SEK	MSC	05/08/2024	248,225
7,017,126	USD	74,626,737	SEK	CBK	05/08/2024	243,136
10,383,733	USD	112,070,000	SEK	BNP	05/08/2024	210,956
15,520,706	USD	168,720,000	SEK	UBS	05/08/2024	205,718
3,449,063	USD	36,560,000	SEK	RBC	05/08/2024	130,451
5,149,379	USD	55,820,000	SEK	SCB	05/08/2024	82,506
3,454,360	USD	37,630,000	SEK	DEUT	05/08/2024	38,624
1,731,006	USD	18,860,000	SEK	GSC	05/08/2024	19,053
1,712,840	USD	18,770,000	SEK	BCLY	05/08/2024	9,056
45,669,548	USD	500,496,000	SEK	BCLY	06/04/2024	182,917
10,374,766	USD	112,480,000	SEK	GSC	06/04/2024	152,235
10,359,001	USD	112,480,000	SEK	UBS	06/04/2024	136,469
5,130,781	USD	56,270,000	SEK	BNP	06/04/2024	16,789
18,462,092	USD	24,889,000	SGD	JPM	05/08/2024	222,347
3,108,132	USD	4,200,000	SGD	MSC	05/08/2024	30,189
4,217,845	USD	5,715,000	SGD	CBK	05/08/2024	29,642
15,460,710	USD	562,564,000	THB	BCLY	05/08/2024	271,326
3,453,825	USD	126,410,000	THB	JPM	05/08/2024	40,720
859,418	USD	27,840,000	TWD	DEUT	05/08/2024	3,642
3,658,784	USD	119,291,000	TWD	BCLY	05/08/2024	(8,115)
2,454	USD	80,000	TWD	BCLY	06/04/2024	(13)
1,769,764	USD	57,735,000	TWD	GSC	06/04/2024	(10,419)
1,704,185	USD	32,380,000	ZAR	UBS	05/08/2024	(15,087)
18,113,070	USD	341,530,000	ZAR	GSC	05/08/2024	(21,063)
5,135,285	USD	97,880,000	ZAR	BCLY	05/08/2024	(61,825)
9,863,649	USD	187,410,000	ZAR	DEUT	05/08/2024	(87,212)
85,516,377	USD	1,621,305,000	ZAR	MSC	05/08/2024	(569,648)
The accompanying notes are an integral part of these financial statements.
179

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
88,963,256	USD	1,672,785,000	ZAR	MSC	06/04/2024	$ 336,402
4,080,958	USD	76,910,000	ZAR	BNP	06/04/2024	6,142
Total foreign currency contracts						$ 47,788,549
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 276,678,402	$ —	$ 276,678,402	$ —
Convertible Bonds	6,578,421	—	6,578,421	—
Corporate Bonds	476,381,257	—	476,381,257	—
Foreign Government Obligations	2,058,231,428	—	2,058,231,428	—
Senior Floating Rate Interests	185,846,891	—	185,846,891	—
U.S. Government Agencies	70,429,505	—	70,429,505	—
U.S. Government Securities	177,473,023	—	177,473,023	—
Short-Term Investments	109,710,344	4,560,418	105,149,926	—
Purchased Options	11,161,011	4,343,447	6,817,564	—
Foreign Currency Contracts(2)	95,758,172	—	95,758,172	—
Futures Contracts(2)	6,798,013	6,798,013	—	—
Swaps - Credit Default(2)	252,450	—	252,450	—
Swaps - Interest Rate(2)	14,011,206	—	14,011,206	—
Total	$ 3,489,310,123	$ 15,701,878	$ 3,473,608,245	$ —
Liabilities
Foreign Currency Contracts(2)	$ (47,969,623)	$ —	$ (47,969,623)	$ —
Futures Contracts(2)	(8,099,695)	(8,099,695)	—	—
Swaps - Credit Default(2)	(56,653)	—	(56,653)	—
Swaps - Interest Rate(2)	(11,830,265)	—	(11,830,265)	—
Written Options	(3,044,339)	(2,426,012)	(618,327)	—
Total	$ (71,000,575)	$ (10,525,707)	$ (60,474,868)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
180

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX	Markit iTraxx
ITRAXX-XOVER	iTraxx Europe Crossover
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

181

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$ 439,655,929	$ 28,983,728	$ 1,265,510,964	$ 397,118,205	$ 339,617,124	$ 123,847,440
Repurchase agreements	—	337,527	—	2,873,260	363,854	—
Cash	19,096,852	1,332,749	70,930,115	12,681,989	5,030,370	18,687,179
Cash collateral due from broker on futures contracts	—	45,854	38,635	30,949	—	187,450
Cash collateral due from broker on swap contracts	—	274,000	497,599	—	—	—
Cash collateral held for securities on loan	—	—	—	—	19,005	10,036
Foreign currency	1,099	262,479	53,177,547	220,255	881,663	3,021,900
Unrealized appreciation on OTC swap contracts	—	8,885	1,962,013	—	3,294,779	370,859
Unrealized appreciation on foreign currency contracts	—	621,071	183,666	17,227	507,674	8,789
Receivables:
From affiliates	16	13,707	10,103	13,061	—	23,133
Investment securities sold	61,289	450,289	33,578,009	194,341	7,672,706	13,845,742
Fund shares sold	1,813,995	31,906	896,486	434,820	133,125	48,775
Dividends and interest	4,801,977	437,677	9,591,473	6,048,061	1,073,166	1,183,671
Securities lending income	—	—	—	—	610	655
Variation margin on futures contracts	45,385	4,547	10,084	8,832	—	—
Variation margin on centrally cleared swap contracts	—	—	39,545	—	35,600	—
Tax reclaims	—	31,352	—	—	—	—
Other assets	50,222	55,501	87,714	78,559	63,919	76,101
Total assets	465,526,764	32,891,272	1,436,513,953	419,719,559	358,693,595	161,311,730
Liabilities:
Unrealized depreciation on foreign currency contracts	—	904,540	106,989	38,403	252,281	24,921
Unrealized depreciation on bond forward contracts	—	—	—	—	45,474	—
Obligation to return securities lending collateral	—	—	—	—	380,100	200,720
Unrealized depreciation on OTC swap contracts	—	—	—	—	40,567	—
Cash collateral due to broker on swap contracts	—	—	1,730,000	—	2,320,000	190,000
Unfunded loan commitments	—	—	503,732	—	—	39,993
Payables:
Investment securities purchased	6,377,449	386,837	145,117,052	2,552,880	11,711,935	5,805,745
Fund shares redeemed	652,403	2,628	3,043,352	793,681	602,524	405,157
Investment management fees	193,356	20,294	654,973	169,808	110,843	79,053
Transfer agent fees	11,028	9,093	377,007	143,354	130,061	95,815
Accounting services fees	—	889	38,621	12,110	11,992	5,776
Chief Compliance Officer fees	332	38	1,390	449	383	203
Board of Directors' fees	—	92	5,494	1,213	1,821	1,727
Variation margin on futures contracts	—	—	—	—	105,832	45,848
Variation margin on centrally cleared swap contracts	—	36,354	—	—	—	—
Foreign taxes	—	1,124	—	—	—	—
Distribution fees	804	200	24,336	9,630	7,672	3,219
Distributions payable	6,399	—	1,492,164	21,483	—	5,140
Written options	—	34,020	—	—	—	—
Accrued expenses	12,929	28,246	80,502	37,617	35,819	36,084
Total liabilities	7,254,700	1,424,355	153,175,612	3,780,628	15,757,304	6,939,401
Net assets	$ 458,272,064	$ 31,466,917	$ 1,283,338,341	$ 415,938,931	$ 342,936,291	$ 154,372,329
Summary of Net Assets:
Capital stock and paid-in-capital	$ 460,203,100	$ 110,597,907	$ 1,941,197,099	$ 469,776,326	$ 459,130,022	$ 256,425,771
Distributable earnings (loss)	(1,931,036)	(79,130,990)	(657,858,758)	(53,837,395)	(116,193,731)	(102,053,442)
Net assets	$ 458,272,064	$ 31,466,917	$ 1,283,338,341	$ 415,938,931	$ 342,936,291	$ 154,372,329
Shares authorized	350,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 10.00	$ 4.55	$ 7.89	$ 6.82	$ 9.73	$ 8.88
Maximum offering price per share	10.47	4.76	8.13	7.14	10.19	9.15
Shares outstanding	673,844	916,157	68,079,591	35,482,323	14,699,469	6,554,609
Net Assets	$ 6,737,282	$ 4,170,041	$ 537,029,325	$ 242,104,342	$ 142,981,036	$ 58,199,299
Class C: Net asset value per share	$ 10.00	$ 4.56	$ 7.99	$ 6.81	$ 9.33	$ 8.98
Shares outstanding	425,462	105,658	5,876,624	1,450,689	868,708	1,005,244
Net Assets	$ 4,253,353	$ 482,120	$ 46,939,449	$ 9,873,103	$ 8,102,367	$ 9,027,101
The accompanying notes are an integral part of these financial statements.
182

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class I: Net asset value per share	$ 9.99	$ 4.52	$ 7.80	$ 6.78	$ 9.97	$ 8.78
Shares outstanding	42,205,113	1,431,453	73,377,121	5,280,038	3,073,355	6,423,465
Net Assets	$ 421,574,047	$ 6,472,700	$ 572,522,659	$ 35,822,213	$ 30,627,636	$ 56,428,379
Class R3: Net asset value per share	$ —	$ 4.56	$ 7.96	$ 6.83	$ 9.49	$ 8.92
Shares outstanding	—	2,326	325,968	219,317	2,561,808	1,904
Net Assets	$ —	$ 10,613	$ 2,595,161	$ 1,497,445	$ 24,321,533	$ 16,977
Class R4: Net asset value per share	$ —	$ 4.53	$ 7.88	$ 6.84	$ 9.74	$ 8.86
Shares outstanding	—	2,356	273,736	149,000	381,405	7,499
Net Assets	$ —	$ 10,673	$ 2,157,106	$ 1,018,578	$ 3,714,213	$ 66,446
Class R5: Net asset value per share	$ 9.98	$ 4.31	$ 7.81	$ 6.75	$ 9.92	$ 8.77
Shares outstanding	10,021	2,534	164,041	95,708	270,468	1,094,733
Net Assets	$ 100,044	$ 10,913	$ 1,281,078	$ 645,746	$ 2,683,607	$ 9,603,538
Class R6: Net asset value per share	$ 9.97	$ —	$ —	$ 6.67	$ —	$ —
Shares outstanding	10,034	—	—	144,259	—	—
Net Assets	$ 100,017	$ —	$ —	$ 961,947	$ —	$ —
Class Y: Net asset value per share	$ 9.99	$ 4.49	$ 7.77	$ 6.70	$ 9.99	$ 8.79
Shares outstanding	2,543,700	3,656,299	4,850,341	160,869	1,803,555	461,967
Net Assets	$ 25,404,557	$ 16,405,484	$ 37,704,207	$ 1,077,878	$ 18,014,354	$ 4,058,383
Class F: Net asset value per share	$ 9.97	$ 4.53	$ 7.76	$ 6.74	$ 9.97	$ 8.79
Shares outstanding	10,312	862,707	10,704,956	18,239,597	11,287,286	1,930,963
Net Assets	$ 102,764	$ 3,904,373	$ 83,109,356	$ 122,937,679	$ 112,491,545	$ 16,972,206
Cost of investments	$ 442,786,724	$ 30,582,984	$ 1,313,986,221	$ 414,489,882	$ 373,975,008	$ 126,486,383
Cost of foreign currency	$ 1,115	$ 320,517	$ 53,285,171	$ 220,678	$ 886,073	$ 3,027,703
Written option contracts premiums received	$ —	$ 45,450	$ —	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ —	$ —	$ 370,713	$ 191,726
The accompanying notes are an integral part of these financial statements.
183

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Assets:
Investments in securities, at market value(1)	$ 1,777,856,883	$ 36,978,109	$ 1,712,274,695	$ 2,484,975,457	$ 85,473,901	$ 3,747,713,670
Repurchase agreements	12,618,318	62,987	3,638,212	4,152,220	510,594	30,658,133
Cash	49,419,652	246,798	19,653,134	75,753,223	1,997,096	133,142,811
Cash collateral due from broker on futures contracts	—	—	3,884,575	—	—	—
Cash collateral held for securities on loan	—	—	257,544	857,562	—	270,194
Foreign currency	—	—	2,616,799	24,565,569	—	4,245
Unrealized appreciation on OTC swap contracts	—	—	—	49,039	—	—
Unrealized appreciation on foreign currency contracts	—	—	72,875	5,990,569	—	1,996,681
Receivables:
From affiliates	—	8,615	—	—	10,493	—
Investment securities sold	7,856,504	—	336,249	82,404,270	1,314,284	353,400,135
Fund shares sold	1,341,650	11,800	4,013,838	9,439,876	78,266	5,761,816
Dividends and interest	23,625,474	472,403	13,283,244	23,533,803	1,130,924	24,985,088
Securities lending income	—	—	2,455	17,374	—	2,672
Variation margin on futures contracts	—	—	504,473	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	153,217	—	412,008
Tax reclaims	—	—	2,388	145,181	—	—
Other assets	77,085	44,445	112,418	112,791	44,490	160,530
Total assets	1,872,795,566	37,825,157	1,760,652,899	2,712,150,151	90,560,048	4,298,507,983
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	9,577	235,526	—	16,621
Obligation to return securities lending collateral	—	—	5,150,882	17,151,250	—	5,403,876
Unrealized depreciation on OTC swap contracts	—	—	—	321,397	—	—
Cash collateral due to broker on swap contracts	—	—	—	300,000	—	290,000
TBA sale commitments, at market value	—	—	—	—	—	212,904,161
Unfunded loan commitments	—	—	—	141,654	—	—
Payables:
Investment securities purchased	39,431,226	—	7,374,082	328,046,689	683,378	848,608,706
Fund shares redeemed	3,288,750	43,779	4,397,499	2,384,811	371,617	5,270,327
Investment management fees	463,947	10,874	543,443	958,482	25,677	741,831
Transfer agent fees	421,490	7,174	349,314	516,904	27,918	509,521
Accounting services fees	46,405	1,195	46,425	52,241	2,746	78,369
Chief Compliance Officer fees	1,989	43	1,907	2,521	98	3,466
Board of Directors' fees	5,630	187	6,452	5,560	340	9,619
Variation margin on futures contracts	—	—	—	2,037,571	—	10,254
Foreign taxes	—	—	—	223	—	—
Distribution fees	16,057	840	28,424	17,788	907	35,528
Distributions payable	334,264	—	338,592	—	821	830,110
Accrued expenses	42,959	21,430	79,620	109,826	22,678	116,717
OTC swap contracts premiums received	—	—	—	4,341,163	—	—
Total liabilities	44,052,717	85,522	18,326,217	356,623,606	1,136,180	1,074,829,106
Net assets	$ 1,828,742,849	$ 37,739,635	$ 1,742,326,682	$ 2,355,526,545	$ 89,423,868	$ 3,223,678,877
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,953,521,493	$ 39,392,622	$ 1,840,005,454	$ 2,908,034,975	$ 100,548,609	$ 3,862,653,269
Distributable earnings (loss)	(124,778,644)	(1,652,987)	(97,678,772)	(552,508,430)	(11,124,741)	(638,974,392)
Net assets	$ 1,828,742,849	$ 37,739,635	$ 1,742,326,682	$ 2,355,526,545	$ 89,423,868	$ 3,223,678,877
Shares authorized	815,000,000	300,000,000	745,000,000	1,415,000,000	300,000,000	1,425,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 8.25	$ 9.79	$ 9.53	$ 7.59	$ 9.86	$ 8.83
Maximum offering price per share	8.64	10.25	9.72	7.95	10.32	9.25
Shares outstanding	47,466,981	2,708,309	78,649,601	35,627,631	2,496,042	115,026,489
Net Assets	$ 391,631,633	$ 26,516,629	$ 749,319,786	$ 270,307,119	$ 24,607,325	$ 1,016,028,612
The accompanying notes are an integral part of these financial statements.
184

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Class C: Net asset value per share	$ 8.26	$ 9.80	$ 9.53	$ 7.68	$ 9.86	$ 8.94
Shares outstanding	2,437,748	30,291	3,063,890	7,816,030	148,132	461,298
Net Assets	$ 20,129,437	$ 296,856	$ 29,195,306	$ 60,023,868	$ 1,459,917	$ 4,123,352
Class I: Net asset value per share	$ 8.25	$ 9.75	$ 9.47	$ 7.61	$ 9.83	$ 8.77
Shares outstanding	125,848,300	454,897	41,840,918	174,665,425	4,927,711	65,349,058
Net Assets	$ 1,038,611,165	$ 4,435,710	$ 396,260,411	$ 1,328,878,494	$ 48,440,581	$ 572,896,809
Class R3: Net asset value per share	$ —	$ —	$ 9.51	$ 7.58	$ —	$ 9.08
Shares outstanding	—	—	274,663	421,247	—	420,696
Net Assets	$ —	$ —	$ 2,612,723	$ 3,191,921	$ —	$ 3,821,751
Class R4: Net asset value per share	$ —	$ —	$ 9.51	$ 7.58	$ —	$ 9.00
Shares outstanding	—	—	407,256	848,818	—	1,165,561
Net Assets	$ —	$ —	$ 3,873,852	$ 6,434,343	$ —	$ 10,494,072
Class R5: Net asset value per share	$ —	$ —	$ 9.47	$ 7.57	$ —	$ 8.92
Shares outstanding	—	—	237,415	3,995,355	—	202,470
Net Assets	$ —	$ —	$ 2,248,286	$ 30,241,103	$ —	$ 1,805,897
Class R6: Net asset value per share	$ —	$ —	$ 9.40	$ 7.57	$ —	$ 8.82
Shares outstanding	—	—	232,615	38,269,969	—	29,719,269
Net Assets	$ —	$ —	$ 2,186,623	$ 289,650,410	$ —	$ 262,218,310
Class Y: Net asset value per share	$ 8.25	$ —	$ 9.46	$ 7.56	$ —	$ 8.86
Shares outstanding	2,312,708	—	315,340	13,255,661	—	9,794,146
Net Assets	$ 19,074,899	$ —	$ 2,981,729	$ 100,162,887	$ —	$ 86,770,127
Class F: Net asset value per share	$ 8.24	$ 9.75	$ 9.44	$ 7.60	$ 9.83	$ 8.70
Shares outstanding	43,611,894	665,495	58,655,250	35,095,533	1,517,226	145,509,263
Net Assets	$ 359,295,715	$ 6,490,440	$ 553,647,966	$ 266,636,400	$ 14,916,045	$ 1,265,519,947
Cost of investments	$ 1,835,323,320	$ 38,035,460	$ 1,774,880,566	$ 2,558,315,006	$ 91,418,117	$ 4,129,566,261
Cost of foreign currency	$ —	$ —	$ 2,621,824	$ 24,931,891	$ —	$ 4,256
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ —	$ —	$ 216,306,214
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 4,995,917	$ 16,447,627	$ —	$ 5,161,105
The accompanying notes are an integral part of these financial statements.
185

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$ 3,366,745,946
Repurchase agreements	5,744,336
Cash	43,808,321
Cash collateral held for securities on loan	240,022
Foreign currency	15,819,889
Unrealized appreciation on OTC swap contracts	821,538
Unrealized appreciation on foreign currency contracts	95,758,172
Receivables:
Investment securities sold	26,892,652
Fund shares sold	5,621,518
Dividends and interest	26,158,578
Securities lending income	2,747
Variation margin on centrally cleared swap contracts	1,737,369
Tax reclaims	5,576
OTC swap contracts premiums paid	386,648
Other assets	110,195
Total assets	3,589,853,507
Liabilities:
Unrealized depreciation on foreign currency contracts	47,969,623
Obligation to return securities lending collateral	4,800,440
Unrealized depreciation on OTC swap contracts	679,283
Cash collateral due to broker on swap contracts	8,066,000
Unfunded loan commitments	112,920
Payables:
Investment securities purchased	80,523,768
Fund shares redeemed	4,404,135
Investment management fees	1,631,532
Transfer agent fees	559,734
Accounting services fees	103,795
Chief Compliance Officer fees	3,778
Board of Directors' fees	13,065
Variation margin on futures contracts	4,293,275
Distribution fees	10,157
Written options	3,044,339
Accrued expenses	99,441
OTC swap contracts premiums received	142,421
Total liabilities	156,457,706
Net assets	$ 3,433,395,801
Summary of Net Assets:
Capital stock and paid-in-capital	$ 3,624,997,418
Distributable earnings (loss)	(191,601,617)
Net assets	$ 3,433,395,801
Shares authorized	1,500,000,000
Par value	$ 0.0010
Class A: Net asset value per share	$ 9.75
Maximum offering price per share	10.21
Shares outstanding	25,245,951
Net Assets	$ 246,059,789
Class C: Net asset value per share	$ 9.44
Shares outstanding	1,332,602
Net Assets	$ 12,583,129
Class I: Net asset value per share	$ 9.85
Shares outstanding	110,703,314
Net Assets	$ 1,090,904,274
Class R3: Net asset value per share	$ 9.64
Shares outstanding	114,131
Net Assets	$ 1,100,146
The accompanying notes are an integral part of these financial statements.
186

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

The Hartford World Bond Fund
Class R4: Net asset value per share	$ 9.77
Shares outstanding	119,589
Net Assets	$ 1,168,341
Class R5: Net asset value per share	$ 9.85
Shares outstanding	833,545
Net Assets	$ 8,212,452
Class R6: Net asset value per share	$ 9.90
Shares outstanding	15,143,582
Net Assets	$ 149,963,656
Class Y: Net asset value per share	$ 9.88
Shares outstanding	8,797,037
Net Assets	$ 86,952,623
Class F: Net asset value per share	$ 9.88
Shares outstanding	185,931,200
Net Assets	$ 1,836,451,391
Cost of investments	$ 3,540,207,043
Cost of foreign currency	$ 15,891,719
Written option contracts premiums received	$ 3,341,007
(1) Includes Investment in securities on loan, at market value	$ 4,625,698
The accompanying notes are an integral part of these financial statements.
187

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$ —	$ —	$ 2,500,908	$ —	$ —	$ 356,703
Interest	7,649,587	1,099,097	56,026,460	13,428,214	5,935,649	10,016,046
Securities lending — net	139	—	—	—	893	655
Less: Foreign tax withheld	(2,455)	(10,737)	—	—	—	—
Total investment income, net	7,647,271	1,088,360	58,527,368	13,428,214	5,936,542	10,373,404
Expenses:
Investment management fees	728,403	123,881	3,919,680	1,015,633	698,164	771,479
Transfer agent fees
Class A	612	3,381	295,092	195,550	130,785	38,404
Class C	223	660	29,539	7,500	8,714	6,020
Class I	33,051	3,198	208,580	15,046	23,257	83,288
Class R3	—	11	2,482	1,635	26,379	16
Class R4	—	9	1,659	748	2,830	150
Class R5	84	5	783	375	1,294	5,324
Class R6	16	—	—	2	—	—
Class Y	1,119	6,505	19,336	834	10,178	9,008
Class F	99	79	584	1,181	376	344
Distribution fees
Class A	5,272	4,518	688,683	300,262	189,072	76,215
Class C	12,562	2,640	247,194	51,913	46,756	48,300
Class R3	—	27	6,322	3,728	60,790	40
Class R4	—	13	2,531	1,226	4,572	221
Custodian fees	1,808	5,821	2,795	3,188	4,556	1,453
Registration and filing fees	55,342	51,980	61,070	64,685	53,170	70,009
Accounting services fees	12,799	3,045	106,229	38,775	35,803	22,851
Board of Directors' fees	2,835	403	16,196	5,100	4,635	3,604
Chief Compliance Officer fees	332	38	1,390	450	383	203
Audit and tax fees	16,646	21,743	23,754	16,842	19,040	23,167
Other expenses	8,178	8,134	76,275	39,934	31,352	23,134
Total expenses (before waivers, reimbursements and fees paid indirectly)	879,381	236,091	5,710,174	1,764,607	1,352,106	1,183,230
Expense waivers	(4,920)	(81,510)	(73,506)	(74,198)	—	(168,182)
Management fee waivers	—	—	—	—	—	(8,584)
Transfer agent fee waivers	—	—	—	—	(32,468)	—
Distribution fee reimbursements	(5,611)	(99)	(2,414)	(2,398)	(3,325)	(86)
Total waivers, reimbursements and fees paid indirectly	(10,531)	(81,609)	(75,920)	(76,596)	(35,793)	(176,852)
Total expenses	868,850	154,482	5,634,254	1,688,011	1,316,313	1,006,378
Net Investment Income (Loss)	6,778,421	933,878	52,893,114	11,740,203	4,620,229	9,367,026
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	3,734,488	(214,948)	(3,549,404)	(356,730)	(2,647,037)	(5,840,965)
Less: Foreign taxes paid on realized capital gains	—	(455)	—	—	—	—
Purchased options contracts	—	(86,641)	—	—	(54,806)	—
Futures contracts	181,956	(60,925)	(3,276)	6,172	1,427,505	(574,394)
Written options contracts	—	21,906	—	—	—	—
Swap contracts	117,124	(24,324)	3,399,906	—	2,082,842	741,549
Bond Forwards	—	—	—	—	137,681	—
Foreign currency contracts	—	60,882	(294,844)	100,957	(688,218)	(563,485)
Other foreign currency transactions	6	(43,408)	(450,434)	18,376	(10,901)	(51,416)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,033,574	(347,913)	(898,052)	(231,225)	247,066	(6,288,711)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(1,418,956)	1,016,735	18,356,167	20,129,560	11,657,423	9,701,215
Purchased options contracts	—	(2,151)	—	—	54,789	—
Futures contracts	57,825	5,544	(29,225)	14,567	(1,402,463)	(430,591)
Written options contracts	—	7,490	—	—	—	—
Swap contracts	(25,469)	(19,254)	(50,513)	—	(2,450,400)	(31,634)
Bond forward contracts	—	—	—	—	19,788	—
The accompanying notes are an integral part of these financial statements.
188

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Foreign currency contracts	$ —	$ (219,011)	$ 467,841	$ 17,845	$ 271,946	$ 68,796
Translation of other assets and liabilities in foreign currencies	5	(31,327)	619,514	(1,912)	(7,066)	(55,553)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,386,595)	758,026	19,363,784	20,160,060	8,144,017	9,252,233
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,646,979	410,113	18,465,732	19,928,835	8,391,083	2,963,522
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 9,425,400	$ 1,343,991	$ 71,358,846	$ 31,669,038	$ 13,011,312	$ 12,330,548
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (324)	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
189

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Investment Income:
Dividends	$ —	$ —	$ —	$ 196,482	$ —	$ 15,820
Interest	32,471,754	511,667	42,903,323	75,096,477	1,469,502	74,415,137
Securities lending — net	—	—	13,093	90,584	—	9,760
Less: Foreign tax withheld	—	—	—	(196,680)	—	(55,463)
Total investment income, net	32,471,754	511,667	42,916,416	75,186,863	1,469,502	74,385,254
Expenses:
Investment management fees	2,752,832	69,499	3,330,658	5,586,418	154,572	4,448,363
Transfer agent fees
Class A	122,214	7,423	492,767	167,426	8,126	575,578
Class C	9,804	401	16,798	25,220	1,542	6,042
Class I	492,405	2,737	124,946	537,532	30,501	175,559
Class R3	—	—	1,559	3,505	—	3,951
Class R4	—	—	1,325	5,026	—	8,644
Class R5	—	—	1,239	16,650	—	867
Class R6	—	—	41	5,254	—	2,091
Class Y	6,501	—	1,711	36,594	—	25,056
Class F	864	137	4,054	1,784	205	5,309
Distribution fees
Class A	484,027	34,499	974,147	336,979	30,879	1,273,336
Class C	107,990	1,853	150,235	287,727	9,067	24,168
Class R3	—	—	5,950	8,071	—	9,459
Class R4	—	—	5,977	7,988	—	12,990
Custodian fees	3,823	552	4,771	54,408	762	16,931
Registration and filing fees	68,532	29,410	94,601	88,899	30,343	118,188
Accounting services fees	136,256	3,971	138,418	164,325	8,554	235,262
Board of Directors' fees	22,181	524	22,122	27,232	1,099	39,797
Chief Compliance Officer fees	1,989	43	1,907	2,521	98	3,466
Audit and tax fees	17,740	16,615	24,730	26,727	16,615	22,861
Other expenses	66,353	6,709	114,196	100,232	8,676	182,958
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,293,511	174,373	5,512,152	7,490,518	301,039	7,190,876
Expense waivers	—	(52,006)	—	—	(65,810)	—
Transfer agent fee waivers	—	—	(142,074)	—	—	—
Distribution fee reimbursements	(1,238)	(3)	(56,983)	(1,280)	(5)	(9,401)
Total waivers, reimbursements and fees paid indirectly	(1,238)	(52,009)	(199,057)	(1,280)	(65,815)	(9,401)
Total expenses	4,292,273	122,364	5,313,095	7,489,238	235,224	7,181,475
Net Investment Income (Loss)	28,179,481	389,303	37,603,321	67,697,625	1,234,278	67,203,779
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(4,962,102)	(54,410)	(10,895,746)	2,168,900	91,598	(8,498,200)
Less: Foreign taxes paid on realized capital gains	—	—	—	(312)	—	—
Purchased options contracts	—	—	—	—	—	15,920
Futures contracts	—	—	1,528,569	8,975,538	—	4,562,854
Written options contracts	—	—	—	—	—	—
Swap contracts	—	—	—	9,040,021	—	1,091,861
Foreign currency contracts	—	—	(126,516)	(2,789,610)	—	(1,097,322)
Other foreign currency transactions	—	—	3,310	102,735	—	(105,234)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(4,962,102)	(54,410)	(9,490,383)	17,497,272	91,598	(4,030,121)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	95,613,049	965,801	47,490,864	97,702,662	5,038,026	131,618,539
Futures contracts	—	—	498,712	(797,930)	—	(5,898,482)
Swap contracts	—	—	—	(1,484,367)	—	(2,228,068)
Foreign currency contracts	—	—	101,162	3,787,104	—	1,027,178
Translation of other assets and liabilities in foreign currencies	—	—	11,312	(20,180)	—	41,166
The accompanying notes are an integral part of these financial statements.
190

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	95,613,049	965,801	48,102,050	99,187,289	5,038,026	124,560,333
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	90,650,947	911,391	38,611,667	116,684,561	5,129,624	120,530,212
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 118,830,428	$ 1,300,694	$ 76,214,988	$ 184,382,186	$ 6,363,902	$ 187,733,991
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ (223)	$ —	$ —
The accompanying notes are an integral part of these financial statements.
191

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

The Hartford World Bond Fund
Investment Income:
Interest	$ 76,547,847
Securities lending — net	16,282
Total investment income, net	76,564,129
Expenses:
Investment management fees	9,906,443
Transfer agent fees
Class A	176,659
Class C	10,212
Class I	547,793
Class R3	1,183
Class R4	1,042
Class R5	4,615
Class R6	2,749
Class Y	51,705
Class F	12,496
Distribution fees
Class A	312,211
Class C	70,652
Class R3	2,805
Class R4	1,551
Custodian fees	79,326
Registration and filing fees	114,471
Accounting services fees	271,175
Board of Directors' fees	43,974
Chief Compliance Officer fees	3,778
Audit and tax fees	26,198
Other expenses	278,905
Total expenses (before waivers, reimbursements and fees paid indirectly)	11,919,943
Distribution fee reimbursements	(1,142)
Total waivers, reimbursements and fees paid indirectly	(1,142)
Total expenses	11,918,801
Net Investment Income (Loss)	64,645,328
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(16,916,832)
Purchased options contracts	(1,181,031)
Futures contracts	7,688,049
Written options contracts	1,898,583
Swap contracts	(3,241,567)
Foreign currency contracts	4,471,226
Other foreign currency transactions	3,720,225
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,561,347)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	62,089,957
Purchased options contracts	1,442,540
Futures contracts	(2,935,095)
Written options contracts	(6,317)
Swap contracts	7,712,869
Foreign currency contracts	8,617,982
Translation of other assets and liabilities in foreign currencies	2,112,625
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	79,034,561
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	75,473,214
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 140,118,542
The accompanying notes are an integral part of these financial statements.
192

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 6,778,421	$ 3,145,527	$ 933,878	$ 1,897,935
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,033,574	(501,892)	(347,913)	(2,782,303)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,386,595)	(744,879)	758,026	6,418,187
Net Increase (Decrease) in Net Assets Resulting from Operations	9,425,400	1,898,756	1,343,991	5,533,819
Distributions to Shareholders:
Class A	(108,643)	(60,697)	(91,758)	(121,027)
Class C	(59,427)	(45,255)	(10,953)	(21,937)
Class I	(5,623,252)	(514,779)	(206,474)	(278,980)
Class R3	—	—	(251)	(372)
Class R4	—	—	(272)	(403)
Class R5	(22,999)	(52,853)	(312)	(482)
Class R6	(24,375)	(54,479)	—	—
Class Y	(426,909)	(82,299)	(454,361)	(763,940)
Class F	(675,677)	(2,383,949)	(112,433)	(179,145)
From return of capital:
Class A	—	—	—	(37,624)
Class C	—	—	—	(6,820)
Class I	—	—	—	(86,726)
Class R3	—	—	—	(116)
Class R4	—	—	—	(125)
Class R5	—	—	—	(150)
Class Y	—	—	—	(237,484)
Class F	—	—	—	(55,690)
Total distributions	(6,941,282)	(3,194,311)	(876,814)	(1,791,021)
Capital Share Transactions:
Sold	417,205,109	65,735,792	7,353,710	6,068,614
Issued on reinvestment of distributions	6,535,617	2,318,558	815,952	1,668,352
Redeemed	(79,356,802)	(3,758,637)	(5,914,794)	(21,811,867)
Net increase (decrease) from capital share transactions	344,383,924	64,295,713	2,254,868	(14,074,901)
Net Increase (Decrease) in Net Assets	346,868,042	63,000,158	2,722,045	(10,332,103)
Net Assets:
Beginning of period	111,404,022	48,403,864	28,744,872	39,076,975
End of period	$ 458,272,064	$ 111,404,022	$ 31,466,917	$ 28,744,872
The accompanying notes are an integral part of these financial statements.
193

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 52,893,114	$ 117,802,986	$ 11,740,203	$ 20,848,408
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(898,052)	(105,196,813)	(231,225)	(12,133,479)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	19,363,784	134,266,288	20,160,060	12,933,792
Net Increase (Decrease) in Net Assets Resulting from Operations	71,358,846	146,872,461	31,669,038	21,648,721
Distributions to Shareholders:
Class A	(23,368,406)	(46,311,186)	(6,791,261)	(12,675,462)
Class C	(1,763,358)	(4,512,000)	(253,034)	(507,398)
Class I	(24,563,327)	(50,506,230)	(1,047,373)	(1,275,383)
Class R3	(97,396)	(196,922)	(39,771)	(78,718)
Class R4	(85,778)	(161,247)	(27,631)	(47,038)
Class R5	(63,341)	(101,134)	(21,542)	(36,438)
Class R6	—	—	(29,217)	(1,258)
Class Y	(1,695,988)	(3,658,297)	(57,932)	(159,610)
Class F	(4,308,917)	(10,379,241)	(3,992,673)	(6,521,939)
Total distributions	(55,946,511)	(115,826,257)	(12,260,434)	(21,303,244)
Capital Share Transactions:
Sold	189,921,461	272,947,409	56,814,024	98,816,695
Issued on reinvestment of distributions	45,628,399	93,991,207	12,120,917	21,044,810
Redeemed	(260,921,035)	(854,360,729)	(54,055,442)	(107,587,739)
Net increase (decrease) from capital share transactions	(25,371,175)	(487,422,113)	14,879,499	12,273,766
Net Increase (Decrease) in Net Assets	(9,958,840)	(456,375,909)	34,288,103	12,619,243
Net Assets:
Beginning of period	1,293,297,181	1,749,673,090	381,650,828	369,031,585
End of period	$ 1,283,338,341	$ 1,293,297,181	$ 415,938,931	$ 381,650,828
The accompanying notes are an integral part of these financial statements.
194

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 4,620,229	$ 15,068,884	$ 9,367,026	$ 26,540,589
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	247,066	(29,122,209)	(6,288,711)	(26,331,788)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,144,017	19,209,298	9,252,233	32,700,295
Net Increase (Decrease) in Net Assets Resulting from Operations	13,011,312	5,155,973	12,330,548	32,909,096
Distributions to Shareholders:
Class A	(1,848,657)	(5,564,753)	(2,477,831)	(5,446,029)
Class C	(94,713)	(409,732)	(334,886)	(919,277)
Class I	(418,268)	(1,490,037)	(5,371,598)	(15,306,164)
Class R3	(291,626)	(748,283)	(588)	(1,523)
Class R4	(45,667)	(110,637)	(7,863)	(28,903)
Class R5	(33,486)	(72,884)	(430,487)	(869,208)
Class Y	(237,270)	(635,026)	(797,264)	(1,178,167)
Class F	(1,523,096)	(4,578,676)	(821,008)	(2,022,839)
From return of capital:
Class A	—	(825,043)	—	—
Class C	—	(60,748)	—	—
Class I	—	(220,917)	—	—
Class R3	—	(110,942)	—	—
Class R4	—	(16,403)	—	—
Class R5	—	(10,806)	—	—
Class Y	—	(94,150)	—	—
Class F	—	(678,846)	—	—
Total distributions	(4,492,783)	(15,627,883)	(10,241,525)	(25,772,110)
Capital Share Transactions:
Sold	30,961,332	66,491,644	10,508,328	63,903,319
Issued on reinvestment of distributions	4,396,174	15,311,110	10,191,056	25,663,592
Redeemed	(69,327,682)	(195,556,553)	(160,813,442)	(199,062,735)
Net increase (decrease) from capital share transactions	(33,970,176)	(113,753,799)	(140,114,058)	(109,495,824)
Net Increase (Decrease) in Net Assets	(25,451,647)	(124,225,709)	(138,025,035)	(102,358,838)
Net Assets:
Beginning of period	368,387,938	492,613,647	292,397,364	394,756,202
End of period	$ 342,936,291	$ 368,387,938	$ 154,372,329	$ 292,397,364
The accompanying notes are an integral part of these financial statements.
195

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 28,179,481	$ 48,956,801	$ 389,303	$ 823,770
Net realized gain (loss) on investments	(4,962,102)	(28,193,911)	(54,410)	(286,702)
Net changes in unrealized appreciation (depreciation) of investments	95,613,049	29,922,972	965,801	726,241
Net Increase (Decrease) in Net Assets Resulting from Operations	118,830,428	50,685,862	1,300,694	1,263,309
Distributions to Shareholders:
Class A	(5,794,785)	(10,511,076)	(276,670)	(486,396)
Class C	(239,238)	(524,959)	(2,213)	(4,133)
Class I	(16,446,692)	(28,196,040)	(51,161)	(114,112)
Class Y	(268,492)	(382,593)	—	—
Class F	(5,538,322)	(9,312,971)	(84,827)	(183,111)
Total distributions	(28,287,529)	(48,927,639)	(414,871)	(787,752)
Capital Share Transactions:
Sold	337,357,257	675,795,951	4,893,651	18,289,672
Issued on reinvestment of distributions	26,146,833	45,035,235	407,504	768,158
Redeemed	(289,993,196)	(665,531,337)	(8,998,734)	(27,752,544)
Net increase (decrease) from capital share transactions	73,510,894	55,299,849	(3,697,579)	(8,694,714)
Net Increase (Decrease) in Net Assets	164,053,793	57,058,072	(2,811,756)	(8,219,157)
Net Assets:
Beginning of period	1,664,689,056	1,607,630,984	40,551,391	48,770,548
End of period	$ 1,828,742,849	$ 1,664,689,056	$ 37,739,635	$ 40,551,391
The accompanying notes are an integral part of these financial statements.
196

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 37,603,321	$ 61,304,435	$ 67,697,625	$ 117,225,015
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(9,490,383)	(29,610,226)	17,497,272	(186,630,970)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	48,102,050	64,760,606	99,187,289	190,048,305
Net Increase (Decrease) in Net Assets Resulting from Operations	76,214,988	96,454,815	184,382,186	120,642,350
Distributions to Shareholders:
Class A	(15,900,969)	(25,839,462)	(9,344,639)	(14,273,250)
Class C	(494,855)	(955,790)	(1,734,314)	(2,451,132)
Class I	(8,610,756)	(13,638,239)	(46,014,012)	(61,890,996)
Class R3	(46,401)	(39,829)	(104,857)	(165,951)
Class R4	(97,903)	(166,649)	(220,143)	(474,995)
Class R5	(47,084)	(72,496)	(1,224,758)	(1,804,585)
Class R6	(50,689)	(73,619)	(10,283,055)	(14,711,079)
Class Y	(67,118)	(171,855)	(3,002,121)	(4,148,675)
Class F	(12,857,057)	(21,499,833)	(8,865,265)	(12,664,526)
Total distributions	(38,172,832)	(62,457,772)	(80,793,164)	(112,585,189)
Capital Share Transactions:
Sold	359,551,290	715,278,594	573,366,451	806,232,801
Issued on reinvestment of distributions	36,201,873	59,013,492	79,020,744	109,722,143
Redeemed	(455,719,970)	(937,831,789)	(421,668,378)	(882,507,246)
Net increase (decrease) from capital share transactions	(59,966,807)	(163,539,703)	230,718,817	33,447,698
Net Increase (Decrease) in Net Assets	(21,924,651)	(129,542,660)	334,307,839	41,504,859
Net Assets:
Beginning of period	1,764,251,333	1,893,793,993	2,021,218,706	1,979,713,847
End of period	$ 1,742,326,682	$ 1,764,251,333	$ 2,355,526,545	$ 2,021,218,706
The accompanying notes are an integral part of these financial statements.
197

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Sustainable Municipal Bond Fund		The Hartford Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 1,234,278	$ 2,389,495	$ 67,203,779	$ 113,072,295
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	91,598	(2,728,469)	(4,030,121)	(100,321,564)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,038,026	3,026,863	124,560,333	28,705,705
Net Increase (Decrease) in Net Assets Resulting from Operations	6,363,902	2,687,889	187,733,991	41,456,436
Distributions to Shareholders:
Class A	(325,829)	(668,819)	(19,868,570)	(34,800,578)
Class C	(17,107)	(43,933)	(72,659)	(173,020)
Class I	(671,978)	(1,206,401)	(13,387,751)	(17,041,728)
Class R3	—	—	(67,246)	(108,324)
Class R4	—	—	(202,442)	(383,395)
Class R5	—	—	(36,698)	(60,394)
Class R6	—	—	(6,338,836)	(9,216,825)
Class Y	—	—	(2,105,862)	(7,967,056)
Class F	(219,073)	(476,915)	(28,945,036)	(41,860,922)
Total distributions	(1,233,987)	(2,396,068)	(71,025,100)	(111,612,242)
Capital Share Transactions:
Sold	14,532,292	45,125,037	701,458,087	1,245,657,610
Issued on reinvestment of distributions	1,228,326	2,387,397	65,831,601	104,783,049
Redeemed	(14,848,864)	(60,812,495)	(612,214,662)	(1,165,921,151)
Net increase (decrease) from capital share transactions	911,754	(13,300,061)	155,075,026	184,519,508
Net Increase (Decrease) in Net Assets	6,041,669	(13,008,240)	271,783,917	114,363,702
Net Assets:
Beginning of period	83,382,199	96,390,439	2,951,894,960	2,837,531,258
End of period	$ 89,423,868	$ 83,382,199	$ 3,223,678,877	$ 2,951,894,960
The accompanying notes are an integral part of these financial statements.
198

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 64,645,328	$ 107,704,302
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(3,561,347)	(208,106,452)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	79,034,561	135,881,898
Net Increase (Decrease) in Net Assets Resulting from Operations	140,118,542	35,479,748
Distributions to Shareholders:
Class A	(4,439,575)	(5,413,510)
Class C	(199,831)	(254,397)
Class I	(20,943,891)	(27,097,116)
Class R3	(18,652)	(19,206)
Class R4	(22,283)	(29,238)
Class R5	(156,507)	(179,359)
Class R6	(2,810,960)	(3,016,225)
Class Y	(1,772,328)	(2,330,041)
Class F	(35,405,895)	(39,477,061)
Total distributions	(65,769,922)	(77,816,153)
Capital Share Transactions:
Sold	455,102,070	1,490,484,417
Issued on reinvestment of distributions	63,164,456	74,418,053
Redeemed	(550,227,102)	(1,183,778,858)
Net increase (decrease) from capital share transactions	(31,960,576)	381,123,612
Net Increase (Decrease) in Net Assets	42,388,044	338,787,207
Net Assets:
Beginning of period	3,391,007,757	3,052,220,550
End of period	$ 3,433,395,801	$ 3,391,007,757
The accompanying notes are an integral part of these financial statements.
199

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.46	$ 0.26	$ 0.55	$ 0.81	$ (0.27)	$ —	$ —	$ (0.27)	$ 10.00	8.51% (5)	$ 6,737	0.93% (6)	0.88% (6)	5.15% (6)	264%
C	9.46	0.24	0.55	0.79	(0.25)	—	—	(0.25)	10.00	8.32 (5)	4,253	1.67 (6)	1.32 (6)	4.73 (6)	264
I	9.46	0.27	0.54	0.81	(0.28)	—	—	(0.28)	9.99	8.56 (5)	421,574	0.68 (6)	0.68 (6)	5.31 (6)	264
R5	9.46	0.28	0.52	0.80	(0.28)	—	—	(0.28)	9.98	8.50 (5)	100	0.71 (6)	0.71 (6)	5.64 (6)	264
R6	9.45	0.28	0.54	0.82	(0.30)	—	—	(0.30)	9.97	8.66 (5)	100	0.69 (6)	0.65 (6)	5.70 (6)	264
Y	9.46	0.27	0.55	0.82	(0.29)	—	—	(0.29)	9.99	8.62 (5)	25,405	0.66 (6)	0.66 (6)	5.29 (6)	264
F	9.45	0.29	0.53	0.82	(0.30)	—	—	(0.30)	9.97	8.66 (5)	103	0.69 (6)	0.65 (6)	5.81 (6)	264
For the Year Ended October 31, 2023
A	$ 9.39	$ 0.47	$ 0.07	$ 0.54	$ (0.47)	$ —	$ —	$ (0.47)	$ 9.46	5.73%	$ 1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022(7)
A	$10.00	$ 0.17	$ (0.61)	$ (0.44)	$ (0.17)	$ —	$ —	$ (0.17)	$ 9.39	(4.42)% (5)	$ 1,003	1.35% (6)	1.10% (6)	4.42% (6)	380% (8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73) (5)	952	2.10 (6)	1.90 (6)	3.61 (6)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31) (5)	957	1.10 (6)	0.80 (6)	4.72 (6)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29) (5)	957	1.10 (6)	0.75 (6)	4.77 (6)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25) (5)	957	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29) (5)	1,460	1.11 (6)	0.75 (6)	4.82 (6)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25) (5)	42,118	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 4.46	$ 0.13	$ 0.08	$ 0.21	$ (0.12)	$ —	$ —	$ (0.12)	$ 4.55	4.59% (5)	$ 4,170	1.74% (6)	1.18% (6)	5.42% (6)	50%
C	4.47	0.11	0.08	0.19	(0.10)	—	—	(0.10)	4.56	4.15 (5)	482	2.55 (6)	1.93 (6)	4.66 (6)	50
I	4.43	0.13	0.08	0.21	(0.12)	—	—	(0.12)	4.52	4.77 (5)	6,473	1.38 (6)	0.93 (6)	5.66 (6)	50
R3	4.46	0.12	0.09	0.21	(0.11)	—	—	(0.11)	4.56	4.64 (5)	11	2.01 (6)	1.48 (6)	5.15 (6)	50
R4	4.43	0.13	0.09	0.22	(0.12)	—	—	(0.12)	4.53	4.85 (5)	11	1.71 (6)	1.18 (6)	5.44 (6)	50
R5	4.22	0.13	0.08	0.21	(0.12)	—	—	(0.12)	4.31	5.04 (5)	11	1.40 (6)	0.88 (6)	5.75 (6)	50
Y	4.39	0.13	0.09	0.22	(0.12)	—	—	(0.12)	4.49	5.07 (5)	16,405	1.38 (6)	0.88 (6)	5.70 (6)	50
F	4.43	0.13	0.10	0.23	(0.13)	—	—	(0.13)	4.53	5.05 (5)	3,904	1.31 (6)	0.83 (6)	5.76 (6)	50
For the Year Ended October 31, 2023
A	$ 4.10	$ 0.25	$ 0.35	$ 0.60	$ (0.18)	$ —	$ (0.06)	$ (0.24)	$ 4.46	14.48%	$ 3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
The accompanying notes are an integral part of these financial statements.
200

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2022
A	$ 5.39	$ 0.18	$ (1.24)	$ (1.06)	$ (0.05)	$ —	$ (0.18)	$ (0.23)	$ 4.10	(20.19)%	$ 2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$ 5.39	$ 0.18	$ (0.00) (9)	$ 0.18	$ (0.18)	$ —	$ —	$ (0.18)	$ 5.39	3.20%	$ 3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00) (9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00) (9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
For the Year Ended October 31, 2020
A	$ 5.86	$ 0.22	$ (0.46)	$ (0.24)	$ —	$ —	$ (0.23)	$ (0.23)	$ 5.39	(4.02)%	$ 4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
For the Year Ended October 31, 2019
A	$ 5.50	$ 0.29	$ 0.48	$ 0.77	$ (0.27)	$ —	$ (0.14)	$ (0.41)	$ 5.86	14.52%	$ 5,691	1.45%	1.25%	5.10%	110%
C	5.50	0.25	0.47	0.72	(0.23)	—	(0.13)	(0.36)	5.86	13.57	2,495	2.19	2.00	4.35	110
I	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	14.92	41,300	1.11	0.98	5.36	110
R3	5.47	0.29	0.49	0.78	(0.27)	—	(0.14)	(0.41)	5.84	14.82	12	1.74	1.17	5.16	110
R4	5.47	0.29	0.48	0.77	(0.27)	—	(0.14)	(0.41)	5.83	14.58	49	1.44	1.25	5.09	110
R5	5.27	0.29	0.47	0.76	(0.28)	—	(0.15)	(0.43)	5.60	14.96	11	1.14	0.95	5.36	110
Y	5.44	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.80	15.12	87,413	1.10	0.90	5.44	110
F	5.48	0.31	0.48	0.79	(0.28)	—	(0.15)	(0.43)	5.84	15.00	4,150	1.02	0.90	5.44	110
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 7.78	$ 0.32	$ 0.12	$ 0.44	$ (0.33)	$ —	$ —	$ (0.33)	$ 7.89	5.76% (5)	$ 537,029	1.02% (6)	1.00% (6)	8.26% (6)	30%
C	7.86	0.30	0.11	0.41	(0.28)	—	—	(0.28)	7.99	5.31 (5)	46,939	1.78 (6)	1.75 (6)	7.51 (6)	30
I	7.72	0.33	0.11	0.44	(0.36)	—	—	(0.36)	7.80	5.80 (5)	572,523	0.74 (6)	0.74 (6)	8.50 (6)	30
R3	7.84	0.32	0.10	0.42	(0.30)	—	—	(0.30)	7.96	5.48 (5)	2,595	1.36 (6)	1.25 (6)	8.00 (6)	30
R4	7.78	0.32	0.11	0.43	(0.33)	—	—	(0.33)	7.88	5.64 (5)	2,157	1.08 (6)	1.00 (6)	8.24 (6)	30
R5	7.73	0.33	0.11	0.44	(0.36)	—	—	(0.36)	7.81	5.76 (5)	1,281	0.78 (6)	0.78 (6)	8.48 (6)	30
Y	7.69	0.33	0.11	0.44	(0.36)	—	—	(0.36)	7.77	5.79 (5)	37,704	0.77 (6)	0.75 (6)	8.49 (6)	30
F	7.69	0.33	0.11	0.44	(0.37)	—	—	(0.37)	7.76	5.81 (5)	83,109	0.67 (6)	0.67 (6)	8.60 (6)	30
The accompanying notes are an integral part of these financial statements.
201

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2023
A	$ 7.64	$ 0.61	$ 0.12	$ 0.73	$ (0.59)	$ —	$ —	$ (0.59)	$ 7.78	9.79%	$ 576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
For the Year Ended October 31, 2022
A	$ 8.40	$ 0.33	$ (0.77)	$ (0.44)	$ (0.32)	$ —	$ —	$ (0.32)	$ 7.64	(5.33)%	$ 645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$ 8.04	$ 0.30	$ 0.31	$ 0.61	$ (0.25)	$ —	$ —	$ (0.25)	$ 8.40	7.70%	$ 738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
For the Year Ended October 31, 2020
A	$ 8.37	$ 0.29	$ (0.33)	$ (0.04)	$ (0.29)	$ —	$ —	$ (0.29)	$ 8.04	(0.40)%	$ 659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00) (10)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
For the Year Ended October 31, 2019
A	$ 8.68	$ 0.39	$ (0.23)	$ 0.16	$ (0.45)	$ —	$ (0.02)	$ (0.47)	$ 8.37	1.98%	$ 762,132	1.00%	1.00%	4.61%	46%
C	8.67	0.33	(0.23)	0.10	(0.31)	—	(0.01)	(0.32)	8.45	1.22	458,641	1.73	1.73	3.89	46
I	8.69	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.36	2.29	1,316,224	0.71	0.71	4.90	46
R3	8.70	0.37	(0.23)	0.14	(0.41)	—	(0.01)	(0.42)	8.42	1.72	6,708	1.33	1.25	4.35	46
R4	8.67	0.39	(0.22)	0.17	(0.46)	—	(0.02)	(0.48)	8.36	2.04	2,807	1.05	1.00	4.66	46
R5	8.68	0.41	(0.23)	0.18	(0.49)	—	(0.02)	(0.51)	8.35	2.18	1,193	0.77	0.77	4.84	46
Y	8.67	0.42	(0.24)	0.18	(0.50)	—	(0.02)	(0.52)	8.33	2.25	63,586	0.71	0.71	4.93	46
F	8.70	0.41	(0.22)	0.19	(0.51)	—	(0.02)	(0.53)	8.36	2.32	398,085	0.64	0.64	4.83	46
The accompanying notes are an integral part of these financial statements.
202

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 6.48	$ 0.19	$ 0.34	$ 0.53	$ (0.19)	$ —	$ —	$ (0.19)	$ 6.82	8.23% (5)	$ 242,104	1.00% (6)	0.95% (6)	5.66% (6)	18%
C	6.47	0.17	0.34	0.51	(0.17)	—	—	(0.17)	6.81	7.82 (5)	9,873	1.73 (6)	1.73 (6)	4.88 (6)	18
I	6.46	0.20	0.34	0.54	(0.22)	—	—	(0.22)	6.78	8.34 (5)	35,822	0.68 (6)	0.68 (6)	5.94 (6)	18
R3	6.49	0.18	0.34	0.52	(0.18)	—	—	(0.18)	6.83	8.05 (5)	1,497	1.30 (6)	1.27 (6)	5.34 (6)	18
R4	6.50	0.19	0.34	0.53	(0.19)	—	—	(0.19)	6.84	8.20 (5)	1,019	0.99 (6)	0.97 (6)	5.64 (6)	18
R5	6.43	0.20	0.34	0.54	(0.22)	—	—	(0.22)	6.75	8.39 (5)	646	0.70 (6)	0.67 (6)	5.94 (6)	18
R6	6.36	0.20	0.34	0.54	(0.23)	—	—	(0.23)	6.67	8.49 (5)	962	0.58 (6)	0.55 (6)	6.03 (6)	18
Y	6.38	0.20	0.34	0.54	(0.22)	—	—	(0.22)	6.70	8.44 (5)	1,078	0.67 (6)	0.66 (6)	5.96 (6)	18
F	6.43	0.20	0.34	0.54	(0.23)	—	—	(0.23)	6.74	8.41 (5)	122,938	0.59 (6)	0.55 (6)	6.06 (6)	18
For the Year Ended October 31, 2023
A	$ 6.46	$ 0.36	$ 0.01	$ 0.37	$ (0.35)	$ —	$ —	$ (0.35)	$ 6.48	5.80%	$ 228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
For the Year Ended October 31, 2022
A	$ 7.62	$ 0.29	$ (1.16)	$ (0.87)	$ (0.29)	$ —	$ —	$ (0.29)	$ 6.46	(11.63)%	$ 235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$ 7.27	$ 0.29	$ 0.35	$ 0.64	$ (0.29)	$ —	$ —	$ (0.29)	$ 7.62	8.90%	$ 287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (11)	7.57	0.21	(0.03) (12)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
For the Year Ended October 31, 2020
A	$ 7.36	$ 0.33	$ (0.10)	$ 0.23	$ (0.32)	$ —	$ —	$ (0.32)	$ 7.27	3.31%	$ 239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
The accompanying notes are an integral part of these financial statements.
203

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2019
A	$ 7.15	$ 0.36	$ 0.22	$ 0.58	$ (0.37)	$ —	$ —	$ (0.37)	$ 7.36	8.27%	$ 229,615	1.17%	1.05%	5.00%	36%
C	7.12	0.31	0.21	0.52	(0.31)	—	—	(0.31)	7.33	7.42	32,746	1.87	1.80	4.27	36
I	7.19	0.38	0.21	0.59	(0.40)	—	—	(0.40)	7.38	8.55	20,575	0.83	0.79	5.25	36
R3	7.14	0.34	0.22	0.56	(0.34)	—	—	(0.34)	7.36	8.03	1,501	1.46	1.35	4.72	36
R4	7.16	0.36	0.22	0.58	(0.37)	—	—	(0.37)	7.37	8.26	1,009	1.16	1.05	5.02	36
R5	7.15	0.38	0.21	0.59	(0.41)	—	—	(0.41)	7.33	8.50	793	0.85	0.75	5.29	36
Y	7.13	0.37	0.21	0.58	(0.41)	—	—	(0.41)	7.30	8.42	11,647	0.83	0.78	5.09	36
F	7.18	0.39	0.22	0.61	(0.42)	—	—	(0.42)	7.37	8.74	60,588	0.74	0.70	5.35	36
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.52	$ 0.12	$ 0.21	$ 0.33	$ (0.12)	$ —	$ —	$ (0.12)	$ 9.73	3.49% (5)	$ 142,981	0.90% (6)	0.85% (6)	2.46% (6)	19% (13)
C	9.15	0.07	0.21	0.28	(0.10)	—	—	(0.10)	9.33	3.07 (5)	8,102	1.66 (6)	1.66 (6)	1.57 (6)	19 (13)
I	9.75	0.13	0.22	0.35	(0.13)	—	—	(0.13)	9.97	3.59 (5)	30,628	0.61 (6)	0.61 (6)	2.62 (6)	19 (13)
R3	9.31	0.10	0.19	0.29	(0.11)	—	—	(0.11)	9.49	3.16 (5)	24,322	1.19 (6)	1.19 (6)	2.17 (6)	19 (13)
R4	9.54	0.12	0.20	0.32	(0.12)	—	—	(0.12)	9.74	3.38 (5)	3,714	0.88 (6)	0.88 (6)	2.45 (6)	19 (13)
R5	9.71	0.14	0.20	0.34	(0.13)	—	—	(0.13)	9.92	3.51 (5)	2,684	0.58 (6)	0.58 (6)	2.83 (6)	19 (13)
Y	9.77	0.14	0.21	0.35	(0.13)	—	—	(0.13)	9.99	3.58 (5)	18,014	0.58 (6)	0.58 (6)	2.74 (6)	19 (13)
F	9.75	0.14	0.21	0.35	(0.13)	—	—	(0.13)	9.97	3.62 (5)	112,492	0.47 (6)	0.47 (6)	2.88 (6)	19 (13)
For the Year Ended October 31, 2023
A	$ 9.82	$ 0.33	$ (0.27)	$ 0.06	$ (0.31)	$ —	$ (0.05)	$ (0.36)	$ 9.52	0.51%	$ 156,131	0.87%	0.84%	3.36%	35% (13)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (13)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (13)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (13)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (13)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (13)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (13)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (13)
For the Year Ended October 31, 2022
A	$11.63	$ 0.61	$ (1.61)	$ (1.00)	$ (0.78)	$ —	$ (0.03)	$ (0.81)	$ 9.82	(9.07)%	$ 200,112	0.85%	0.84%	5.62%	57% (13)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (13)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (13)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (13)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (13)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (13)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (13)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (13)
For the Year Ended October 31, 2021
A	$11.11	$ 0.36	$ 0.40	$ 0.76	$ (0.24)	$ —	$ —	$ (0.24)	$ 11.63	6.88%	$ 232,828	0.85%	0.85%	3.18%	73% (13)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (13)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (13)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (13)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (13)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (13)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (13)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (13)
The accompanying notes are an integral part of these financial statements.
204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2020
A	$10.54	$ 0.13	$ 0.62	$ 0.75	$ (0.18)	$ —	$ —	$ (0.18)	$ 11.11	7.23%	$ 200,745	0.92%	0.85%	1.17%	78% (13)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (13)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (13)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (13)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (13)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (13)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (13)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (13)
For the Year Ended October 31, 2019
A	$10.34	$ 0.18	$ 0.40	$ 0.58	$ (0.38)	$ —	$ —	$ (0.38)	$ 10.54	5.81%	$ 185,301	0.99%	0.85%	1.71%	77%
C	9.88	0.09	0.39	0.48	(0.25)	—	—	(0.25)	10.11	5.00	34,060	1.70	1.60	0.87	77
I	10.53	0.21	0.41	0.62	(0.40)	—	—	(0.40)	10.75	6.17	52,182	0.66	0.60	1.98	77
R3	10.13	0.14	0.40	0.54	(0.34)	—	—	(0.34)	10.33	5.50	40,395	1.28	1.20	1.36	77
R4	10.33	0.18	0.40	0.58	(0.37)	—	—	(0.37)	10.54	5.79	7,831	0.98	0.90	1.72	77
R5	10.50	0.20	0.41	0.61	(0.40)	—	—	(0.40)	10.71	6.18	1,975	0.68	0.60	1.88	77
Y	10.56	0.21	0.41	0.62	(0.41)	—	—	(0.41)	10.77	6.11	24,678	0.65	0.58	1.97	77
F	10.53	0.22	0.41	0.63	(0.41)	—	—	(0.41)	10.75	6.22	157,921	0.56	0.55	2.05	77
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.84	$ 0.35	$ 0.05	$ 0.40	$ (0.36)	$ —	$ —	$ (0.36)	$ 8.88	4.57% (5)	$ 58,199	1.17% (6)	1.03% (6)	7.87% (6)	63%
C	8.92	0.32	0.05	0.37	(0.31)	—	—	(0.31)	8.98	4.18 (5)	9,027	1.92 (6)	1.78 (6)	7.13 (6)	63
I	8.77	0.37	0.03	0.40	(0.39)	—	—	(0.39)	8.78	4.60 (5)	56,428	0.95 (6)	0.78 (6)	8.41 (6)	63
R3	8.86	0.33	0.06	0.39	(0.33)	—	—	(0.33)	8.92	4.40 (5)	17	1.50 (6)	1.34 (6)	7.49 (6)	63
R4	8.82	0.37	0.03	0.40	(0.36)	—	—	(0.36)	8.86	4.56 (5)	66	1.23 (6)	1.04 (6)	8.30 (6)	63
R5	8.76	0.36	0.05	0.41	(0.40)	—	—	(0.40)	8.77	4.68 (5)	9,604	0.91 (6)	0.73 (6)	8.14 (6)	63
Y	8.77	0.38	0.03	0.41	(0.39)	—	—	(0.39)	8.79	4.76 (5)	4,058	0.92 (6)	0.76 (6)	8.61 (6)	63
F	8.78	0.36	0.05	0.41	(0.40)	—	—	(0.40)	8.79	4.69 (5)	16,972	0.80 (6)	0.71 (6)	8.21 (6)	63
For the Year Ended October 31, 2023
A	$ 8.67	$ 0.71	$ 0.14	$ 0.85	$ (0.68)	$ —	$ —	$ (0.68)	$ 8.84	10.09%	$ 63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
For the Year Ended October 31, 2022
A	$ 9.68	$ 0.38	$ (1.01)	$ (0.63)	$ (0.38)	$ —	$ —	$ (0.38)	$ 8.67	(6.66)%	$ 78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
The accompanying notes are an integral part of these financial statements.
205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund) – (continued)
For the Year Ended October 31, 2021
A	$ 9.23	$ 0.35	$ 0.40	$ 0.75	$ (0.30)	$ —	$ —	$ (0.30)	$ 9.68	8.23%	$ 81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$ 9.64	$ 0.37	$ (0.42)	$ (0.05)	$ (0.36)	$ —	$ —	$ (0.36)	$ 9.23	(0.46)%	$ 64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
For the Year Ended October 31, 2019
A	$10.01	$ 0.46	$ (0.24)	$ 0.22	$ (0.57)	$ —	$ (0.02)	$ (0.59)	$ 9.64	2.34%	$ 87,122	1.14%	1.05%	4.71%	78%
C	10.01	0.39	(0.24)	0.15	(0.42)	—	(0.02)	(0.44)	9.72	1.60	56,859	1.88	1.80	3.97	78
I	10.02	0.48	(0.24)	0.24	(0.61)	—	(0.03)	(0.64)	9.62	2.63	220,436	0.87	0.80	4.97	78
R3	10.00	0.43	(0.23)	0.20	(0.52)	—	(0.02)	(0.54)	9.66	2.13	227	1.50	1.35	4.41	78
R4	9.99	0.46	(0.24)	0.22	(0.58)	—	(0.02)	(0.60)	9.61	2.33	346	1.20	1.05	4.76	78
R5	9.98	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.58	2.72	11,015	0.88	0.75	5.01	78
Y	9.99	0.48	(0.23)	0.25	(0.62)	—	(0.03)	(0.65)	9.59	2.71	14,773	0.86	0.77	4.98	78
F	10.01	0.49	(0.24)	0.25	(0.62)	—	(0.03)	(0.65)	9.61	2.73	21,903	0.78	0.75	5.04	78
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 7.82	$ 0.12	$ 0.43	$ 0.55	$ (0.12)	$ —	$ —	$ (0.12)	$ 8.25	7.07% (5)	$ 391,632	0.66% (6)	0.66% (6)	2.99% (6)	20%
C	7.83	0.09	0.43	0.52	(0.09)	—	—	(0.09)	8.26	6.65 (5)	20,129	1.44 (6)	1.44 (6)	2.22 (6)	20
I	7.82	0.13	0.43	0.56	(0.13)	—	—	(0.13)	8.25	7.19 (5)	1,038,611	0.44 (6)	0.44 (6)	3.21 (6)	20
Y	7.82	0.13	0.43	0.56	(0.13)	—	—	(0.13)	8.25	7.19 (5)	19,075	0.42 (6)	0.42 (6)	3.23 (6)	20
F	7.81	0.14	0.43	0.57	(0.14)	—	—	(0.14)	8.24	7.28 (5)	359,296	0.35 (6)	0.35 (6)	3.31 (6)	20
For the Year Ended October 31, 2023
A	$ 7.80	$ 0.22	$ 0.02	$ 0.24	$ (0.22)	$ —	$ —	$ (0.22)	$ 7.82	3.00%	$ 367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$ 9.04	$ 0.15	$ (1.23)	$ (1.08)	$ (0.16)	$ —	$ —	$ (0.16)	$ 7.80	(12.10)%	$ 364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
The accompanying notes are an integral part of these financial statements.
206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$ 8.93	$ 0.15	$ 0.11	$ 0.26	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.04	2.94%	$ 486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$ 8.88	$ 0.18	$ 0.05	$ 0.23	$ (0.18)	$ —	$ —	$ (0.18)	$ 8.93	2.63%	$ 437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
For the Year Ended October 31, 2019
A	$ 8.37	$ 0.22	$ 0.51	$ 0.73	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.88	8.79%	$ 394,518	0.69%	0.69%	2.49%	15%
C	8.37	0.15	0.52	0.67	(0.15)	—	—	(0.15)	8.89	8.08	66,792	1.44	1.44	1.75	15
I	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.15	516,299	0.44	0.44	2.72	15
Y	8.38	0.24	0.52	0.76	(0.26)	—	—	(0.26)	8.88	9.17	14,391	0.45	0.45	2.74	15
F	8.38	0.24	0.51	0.75	(0.26)	—	—	(0.26)	8.87	9.15	98,172	0.37	0.37	2.76	15
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.59	$ 0.09	$ 0.21	$ 0.30	$ (0.10)	$ —	$ —	$ (0.10)	$ 9.79	3.11% (5)	$ 26,517	0.94% (6)	0.69% (6)	1.89% (6)	8%
C	9.59	0.06	0.21	0.27	(0.06)	—	—	(0.06)	9.80	2.79 (5)	297	1.86 (6)	1.44 (6)	1.14 (6)	8
I	9.55	0.10	0.21	0.31	(0.11)	—	—	(0.11)	9.75	3.26 (5)	4,436	0.76 (6)	0.46 (6)	2.12 (6)	8
F	9.55	0.11	0.20	0.31	(0.11)	—	—	(0.11)	9.75	3.29 (5)	6,490	0.64 (6)	0.39 (6)	2.19 (6)	8
For the Year Ended October 31, 2023
A	$ 9.52	$ 0.16	$ 0.06	$ 0.22	$ (0.15)	$ —	$ —	$ (0.15)	$ 9.59	2.29%	$ 27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
For the Year Ended October 31, 2022
A	$10.19	$ 0.10	$ (0.68)	$ (0.58)	$ (0.09)	$ —	$ —	$ (0.09)	$ 9.52	(5.73)%	$ 31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$ 0.12	$ 0.03	$ 0.15	$ (0.12)	$ (0.00) (14)	$ —	$ (0.12)	$ 10.19	1.52%	$ 21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00) (14)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00) (14)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00) (14)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
For the Year Ended October 31, 2020
A	$10.16	$ 0.16	$ 0.03	$ 0.19	$ (0.16)	$ (0.03)	$ —	$ (0.19)	$ 10.16	1.88%	$ 18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
The accompanying notes are an integral part of these financial statements.
207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2019
A	$ 9.88	$ 0.18	$ 0.28	$ 0.46	$ (0.18)	$ —	$ —	$ (0.18)	$ 10.16	4.66%	$ 16,141	1.09%	0.66%	1.77%	73%
C	9.87	0.17	0.27	0.44	(0.16)	—	—	(0.16)	10.15	4.54	1,362	1.82	0.76	1.66	73
I	9.88	0.20	0.28	0.48	(0.21)	—	—	(0.21)	10.15	4.92	2,212	0.80	0.41	2.01	73
F	9.88	0.20	0.28	0.48	(0.20)	—	—	(0.20)	10.16	4.94	1,700	0.79	0.39	2.03	73
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.32	$ 0.20	$ 0.20	$ 0.40	$ (0.19)	$ —	$ —	$ (0.19)	$ 9.53	4.34% (5)	$ 749,320	0.80% (6)	0.75% (6)	4.13% (6)	21%
C	9.32	0.16	0.21	0.37	(0.16)	—	—	(0.16)	9.53	3.94 (5)	29,195	1.54 (6)	1.54 (6)	3.35 (6)	21
I	9.27	0.21	0.20	0.41	(0.21)	—	—	(0.21)	9.47	4.45 (5)	396,260	0.49 (6)	0.49 (6)	4.40 (6)	21
R3	9.31	0.19	0.19	0.38	(0.18)	—	—	(0.18)	9.51	4.14 (5)	2,613	1.06 (6)	0.95 (6)	3.95 (6)	21
R4	9.30	0.20	0.20	0.40	(0.19)	—	—	(0.19)	9.51	4.36 (5)	3,874	0.73 (6)	0.73 (6)	4.15 (6)	21
R5	9.27	0.20	0.20	0.40	(0.20)	—	—	(0.20)	9.47	4.38 (5)	2,248	0.54 (6)	0.54 (6)	4.35 (6)	21
R6	9.21	0.21	0.20	0.41	(0.22)	—	—	(0.22)	9.40	4.46 (5)	2,187	0.43 (6)	0.43 (6)	4.46 (6)	21
Y	9.25	0.20	0.21	0.41	(0.20)	—	—	(0.20)	9.46	4.47 (5)	2,982	0.53 (6)	0.53 (6)	4.35 (6)	21
F	9.25	0.21	0.20	0.41	(0.22)	—	—	(0.22)	9.44	4.45 (5)	553,648	0.43 (6)	0.43 (6)	4.46 (6)	21
For the Year Ended October 31, 2023
A	$ 9.15	$ 0.30	$ 0.17	$ 0.47	$ (0.30)	$ —	$ —	$ (0.30)	$ 9.32	5.16%	$ 802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$ 0.17	$ (0.85)	$ (0.68)	$ (0.17)	$ —	$ —	$ (0.17)	$ 9.15	(6.87)%	$ 835,605	0.79%	0.78%	1.74%	22% (15)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (15)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (15)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (15)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (15)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (15)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (15)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (15)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (15)
For the Year Ended October 31, 2021
A	$10.00	$ 0.15	$ 0.01(12)	$ 0.16	$ (0.16)	$ —	$ —	$ (0.16)	$ 10.00	1.55%	$ 923,939	0.79%	0.78%	1.54%	35% (15)
C	10.00	0.08	(0.00) (9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (15)
I	9.98	0.18	0.01 (12)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (15)
R3	9.98	0.13	(0.00) (9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (15)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (15)
R5	9.96	0.18	(0.00) (9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (15)
R6	9.93	0.18	0.01 (12)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (15)
Y	9.94	0.18	0.01 (12)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (15)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (15)
The accompanying notes are an integral part of these financial statements.
208

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$ 9.92	$ 0.22	$ 0.08	$ 0.30	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.00	3.07%	$ 847,571	0.84%	0.80%	2.21%	38% (15)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (15)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (15)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (15)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (15)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (15)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (15)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (15)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (15)
For the Year Ended October 31, 2019
A	$ 9.70	$ 0.26	$ 0.22	$ 0.48	$ (0.26)	$ —	$ —	$ (0.26)	$ 9.92	5.05%	$ 653,304	0.84%	0.81%	2.67%	30%
C	9.69	0.19	0.23	0.42	(0.19)	—	—	(0.19)	9.92	4.34	80,498	1.55	1.55	1.93	30
I	9.71	0.29	0.24	0.53	(0.32)	—	—	(0.32)	9.92	5.52	404,974	0.52	0.52	2.95	30
R3	9.67	0.23	0.23	0.46	(0.23)	—	—	(0.23)	9.90	4.78	1,676	1.16	1.15	2.31	30
R4	9.68	0.26	0.23	0.49	(0.26)	—	—	(0.26)	9.91	5.16	7,764	0.74	0.74	2.66	30
R5	9.69	0.29	0.22	0.51	(0.31)	—	—	(0.31)	9.89	5.37	1,412	0.56	0.55	2.93	30
R6 (16)	9.70	0.20	0.17	0.37	(0.20)	—	—	(0.20)	9.87	3.85	11	0.45	0.45	2.99	30
Y	9.67	0.29	0.23	0.52	(0.32)	—	—	(0.32)	9.87	5.43	11,831	0.52	0.52	2.97	30
F	9.72	0.30	0.22	0.52	(0.33)	—	—	(0.33)	9.91	5.44	228,084	0.44	0.44	3.03	30
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 7.21	$ 0.22	$ 0.42	$ 0.64	$ (0.26)	$ —	$ —	$ (0.26)	$ 7.59	8.94% (5)	$ 270,307	0.91% (6)	0.91% (6)	5.78% (6)	35% (17)
C	7.29	0.19	0.43	0.62	(0.23)	—	—	(0.23)	7.68	8.56 (5)	60,024	1.63 (6)	1.63 (6)	5.06 (6)	35 (17)
I	7.23	0.23	0.43	0.66	(0.28)	—	—	(0.28)	7.61	9.09 (5)	1,328,878	0.62 (6)	0.62 (6)	6.07 (6)	35 (17)
R3	7.20	0.21	0.42	0.63	(0.25)	—	—	(0.25)	7.58	8.75 (5)	3,192	1.26 (6)	1.24 (6)	5.45 (6)	35 (17)
R4	7.21	0.22	0.41	0.63	(0.26)	—	—	(0.26)	7.58	8.78 (5)	6,434	0.95 (6)	0.94 (6)	5.75 (6)	35 (17)
R5	7.20	0.23	0.42	0.65	(0.28)	—	—	(0.28)	7.57	8.98 (5)	30,241	0.64 (6)	0.64 (6)	6.05 (6)	35 (17)
R6	7.20	0.23	0.42	0.65	(0.28)	—	—	(0.28)	7.57	9.03 (5)	289,650	0.54 (6)	0.54 (6)	6.15 (6)	35 (17)
Y	7.18	0.23	0.43	0.66	(0.28)	—	—	(0.28)	7.56	9.15 (5)	100,163	0.63 (6)	0.63 (6)	6.07 (6)	35 (17)
F	7.22	0.23	0.43	0.66	(0.28)	—	—	(0.28)	7.60	9.15 (5)	266,636	0.54 (6)	0.54 (6)	6.15 (6)	35 (17)
For the Year Ended October 31, 2023
A	$ 7.18	$ 0.42	$ 0.01	$ 0.43	$ (0.40)	$ —	$ —	$ (0.40)	$ 7.21	5.95%	$ 252,701	0.92%	0.92%	5.59%	75% (17)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (17)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (17)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (17)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (17)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (17)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (17)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (17)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (17)
The accompanying notes are an integral part of these financial statements.
209

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2022
A	$ 9.17	$ 0.31	$ (1.88)	$ (1.57)	$ (0.31)	$ (0.10)	$ (0.01)	$ (0.42)	$ 7.18	(17.56)%	$ 261,960	0.92%	0.92%	3.73%	61% (17)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (17)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (17)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (17)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (17)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (17)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (17)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (17)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (17)
For the Year Ended October 31, 2021
A	$ 9.02	$ 0.27	$ 0.23	$ 0.50	$ (0.25)	$ (0.10)	$ —	$ (0.35)	$ 9.17	5.54%	$ 410,004	0.91%	0.91%	2.87%	52% (17)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (17)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (17)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (17)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (17)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (17)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (17)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (17)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (17)
For the Year Ended October 31, 2020
A	$ 8.64	$ 0.28	$ 0.41	$ 0.69	$ (0.31)	$ —	$ —	$ (0.31)	$ 9.02	8.21%	$ 279,447	0.97%	0.95%	3.21%	69% (17)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (17)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (17)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (17)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (17)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (17)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (17)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (17)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (17)
For the Year Ended October 31, 2019
A	$ 8.41	$ 0.32	$ 0.44	$ 0.76	$ (0.53)	$ —	$ —	$ (0.53)	$ 8.64	9.42%	$ 193,608	1.03%	0.95%	3.80%	74%
C	8.45	0.26	0.44	0.70	(0.46)	—	—	(0.46)	8.69	8.59	50,793	1.75	1.70	3.05	74
I	8.43	0.34	0.45	0.79	(0.55)	—	—	(0.55)	8.67	9.82	264,537	0.73	0.70	4.04	74
R3	8.39	0.30	0.44	0.74	(0.50)	—	—	(0.50)	8.63	9.22	634	1.34	1.25	3.50	74
R4	8.40	0.32	0.45	0.77	(0.53)	—	—	(0.53)	8.64	9.54	209	1.05	0.95	3.80	74
R5	8.40	0.35	0.43	0.78	(0.55)	—	—	(0.55)	8.63	9.78	8,280	0.74	0.65	4.09	74
R6	8.40	0.35	0.44	0.79	(0.56)	—	—	(0.56)	8.63	9.84	1,673	0.63	0.60	4.12	74
Y	8.39	0.35	0.44	0.79	(0.55)	—	—	(0.55)	8.63	9.91	4,824	0.71	0.66	4.09	74
F	8.43	0.35	0.45	0.80	(0.56)	—	—	(0.56)	8.67	9.93	168,465	0.63	0.60	4.15	74
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.28	$ 0.13	$ 0.58	$ 0.71	$ (0.13)	$ —	$ —	$ (0.13)	$ 9.86	7.64% (5)	$ 24,607	0.82% (6)	0.69% (6)	2.64% (6)	13%
C	9.28	0.09	0.58	0.67	(0.09)	—	—	(0.09)	9.86	7.25 (5)	1,460	1.67 (6)	1.44 (6)	1.89 (6)	13
I	9.26	0.14	0.57	0.71	(0.14)	—	—	(0.14)	9.83	7.67 (5)	48,441	0.63 (6)	0.46 (6)	2.87 (6)	13
F	9.26	0.14	0.57	0.71	(0.14)	—	—	(0.14)	9.83	7.71 (5)	14,916	0.50 (6)	0.39 (6)	2.94 (6)	13
The accompanying notes are an integral part of these financial statements.
210

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Sustainable Municipal Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$ 9.29	$ 0.24	$ (0.01)	$ 0.23	$ (0.24)	$ —	$ —	$ (0.24)	$ 9.28	2.38%	$ 24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
For the Year Ended October 31, 2022
A	$11.02	$ 0.17	$ (1.68)	$ (1.51)	$ (0.17)	$ (0.05)	$ —	$ (0.22)	$ 9.29	(13.86)%	$ 29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$ 0.15	$ 0.19	$ 0.34	$ (0.15)	$ —	$ —	$ (0.15)	$ 11.02	3.15%	$ 43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$ 0.20	$ 0.12	$ 0.32	$ (0.20)	$ (0.07)	$ —	$ (0.27)	$ 10.83	3.00%	$ 37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
For the Year Ended October 31, 2019
A	$10.04	$ 0.26	$ 0.74	$ 1.00	$ (0.26)	$ —	$ —	$ (0.26)	$ 10.78	10.05%	$ 22,713	0.99%	0.67%	2.45%	47%
C	10.04	0.24	0.74	0.98	(0.23)	—	—	(0.23)	10.79	9.85	2,714	1.74	0.88	2.27	47
I	10.04	0.28	0.74	1.02	(0.31)	—	—	(0.31)	10.75	10.30	7,227	0.74	0.44	2.69	47
F	10.03	0.29	0.74	1.03	(0.31)	—	—	(0.31)	10.75	10.38	3,584	0.69	0.39	2.71	47
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.48	$ 0.18	$ 0.34	$ 0.52	$ (0.17)	$ —	$ —	$ (0.17)	$ 8.83	6.15% (5)	$ 1,016,029	0.68% (6)	0.68% (6)	4.01% (6)	27% (18)
C	8.58	0.14	0.36	0.50	(0.14)	—	—	(0.14)	8.94	5.76 (5)	4,123	1.57 (6)	1.57 (6)	3.12 (6)	27 (18)
I	8.43	0.19	0.36	0.55	(0.21)	—	—	(0.21)	8.77	6.45 (5)	572,897	0.38 (6)	0.38 (6)	4.30 (6)	27 (18)
R3	8.72	0.17	0.35	0.52	(0.16)	—	—	(0.16)	9.08	5.97 (5)	3,822	1.03 (6)	1.03 (6)	3.66 (6)	27 (18)
R4	8.64	0.18	0.36	0.54	(0.18)	—	—	(0.18)	9.00	6.19 (5)	10,494	0.74 (6)	0.68 (6)	4.00 (6)	27 (18)
R5	8.57	0.19	0.36	0.55	(0.20)	—	—	(0.20)	8.92	6.38 (5)	1,806	0.42 (6)	0.42 (6)	4.28 (6)	27 (18)
R6	8.49	0.20	0.34	0.54	(0.21)	—	—	(0.21)	8.82	6.37 (5)	262,218	0.32 (6)	0.32 (6)	4.37 (6)	27 (18)
Y	8.52	0.19	0.35	0.54	(0.20)	—	—	(0.20)	8.86	6.36 (5)	86,770	0.37 (6)	0.37 (6)	4.31 (6)	27 (18)
F	8.37	0.19	0.35	0.54	(0.21)	—	—	(0.21)	8.70	6.44 (5)	1,265,520	0.32 (6)	0.32 (6)	4.37 (6)	27 (18)
For the Year Ended October 31, 2023
A	$ 8.65	$ 0.32	$ (0.18)	$ 0.14	$ (0.31)	$ —	$ —	$ (0.31)	$ 8.48	1.51%	$ 958,940	0.69%	0.69%	3.53%	59% (18)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (18)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (18)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (18)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (18)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (18)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (18)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (18)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (18)
The accompanying notes are an integral part of these financial statements.
211

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$10.92	$ 0.23	$ (2.08)	$ (1.85)	$ (0.24)	$ (0.18)	$ —	$ (0.42)	$ 8.65	(17.46)%	$ 956,670	0.68%	0.68%	2.34%	61% (18)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (18)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (18)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (18)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (18)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (18)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (18)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (18)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (18)
For the Year Ended October 31, 2021
A	$11.13	$ 0.18	$ (0.10)	$ 0.08	$ (0.21)	$ (0.08)	$ —	$ (0.29)	$ 10.92	0.68%	$ 1,268,773	0.68%	0.68%	1.65%	51% (18)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (18)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (18)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (18)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (18)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (18)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (18)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (18)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (18)
For the Year Ended October 31, 2020
A	$10.66	$ 0.24	$ 0.49	$ 0.73	$ (0.26)	$ —	$ —	$ (0.26)	$ 11.13	6.88%	$ 1,202,398	0.71%	0.71%	2.17%	50% (18)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (18)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (18)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (18)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (18)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (18)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (18)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (18)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (18)
For the Year Ended October 31, 2019
A	$ 9.92	$ 0.30	$ 0.79	$ 1.09	$ (0.35)	$ —	$ —	$ (0.35)	$ 10.66	11.24%	$ 940,594	0.74%	0.74%	2.90%	71%
C	9.97	0.22	0.80	1.02	(0.22)	—	—	(0.22)	10.77	10.37	27,334	1.54	1.54	2.12	71
I	9.95	0.33	0.79	1.12	(0.42)	—	—	(0.42)	10.65	11.49	108,633	0.42	0.42	3.19	71
R3	10.14	0.27	0.82	1.09	(0.28)	—	—	(0.28)	10.95	10.93	4,769	1.08	1.07	2.58	71
R4	10.09	0.30	0.81	1.11	(0.35)	—	—	(0.35)	10.85	11.20	11,476	0.77	0.76	2.89	71
R5	10.06	0.33	0.83	1.16	(0.41)	—	—	(0.41)	10.81	11.80	1,049	0.48	0.48	3.22	71
R6	10.03	0.32	0.82	1.14	(0.43)	—	—	(0.43)	10.74	11.67	40,368	0.35	0.34	3.04	71
Y	10.04	0.34	0.81	1.15	(0.43)	—	—	(0.43)	10.76	11.68	488,228	0.41	0.40	3.25	71
F	9.90	0.34	0.78	1.12	(0.43)	—	—	(0.43)	10.59	11.58	562,418	0.36	0.36	3.29	71
The accompanying notes are an integral part of these financial statements.
212

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.54	$ 0.17	$ 0.22	$ 0.39	$ (0.18)	$ —	$ —	$ (0.18)	$ 9.75	4.02% (5)	$ 246,060	1.02% (6)	1.02% (6)	3.44% (6)	51% (19)
C	9.24	0.13	0.21	0.34	(0.14)	—	—	(0.14)	9.44	3.63 (5)	12,583	1.77 (6)	1.77 (6)	2.68 (6)	51 (19)
I	9.64	0.19	0.21	0.40	(0.19)	—	—	(0.19)	9.85	4.12 (5)	1,090,904	0.72 (6)	0.72 (6)	3.73 (6)	51 (19)
R3	9.43	0.15	0.22	0.37	(0.16)	—	—	(0.16)	9.64	3.90 (5)	1,100	1.34 (6)	1.34 (6)	3.13 (6)	51 (19)
R4	9.56	0.17	0.21	0.38	(0.17)	—	—	(0.17)	9.77	4.00 (5)	1,168	1.04 (6)	1.03 (6)	3.42 (6)	51 (19)
R5	9.64	0.18	0.22	0.40	(0.19)	—	—	(0.19)	9.85	4.12 (5)	8,212	0.74 (6)	0.74 (6)	3.72 (6)	51 (19)
R6	9.69	0.19	0.21	0.40	(0.19)	—	—	(0.19)	9.90	4.15 (5)	149,964	0.63 (6)	0.63 (6)	3.83 (6)	51 (19)
Y	9.67	0.18	0.22	0.40	(0.19)	—	—	(0.19)	9.88	4.11 (5)	86,953	0.73 (6)	0.73 (6)	3.72 (6)	51 (19)
F	9.66	0.19	0.22	0.41	(0.19)	—	—	(0.19)	9.88	4.27 (5)	1,836,451	0.63 (6)	0.63 (6)	3.84 (6)	51 (19)
For the Year Ended October 31, 2023
A	$ 9.65	$ 0.27	$ (0.19)	$ 0.08	$ (0.19)	$ —	$ —	$ (0.19)	$ 9.54	0.84%	$ 249,735	1.01%	1.00%	2.72%	82% (19)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (19)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (19)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (19)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (19)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (19)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (19)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (19)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (19)
For the Year Ended October 31, 2022
A	$10.45	$ 0.08	$ (0.76)	$ (0.68)	$ (0.07)	$ (0.03)	$ (0.02)	$ (0.12)	$ 9.65	(6.58)%	$ 284,248	1.00%	0.99%	0.81%	85% (19)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (19)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (19)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (19)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (19)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (19)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (19)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (19)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (19)
For the Year Ended October 31, 2021
A	$10.59	$ 0.05	$ (0.11)	$ (0.06)	$ (0.08)	$ —	$ —	$ (0.08)	$ 10.45	(0.54)%	$ 354,409	1.01%	1.01%	0.44%	104% (19)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (19)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (19)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (19)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (19)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (19)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (19)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (19)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (19)
The accompanying notes are an integral part of these financial statements.
213

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2020
A	$10.75	$ 0.06	$ 0.02	$ 0.08	$ (0.19)	$ (0.05)	$ —	$ (0.24)	$ 10.59	0.80%	$ 414,356	1.02%	1.02%	0.59%	125% (19)
C	10.54	(0.01)	0.01	0.00 (9)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (10)	64,578	1.75	1.75	(0.14)	125 (19)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (19)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (19)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (19)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (19)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (19)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (19)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (19)
For the Year Ended October 31, 2019
A	$10.65	$ 0.10	$ 0.49	$ 0.59	$ (0.48)	$ (0.01)	$ —	$ (0.49)	$ 10.75	5.68%	$ 419,891	1.02%	1.02%	0.98%	93%
C	10.45	0.03	0.47	0.50	(0.40)	(0.01)	—	(0.41)	10.54	4.92	81,694	1.75	1.75	0.26	93
I	10.72	0.14	0.48	0.62	(0.50)	(0.01)	—	(0.51)	10.83	6.02	2,223,706	0.74	0.74	1.26	93
R3	10.58	0.07	0.48	0.55	(0.44)	(0.01)	—	(0.45)	10.68	5.39	1,946	1.36	1.35	0.63	93
R4	10.65	0.09	0.51	0.60	(0.48)	(0.01)	—	(0.49)	10.76	5.71	10,651	0.96	0.96	0.84	93
R5	10.72	0.13	0.50	0.63	(0.50)	(0.01)	—	(0.51)	10.84	6.00	6,404	0.76	0.76	1.23	93
R6	10.76	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.88	6.09	17,230	0.64	0.64	1.34	93
Y	10.75	0.14	0.50	0.64	(0.51)	(0.01)	—	(0.52)	10.87	6.04	522,050	0.73	0.70	1.31	93
F	10.74	0.15	0.48	0.63	(0.51)	(0.01)	—	(0.52)	10.85	6.11	2,027,555	0.64	0.64	1.35	93

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on June 7, 2022.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Per share amount is less than $0.005.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on March 1, 2021.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(13)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47% for the six-month period ended April 30, 2024 and 93%, 70%, 84% and 211% for the fiscal years ended October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(14)	Amount is less than $0.01 per share.
(15)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23%, 38% and 43% for the fiscal years ended October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(16)	Commenced operations on February 28, 2019.
(17)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 100% for the six-month period ended April 30, 2024 and 208%, 202%,141% and 180% for the fiscal years ended October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(18)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 204% for the six-month period ended April 30, 2024 and 428%, 446%, 473% and 545% for the fiscal years ended October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
(19)	Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 59% for the six-month period ended April 30, 2024 and 100%, 94%, 132% and 168% for the fiscal years ended October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.
The accompanying notes are an integral part of these financial statements.
214

Hartford Fixed Income Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-seven series, as of April 30, 2024. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")
The Hartford Floating Rate Fund (the "Floating Rate Fund")
The Hartford High Yield Fund (the "High Yield Fund")
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund") (formerly, The Hartford Floating Rate High Income Fund)
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")
The Hartford Short Duration Fund (the "Short Duration Fund")
The Hartford Strategic Income Fund (the "Strategic Income Fund")
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")
The Hartford World Bond Fund (the "World Bond Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Dynamic Bond Fund, Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R3 and Class R4 shares. Each Fund, except Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R5 shares. Each Fund, except Municipal Short Duration Fund and Sustainable Municipal Bond Fund, has registered for sale Class Y shares. Dynamic Bond Fund, High Yield Fund, Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Class C shares  of the Total Return Bond Fund are  closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that
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becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
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U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
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A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2024.
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c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2024.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2024.
e)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2024.
f)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
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4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2024, the Inflation Plus Fund had entered into Bond Forwards.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2024, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)
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or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2024, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.
e)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in
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 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2024, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Inflation Plus Fund, Low Duration High Income Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2024, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2024, each of Floating Rate Fund, Inflation Plus Fund and Low Duration High Income Fund had used Total Return Swap Contracts.
222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

f)	Additional Derivative Instrument Information:
Dynamic Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 58,118	$ —	$ —	$ —	$ —	$ 58,118
Total	$ 58,118	$ —	$ —	$ —	$ —	$ 58,118

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 181,956	$ —	$ —	$ —	$ —	$ 181,956
Net realized gain (loss) on swap contracts	—	—	117,124	—	—	117,124
Total	$ 181,956	$ —	$ 117,124	$ —	$ —	$ 299,080
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 57,825	$ —	$ —	$ —	$ —	$ 57,825
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(25,469)	—	—	(25,469)
Total	$ 57,825	$ —	$ (25,469)	$ —	$ —	$ 32,356
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Futures Contracts Number of Short Contracts	(7)
Swap Contracts at Notional Amount	$ 16,320
223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ —	$ 50,884	$ —	$ —	$ —	$ 50,884
Unrealized appreciation on futures contracts(1)	87,638	—	—	—	—	87,638
Unrealized appreciation on foreign currency contracts	—	621,071	—	—	—	621,071
Unrealized appreciation on swap contracts(2)	114,783	—	1,063	—	—	115,846
Total	$ 202,421	$ 671,955	$ 1,063	$ —	$ —	$ 875,439
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 85,119	$ —	$ —	$ —	$ —	$ 85,119
Unrealized depreciation on foreign currency contracts	—	904,540	—	—	—	904,540
Written options, market value	—	34,020	—	—	—	34,020
Unrealized depreciation on swap contracts(2)	132,000	—	—	—	—	132,000
Total	$ 217,119	$ 938,560	$ —	$ —	$ —	$ 1,155,679

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ (86,641)	$ —	$ —	$ —	$ (86,641)
Net realized gain (loss) on futures contracts	(60,925)	—	—	—	—	(60,925)
Net realized gain (loss) on written options contracts	—	21,906	—	—	—	21,906
Net realized gain (loss) on swap contracts	(25,739)	—	1,415	—	—	(24,324)
Net realized gain (loss) on foreign currency contracts	—	60,882	—	—	—	60,882
Total	$ (86,664)	$ (3,853)	$ 1,415	$ —	$ —	$ (89,102)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ (2,151)	$ —	$ —	$ —	$ (2,151)
Net change in unrealized appreciation (depreciation) of futures contracts	5,544	—	—	—	—	5,544
Net change in unrealized appreciation (depreciation) of written options contracts	—	7,490	—	—	—	7,490
Net change in unrealized appreciation (depreciation) of swap contracts	(20,317)	—	1,063	—	—	(19,254)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(219,011)	—	—	—	(219,011)
Total	$ (14,773)	$ (213,672)	$ 1,063	$ —	$ —	$ (227,382)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 8,629,000
Futures Contracts Number of Long Contracts	23
Futures Contracts Number of Short Contracts	(34)
Written Options at Notional Amount	$ (3,815,000)
Swap Contracts at Notional Amount	$ 3,526,320,834
Foreign Currency Contracts Purchased at Contract Amount	$ 41,574,435
Foreign Currency Contracts Sold at Contract Amount	$ 30,155,999
224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 42,416	$ —	$ —	$ —	$ —	$ 42,416
Unrealized appreciation on foreign currency contracts	—	183,666	—	—	—	183,666
Unrealized appreciation on swap contracts(2)	1,962,013	—	35,120	—	—	1,997,133
Total	$ 2,004,429	$ 183,666	$ 35,120	$ —	$ —	$ 2,223,215
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 106,989	$ —	$ —	$ —	$ 106,989
Total	$ —	$ 106,989	$ —	$ —	$ —	$ 106,989

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (3,276)	$ —	$ —	$ —	$ —	$ (3,276)
Net realized gain (loss) on swap contracts	6,321,531	—	(2,921,625)	—	—	3,399,906
Net realized gain (loss) on foreign currency contracts	—	(294,844)	—	—	—	(294,844)
Total	$ 6,318,255	$ (294,844)	$ (2,921,625)	$ —	$ —	$ 3,101,786
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (29,225)	$ —	$ —	$ —	$ —	$ (29,225)
Net change in unrealized appreciation (depreciation) of swap contracts	(62,627)	—	12,114	—	—	(50,513)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	467,841	—	—	—	467,841
Total	$ (91,852)	$ 467,841	$ 12,114	$ —	$ —	$ 388,103
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Futures Contracts Number of Short Contracts	(35)
Swap Contracts at Notional Amount	$ 99,453,667
Foreign Currency Contracts Purchased at Contract Amount	$ 9,032,255
Foreign Currency Contracts Sold at Contract Amount	$ 156,383,559
225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 26,339	$ —	$ —	$ —	$ —	$ 26,339
Unrealized appreciation on foreign currency contracts	—	17,227	—	—	—	17,227
Total	$ 26,339	$ 17,227	$ —	$ —	$ —	$ 43,566
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 38,403	$ —	$ —	$ —	$ 38,403
Total	$ —	$ 38,403	$ —	$ —	$ —	$ 38,403

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 6,172	$ —	$ —	$ —	$ —	$ 6,172
Net realized gain (loss) on foreign currency contracts	—	100,957	—	—	—	100,957
Total	$ 6,172	$ 100,957	$ —	$ —	$ —	$ 107,129
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 14,567	$ —	$ —	$ —	$ —	$ 14,567
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	17,845	—	—	—	17,845
Total	$ 14,567	$ 17,845	$ —	$ —	$ —	$ 32,412
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Sold at Contract Amount	$ 19,001,811
226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 952,497	$ —	$ —	$ —	$ —	$ 952,497
Unrealized appreciation on foreign currency contracts	—	507,674	—	—	—	507,674
Unrealized appreciation on swap contracts(2)	4,190,718	—	57,660	—	—	4,248,378
Total	$ 5,143,215	$ 507,674	$ 57,660	$ —	$ —	$ 5,708,549
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 1,675,095	$ —	$ —	$ —	$ —	$ 1,675,095
Unrealized depreciation on bond forward contracts	45,474	—	—	—	—	45,474
Unrealized depreciation on foreign currency contracts	—	252,281	—	—	—	252,281
Unrealized depreciation on swap contracts(2)	40,567	—	145,325	—	—	185,892
Total	$ 1,761,136	$ 252,281	$ 145,325	$ —	$ —	$ 2,158,742

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ —	$ (54,806)	$ —	$ —	$ —	$ (54,806)
Net realized gain (loss) on futures contracts	1,427,505	—	—	—	—	1,427,505
Net realized gain (loss) on swap contracts	2,126,794	—	(43,952)	—	—	2,082,842
Net realized gain (loss) on bond forward contracts	137,681	—	—	—	—	137,681
Net realized gain (loss) on foreign currency contracts	—	(688,218)	—	—	—	(688,218)
Total	$ 3,691,980	$ (743,024)	$ (43,952)	$ —	$ —	$ 2,905,004
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ —	$ 54,789	$ —	$ —	$ —	$ 54,789
Net change in unrealized appreciation (depreciation) of futures contracts	(1,402,463)	—	—	—	—	(1,402,463)
Net change in unrealized appreciation (depreciation) of swap contracts	(2,468,350)	—	17,950	—	—	(2,450,400)
Net change in unrealized appreciation (depreciation) of bond forward contracts	19,788	—	—	—	—	19,788
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	271,946	—	—	—	271,946
Total	$ (3,851,025)	$ 326,735	$ 17,950	$ —	$ —	$ (3,506,340)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	800
Futures Contracts Number of Short Contracts	(245)
Swap Contracts at Notional Amount	$ 66,160,167
Bond Forward Contracts at Notional Amount	$ 53,208,038
Foreign Currency Contracts Purchased at Contract Amount	$ 31,179,308
Foreign Currency Contracts Sold at Contract Amount	$ 60,072,370
227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 8,789	$ —	$ —	$ —	$ 8,789
Unrealized appreciation on swap contracts(1)	370,859	—	—	—	—	370,859
Total	$ 370,859	$ 8,789	$ —	$ —	$ —	$ 379,648
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 410,218	$ —	$ —	$ —	$ —	$ 410,218
Unrealized depreciation on foreign currency contracts	—	24,921	—	—	—	24,921
Total	$ 410,218	$ 24,921	$ —	$ —	$ —	$ 435,139

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (574,394)	$ —	$ —	$ —	$ —	$ (574,394)
Net realized gain (loss) on swap contracts	1,417,764	—	(676,215)	—	—	741,549
Net realized gain (loss) on foreign currency contracts	—	(563,485)	—	—	—	(563,485)
Total	$ 843,370	$ (563,485)	$ (676,215)	$ —	$ —	$ (396,330)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (430,591)	$ —	$ —	$ —	$ —	$ (430,591)
Net change in unrealized appreciation (depreciation) of swap contracts	(24,024)	—	(7,610)	—	—	(31,634)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	68,796	—	—	—	68,796
Total	$ (454,615)	$ 68,796	$ (7,610)	$ —	$ —	$ (393,429)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	103
Futures Contracts Number of Short Contracts	(21)
Swap Contracts at Notional Amount	$ 18,385,375
Foreign Currency Contracts Purchased at Contract Amount	$ 2,064,425
Foreign Currency Contracts Sold at Contract Amount	$ 19,304,879
228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 5,401,367	$ —	$ —	$ —	$ —	$ 5,401,367
Unrealized appreciation on foreign currency contracts	—	72,875	—	—	—	72,875
Total	$ 5,401,367	$ 72,875	$ —	$ —	$ —	$ 5,474,242
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 3,122,694	$ —	$ —	$ —	$ —	$ 3,122,694
Unrealized depreciation on foreign currency contracts	—	9,577	—	—	—	9,577
Total	$ 3,122,694	$ 9,577	$ —	$ —	$ —	$ 3,132,271

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 1,528,569	$ —	$ —	$ —	$ —	$ 1,528,569
Net realized gain (loss) on foreign currency contracts	—	(126,516)	—	—	—	(126,516)
Total	$ 1,528,569	$ (126,516)	$ —	$ —	$ —	$ 1,402,053
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 498,712	$ —	$ —	$ —	$ —	$ 498,712
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	101,162	—	—	—	101,162
Total	$ 498,712	$ 101,162	$ —	$ —	$ —	$ 599,874
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,561
Futures Contracts Number of Short Contracts	(2,049)
Foreign Currency Contracts Purchased at Contract Amount	$ 2,359,048
Foreign Currency Contracts Sold at Contract Amount	$ 25,172,155
229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 7,489,894	$ —	$ —	$ —	$ —	$ 7,489,894
Unrealized appreciation on foreign currency contracts	—	5,990,569	—	—	—	5,990,569
Unrealized appreciation on swap contracts(2)	5,367,180	—	314,892	—	—	5,682,072
Total	$ 12,857,074	$ 5,990,569	$ 314,892	$ —	$ —	$ 19,162,535
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 20,278,741	$ —	$ —	$ —	$ —	$ 20,278,741
Unrealized depreciation on foreign currency contracts	—	235,526	—	—	—	235,526
Unrealized depreciation on swap contracts(2)	—	—	331,055	—	—	331,055
Total	$ 20,278,741	$ 235,526	$ 331,055	$ —	$ —	$ 20,845,322

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 8,975,538	$ —	$ —	$ —	$ —	$ 8,975,538
Net realized gain (loss) on swap contracts	4,931,055	—	4,108,966	—	—	9,040,021
Net realized gain (loss) on foreign currency contracts	—	(2,789,610)	—	—	—	(2,789,610)
Total	$ 13,906,593	$ (2,789,610)	$ 4,108,966	$ —	$ —	$ 15,225,949
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (797,930)	$ —	$ —	$ —	$ —	$ (797,930)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,498,696)	—	14,329	—	—	(1,484,367)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,787,104	—	—	—	3,787,104
Total	$ (2,296,626)	$ 3,787,104	$ 14,329	$ —	$ —	$ 1,504,807
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	7,249
Futures Contracts Number of Short Contracts	(3,114)
Swap Contracts at Notional Amount	$ 213,552,417
Foreign Currency Contracts Purchased at Contract Amount	$ 18,682,019
Foreign Currency Contracts Sold at Contract Amount	$ 368,811,435
230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 8,549,898	$ —	$ —	$ —	$ —	$ 8,549,898
Unrealized appreciation on foreign currency contracts	—	1,996,681	—	—	—	1,996,681
Unrealized appreciation on swap contracts(2)	12,011,053	—	—	—	—	12,011,053
Total	$ 20,560,951	$ 1,996,681	$ —	$ —	$ —	$ 22,557,632
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 8,409,285	$ —	$ —	$ —	$ —	$ 8,409,285
Unrealized depreciation on foreign currency contracts	—	16,621	—	—	—	16,621
Total	$ 8,409,285	$ 16,621	$ —	$ —	$ —	$ 8,425,906

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 15,920	$ —	$ —	$ —	$ —	$ 15,920
Net realized gain (loss) on futures contracts	4,562,854	—	—	—	—	4,562,854
Net realized gain (loss) on swap contracts	(644,785)	—	1,736,646	—	—	1,091,861
Net realized gain (loss) on foreign currency contracts	—	(1,097,322)	—	—	—	(1,097,322)
Total	$ 3,933,989	$ (1,097,322)	$ 1,736,646	$ —	$ —	$ 4,573,313
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (5,898,482)	$ —	$ —	$ —	$ —	$ (5,898,482)
Net change in unrealized appreciation (depreciation) of swap contracts	(2,557,660)	—	329,592	—	—	(2,228,068)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,027,178	—	—	—	1,027,178
Total	$ (8,456,142)	$ 1,027,178	$ 329,592	$ —	$ —	$ (7,099,372)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 7,150,000
Futures Contracts Number of Long Contracts	3,870
Futures Contracts Number of Short Contracts	(3,210)
Swap Contracts at Notional Amount	$ 80,194,083
Foreign Currency Contracts Purchased at Contract Amount	$ 3,687,945
Foreign Currency Contracts Sold at Contract Amount	$ 73,775,369
231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ 10,161,296	$ 999,715	$ —	$ —	$ —	$ 11,161,011
Unrealized appreciation on futures contracts(1)	6,798,013	—	—	—	—	6,798,013
Unrealized appreciation on foreign currency contracts	—	95,758,172	—	—	—	95,758,172
Unrealized appreciation on swap contracts(2)	14,011,206	—	252,450	—	—	14,263,656
Total	$ 30,970,515	$ 96,757,887	$ 252,450	$ —	$ —	$ 127,980,852
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 8,099,695	$ —	$ —	$ —	$ —	$ 8,099,695
Unrealized depreciation on foreign currency contracts	—	47,969,623	—	—	—	47,969,623
Written options, market value	2,640,008	404,331	—	—	—	3,044,339
Unrealized depreciation on swap contracts(2)	11,830,265	—	56,653	—	—	11,886,918
Total	$ 22,569,968	$ 48,373,954	$ 56,653	$ —	$ —	$ 71,000,575

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ (1,181,031)	$ —	$ —	$ —	$ —	$ (1,181,031)
Net realized gain (loss) on futures contracts	7,688,049	—	—	—	—	7,688,049
Net realized gain (loss) on written options contracts	1,756,460	142,123	—	—	—	1,898,583
Net realized gain (loss) on swap contracts	(1,774,690)	—	(1,466,877)	—	—	(3,241,567)
Net realized gain (loss) on foreign currency contracts	—	4,471,226	—	—	—	4,471,226
Total	$ 6,488,788	$ 4,613,349	$ (1,466,877)	$ —	$ —	$ 9,635,260
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 1,037,013	$ 405,527	$ —	$ —	$ —	$ 1,442,540
Net change in unrealized appreciation (depreciation) of futures contracts	(2,935,095)	—	—	—	—	(2,935,095)
Net change in unrealized appreciation (depreciation) of written options contracts	(196,141)	189,824	—	—	—	(6,317)
Net change in unrealized appreciation (depreciation) of swap contracts	7,934,483	—	(221,614)	—	—	7,712,869
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	8,617,982	—	—	—	8,617,982
Total	$ 5,840,260	$ 9,213,333	$ (221,614)	$ —	$ —	$ 14,831,979
232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

World Bond Fund – (continued)

For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 1,483,965,666
Futures Contracts Number of Long Contracts	5,899
Futures Contracts Number of Short Contracts	(4,389)
Written Options at Notional Amount	$ (435,389,665)
Swap Contracts at Notional Amount	$ 98,742,586,643
Foreign Currency Contracts Purchased at Contract Amount	$ 4,478,117,835
Foreign Currency Contracts Sold at Contract Amount	$ 6,349,881,379
g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Dynamic Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 58,118	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	58,118	—
Derivatives not subject to a MNA	(58,118)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 621,071	$ (904,540)
Futures contracts	87,638	(85,119)
Purchased options	50,884	—
Swap contracts	115,846	(132,000)
Written options	—	(34,020)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	875,439	(1,155,679)
Derivatives not subject to a MNA	(194,599)	217,119
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 680,840	$ (938,560)

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 65,535	$ (55,531)	$ —	$ —	$ 10,004
Bank of Montreal	46,915	—	—	—	46,915
Barclays	72,755	(72,755)	—	—	—
BNP Paribas Securities Services	17,528	(17,528)	—	—	—
Canadian Imperial Bank of Commerce	366	—	—	—	366
Citibank NA	118,527	(113,847)	—	—	4,680
Credit Agricole	120	—	—	—	120
Deutsche Bank Securities, Inc.	114,374	(114,211)	—	—	163
Goldman Sachs & Co.	65,425	(55,252)	—	—	10,173
JP Morgan Chase & Co.	26,914	(26,914)	—	—	—
Morgan Stanley	66,212	(66,212)	—	—	—
RBC Dominion Securities, Inc.	15,693	(5,510)	—	—	10,183
Societe Generale Group	1,421	—	—	—	1,421
Standard Chartered Bank	5,268	(5,268)	—	—	—
State Street Global Markets LLC	774	(774)	—	—	—
UBS AG	62,416	(12,386)	—	—	50,030
Wells Fargo Bank NA	597	—	—	—	597
Total	$ 680,840	$ (546,188)	$ —	$ —	$ 134,652

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (55,531)	$ 55,531	$ —	$ —	$ —
Barclays	(160,310)	72,755	—	—	(87,555)
BNP Paribas Securities Services	(57,842)	17,528	—	—	(40,314)
Citibank NA	(113,847)	113,847	—	—	—
Deutsche Bank Securities, Inc.	(114,211)	114,211	—	—	—
Goldman Sachs & Co.	(55,252)	55,252	—	—	—
JP Morgan Chase & Co.	(130,778)	26,914	—	—	(103,864)
Morgan Stanley	(223,776)	66,212	—	157,564	—
RBC Dominion Securities, Inc.	(5,510)	5,510	—	—	—
Standard Chartered Bank	(7,798)	5,268	—	—	(2,530)
State Street Global Markets LLC	(834)	774	—	—	(60)
UBS AG	(12,386)	12,386	—	—	—
Westpac International	(485)	—	—	—	(485)
Total	$ (938,560)	$ 546,188	$ —	$ 157,564	$ (234,808)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 183,666	$ (106,989)
Futures contracts	42,416	—
Swap contracts	1,997,133	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,223,215	(106,989)
Derivatives not subject to a MNA	(77,536)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 2,145,679	$ (106,989)

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 1,030,144	$ (22,680)	$ —	$ (790,000)	$ 217,464
Morgan Stanley	1,115,535	—	—	(940,000)	175,535
Total	$ 2,145,679	$ (22,680)	$ —	$ (1,730,000)	$ 392,999

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (83,769)	$ —	$ —	$ —	$ (83,769)
BNP Paribas Securities Services	(22,680)	22,680	—	—	—
JP Morgan Chase & Co.	(540)	—	—	—	(540)
Total	$ (106,989)	$ 22,680	$ —	$ —	$ (84,309)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 17,227	$ (38,403)
Futures contracts	26,339	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	43,566	(38,403)
Derivatives not subject to a MNA	(26,339)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 17,227	$ (38,403)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 17,227	$ —	$ —	$ —	$ 17,227
Total	$ 17,227	$ —	$ —	$ —	$ 17,227

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (38,403)	$ —	$ —	$ —	$ (38,403)
Total	$ (38,403)	$ —	$ —	$ —	$ (38,403)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	—	(45,474)
Foreign currency contracts	$ 507,674	$ (252,281)
Futures contracts	952,497	(1,675,095)
Swap contracts	4,248,378	(185,892)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,708,549	(2,158,742)
Derivatives not subject to a MNA	(1,906,096)	1,820,420
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 3,802,453	$ (338,322)

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$ 1,063,273	$ (24,190)	$ —	$ —	$ 1,039,083
Barclays	15,728	—	—	—	15,728
BNP Paribas Securities Services	23,773	—	—	—	23,773
Citibank NA	2,455,680	(117,803)	—	(2,310,000)	27,877
JP Morgan Chase & Co.	174,153	(145,797)	—	—	28,356
Morgan Stanley	3,484	(3,484)	—	—	—
Toronto-Dominion Bank	66,362	—	—	—	66,362
Total	$ 3,802,453	$ (291,274)	$ —	$ (2,310,000)	$ 1,201,179

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$ (24,190)	$ 24,190	$ —	$ —	$ —
Citibank NA	(117,803)	117,803	—	—	—
JP Morgan Chase & Co.	(145,797)	145,797	—	—	—
Morgan Stanley	(50,035)	3,484	—	—	(46,551)
Standard Chartered Bank	(497)	—	—	—	(497)
Total	$ (338,322)	$ 291,274	$ —	$ —	$ (47,048)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 8,789	$ (24,921)
Futures contracts	—	(410,218)
Swap contracts	370,859	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	379,648	(435,139)
Derivatives not subject to a MNA	—	410,218
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 379,648	$ (24,921)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 183,213	$ —	$ —	$ —	$ 183,213
Citibank NA	709	—	—	—	709
Morgan Stanley	195,726	(3,495)	—	(190,000)	2,231
Total	$ 379,648	$ (3,495)	$ —	$ (190,000)	$ 186,153

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of Montreal	$ (8,842)	$ —	$ —	$ —	$ (8,842)
Barclays	(12,584)	—	—	—	(12,584)
Morgan Stanley	(3,495)	3,495	—	—	—
Total	$ (24,921)	$ 3,495	$ —	$ —	$ (21,426)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 72,875	$ (9,577)
Futures contracts	5,401,367	(3,122,694)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,474,242	(3,132,271)
Derivatives not subject to a MNA	(5,401,367)	3,122,694
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 72,875	$ (9,577)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 21,545	$ —	$ —	$ —	$ 21,545
Deutsche Bank Securities, Inc.	51,330	(9,577)	—	—	41,753
Total	$ 72,875	$ (9,577)	$ —	$ —	$ 63,298

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (9,577)	$ 9,577	$ —	$ —	$ —
Total	$ (9,577)	$ 9,577	$ —	$ —	$ —

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 5,990,569	$ (235,526)
Futures contracts	7,489,894	(20,278,741)
Swap contracts	5,682,072	(331,055)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,162,535	(20,845,322)
Derivatives not subject to a MNA	(13,122,927)	20,288,399
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 6,039,608	$ (556,923)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$ 250	$ (250)	$ —	$ —	$ —
Bank of America Securities LLC	101,655	(39,175)	—	—	62,480
Bank of Montreal	92,782	—	—	—	92,782
BNP Paribas Securities Services	2,898,953	(492)	—	—	2,898,461
Canadian Imperial Bank of Commerce	25,609	—	—	—	25,609
Citibank NA	134,981	—	—	—	134,981
Credit Agricole	9,872	—	—	—	9,872
Deutsche Bank Securities, Inc.	587,707	—	—	—	587,707
Goldman Sachs & Co.	455,049	(272)	—	(300,000)	154,777
Morgan Stanley	1,671,593	(321,397)	—	—	1,350,196
RBC Dominion Securities, Inc.	58,958	—	—	—	58,958
Standard Chartered Bank	2,199	—	—	—	2,199
Total	$ 6,039,608	$ (361,586)	$ —	$ (300,000)	$ 5,378,022

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$ (13,604)	$ 250	$ —	$ —	$ (13,354)
Bank of America Securities LLC	(39,175)	39,175	—	—	—
Barclays	(62,608)	—	—	—	(62,608)
BNP Paribas Securities Services	(492)	492	—	—	—
Goldman Sachs & Co.	(272)	272	—	—	—
JP Morgan Chase & Co.	(102,959)	—	102,959	—	—
Morgan Stanley	(321,397)	321,397	—	—	—
NatWest Markets Plc	(13,926)	—	—	—	(13,926)
State Street Global Markets LLC	(1,802)	—	—	—	(1,802)
UBS AG	(688)	—	—	—	(688)
Total	$ (556,923)	$ 361,586	$ 102,959	$ —	$ (92,378)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 1,996,681	$ (16,621)
Futures contracts	8,549,898	(8,409,285)
Swap contracts	12,011,053	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	22,557,632	(8,425,906)
Derivatives not subject to a MNA	(20,560,951)	8,409,285
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 1,996,681	$ (16,621)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$ 1,557,641	$ —	$ —	$ —	$ 1,557,641
Goldman Sachs & Co.	439,040	—	—	—	439,040
Total	$ 1,996,681	$ —	$ —	$ —	$ 1,996,681

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (16,621)	$ —	$ —	$ —	$ (16,621)
Total	$ (16,621)	$ —	$ —	$ —	$ (16,621)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 95,758,172	$ (47,969,623)
Futures contracts	6,798,013	(8,099,695)
Purchased options	11,161,011	—
Swap contracts	14,263,656	(11,886,918)
Written options	—	(3,044,339)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	127,980,852	(71,000,575)
Derivatives not subject to a MNA	(24,583,578)	21,733,342
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 103,397,274	$ (49,267,233)

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$ 27,163	$ (27,163)	$ —	$ —	$ —
Bank of America Securities LLC	6,062,171	(2,376,466)	—	—	3,685,705
Barclays	4,460,226	(4,460,226)	—	—	—
BNP Paribas Securities Services	13,956,478	(8,458,697)	—	(20,000)	5,477,781
Canadian Imperial Bank of Commerce	115,119	—	—	—	115,119
Citibank NA	7,297,132	(3,710,839)	—	(3,586,293)	—
Credit Agricole	56,993	(56,993)	—	—	—
Deutsche Bank Securities, Inc.	2,560,701	(2,560,701)	—	—	—
Goldman Sachs & Co.	2,439,251	(2,439,251)	—	—	—
JP Morgan Chase & Co.	11,931,699	(6,608,199)	—	—	5,323,500
Morgan Stanley	7,907,105	(7,795,673)	—	—	111,432
RBC Dominion Securities, Inc.	14,286,127	(896,106)	—	—	13,390,021
RBS Greenwich Capital	1,307,297	—	—	—	1,307,297
Societe Generale Group	171,045	(116,528)	—	—	54,517
Standard Chartered Bank	359,421	(10,331)	—	—	349,090
State Street Global Markets LLC	4,018,272	(1,059,154)	—	—	2,959,118
Toronto-Dominion Bank	13,932,950	(3,756,612)	—	—	10,176,338
UBS AG	10,777,512	(2,761,368)	—	(3,562,000)	4,454,144
Westpac International	1,730,612	(19,976)	—	—	1,710,636
Total	$ 103,397,274	$ (47,114,283)	$ —	$ (7,168,293)	$ 49,114,698

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$ (30,587)	$ 27,163	$ —	$ —	$ (3,424)
Bank of America Securities LLC	(2,376,466)	2,376,466	—	—	—
Barclays	(5,036,194)	4,460,226	—	—	(575,968)
BNP Paribas Securities Services	(8,458,697)	8,458,697	—	—	—
Citibank NA	(3,710,839)	3,710,839	—	—	—
Credit Agricole	(110,961)	56,993	—	—	(53,968)
Deutsche Bank Securities, Inc.	(3,225,332)	2,560,701	—	—	(664,631)
Goldman Sachs & Co.	(2,912,820)	2,439,251	—	—	(473,569)
JP Morgan Chase & Co.	(6,608,199)	6,608,199	—	—	—
Morgan Stanley	(7,795,673)	7,795,673	—	—	—
NatWest Markets Plc	(123,521)	—	—	—	(123,521)
RBC Dominion Securities, Inc.	(896,106)	896,106	—	—	—
Societe Generale Group	(116,528)	116,528	—	—	—
Standard Chartered Bank	(10,331)	10,331	—	—	—
State Street Global Markets LLC	(1,059,154)	1,059,154	—	—	—
Toronto-Dominion Bank	(3,756,612)	3,756,612	—	—	—
UBS AG	(2,761,368)	2,761,368	—	—	—
Wells Fargo Bank NA	(257,869)	—	—	—	(257,869)
Westpac International	(19,976)	19,976	—	—	—
Total	$ (49,267,233)	$ 47,114,283	$ —	$ —	$ (2,152,950)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject
239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
LIBOR, the London Interbank Offered Rate, was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. Certain equity and debt securities in which a Fund may invest may have earned interest at (or, some limited circumstances, continue to earn interest at), a floating rate based on LIBOR (or which was previously based on LIBOR) or the relevant benchmark replacement. Moreover, some securities still reference the LIBOR rate as the transition to SOFR or another non-LIBOR based rate will not occur until the next reset date.
The elimination of LIBOR, changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to a Fund.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Dynamic Bond Fund*	$ 246,471	$ 1,777,954
Emerging Markets Local Debt Fund	20,421,288	56,816,945
Floating Rate Fund	51,824,411	546,757,964
High Yield Fund	4,788,776	35,607,136
Inflation Plus Fund	14,684,841	73,904,093
Low Duration High Income Fund	9,659,679	79,238,176
Municipal Opportunities Fund	34,903,489	39,508,630
Municipal Short Duration Fund	327,726	304,450
Short Duration Fund	1,864,701	29,935,363
Strategic Income Fund*	190,907,687	326,676,436
Sustainable Municipal Bond Fund	2,988,217	2,793,976
Total Return Bond Fund	172,027,082	123,394,669
World Bond Fund	57,905,590	105,808,029

*	Future utilization of losses are subject to limitation under current tax laws.
During the year end October 31, 2023, the Dynamic Bond Fund utilized $629,035 of prior year capital loss carryforward.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$ 442,786,724	$ 1,502,008	$ (4,574,685)	$ (3,072,677)
Emerging Markets Local Debt Fund	30,582,984	1,388,702	(2,936,105)	(1,547,403)
Floating Rate Fund	1,313,986,221	13,823,335	(60,182,366)	(46,359,031)
High Yield Fund	414,489,882	5,161,837	(19,655,091)	(14,493,254)
Inflation Plus Fund	373,975,008	6,287,841	(36,732,064)	(30,444,223)
Low Duration High Income Fund	126,486,383	1,214,912	(3,909,346)	(2,694,434)
Municipal Opportunities Fund	1,835,323,320	16,496,866	(61,344,985)	(44,848,119)
Municipal Short Duration Fund	38,035,460	82,623	(1,076,987)	(994,364)
Short Duration Fund	1,774,880,566	11,677,556	(68,303,244)	(56,625,688)
Strategic Income Fund	2,558,315,006	60,114,511	(130,984,627)	(70,870,116)
Sustainable Municipal Bond Fund	91,418,117	378,470	(5,812,092)	(5,433,622)
Total Return Bond Fund	4,129,566,261	36,837,827	(370,498,506)	(333,660,679)
World Bond Fund	3,540,207,043	137,791,302	(256,347,790)	(118,556,488)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group,
241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Fund	Management Fee Rates
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
For the period November 1, 2023 through February 29, 2024, the investment management fee rates for each of the Dynamic Bond Fund and Low Duration High Income Fund was accrued daily and paid monthly based on the respective Fund’s average daily net assets, at the rate below.
Fund	Management Fee Rates
Dynamic Bond Fund	0.6000% on first $1 billion and;
0.5900% over $1 billion
Low Duration High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2025 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.05%	1.85%	0.69%	N/A	N/A	0.70%	0.60%	0.70%	0.60%
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)	Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return Bond Fund extend beyond February 28, 2025. Please see the Funds’ statement of additional information for more information.
243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

From November 1, 2023 through February 29, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Funds:
	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.10%	1.90%	0.80%	N/A	N/A	0.75%	0.65%	0.75%	0.65%
Low Duration High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
For the period from November 1, 2023 until March 1, 2024, with respect to the Low Duration High Income Fund, HFMC waived a portion of its contractual management fee equal to 0.01% as an annual percentage rate of the Low Duration High Income Fund's average daily net assets.
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	0.88%	1.32%	0.68%	N/A	N/A	0.71%	0.65%	0.66%	0.65%
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund	1.00%	1.75%	0.74%	1.25%	1.00%	0.78%	N/A	0.75%	0.67%
High Yield Fund	0.95%	1.73%	0.68%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund	0.85%	1.66%	0.61%	1.19%	0.88%	0.58%	N/A	0.58%	0.47%
Low Duration High Income Fund	1.03%	1.78%	0.78%	1.34%	1.04%	0.73%	N/A	0.76%	0.71%
Municipal Opportunities Fund	0.66%	1.44%	0.44%	N/A	N/A	N/A	N/A	0.42%	0.35%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund	0.75%	1.54%	0.49%	0.95%	0.73%	0.54%	0.43%	0.53%	0.43%
Strategic Income Fund	0.91%	1.63%	0.62%	1.24%	0.94%	0.64%	0.54%	0.63%	0.54%
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund	0.68%	1.57%	0.38%	1.03%	0.68%	0.42%	0.32%	0.37%	0.32%
World Bond Fund	1.02%	1.77%	0.72%	1.34%	1.03%	0.74%	0.63%	0.73%	0.63%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$ 50,180	$ 1,606
Emerging Markets Local Debt Fund	138	—
Floating Rate Fund	26,872	1,020
High Yield Fund	140,313	460
Inflation Plus Fund	9,991	217
Low Duration High Income Fund	7,253	210
Municipal Opportunities Fund	202,307	757
Municipal Short Duration Fund	8,741	—
Short Duration Fund	232,032	10,203
Strategic Income Fund	152,471	3,999
Sustainable Municipal Bond Fund	4,913	—
Total Return Bond Fund	611,924	3,069
World Bond Fund	106,529	991
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares
244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination, as follows:
Fund	Class A
Inflation Plus Fund	0.13%
Short Duration Fund	0.09%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Inflation Plus Fund to 0.13%.
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	0.03%	0.02%	0.03%	N/A	N/A	0.02%	0.00% *	0.01%	0.00% *
Emerging Markets Local Debt Fund	0.19%	0.25%	0.08%	0.21%	0.17%	0.10%	N/A	0.08%	0.00% *
Floating Rate Fund	0.11%	0.12%	0.08%	0.20%	0.16%	0.11%	N/A	0.11%	0.00% *
High Yield Fund	0.16%	0.14%	0.09%	0.22%	0.15%	0.11%	0.00% *	0.09%	0.00% *
Inflation Plus Fund	0.17%	0.19%	0.14%	0.22%	0.15%	0.11%	N/A	0.11%	0.00% *
Low Duration High Income Fund	0.13%	0.12%	0.15%	0.21%	0.17%	0.11%	N/A	0.11%	0.00% *
Municipal Opportunities Fund	0.06%	0.09%	0.10%	N/A	N/A	N/A	N/A	0.08%	0.00% *
Municipal Short Duration Fund	0.05%	0.22%	0.12%	N/A	N/A	N/A	N/A	N/A	0.00% *
Short Duration Fund	0.09%	0.11%	0.07%	0.13%	0.06%	0.11%	0.00% *	0.11%	0.00% *
Strategic Income Fund	0.12%	0.09%	0.08%	0.22%	0.16%	0.10%	0.00% *	0.09%	0.00% *
Sustainable Municipal Bond Fund	0.07%	0.17%	0.13%	N/A	N/A	N/A	N/A	N/A	0.00% *
Total Return Bond Fund	0.11%	0.25%	0.06%	0.21%	0.17%	0.10%	0.00% *	0.05%	0.00% *
World Bond Fund	0.14%	0.14%	0.10%	0.21%	0.17%	0.11%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$ —	$ —	$ —
Emerging Markets Local Debt Fund	—	—	—
Inflation Plus Fund	370,713	380,100	—
Low Duration High Income Fund	191,726	200,720	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Short Duration Fund	4,995,917	5,150,882	—
Strategic Income Fund	16,447,627	17,151,250	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	5,161,105	5,403,876	—
World Bond Fund	4,625,698	4,800,440	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	100%	—	100%
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—
High Yield Fund	—	—	—	—	—	—	1%	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	—	1%	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—
High Yield Fund	—	—	—	—	—	—	0%*	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	—	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	26%
Strategic Income Fund	4%
Total Return Bond Fund	1%
World Bond Fund	3%

*	As of April 30, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

10.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$ 340,890,462	$ 236,012,384	$ 565,229,965	$ 363,472,888	$ 906,120,427	$ 599,485,272
Emerging Markets Local Debt Fund	16,672,477	14,738,472	—	—	16,672,477	14,738,472
Floating Rate Fund	373,792,143	393,810,670	—	—	373,792,143	393,810,670
High Yield Fund	82,646,794	70,018,368	—	—	82,646,794	70,018,368
Inflation Plus Fund	141,018,998	116,604,733	15,537,735	38,264,809	156,556,733	154,869,542
Low Duration High Income Fund	91,574,151	291,896,770	39,212,155	6,478,585	130,786,306	298,375,355
Municipal Opportunities Fund	370,262,200	346,718,733	—	19,587	370,262,200	346,738,320
Municipal Short Duration Fund	3,070,932	5,962,701	—	—	3,070,932	5,962,701
Short Duration Fund	318,612,507	407,252,587	53,797,997	47,710,767	372,410,504	454,963,354
Strategic Income Fund	856,562,577	490,415,438	282,126,357	241,511,156	1,138,688,934	731,926,594
Sustainable Municipal Bond Fund	11,436,699	14,080,138	—	3,910	11,436,699	14,084,048
Total Return Bond Fund	496,231,075	529,848,942	466,649,365	308,051,628	962,880,440	837,900,570
World Bond Fund	1,238,556,737	1,191,745,460	130,115,392	147,899,847	1,368,672,129	1,339,645,307
11.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	634,252	$ 6,422,393	71,101	$ 693,303
Shares Issued for Reinvested Dividends	10,659	107,756	6,186	60,609
Shares Redeemed	(149,632)	(1,513,344)	(5,539)	(53,129)
Net Increase (Decrease)	495,279	5,016,805	71,748	700,783
Class C
Shares Sold	417,946	$ 4,223,239	31,880	$ 309,768
Shares Issued for Reinvested Dividends	5,833	58,921	4,622	45,255
Shares Redeemed	(132,618)	(1,341,259)	(3,664)	(35,082)
Net Increase (Decrease)	291,161	2,940,901	32,838	319,941
Class I
Shares Sold	37,822,119	$ 381,717,433	6,616,634	$ 64,147,713
Shares Issued for Reinvested Dividends	556,152	5,615,901	53,646	514,779
Shares Redeemed	(2,564,547)	(25,840,087)	(380,802)	(3,641,645)
Net Increase (Decrease)	35,813,724	361,493,247	6,289,478	61,020,847
Class R5
Shares Issued for Reinvested Dividends	2,277	$ 22,999	5,390	$ 52,853
Shares Redeemed	(99,578)	(1,007,723)	—	—
Net Increase (Decrease)	(97,301)	(984,724)	5,390	52,853
Class R6
Shares Issued for Reinvested Dividends	2,415	$ 24,375	5,559	$ 54,479
Shares Redeemed	(99,913)	(1,010,117)	—	—
Net Increase (Decrease)	(97,498)	(985,742)	5,559	54,479
Class Y
Shares Sold	2,458,588	$ 24,842,044	61,211	$ 585,008
Shares Issued for Reinvested Dividends	42,157	426,236	8,399	82,299
Shares Redeemed	(179,256)	(1,811,874)	(2,940)	(28,781)
Net Increase (Decrease)	2,321,489	23,456,406	66,670	638,526
248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Issued for Reinvested Dividends	27,742	$ 279,429	153,818	$ 1,508,284
Shares Redeemed	(4,658,053)	(46,832,398)	—	—
Net Increase (Decrease)	(4,630,311)	(46,552,969)	153,818	1,508,284
Total Net Increase (Decrease)	34,096,543	$ 344,383,924	6,625,501	$ 64,295,713
Emerging Markets Local Debt Fund
Class A
Shares Sold	259,129	$ 1,218,700	363,055	$ 1,564,051
Shares Issued for Reinvested Dividends	19,480	91,381	34,236	157,856
Shares Redeemed	(44,348)	(208,086)	(375,662)	(1,626,870)
Net Increase (Decrease)	234,261	1,101,995	21,629	95,037
Class C
Shares Sold	329	$ 1,551	12,016	$ 53,309
Shares Issued for Reinvested Dividends	2,327	10,953	6,224	28,757
Shares Redeemed	(11,648)	(53,776)	(76,062)	(345,160)
Net Increase (Decrease)	(8,992)	(41,272)	(57,822)	(263,094)
Class I
Shares Sold	501,209	$ 2,370,202	656,712	$ 3,054,149
Shares Issued for Reinvested Dividends	31,254	145,988	56,484	258,689
Shares Redeemed	(671,571)	(3,144,799)	(606,836)	(2,734,823)
Net Increase (Decrease)	(139,108)	(628,609)	106,360	578,015
Class R3
Shares Issued for Reinvested Dividends	53	$ 251	106	$ 488
Net Increase (Decrease)	53	251	106	488
Class R4
Shares Issued for Reinvested Dividends	58	$ 272	115	$ 527
Net Increase (Decrease)	58	272	115	527
Class R5
Shares Sold	—	$ —	438	$ 1,862
Shares Issued for Reinvested Dividends	70	312	145	632
Shares Redeemed	—	—	(445)	(1,910)
Net Increase (Decrease)	70	312	138	584
Class Y
Shares Sold	782,571	$ 3,619,211	193,448	$ 890,907
Shares Issued for Reinvested Dividends	97,999	454,361	217,549	986,568
Shares Redeemed	(429,607)	(1,938,797)	(3,533,011)	(16,084,283)
Net Increase (Decrease)	450,963	2,134,775	(3,122,014)	(14,206,808)
Class F
Shares Sold	30,938	$ 144,046	109,978	$ 504,336
Shares Issued for Reinvested Dividends	24,043	112,434	51,242	234,835
Shares Redeemed	(122,084)	(569,336)	(225,347)	(1,018,821)
Net Increase (Decrease)	(67,103)	(312,856)	(64,127)	(279,650)
Total Net Increase (Decrease)	470,202	$ 2,254,868	(3,115,615)	$ (14,074,901)
Floating Rate Fund
Class A
Shares Sold	2,146,091	$ 16,921,932	6,166,238	$ 47,983,871
Shares Issued for Reinvested Dividends	2,731,683	21,523,654	5,461,431	42,609,102
Shares Redeemed	(10,866,523)	(85,572,837)	(22,035,142)	(171,676,735)
Net Increase (Decrease)	(5,988,749)	(47,127,251)	(10,407,473)	(81,083,762)
Class C
Shares Sold	315,929	$ 2,513,281	793,971	$ 6,242,101
Shares Issued for Reinvested Dividends	203,922	1,626,170	518,539	4,082,328
Shares Redeemed	(1,484,535)	(11,820,517)	(4,957,307)	(38,985,966)
Net Increase (Decrease)	(964,684)	(7,681,066)	(3,644,797)	(28,661,537)
249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	19,875,029	$ 155,087,385	17,309,864	$ 133,992,119
Shares Issued for Reinvested Dividends	2,326,499	18,142,226	4,918,171	38,037,969
Shares Redeemed	(15,932,752)	(124,315,169)	(63,086,175)	(487,080,716)
Net Increase (Decrease)	6,268,776	48,914,442	(40,858,140)	(315,050,628)
Class R3
Shares Sold	7,132	$ 56,708	70,794	$ 559,054
Shares Issued for Reinvested Dividends	12,251	97,373	24,746	194,329
Shares Redeemed	(8,155)	(64,908)	(136,349)	(1,068,703)
Net Increase (Decrease)	11,228	89,173	(40,809)	(315,320)
Class R4
Shares Sold	31,684	$ 248,972	17,164	$ 133,643
Shares Issued for Reinvested Dividends	10,064	79,214	17,127	133,511
Shares Redeemed	(17,610)	(138,646)	(91,018)	(707,966)
Net Increase (Decrease)	24,138	189,540	(56,727)	(440,812)
Class R5
Shares Sold	7,704	$ 60,097	50,571	$ 392,499
Shares Issued for Reinvested Dividends	8,002	62,442	12,430	96,252
Shares Redeemed	(37,098)	(290,240)	(44,262)	(341,904)
Net Increase (Decrease)	(21,392)	(167,701)	18,739	146,847
Class Y
Shares Sold	1,244,419	$ 9,669,436	2,466,546	$ 18,860,794
Shares Issued for Reinvested Dividends	217,663	1,690,825	473,412	3,648,918
Shares Redeemed	(1,639,037)	(12,695,048)	(4,088,914)	(31,431,716)
Net Increase (Decrease)	(176,955)	(1,334,787)	(1,148,956)	(8,922,004)
Class F
Shares Sold	690,867	$ 5,363,650	8,432,544	$ 64,783,328
Shares Issued for Reinvested Dividends	310,124	2,406,495	673,559	5,188,798
Shares Redeemed	(3,352,209)	(26,023,670)	(15,961,968)	(123,067,023)
Net Increase (Decrease)	(2,351,218)	(18,253,525)	(6,855,865)	(53,094,897)
Total Net Increase (Decrease)	(3,198,856)	$ (25,371,175)	(62,994,028)	$ (487,422,113)
High Yield Fund
Class A
Shares Sold	2,986,393	$ 20,449,131	6,076,786	$ 40,366,243
Shares Issued for Reinvested Dividends	969,196	6,673,033	1,873,282	12,435,222
Shares Redeemed	(3,691,136)	(25,304,707)	(9,150,590)	(60,758,355)
Net Increase (Decrease)	264,453	1,817,457	(1,200,522)	(7,956,890)
Class C
Shares Sold	160,671	$ 1,099,559	223,480	$ 1,488,478
Shares Issued for Reinvested Dividends	36,609	251,372	75,987	503,098
Shares Redeemed	(383,741)	(2,627,152)	(466,222)	(3,083,900)
Net Increase (Decrease)	(186,461)	(1,276,221)	(166,755)	(1,092,324)
Class I
Shares Sold	1,280,747	$ 8,743,234	3,519,531	$ 23,359,158
Shares Issued for Reinvested Dividends	151,502	1,038,563	192,217	1,270,924
Shares Redeemed	(657,685)	(4,481,244)	(1,885,486)	(12,456,009)
Net Increase (Decrease)	774,564	5,300,553	1,826,262	12,174,073
Class R3
Shares Sold	17,111	$ 117,937	35,400	$ 235,518
Shares Issued for Reinvested Dividends	5,709	39,341	11,823	78,526
Shares Redeemed	(33,085)	(225,018)	(75,532)	(501,184)
Net Increase (Decrease)	(10,265)	(67,740)	(28,309)	(187,140)
Class R4
Shares Sold	13,645	$ 92,767	16,614	$ 110,035
Shares Issued for Reinvested Dividends	4,003	27,615	7,069	47,017
Shares Redeemed	(3,354)	(23,041)	(22,645)	(151,989)
Net Increase (Decrease)	14,294	97,341	1,038	5,063
250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	6,922	$ 46,885	9,319	$ 61,202
Shares Issued for Reinvested Dividends	3,144	21,440	5,540	36,436
Shares Redeemed	(11,405)	(77,768)	(8,970)	(58,547)
Net Increase (Decrease)	(1,339)	(9,443)	5,889	39,091
Class R6
Shares Sold	165,706	$ 1,108,456	19,635	$ 129,446
Shares Issued for Reinvested Dividends	4,322	29,217	193	1,257
Shares Redeemed	(33,020)	(222,395)	(14,044)	(93,110)
Net Increase (Decrease)	137,008	915,278	5,784	37,593
Class Y
Shares Sold	627,736	$ 4,169,220	385,565	$ 2,488,241
Shares Issued for Reinvested Dividends	7,629	51,437	24,398	159,554
Shares Redeemed	(940,830)	(6,332,846)	(103,826)	(677,731)
Net Increase (Decrease)	(305,465)	(2,112,189)	306,137	1,970,064
Class F
Shares Sold	3,094,029	$ 20,986,835	4,641,795	$ 30,578,374
Shares Issued for Reinvested Dividends	585,398	3,988,899	990,376	6,512,776
Shares Redeemed	(2,176,803)	(14,761,271)	(4,531,178)	(29,806,914)
Net Increase (Decrease)	1,502,624	10,214,463	1,100,993	7,284,236
Total Net Increase (Decrease)	2,189,413	$ 14,879,499	1,850,517	$ 12,273,766
Inflation Plus Fund
Class A
Shares Sold	358,421	$ 3,516,407	525,276	$ 5,205,885
Shares Issued for Reinvested Dividends	181,043	1,773,510	623,224	6,143,918
Shares Redeemed	(2,235,475)	(22,052,866)	(5,137,553)	(50,765,420)
Net Increase (Decrease)	(1,696,011)	(16,762,949)	(3,989,053)	(39,415,617)
Class C
Shares Sold	26,124	$ 247,234	64,789	$ 617,586
Shares Issued for Reinvested Dividends	10,059	94,499	49,257	467,719
Shares Redeemed	(345,636)	(3,269,039)	(992,992)	(9,367,295)
Net Increase (Decrease)	(309,453)	(2,927,306)	(878,946)	(8,281,990)
Class I
Shares Sold	711,003	$ 7,106,219	1,688,646	$ 17,075,612
Shares Issued for Reinvested Dividends	41,179	413,236	167,948	1,695,646
Shares Redeemed	(1,084,408)	(10,927,438)	(4,846,448)	(48,942,183)
Net Increase (Decrease)	(332,226)	(3,407,983)	(2,989,854)	(30,170,925)
Class R3
Shares Sold	270,238	$ 2,610,208	654,850	$ 6,335,060
Shares Issued for Reinvested Dividends	30,481	291,552	89,163	859,021
Shares Redeemed	(325,769)	(3,131,232)	(1,074,726)	(10,375,473)
Net Increase (Decrease)	(25,050)	(229,472)	(330,713)	(3,181,392)
Class R4
Shares Sold	93,810	$ 925,349	94,010	$ 928,836
Shares Issued for Reinvested Dividends	4,643	45,566	12,842	126,754
Shares Redeemed	(58,878)	(584,259)	(160,382)	(1,580,490)
Net Increase (Decrease)	39,575	386,656	(53,530)	(524,900)
Class R5
Shares Sold	59,909	$ 595,748	91,418	$ 920,129
Shares Issued for Reinvested Dividends	3,352	33,486	8,336	83,690
Shares Redeemed	(17,952)	(181,507)	(74,122)	(746,931)
Net Increase (Decrease)	45,309	447,727	25,632	256,888
Class Y
Shares Sold	34,681	$ 349,179	57,382	$ 579,905
Shares Issued for Reinvested Dividends	22,010	221,505	67,111	678,036
Shares Redeemed	(150,578)	(1,523,937)	(212,687)	(2,157,781)
Net Increase (Decrease)	(93,887)	(953,253)	(88,194)	(899,840)
251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,543,062	$ 15,610,988	3,448,679	$ 34,828,631
Shares Issued for Reinvested Dividends	151,771	1,522,820	521,231	5,256,326
Shares Redeemed	(2,741,400)	(27,657,404)	(7,077,065)	(71,620,980)
Net Increase (Decrease)	(1,046,567)	(10,523,596)	(3,107,155)	(31,536,023)
Total Net Increase (Decrease)	(3,418,310)	$ (33,970,176)	(11,411,813)	$ (113,753,799)
Low Duration High Income Fund
Class A
Shares Sold	292,715	$ 2,613,486	1,065,457	$ 9,443,281
Shares Issued for Reinvested Dividends	275,485	2,464,734	611,366	5,417,975
Shares Redeemed	(1,239,092)	(11,089,184)	(3,514,489)	(31,082,773)
Net Increase (Decrease)	(670,892)	(6,010,964)	(1,837,666)	(16,221,517)
Class C
Shares Sold	46,994	$ 426,337	106,795	$ 953,045
Shares Issued for Reinvested Dividends	36,935	334,047	102,467	916,532
Shares Redeemed	(245,465)	(2,219,338)	(961,310)	(8,576,036)
Net Increase (Decrease)	(161,536)	(1,458,954)	(752,048)	(6,706,459)
Class I
Shares Sold	502,176	$ 4,452,643	4,093,802	$ 35,999,133
Shares Issued for Reinvested Dividends	602,464	5,341,048	1,735,649	15,258,394
Shares Redeemed	(13,512,331)	(119,831,930)	(14,727,182)	(129,136,942)
Net Increase (Decrease)	(12,407,691)	(110,038,239)	(8,897,731)	(77,879,415)
Class R3
Shares Sold	140	$ 1,263	1,173	$ 10,455
Shares Issued for Reinvested Dividends	66	588	172	1,523
Shares Redeemed	(10)	(93)	(2,144)	(19,165)
Net Increase (Decrease)	196	1,758	(799)	(7,187)
Class R4
Shares Sold	1,228	$ 10,970	4,991	$ 44,072
Shares Issued for Reinvested Dividends	277	2,472	933	8,259
Shares Redeemed	(31,458)	(282,494)	(15,150)	(133,596)
Net Increase (Decrease)	(29,953)	(269,052)	(9,226)	(81,265)
Class R5
Shares Sold	67,581	$ 598,244	122,768	$ 1,080,381
Shares Issued for Reinvested Dividends	48,602	430,030	98,784	867,595
Shares Redeemed	(127,496)	(1,127,218)	(434,240)	(3,817,465)
Net Increase (Decrease)	(11,313)	(98,944)	(212,688)	(1,869,489)
Class Y
Shares Sold	189,442	$ 1,677,911	1,600,547	$ 14,197,615
Shares Issued for Reinvested Dividends	89,888	797,240	133,894	1,178,165
Shares Redeemed	(2,485,192)	(22,019,544)	(651,889)	(5,723,327)
Net Increase (Decrease)	(2,205,862)	(19,544,393)	1,082,552	9,652,453
Class F
Shares Sold	82,072	$ 727,474	247,629	$ 2,175,337
Shares Issued for Reinvested Dividends	92,609	820,897	229,175	2,015,149
Shares Redeemed	(478,490)	(4,243,641)	(2,343,485)	(20,573,431)
Net Increase (Decrease)	(303,809)	(2,695,270)	(1,866,681)	(16,382,945)
Total Net Increase (Decrease)	(15,790,860)	$ (140,114,058)	(12,494,287)	$ (109,495,824)
Municipal Opportunities Fund
Class A
Shares Sold	4,929,874	$ 40,826,601	11,543,261	$ 93,798,374
Shares Issued for Reinvested Dividends	677,873	5,633,161	1,249,910	10,146,016
Shares Redeemed	(5,163,196)	(42,598,977)	(12,521,119)	(101,373,574)
Net Increase (Decrease)	444,551	3,860,785	272,052	2,570,816
252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	106,703	$ 885,772	320,451	$ 2,596,766
Shares Issued for Reinvested Dividends	26,687	222,012	60,001	487,696
Shares Redeemed	(542,928)	(4,484,764)	(1,440,118)	(11,730,778)
Net Increase (Decrease)	(409,538)	(3,376,980)	(1,059,666)	(8,646,316)
Class I
Shares Sold	21,580,553	$ 177,948,197	53,617,956	$ 434,888,126
Shares Issued for Reinvested Dividends	1,748,120	14,532,930	3,052,646	24,782,800
Shares Redeemed	(20,545,192)	(169,418,393)	(50,625,885)	(409,649,716)
Net Increase (Decrease)	2,783,481	23,062,734	6,044,717	50,021,210
Class Y
Shares Sold	871,306	$ 7,185,350	310,581	$ 2,532,858
Shares Issued for Reinvested Dividends	28,608	237,786	40,402	327,834
Shares Redeemed	(215,588)	(1,782,212)	(231,369)	(1,872,811)
Net Increase (Decrease)	684,326	5,640,924	119,614	987,881
Class F
Shares Sold	13,364,591	$ 110,511,337	17,478,398	$ 141,979,827
Shares Issued for Reinvested Dividends	664,970	5,520,944	1,145,909	9,290,889
Shares Redeemed	(8,670,269)	(71,708,850)	(17,417,531)	(140,904,458)
Net Increase (Decrease)	5,359,292	44,323,431	1,206,776	10,366,258
Total Net Increase (Decrease)	8,862,112	$ 73,510,894	6,583,493	$ 55,299,849
Municipal Short Duration Fund
Class A
Shares Sold	370,843	$ 3,629,686	1,400,982	$ 13,558,082
Shares Issued for Reinvested Dividends	28,158	276,509	50,157	486,153
Shares Redeemed	(610,237)	(5,990,001)	(1,867,944)	(18,137,740)
Net Increase (Decrease)	(211,236)	(2,083,806)	(416,805)	(4,093,505)
Class C
Shares Sold	8,438	$ 82,854	29,064	$ 280,468
Shares Issued for Reinvested Dividends	225	2,213	426	4,133
Shares Redeemed	(27,720)	(271,529)	(80,772)	(783,701)
Net Increase (Decrease)	(19,057)	(186,462)	(51,282)	(499,100)
Class I
Shares Sold	18,320	$ 179,043	218,484	$ 2,104,627
Shares Issued for Reinvested Dividends	4,839	47,320	11,282	108,951
Shares Redeemed	(64,163)	(625,326)	(444,950)	(4,297,423)
Net Increase (Decrease)	(41,004)	(398,963)	(215,184)	(2,083,845)
Class F
Shares Sold	103,443	$ 1,002,068	242,659	$ 2,346,495
Shares Issued for Reinvested Dividends	8,329	81,462	17,489	168,921
Shares Redeemed	(215,924)	(2,111,878)	(468,995)	(4,533,680)
Net Increase (Decrease)	(104,152)	(1,028,348)	(208,847)	(2,018,264)
Total Net Increase (Decrease)	(375,449)	$ (3,697,579)	(892,118)	$ (8,694,714)
Short Duration Fund
Class A
Shares Sold	9,278,442	$ 88,245,120	29,507,404	$ 275,394,503
Shares Issued for Reinvested Dividends	1,632,601	15,582,629	2,706,295	25,282,758
Shares Redeemed	(18,366,078)	(174,873,796)	(37,417,603)	(349,258,715)
Net Increase (Decrease)	(7,455,035)	(71,046,047)	(5,203,904)	(48,581,454)
Class C
Shares Sold	530,191	$ 5,060,799	1,076,962	$ 10,032,969
Shares Issued for Reinvested Dividends	50,295	480,135	97,904	914,470
Shares Redeemed	(874,432)	(8,327,179)	(3,474,006)	(32,422,626)
Net Increase (Decrease)	(293,946)	(2,786,245)	(2,299,140)	(21,475,187)
253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	16,514,635	$ 156,458,936	24,479,348	$ 227,405,891
Shares Issued for Reinvested Dividends	737,007	6,995,203	1,165,105	10,827,866
Shares Redeemed	(15,241,184)	(144,181,434)	(28,227,103)	(262,158,969)
Net Increase (Decrease)	2,010,458	19,272,705	(2,582,650)	(23,925,212)
Class R3
Shares Sold	143,963	$ 1,359,089	83,413	$ 777,466
Shares Issued for Reinvested Dividends	4,830	46,058	4,249	39,653
Shares Redeemed	(23,614)	(224,865)	(58,837)	(549,125)
Net Increase (Decrease)	125,179	1,180,282	28,825	267,994
Class R4
Shares Sold	184,003	$ 1,751,853	9,445	$ 87,714
Shares Issued for Reinvested Dividends	9,949	94,805	17,824	166,244
Shares Redeemed	(338,398)	(3,224,854)	(21,345)	(198,553)
Net Increase (Decrease)	(144,446)	(1,378,196)	5,924	55,405
Class R5
Shares Sold	19,824	$ 187,496	39,052	$ 363,010
Shares Issued for Reinvested Dividends	4,814	45,672	7,463	69,322
Shares Redeemed	(9,639)	(91,279)	(41,141)	(382,459)
Net Increase (Decrease)	14,999	141,889	5,374	49,873
Class R6
Shares Sold	6,106	$ 57,326	31,353	$ 289,223
Shares Issued for Reinvested Dividends	5,380	50,681	7,976	73,619
Shares Redeemed	(10,918)	(102,837)	(16,955)	(156,147)
Net Increase (Decrease)	568	5,170	22,374	206,695
Class Y
Shares Sold	27,326	$ 257,980	140,871	$ 1,305,211
Shares Issued for Reinvested Dividends	6,818	64,595	18,167	168,330
Shares Redeemed	(55,869)	(528,241)	(657,826)	(6,109,422)
Net Increase (Decrease)	(21,725)	(205,666)	(498,788)	(4,635,881)
Class F
Shares Sold	11,250,065	$ 106,172,691	21,558,395	$ 199,622,607
Shares Issued for Reinvested Dividends	1,357,496	12,842,095	2,317,113	21,471,230
Shares Redeemed	(13,153,709)	(124,165,485)	(30,916,433)	(286,595,773)
Net Increase (Decrease)	(546,148)	(5,150,699)	(7,040,925)	(65,501,936)
Total Net Increase (Decrease)	(6,310,096)	$ (59,966,807)	(17,562,910)	$ (163,539,703)
Strategic Income Fund
Class A
Shares Sold	3,216,203	$ 24,565,808	5,379,716	$ 40,818,053
Shares Issued for Reinvested Dividends	1,190,083	9,129,912	1,859,506	13,949,252
Shares Redeemed	(3,820,038)	(29,216,020)	(8,702,874)	(65,541,920)
Net Increase (Decrease)	586,248	4,479,700	(1,463,652)	(10,774,615)
Class C
Shares Sold	1,440,836	$ 11,159,819	1,602,746	$ 12,222,232
Shares Issued for Reinvested Dividends	216,573	1,681,256	315,273	2,390,446
Shares Redeemed	(1,006,454)	(7,787,274)	(2,428,438)	(18,416,132)
Net Increase (Decrease)	650,955	5,053,801	(510,419)	(3,803,454)
Class I
Shares Sold	50,482,186	$ 386,496,229	76,200,418	$ 575,561,073
Shares Issued for Reinvested Dividends	5,804,976	44,651,194	7,915,487	59,505,500
Shares Redeemed	(37,567,202)	(288,234,283)	(80,208,217)	(605,077,439)
Net Increase (Decrease)	18,719,960	142,913,140	3,907,688	29,989,134
Class R3
Shares Sold	39,885	$ 306,292	90,249	$ 681,298
Shares Issued for Reinvested Dividends	13,686	104,857	22,157	165,950
Shares Redeemed	(69,439)	(529,117)	(131,653)	(988,070)
Net Increase (Decrease)	(15,868)	(117,968)	(19,247)	(140,822)
254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	21,807	$ 167,045	147,440	$ 1,108,650
Shares Issued for Reinvested Dividends	28,727	220,143	63,254	474,995
Shares Redeemed	(34,567)	(264,913)	(609,470)	(4,554,607)
Net Increase (Decrease)	15,967	122,275	(398,776)	(2,970,962)
Class R5
Shares Sold	682,849	$ 5,207,022	946,543	$ 7,116,964
Shares Issued for Reinvested Dividends	159,986	1,224,502	241,140	1,804,585
Shares Redeemed	(1,222,047)	(9,379,783)	(977,867)	(7,345,654)
Net Increase (Decrease)	(379,212)	(2,948,259)	209,816	1,575,895
Class R6
Shares Sold	5,042,369	$ 38,568,249	9,591,278	$ 72,256,122
Shares Issued for Reinvested Dividends	1,341,328	10,264,739	1,963,219	14,690,924
Shares Redeemed	(4,312,431)	(32,866,502)	(7,157,051)	(53,783,860)
Net Increase (Decrease)	2,071,266	15,966,486	4,397,446	33,163,186
Class Y
Shares Sold	5,007,756	$ 38,408,114	4,392,442	$ 33,018,080
Shares Issued for Reinvested Dividends	392,564	2,999,457	555,414	4,147,491
Shares Redeemed	(2,446,712)	(18,775,421)	(5,295,696)	(39,933,157)
Net Increase (Decrease)	2,953,608	22,632,150	(347,840)	(2,767,586)
Class F
Shares Sold	8,927,964	$ 68,487,873	8,493,800	$ 63,450,329
Shares Issued for Reinvested Dividends	1,138,391	8,744,684	1,676,235	12,593,000
Shares Redeemed	(4,512,926)	(34,615,065)	(11,474,674)	(86,866,407)
Net Increase (Decrease)	5,553,429	42,617,492	(1,304,639)	(10,823,078)
Total Net Increase (Decrease)	30,156,353	$ 230,718,817	4,470,377	$ 33,447,698
Sustainable Municipal Bond Fund
Class A
Shares Sold	166,159	$ 1,652,492	600,074	$ 5,837,443
Shares Issued for Reinvested Dividends	32,448	322,772	68,277	663,131
Shares Redeemed	(293,528)	(2,901,748)	(1,275,785)	(12,428,832)
Net Increase (Decrease)	(94,921)	(926,484)	(607,434)	(5,928,258)
Class C
Shares Sold	718	$ 6,891	11,292	$ 110,656
Shares Issued for Reinvested Dividends	1,721	17,107	4,521	43,892
Shares Redeemed	(87,953)	(876,250)	(81,574)	(794,766)
Net Increase (Decrease)	(85,514)	(852,252)	(65,761)	(640,218)
Class I
Shares Sold	1,104,018	$ 10,885,130	3,339,746	$ 32,324,453
Shares Issued for Reinvested Dividends	67,730	671,907	124,608	1,206,121
Shares Redeemed	(868,070)	(8,545,262)	(3,603,920)	(34,658,249)
Net Increase (Decrease)	303,678	3,011,775	(139,566)	(1,127,675)
Class F
Shares Sold	200,301	$ 1,987,779	704,131	$ 6,852,485
Shares Issued for Reinvested Dividends	21,822	216,540	48,956	474,253
Shares Redeemed	(256,660)	(2,525,604)	(1,340,076)	(12,930,648)
Net Increase (Decrease)	(34,537)	(321,285)	(586,989)	(5,603,910)
Total Net Increase (Decrease)	88,706	$ 911,754	(1,399,750)	$ (13,300,061)
Total Return Bond Fund
Class A
Shares Sold	10,153,853	$ 91,259,084	17,880,255	$ 160,806,778
Shares Issued for Reinvested Dividends	2,190,286	19,770,622	3,868,335	34,600,881
Shares Redeemed	(10,447,729)	(93,920,781)	(19,182,493)	(171,733,080)
Net Increase (Decrease)	1,896,410	17,108,925	2,566,097	23,674,579
255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	18,939	$ 171,913	97,458	$ 881,260
Shares Issued for Reinvested Dividends	7,762	70,922	18,586	168,414
Shares Redeemed	(155,598)	(1,415,748)	(434,880)	(3,954,734)
Net Increase (Decrease)	(128,897)	(1,172,913)	(318,836)	(2,905,060)
Class I
Shares Sold	30,939,269	$ 277,272,083	56,200,295	$ 504,859,683
Shares Issued for Reinvested Dividends	1,412,077	12,687,951	1,838,099	16,316,761
Shares Redeemed	(31,698,118)	(284,912,855)	(27,592,026)	(244,430,017)
Net Increase (Decrease)	653,228	5,047,179	30,446,368	276,746,427
Class R3
Shares Sold	58,850	$ 544,969	73,573	$ 679,238
Shares Issued for Reinvested Dividends	7,198	66,810	11,773	108,211
Shares Redeemed	(54,271)	(506,317)	(50,141)	(469,477)
Net Increase (Decrease)	11,777	105,462	35,205	317,972
Class R4
Shares Sold	120,741	$ 1,105,284	236,687	$ 2,148,793
Shares Issued for Reinvested Dividends	21,970	202,116	42,031	383,346
Shares Redeemed	(153,538)	(1,405,727)	(396,616)	(3,632,986)
Net Increase (Decrease)	(10,827)	(98,327)	(117,898)	(1,100,847)
Class R5
Shares Sold	90,536	$ 829,251	43,960	$ 402,219
Shares Issued for Reinvested Dividends	4,022	36,698	6,673	60,393
Shares Redeemed	(58,952)	(536,942)	(64,860)	(585,820)
Net Increase (Decrease)	35,606	329,007	(14,227)	(123,208)
Class R6
Shares Sold	6,247,520	$ 56,458,557	13,158,490	$ 117,813,063
Shares Issued for Reinvested Dividends	677,295	6,124,830	991,840	8,879,227
Shares Redeemed	(5,621,795)	(50,826,483)	(7,007,862)	(62,384,577)
Net Increase (Decrease)	1,303,020	11,756,904	7,142,468	64,307,713
Class Y
Shares Sold	1,084,294	$ 9,699,900	6,392,383	$ 57,584,487
Shares Issued for Reinvested Dividends	212,813	1,929,562	851,576	7,707,610
Shares Redeemed	(2,688,912)	(24,487,395)	(41,058,520)	(372,966,264)
Net Increase (Decrease)	(1,391,805)	(12,857,933)	(33,814,561)	(307,674,167)
Class F
Shares Sold	29,808,695	$ 264,117,046	45,251,828	$ 400,482,089
Shares Issued for Reinvested Dividends	2,798,695	24,942,090	4,141,032	36,558,206
Shares Redeemed	(17,433,420)	(154,202,414)	(34,515,349)	(305,764,196)
Net Increase (Decrease)	15,173,970	134,856,722	14,877,511	131,276,099
Total Net Increase (Decrease)	17,542,482	$ 155,075,026	20,802,127	$ 184,519,508
World Bond Fund
Class A
Shares Sold	1,972,637	$ 19,445,927	4,413,573	$ 43,727,026
Shares Issued for Reinvested Dividends	440,101	4,366,430	544,216	5,332,647
Shares Redeemed	(3,354,344)	(33,008,217)	(8,220,461)	(81,017,957)
Net Increase (Decrease)	(941,606)	(9,195,860)	(3,262,672)	(31,958,284)
Class C
Shares Sold	88,067	$ 841,281	268,149	$ 2,556,300
Shares Issued for Reinvested Dividends	20,286	195,120	25,969	246,865
Shares Redeemed	(432,491)	(4,125,901)	(879,802)	(8,414,576)
Net Increase (Decrease)	(324,138)	(3,089,500)	(585,684)	(5,611,411)
Class I
Shares Sold	17,400,855	$ 173,605,088	50,670,408	$ 507,016,075
Shares Issued for Reinvested Dividends	1,851,967	18,567,364	2,419,119	23,943,511
Shares Redeemed	(28,584,170)	(284,272,054)	(57,518,048)	(572,878,431)
Net Increase (Decrease)	(9,331,348)	(92,099,602)	(4,428,521)	(41,918,845)
256

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	8,456	$ 82,769	30,235	$ 297,242
Shares Issued for Reinvested Dividends	1,900	18,652	1,983	19,206
Shares Redeemed	(10,673)	(103,866)	(26,903)	(263,884)
Net Increase (Decrease)	(317)	(2,445)	5,315	52,564
Class R4
Shares Sold	11,722	$ 116,515	107,277	$ 1,071,113
Shares Issued for Reinvested Dividends	2,239	22,283	2,966	29,238
Shares Redeemed	(30,399)	(301,863)	(130,521)	(1,292,089)
Net Increase (Decrease)	(16,438)	(163,065)	(20,278)	(191,738)
Class R5
Shares Sold	86,244	$ 860,527	208,390	$ 2,084,094
Shares Issued for Reinvested Dividends	15,350	153,896	17,785	176,020
Shares Redeemed	(98,198)	(980,367)	(169,713)	(1,683,400)
Net Increase (Decrease)	3,396	34,056	56,462	576,714
Class R6
Shares Sold	2,530,084	$ 25,352,135	5,333,196	$ 53,703,585
Shares Issued for Reinvested Dividends	271,643	2,736,834	297,033	2,952,974
Shares Redeemed	(1,714,856)	(17,171,548)	(3,127,890)	(31,325,346)
Net Increase (Decrease)	1,086,871	10,917,421	2,502,339	25,331,213
Class Y
Shares Sold	850,602	$ 8,527,618	1,856,693	$ 18,599,825
Shares Issued for Reinvested Dividends	173,950	1,749,378	232,072	2,304,841
Shares Redeemed	(2,288,053)	(22,830,246)	(12,662,246)	(126,757,617)
Net Increase (Decrease)	(1,263,501)	(12,553,250)	(10,573,481)	(105,852,951)
Class F
Shares Sold	22,625,867	$ 226,270,210	86,800,171	$ 861,429,157
Shares Issued for Reinvested Dividends	3,517,838	35,354,499	3,974,937	39,412,751
Shares Redeemed	(18,765,116)	(187,433,040)	(35,984,003)	(360,145,558)
Net Increase (Decrease)	7,378,589	74,191,669	54,791,105	540,696,350
Total Net Increase (Decrease)	(3,408,492)	$ (31,960,576)	38,484,585	$ 381,123,612
12.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, each Fund (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
13.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
257

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

15.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
258

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
259

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-FI24    06/24     Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer ofthe registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 8, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)